UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
119,628		Delphi Automotive plc	$8,381,138
72,648		Gentex Corp	1,517,617
64,839		Lear Corp	9,212,973
70,957		Thor Industries, Inc	7,344,049
		TOTAL AUTOMOBILES & COMPONENTS	26,455,777

BANKS - 0.4%
209,166		Citizens Financial Group, Inc	7,565,534
14,461	*	Western Alliance Bancorp	714,084
		TOTAL BANKS	8,279,618

CAPITAL GOODS - 9.3%
106,384		3M Co	18,598,051
119,555		A.O. Smith Corp	5,828,306
26,642		Air Lease Corp	969,236
150,372		Boeing Co	24,573,792
20,911		BWX Technologies, Inc	867,597
82,771		Deere & Co	8,860,636
137,882		General Electric Co	4,095,095
127,417	*	HD Supply Holdings, Inc	5,389,739
38,310		Hexcel Corp	1,967,219
129,679		Honeywell International, Inc	15,343,619
44,808		Huntington Ingalls	8,690,960
114,691		Illinois Tool Works, Inc	14,588,695
76,067		Lockheed Martin Corp	19,117,919
147,298		Masco Corp	4,853,469
19,164		MSC Industrial Direct Co (Class A)	1,957,603
23,236		Nordson Corp	2,637,983
61,783		Northrop Grumman Corp	14,153,250
86,801		Paccar, Inc	5,842,575
171,319	*	Quanta Services, Inc	6,148,639
45,944		Raytheon Co	6,623,287
11,604		Rockwell Automation, Inc	1,717,276
5,732		Rockwell Collins, Inc	520,236
107,716		Spirit Aerosystems Holdings, Inc (Class A)	6,468,346
59,614	*	United Rentals, Inc	7,541,767
4,679		Valmont Industries, Inc	673,776
39,043		W.W. Grainger, Inc	9,861,091
		TOTAL CAPITAL GOODS	197,890,162

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
26,768	*	Copart, Inc	1,518,817
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,633		LSC Communications, Inc	$803,197
195,621		Pitney Bowes, Inc	3,114,286
13,375		RR Donnelley & Sons Co	229,381
170,020		Waste Management, Inc	11,816,390
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,482,071

CONSUMER DURABLES & APPAREL - 1.5%
22,365		Carter’s, Inc	1,873,069
6,195		Harman International Industries, Inc	688,636
117,548	*	Kate Spade & Co	2,175,814
161,765		Leggett & Platt, Inc	7,719,426
27,513		Lennar Corp (Class A)	1,228,456
99,200	*	Michael Kors Holdings Ltd	4,246,752
18,675	*	Mohawk Industries, Inc	4,030,812
133,197		Nike, Inc (Class B)	7,046,121
4,704		Tupperware Corp	283,933
9,898		Whirlpool Corp	1,731,061
		TOTAL CONSUMER DURABLES & APPAREL	31,024,080

CONSUMER SERVICES - 3.2%
36,340		Brinker International, Inc	1,617,130
48,937		Darden Restaurants, Inc	3,586,103
131,954		Marriott International, Inc (Class A)	11,163,309
173,109		McDonald’s Corp	21,217,970
12,339	*	Panera Bread Co (Class A)	2,579,591
175,792		Starbucks Corp	9,707,234
29,343		Vail Resorts, Inc	5,033,498
166,480		Wendy’s	2,252,475
118,949		Wyndham Worldwide Corp	9,404,108
38,179		Yum! Brands, Inc	2,501,870
		TOTAL CONSUMER SERVICES	69,063,288

DIVERSIFIED FINANCIALS - 5.1%
18,107		Ameriprise Financial, Inc	2,032,873
146,947		Charles Schwab Corp	6,060,094
123,029		Discover Financial Services	8,523,449
37,895	*	Donnelley Financial Solutions, Inc	912,512
48,052		Eaton Vance Corp	2,014,820
19,919		IntercontinentalExchange Group, Inc	1,162,473
45,049		Invesco Ltd	1,302,817
560,000		iShares Russell 1000 Growth Index Fund	60,676,000
27,571		Lazard Ltd (Class A)	1,171,216
42,930		LPL Financial Holdings, Inc	1,687,149
102,913		Moody’s Corp	10,668,991
32,006		MSCI, Inc (Class A)	2,648,496
30,084		S&P Global, Inc	3,615,495
48,558		T Rowe Price Group, Inc	3,274,752
76,146		TD Ameritrade Holding Corp	3,514,138
		TOTAL DIVERSIFIED FINANCIALS	109,265,275
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 0.3%
50,893		Apache Corp	$3,044,419
61,736		Cabot Oil & Gas Corp	1,326,090
4,434		Cimarex Energy Co	599,521
16,028	*	Devon Energy Corp	729,915
7,707		Oneok, Inc	424,733
32,467		Williams Cos, Inc	936,348
		TOTAL ENERGY	7,061,026

FOOD & STAPLES RETAILING - 1.2%
3,254		Casey’s General Stores, Inc	373,885
174,847		CVS Health Corp	13,779,692
214,052		Kroger Co	7,269,206
64,624	*	Rite Aid Corp	363,187
67,655		Sysco Corp	3,549,181
		TOTAL FOOD & STAPLES RETAILING	25,335,151

FOOD, BEVERAGE & TOBACCO - 6.2%
477,164		Altria Group, Inc	33,964,533
68,497		Campbell Soup Co	4,262,568
406,654		Coca-Cola Co	16,904,607
243,551		ConAgra Foods, Inc	9,520,409
42,971		Costco Wholesale Corp	7,045,095
124,123		General Mills, Inc	7,755,205
11,002		Hershey Co	1,160,381
66,046		Ingredion, Inc	8,466,437
95,592		Kellogg Co	6,950,494
13,185		Lamb Weston Holdings, Inc	492,592
256,835		PepsiCo, Inc	26,654,336
44,579		Pilgrim’s Pride Corp	853,242
137,702		Tyson Foods, Inc (Class A)	8,646,309
		TOTAL FOOD, BEVERAGE & TOBACCO	132,676,208

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
39,201		Aetna Inc	4,649,631
38,324		Anthem, Inc	5,907,261
22,573		Becton Dickinson & Co	4,001,967
152,432		Cardinal Health, Inc	11,426,303
16,143		Cigna Corp	2,360,429
61,422	*	DaVita, Inc	3,915,653
204,291	*	Express Scripts Holding Co	14,071,564
87,026	*	HCA Holdings, Inc	6,986,447
237,833	*	Hologic, Inc	9,639,371
26,686		Humana, Inc	5,297,171
46,268	*	Idexx Laboratories, Inc	5,659,964
33,371	*	Laboratory Corp of America Holdings	4,478,722
49,581		McKesson Corp	6,899,196
9,198		Stryker Corp	1,136,229
55,689	*	Tenet Healthcare Corp	979,570
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

222,949		UnitedHealth Group, Inc	$36,140,033
30,316	*	VCA Antech, Inc	2,746,630
79,415	*	Veeva Systems, Inc	3,361,637
54,243	*	WellCare Health Plans, Inc	7,894,526
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	137,552,304

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
64,008		Kimberly-Clark Corp	7,753,289
109,654		Nu Skin Enterprises, Inc (Class A)	5,688,850
9,139		Spectrum Brands, Inc	1,219,051
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,661,190

INSURANCE - 1.1%
80,371		Aon plc	9,057,812
32,748		Brown & Brown, Inc	1,379,673
50,742		Lincoln National Corp	3,425,593
151,315		Marsh & McLennan Cos, Inc	10,292,446
		TOTAL INSURANCE	24,155,524

MATERIALS - 3.8%
81,750		Air Products & Chemicals, Inc	11,425,380
106,567		Avery Dennison Corp	7,781,522
82,618		Celanese Corp (Series A)	6,972,959
34,919		Eagle Materials, Inc	3,651,829
138,994		EI du Pont de Nemours & Co	10,494,047
97,091		Graphic Packaging Holding Co	1,214,608
110,599		LyondellBasell Industries AF S.C.A	10,315,569
1,432		NewMarket Corp	617,435
115,299	*	Owens-Illinois, Inc	2,179,151
100,965		Packaging Corp of America	9,306,954
77,961		Praxair, Inc	9,233,701
12,374		Royal Gold, Inc	893,032
113,361		Sealed Air Corp	5,498,009
66,845		Steel Dynamics, Inc	2,260,029
		TOTAL MATERIALS	81,844,225

MEDIA - 5.6%
40,652	*	AMC Networks, Inc	2,331,392
177,640		CBS Corp (Class B)	11,456,004
18,771	*	Charter Communications, Inc	6,080,866
332,350		Comcast Corp (Class A)	25,065,837
10,957		Interpublic Group of Cos, Inc	257,818
27,104	*,e	Lions Gate Entertainment Corp	726,116
33,275	*	Live Nation, Inc	952,331
126,717		Omnicom Group, Inc	10,853,311
265,290		Regal Entertainment Group (Class A)	6,011,471
24,116		Scripps Networks Interactive (Class A)	1,836,675
99,211		Time Warner, Inc	9,608,585
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

221,685		Twenty-First Century Fox, Inc	$6,956,475
7,970		Twenty-First Century Fox, Inc (Class B)	247,150
97,579		Viacom, Inc (Class B)	4,111,979
292,359		Walt Disney Co	32,349,523
		TOTAL MEDIA	118,845,533

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
267,983		AbbVie, Inc	16,376,441
18,425	*	Alexion Pharmaceuticals, Inc	2,407,779
8,265	*	Allergan plc	1,809,126
154,065		Amgen, Inc	24,138,904
53,788	*	Biogen Idec, Inc	14,912,185
3,579	*	BioMarin Pharmaceutical, Inc	313,628
3,180		Bio-Techne Corp	323,565
206,263		Bristol-Myers Squibb Co	10,139,889
116,691	*	Celgene Corp	13,553,660
40,713	*	Charles River Laboratories International, Inc	3,289,610
103,575		Eli Lilly & Co	7,978,382
299,382		Gilead Sciences, Inc	21,690,226
9,372	*	Incyte Corp	1,135,980
35,577		Johnson & Johnson	4,029,095
7,338	*	Mettler-Toledo International, Inc	3,130,611
16,206	*	Patheon NV	464,950
67,286	*	Quintiles Transnational Holdings, Inc	5,281,278
6,377	*	Regeneron Pharmaceuticals, Inc	2,291,192
50,409	*	Seattle Genetics, Inc	3,036,638
43,055		Thermo Fisher Scientific, Inc	6,561,152
22,328	*	United Therapeutics Corp	3,653,531
17,242	*	Vertex Pharmaceuticals, Inc	1,480,571
4,197	*	Waters Corp	594,505
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	148,592,898

REAL ESTATE - 1.7%
43,659		American Tower Corp	4,518,707
10,331	*	CBRE Group, Inc	313,649
114,833		Crown Castle International Corp	10,085,782
1,786		Equinix, Inc	687,574
12,273		Equity Lifestyle Properties, Inc	907,466
2,453		Essex Property Trust, Inc	550,208
5,571		Federal Realty Investment Trust	782,336
92,826		Gaming and Leisure Properties, Inc	2,936,086
24,670		Outfront Media, Inc	676,698
9,078		Public Storage, Inc	1,951,770
51,642		Simon Property Group, Inc	9,490,250
64,860		Tanger Factory Outlet Centers, Inc	2,217,564
		TOTAL REAL ESTATE	35,118,090
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 8.0%
72,508	*	Amazon.com, Inc	$59,708,888
25,320		Bed Bath & Beyond, Inc	1,021,662
19,355	*	Burlington Stores, Inc	1,620,013
1,215	*	Cabela’s, Inc	67,906
16,911		Dick’s Sporting Goods, Inc	872,608
74,592		Foot Locker, Inc	5,112,536
118,895		Gap, Inc	2,738,152
6,777		Genuine Parts Co	656,081
254,649		Home Depot, Inc	35,034,610
6,094	*	LKQ Corp	194,460
120,169		Lowe’s Companies, Inc	8,781,950
51,580	*	NetFlix, Inc	7,257,822
33,978		Nordstrom, Inc	1,502,507
2,782	*	O’Reilly Automotive, Inc	729,635
12,157	*	Priceline.com, Inc	19,148,855
135,867		Ross Stores, Inc	8,982,167
26,033		Target Corp	1,678,608
138,091		TJX Companies, Inc	10,345,778
15,056	*	Ulta Salon Cosmetics & Fragrance, Inc	4,099,448
32,883	*	Urban Outfitters, Inc	872,715
		TOTAL RETAILING	170,426,401

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
369,500		Applied Materials, Inc	12,655,375
111,121		Broadcom Ltd	22,168,639
73,007		Intel Corp	2,688,118
118,000		Kla-Tencor Corp	10,042,980
92,553		Lam Research Corp	10,630,638
1,213		Linear Technology Corp	76,576
6,481		Maxim Integrated Products, Inc	288,275
88,358		Microchip Technology, Inc	5,950,911
44,779		Nvidia Corp	4,888,971
30,874		Qualcomm, Inc	1,649,598
112,231		Skyworks Solutions, Inc	10,296,072
287,468		Texas Instruments, Inc	21,715,333
65,949		Xilinx, Inc	3,838,232
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	106,889,718

SOFTWARE & SERVICES - 20.9%
74,341		Accenture plc	8,465,210
44,465		Activision Blizzard, Inc	1,787,938
31,730	*	Adobe Systems, Inc	3,597,547
132,803	*	Akamai Technologies, Inc	9,108,958
41,325		Alliance Data Systems Corp	9,437,804
57,015	*	Alphabet, Inc (Class A)	46,763,133
58,769	*	Alphabet, Inc (Class C)	46,826,551
32,931		Automatic Data Processing, Inc	3,325,702
170,237		Booz Allen Hamilton Holding Co	5,757,415
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,617		Broadridge Financial Solutions, Inc	$839,409
110,936	*	Citrix Systems, Inc	10,116,254
6,245	*	Cognizant Technology Solutions Corp (Class A)	328,425
36,527		CSRA, Inc	1,133,068
1,447		DST Systems, Inc	166,622
404,648	*	eBay, Inc	12,879,946
143,795	*	Electronic Arts, Inc	11,996,817
413,132	*	Facebook, Inc	53,839,362
41,531	*	First American Corp	1,464,798
107,744	*	Fiserv, Inc	11,574,938
51,633	*	GoDaddy, Inc	1,844,847
27,938	*	IAC/InterActiveCorp	1,922,414
157,354		International Business Machines Corp	27,461,420
106		Intuit, Inc	12,569
250,642		MasterCard, Inc (Class A)	26,650,764
1,555,729		Microsoft Corp	100,577,880
174,340	*	Nuance Communications, Inc	2,765,032
3,173		Paychex, Inc	191,300
60,548	*	PayPal Holdings, Inc	2,408,599
95,354	*	salesforce.com, Inc	7,542,501
46,243	*	ServiceNow, Inc	4,190,541
145,456	*	Teradata Corp	4,270,588
286,718		Visa, Inc (Class A)	23,714,446
12,972		Western Union Co	253,992
26,307	*	WEX, Inc	3,007,679
		TOTAL SOFTWARE & SERVICES	446,224,469

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
30,784		Amphenol Corp (Class A)	2,077,612
1,017,181		Apple, Inc	123,434,914
111,007	*	ARRIS International plc	3,172,580
85,169	*	CommScope Holding Co, Inc	3,221,092
61,599	*	F5 Networks, Inc	8,256,114
79,905		Motorola, Inc	6,449,132
122,035	*	NCR Corp	5,249,946
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	151,861,390

TELECOMMUNICATION SERVICES - 1.5%
154,779	*	T-Mobile US, Inc	9,638,089
453,420		Verizon Communications, Inc	22,222,114
		TOTAL TELECOMMUNICATION SERVICES	31,860,203

TRANSPORTATION - 1.7%
34,835		Alaska Air Group, Inc	3,268,220
139,584		Delta Air Lines, Inc	6,593,948
36,519		Expeditors International of Washington, Inc	1,901,910
22,659		FedEx Corp	4,285,043
7

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

68,364	*	JetBlue Airways Corp	$1,340,618
150,066		Southwest Airlines Co	7,849,952
17,516		Union Pacific Corp	1,866,855
78,920		United Parcel Service, Inc (Class B)	8,612,540
		TOTAL TRANSPORTATION	35,719,086

		TOTAL COMMON STOCKS	2,128,283,687
		(Cost $1,655,842,183)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.7%
$14,950,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	14,950,000
		TOTAL GOVERNMENT AGENCY DEBT			14,950,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
731,172	c	State Street Navigator Securities Lending Government Money Market Portfolio			731,172
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			731,172

		TOTAL SHORT-TERM INVESTMENTS			15,681,172
		(Cost $15,681,172)
		TOTAL INVESTMENTS - 100.5%			2,143,964,859
		(Cost $1,671,523,355)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(10,067,375)
		NET ASSETS - 100.0%			$2,133,897,484

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $718,829.
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.1%
496,569		Ford Motor Co	$6,137,593
206,066		General Motors Co	7,544,076
126,857		Gentex Corp	2,650,043
48,545		Lear Corp	6,897,759
		TOTAL AUTOMOBILES & COMPONENTS	23,229,471

BANKS - 12.3%
2,339,663		Bank of America Corp	52,969,970
54,271		BankUnited	2,073,152
87,576		BB&T Corp	4,045,135
691,774		Citigroup, Inc	38,621,742
5,959		Citizens Financial Group, Inc	215,537
8,860		Cullen/Frost Bankers, Inc	792,084
401,411		Fifth Third Bancorp	10,476,827
794,181		JPMorgan Chase & Co	67,211,538
118,785		PNC Financial Services Group, Inc	14,308,841
146,835		Popular, Inc	6,523,879
57,968		Regions Financial Corp	835,319
140,858		SunTrust Banks, Inc	8,003,552
17,005		TFS Financial Corp	297,418
255,613		US Bancorp	13,458,025
799,284		Wells Fargo & Co	45,023,668
		TOTAL BANKS	264,856,687

CAPITAL GOODS - 7.3%
142,981	*	Aecom Technology Corp	5,280,288
38,098		Air Lease Corp	1,386,005
167,037		Allison Transmission Holdings, Inc	5,842,954
66,435		Carlisle Cos, Inc	7,248,723
19,380		Caterpillar, Inc	1,853,891
82,112		Chicago Bridge & Iron Co NV	2,726,940
30,834		Cummins, Inc	4,532,906
104,569		Danaher Corp	8,775,431
58,063		Eaton Corp	4,109,699
1,159,024		General Electric Co	34,423,013
34,314	*	Herc Holdings, Inc	1,704,376
10,214		Huntington Ingalls	1,981,107
124,284		Ingersoll-Rand plc	9,861,935
19,062	*	Jacobs Engineering Group, Inc	1,116,080
26,684		L3 Technologies, Inc	4,234,484
62,963		Oshkosh Truck Corp	4,384,114
107,881		Owens Corning, Inc	5,960,425
38,436		Parker Hannifin Corp	5,655,089
175,762	*	Quanta Services, Inc	6,308,098

9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,243		Roper Industries, Inc	$3,691,770
113,291		Spirit Aerosystems Holdings, Inc (Class A)	6,803,125
40,873		Stanley Works	5,068,252
76,610		Timken Co	3,401,484
71,343	*	United Rentals, Inc	9,025,603
79,027		United Technologies Corp	8,666,891
23,329		Valmont Industries, Inc	3,359,376
		TOTAL CAPITAL GOODS	157,402,059

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
91,071		Manpower, Inc	8,693,638
36,024		Waste Management, Inc	2,503,668
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,197,306

CONSUMER DURABLES & APPAREL - 0.2%
9,732		PVH Corp	912,959
29,098		Ralph Lauren Corp	2,573,136
		TOTAL CONSUMER DURABLES & APPAREL	3,486,095

CONSUMER SERVICES - 0.6%
111,654		Carnival Corp	6,183,399
144,468		Extended Stay America, Inc	2,341,826
199,399		International Game Technology plc	5,266,128
		TOTAL CONSUMER SERVICES	13,791,353

DIVERSIFIED FINANCIALS - 9.2%
5,890	*	Affiliated Managers Group, Inc	897,401
31,706		AGNC Investment Corp	591,951
238,581		American Express Co	18,222,817
42,533		Ameriprise Financial, Inc	4,775,180
135,974		Annaly Capital Management, Inc	1,389,654
177,251		Bank of New York Mellon Corp	7,928,437
11,205		BlackRock, Inc	4,190,446
185,865		Capital One Financial Corp	16,242,742
134,043		Discover Financial Services	9,286,499
64,759		Goldman Sachs Group, Inc	14,850,534
560,000		iShares Russell 1000 Value Index Fund	63,117,600
102,808		Lazard Ltd (Class A)	4,367,284
416,465		Morgan Stanley	17,695,598
352,632		Navient Corp	5,303,585
332,879	*	Santander Consumer USA Holdings, Inc	4,400,661
18,113		Starwood Property Trust, Inc	403,195
133,061		State Street Corp	10,139,248
330,625		Synchrony Financial	11,842,987
64,905		Voya Financial, Inc	2,610,479
		TOTAL DIVERSIFIED FINANCIALS	198,256,298
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.4%
69,594		Anadarko Petroleum Corp	$4,838,871
36,905	*	Antero Resources Corp	900,851
14,948		Apache Corp	894,189
115,626		Baker Hughes, Inc	7,293,688
358,759		Chevron Corp	39,947,815
21,054		Cimarex Energy Co	2,846,711
11,191	*	Concho Resources, Inc	1,560,473
178,097		ConocoPhillips	8,684,010
28,648	*	Continental Resources, Inc	1,391,147
85,169	*	Devon Energy Corp	3,878,596
46,364	*	Diamond Offshore Drilling, Inc	759,442
22,252	*	Diamondback Energy, Inc	2,340,243
32,517	*	Energen Corp	1,752,341
49,167		Ensco plc	536,904
94,453		EOG Resources, Inc	9,594,536
776,160		Exxon Mobil Corp	65,112,062
49,125	e	Frank’s International NV	581,640
105,622		Halliburton Co	5,975,037
30,173		Helmerich & Payne, Inc	2,147,111
11,786		Hess Corp	638,565
410,985		Kinder Morgan, Inc	9,181,405
32,031		Marathon Oil Corp	536,519
142,274		Marathon Petroleum Corp	6,836,266
178,015		Nabors Industries Ltd	2,892,744
93,913		National Oilwell Varco, Inc	3,550,851
51,635	*	Newfield Exploration Co	2,069,531
45,088		Noble Energy, Inc	1,792,699
101,571		Occidental Petroleum Corp	6,883,467
40,149		Oceaneering International, Inc	1,118,150
46,575	*	Parsley Energy, Inc	1,640,371
98,087		Patterson-UTI Energy, Inc	2,750,359
19,000		PBF Energy, Inc	440,610
84,869		Phillips 66	6,927,008
27,831		Pioneer Natural Resources Co	5,015,981
51,320	*	Questar Market Resources, Inc	895,021
43,448	*	Rice Energy, Inc	861,574
29,450	*	Rowan Cos plc	527,744
26,530	e	RPC, Inc	570,926
276,500		Schlumberger Ltd	23,145,815
111,377		Spectra Energy Corp	4,638,852
39,020		Targa Resources Investments, Inc	2,248,332
111,541	*	TechnipFMC plc	3,750,008
40,753		Tesoro Corp	3,294,880
127,790		Valero Energy Corp	8,403,470
93,350		Williams Cos, Inc	2,692,214
75,090		World Fuel Services Corp	3,340,003
		TOTAL ENERGY	267,679,032
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.9%
32,918		CVS Health Corp	$2,594,268
209,424		Walgreens Boots Alliance, Inc	17,160,202
315,374		Wal-Mart Stores, Inc	21,048,061
		TOTAL FOOD & STAPLES RETAILING	40,802,531

FOOD, BEVERAGE & TOBACCO - 2.4%
33,627		ConAgra Foods, Inc	1,314,479
20,904		Ingredion, Inc	2,679,684
31,129		J.M. Smucker Co	4,228,875
39,673		Kellogg Co	2,884,624
25,259		Kraft Heinz Co	2,255,376
112,961		Mondelez International, Inc	5,001,913
58,805		PepsiCo, Inc	6,102,783
180,713		Philip Morris International, Inc	17,371,941
29,864		Pinnacle Foods, Inc	1,588,466
124,964		Tyson Foods, Inc (Class A)	7,846,489
		TOTAL FOOD, BEVERAGE & TOBACCO	51,274,630

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
90,358		Abbott Laboratories	3,774,254
59,875		Aetna Inc	7,101,774
186,925	*	Allscripts Healthcare Solutions, Inc	2,188,892
31,848		Cigna Corp	4,656,815
33,175	*	DaVita, Inc	2,114,906
118,813	*	Express Scripts Holding Co	8,183,839
96,087	*	HCA Holdings, Inc	7,713,864
24,369		Hill-Rom Holdings, Inc	1,434,603
163,653		Medtronic plc	12,440,901
47,302	*	Premier, Inc	1,507,042
39,091	*	WellCare Health Plans, Inc	5,689,304
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	56,806,194

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
134,221		Colgate-Palmolive Co	8,667,992
97,595		Nu Skin Enterprises, Inc (Class A)	5,063,229
442,579		Procter & Gamble Co	38,769,920
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,501,141

INSURANCE - 9.0%
183,614		Aflac, Inc	12,851,144
152,515		Allstate Corp	11,470,653
27,224		American Financial Group, Inc	2,345,892
160,364		American International Group, Inc	10,304,991
178,256		Amtrust Financial Services, Inc	4,704,176
20,256	*	Arch Capital Group Ltd	1,789,617
75,042		Aspen Insurance Holdings Ltd	4,232,369
110,257		Assured Guaranty Ltd	4,290,100
331,026	*	Berkshire Hathaway, Inc (Class B)	54,334,608
35,618		Chubb Ltd	4,683,411
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,795		Everest Re Group Ltd	$8,972,044
44,988		First American Financial Corp	1,690,649
14,756		Hanover Insurance Group, Inc	1,238,619
111,216		Hartford Financial Services Group, Inc	5,417,331
147,493		Lincoln National Corp	9,957,252
213,951		Metlife, Inc	11,641,074
164,076		Principal Financial Group	9,367,099
157,382		Prudential Financial, Inc	16,542,422
66,132		Reinsurance Group of America, Inc (Class A)	8,297,582
72,719		Travelers Cos, Inc	8,564,844
14,450		UnumProvident Corp	656,463
17,221		Validus Holdings Ltd	981,597
		TOTAL INSURANCE	194,333,937

MATERIALS - 4.8%
71,797		Avery Dennison Corp	5,242,617
83,881		Cabot Corp	4,644,491
118,347		Celanese Corp (Series A)	9,988,487
252,274		Dow Chemical Co	15,043,099
123,364		Eastman Chemical Co	9,560,710
183,782		Graphic Packaging Holding Co	2,299,113
383,148		Huntsman Corp	7,812,388
217,439		International Paper Co	12,307,047
58,029		LyondellBasell Industries AF S.C.A	5,412,365
25,156		Monsanto Co	2,724,646
2,532		NewMarket Corp	1,091,722
170,151		Nucor Corp	9,884,071
42,305		Reliance Steel & Aluminum Co	3,369,593
252,759		Steel Dynamics, Inc	8,545,782
43,717		Westlake Chemical Corp	2,706,520
68,331		WestRock Co	3,646,142
		TOTAL MATERIALS	104,278,793

MEDIA - 0.7%
66,440		Comcast Corp (Class A)	5,010,905
36,521	*	DISH Network Corp (Class A)	2,160,947
9,768		John Wiley & Sons, Inc (Class A)	538,217
50,264	*	Liberty SiriusXM Group (Class A)	1,821,567
79,364	*	Liberty SiriusXM Group (Class C)	2,848,374
56,653	*	Lions Gate Entertainment Corp	1,629,907
88,186		Regal Entertainment Group (Class A)	1,998,295
		TOTAL MEDIA	16,008,212
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
428,225		Johnson & Johnson	$48,496,481
41,813	*	Mallinckrodt plc	2,037,547
385,595		Merck & Co, Inc	23,903,034
61,310	*	Mylan NV	2,332,846
892,364		Pfizer, Inc	28,314,710
22,450	*	Quintiles Transnational Holdings, Inc	1,762,101
13,026	*	United Therapeutics Corp	2,131,444
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	108,978,163

REAL ESTATE - 3.6%
14,407		Alexandria Real Estate Equities, Inc	1,596,584
12,550		American Campus Communities, Inc	610,181
40,827		American Homes 4 Rent	909,626
19,247		Apartment Investment & Management Co (Class A)	848,215
143,140		Apple Hospitality REIT, Inc	2,865,663
26,134		AvalonBay Communities, Inc	4,529,283
74,480		Brixmor Property Group, Inc	1,797,202
9,110		Camden Property Trust	761,323
42,882		Care Capital Properties, Inc	1,059,614
39,595		Columbia Property Trust, Inc	880,989
137,024		Communications Sales & Leasing, Inc	3,600,991
126,998		CoreCivic, Inc	3,688,022
17,732		Corporate Office Properties Trust	564,232
35,911		CubeSmart	902,443
27,887		CyrusOne, Inc	1,343,038
8,942		Digital Realty Trust, Inc	962,427
36,977		Douglas Emmett, Inc	1,399,210
190,865		Empire State Realty Trust, Inc	3,910,824
20,815		Entertainment Properties Trust	1,539,685
58,921		Equity Residential	3,580,629
7,239		Essex Property Trust, Inc	1,623,708
38,855		Highwoods Properties, Inc	1,997,536
121,500		Hospitality Properties Trust	3,782,295
207,068		Host Marriott Corp	3,741,719
15,207		Kilroy Realty Corp	1,138,244
30,207		Mid-America Apartment Communities, Inc	2,868,155
41,152		Omega Healthcare Investors, Inc	1,319,745
195,947		Outfront Media, Inc	5,374,826
96,277		Prologis, Inc	4,703,131
100,274		Retail Properties of America, Inc	1,501,102
14,499		Simon Property Group, Inc	2,664,481
89,822		STORE Capital Corp	2,125,188
4,731		Sun Communities, Inc	372,614
49,777		Tanger Factory Outlet Centers, Inc	1,701,876
15,652		Taubman Centers, Inc	1,108,788
33,316		UDR, Inc	1,164,394
285,404		VEREIT, Inc	2,434,496
		TOTAL REAL ESTATE	76,972,479

14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

RETAILING - 1.8%
162,006		Best Buy Co, Inc	$7,212,507
50,149	*	Burlington Stores, Inc	4,197,471
21,942		Dick’s Sporting Goods, Inc	1,132,207
206,117		Gap, Inc	4,746,874
109,000		Kohl’s Corp	4,341,470
16,697		Macy’s, Inc	493,229
43,622	*	Michaels Cos, Inc	858,045
16,050	*	Murphy USA, Inc	1,022,385
13,239		Signet Jewelers Ltd	1,028,273
122,308		Staples, Inc	1,125,234
177,362		Target Corp	11,436,302
4,205		Tiffany & Co	331,018
		TOTAL RETAILING	37,925,015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
17,115		Analog Devices, Inc	1,282,598
232,305		Applied Materials, Inc	7,956,446
1,026,619		Intel Corp	37,800,111
68,142		Lam Research Corp	7,826,790
498,370	*	ON Semiconductor Corp	6,638,289
1,156	*	Qorvo, Inc	74,227
335,127		Qualcomm, Inc	17,905,836
72,291		Skyworks Solutions, Inc	6,631,976
140,252		Teradyne, Inc	3,980,352
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	90,096,625

SOFTWARE & SERVICES - 2.7%
72,732	*	Akamai Technologies, Inc	4,988,688
53,708		Amdocs Ltd	3,153,196
70,372	*	First American Corp	2,482,020
64,291		International Business Machines Corp	11,220,065
227,979	*	Nuance Communications, Inc	3,615,747
469,033		Oracle Corp	18,812,914
79,719	*	Synopsys, Inc	5,013,528
90,031	*	VMware, Inc (Class A)	7,881,314
47,626	*	Yahoo!, Inc	2,098,878
		TOTAL SOFTWARE & SERVICES	59,266,350
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
148,181		Apple, Inc	$17,981,764
98,542	*	ARRIS International plc	2,816,330
1,200,251		Cisco Systems, Inc	36,871,711
102,388		Corning, Inc	2,712,258
22,142		Harris Corp	2,274,205
396,574		HP, Inc	5,968,439
123,673		Jabil Circuit, Inc	2,965,678
85,179		Juniper Networks, Inc	2,281,094
32,574	*	Keysight Technologies, Inc	1,207,518
116,117		Motorola, Inc	9,371,803
68,293		NetApp, Inc	2,616,988
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,067,788

TELECOMMUNICATION SERVICES - 3.9%
1,212,115		AT&T, Inc	51,102,768
155,184		CenturyTel, Inc	4,013,058
137,855	*	T-Mobile US, Inc	8,584,231
421,969		Verizon Communications, Inc	20,680,701
		TOTAL TELECOMMUNICATION SERVICES	84,380,758

TRANSPORTATION - 2.0%
45,989		Alaska Air Group, Inc	4,314,688
121,575		American Airlines Group, Inc	5,379,694
48,475		Copa Holdings S.A. (Class A)	4,725,828
105,203		CSX Corp	4,880,367
296,367	*	JetBlue Airways Corp	5,811,757
18,394	*	Old Dominion Freight Line	1,623,822
68,608		Union Pacific Corp	7,312,241
117,485	*	United Continental Holdings, Inc	8,279,168
		TOTAL TRANSPORTATION	42,327,565

UTILITIES - 4.9%
60,033		Ameren Corp	3,160,737
14,954		American Water Works Co, Inc	1,098,222
36,927		Atmos Energy Corp	2,813,099
11,691		Centerpoint Energy, Inc	306,421
26,379		CMS Energy Corp	1,123,745
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

69,413	Consolidated Edison, Inc	$5,160,856
47,009	DTE Energy Co	4,636,968
137,072	Duke Energy Corp	10,765,635
95,662	Edison International	6,971,847
33,660	Entergy Corp	2,411,402
367,186	Exelon Corp	13,174,634
140,483	FirstEnergy Corp	4,259,445
94,883	Great Plains Energy, Inc	2,614,027
32,461	MDU Resources Group, Inc	952,730
32,093	National Fuel Gas Co	1,802,022
98,474	NextEra Energy, Inc	12,183,203
25,239	OGE Energy Corp	846,516
124,614	PG&E Corp	7,712,360
20,809	Pinnacle West Capital Corp	1,615,403
116,353	Public Service Enterprise Group, Inc	5,148,620
45,236	SCANA Corp	3,107,713
5,197	Southern Co	256,888
85,487	UGI Corp	3,964,032
30,502	WEC Energy Group, Inc	1,801,143
26,582	Westar Energy, Inc	1,453,770
159,437	Xcel Energy, Inc	6,587,937
	TOTAL UTILITIES	105,929,375

	TOTAL COMMON STOCKS	2,148,847,857
	(Cost $1,777,755,309)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.4%
$7,650,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	7,650,000
		TOTAL GOVERNMENT AGENCY DEBT			7,650,000

TREASURY DEBT - 0.3%
7,100,000		United States Treasury Bill	0.408	02/09/17	7,099,261
		TOTAL TREASURY DEBT			7,099,261

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
1,185,721	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,185,721
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,185,721

		TOTAL SHORT-TERM INVESTMENTS			15,934,982
		(Cost $15,935,078)
		TOTAL INVESTMENTS - 100.4%			2,164,782,839
		(Cost $1,793,690,387)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(7,825,991)
		NET ASSETS - 100.0%			$2,156,956,848
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,141,016.
18

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.3%
245,451	n	Delphi Automotive plc	$17,196,297
		TOTAL AUTOMOBILES & COMPONENTS	17,196,297

BANKS - 8.0%
5,215,328		Bank of America Corp	118,075,026
615,509		Citigroup, Inc	34,363,867
1,060,557		Citizens Financial Group, Inc	38,360,347
365,720		Comerica, Inc	24,697,072
923,918		Huntington Bancshares, Inc	12,500,611
1,895,952		ING Groep NV	27,237,148
1,386,379		JPMorgan Chase & Co	117,329,255
1,010,495		Wells Fargo & Co	56,921,183
964,817	n	Zions Bancorporation	40,705,629
		TOTAL BANKS	470,190,138

CAPITAL GOODS - 7.5%
310,896		AGCO Corp	19,524,269
392,567	*,n	Caesarstone Sdot-Yam Ltd	11,914,408
104,652		Carlisle Cos, Inc	11,418,580
182,110	n	General Dynamics Corp	32,976,479
2,076,854	n	General Electric Co	61,682,564
507,132	n	Honeywell International, Inc	60,003,858
274,970		Illinois Tool Works, Inc	34,976,184
864,281		KBR, Inc	14,701,420
635,356		Kennametal, Inc	22,707,623
392,532	n	Paccar, Inc	26,421,329
298,434		Parker Hannifin Corp	43,908,594
304,799		Raytheon Co	43,939,824
118,894	n	Rockwell Automation, Inc	17,595,123
70,811	n	W.W. Grainger, Inc	17,884,734
181,424	*,n	WABCO Holdings, Inc	19,780,659
		TOTAL CAPITAL GOODS	439,435,648

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
155,472	n	Equifax, Inc	18,233,756
544,235		Waste Management, Inc	37,824,333
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	56,058,089

CONSUMER DURABLES & APPAREL - 2.4%
28,000	n	Hasbro, Inc	2,310,280
1,222,669		Mattel, Inc	32,046,155
135,081	*	Mohawk Industries, Inc	29,155,883
622,586		Newell Rubbermaid, Inc	29,466,996
198,588	n	PVH Corp	18,629,540
418,090		Sony Corp	12,658,820
688,883	*,g	Spin Master Corp	16,660,248
		TOTAL CONSUMER DURABLES & APPAREL	140,927,922
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.3%
101,906		Marriott International, Inc (Class A)	$8,621,247
1,194,015	*	MGM Resorts International	34,387,632
511,510	*,n	Norwegian Cruise Line Holdings Ltd	24,040,970
475,602		Red Rock Resorts, Inc	11,167,135
		TOTAL CONSUMER SERVICES	78,216,984

DIVERSIFIED FINANCIALS - 3.0%
338,840		American Express Co	25,880,599
654,214		Blackstone Group LP	20,038,575
248,007		CME Group, Inc	30,028,687
128,872		Goldman Sachs Group, Inc	29,552,927
1,187,699		Morgan Stanley	50,465,331
235,306	n	Northern Trust Corp	19,520,986
		TOTAL DIVERSIFIED FINANCIALS	175,487,105

ENERGY - 7.4%
1,067,981		Cenovus Energy, Inc	14,556,581
503,694		Chevron Corp	56,086,327
336,844	*	Concho Resources, Inc	46,969,527
930,680	*	Continental Resources, Inc	45,193,821
297,525		Delek US Holdings, Inc	6,664,560
320,614	*	Diamondback Energy, Inc	33,718,974
669,250		EOG Resources, Inc	67,982,415
459,495	n	Exxon Mobil Corp	38,547,036
716,663	*	Parsley Energy, Inc	25,240,871
714,916	e	RPC, Inc	15,384,992
599,592	*	RSP Permian, Inc	25,518,636
413,525	n	Schlumberger Ltd	34,616,178
1,519,383	*	WPX Energy, Inc	21,165,005
		TOTAL ENERGY	431,644,923

FOOD, BEVERAGE & TOBACCO - 6.8%
681,338		ConAgra Foods, Inc	26,633,502
184,015	n	Constellation Brands, Inc (Class A)	27,558,086
106,199		Costco Wholesale Corp	17,411,326
1,293,194		Cott Corp	13,707,856
153,524		Fresh Del Monte Produce, Inc	8,789,249
228,129		Groupe Danone	14,301,112
240,997	n	Hershey Co	25,417,954
390,261		Kraft Heinz Co	34,846,405
297,755		Molson Coors Brewing Co (Class B)	28,739,313
892,134		Mondelez International, Inc	39,503,693
857,113	*	Monster Beverage Corp	36,513,014
614,454		PepsiCo, Inc	63,768,036
499,752		Philip Morris International, Inc	48,041,160
225,541		Pinnacle Foods, Inc	11,996,526
		TOTAL FOOD, BEVERAGE & TOBACCO	397,227,232
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
98,552	*	athenahealth, Inc	$12,416,567
631,110		Baxter International, Inc	30,236,480
1,889,399	*,n	Boston Scientific Corp	45,458,940
285,601	n	Cigna Corp	41,760,578
225,325	*,n	Edwards Lifesciences Corp	21,685,278
24,709	*	Intuitive Surgical, Inc	17,115,677
126,091	*	NuVasive, Inc	8,923,460
199,137		STERIS plc	14,104,874
89,838		UnitedHealth Group, Inc	14,562,740
224,832		Universal Health Services, Inc (Class B)	25,322,828
146,797	*	WellCare Health Plans, Inc	21,364,835
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	252,952,257

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
228,864	*	Central Garden & Pet Co	7,518,182
94,108		L’Oreal S.A.	17,110,436
843,201		Procter & Gamble Co	73,864,408
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	98,493,026

INSURANCE - 3.3%
734,787		American International Group, Inc	47,217,413
295,374	*	Berkshire Hathaway, Inc (Class B)	48,482,688
345,603	n	Chubb Ltd	45,443,339
263,898		Lincoln National Corp	17,815,754
613,298		Metlife, Inc	33,369,544
		TOTAL INSURANCE	192,328,738

MATERIALS - 3.9%
373,396		Barrick Gold Corp	6,885,422
1,147,839		Dow Chemical Co	68,445,639
208,383		Eagle Materials, Inc	21,792,694
91,331		Ecolab, Inc	10,971,593
1,394,995	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	23,226,667
456,129		International Paper Co	25,816,902
287,230	n	Monsanto Co	31,109,881
122,833	n	Scotts Miracle-Gro Co (Class A)	11,296,951
914,259		United States Steel Corp	29,905,412
		TOTAL MATERIALS	229,451,161

MEDIA - 3.9%
463,320		CBS Corp (Class B)	29,879,507
1,080,641		Comcast Corp (Class A)	81,501,944
470,795	*	Imax Corp	15,347,917
860,403		Viacom, Inc (Class B)	36,257,382
562,438	n	Walt Disney Co	62,233,765
		TOTAL MEDIA	225,220,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
282,113		AbbVie, Inc	17,239,925
72,553	*	Alexion Pharmaceuticals, Inc	9,481,226
172,667	*	Allergan plc	37,795,080
625,311	e	AstraZeneca plc (ADR)	17,027,219
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

229,930	*	BioMarin Pharmaceutical, Inc	$20,148,766
519,693		Bristol-Myers Squibb Co	25,548,108
456,344	*,n	Celgene Corp	53,004,356
295,572	*	Clovis Oncology, Inc	19,153,066
902,745	n	Eli Lilly & Co	69,538,447
665,030	*	H Lundbeck AS	28,562,350
135,728	*	Incyte Corp	16,451,591
351,018		Ipsen	27,199,296
147,802	*,n	Jazz Pharmaceuticals plc	18,020,020
1,158,750		Merck & Co, Inc	71,830,912
1,238,697		Pfizer, Inc	39,303,856
210,213	*,n	Seattle Genetics, Inc	12,663,231
254,958		Shire Ltd	14,194,981
81,703	*	TESARO, Inc	13,304,516
380,364		Zoetis, Inc	20,897,198
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	531,364,144

REAL ESTATE - 0.3%
204,852	n	Crown Castle International Corp	17,992,151
		TOTAL REAL ESTATE	17,992,151

RETAILING - 5.5%
153,556	*	Amazon.com, Inc	126,450,295
135,927	*	ASOS plc	9,029,803
643,403		Home Depot, Inc	88,519,385
434,654		Industria De Diseno Textil S.A.	14,376,407
2,868,747	*,n	JC Penney Co, Inc	19,077,168
211,043	*	NetFlix, Inc	29,695,860
126,564	*	Ulta Salon Cosmetics & Fragrance, Inc	34,460,846
		TOTAL RETAILING	321,609,764

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
145,750	*,e,n	Acacia Communications, Inc	8,478,278
1,223,460		Applied Materials, Inc	41,903,505
223,925		Broadcom Ltd	44,673,037
1,445,078		Intel Corp	53,207,772
370,134		Microchip Technology, Inc	24,928,525
557,004	*	Micron Technology, Inc	13,429,366
345,431	*,n	Microsemi Corp	18,359,658
67,217		Monolithic Power Systems, Inc	5,864,011
398,704		Nvidia Corp	43,530,503
378,270		Xilinx, Inc	22,015,314
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	276,389,969

SOFTWARE & SERVICES - 13.9%
220,697	*	Adobe Systems, Inc	25,022,626
203,677	*	Alphabet, Inc (Class C)	162,287,797
331,311	*,n	CyberArk Software Ltd	17,579,362
289,406	*,n	Electronic Arts, Inc	24,145,142
593,578	*	Facebook, Inc	77,355,085
254,334	*	IAC/InterActiveCorp	17,500,722
614,995		MasterCard, Inc (Class A)	65,392,418
2,462,904		Microsoft Corp	159,226,744
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

86,085	*,n	MicroStrategy, Inc (Class A)	$17,328,910
739,788		Oracle Corp	29,672,897
455,836	*,e	Pandora Media, Inc	5,925,868
331,502	*	PayPal Holdings, Inc	13,187,149
246,233	*	PTC, Inc	12,944,469
624,050	*	salesforce.com, Inc	49,362,355
176,937	*	ServiceNow, Inc	16,034,031
1,212,892		Symantec Corp	33,415,175
462,200	*	Take-Two Interactive Software, Inc	24,797,030
789,797		Tencent Holdings Ltd	20,649,527
289,740	*,e	VMware, Inc (Class A)	25,363,840
1,606,542	g	Worldpay Group plc	5,795,738
313,428	*	Yelp, Inc	13,095,022
		TOTAL SOFTWARE & SERVICES	816,081,907

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
1,773,079		Apple, Inc	215,163,137
693,926	*	Ciena Corp	16,890,159
1,441,138		Cisco Systems, Inc	44,271,759
80,364		Cognex Corp	5,429,392
528,926	*,n	Cray, Inc	9,071,081
73,817	*	Electronics for Imaging, Inc	3,317,336
607,774	*	Flextronics International Ltd	9,523,818
205,351	*	Itron, Inc	12,670,157
176,196	*	Orbotech Ltd	6,147,478
167,780	*	Universal Display Corp	11,073,480
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	333,557,797

TELECOMMUNICATION SERVICES - 2.2%
2,172,538		AT&T, Inc	91,594,202
598,495	*,n	T-Mobile US, Inc	37,268,284
		TOTAL TELECOMMUNICATION SERVICES	128,862,486

TRANSPORTATION - 1.5%
197,855	*	Genesee & Wyoming, Inc (Class A)	14,910,353
255,157		Norfolk Southern Corp	29,970,741
366,550		United Parcel Service, Inc (Class B)	40,001,601
		TOTAL TRANSPORTATION	84,882,695

UTILITIES - 1.8%
332,399	n	American Water Works Co, Inc	24,411,383
331,061		NextEra Energy, Inc	40,958,867
657,949		NiSource, Inc	14,718,319
218,850		Sempra Energy	22,408,051
		TOTAL UTILITIES	102,496,620

		TOTAL COMMON STOCKS	5,818,067,568
		(Cost $4,483,762,694)
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER SERVICES - 0.0%
31,600	Dunkin’ Brands Group, Inc	$1,580
	TOTAL CONSUMER SERVICES	1,580

FOOD, BEVERAGE & TOBACCO - 0.0%
31,600	General Mills, Inc	39,500
22,500	Hershey Co	20,025
	TOTAL FOOD, BEVERAGE & TOBACCO	59,525

MATERIALS - 0.0%
100,000	Monsanto Co	535,000
	TOTAL MATERIALS	535,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,000	Celgene Corp	505,000
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	505,000

	TOTAL PURCHASED OPTIONS	1,101,105
	(Cost $1,208,636)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.4%
$24,850,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	24,850,000
	TOTAL GOVERNMENT AGENCY DEBT			24,850,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
36,286,246	c	State Street Navigator Securities Lending Government Money Market Portfolio	36,286,246
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	36,286,246

		TOTAL SHORT-TERM INVESTMENTS	61,136,246
		(Cost $61,136,246)
		TOTAL INVESTMENTS - 100.5%	5,880,304,919
		(Cost $4,546,107,576)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(29,225,259)
		NET ASSETS - 100.0%	$5,851,079,660

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,436,636.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities was $22,455,986 or 0.4% of net assets.
	n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

BANKS - 2.2%
2,258,781		Bank of America Corp	$51,138,802
372,958		JPMorgan Chase & Co	31,563,435
		TOTAL BANKS	82,702,237

CAPITAL GOODS - 3.7%
265,505	*	HD Supply Holdings, Inc	11,230,862
162,499		Northrop Grumman Corp	37,225,271
263,684		Parker Hannifin Corp	38,795,827
120,371		Rockwell Automation, Inc	17,813,704
181,665		Roper Industries, Inc	34,852,430
		TOTAL CAPITAL GOODS	139,918,094

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
879,045	*	IHS Markit Ltd	34,678,325
956,765		Nielsen NV	39,141,256
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	73,819,581

CONSUMER DURABLES & APPAREL - 1.2%
365,388		Mattel, Inc	9,576,819
717,085		Nike, Inc (Class B)	37,933,797
		TOTAL CONSUMER DURABLES & APPAREL	47,510,616

CONSUMER SERVICES - 3.9%
456,683		Marriott International, Inc (Class A)	38,635,382
1,264,190	*	MGM Resorts International	36,408,672
1,309,927		Starbucks Corp	72,334,169
		TOTAL CONSUMER SERVICES	147,378,223

DIVERSIFIED FINANCIALS - 4.4%
312,647		Ameriprise Financial, Inc	35,100,879
182,735		Blackstone Group LP	5,597,173
883,175		Charles Schwab Corp	36,422,137
306,983		CME Group, Inc	37,169,502
145,708		Goldman Sachs Group, Inc	33,413,758
418,092		TD Ameritrade Holding Corp	19,294,946
		TOTAL DIVERSIFIED FINANCIALS	166,998,395

ENERGY - 3.1%
256,272	*	Concho Resources, Inc	35,734,568
171,895	*	Continental Resources, Inc	8,347,221
433,190		EOG Resources, Inc	44,003,440
95,457	*	Parsley Energy, Inc	3,361,995
297,739		Schlumberger Ltd	24,923,732
		TOTAL ENERGY	116,370,956
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.6%
240,940		Costco Wholesale Corp	$39,502,113
328,942		Molson Coors Brewing Co (Class B)	31,749,482
1,101,719	*	Monster Beverage Corp	46,933,229
352,637		Pinnacle Foods, Inc	18,756,762
		TOTAL FOOD, BEVERAGE & TOBACCO	136,941,586

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
31,792	*	athenahealth, Inc	4,005,474
901,667	*	Cerner Corp	48,428,535
54,491		Cigna Corp	7,967,674
44,022	*	Intuitive Surgical, Inc	30,493,599
555,620		UnitedHealth Group, Inc	90,066,002
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	180,961,284

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
534,098		Estee Lauder Cos (Class A)	43,374,099
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,374,099

MATERIALS - 2.7%
160,831		Dow Chemical Co	9,590,352
528,377		Monsanto Co	57,228,513
121,781		Sherwin-Williams Co	36,998,286
		TOTAL MATERIALS	103,817,151

MEDIA - 4.8%
489,642		CBS Corp (Class B)	31,577,013
1,081,885		Comcast Corp (Class A)	81,595,767
641,493		Walt Disney Co	70,981,200
		TOTAL MEDIA	184,153,980

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
237,474		Agilent Technologies, Inc	11,629,102
138,543	*	Alexion Pharmaceuticals, Inc	18,104,799
261,793	*	Allergan plc	57,303,870
102,842		Bayer AG.	11,423,595
216,887		Bristol-Myers Squibb Co	10,662,165
490,680	*	Celgene Corp	56,992,482
434,769		Eli Lilly & Co	33,490,256
70,815	*	Illumina, Inc	11,337,481
231,466		Shire plc (ADR)	38,842,310
1,263,309		Zoetis, Inc	69,406,196
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	319,192,256

RETAILING - 9.4%
174,615	*	Amazon.com, Inc	143,791,960
321,081		Expedia, Inc	39,040,239
527,056		Home Depot, Inc	72,512,364
172,256		Industria De Diseno Textil S.A.	5,697,457
406,735	*	NetFlix, Inc	57,231,682
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

23,932	*	Priceline.com, Inc	$37,696,011
		TOTAL RETAILING	355,969,713

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
952,621	*	Advanced Micro Devices, Inc	9,878,680
434,249		Broadcom Ltd	86,632,676
207,550		Lam Research Corp	23,839,193
262,852		Marvell Technology Group Ltd	3,908,609
332,532	*	Micron Technology, Inc	8,017,346
205,932		Nvidia Corp	22,483,656
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	154,760,160

SOFTWARE & SERVICES - 33.3%
667,957		Activision Blizzard, Inc	26,858,551
1,044,791	*	Adobe Systems, Inc	118,458,404
106,203	*	Alphabet, Inc (Class A)	87,106,638
174,749	*	Alphabet, Inc (Class C)	139,238,256
534,224		Automatic Data Processing, Inc	53,951,282
1,104,293	*	Facebook, Inc	143,911,464
162,900		Fidelity National Information Services, Inc	12,937,518
315,135	*	IAC/InterActiveCorp	21,684,439
1,048,991		Intuit, Inc	124,389,353
846,629		MasterCard, Inc (Class A)	90,022,061
2,762,216		Microsoft Corp	178,577,264
874,136	*	PayPal Holdings, Inc	34,773,130
412,787	*	Red Hat, Inc	31,322,278
973,825	*	salesforce.com, Inc	77,029,557
163,853	*,g	Scout24 AG.	5,843,301
133,357	*	ServiceNow, Inc	12,084,811
1,302,610		Visa, Inc (Class A)	107,738,873
		TOTAL SOFTWARE & SERVICES	1,265,927,180

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
1,032,574		Apple, Inc	125,302,855
385,312	*	Ciena Corp	9,378,494
135,602	*	Palo Alto Networks, Inc	20,009,431
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	154,690,780

TELECOMMUNICATION SERVICES - 0.9%
553,117	*	T-Mobile US, Inc	34,442,596
		TOTAL TELECOMMUNICATION SERVICES	34,442,596

TRANSPORTATION - 1.4%
486,973		Union Pacific Corp	51,901,582
		TOTAL TRANSPORTATION	51,901,582

		TOTAL COMMON STOCKS	3,760,830,469
		(Cost $2,778,353,495)
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 1.0%
$37,600,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	$37,600,000
	TOTAL GOVERNMENT AGENCY DEBT			37,600,000

TREASURY DEBT - 0.3%
13,900,000	United States Treasury Bill	0.408	02/09/17	13,898,554
	TOTAL TREASURY DEBT			13,898,554

	TOTAL SHORT-TERM INVESTMENTS			51,498,554
	(Cost $51,498,741)
	TOTAL INVESTMENTS - 100.2%			3,812,329,023
	(Cost $2,829,852,236)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(8,599,901)
	NET ASSETS - 100.0%			$3,803,729,122

	Abbreviation(s):
	ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities was $5,843,301 or 0.2% of net assets.
28

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
1,089,360		Ford Motor Co	$13,464,490
1,364,474	*	Peugeot S.A.	25,393,682
		TOTAL AUTOMOBILES & COMPONENTS	38,858,172

BANKS - 12.2%
8,307,745		Bank of America Corp	188,087,347
2,002,211		Citigroup, Inc	111,783,440
633,730		Citizens Financial Group, Inc	22,922,014
641,065		Comerica, Inc	43,291,119
616,106		Hilltop Holdings, Inc	16,868,982
297,744		Huntington Bancshares, Inc	4,028,476
1,136,246		JPMorgan Chase & Co	96,160,499
3,004,699		Regions Financial Corp	43,297,713
1,055,867		TCF Financial Corp	18,319,293
3,108,950		Wells Fargo & Co	175,127,153
1,087,256		Zions Bancorporation	45,871,331
		TOTAL BANKS	765,757,367

CAPITAL GOODS - 8.3%
319,769		Ametek, Inc	16,340,196
204,948		Caterpillar, Inc	19,605,326
1,189,706	*	Colfax Corp	46,398,534
335,163		Dover Corp	26,058,923
473,235		Eaton Corp	33,495,573
923,704		Fortive Corp	51,090,068
2,748,109		General Electric Co	81,618,837
184,365	*	Herc Holdings, Inc	9,157,410
169,403	*	JELD-WEN Holding, Inc	4,585,739
211,956		L3 Technologies, Inc	33,635,298
577,800		Masco Corp	19,038,510
349,385		Paccar, Inc	23,517,104
486,303	*	SPX Corp	12,133,260
767,596	*	SPX FLOW, Inc	26,781,424
1,231,853		Terex Corp	39,172,925
1,460,926		Triumph Group, Inc	39,079,771
259,525		United Technologies Corp	28,462,107
321,090	*	USG Corp	9,822,143
		TOTAL CAPITAL GOODS	519,993,148

CONSUMER DURABLES & APPAREL - 2.0%
1,194,754	*	Fossil Group, Inc	30,549,860
1,499,374		Mattel, Inc	39,298,593
1,260,569		Pulte Homes, Inc	27,114,839

29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

298,906		Sony Corp	$9,050,198
627,275		Sony Corp (ADR)	18,987,614
		TOTAL CONSUMER DURABLES & APPAREL	125,001,104

CONSUMER SERVICES - 2.7%
574,530		Carnival Corp	31,817,472
1,280,452		Extended Stay America, Inc	20,756,127
1,050,314	*	MGM Resorts International	30,249,043
595,221	*	Norwegian Cruise Line Holdings Ltd	27,975,387
751,298		Red Rock Resorts, Inc	17,640,477
846,342		Restaurant Brands International, Inc	41,538,465
		TOTAL CONSUMER SERVICES	169,976,971

DIVERSIFIED FINANCIALS - 6.5%
376,745		American Express Co	28,775,783
198,144		Bank of New York Mellon Corp	8,862,981
114,454		Capital One Financial Corp	10,002,135
1,889,913	*	Deutsche Bank AG.	37,743,363
598,305		Goldman Sachs Group, Inc	137,203,302
400,175		Legg Mason, Inc	12,681,546
888,522		Morgan Stanley	37,753,300
976,544		State Street Corp	74,412,653
1,721,029		Synchrony Financial	61,647,259
		TOTAL DIVERSIFIED FINANCIALS	409,082,322

ENERGY - 14.3%
240,098		Anadarko Petroleum Corp	16,694,014
82,201	*	Arch Coal, Inc	5,917,650
2,852	*	California Resources Corp	61,090
3,208,913		Cenovus Energy, Inc	43,737,484
1,043,913		Chevron Corp	116,239,713
234,115	*	Continental Resources, Inc	11,368,624
9,173	*	Diamondback Energy, Inc	964,724
1,228,297		EOG Resources, Inc	124,770,409
915,396		Exxon Mobil Corp	76,792,570
804,951	*	Jagged Peak Energy, Inc	11,679,839
2,368,150	*	Matador Resources Co	62,353,390
3,835,207	*	MEG Energy Corp	19,923,919
2,419,155		Nabors Industries Ltd	39,311,269
378,269	*	Newfield Exploration Co	15,161,021
1,323,718	*	Parsley Energy, Inc	46,621,348
839,156		Plains All American Pipeline LP	26,341,107
564,857		Plains GP Holdings LP	18,329,610
978,513	e	RPC, Inc	21,057,600
1,064,516	*	RSP Permian, Inc	45,305,801
817,659		Schlumberger Ltd	68,446,235
384,175		Suncor Energy, Inc (NY)	11,924,792
510,559		Superior Energy Services	9,021,577
7,513,227	*	Weatherford International Ltd	39,143,913
1,941,731		Williams Cos, Inc	55,999,522
789,729	*	WPX Energy, Inc	11,000,925
		TOTAL ENERGY	898,168,146
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.8%
798,336	*	US Foods Holding Corp	$21,714,739
636,776		Walgreens Boots Alliance, Inc	52,177,426
554,762		Wal-Mart Stores, Inc	37,024,816
		TOTAL FOOD & STAPLES RETAILING	110,916,981

FOOD, BEVERAGE & TOBACCO - 7.0%
1,266,840		ConAgra Foods, Inc	49,520,775
475,750		Kellogg Co	34,591,783
770,465		Kraft Heinz Co	68,794,820
422,279		Lamb Weston Holdings, Inc	15,776,343
63,253		Molson Coors Brewing Co (Class B)	6,105,180
2,471,183		Mondelez International, Inc	109,423,983
844,290		Philip Morris International, Inc	81,161,598
1,399,836		Pinnacle Foods, Inc	74,457,277
5,611		Snyder’s-Lance, Inc	215,350
		TOTAL FOOD, BEVERAGE & TOBACCO	440,047,109

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
2,623,258		Abbott Laboratories	109,573,486
49,647		Anthem, Inc	7,652,589
96,509		Baxter International, Inc	4,623,746
683,813	*	Boston Scientific Corp	16,452,541
448,431		Cigna Corp	65,569,581
165,244	*	Laboratory Corp of America Holdings	22,177,397
273,171		Medtronic plc	20,766,459
156,056		Zimmer Holdings, Inc	18,466,107
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	265,281,906

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
924,431		Procter & Gamble Co	80,980,156
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	80,980,156

INSURANCE - 5.4%
407,431		Allstate Corp	30,642,886
849,505		American International Group, Inc	54,589,191
379,937	*	Berkshire Hathaway, Inc (Class B)	62,362,859
461,490		Chubb Ltd	60,681,320
575,378		Hartford Financial Services Group, Inc	28,026,662
1,002,585		Metlife, Inc	54,550,650
305,832		Principal Financial Group	17,459,949
193,783		Travelers Cos, Inc	22,823,762
186,559		W.R. Berkley Corp	12,538,630
		TOTAL INSURANCE	343,675,909

MATERIALS - 4.7%
28,237		Acerinox S.A.	388,307
1,237,304	*	AK Steel Holding Corp	9,997,416
2,627,971	*	ArcelorMittal	20,491,711
206,958	*	Berry Plastics Group, Inc	10,561,067
355,858		Dow Chemical Co	21,219,813
354,582		EI du Pont de Nemours & Co	26,770,941
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,664,736	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	$44,367,854
537,156	*	GCP Applied Technologies, Inc	14,476,354
3,909,474	*	Louisiana-Pacific Corp	74,788,238
1,246,030		Olin Corp	32,658,446
1,635,259		Teck Resources Ltd	40,129,256
		TOTAL MATERIALS	295,849,403

MEDIA - 0.5%
139,272		Time Warner, Inc	13,488,493
502,103		Viacom, Inc (Class B)	21,158,621
		TOTAL MEDIA	34,647,114

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
1,054,776		Agilent Technologies, Inc	51,652,381
343,453	*	Allergan plc	75,178,427
561,297	*	Endo International plc	6,870,275
758,933		Johnson & Johnson	85,949,162
1,009,239		Merck & Co, Inc	62,562,726
2,586,981		Pfizer, Inc	82,084,907
14,382		Shire plc (ADR)	2,413,444
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	366,711,322

REAL ESTATE - 1.2%
51,154		AvalonBay Communities, Inc	8,865,500
360,164		HCP, Inc	10,920,172
1,124,886		MGM Growth Properties LLC	29,044,557
72,040	*	Quality Care Properties, Inc	1,329,858
2,666,470		Washington Prime Group, Inc	25,731,436
		TOTAL REAL ESTATE	75,891,523

RETAILING - 1.3%
3,216,977	*	Groupon, Inc	11,098,571
11,456,000		Hengdeli Holdings Ltd	1,425,388
7,238,214	*	JC Penney Co, Inc	48,134,123
7,406,600		Via Varejo S.A.	21,083,831
		TOTAL RETAILING	81,741,913

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
3,108,946	*	Advanced Micro Devices, Inc	32,239,770
5,149,977		Advanced Semiconductor Engineering, Inc (ADR)	29,457,868
2,091,443		Intel Corp	77,006,931
2,373,238		Marvell Technology Group Ltd	35,290,049
552,851	*	Mellanox Technologies Ltd	26,177,495
557,360	*	Micron Technology, Inc	13,437,950
1,973,605	*	ON Semiconductor Corp	26,288,419
298,573		Qualcomm, Inc	15,952,755
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	255,851,237

SOFTWARE & SERVICES - 3.7%
550,130	*	Conduent, Inc	8,229,945
522,008	*	Dell Technologies, Inc-VMware Inc	32,881,284
596,414	*	eBay, Inc	18,983,858
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

531,935	*	IAC/InterActiveCorp	$36,602,447
99,564	*	MicroStrategy, Inc (Class A)	20,042,233
1,627,582		Oracle Corp	65,282,314
979,519		Symantec Corp	26,985,748
3,612,427		Xerox Corp	25,034,119
		TOTAL SOFTWARE & SERVICES	234,041,948

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
124,725		Apple, Inc	15,135,379
1,020,680	*	Ciena Corp	24,843,351
2,459,522		Cisco Systems, Inc	75,556,516
374,921		Corning, Inc	9,931,657
710,235		Hewlett Packard Enterprise Co	16,108,130
1,158,549		HP, Inc	17,436,162
2,481,033	e	Nokia Corp	11,214,269
305,434		Western Digital Corp	24,352,253
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	194,577,717

TELECOMMUNICATION SERVICES - 3.9%
3,902,234		AT&T, Inc	164,518,185
1,387,135		Telephone & Data Systems, Inc	42,515,688
750,516		Verizon Communications, Inc	36,782,789
		TOTAL TELECOMMUNICATION SERVICES	243,816,662

TRANSPORTATION - 1.7%
726,667	*,b,m	AMR Corp (Escrow)	7,267
450,289	*	Kirby Corp	29,021,126
716,644		Union Pacific Corp	76,379,917
		TOTAL TRANSPORTATION	105,408,310

UTILITIES - 3.3%
269,661		American Electric Power Co, Inc	17,274,484
256,205		Duke Energy Corp	20,122,341
193,868		Edison International	14,129,100
231,952		Exelon Corp	8,322,438
440,767		FirstEnergy Corp	13,364,055
548,306		NextEra Energy, Inc	67,836,419
381,441		PG&E Corp	23,607,383
104,178		Sempra Energy	10,666,785
875,178		Xcel Energy, Inc	36,162,355
		TOTAL UTILITIES	211,485,360

		TOTAL COMMON STOCKS	6,267,761,800
		(Cost $5,097,696,372)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.8%
TREASURY DEBT - 0.3%
$22,150,000	United States Treasury Bill	0.452%	02/16/17	22,145,880
	TOTAL TREASURY DEBT			22,145,880
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
28,327,212	c	State Street Navigator Securities Lending Government Money Market Portfolio	$28,327,212
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	28,327,212

		TOTAL SHORT-TERM INVESTMENTS	50,473,092
		(Cost $50,473,041)
		TOTAL INVESTMENTS - 100.4%	6,318,234,892
		(Cost $5,148,169,413)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(27,007,701)
		NET ASSETS - 100.0%	$6,291,227,191

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,522,539.
m	Indicates a security that has been deemed illiquid.
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
210,491		Delphi Automotive plc	$14,746,999
		TOTAL AUTOMOBILES & COMPONENTS	14,746,999

BANKS - 2.5%
384,132		Citizens Financial Group, Inc	13,894,055
640,823		Investors Bancorp, Inc	9,195,810
27,956	*	Signature Bank	4,403,629
51,004	*	SVB Financial Group	8,784,419
		TOTAL BANKS	36,277,913

CAPITAL GOODS - 13.2%
235,764		A.O. Smith Corp	11,493,495
31,749		Acuity Brands, Inc	6,579,345
148,881		Allegion plc	9,777,015
174,746		Ametek, Inc	8,929,521
163,965		Fastenal Co	8,145,781
227,185		Fortune Brands Home & Security, Inc	12,524,709
97,674	*	HD Supply Holdings, Inc	4,131,610
194,000		Ingersoll-Rand plc	15,393,900
38,560	*	JELD-WEN Holding, Inc	1,043,819
78,708		Lennox International, Inc	12,342,201
391,934		Masco Corp	12,914,225
127,027	*	Middleby Corp	17,044,483
113,255		Owens Corning, Inc	6,257,339
53,000		Parker Hannifin Corp	7,797,890
61,000		Rockwell Automation, Inc	9,027,390
99,823		Roper Industries, Inc	19,151,043
73,428		Snap-On, Inc	13,329,385
65,532		TransDigm Group, Inc	14,181,125
		TOTAL CAPITAL GOODS	190,064,276

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
81,302		Equifax, Inc	9,535,099
143,042		Nielsen NV	5,851,848
149,035	*	Verisk Analytics, Inc	12,316,253
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	27,703,200

CONSUMER DURABLES & APPAREL - 5.8%
236,140		DR Horton, Inc	7,062,948
417,741		Hanesbrands, Inc	9,904,639
111,653		Harman International Industries, Inc	12,411,347
544,132		Mattel, Inc	14,261,700
68,446	*	Mohawk Industries, Inc	14,773,385
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

337,813		Newell Rubbermaid, Inc	$15,988,689
5,136	*	NVR, Inc	9,542,688
		TOTAL CONSUMER DURABLES & APPAREL	83,945,396

CONSUMER SERVICES - 4.5%
229,000		ARAMARK Holdings Corp	7,749,360
34,688	*	Chipotle Mexican Grill, Inc (Class A)	14,618,911
740,732	*	Melco Crown Entertainment Ltd (ADR)	12,473,927
250,300	*	MGM Resorts International	7,208,640
106,024	*	Norwegian Cruise Line Holdings Ltd	4,983,128
138,675		Red Rock Resorts, Inc	3,256,089
223,932		Restaurant Brands International, Inc	10,990,583
206,339	*,e	Zoe’s Kitchen, Inc	4,504,380
		TOTAL CONSUMER SERVICES	65,785,018

DIVERSIFIED FINANCIALS - 4.1%
55,000	*	Affiliated Managers Group, Inc	8,379,800
290,801	e,n	iShares Russell Midcap Growth Index Fund	29,254,581
283,859		Lazard Ltd (Class A)	12,058,330
136,167		T Rowe Price Group, Inc	9,183,102
		TOTAL DIVERSIFIED FINANCIALS	58,875,813

ENERGY - 2.0%
90,719	*	Diamondback Energy, Inc	9,540,917
293,949	*	RSP Permian, Inc	12,510,470
229,000		Williams Cos, Inc	6,604,360
		TOTAL ENERGY	28,655,747

FOOD & STAPLES RETAILING - 0.3%
152,766	*	US Foods Holding Corp	4,155,235
		TOTAL FOOD & STAPLES RETAILING	4,155,235

FOOD, BEVERAGE & TOBACCO - 3.8%
204,240		ConAgra Foods, Inc	7,983,742
128,248		Dr Pepper Snapple Group, Inc	11,696,217
79,879		Hershey Co	8,424,838
136,964		Kellogg Co	9,958,652
68,080		Lamb Weston Holdings, Inc	2,543,469
175,701	*	Post Holdings, Inc	14,702,660
		TOTAL FOOD, BEVERAGE & TOBACCO	55,309,578

HEALTH CARE EQUIPMENT & SERVICES - 10.2%
278,645	*	Acadia Healthcare Co, Inc	10,691,609
61,926		AmerisourceBergen Corp	5,404,901
54,051		Bard (C.R.), Inc	12,827,924
519,488	*	Brookdale Senior Living, Inc	7,776,735
226,405	*	Centene Corp	14,324,644
219,611	*	Cerner Corp	11,795,307
51,381	*	DexCom, Inc	4,066,806
126,365	*	Edwards Lifesciences Corp	12,161,368
171,396	*	Envision Healthcare Corp	11,654,928
48,167	*	Henry Schein, Inc	7,699,977
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

178,045	*	Insulet Corp	$7,406,672
31,664	*	Intuitive Surgical, Inc	21,933,336
130,831	*	MEDNAX, Inc	8,942,299
96,239	n	Zimmer Holdings, Inc	11,387,961
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	148,074,467

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
136,470		Church & Dwight Co, Inc	6,171,173
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,171,173

MATERIALS - 4.6%
793,972	*	AK Steel Holding Corp	6,415,294
114,205		Albemarle Corp	10,579,951
82,916	n	Ashland Global Holdings, Inc	9,869,491
132,448		Avery Dennison Corp	9,671,353
264,366	*	Berry Plastics Group, Inc	13,490,597
374,127	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	6,229,214
211,980		Olin Corp	5,555,996
86,147		Westlake Chemical Corp	5,333,361
		TOTAL MATERIALS	67,145,257

MEDIA - 1.7%
719,463		Interpublic Group of Cos, Inc	16,928,964
164,114		Viacom, Inc (Class B)	6,915,764
		TOTAL MEDIA	23,844,728

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
128,882	*	BioMarin Pharmaceutical, Inc	11,293,930
99,119	*	Coherus Biosciences, Inc	2,765,420
77,700	*	Illumina, Inc	12,439,770
159,598	*	Incyte Corp	19,344,873
966,100	*,e	Merrimack Pharmaceuticals, Inc	3,004,571
469,369		Zoetis, Inc	25,787,133
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	74,635,697

REAL ESTATE - 2.1%
57,434		Equinix, Inc	22,110,941
242,531		Gaming and Leisure Properties, Inc	7,671,256
		TOTAL REAL ESTATE	29,782,197

RETAILING - 7.3%
18,925	*	AutoZone, Inc	13,720,247
73,500	*	Burlington Stores, Inc	6,151,950
92,439		Dollar General Corp	6,823,847
103,322	*	Dollar Tree, Inc	7,975,425
67,690		Expedia, Inc	8,230,427
68,093	*	O’Reilly Automotive, Inc	17,858,751
374,095		Ross Stores, Inc	24,731,420
91,991		Signet Jewelers Ltd	7,144,941
72,452		Tractor Supply Co	5,337,539
30,348	*	Ulta Salon Cosmetics & Fragrance, Inc	8,263,154
		TOTAL RETAILING	106,237,701
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
135,312	n	Lam Research Corp	$15,541,936
161,345		Maxim Integrated Products, Inc	7,176,626
126,720		Microchip Technology, Inc	8,534,592
322,789	*	Micron Technology, Inc	7,782,443
291,129		Nvidia Corp	31,785,464
172,880		Silicon Motion Technology Corp (ADR)	6,759,608
118,142		Skyworks Solutions, Inc	10,838,347
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	88,419,016

SOFTWARE & SERVICES - 16.4%
33,080		Alliance Data Systems Corp	7,554,810
122,000	*	Autodesk, Inc	9,923,480
258,763		CDK Global, Inc	16,185,626
261,308	*	comScore, Inc	8,766,883
302,388		CSRA, Inc	9,380,076
247,485	*,n	Electronic Arts, Inc	20,647,673
244,966		Fidelity National Information Services, Inc	19,455,200
83,749	*	Fiserv, Inc	8,997,155
131,008	*	FleetCor Technologies, Inc	19,322,370
225,376	*	GrubHub, Inc	9,364,373
166,722	*	Guidewire Software, Inc	8,724,562
54,872	*	HubSpot, Inc	2,814,934
131,542	*	IAC/InterActiveCorp	9,051,405
32,009	*	MicroStrategy, Inc (Class A)	6,443,412
170,413	*	Mobileye NV	7,320,942
381,895	*,e	Pandora Media, Inc	4,964,635
80,925	*	Proofpoint, Inc	6,486,948
316,636	*	RingCentral, Inc	7,393,451
183,536	*,n	ServiceNow, Inc	16,632,032
130,658	*	Splunk, Inc	7,559,872
316,422		Symantec Corp	8,717,426
30,000	*	Ultimate Software Group, Inc	5,809,800
263,363	*	Vantiv, Inc	16,391,713
		TOTAL SOFTWARE & SERVICES	237,908,778

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
182,000		Amphenol Corp (Class A)	12,283,180
368,519	*,n	Ciena Corp	8,969,753
325,614	*	CommScope Holding Co, Inc	12,314,722
127,116	*	Finisar Corp	3,758,820
293,803	*	Lumentum Holdings, Inc	11,149,824
566,777	*	Oclaro, Inc	5,560,082
48,163	*	Palo Alto Networks, Inc	7,106,932
476,000	*	Trimble Navigation Ltd	14,099,120
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	75,242,433

TRANSPORTATION - 0.7%
60,843	*	Genesee & Wyoming, Inc (Class A)	4,585,128
83,000	*	Kirby Corp	5,349,350
		TOTAL TRANSPORTATION	9,934,478
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

UTILITIES - 0.1%
75,000	*	AquaVenture Holdings Ltd	$1,446,000
		TOTAL UTILITIES	1,446,000

		TOTAL COMMON STOCKS	1,434,361,100
		(Cost $1,200,045,670)

PURCHASED OPTIONS - 0.0%

MATERIALS - 0.0%
70,000		Ashland Global Holdings, Inc	52,500
		TOTAL MATERIALS	52,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
60,000		Lam Research Corp	141,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	141,000

SOFTWARE & SERVICES - 0.0%
80,000		Electronic Arts Inc	60,600
70,000		ServiceNow, Inc	139,300
		TOTAL SOFTWARE & SERVICES	199,900

		TOTAL PURCHASED OPTIONS	393,400
		(Cost $595,100)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.5%
$7,050,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	7,050,000
		TOTAL GOVERNMENT AGENCY DEBT			7,050,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
21,363,300	c	State Street Navigator Securities Lending Government Money Market Portfolio			21,363,300
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,363,300

		TOTAL SHORT-TERM INVESTMENTS			28,413,300
		(Cost $28,413,300)
		TOTAL INVESTMENTS - 101.1%			1,463,167,800
		(Cost $1,229,054,070)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(16,084,349)
		NET ASSETS - 100.0%			$1,447,083,451

Abbreviation(s):
ADR	American Depositary Receipt
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,871,569.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

40

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
18,075	*	Adient plc	$1,147,582
151,868		Delphi Automotive plc	10,639,872
156,919		Lear Corp	22,296,620
208,679		Magna International, Inc (Class A)	9,031,627
78,489		Visteon Corp	7,030,260
		TOTAL AUTOMOBILES & COMPONENTS	50,145,961

BANKS - 8.8%
539,640		BankUnited	20,614,248
305,194		Chemical Financial Corp	15,085,740
483,997		CIT Group, Inc	19,935,837
690,000		Citizens Financial Group, Inc	24,957,300
677,738		Comerica, Inc	45,767,647
666,694		East West Bancorp, Inc	34,294,739
329,689		First Republic Bank	31,099,563
1,031,799		Hilltop Holdings, Inc	28,250,657
2,600,000		Huntington Bancshares, Inc	35,178,000
1,082,134		Investors Bancorp, Inc	15,528,623
1,383,861		Keycorp	24,867,982
185,827		M&T Bank Corp	30,209,895
346,678		New York Community Bancorp, Inc	5,266,039
890,953		Regions Financial Corp	12,838,633
700,029		SunTrust Banks, Inc	39,775,648
551,090		Synovus Financial Corp	22,969,431
203,298		TCF Financial Corp	3,527,220
166,722		Wintrust Financial Corp	11,937,295
952,948		Zions Bancorporation	40,204,876
		TOTAL BANKS	462,309,373

CAPITAL GOODS - 8.5%
320,479	*	AerCap Holdings NV	14,187,605
1,262,235	*	Babcock & Wilcox Enterprises, Inc	21,003,590
221,886		Crane Co	15,984,667
291,696		Cummins, Inc	42,882,229
204,972		Fluor Corp	11,375,946
525,852		Hexcel Corp	27,002,500
153,417		Hubbell, Inc	18,729,147
402,442		Ingersoll-Rand plc	31,933,773
593,281		ITT, Inc	24,247,395
141,665	*	JELD-WEN Holding, Inc	3,834,872
180,596		Johnson Controls International plc	7,942,612
637,639		KBR, Inc	10,846,239
380,000		L3 Technologies, Inc	60,302,200
126,346		Lennox International, Inc	19,812,316
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

320,719		Masco Corp	$10,567,691
185,701	*	Masonite International Corp	12,367,687
125,981		Rockwell Collins, Inc	11,434,036
358,737	*	SPX FLOW, Inc	12,516,334
1,380,433		Textron, Inc	65,391,111
128,158	*	WABCO Holdings, Inc	13,973,067
100,961		Westinghouse Air Brake Technologies Corp	8,747,261
		TOTAL CAPITAL GOODS	445,082,278

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
728,447		Republic Services, Inc	41,798,289
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	41,798,289

CONSUMER DURABLES & APPAREL - 2.1%
855,057		Mattel, Inc	22,411,044
94,146	*	Mohawk Industries, Inc	20,320,472
628,605		Newell Rubbermaid, Inc	29,751,875
4,960	*	NVR, Inc	9,215,680
258,004		Sony Corp	7,811,778
178,851	*	Steven Madden Ltd	6,295,555
369,316	*,e	Tempur-Pedic International, Inc	15,880,588
		TOTAL CONSUMER DURABLES & APPAREL	111,686,992

CONSUMER SERVICES - 0.8%
422,964		ARAMARK Holdings Corp	14,313,102
176,929		Darden Restaurants, Inc	12,965,357
192,310		ILG, Inc	3,644,275
238,441		Restaurant Brands International, Inc	11,702,684
		TOTAL CONSUMER SERVICES	42,625,418

DIVERSIFIED FINANCIALS - 3.6%
474,681		Ameriprise Financial, Inc	53,292,436
410,850		Blackstone Mortgage Trust, Inc	12,526,817
866,761	*	E*TRADE Financial Corp	32,460,199
230,244		Lazard Ltd (Class A)	9,780,765
1,094,776		MFA Mortgage Investments, Inc	8,637,783
328,095		Raymond James Financial, Inc	24,584,158
1,322,178		Synchrony Financial	47,360,416
		TOTAL DIVERSIFIED FINANCIALS	188,642,574

ENERGY - 13.1%
253,965		Anadarko Petroleum Corp	17,658,186
294,031		Apache Corp	17,588,934
203,048	*	Arch Coal, Inc	14,617,425
523,974		Baker Hughes, Inc	33,052,280
1,630,508	*	Callon Petroleum Co	24,914,162
1,459,378		Capital Product Partners LP	5,385,105
285,110		Cimarex Energy Co	38,549,723
253,450	*	Concho Resources, Inc	35,341,068
836,546	*	Continental Resources, Inc	40,622,674
231,753	*	Diamondback Energy, Inc	24,373,463
162,602	*	Dril-Quip, Inc	10,113,844
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

556,845	*	Energen Corp	$30,008,377
273,062		EQT Corp	16,555,749
890,953		Hess Corp	48,271,833
228,443		HollyFrontier Corp	6,617,994
485,336		Marathon Petroleum Corp	23,320,395
917,682	*	Matador Resources Co	24,162,567
570,209	*	Newfield Exploration Co	22,853,977
149,600		Noble Energy, Inc	5,948,096
242,603		Oceaneering International, Inc	6,756,494
895,999	*	Parsley Energy, Inc	31,557,085
772,874		Patterson-UTI Energy, Inc	21,671,387
182,674		Pioneer Natural Resources Co	32,923,335
467,750		Plains All American Pipeline LP	14,682,672
603,942	*	Rowan Cos plc	10,822,641
400,928	e	RPC, Inc	8,627,971
554,452	*	RSP Permian, Inc	23,597,477
789,657		Superior Energy Services	13,953,239
284,022		Targa Resources Investments, Inc	16,365,348
446,023		Tesco Corp	3,835,798
351,621		Tesoro Corp	28,428,558
420,657		Williams Cos, Inc	12,131,748
1,337,345	*	WPX Energy, Inc	18,629,216
		TOTAL ENERGY	683,938,821

FOOD, BEVERAGE & TOBACCO - 5.5%
871,501		Bunge Ltd	60,316,584
961,940		ConAgra Foods, Inc	37,602,235
1,148,112		Cott Corp	12,169,987
361,772		Dean Foods Co	7,184,792
497,078		Lamb Weston Holdings, Inc	18,570,834
359,042		Molson Coors Brewing Co (Class B)	34,654,734
632,644		Pinnacle Foods, Inc	33,650,334
254,923	*	Post Holdings, Inc	21,331,957
378,341		Reynolds American, Inc	22,749,644
600,183		Tyson Foods, Inc (Class A)	37,685,491
		TOTAL FOOD, BEVERAGE & TOBACCO	285,916,592

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
1,792,337	*	Boston Scientific Corp	43,123,628
135,944		Healthsouth Corp	5,277,346
85,806		Humana, Inc	17,032,491
131,072	*	WellCare Health Plans, Inc	19,076,219
150,479		Zimmer Holdings, Inc	17,806,180
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	102,315,864

INSURANCE - 7.8%
474,476		Allied World Assurance Co Holdings Ltd	25,208,910
263,850		Aon plc	29,735,895
223,866	*	Arch Capital Group Ltd	19,778,561
312,405		Argo Group International Holdings Ltd	19,978,300
255,240		Chubb Ltd	33,561,508
97,591		Everest Re Group Ltd	21,463,189
1,060,178		Hartford Financial Services Group, Inc	51,641,270
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

176,762		Intact Financial Corp	$12,906,173
475,000		Lincoln National Corp	32,067,250
494,747		Marsh & McLennan Cos, Inc	33,652,691
429,993		Principal Financial Group	24,548,300
360,218		ProAssurance Corp	19,595,859
123,985		RenaissanceRe Holdings Ltd	16,901,635
306,489		UnumProvident Corp	13,923,795
382,807		Validus Holdings Ltd	21,819,999
870,600		XL Group Ltd	32,708,442
		TOTAL INSURANCE	409,491,777

MATERIALS - 7.2%
588,027		Albemarle Corp	54,474,821
176,859		Ashland Global Holdings, Inc	21,051,527
624,979	*	Berry Plastics Group, Inc	31,892,678
250,825	*	Clearwater Paper Corp	15,776,893
343,600	*	Crown Holdings, Inc	18,612,812
642,941	*	Ferro Corp	9,091,186
2,500,000	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	41,625,000
508,573	*	GCP Applied Technologies, Inc	13,706,042
17,134	*	Ingevity Corp	952,479
1,777,423	*	Louisiana-Pacific Corp	34,002,102
900,000	*	Multi Packaging Solutions International Ltd	16,038,000
392,018		Newmont Mining Corp	14,222,413
809,005		Olin Corp	21,204,021
117,504		Schweitzer-Mauduit International, Inc	5,208,952
496,233		Steel Dynamics, Inc	16,777,638
378,652		Westlake Chemical Corp	23,442,345
102,630		WestRock Co	5,476,337
508,573		WR Grace & Co	35,264,452
		TOTAL MATERIALS	378,819,698

MEDIA - 1.5%
78,154	*	DISH Network Corp (Class A)	4,624,372
320,885		EW Scripps Co (Class A)	6,250,840
1,098,635		Interpublic Group of Cos, Inc	25,850,881
41,461	*	Madison Square Garden Co	7,283,454
1,712,838		MDC Partners, Inc	10,962,163
113,320	*	MSG Networks, Inc	2,629,024
474,483		Viacom, Inc (Class B)	19,994,714
		TOTAL MEDIA	77,595,448

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
863,274		Agilent Technologies, Inc	42,274,528
463,179	*	H Lundbeck AS	19,893,059
84,708		Lonza Group AG.	15,562,479
707,159	*,e	Merrimack Pharmaceuticals, Inc	2,199,265
390,960	*	Mylan NV	14,876,028
172,692	*	PerkinElmer, Inc	9,185,487
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	103,990,846

REAL ESTATE - 7.7%
384,532		American Assets Trust,Inc	16,507,959
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

390,539		American Campus Communities, Inc	$18,988,006
184,696		AvalonBay Communities, Inc	32,009,664
184,610		Boston Properties, Inc	24,165,449
624,848		DDR Corp	9,485,193
612,553	*	Equity Commonwealth	18,891,134
288,914		Gaming and Leisure Properties, Inc	9,138,350
707,066	*	GGP, Inc	17,563,519
869,669		HCP, Inc	26,368,364
1,479,908		Host Marriott Corp	26,741,938
643,180		Kennedy-Wilson Holdings, Inc	13,153,031
517,132		Kimco Realty Corp	12,871,415
352,395		Mid-America Apartment Communities, Inc	33,459,905
378,237		Pennsylvania REIT	6,774,225
567,297		Prologis, Inc	27,712,458
420,177		STORE Capital Corp	9,941,388
425,063		Ventas, Inc	26,213,635
2,681,420		Washington Prime Group, Inc	25,875,703
369,917		Weingarten Realty Investors	13,180,143
485,079		Welltower, Inc	32,160,738
		TOTAL REAL ESTATE	401,202,217

RETAILING - 2.5%
42,500		Advance Auto Parts, Inc	6,980,200
4,100,000	*,e	JC Penney Co, Inc	27,265,000
868,185	*	Liberty Interactive Corp	16,651,789
978,202		Macy’s, Inc	28,896,087
3,042,040		Office Depot, Inc	13,537,078
698,321		Staples, Inc	6,424,553
448,081		TJX Companies, Inc	33,570,228
		TOTAL RETAILING	133,324,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
454,349		Applied Materials, Inc	15,561,453
473,551		Cypress Semiconductor Corp	5,587,902
286,088		Lam Research Corp	32,860,068
1,367,263	*	Micron Technology, Inc	32,964,711
226,625	*	NXP Semiconductors NV	22,175,256
1,152,999	*	ON Semiconductor Corp	15,357,947
488,006		Xilinx, Inc	28,401,949
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	152,909,286

SOFTWARE & SERVICES - 2.9%
839,821		CA, Inc	26,261,203
164,726	*	Citrix Systems, Inc	15,021,364
336,577	*	Conduent, Inc	5,035,192
205,610	*	IAC/InterActiveCorp	14,148,024
719,389		Mentor Graphics Corp	26,552,648
1,948,263		Symantec Corp	53,674,645
1,682,785		Xerox Corp	11,661,700
		TOTAL SOFTWARE & SERVICES	152,354,776

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
1,405,889		Brocade Communications Systems, Inc	17,531,436
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,671,975	*	Ciena Corp	$40,695,872
462,764	*	CommScope Holding Co, Inc	17,501,734
489,515	*	Finisar Corp	14,474,959
541,964		Juniper Networks, Inc	14,513,796
495,730	*	Lumentum Holdings, Inc	18,812,953
2,074,073	e	Nokia Corp	9,374,810
1,533,698		Nokia Oyj (Turquoise)	6,886,556
1,832,393	*	Oclaro, Inc	17,975,775
504,833		TE Connectivity Ltd	37,534,334
647,869		Western Digital Corp	51,654,595
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	246,956,820

TELECOMMUNICATION SERVICES - 1.3%
666,924	*	Level 3 Communications, Inc	39,655,301
363,700		Telephone & Data Systems, Inc	11,147,405
260,234	*	T-Mobile US, Inc	16,204,771
		TOTAL TELECOMMUNICATION SERVICES	67,007,477

TRANSPORTATION - 4.0%
183,917		Alaska Air Group, Inc	17,255,093
1,018,466		American Airlines Group, Inc	45,067,121
234,615	*	Avis Budget Group, Inc	8,732,370
195,088		Costamare, Inc	1,035,917
847,149		CSX Corp	39,299,242
207,657		Delta Air Lines, Inc	9,809,717
163,163		Kansas City Southern Industries, Inc	14,017,333
197,767	*	Kirby Corp	12,746,083
154,262		Norfolk Southern Corp	18,119,615
622,945	*	United Continental Holdings, Inc	43,898,934
		TOTAL TRANSPORTATION	209,981,425

UTILITIES - 9.2%
166,116		Ameren Corp	8,746,007
341,638		American Electric Power Co, Inc	21,885,330
376,652		American Water Works Co, Inc	27,661,323
443,970	*	Calpine Corp	5,238,846
1,023,707		Centerpoint Energy, Inc	26,831,360
351,776		CMS Energy Corp	14,985,658
365,872		DTE Energy Co	36,089,614
590,597		Edison International	43,042,710
385,976		FirstEnergy Corp	11,702,792
513,856		Kennedy Wilson Europe Real Estate PLC	6,144,701
121,848		National Fuel Gas Co	6,841,765
156,255		NextEra Energy, Inc	19,331,869
698,843		NiSource, Inc	15,633,118
259,878		NorthWestern Corp	14,841,633
464,602		OGE Energy Corp	15,582,751
419,313		PG&E Corp	25,951,282
267,256		Pinnacle West Capital Corp	20,747,083
781,725		PPL Corp	27,235,299
685,095		Public Service Enterprise Group, Inc	30,315,454
506,692		Sempra Energy	51,880,194
268,883		Southwest Gas Corp	21,663,903
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES	COMPANY	VALUE

196,871	Westar Energy, Inc	$10,766,875
443,970	Xcel Energy, Inc	18,344,840
	TOTAL UTILITIES	481,464,407

	TOTAL COMMON STOCKS	5,229,561,274
	(Cost $3,841,373,656)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.5%
$25,450,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	25,450,000
		TOTAL GOVERNMENT AGENCY DEBT			25,450,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
55,952,809	c	State Street Navigator Securities Lending Government Money Market Portfolio			55,952,809
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			55,952,809

		TOTAL SHORT-TERM INVESTMENTS			81,402,809
		(Cost $81,402,809)
		TOTAL INVESTMENTS - 101.4%			5,310,964,083
		(Cost $3,922,776,465)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(75,105,677)
		NET ASSETS - 100.0%			$5,235,858,406

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $51,354,808.
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.1%
339,900		Cooper Tire & Rubber Co	$12,321,375
207,844	*	Tenneco, Inc	14,019,078
114,400		Visteon Corp	10,246,808
		TOTAL AUTOMOBILES & COMPONENTS	36,587,261

BANKS - 13.1%
214,660		Banner Corp	12,046,719
831,233		Brookline Bancorp, Inc	13,091,920
542,000		Cathay General Bancorp	19,750,480
254,530		Columbia Banking System, Inc	10,120,113
93,263	*	Eagle Bancorp, Inc	5,712,359
637,200	*	Essent Group Ltd	22,028,004
262,300	*	FCB Financial Holdings, Inc	12,314,985
812,034		First Commonwealth Financial Corp	11,465,920
707,740		First Midwest Bancorp, Inc	17,183,927
1,174,000		FNB Corp	17,539,560
1,326,348		Fulton Financial Corp	24,139,534
358,070		Great Western Bancorp, Inc	15,307,492
458,400		Hancock Holding Co	21,017,640
560,250		Hilltop Holdings, Inc	15,339,645
504,419		Hope Bancorp, Inc	10,547,401
220,600		Investors Bancorp, Inc	3,165,610
443,000	l	LegacyTexas Financial Group, Inc	18,304,760
1,864,200	*	MGIC Investment Corp	19,853,730
493,191		Oritani Financial Corp	8,556,864
199,516		Popular, Inc	8,864,496
788,630		Provident Financial Services, Inc	20,875,036
1,360,380		Radian Group, Inc	25,030,992
796,768		Sterling Bancorp/DE	19,002,917
911,990		Umpqua Holdings Corp	16,698,537
116,518		Union Bankshares Corp	4,283,202
576,512		United Community Banks, Inc	16,217,282
545,500		Valley National Bancorp	6,606,005
326,500	*	Walker & Dunlop, Inc	10,255,365
494,300		Washington Federal, Inc	16,237,755
239,196		Wintrust Financial Corp	17,126,434
		TOTAL BANKS	438,684,684

CAPITAL GOODS - 9.8%
240,100		Allison Transmission Holdings, Inc	8,398,698
166,957	*	American Woodmark Corp	11,887,338
118,070		Apogee Enterprises, Inc	6,739,435
323,036		Barnes Group, Inc	15,547,723
271,780	*	Beacon Roofing Supply, Inc	11,895,811
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

280,100	*	Colfax Corp	$10,923,900
385,700		Comfort Systems USA, Inc	13,055,945
176,640		Crane Co	12,725,146
268,000	*	DigitalGlobe, Inc	7,517,400
381,166		EMCOR Group, Inc	26,563,458
219,252		Encore Wire Corp	9,263,397
230,155		EnerSys	17,940,582
195,240		EnPro Industries, Inc	13,258,748
248,500	*	Gibraltar Industries, Inc	10,909,150
350,640		ITT, Inc	14,330,657
25,331		John Bean Technologies Corp	2,187,332
179,200	*	Mastec, Inc	6,675,200
151,390	*	Moog, Inc (Class A)	9,972,059
933,300	*	MRC Global, Inc	19,179,315
407,506		Mueller Industries, Inc	16,406,192
141,032	*	Patrick Industries, Inc	11,529,366
207,440	*	SPX FLOW, Inc	7,237,582
273,500		Toro Co	16,117,355
311,600		Triton International Ltd	7,584,344
354,200	*	Univar, Inc	10,562,244
137,893		Universal Forest Products, Inc	14,025,097
143,500		Wabash National Corp	2,532,775
193,200	*	WESCO International, Inc	13,659,240
		TOTAL CAPITAL GOODS	328,625,489

COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
715,200	*	ACCO Brands Corp	9,118,800
204,076		Kforce, Inc	4,693,748
585,454	*	Navigant Consulting, Inc	14,460,714
247,000	*	On Assignment, Inc	11,184,160
414,911		Rollins, Inc	14,629,762
288,295		Viad Corp	12,641,736
212,375	*	WageWorks, Inc	15,322,856
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	82,051,776

CONSUMER DURABLES & APPAREL - 2.7%
781,300		Callaway Golf Co	8,852,129
180,940		Columbia Sportswear Co	9,837,708
166,880	*	Helen of Troy Ltd	15,569,904
506,600	*	Kate Spade & Co	9,377,166
349,088		La-Z-Boy, Inc	9,983,917
239,600	*	M/I Homes, Inc	6,023,544
131,650		Pool Corp	13,896,974
1,266,370	*	TRI Pointe Homes, Inc	15,538,360
		TOTAL CONSUMER DURABLES & APPAREL	89,079,702

CONSUMER SERVICES - 4.4%
417,000	*	Apollo Group, Inc (Class A)	4,165,830
1,127,293	*	Belmond Ltd.	15,613,008
243,340		Cheesecake Factory	14,663,669
240,900		Choice Hotels International, Inc	13,369,950
85,070		Churchill Downs, Inc	12,194,785
225,990	*	Dave & Buster’s Entertainment, Inc	12,307,415
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

675,600	*	Denny’s Corp	$8,222,052
345,401	*	Grand Canyon Education, Inc	20,371,751
753,700		ILG, Inc	14,282,615
967,823		Summit Hotel Properties, Inc	15,320,638
88,680		Vail Resorts, Inc	15,212,167
		TOTAL CONSUMER SERVICES	145,723,880

DIVERSIFIED FINANCIALS - 2.5%
274,438		Evercore Partners, Inc (Class A)	21,255,223
100,000		iShares Russell 2000 Index Fund	13,523,000
1,241,000		New Residential Investment Corp	18,801,150
837,660	*	SLM Corp	9,951,401
422,226	*	Stifel Financial Corp	21,250,634
		TOTAL DIVERSIFIED FINANCIALS	84,781,408

ENERGY - 4.4%
395,912		Delek US Holdings, Inc	8,868,429
276,548	*	Exterran Corp	8,578,519
443,400		Green Plains Renewable Energy, Inc	9,976,500
417,400	*	Gulfport Energy Corp	8,723,660
412,748	*	Matrix Service Co	9,245,555
2,867,020	*	McDermott International, Inc	23,222,862
825,300	*	Newpark Resources, Inc	6,231,015
1,182,500	*	Oasis Petroleum, Inc	16,720,550
396,800	*,e	Par Pacific Holdings, Inc	5,765,504
227,900		PBF Energy, Inc	5,285,001
1,023,800	*	Pioneer Energy Services Corp	6,449,940
527,400	*	Questar Market Resources, Inc	9,197,856
431,400	*	RSP Permian, Inc	18,360,384
54,408	*	Unit Corp	1,414,608
714,500	*	Whiting Petroleum Corp	7,923,805
		TOTAL ENERGY	145,964,188

FOOD, BEVERAGE & TOBACCO - 2.4%
128,000	e	Calavo Growers, Inc	7,078,400
627,770	*	Darling International, Inc	7,533,240
771,310		Dean Foods Co	15,318,217
168,700		Fresh Del Monte Produce, Inc	9,658,075
309,800		Lamb Weston Holdings, Inc	11,574,128
117,716		Lancaster Colony Corp	15,426,682
594,891		Vector Group Ltd	13,123,295
		TOTAL FOOD, BEVERAGE & TOBACCO	79,712,037

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
142,947	*	Anika Therapeutics, Inc	7,224,541
12,283	*,e	Cotiviti Holdings, Inc	415,902
282,030	*	HealthStream, Inc	6,475,409
229,720		Hill-Rom Holdings, Inc	13,523,617
548,800	*	HMS Holdings Corp	9,966,208
128,010	*	ICU Medical, Inc	17,550,171
207,300	*	Magellan Health Services, Inc	15,537,135
221,300	*	Masimo Corp	16,283,254
451,480	*	Merit Medical Systems, Inc	11,467,592
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

249,239	*	Natus Medical, Inc	$9,732,783
256,801	*	Omnicell, Inc	9,219,156
624,831	*	OraSure Technologies, Inc	5,511,010
53,143	*	PharMerica Corp	1,317,946
400,640	*	Premier, Inc	12,764,390
107,993	*	WellCare Health Plans, Inc	15,717,301
449,600	*	Wright Medical Group NV	11,320,928
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	164,027,343

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
1,509,300	*	Avon Products, Inc	8,859,591
148,360	*	USANA Health Sciences, Inc	9,242,828
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,102,419

INSURANCE - 1.8%
927,315		American Equity Investment Life Holding Co	21,884,634
244,117		Aspen Insurance Holdings Ltd	13,768,199
294,689		HCI Group, Inc	12,188,337
472,200		Universal Insurance Holdings, Inc	12,348,030
		TOTAL INSURANCE	60,189,200

MATERIALS - 4.9%
479,900	e	Allegheny Technologies, Inc	10,428,227
784,210	*	Century Aluminum Co	12,076,834
779,470	*	Coeur Mining, Inc	9,080,826
566,037	*	Ferro Corp	8,003,763
673,900		Ferroglobe plc	7,082,689
163,685		Greif, Inc (Class A)	9,424,982
138,800		Innospec, Inc	9,903,380
140,400	*	Koppers Holdings, Inc	5,679,180
827,400	*	Louisiana-Pacific Corp	15,828,162
218,340		Minerals Technologies, Inc	17,499,951
449,000		PolyOne Corp	15,315,390
392,015		Schnitzer Steel Industries, Inc (Class A)	9,271,155
450,100	*	Stillwater Mining Co	7,651,700
306,600	*	Summit Materials, Inc	7,695,660
670,167		Tronox Ltd	8,390,491
351,700		United States Steel Corp	11,504,107
		TOTAL MATERIALS	164,836,497

MEDIA - 0.7%
567,190	*	Live Nation, Inc	16,232,978
432,290		Time, Inc	8,321,582
		TOTAL MEDIA	24,554,560

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
736,200	*	Achillion Pharmaceuticals, Inc	3,069,954
176,700	*	Acorda Therapeutics, Inc	3,622,350
477,400	*	Amphastar Pharmaceuticals, Inc	7,519,050
250,000	*	Ardelyx, Inc	3,000,000
1,742,539	*	Array Biopharma, Inc	18,941,399
91,500	*,e	Atara Biotherapeutics, Inc	1,230,675
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

43,300	*,e	Avexis, Inc	$2,415,274
33,500	*,e	Bluebird Bio, Inc	2,495,750
260,826	*	Cambrex Corp	13,680,324
160,800	*	Clovis Oncology, Inc	10,419,840
215,243	*	Dermira, Inc	6,336,754
310,882	*	Emergent Biosolutions, Inc	9,410,398
585,600	*	Exelixis, Inc	10,611,072
352,426	*	FibroGen, Inc	7,982,449
191,660	*	Five Prime Therapeutics, Inc	8,779,945
605,000	*	Horizon Pharma plc	9,903,850
241,563	*	INC Research Holdings, Inc	12,802,839
284,400	*	Insmed, Inc	4,200,588
44,200	*,e	Kite Pharma, Inc	2,252,874
190,348	*	MacroGenics, Inc	3,515,728
265,570	*	Medicines Co	9,573,798
602,689	*,e	Merrimack Pharmaceuticals, Inc	1,874,363
282,142	*	Momenta Pharmaceuticals, Inc	5,332,484
165,700	*	NewLink Genetics Corp	2,016,569
681,700	*,e	Pacific Biosciences of California, Inc	3,285,794
252,750		Phibro Animal Health Corp	6,748,425
200,767	*	PRA Health Sciences, Inc	11,762,938
221,821	*	Prestige Brands Holdings, Inc	11,703,276
219,200	*	PTC Therapeutics, Inc	2,871,520
93,900	*	Puma Biotechnology, Inc	3,042,360
208,430	*	Retrophin, Inc	4,089,397
128,200	*	Sarepta Therapeutics, Inc	3,981,892
967,130	*	Spectrum Pharmaceuticals, Inc	4,506,826
413,910	*,e	Sucampo Pharmaceuticals, Inc (Class A)	4,615,096
345,206	*	Supernus Pharmaceuticals, Inc	9,337,822
382,200	*,e	TherapeuticsMD, Inc	2,220,582
96,524	*	Ultragenyx Pharmaceutical, Inc	7,240,265
414,400	*	Vanda Pharmaceuticals, Inc	5,863,760
258,200	*	Xencor Inc	6,152,906
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	248,411,186

REAL ESTATE - 7.6%
276,170		American Assets Trust,Inc	11,855,978
631,574		Ashford Hospitality Trust, Inc	4,799,963
255,200		Chatham Lodging Trust	5,139,728
248,110		Coresite Realty	21,369,714
795,800		DiamondRock Hospitality Co	8,968,666
280,010		DuPont Fabros Technology, Inc	13,294,875
138,480		Entertainment Properties Trust	10,243,366
660,550		First Industrial Realty Trust, Inc	17,075,218
520,480		Hersha Hospitality Trust	10,404,395
519,600		Hudson Pacific Properties	18,399,036
353,300		LaSalle Hotel Properties	10,659,061
1,509,500		Medical Properties Trust, Inc	19,246,125
149,928		PS Business Parks, Inc	16,797,933
459,500		Ramco-Gershenson Properties	7,471,470
61,300		Re/Max Holdings, Inc	3,435,865
753,290		RLJ Lodging Trust	17,483,861
621,086		Sabra Healthcare REIT, Inc	15,775,584
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

123,888		Saul Centers, Inc	$7,865,649
472,100		STORE Capital Corp	11,169,886
429,489		Urban Edge Properties	12,012,807
599,543		Xenia Hotels & Resorts, Inc	11,001,614
		TOTAL REAL ESTATE	254,470,794

RETAILING - 3.6%
319,100		Aaron’s, Inc	9,872,954
308,400		Caleres, Inc	9,483,300
670,240		Chico’s FAS, Inc	9,041,538
163,440		Children’s Place Retail Stores, Inc	15,853,680
655,100	*	Etsy, Inc	8,260,811
463,100	*	Francesca’s Holdings Corp	8,076,464
202,100		HSN, Inc	7,124,025
423,240	*	Liberty TripAdvisor Holdings, Inc	7,597,158
278,500		Nutri/System, Inc	9,204,425
779,500		Pier 1 Imports, Inc	5,666,965
212,500	*	Shutterfly, Inc	10,907,625
976,400		Staples, Inc	8,982,880
403,700		Tailored Brands, Inc	8,578,625
		TOTAL RETAILING	118,650,450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
224,341	*	Advanced Energy Industries, Inc	13,200,225
2,622,800	*	Advanced Micro Devices, Inc	27,198,436
187,189		Cabot Microelectronics Corp	12,637,129
133,400	*	Cavium, Inc	8,832,414
874,298	*	Entegris, Inc	16,393,087
184,200	*	Inphi Corp	8,440,044
525,000	*	MaxLinear, Inc	13,429,500
150,500		MKS Instruments, Inc	9,917,950
124,612		Power Integrations, Inc	8,847,452
105,307	*	Rudolph Technologies, Inc	2,416,796
426,600	*	Semtech Corp	14,056,470
233,557	*	Silicon Laboratories, Inc	15,227,916
232,440		Tessera Holding Corp	10,506,288
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	161,103,707

SOFTWARE & SERVICES - 7.8%
338,200	*	Acxiom Corp	8,827,020
660,100	*	Bankrate, Inc	7,195,090
378,000	*	Barracuda Networks, Inc	8,879,220
151,550	*	CACI International, Inc (Class A)	18,610,340
272,400	*	Commvault Systems, Inc	13,374,840
206,114	*	EPAM Systems, Inc	13,265,497
104,800	*	Euronet Worldwide, Inc	7,495,296
677,500		EVERTEC, Inc	11,551,375
218,071	*	ExlService Holdings, Inc	10,020,362
274,980	*	Gigamon, Inc	9,115,587
165,700		LogMeIn, Inc	17,912,170
70,260	*	MicroStrategy, Inc (Class A)	14,143,338
783,450	*	Nuance Communications, Inc	12,425,517
508,079		Progress Software Corp	14,236,374
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

140,300	*	Proofpoint, Inc	$11,246,448
356,011	*	RealPage, Inc	10,893,937
504,286	*	Rubicon Project, Inc	4,271,302
152,920		Science Applications International Corp	12,450,746
112,800	*,e	Stamps.com, Inc	13,710,840
278,400	*	Synchronoss Technologies, Inc	10,723,968
776,550		Travelport Worldwide Ltd	11,151,258
358,500	*	Verint Systems, Inc	13,389,975
369,900	*	Xactly Corp	4,494,285
		TOTAL SOFTWARE & SERVICES	259,384,785

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
182,200	*	Anixter International, Inc	15,578,100
475,710	*	ARRIS International plc	13,595,792
228,600	*	Fabrinet	9,630,918
495,680	*	Finisar Corp	14,657,257
274,349	*	II-VI, Inc	10,013,738
500,334	*	Immersion Corp	5,148,437
716,168	*	Ixia	13,929,468
225,000	*	Lumentum Holdings, Inc	8,538,750
351,720	*	NCR Corp	15,130,994
440,890	*	Netscout Systems, Inc	14,681,637
206,800		Plantronics, Inc	11,700,744
498,244	*	Sanmina Corp	19,406,604
116,910	*	Synaptics, Inc	6,591,386
167,000	*	Tech Data Corp	14,288,520
1,128,584	*	TTM Technologies, Inc	16,736,901
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	189,629,246

TELECOMMUNICATION SERVICES - 1.2%
774,912	*	8x8, Inc	12,282,355
362,190		Telephone & Data Systems, Inc	11,101,124
2,398,790	*	Vonage Holdings Corp	17,007,421
		TOTAL TELECOMMUNICATION SERVICES	40,390,900

TRANSPORTATION - 2.2%
890,527	*	Air Transport Services Group, Inc	14,364,200
189,653	*	Atlas Air Worldwide Holdings, Inc	10,004,196
327,100	*	Hawaiian Holdings, Inc	16,665,745
328,660	*	Hub Group, Inc (Class A)	14,576,071
599,000	*,e	Swift Transportation Co, Inc	13,675,170
373,914	*	YRC Worldwide, Inc	5,582,536
		TOTAL TRANSPORTATION	74,867,918

UTILITIES - 3.3%
260,090		Allete, Inc	16,996,881
480,423		Avista Corp	18,563,545
168,218		Chesapeake Utilities Corp	11,001,457
673,900	*,m	Ferroglobe plc	0
540,091		NRG Yield, Inc (Class A)	8,776,479
232,600		ONE Gas, Inc	15,030,612
186,400		Ormat Technologies, Inc	10,009,680
252,000		Otter Tail Corp	9,538,200
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

248,890	Southwest Gas Corp	$20,053,067
	TOTAL UTILITIES	109,969,921

	TOTAL COMMON STOCKS	3,319,799,351
	(Cost $2,691,602,435)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.7%
$22,750,000	d	Federal Home Loan Bank (FHLB)	0.400%	02/01/17	22,750,000
		TOTAL GOVERNMENT AGENCY DEBT			22,750,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
47,651,687	c	State Street Navigator Securities Lending Government Money Market Portfolio			47,651,687
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,651,687

		TOTAL SHORT-TERM INVESTMENTS			70,401,687
		(Cost $70,401,687)
		TOTAL INVESTMENTS - 101.4%			3,390,201,038
		(Cost $2,762,004,122)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(48,419,611)
		NET ASSETS - 100.0%			$3,341,781,427

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,921,587.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

55

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.9%
28,978		Lear Corp	$4,117,484
42,392		Thor Industries, Inc	4,387,572
26,956		Visteon Corp	2,414,449
		TOTAL AUTOMOBILES & COMPONENTS	10,919,505

BANKS - 7.7%
6,500		BankUnited	248,300
72,242		Beneficial Bancorp, Inc	1,289,520
11,336		Berkshire Hills Bancorp, Inc	401,294
9,675		Capital Bank Financial Corp	381,195
37,180		Centerstate Banks of Florida, Inc	906,820
40,167		Central Pacific Financial Corp	1,258,432
5,841		Charter Financial Corp	100,348
15,852		CoBiz, Inc	277,727
10,181	*	CU Bancorp	369,061
1,667		Financial Institutions, Inc	54,928
415,657	*	First Bancorp (Puerto Rico)	2,793,215
6,194		First Financial Corp	299,480
8,269		First Merchants Corp	316,951
1,624		First Republic Bank	153,192
24,526		Heritage Commerce Corp	344,345
29,500		Heritage Financial Corp	752,250
15,353	*	HomeTrust Bancshares, Inc	379,987
6,080		Independent Bank Group, Inc	377,872
91,730		LegacyTexas Financial Group, Inc	3,790,283
188,944	*	MGIC Investment Corp	2,012,254
92,301		National Bank Holdings Corp	2,999,783
68,135	*	NMI Holdings, Inc	735,858
32,187		Northfield Bancorp, Inc	580,975
36,680		Opus Bank	746,438
17,129		PacWest Bancorp	948,947
19,760		Park Sterling Bank	231,192
22,667		Peoples Bancorp, Inc	703,810
75,932		Popular, Inc	3,373,659
4,317		Preferred Bank	239,205
10,519		Sandy Spring Bancorp, Inc	430,963
32,192	*	Seacoast Banking Corp of Florida	701,142
3,101	*	Signature Bank	488,470
35,444		South State Corp	3,168,694
22,916		Southwest Bancorp, Inc	634,773
18,766	*	SVB Financial Group	3,232,068
9,356	*	Texas Capital Bancshares, Inc	771,870
103,026		TFS Financial Corp	1,801,925
35,125		Trico Bancshares	1,295,059
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

7,221	*	Triumph Bancorp, Inc	$195,328
118,444		Trustco Bank Corp NY	994,930
22,036		Union Bankshares Corp	810,043
48,203		United Financial Bancorp, Inc (New)	870,064
49,017		Zions Bancorporation	2,068,027
		TOTAL BANKS	44,530,677

CAPITAL GOODS - 11.8%
17,469		A.O. Smith Corp	851,614
73,310		AAR Corp	2,345,187
11,590	*	American Woodmark Corp	825,208
66,243	*	Atkore International Group, Inc	1,770,013
5,332		BE Aerospace, Inc	327,758
84,013		BWX Technologies, Inc	3,485,699
14,259		Chicago Bridge & Iron Co NV	473,541
87,357		Comfort Systems USA, Inc	2,957,034
43,280	*	Continental Building Products Inc	1,006,260
12,245		Crane Co	882,130
4,050		EMCOR Group, Inc	282,245
14,962		EnPro Industries, Inc	1,016,069
4,501		Fortune Brands Home & Security, Inc	248,140
16,372		General Cable Corp	332,352
75,222		Global Brass & Copper Holdings, Inc	2,493,609
9,657		Gorman-Rupp Co	313,466
98,215		Harsco Corp	1,311,170
45,066		HEICO Corp (Class A)	2,987,876
22,885		Hubbell, Inc	2,793,801
10,968		Huntington Ingalls	2,127,353
71,763		ITT, Inc	2,932,953
159,487		KBR, Inc	2,712,874
22,450		Kennametal, Inc	802,363
23,395		Lennox International, Inc	3,668,570
12,231		LSI Industries, Inc	116,439
3,946	*	Lydall, Inc	240,706
125,440		Manitowoc Co, Inc	856,755
6,848	*	Manitowoc Foodservice, Inc	131,345
8,269	*	Masonite International Corp	550,715
80,163	*	MRC Global, Inc	1,647,350
24,449		MSC Industrial Direct Co (Class A)	2,497,465
23,370		Mueller Industries, Inc	940,876
38,610	*	MYR Group, Inc	1,485,327
66,742	*	NCI Building Systems, Inc	1,067,872
37,287		Oshkosh Truck Corp	2,596,294
698	*	Patrick Industries, Inc	57,062
42,586	*	Ply Gem Holdings, Inc	687,764
37,879	*	Rexnord Corp	836,747
13,219		Spirit Aerosystems Holdings, Inc (Class A)	793,801
36,527	*	SPX Corp	911,349
59,713	*	SPX FLOW, Inc	2,083,387
10,649		Tennant Co	737,443
13,027		Terex Corp	414,259
8,770	*	TPI Composites, Inc	170,226
32,437	*	Univar, Inc	967,271
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

26,806		Universal Forest Products, Inc	$2,726,438
21,042	*	Vectrus, Inc	474,287
10,513	*	Veritiv Corp	589,254
20,700		Watsco, Inc	3,161,718
33,738		Xylem, Inc	1,663,621
		TOTAL CAPITAL GOODS	67,353,056

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
30,388	*	CBIZ, Inc	398,083
54,011		Ceco Environmental Corp	708,624
23,481		Ennis, Inc	396,829
23,664		Essendant, Inc	494,341
2,276	*	Franklin Covey Co	39,830
42,735		HNI Corp	2,154,272
52,538		Insperity, Inc	3,756,467
9,635		KAR Auction Services, Inc	438,874
77,512		Kforce, Inc	1,782,776
58,577		Kimball International, Inc (Class B)	979,993
43,996		Manpower, Inc	4,199,858
68,695		Quad Graphics, Inc	1,799,122
11,784		Robert Half International, Inc	554,555
15,859	*	TransUnion	500,034
116,358	*	TriNet Group, Inc	2,958,984
15,821	*	TrueBlue, Inc	391,570
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,554,212

CONSUMER DURABLES & APPAREL - 3.3%
137,528		Callaway Golf Co	1,558,192
24,850		Harman International Industries, Inc	2,762,326
86,694		La-Z-Boy, Inc	2,479,448
38,657		Leggett & Platt, Inc	1,844,712
3,923		Lennar Corp (B Shares)	141,071
45,767	*	Lululemon Athletica, Inc	3,089,730
42,925		MCBC Holdings, Inc	598,804
4,144		Newell Rubbermaid, Inc	196,136
1,569	*	NVR, Inc	2,915,202
34,872		Pool Corp	3,681,088
1,851	*	Toll Brothers, Inc	58,047
		TOTAL CONSUMER DURABLES & APPAREL	19,324,756

CONSUMER SERVICES - 4.5%
94,816		ARAMARK Holdings Corp	3,208,572
31,930		Bloomin’ Brands, Inc	546,322
106,161	*	Boyd Gaming Corp	2,157,192
44,119	*	Bridgepoint Education, Inc	469,426
16,937	*	Buffalo Wild Wings, Inc	2,557,487
112,461	*	Career Education Corp	1,098,744
57,446		ClubCorp Holdings, Inc	947,859
7,853		Domino’s Pizza, Inc	1,370,663
131,950		Extended Stay America, Inc	2,138,910
15,054	*	Fiesta Restaurant Group, Inc	395,920
44,116		H&R Block, Inc	946,729
10,063	*	Intrawest Resorts Holdings Inc	207,398
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

19,072	*	K12, Inc	$380,105
45,676	*	La Quinta Holdings, Inc	645,402
13,466		Marcus Corp	399,267
37,475		Papa John’s International, Inc	3,193,620
4,938	*	Pinnacle Entertainment, Inc	76,045
48,904	*	Regis Corp	680,744
54,632		Six Flags Entertainment Corp	3,254,974
35,445		Sonic Corp	882,581
11,785		Speedway Motorsports, Inc	253,260
		TOTAL CONSUMER SERVICES	25,811,220

DIVERSIFIED FINANCIALS - 3.9%
9,205		Calamos Asset Management, Inc (Class A)	77,506
24,781		Chimera Investment Corp	436,889
47,079		Evercore Partners, Inc (Class A)	3,646,268
29,631	*	Ezcorp, Inc (Class A)	293,347
12,280		FirstCash, Inc	524,356
64,259	*	FNFV Group	835,367
18,549		GAMCO Investors, Inc (Class A)	541,631
132,809	*	Green Dot Corp	3,559,281
5,180		Houlihan Lokey, Inc	161,098
75,495	*	Ladenburg Thalmann Financial Services, Inc	173,639
57,440		Lazard Ltd (Class A)	2,440,051
22,910		Legg Mason, Inc	726,018
14,600		LPL Financial Holdings, Inc	573,780
66,746		Moelis & Co	2,276,039
35,106		Morningstar, Inc	2,673,322
46,485		MTGE Investment Corp	739,112
6,203	*	NewStar Financial, Inc	55,083
88,994		OM Asset Management plc	1,254,815
12,612		Pzena Investment Management, Inc (Class A)	125,994
9,828		Tiptree Financial, Inc	64,373
113,470		Two Harbors Investment Corp	995,131
		TOTAL DIVERSIFIED FINANCIALS	22,173,100

ENERGY - 3.5%
22,683		Archrock, Inc	331,172
28,167	*	Callon Petroleum Co	430,392
585,024	*	Clean Energy Fuels Corp	1,515,212
15,260	*	Contango Oil & Gas Co	123,606
3,510	*	Dawson Geophysical Co	27,799
6,180	*	Diamondback Energy, Inc	649,951
19,361	*	Energen Corp	1,043,364
112,473	*,e	EP Energy Corp	589,359
29,466	*	Exterran Corp	914,035
97,031	*	Fairmount Santrol Holdings, Inc	1,214,829
25,810	*	Independence Contract Drilling, Inc	163,635
10,158	*	International Seaways, Inc	176,546
119,871	*	McDermott International, Inc	970,955
38,539	*	Newfield Exploration Co	1,544,643
9,233	*	Oasis Petroleum, Inc	130,555
18,506		Oceaneering International, Inc	515,392
21,262		Overseas Shipholding Group, Inc	104,396
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

45,780	*	Parsley Energy, Inc	$1,612,371
52,387	*	Questar Market Resources, Inc	913,629
55,005	*	Renewable Energy Group, Inc	478,544
28,017		SM Energy Co	854,799
45,904	*	Transocean Ltd (NYSE)	641,279
10,488		US Silica Holdings Inc	620,260
39,133	*	Westmoreland Coal Co	710,264
119,091	*	Whiting Petroleum Corp	1,320,719
34,061		World Fuel Services Corp	1,515,033
90,127	*	WPX Energy, Inc	1,255,469
		TOTAL ENERGY	20,368,208

FOOD & STAPLES RETAILING - 1.4%
79,064	*	Rite Aid Corp	444,340
76,707		Spartan Stores, Inc	2,904,127
34,113	*	United Natural Foods, Inc	1,558,964
111,318	*	US Foods Holding Corp	3,027,849
		TOTAL FOOD & STAPLES RETAILING	7,935,280

FOOD, BEVERAGE & TOBACCO - 2.1%
104,199	*	Blue Buffalo Pet Products, Inc	2,526,826
30,159		Ingredion, Inc	3,866,082
24,085		Pilgrim’s Pride Corp	460,987
48,663		Pinnacle Foods, Inc	2,588,385
30,349	*	Post Holdings, Inc	2,539,604
		TOTAL FOOD, BEVERAGE & TOBACCO	11,981,884

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
22,330	*	AMN Healthcare Services, Inc	800,531
13,566	*	Angiodynamics, Inc	218,345
57,961	*	Brookdale Senior Living, Inc	867,676
47,637	*	Cardiovascular Systems, Inc	1,176,634
6,932		Cooper Cos, Inc	1,279,717
74,761	*	Cross Country Healthcare, Inc	1,081,792
20,100	*	Cutera, Inc	371,850
8,492	*	DexCom, Inc	672,142
93,921	*	Diplomat Pharmacy, Inc	1,290,474
54,921		Hill-Rom Holdings, Inc	3,233,198
52,113	*	Hologic, Inc	2,112,140
34,406	*	Idexx Laboratories, Inc	4,208,885
1,938	*	Insulet Corp	80,621
29,120	*	iRhythm Technologies, Inc	950,186
13,288	*	Masimo Corp	977,731
37,168	*	Molina Healthcare, Inc	2,108,168
4,136		National Healthcare Corp	309,580
6,550	*	Oxford Immunotec Global plc	88,491
22,961	*	PharMerica Corp	569,433
17,591	*	Providence Service Corp	679,892
25,869	*	Tivity Health, Inc	663,540
33,340	*	Veeva Systems, Inc	1,411,282
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	25,152,308
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
4,372		Nature’s Sunshine Products, Inc	$55,743
49,742	*	USANA Health Sciences, Inc	3,098,927
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,154,670

INSURANCE - 3.8%
27,349		Allied World Assurance Co Holdings Ltd	1,453,052
14,859		American Financial Group, Inc	1,280,400
4,080		Argo Group International Holdings Ltd	260,916
83,509		Aspen Insurance Holdings Ltd	4,709,907
26,130		Assured Guaranty Ltd	1,016,718
14,923		Axis Capital Holdings Ltd	955,221
117,975		Conseco, Inc	2,230,907
38,264	e	Crawford & Co (Class B)	463,760
1,681		EMC Insurance Group, Inc	49,001
17,834		Erie Indemnity Co (Class A)	1,999,370
4,490	e	Fidelity & Guaranty Life	107,536
49,552		OneBeacon Insurance Group Ltd (Class A)	804,229
33,559		Reinsurance Group of America, Inc (Class A)	4,210,648
8,138	*,e	Trupanion, Inc	130,127
2,347		White Mountains Insurance Group Ltd	2,135,207
		TOTAL INSURANCE	21,806,999

MATERIALS - 5.7%
88,145	*	AK Steel Holding Corp	712,212
29,673		Avery Dennison Corp	2,166,722
11,432	*	Axalta Coating Systems Ltd	331,528
77,720	*	Boise Cascade Co	1,927,456
81,200	*	Coeur Mining, Inc	945,980
66,175	*	Crown Holdings, Inc	3,584,700
76,775	*	Ferro Corp	1,085,599
13,569		Innophos Holdings, Inc	659,996
5,952		Innospec, Inc	424,675
59,324		Kronos Worldwide, Inc	784,263
11,782	*	Louisiana-Pacific Corp	225,390
15,421	*	Multi Packaging Solutions International Ltd	274,802
143,858	*	Omnova Solutions, Inc	1,309,108
41,475		Packaging Corp of America	3,823,165
36,407		PolyOne Corp	1,241,843
4,890		Reliance Steel & Aluminum Co	389,489
36,379		Schweitzer-Mauduit International, Inc	1,612,681
2,991		Sealed Air Corp	145,064
15,268		Steel Dynamics, Inc	516,211
27,847		Stepan Co	2,175,129
44,264	*	SunCoke Energy, Inc	390,408
283,154		Tronox Ltd	3,545,088
96,576		United States Steel Corp	3,159,001
20,892		WR Grace & Co	1,448,651
		TOTAL MATERIALS	32,879,161

MEDIA - 2.0%
38,841		John Wiley & Sons, Inc (Class A)	2,140,139
21,020	*	Lions Gate Entertainment Corp	563,126
30,792	*	Live Nation, Inc	881,267
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

143,504	*	MSG Networks, Inc	$3,329,293
39,420		New Media Investment Group, Inc	600,761
64,296		Time, Inc	1,237,698
66,292		Tribune Co	1,911,861
6,456	*	tronc, Inc	85,607
25,537		World Wrestling Entertainment, Inc (Class A)	500,014
		TOTAL MEDIA	11,249,766

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
9,011	*	Acadia Pharmaceuticals, Inc	311,690
18,223	*	Akorn, Inc	348,059
4,146	*	Alnylam Pharmaceuticals, Inc	165,799
37,968	*,e	Athersys, Inc	41,385
26,771	*	Bio-Rad Laboratories, Inc (Class A)	5,088,632
19,881		Bio-Techne Corp	2,022,892
2,100	*	Bluebird Bio, Inc	156,450
29,123		Bruker BioSciences Corp	691,089
7,666	*	Cambrex Corp	402,082
30,439	*	Charles River Laboratories International, Inc	2,459,471
71,849	*	Corcept Therapeutics, Inc	510,847
207,482	*	Curis, Inc	595,473
19,770	*	Durect Corp	20,956
24,509	*	Endo International plc	299,990
49,180	*	Enzo Biochem, Inc	328,522
19,723	*	FibroGen, Inc	446,726
10,810	*	Horizon Pharma plc	176,960
22,394	*	INC Research Holdings, Inc	1,186,882
14,269	*	Ionis Pharmaceuticals, Inc	634,971
2,944	*	Jazz Pharmaceuticals plc	358,932
42,543	*	Lexicon Pharmaceuticals, Inc	609,641
19,517	*	Luminex Corp	394,634
13,563	*	Medpace Holdings, Inc	473,213
6,340	*	MyoKardia, Inc	71,008
32,300	*	Nektar Therapeutics	391,153
2,999	*	Ophthotech Corp	14,275
13,876	*	Patheon NV	398,102
7,044	*	PerkinElmer, Inc	374,670
4,663		Phibro Animal Health Corp	124,502
14,929	*	Prestige Brands Holdings, Inc	787,655
41,725	*	Quintiles Transnational Holdings, Inc	3,274,995
22,721	*	Retrophin, Inc	445,786
69,700	*	Rigel Pharmaceuticals, Inc	144,976
16,945	*	Tetraphase Pharmaceuticals, Inc	64,899
16,262	*	United Therapeutics Corp	2,660,951
54,632	*	Vanda Pharmaceuticals, Inc	773,043
4,216	*	VWR Corp	109,237
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	27,360,548

REAL ESTATE - 9.2%
3,890		Alexandria Real Estate Equities, Inc	431,090
5,531	*	Altisource Portfolio Solutions S.A.	157,634
10,518		American Assets Trust,Inc	451,538
47,530		Apple Hospitality REIT, Inc	951,551
62

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

55,815		Ashford Hospitality Prime, Inc	$750,154
68,805		Ashford Hospitality Trust, Inc	522,918
93,199		Brixmor Property Group, Inc	2,248,892
22,210		Camden Property Trust	1,856,090
71,075		Colony NorthStar, Inc	989,364
26,095		Colony Starwood Homes	820,688
99,145		Columbia Property Trust, Inc	2,205,976
81,614		CoreCivic, Inc	2,370,071
18,553		CubeSmart	466,237
141,470	*	Equity Commonwealth	4,362,934
58,957		Equity Lifestyle Properties, Inc	4,359,280
64,246		FelCor Lodging Trust, Inc	494,694
21,500	*	Forestar Group, Inc	280,575
55,552		Franklin Street Properties Corp	708,288
35,415		Gaming and Leisure Properties, Inc	1,120,176
6,280	*	Howard Hughes Corp	669,511
2,487		Hudson Pacific Properties	88,065
17,816		Independence Realty Trust, Inc	164,442
10,533		Jones Lang LaSalle, Inc	1,085,214
22,947		Liberty Property Trust	880,935
3,059		Life Storage, Inc	249,156
58,156		Mack-Cali Realty Corp	1,629,531
8,010		Mid-America Apartment Communities, Inc	760,550
38,680		Monmouth Real Estate Investment Corp (Class A)	564,728
32,888		NexPoint Residential Trust, Inc	760,042
15,967		One Liberty Properties, Inc	369,796
52,405		Outfront Media, Inc	1,437,469
53,441		Paramount Group, Inc	891,930
31,308		PS Business Parks, Inc	3,507,747
17,653		Rayonier, Inc	492,342
29,961		Realogy Holdings Corp	776,290
13,388		Regency Centers Corp	933,545
216,586		Retail Properties of America, Inc	3,242,292
20,055		RMR Group, Inc	958,629
18,094		Select Income REIT	452,531
20,443	*	STAG Industrial, Inc	473,051
27,883		Sun Communities, Inc	2,196,065
30,331		Taubman Centers, Inc	2,148,648
41,236		WP Carey, Inc	2,554,158
		TOTAL REAL ESTATE	52,834,817

RETAILING - 5.3%
17,801		Aaron’s, Inc	550,763
69,593		American Eagle Outfitters, Inc	1,051,550
149,147		Barnes & Noble, Inc	1,521,299
11,133		Blue Nile, Inc	453,224
46,175	*	Burlington Stores, Inc	3,864,848
11,822	*	Cabela’s, Inc	660,732
18,724		Caleres, Inc	575,763
25,878		Camping World Holdings, Inc	814,639
40,791		Chico’s FAS, Inc	550,271
39,224		Citi Trends, Inc	629,545
46,018		Dick’s Sporting Goods, Inc	2,374,529
63

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

15,758		Dillard’s, Inc (Class A)	$889,382
66,787	*	Francesca’s Holdings Corp	1,164,765
24,061	e	Fred’s, Inc (Class A)	350,569
42,666		GameStop Corp (Class A)	1,044,890
386,002	*	Groupon, Inc	1,331,707
203,299	*	JC Penney Co, Inc	1,351,938
8,545		LCI Industries, Inc	937,814
90,173	*	Michaels Cos, Inc	1,773,703
96,171		Nutri/System, Inc	3,178,452
130,814		Office Depot, Inc	582,122
51,934	*	Select Comfort Corp	1,048,028
41,589		Sonic Automotive, Inc (Class A)	973,183
30,400		Staples, Inc	279,680
36,525	*	Tilly’s, Inc	489,435
29,621	*	Wayfair, Inc	1,231,049
		TOTAL RETAILING	29,673,880

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
55,971	*	Alpha & Omega Semiconductor Ltd	1,139,010
42,250		Brooks Automation, Inc	735,995
23,464	*	Cirrus Logic, Inc	1,415,348
3,581	*	MA-COM Technology Solutions	170,264
128,640		Marvell Technology Group Ltd	1,912,877
23,461	*	ON Semiconductor Corp	312,501
8,500	*	Semtech Corp	280,075
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,966,070

SOFTWARE & SERVICES - 7.8%
231,194	*	A10 Networks, Inc	1,842,616
17,018	*	Amber Road, Inc	150,609
45,563	*	Aspen Technology, Inc	2,419,851
78,747		Booz Allen Hamilton Holding Co	2,663,224
121,472	*	Box, Inc	2,073,526
88,213	*	Cadence Design Systems, Inc	2,296,184
26,522	*	Care.com, Inc	223,846
14,660	*	CommerceHub, Inc	213,743
15,297	*	Commvault Systems, Inc	751,083
25,139		DST Systems, Inc	2,894,756
194,365		EarthLink Holdings Corp	1,245,880
13,151	*	EPAM Systems, Inc	846,398
140,880		EVERTEC, Inc	2,402,004
38,448	*	FireEye, Inc	520,970
119,525	*	Five9, Inc	1,847,857
17,850	*	Gartner, Inc	1,773,576
27,817	*	Gigamon, Inc	922,134
71,869		Hackett Group, Inc	1,167,871
14,496		Leidos Holdings, Inc	700,447
49,025	*	Manhattan Associates, Inc	2,513,022
8,790		MAXIMUS, Inc	484,681
5,555	*	MoneyGram International, Inc	70,549
55,005		Pegasystems, Inc	2,134,194
20,408	*	Quotient Technology, Inc	217,345
76,604	*	RingCentral, Inc	1,788,703
64

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

37,465	*	Rubicon Project, Inc	$317,329
18,026		Science Applications International Corp	1,467,677
20,690	*	ServiceSource International LLC	109,657
201,557	*	Square, Inc	2,946,762
11,952	*	Stamps.com, Inc	1,452,766
14,060	*	Synopsys, Inc	884,233
30,659	*	TeleNav, Inc	272,865
32,920	*	Unisys Corp	423,022
24,941	*	Workiva, Inc	314,257
49,137	*	Yelp, Inc	2,052,944
		TOTAL SOFTWARE & SERVICES	44,406,581

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
17,624	*	ARRIS International plc	503,694
49,511	*	Arrow Electronics, Inc	3,640,048
11,214		Avnet, Inc	520,778
9,691		Black Box Corp	129,375
65,300		Brocade Communications Systems, Inc	814,291
53,790		CDW Corp	2,770,723
70,078	*	CommScope Holding Co, Inc	2,650,349
45,726		Dolby Laboratories, Inc (Class A)	2,190,733
6,397		EMCORE Corp	57,573
13,881	*	Fabrinet	584,807
18,431	*	Finisar Corp	545,005
36,714	*	Insight Enterprises, Inc	1,363,191
132,925		Jabil Circuit, Inc	3,187,542
7,114	*	Keysight Technologies, Inc	263,716
23,517	*	Quantenna Communications, Inc	442,355
32,695	*	Sanmina Corp	1,273,470
141,861	*	ShoreTel, Inc	985,934
26,773		SYNNEX Corp	3,217,579
50,360	*	Tech Data Corp	4,308,801
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	29,449,964

TELECOMMUNICATION SERVICES - 0.9%
609,386	*,e	Globalstar, Inc	962,830
4,592	*	Hawaiian Telcom Holdco, Inc	114,019
41,400		IDT Corp (Class B)	794,880
95,289		Telephone & Data Systems, Inc	2,920,608
71,546	*	Vonage Holdings Corp	507,261
		TOTAL TELECOMMUNICATION SERVICES	5,299,598

TRANSPORTATION - 2.2%
8,069		Alaska Air Group, Inc	757,034
17,213	*	Atlas Air Worldwide Holdings, Inc	907,986
5,692		Copa Holdings S.A. (Class A)	554,913
64,190	*	Hub Group, Inc (Class A)	2,846,826
47,753	*	JetBlue Airways Corp	936,436
2,180		Marten Transport Ltd	49,813
53,983	*	Radiant Logistics, Inc	198,118
120,728		Skywest, Inc	4,273,771
25,891	*	Swift Transportation Co, Inc	591,092
38,972	*	XPO Logistics, Inc	1,743,607
		TOTAL TRANSPORTATION	12,859,596
65

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES	COMPANY	VALUE

UTILITIES - 3.0%
62,007	Great Plains Energy, Inc	$1,708,293
72,492	MDU Resources Group, Inc	2,127,640
78,066	NRG Yield, Inc (Class A)	1,268,573
8,246	OGE Energy Corp	276,571
6,894	ONE Gas, Inc	445,490
3,988	Unitil Corp	182,531
54,261	Vanguard Small-Cap ETF	7,104,393
48,459	Vectren Corp	2,659,914
28,336	Westar Energy, Inc	1,549,696
	TOTAL UTILITIES	17,323,101

	TOTAL COMMON STOCKS	571,368,957
	(Cost $528,428,068)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$3,000,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	3,000,000
	TOTAL GOVERNMENT AGENCY DEBT			3,000,000

	TOTAL SHORT-TERM INVESTMENTS			3,000,000
	(Cost $3,000,000)
	TOTAL INVESTMENTS - 100.0%			574,368,957
	(Cost $531,428,068)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%			(34,143)
	NET ASSETS - 100.0%			$574,334,814

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,577,766.
66

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
13,314		BorgWarner, Inc	$543,611
16,566		Delphi Automotive plc	1,160,614
1,156,967		Ford Motor Co	14,300,112
66,583		Harley-Davidson, Inc	3,797,894
22,556	*	Modine Manufacturing Co	306,761
36,703	*,e	Tesla Motors, Inc	9,246,587
		TOTAL AUTOMOBILES & COMPONENTS	29,355,579

BANKS - 5.8%
1,736		1st Source Corp	78,311
22,700		Ameris Bancorp	1,023,770
2,719		Arrow Financial Corp	95,981
20,257		Associated Banc-Corp	512,502
36,584		Astoria Financial Corp	691,803
15,244		Bank Mutual Corp	145,580
6,214		Bank of Hawaii Corp	533,845
15,284		Bank of the Ozarks, Inc	838,633
3,518		Banner Corp	197,430
339,486		BB&T Corp	15,680,859
12,593		Berkshire Hills Bancorp, Inc	445,792
14,376		Boston Private Financial Holdings, Inc	237,204
20,496		Brookline Bancorp, Inc	322,812
8,111		Bryn Mawr Bank Corp	324,846
3,985		Camden National Corp	165,298
16,555		Capital Bank Financial Corp	652,267
1,470		Capitol Federal Financial	22,711
17,066		Cardinal Financial Corp	535,190
690		Cathay General Bancorp	25,144
39,308		Centerstate Banks of Florida, Inc	958,722
46,146		CIT Group, Inc	1,900,754
326,909		Citizens Financial Group, Inc	11,824,299
3,672		City Holding Co	239,010
11,338		CoBiz, Inc	198,642
440		Columbia Banking System, Inc	17,494
65,875		Comerica, Inc	4,448,539
292		Commerce Bancshares, Inc	16,507
797		Community Bank System, Inc	46,513
1,572		Community Trust Bancorp, Inc	72,705
3,270		Cullen/Frost Bankers, Inc	292,338
24,167	*	Customers Bancorp, Inc	832,795
3,717		East West Bancorp, Inc	191,202
20,125	*	FCB Financial Holdings, Inc	944,869
10,422		Federal Agricultural Mortgage Corp (Class C)	580,089
57,660		Fifth Third Bancorp	1,504,926
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,049		First Bancorp (NC)	$381,944
16,895		First Commonwealth Financial Corp	238,557
6,744		First Community Bancshares, Inc	196,250
2,352		First Financial Corp	113,719
11,312		First Interstate Bancsystem, Inc	465,489
16,967		First Merchants Corp	650,345
3,844		First Republic Bank	362,605
6,216		Flushing Financial Corp	169,075
1,130		FNB Corp	16,882
540		Glacier Bancorp, Inc	19,186
6,474		Great Southern Bancorp, Inc	324,024
1,279		Hancock Holding Co	58,642
7,158		Hanmi Financial Corp	237,288
13,498		Heartland Financial USA, Inc	631,706
21,749		Heritage Financial Corp	554,599
14,400	*	HomeStreet, Inc	377,280
13,122	*	HomeTrust Bancshares, Inc	324,769
11,260		Hope Bancorp, Inc	235,447
2,618		IBERIABANK Corp	215,069
5,708		Investors Bancorp, Inc	81,910
654,066		Keycorp	11,753,566
14,401		Lakeland Bancorp, Inc	267,139
13,531		Lakeland Financial Corp	601,047
3,075		Live Oak Bancshares, Inc	62,884
92,081		M&T Bank Corp	14,969,608
17,553	*	MGIC Investment Corp	186,939
6,254		National Bank Holdings Corp	203,255
310		NBT Bancorp, Inc	12,629
69,768		New York Community Bancorp, Inc	1,059,776
22,664		Northfield Bancorp, Inc	409,085
19,926		OFG Bancorp	264,019
7,838		Old National Bancorp	139,125
13,091		Opus Bank	266,402
8,836		PacWest Bancorp	489,514
7,104		Peoples Bancorp, Inc	220,579
982		People’s United Financial, Inc	18,413
7,580	*	PHH Corp	110,516
6,391		Pinnacle Financial Partners, Inc	427,238
153,922		PNC Financial Services Group, Inc	18,541,444
71,276		Popular, Inc	3,166,793
12,870		PrivateBancorp, Inc	703,474
21,071		Provident Financial Services, Inc	557,749
178,821		Radian Group, Inc	3,290,306
230,251		Regions Financial Corp	3,317,917
2,803		Republic Bancorp, Inc (Class A)	97,124
3,278		S&T Bancorp, Inc	123,318
4,235		Southside Bancshares, Inc	144,668
6,312		State Bank & Trust Co	166,889
12,826		Stock Yards Bancorp, Inc	574,605
11,029	*	SVB Financial Group	1,899,525
429		TCF Financial Corp	7,443
870	*	Texas Capital Bancshares, Inc	71,775
17,614	*	The Bancorp, Inc	105,508
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,474		TowneBank	$272,863
4,025		Trico Bancshares	148,402
13,511	*	Tristate Capital Holdings, Inc	299,944
350		Trustmark Corp	11,767
2,167		UMB Financial Corp	167,162
650		Umpqua Holdings Corp	11,902
6,031		Union Bankshares Corp	221,700
1,980		United Bankshares, Inc	88,704
11,606		United Financial Bancorp, Inc (New)	209,488
6,092		Univest Corp of Pennsylvania	171,490
399,886		US Bancorp	21,053,998
27,261	*	Walker & Dunlop, Inc	856,268
6,764	*,e	Walter Investment Management Corp	25,703
4,365		Washington Trust Bancorp, Inc	237,893
3,230		Webster Financial Corp	169,640
1,553	e	Westamerica Bancorporation	88,133
13,557	*	Western Alliance Bancorp	669,445
230		Wintrust Financial Corp	16,468
3,911		WSFS Financial Corp	177,168
55,123		Zions Bancorporation	2,325,639
		TOTAL BANKS	143,708,217

CAPITAL GOODS - 7.4%
128,363		3M Co	22,440,420
11,556		A.O. Smith Corp	563,355
954		Acuity Brands, Inc	197,697
8,341		Advanced Drainage Systems, Inc	201,018
180,779		Ametek, Inc	9,237,807
286		Applied Industrial Technologies, Inc	17,289
11,569		Argan, Inc	853,214
46,198		Barnes Group, Inc	2,223,510
46,545		BE Aerospace, Inc	2,861,121
419	*	Beacon Roofing Supply, Inc	18,340
9,760		Briggs & Stratton Corp	211,402
46,759	*	Builders FirstSource, Inc	503,127
121,895		Caterpillar, Inc	11,660,476
3,092		Chicago Bridge & Iron Co NV	102,685
35,835		Cummins, Inc	5,268,103
202,777		Danaher Corp	17,017,046
99,550		Deere & Co	10,656,827
29,707	*	DigitalGlobe, Inc	833,281
27,134		Dover Corp	2,109,668
137,592		Eaton Corp	9,738,762
1,365		EMCOR Group, Inc	95,127
6,232	*	Esterline Technologies Corp	533,771
59,517		Fastenal Co	2,956,805
300	e	GATX Corp	17,346
7,479		Graco, Inc	670,044
245		Granite Construction, Inc	13,752
1,410		H&E Equipment Services, Inc	36,463
17,572		Hexcel Corp	902,322
103,060		Illinois Tool Works, Inc	13,109,232
53,624		Ingersoll-Rand plc	4,255,064
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

249,032		Johnson Controls International plc	$10,952,427
7,798		Kaman Corp	394,033
18,062	*,e	KEYW Holding Corp	180,801
7,720		Lincoln Electric Holdings, Inc	643,616
171,085		Masco Corp	5,637,251
2,279		MSC Industrial Direct Co (Class A)	232,800
3,829	*	MYR Group, Inc	147,302
66,007		Owens Corning, Inc	3,646,887
84,023		Paccar, Inc	5,655,588
13,733		Parker Hannifin Corp	2,020,536
41,937		Pentair plc	2,458,766
95,785	*,e	Plug Power, Inc	101,532
44,063	*	Quanta Services, Inc	1,581,421
37,955		Rockwell Automation, Inc	5,616,960
80,619		Rockwell Collins, Inc	7,316,980
21,428		Roper Industries, Inc	4,110,962
2,611	*	Rush Enterprises, Inc (Class A)	85,510
1,401		Timken Co	62,204
3,116	*	Titan Machinery, Inc	43,032
44,961		TransDigm Group, Inc	9,729,560
21,025		Triton International Ltd	511,748
15,096	*	United Rentals, Inc	1,909,795
5,047	*	Veritiv Corp	282,884
1,480		W.W. Grainger, Inc	373,804
10,000		Wabash National Corp	176,500
1,355	*	WESCO International, Inc	95,799
6,028		Woodward Governor Co	419,790
		TOTAL CAPITAL GOODS	183,693,562

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
540		ABM Industries, Inc	21,811
127,077	*	ACCO Brands Corp	1,620,232
3,343		CEB, Inc	255,572
77,780	*	Copart, Inc	4,413,237
650		Covanta Holding Corp	10,465
5,334		Dun & Bradstreet Corp	654,055
290		Essendant, Inc	6,058
12,240		Exponent, Inc	710,532
4,282		Heidrick & Struggles International, Inc	95,703
6,346		Insperity, Inc	453,739
5,010		Interface, Inc	91,182
1,760		Kelly Services, Inc (Class A)	39,406
5,758		Kimball International, Inc (Class B)	96,331
590		Knoll, Inc	15,405
10,228		Manpower, Inc	976,365
21,053	*,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	82,211
430		Mobile Mini, Inc	13,997
8,831	*	Navigant Consulting, Inc	218,126
970	*	On Assignment, Inc	43,922
6,963		Resources Connection, Inc	116,282
52,605		Robert Half International, Inc	2,475,591
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,160	*	RPX Corp	$45,178
15,156		RR Donnelley & Sons Co	259,925
1,210		Steelcase, Inc (Class A)	20,328
5,080	*	Team, Inc	170,688
10,180		Tetra Tech, Inc	444,866
2,825	*	TriNet Group, Inc	71,840
11,278		Viad Corp	494,540
72,611		Waste Management, Inc	5,046,465
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,964,052

CONSUMER DURABLES & APPAREL - 1.2%
10,992		CalAtlantic Group, Inc	383,291
13,930		Callaway Golf Co	157,827
396		Columbia Sportswear Co	21,530
1,530		CSS Industries, Inc	37,669
490		Ethan Allen Interiors, Inc	14,259
53,158		Hanesbrands, Inc	1,260,376
258		Hasbro, Inc	21,288
2,202	*	Helen of Troy Ltd	205,447
22,739	*	Kate Spade & Co	420,899
67,749		Mattel, Inc	1,775,701
7,028	*	Meritage Homes Corp	258,279
595	*	Michael Kors Holdings Ltd	25,472
3,220	*	Mohawk Industries, Inc	695,005
6,980		Movado Group, Inc	189,507
20,738		Newell Rubbermaid, Inc	981,529
344,482		Nike, Inc (Class B)	18,223,098
397		Pool Corp	41,907
1,614		PVH Corp	151,409
399	*,e	Tempur-Pedic International, Inc	17,157
42,583	*,e	Under Armour, Inc (Class A)	915,109
4,706	*	Unifi, Inc	126,544
54,516		VF Corp	2,806,484
587		Weyco Group, Inc	16,542
3,389		Whirlpool Corp	592,702
		TOTAL CONSUMER DURABLES & APPAREL	29,339,031

CONSUMER SERVICES - 2.7%
4,314	*	American Public Education, Inc	104,830
1,289		Bob Evans Farms, Inc	72,738
4,297	*	Bright Horizons Family Solutions	304,485
7,805		Brinker International, Inc	347,322
8,508		Carriage Services, Inc	220,783
30,118		Choice Hotels International, Inc	1,671,549
33,819		Darden Restaurants, Inc	2,478,256
320		DineEquity, Inc	21,946
1,850		Dunkin Brands Group, Inc	95,959
22,986		Hilton Worldwide Holdings, Inc	1,323,534
23,836		ILG, Inc	451,692
14,275	*	Intrawest Resorts Holdings Inc	294,208
359		Jack in the Box, Inc	38,743
21,024	*	LifeLock, Inc	503,735
124,286		Marriott International, Inc (Class A)	10,514,596
182,563		McDonald’s Corp	22,376,747
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,650	*	Popeyes Louisiana Kitchen, Inc	$1,052,114
20,387		Royal Caribbean Cruises Ltd	1,908,835
38,369		Service Corp International	1,117,689
25,999	*	ServiceMaster Global Holdings, Inc	961,443
9,766		Sonic Corp	243,173
337,600		Starbucks Corp	18,642,272
9,266		Vail Resorts, Inc	1,589,490
		TOTAL CONSUMER SERVICES	66,336,139

DIVERSIFIED FINANCIALS - 6.0%
52,376		Ally Financial, Inc	1,106,181
234,072		American Express Co	17,878,419
1,075		Ameriprise Financial, Inc	120,690
616,689		Annaly Capital Management, Inc	6,302,562
50,429		Apollo Commercial Real Estate Finance, Inc	877,969
350,453		Bank of New York Mellon Corp	15,675,763
26,990		BlackRock, Inc	10,093,720
430		CBOE Holdings, Inc	34,237
312,825		Charles Schwab Corp	12,900,903
22,014		Chimera Investment Corp	388,107
124,077		CME Group, Inc	15,023,243
280		Cohen & Steers, Inc	9,769
5,881	*,e	Credit Acceptance Corp	1,207,252
31,021		CYS Investments, Inc	234,829
182,870		Discover Financial Services	12,669,234
19,736		Dynex Capital, Inc	131,836
4,411	*,e	Encore Capital Group, Inc	136,520
2,390		Factset Research Systems, Inc	413,590
77,683		Franklin Resources, Inc	3,087,122
9,333	*	Green Dot Corp	250,124
214,820		IntercontinentalExchange Group, Inc	12,536,895
165,102		Invesco Ltd	4,774,750
4,700		Invesco Mortgage Capital, Inc	68,479
19,343	*	iStar Financial, Inc	217,028
24,238		Legg Mason, Inc	768,102
29,667		NASDAQ OMX Group, Inc	2,092,710
12,294		Nelnet, Inc (Class A)	602,775
119,931		Northern Trust Corp	9,949,476
25,983	*	On Deck Capital, Inc	130,694
8,008	*	Pico Holdings, Inc	114,114
17,758		Resource Capital Corp	145,971
31,538		S&P Global, Inc	3,790,237
3,216	*	Safeguard Scientifics, Inc	38,753
123,600		State Street Corp	9,418,320
52,574		T Rowe Price Group, Inc	3,545,591
3,000		TD Ameritrade Holding Corp	138,450
25,591		Voya Financial, Inc	1,029,270
19,340	e	WisdomTree Investments, Inc	199,202
		TOTAL DIVERSIFIED FINANCIALS	148,102,887

ENERGY - 6.4%
11,066		Alon USA Energy, Inc	124,603
33,451	*	Antero Resources Corp	816,539
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

43,205		Apache Corp	$2,584,523
38,878		Archrock, Inc	567,619
37,283	*,e	Atwood Oceanics, Inc	453,361
89,631		Baker Hughes, Inc	5,653,923
20,519		Bristow Group, Inc	362,366
13,748	*,e	CARBO Ceramics, Inc	195,222
78,257	*	Cheniere Energy, Inc	3,728,946
1,276		Cimarex Energy Co	172,528
97,571	*	Clean Energy Fuels Corp	252,709
10,655	*	Concho Resources, Inc	1,485,733
185,845		ConocoPhillips	9,061,802
49,772	*	Continental Resources, Inc	2,416,928
7,460		Delek US Holdings, Inc	167,104
142,795	*	Devon Energy Corp	6,502,884
1,150	*	Energen Corp	61,973
91,046		EOG Resources, Inc	9,248,453
35,229		EQT Corp	2,135,934
16,785	*	Exterran Corp	520,671
37,052	*	Fairmount Santrol Holdings, Inc	463,891
20,460		Green Plains Renewable Energy, Inc	460,350
14,283	*	Helix Energy Solutions Group, Inc	121,120
75,067		Hess Corp	4,067,130
365,490		Kinder Morgan, Inc	8,165,047
215,752		Marathon Oil Corp	3,613,846
101,682		Marathon Petroleum Corp	4,885,820
14,654	*	Matrix Service Co	328,250
167,615		National Oilwell Varco, Inc	6,337,523
10,506	*	Natural Gas Services Group, Inc	301,522
58,596	*	Newpark Resources, Inc	442,400
99,937		Noble Energy, Inc	3,973,495
3,520	*	Oasis Petroleum, Inc	49,773
177,330		Occidental Petroleum Corp	12,017,654
458		Oceaneering International, Inc	12,755
422	*	Oil States International, Inc	16,669
45,345		Oneok, Inc	2,498,963
74,453	*	Parker Drilling Co	189,855
4,952		PBF Energy, Inc	114,837
8,658	*	PDC Energy, Inc	640,172
131,450		Phillips 66	10,728,949
24,848		Pioneer Natural Resources Co	4,478,355
1,928		Range Resources Corp	62,351
31,821	*	Renewable Energy Group, Inc	276,843
2,148	*	RigNet, Inc	42,423
92,093	*	Rowan Cos plc	1,650,307
176,470		Schlumberger Ltd	14,772,304
79	*	SEACOR Holdings, Inc	5,812
26,088		SM Energy Co	795,945
40,480	*	Southwestern Energy Co	364,725
222,668		Spectra Energy Corp	9,274,122
31,883		Superior Energy Services	563,373
6,235		Tesco Corp	53,621
16,701		Tesoro Corp	1,350,276
55,643	*	Tetra Technologies, Inc	275,989
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,405	*	Unit Corp	$634,530
22,379		US Silica Holdings Inc	1,323,494
90,816		Valero Energy Corp	5,972,060
406,093	*	Weatherford International Ltd	2,115,745
45,494		Western Refining, Inc	1,592,745
183,839		Williams Cos, Inc	5,301,917
		TOTAL ENERGY	156,850,779

FOOD & STAPLES RETAILING - 0.6%
35,243		Casey’s General Stores, Inc	4,049,421
11,911	*	Chefs’ Warehouse Holdings, Inc	198,914
12,822	*,e	Natural Grocers by Vitamin C	162,070
10,211		Pricesmart, Inc	864,872
16,191		Spartan Stores, Inc	612,991
86,145	*	Sprouts Farmers Market, Inc	1,608,327
28,329	*	United Natural Foods, Inc	1,294,635
5,906		Weis Markets, Inc	351,053
195,147		Whole Foods Market, Inc	5,897,342
		TOTAL FOOD & STAPLES RETAILING	15,039,625

FOOD, BEVERAGE & TOBACCO - 5.1%
17,386		Bunge Ltd	1,203,285
78,583		Campbell Soup Co	4,890,220
629,346		Coca-Cola Co	26,161,913
5,840	*	Darling International, Inc	70,080
78,897		Dr Pepper Snapple Group, Inc	7,195,406
4,635		Flowers Foods, Inc	93,210
229,108		General Mills, Inc	14,314,668
3,800	*	Hain Celestial Group, Inc	150,328
70,402		Hormel Foods Corp	2,555,593
118,265		Kellogg Co	8,599,048
192,674		Kraft Heinz Co	17,203,861
4,569	*	Landec Corp	57,569
6,572		McCormick & Co, Inc	627,955
27,407		Mead Johnson Nutrition Co	1,931,097
273,023		Mondelez International, Inc	12,089,459
29,251	*	Omega Protein Corp	729,813
267,146		PepsiCo, Inc	27,724,412
3,091	*	Seneca Foods Corp	110,812
674	*	TreeHouse Foods, Inc	51,143
		TOTAL FOOD, BEVERAGE & TOBACCO	125,759,872

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
4,035		Abaxis, Inc	205,603
4,025	*	Abiomed, Inc	428,139
14,457	*	Acadia Healthcare Co, Inc	554,715
589		Aceto Corp	11,244
7,035	*	Air Methods Corp	251,149
32,109	*	Alere, Inc	1,188,033
26,921	*	Amedisys, Inc	1,233,520
87,979		AmerisourceBergen Corp	7,678,807
21,087	*	AMN Healthcare Services, Inc	755,969
5,424		Analogic Corp	421,174
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,017	*	Angiodynamics, Inc	$241,699
82,164		Anthem, Inc	12,664,759
31,724	*	athenahealth, Inc	3,996,907
18,911	*	AtriCure, Inc	307,682
86,580		Becton Dickinson & Co	15,349,768
30,852	*	Brookdale Senior Living, Inc	461,854
20,471	*	Capital Senior Living Corp	341,252
142,328		Cardinal Health, Inc	10,668,907
34,993	*	Centene Corp	2,214,007
54,341	*	Cerus Corp	231,493
3,151		Chemed Corp	523,350
70,208		Cigna Corp	10,265,814
8,003	e	Computer Programs & Systems, Inc	180,868
4,329	*	Corvel Corp	166,017
31,370		Dentsply Sirona, Inc	1,778,679
1,590	*	Diplomat Pharmacy, Inc	21,847
67,794	*	Edwards Lifesciences Corp	6,524,495
16,580	*	Envision Healthcare Corp	1,127,440
26,220	*	GenMark Diagnostics, Inc	318,049
300	*	Haemonetics Corp	11,958
3,802	*	HealthStream, Inc	87,294
3,584	*	Henry Schein, Inc	572,938
2,640	*	HMS Holdings Corp	47,942
43,174	*	Hologic, Inc	1,749,842
38,428		Humana, Inc	7,627,958
1,539	*	Integer Holding Corp	49,864
18,008	*	Laboratory Corp of America Holdings	2,416,854
5,385		Landauer, Inc	276,520
15,190	*	LHC Group, Inc	761,475
21,680	*	LifePoint Hospitals, Inc	1,286,708
1,635	*	Magellan Health Services, Inc	122,543
9,720	*	Medidata Solutions, Inc	481,529
26,417	*	Merit Medical Systems, Inc	670,992
18,591	*	Molina Healthcare, Inc	1,054,481
11,035	*	NxStage Medical, Inc	296,841
25,565	*	Omnicell, Inc	917,783
37,310	*	OraSure Technologies, Inc	329,074
10,906		Patterson Cos, Inc	453,799
21,433	*	PharMerica Corp	531,538
1,887	*	Premier, Inc	60,120
14,487	*	Providence Service Corp	559,923
1,816	*	Quality Systems, Inc	27,258
5,122	*	Quidel Corp	97,216
25,215		Resmed, Inc	1,703,021
14,148	*	Select Medical Holdings Corp	176,143
7,472	*	Spectranetics Corp	193,151
9,466	*	Staar Surgical Co	93,713
8,077	*	Surgical Care Affiliates, Inc	456,350
3,870	*	Team Health Holdings, Inc	168,190
20,417	*	Tivity Health, Inc	523,696
22,393	*	Triple-S Management Corp (Class B)	427,930
17,940		Universal American Corp	178,324
8,920		US Physical Therapy, Inc	625,738
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

500	*	Varian Medical Systems, Inc	$38,825
12,420	*	Vascular Solutions, Inc	694,899
14,899	*	VCA Antech, Inc	1,349,849
18,508	*	Vocera Communications, Inc	384,041
6,388	*	Wright Medical Group NV	160,850
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	107,780,410

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
2,378		Clorox Co	285,360
199,846		Colgate-Palmolive Co	12,906,055
51,678		Estee Lauder Cos (Class A)	4,196,770
40,204		Kimberly-Clark Corp	4,869,910
8,499		Natural Health Trends Corp	213,155
391,531		Procter & Gamble Co	34,298,116
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	56,769,366

INSURANCE - 4.0%
150,329		Aflac, Inc	10,521,527
22,881		Allstate Corp	1,720,880
96,956		American International Group, Inc	6,230,393
5,145		Arthur J. Gallagher & Co	276,955
32,636		Aspen Insurance Holdings Ltd	1,840,670
8,868		Axis Capital Holdings Ltd	567,641
136,533		Chubb Ltd	17,952,724
476		Employers Holdings, Inc	17,350
290	*	Enstar Group Ltd	56,159
3,280		First American Financial Corp	123,262
111,278		Hartford Financial Services Group, Inc	5,420,351
400		Kemper Corp	17,280
26,627		Loews Corp	1,240,286
98,755		Marsh & McLennan Cos, Inc	6,717,315
46,413		Principal Financial Group	2,649,718
243,434		Progressive Corp	9,114,169
156,152		Prudential Financial, Inc	16,413,137
200		Reinsurance Group of America, Inc (Class A)	25,094
10,711		RenaissanceRe Holdings Ltd	1,460,124
13,769		Stewart Information Services Corp	601,430
128,444		Travelers Cos, Inc	15,128,134
		TOTAL INSURANCE	98,094,599

MATERIALS - 3.7%
61,203		Air Products & Chemicals, Inc	8,553,731
3,402		Albemarle Corp	315,161
7,701		Aptargroup, Inc	561,942
11,035		Avery Dennison Corp	805,776
23,667		Ball Corp	1,804,845
791		Bemis Co, Inc	38,538
2,310		Carpenter Technology Corp	92,446
17,130		Celanese Corp (Series A)	1,445,772
31,721	*	Century Aluminum Co	488,503
1,826	*	Clearwater Paper Corp	114,855
46,693		Commercial Metals Co	953,938
4,705		Compass Minerals International, Inc	393,338
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,217		Eastman Chemical Co	$1,101,818
122,126		Ecolab, Inc	14,670,996
2,950	*	Ferro Corp	41,713
12,034	*,e	Flotek Industries, Inc	127,199
17,798		H.B. Fuller Co	878,687
1,039		Hawkins, Inc	55,742
7,648		Innophos Holdings, Inc	371,999
3,111		International Flavors & Fragrances, Inc	364,640
99,782		International Paper Co	5,647,661
510	*	Kraton Polymers LLC	13,699
22,260	*	Louisiana-Pacific Corp	425,834
81,709		LyondellBasell Industries AF S.C.A	7,620,998
14,012		Minerals Technologies, Inc	1,123,062
45,313		Mosaic Co	1,421,469
420		Neenah Paper, Inc	34,503
205,346		Nucor Corp	11,928,549
3,500		PolyOne Corp	119,385
7,823		PPG Industries, Inc	782,378
118,223		Praxair, Inc	14,002,332
274		Quaker Chemical Corp	35,209
2,337		Reliance Steel & Aluminum Co	186,142
55,648		Royal Gold, Inc	4,016,116
4,126		Schnitzer Steel Industries, Inc (Class A)	97,580
6,530		Sealed Air Corp	316,705
15,560		Sherwin-Williams Co	4,727,284
28,446	*	Stillwater Mining Co	483,582
16,409		Trinseo S.A.	1,062,483
13,175	*	US Concrete, Inc	862,963
67,182		WestRock Co	3,584,832
16,207	*	Worthington Industries, Inc	774,533
		TOTAL MATERIALS	92,448,938

MEDIA - 3.3%
711		Cable One, Inc	449,622
57,733	*	Charter Communications, Inc	18,702,605
8,053		Cinemark Holdings, Inc	342,252
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	201,267
146,657	*	Discovery Communications, Inc (Class A)	4,157,726
197,556	*	Discovery Communications, Inc (Class C)	5,474,277
17,913		Entercom Communications Corp (Class A)	254,365
58,359		Entravision Communications Corp (Class A)	315,139
3,930	*	Gray Television, Inc	46,570
2,205		John Wiley & Sons, Inc (Class A)	121,496
58,591		New York Times Co (Class A)	790,978
320		Scholastic Corp	14,650
7,424		Scripps Networks Interactive (Class A)	565,412
23,476		Sinclair Broadcast Group, Inc (Class A)	792,315
200,836		Time Warner, Inc	19,450,967
280,276		Walt Disney Co	31,012,539
		TOTAL MEDIA	82,692,180

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
24,718	*	Acadia Pharmaceuticals, Inc	854,996
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

150,551		Agilent Technologies, Inc	$7,372,482
56,815	*	Akorn, Inc	1,085,166
55,485	*	Alexion Pharmaceuticals, Inc	7,250,780
106,134		Amgen, Inc	16,629,075
52,762	*	Ariad Pharmaceuticals, Inc	1,256,791
31,596	*	Biogen Idec, Inc	8,759,675
38,322	*	BioMarin Pharmaceutical, Inc	3,358,157
11,927	*	Bluebird Bio, Inc	888,561
369,106		Bristol-Myers Squibb Co	18,145,251
17,898	*	Cambrex Corp	938,750
137,580	*	Celgene Corp	15,979,917
22,795	*	Cempra, Inc	71,804
51,681	*	Depomed, Inc	934,909
203,011		Gilead Sciences, Inc	14,708,147
17,165	*,e	Immunomedics, Inc	77,242
42,863	*,e	Inovio Pharmaceuticals, Inc	282,896
18,561	*	Intersect ENT, Inc	250,574
14,045	*	Intra-Cellular Therapies, Inc	202,810
13,244	*	Ironwood Pharmaceuticals, Inc	190,449
391,480		Johnson & Johnson	44,335,110
4,223	*,e	Kite Pharma, Inc	215,246
462,847		Merck & Co, Inc	28,691,885
870	*	Mettler-Toledo International, Inc	371,168
42,183	*,e	MiMedx Group, Inc	340,839
65,348	*	Nektar Therapeutics	791,364
89,462	*,e	Opko Health, Inc	777,425
57,915	*	Prestige Brands Holdings, Inc	3,055,595
12,443	*	Prothena Corp plc	609,209
9,644	*	Quintiles Transnational Holdings, Inc	756,958
47,907	*	Sangamo Biosciences, Inc	167,675
6,729	*	Sarepta Therapeutics, Inc	209,003
25,577	*	Sucampo Pharmaceuticals, Inc (Class A)	285,184
4,821	*	TESARO, Inc	785,052
8,756	*	Theravance Biopharma, Inc	262,330
99,270		Thermo Fisher Scientific, Inc	15,127,755
54,789	*	Vertex Pharmaceuticals, Inc	4,704,731
4,374	*	Waters Corp	619,577
167,218		Zoetis, Inc	9,186,957
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	210,531,495

REAL ESTATE - 4.5%
11,117	*,e	Altisource Portfolio Solutions S.A.	316,834
16,557		American Campus Communities, Inc	805,001
143,057		American Tower Corp	14,806,400
20,031		AvalonBay Communities, Inc	3,471,573
48,024		Boston Properties, Inc	6,286,342
9,688		Brixmor Property Group, Inc	233,771
55,708	*	CBRE Group, Inc	1,691,295
17,160		Coresite Realty	1,477,991
138,457		Crown Castle International Corp	12,160,678
2,518		Digital Realty Trust, Inc	271,012
8,358		Douglas Emmett, Inc	316,267
58,576		Duke Realty Corp	1,425,154
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

19,598		Easterly Government Properties, Inc	$386,081
20,981		Equinix, Inc	8,077,265
515		Equity One, Inc	16,063
73,501		Equity Residential	4,466,656
4,464		Essex Property Trust, Inc	1,001,275
3,961		Federal Realty Investment Trust	556,243
33,420		First Industrial Realty Trust, Inc	863,907
1,693		Forest City Realty Trust, Inc	38,329
540		Franklin Street Properties Corp	6,885
204,267		HCP, Inc	6,193,375
74,061		Healthcare Realty Trust, Inc	2,237,383
108,968		Host Marriott Corp	1,969,052
50,982		Iron Mountain, Inc	1,825,156
8		Jones Lang LaSalle, Inc	824
266		Kilroy Realty Corp	19,910
15,135		Liberty Property Trust	581,033
20,078		Macerich Co	1,379,158
5,060		Mid-America Apartment Communities, Inc	480,447
17,343		NorthStar Realty Europe Corp	208,289
540		Piedmont Office Realty Trust, Inc	11,729
129,304		Prologis, Inc	6,316,500
140		PS Business Parks, Inc	15,686
2,009		RMR Group, Inc	96,030
12,095		Ryman Hospitality Properties	739,972
8,006		Senior Housing Properties Trust	152,514
86,232		Simon Property Group, Inc	15,846,855
10,081		Tier REIT, Inc	183,575
6,263		UDR, Inc	218,892
41,994		Ventas, Inc	2,589,770
55,605		Vornado Realty Trust	5,911,368
297		Washington REIT	9,341
75,037		Welltower, Inc	4,974,953
14,848		Weyerhaeuser Co	465,188
		TOTAL REAL ESTATE	111,102,022

RETAILING - 4.2%
40,838	*	1-800-FLOWERS.COM, Inc (Class A)	367,542
2,432		Aaron’s, Inc	75,246
3,737		Advance Auto Parts, Inc	613,765
50,729		American Eagle Outfitters, Inc	766,515
15,901	*	AutoZone, Inc	11,527,907
79,998		Bed Bath & Beyond, Inc	3,227,919
53,182		Best Buy Co, Inc	2,367,663
21,529		Big 5 Sporting Goods Corp	331,547
9,668		Blue Nile, Inc	393,584
250	e	Buckle, Inc	5,287
16,603	*	Cabela’s, Inc	927,942
37,531	*	Carmax, Inc	2,503,693
9		Chico’s FAS, Inc	121
109,981		Dollar General Corp	8,118,797
13,497		DSW, Inc (Class A)	285,597
42,985	*	Etsy, Inc	542,041
1,820		Finish Line, Inc (Class A)	31,304
79

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,625		Foot Locker, Inc	$385,537
7,586	*	Francesca’s Holdings Corp	132,300
26,852	*	FTD Cos, Inc	617,059
108,459		Gap, Inc	2,497,811
8,830		GNC Holdings, Inc	78,322
306,034	*	Groupon, Inc	1,055,817
18,815		Haverty Furniture Cos, Inc	410,167
19,067		HSN, Inc	672,112
15,620		Kirkland’s, Inc	216,806
93,965		Kohl’s Corp	3,742,626
9,203	*,e	Lands’ End, Inc	141,266
7,610	*	LKQ Corp	242,835
252,402		Lowe’s Companies, Inc	18,445,538
4,455	*	MarineMax, Inc	95,560
114,553	*	NetFlix, Inc	16,118,753
26,766		Nordstrom, Inc	1,183,593
26,034		Nutri/System, Inc	860,424
96,086		Office Depot, Inc	427,583
11,877	*	Overstock.com, Inc	197,158
28,736		PetMed Express, Inc	608,916
12,005		Pier 1 Imports, Inc	87,276
141,284		Ross Stores, Inc	9,340,285
5,448	*	Sally Beauty Holdings, Inc	129,662
12,547		Shoe Carnival, Inc	320,827
39,901	*	Shutterfly, Inc	2,048,118
1,762		Signet Jewelers Ltd	136,855
226,633		Staples, Inc	2,085,024
23,591		Stein Mart, Inc	86,343
6,435		Tiffany & Co	506,563
15,754		Tractor Supply Co	1,160,597
17,401	*	Ulta Salon Cosmetics & Fragrance, Inc	4,737,944
17,585	*	Vitamin Shoppe, Inc	380,715
35,425	*,e	Wayfair, Inc	1,472,263
7,516		Williams-Sonoma, Inc	362,346
860		Winmark Corp	95,245
		TOTAL RETAILING	103,166,716

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
48,054	*	Advanced Micro Devices, Inc	498,320
43,692		Analog Devices, Inc	3,274,279
358,811		Applied Materials, Inc	12,289,277
11,151	*	Cirrus Logic, Inc	672,628
24,001	*	Integrated Device Technology, Inc	604,585
794,923		Intel Corp	29,269,065
8,578		Lam Research Corp	985,269
103,772		Nvidia Corp	11,329,827
217,373	*	ON Semiconductor Corp	2,895,409
43,222		Skyworks Solutions, Inc	3,965,186
35,399	*,e	SunPower Corp	235,049
260,928		Texas Instruments, Inc	19,710,501
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	85,729,395
80

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 13.0%
159,690		Accenture plc	$18,183,900
25,826	*	Actua Corp	369,312
38,046	*	Alphabet, Inc (Class A)	31,204,949
38,541	*	Alphabet, Inc (Class C)	30,709,083
40,003	*	Angie’s List, Inc	250,819
687	*	Aspen Technology, Inc	36,487
33,711	*	Autodesk, Inc	2,742,053
114,577		Automatic Data Processing, Inc	11,571,131
14,362	*	Black Knight Financial Services, Inc	523,495
12,432		Blackbaud, Inc	815,664
26,141		Booz Allen Hamilton Holding Co	884,089
92,122		CA, Inc	2,880,655
4,684	*	Cimpress NV	395,283
16,964	*	Citrix Systems, Inc	1,546,947
229,143	*	Cognizant Technology Solutions Corp (Class A)	12,050,630
34,741	*	comScore, Inc	1,165,561
11,169		Convergys Corp	277,215
18,210		CSG Systems International, Inc	881,364
9,622		CSRA, Inc	298,474
6,960	*	DHI Group, Inc	39,672
17,864	*	Ellie Mae, Inc	1,478,067
6,786	*	ExlService Holdings, Inc	311,817
96,088	*,e	Glu Mobile, Inc	221,002
162,509		International Business Machines Corp	28,361,071
55,388		Intuit, Inc	6,567,909
42,111		j2 Global, Inc	3,529,323
14,246		Jack Henry & Associates, Inc	1,279,006
23,371		LogMeIn, Inc	2,526,405
15,422	*	Manhattan Associates, Inc	790,532
211,555		MasterCard, Inc (Class A)	22,494,643
891,461		Microsoft Corp	57,632,954
10,078	*	NeuStar, Inc (Class A)	334,590
20,573	*	New Relic, Inc	744,743
578,386		Oracle Corp	23,199,062
29,033	*	Perficient, Inc	514,755
27,258	*	Qualys, Inc	978,562
80,699	*	Quotient Technology, Inc	859,444
33,009	*	RetailMeNot, Inc	298,731
24,564	*	RingCentral, Inc	573,569
207,668	*	salesforce.com, Inc	16,426,539
72,051	*	ServiceSource International LLC	381,870
14,735	*	SPS Commerce, Inc	1,016,715
24,141	*	Sykes Enterprises, Inc	674,258
167,300		Symantec Corp	4,609,115
3,876		Syntel, Inc	81,629
6,951	*	Tangoe, Inc	50,603
8,168	*	Teradata Corp	239,812
2,916	*	TiVo Corp	55,112
16,783	*	Tyler Technologies, Inc	2,450,654
9,913	*	Ultimate Software Group, Inc	1,919,752
4,890	*,e	Unisys Corp	62,836
5,290	*	Vasco Data Security International	80,408
38,231	*	Website Pros, Inc	724,477
81

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

55,836	*	Workday, Inc	$4,639,413
800,820		Xerox Corp	5,549,683
299,285	*	Yahoo!, Inc	13,189,490
		TOTAL SOFTWARE & SERVICES	321,675,334

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
1,610		Adtran, Inc	35,259
11,247	*	Arista Networks, Inc	1,057,218
4,709		Badger Meter, Inc	181,532
1,070		Belden CDT, Inc	81,823
34,101	*	Benchmark Electronics, Inc	1,043,490
7,451	*	Calix, Inc	53,647
887,467		Cisco Systems, Inc	27,262,986
11,404		Cognex Corp	770,454
5,078	*	Coherent, Inc	800,953
165,265		Corning, Inc	4,377,870
37,033	*	Cray, Inc	635,116
6,785		Daktronics, Inc	68,936
30,626		Dolby Laboratories, Inc (Class A)	1,467,292
19,747	*	Fabrinet	831,941
3,097	*	FARO Technologies, Inc	114,899
40,091	*	Finisar Corp	1,185,491
335,493		Hewlett Packard Enterprise Co	7,608,981
537,408		HP, Inc	8,087,990
2,970	*	Insight Enterprises, Inc	110,276
182		InterDigital, Inc	16,999
11,694	*	IPG Photonics Corp	1,344,693
10,490	*	Itron, Inc	647,233
50,449		Jabil Circuit, Inc	1,209,767
15,930	*	Keysight Technologies, Inc	590,525
17,293	*	Kimball Electronics, Inc	295,710
4,387		Littelfuse, Inc	691,874
6,814		Methode Electronics, Inc	286,529
75,484		Motorola, Inc	6,092,314
417		National Instruments Corp	13,102
12,061	*	Netgear, Inc	686,271
12,047	*	Novanta, Inc	269,250
500	*	OSI Systems, Inc	37,335
281	*	Plexus Corp	15,258
5,513	*	Rogers Corp	440,764
9,844	*	Sanmina Corp	383,424
15,473	*	Scansource, Inc	611,957
27,291	*	Sonus Networks, Inc	174,116
22,364	*	Super Micro Computer, Inc	591,528
8,554		SYNNEX Corp	1,028,020
11,298	*	Tech Data Corp	966,657
25,198	*	Trimble Navigation Ltd	746,365
33,337	*	TTM Technologies, Inc	494,388
12,928	*	Universal Display Corp	853,248
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	74,263,481

TELECOMMUNICATION SERVICES - 2.1%
35,353	*	Boingo Wireless, Inc	413,630
82

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

345,880		CenturyTel, Inc	$8,944,457
2,650		Consolidated Communications Holdings, Inc	69,721
3,579	*	Fairpoint Communications, Inc	66,212
45,187	e	Frontier Communications Corp	157,703
16,965	*	General Communication, Inc (Class A)	341,336
3,026		IDT Corp (Class B)	58,099
67,259	*,e	Iridium Communications, Inc	679,316
34,387	*	Level 3 Communications, Inc	2,044,651
7,156	*	Lumos Networks Corp	110,703
3,542	*	SBA Communications Corp	372,831
564,003	*	Sprint Corp	5,205,748
668,820		Verizon Communications, Inc	32,778,868
		TOTAL TELECOMMUNICATION SERVICES	51,243,275

TRANSPORTATION - 2.8%
158		Allegiant Travel Co	27,176
310		Arkansas Best Corp	9,796
30,615	*	Avis Budget Group, Inc	1,139,490
490		CH Robinson Worldwide, Inc	37,270
197,780		CSX Corp	9,175,014
152,360		Delta Air Lines, Inc	7,197,486
4,220	*	Echo Global Logistics, Inc	100,225
8		Expeditors International of Washington, Inc	417
200	*	Hertz Global Holdings, Inc	4,194
180		Landstar System, Inc	15,228
61,462		Norfolk Southern Corp	7,219,327
9		Ryder System, Inc	698
179,530		Southwest Airlines Co	9,391,214
151,075		Union Pacific Corp	16,101,573
172,928		United Parcel Service, Inc (Class B)	18,871,633
33,910	*	Wesco Aircraft Holdings, Inc	513,737
		TOTAL TRANSPORTATION	69,804,478

UTILITIES - 3.3%
12,632		American Water Works Co, Inc	927,694
91,114		Centerpoint Energy, Inc	2,388,098
180,018		Consolidated Edison, Inc	13,384,338
134,463		Dominion Resources, Inc	10,256,838
25,001		Edison International	1,822,073
147,546		Eversource Energy	8,162,245
13,718		New Jersey Resources Corp	517,169
820		Northwest Natural Gas Co	48,298
290		Ormat Technologies, Inc	15,573
8,480		Pinnacle West Capital Corp	658,302
43,640		Public Service Enterprise Group, Inc	1,931,070
97,254		Sempra Energy	9,957,837
37,448		South Jersey Industries, Inc	1,235,784
275,957		Southern Co	13,640,554
143,732		WEC Energy Group, Inc	8,487,375
14,518		WGL Holdings, Inc	1,189,605
161,548		Xcel Energy, Inc	6,675,163
		TOTAL UTILITIES	81,298,016

		TOTAL COMMON STOCKS	2,463,749,448
		(Cost $1,734,815,961)
83

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
$7,100,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	$7,100,000
		TOTAL GOVERNMENT AGENCY DEBT			7,100,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
TREASURY DEBT - 0.4%
10,000,000	c	United States Treasury Bill	0.465-0.506	02/09/17	9,998,921
		TOTAL TREASURY DEBT			9,998,921
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			9,998,921

		TOTAL SHORT-TERM INVESTMENTS			17,098,921
		(Cost $17,098,921)
		TOTAL INVESTMENTS - 100.5%			2,480,848,369
		(Cost $1,751,914,882)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(11,848,188)
		NET ASSETS - 100.0%			$2,469,000,181

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,483,848.
m	Indicates a security that has been deemed illiquid.
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.3%

AUTOMOBILES & COMPONENTS - 1.2%
30,922		Ford Motor Co	$382,196
1,178	*	Tesla Motors, Inc	296,773
		TOTAL AUTOMOBILES & COMPONENTS	678,969
BANKS - 6.0%
148		Arrow Financial Corp	5,224
858		Astoria Financial Corp	16,225
572		Bank Mutual Corp	5,463
189		Banner Corp	10,607
8,023		BB&T Corp	370,582
374		Berkshire Hills Bancorp, Inc	13,240
233		Bryn Mawr Bank Corp	9,332
183		Camden National Corp	7,591
647		Centerstate Banks of Florida, Inc	15,780
2,176		CIT Group, Inc	89,629
7,703		Citizens Financial Group, Inc	278,617
470		CoBiz, Inc	8,234
2,235		Comerica, Inc	150,930
296	*	Customers Bancorp, Inc	10,200
129		Federal Agricultural Mortgage Corp (Class C)	7,180
456		Fifth Third Bancorp	11,902
227		First Bancorp (NC)	6,644
379		First Commonwealth Financial Corp	5,351
122		First Financial Corp	5,899
282		First Republic Bank	26,601
31		Hanmi Financial Corp	1,028
307	*	HomeStreet, Inc	8,043
236	*	HomeTrust Bancshares, Inc	5,841
7,910		Keycorp	142,143
483		Lakeland Bancorp, Inc	8,960
611		LegacyTexas Financial Group, Inc	25,247
262		Live Oak Bancshares, Inc	5,358
2,161		M&T Bank Corp	351,314
940	*	MGIC Investment Corp	10,011
367		National Bank Holdings Corp	11,927
7,146		New York Community Bancorp, Inc	108,548
511		Northfield Bancorp, Inc	9,224
596		OFG Bancorp	7,897
230		Opus Bank	4,680
1,724		PacWest Bancorp	95,510
215		Peoples Bancorp, Inc	6,676
742	*	PHH Corp	10,818
3,620		PNC Financial Services Group, Inc	436,065
1,386		Popular, Inc	61,580
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

18,523		Regions Financial Corp	$266,916
288		Southside Bancshares, Inc	9,838
752	*	SVB Financial Group	129,517
589	*	Texas Capital Bancshares, Inc	48,592
706		TFS Financial Corp	12,348
630	*	The Bancorp, Inc	3,774
283		Trico Bancshares	10,434
262	*	Tristate Capital Holdings, Inc	5,816
47		Union Bankshares Corp	1,728
609		United Financial Bancorp, Inc (New)	10,992
9,496		US Bancorp	499,964
337	*	Walter Investment Management Corp	1,281
2,925		Zions Bancorporation	123,406
		TOTAL BANKS	3,490,707

CAPITAL GOODS - 9.5%
3,089		3M Co	540,019
490		Acuity Brands, Inc	101,543
107		AGCO Corp	6,720
1,376		Air Lease Corp	50,059
1,675		Ametek, Inc	85,593
185		Argan, Inc	13,644
1,484		BE Aerospace, Inc	91,221
1,123	*	Builders FirstSource, Inc	12,083
895		Carlisle Cos, Inc	97,653
4,357		Caterpillar, Inc	416,791
402	*	Chart Industries, Inc	15,594
1,566		Chicago Bridge & Iron Co NV	52,007
1,022		Cummins, Inc	150,244
5,065		Danaher Corp	425,055
3,460		Deere & Co	370,393
846	*	DigitalGlobe, Inc	23,730
93		Dover Corp	7,231
179	*	DXP Enterprises, Inc	6,770
5,193		Eaton Corp	367,561
522		EMCOR Group, Inc	36,378
409	*	Esterline Technologies Corp	35,031
517		Granite Construction, Inc	29,019
407		H&E Equipment Services, Inc	10,525
1,318		Hexcel Corp	67,679
2,981		Illinois Tool Works, Inc	379,183
1,078		Ingersoll-Rand plc	85,539
8,818		Johnson Controls International plc	387,816
361		Kaman Corp	18,241
984		Kennametal, Inc	35,168
406	*	KEYW Holding Corp	4,064
3,400		Masco Corp	112,030
1,185	*	Meritor, Inc	17,100
227	*	MYR Group, Inc	8,733
668	*	Navistar International Corp	18,216
1,533	*	NOW, Inc	32,592
1,726		Owens Corning, Inc	95,362
1,089		Parker Hannifin Corp	160,225
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

735		Pentair plc	$43,093
2,566	*	Plug Power, Inc	2,720
2,189	*	Quanta Services, Inc	78,563
1,880		Rockwell Collins, Inc	170,629
1,325		Roper Industries, Inc	254,201
417		Snap-On, Inc	75,698
245	*	Titan Machinery, Inc	3,383
745		TransDigm Group, Inc	161,218
546		Triton International Ltd	13,290
1,283	*	United Rentals, Inc	162,312
107	*	Veritiv Corp	5,997
357		W.W. Grainger, Inc	90,167
928		Wabash National Corp	16,379
14		Woodward Governor Co	975
1,197		Xylem, Inc	59,024
		TOTAL CAPITAL GOODS	5,504,461

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
590	*	Advisory Board Co	26,845
1,145	*	Copart, Inc	64,967
260		Heidrick & Struggles International, Inc	5,811
81		Insperity, Inc	5,792
7		Kforce, Inc	161
1,550	*,m	Media General, Inc	0
711	*	RPX Corp	7,722
903		RR Donnelley & Sons Co	15,487
236	*	SP Plus Corp	6,537
259	*	Team, Inc	8,702
367	*	TrueBlue, Inc	9,083
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	151,107

CONSUMER DURABLES & APPAREL - 0.9%
914		CalAtlantic Group, Inc	31,871
5		Hasbro, Inc	413
546	*	Kate Spade & Co	10,106
8,696		Nike, Inc (Class B)	460,018
449	*	Under Armour, Inc	8,630
36	*	Under Armour, Inc (Class A)	774
74		Weyco Group, Inc	2,085
		TOTAL CONSUMER DURABLES & APPAREL	513,897

CONSUMER SERVICES - 2.3%
214	*	American Public Education, Inc	5,200
176	*	Bright Horizons Family Solutions	12,471
195		Carriage Services, Inc	5,060
1,219		Hilton Worldwide Holdings, Inc	70,190
203	*	Intrawest Resorts Holdings Inc	4,184
586	*	LifeLock, Inc	14,041
3,920		McDonald’s Corp	480,474
1,477		Royal Caribbean Cruises Ltd	138,292
1,938	*	ServiceMaster Global Holdings, Inc	71,667
26		Six Flags Entertainment Corp	1,549
626	*	Sotheby’s (Class A)	24,858

87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

7,211		Starbucks Corp	$398,192
555		Vail Resorts, Inc	95,205
		TOTAL CONSUMER SERVICES	1,321,383

DIVERSIFIED FINANCIALS - 5.4%
1,899		Ally Financial, Inc	40,107
5,705		American Express Co	435,748
523		Ameriprise Financial, Inc	58,717
10,129		Annaly Capital Management, Inc	103,518
8,582		Bank of New York Mellon Corp	383,873
653		BlackRock, Inc	244,209
8,814		Charles Schwab Corp	363,489
2,695		Chimera Investment Corp	47,513
3,004		CME Group, Inc	363,724
2,046		CYS Investments, Inc	15,488
3,787		Discover Financial Services	262,363
520		Dynex Capital, Inc	3,474
309	*	Encore Capital Group, Inc	9,564
6,441		IntercontinentalExchange Group, Inc	375,897
33		Invesco Ltd	954
364	*	iStar Financial, Inc	4,084
1,364		Legg Mason, Inc	43,225
189		LPL Financial Holdings, Inc	7,428
61		Nelnet, Inc (Class A)	2,991
339	*	NewStar Financial, Inc	3,010
643	*	On Deck Capital, Inc	3,234
278	*	Pico Holdings, Inc	3,961
386		Resource Capital Corp	3,173
575		S&P Global, Inc	69,104
2,918		State Street Corp	222,352
916		Voya Financial, Inc	36,842
1,629		WisdomTree Investments, Inc	16,779
		TOTAL DIVERSIFIED FINANCIALS	3,124,821

ENERGY - 3.9%
316		Alon USA Energy, Inc	3,558
989		Archrock, Inc	14,439
786	*	Atwood Oceanics, Inc	9,558
5,760		Baker Hughes, Inc	363,341
422		Bristow Group, Inc	7,453
238	*	CARBO Ceramics, Inc	3,380
3,032	*	Cheniere Energy, Inc	144,475
1,242	*	Clean Energy Fuels Corp	3,217
859		Delek US Holdings, Inc	19,242
541	*	Dril-Quip, Inc	33,650
421	*	Exterran Corp	13,059
1,302	*	Fairmount Santrol Holdings, Inc	16,301
848	*	Forum Energy Technologies, Inc	18,402
419		Frank’s International NV	4,961
540		Green Plains Renewable Energy, Inc	12,150
1,511	*	Helix Energy Solutions Group, Inc	12,813
368	*	Matrix Service Co	8,243
3,345	*	McDermott International, Inc	27,094
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,711		National Oilwell Varco, Inc	$215,933
175	*	Natural Gas Services Group, Inc	5,022
1,020	*	Newpark Resources, Inc	7,701
1,445		Oceaneering International, Inc	40,243
721	*	Oil States International, Inc	28,479
3,161		Oneok, Inc	174,203
1,483	*	Parker Drilling Co	3,782
1,456		PBF Energy, Inc	33,765
148	*	PHI, Inc	2,346
615	*	Renewable Energy Group, Inc	5,350
108	*	RigNet, Inc	2,133
1,897	*	Rowan Cos plc	33,994
829		RPC, Inc	17,840
6,865		Schlumberger Ltd	574,669
226	*	SEACOR Holdings, Inc	16,627
653		Tesco Corp	5,616
1,794		Tesoro Corp	145,045
1,283	*	Tetra Technologies, Inc	6,364
1,057		US Silica Holdings Inc	62,511
13,983	*	Weatherford International Ltd	72,851
1,167		Western Refining, Inc	40,857
1,009		World Fuel Services Corp	44,880
		TOTAL ENERGY	2,255,547

FOOD & STAPLES RETAILING - 0.6%
584		Casey’s General Stores, Inc	67,101
280	*	Chefs’ Warehouse Holdings, Inc	4,676
281		Pricesmart, Inc	23,801
496		Spartan Stores, Inc	18,778
2,034	*	Sprouts Farmers Market, Inc	37,975
723	*	United Natural Foods, Inc	33,041
129		Weis Markets, Inc	7,668
4,844		Whole Foods Market, Inc	146,386
		TOTAL FOOD & STAPLES RETAILING	339,426

FOOD, BEVERAGE & TOBACCO - 5.4%
2,018		Bunge Ltd	139,666
16,514		Coca-Cola Co	686,487
144	*	Darling International, Inc	1,728
2,818		Dr Pepper Snapple Group, Inc	257,001
309	*	Freshpet, Inc	3,445
5,138		General Mills, Inc	321,022
3,619		Hormel Foods Corp	131,370
401		Kellogg Co	29,157
4,741		Kraft Heinz Co	423,324
351	*	Landec Corp	4,423
10,173		Mondelez International, Inc	450,460
6,304		PepsiCo, Inc	654,229
81	*	Seneca Foods Corp	2,904
		TOTAL FOOD, BEVERAGE & TOBACCO	3,105,216

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
161	*	Abiomed, Inc	17,126
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,028	*	Acadia Healthcare Co, Inc	$39,444
407		Aceto Corp	7,770
480	*	Air Methods Corp	17,136
1,307	*	Alere, Inc	48,359
42	*	Amedisys, Inc	1,924
2,421		AmerisourceBergen Corp	211,305
43	*	AMN Healthcare Services, Inc	1,542
332	*	Angiodynamics, Inc	5,344
1,178		Anthem, Inc	181,577
556	*	athenahealth, Inc	70,050
2,206		Becton Dickinson & Co	391,102
2,635	*	Brookdale Senior Living, Inc	39,446
3,658		Cardinal Health, Inc	274,204
2,330		Cigna Corp	340,693
162		Computer Programs & Systems, Inc	3,661
423	*	Cross Country Healthcare, Inc	6,121
1,654		Dentsply Sirona, Inc	93,782
641	*	Diplomat Pharmacy, Inc	8,807
2,695	*	Edwards Lifesciences Corp	259,367
1,667	*	Envision Healthcare Corp	113,356
570	*	GenMark Diagnostics, Inc	6,914
295		Healthsouth Corp	11,452
63	*	Henry Schein, Inc	10,071
3,700	*	Hologic, Inc	149,961
907		Humana, Inc	180,039
438	*	Integer Holding Corp	14,191
1,097		Kindred Healthcare, Inc	7,295
142	*	Laboratory Corp of America Holdings	19,058
198	*	LHC Group, Inc	9,926
528	*	LifePoint Hospitals, Inc	31,337
20	*	Merit Medical Systems, Inc	508
479	*	Omnicell, Inc	17,196
765	*	OraSure Technologies, Inc	6,747
373	*	PharMerica Corp	9,250
171	*	Providence Service Corp	6,609
118	*	Quality Systems, Inc	1,771
351	*	Quidel Corp	6,662
241	*	Staar Surgical Co	2,386
982	*	Team Health Holdings, Inc	42,678
294	*	Teladoc, Inc	5,880
335	*	Vocera Communications, Inc	6,951
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,678,998

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
14		Clorox Co	1,680
3,629		Colgate-Palmolive Co	234,361
1,501		Kimberly-Clark Corp	181,816
96		Natural Health Trends Corp	2,407
9,588		Procter & Gamble Co	839,909
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,260,173

INSURANCE - 4.5%
1,192		Aflac, Inc	83,428
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

4,772		Allstate Corp	$358,902
4,965		American International Group, Inc	319,051
3,316		Chubb Ltd	436,021
7,375	*	Genworth Financial, Inc (Class A)	24,780
1,597		Hartford Financial Services Group, Inc	77,790
4,073		Loews Corp	189,720
4,501		Marsh & McLennan Cos, Inc	306,158
2,863		Progressive Corp	107,191
3,389		Prudential Financial, Inc	356,218
2,782		Travelers Cos, Inc	327,664
		TOTAL INSURANCE	2,586,923

MATERIALS - 3.6%
1,625		Albemarle Corp	150,540
2,356	*	Axalta Coating Systems Ltd	68,324
1,313		Ball Corp	100,129
554	*	Boise Cascade Co	13,739
1,276		Celanese Corp (Series A)	107,694
502		Compass Minerals International, Inc	41,967
2,246		Eastman Chemical Co	174,065
3,011		Ecolab, Inc	361,711
697	*	Flotek Industries, Inc	7,367
962	*	GCP Applied Technologies, Inc	25,926
712		H.B. Fuller Co	35,151
138		Hawkins, Inc	7,404
264		International Flavors & Fragrances, Inc	30,943
708		International Paper Co	40,073
275		Materion Corp	10,808
488		Minerals Technologies, Inc	39,113
5,261		Mosaic Co	165,038
211		Myers Industries, Inc	2,912
958		PPG Industries, Inc	95,810
988		Royal Gold, Inc	71,304
361		Schnitzer Steel Industries, Inc (Class A)	8,538
2,410		Sealed Air Corp	116,885
992		Sherwin-Williams Co	301,380
1,808	*	Stillwater Mining Co	30,736
430		Trinseo S.A.	27,842
727		WestRock Co	38,793
621	*	Worthington Industries, Inc	29,678
		TOTAL MATERIALS	2,103,870

MEDIA - 3.3%
1,382	*	Charter Communications, Inc	447,699
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,505
2,173	*	Discovery Communications, Inc (Class A)	61,605
2,724	*	Discovery Communications, Inc (Class C)	75,482
1,647		Gannett Co, Inc	15,844
857	*	Gray Television, Inc	10,155
1,179		Scripps Networks Interactive (Class A)	89,793
4,960		Time Warner, Inc	480,376
6,636		Walt Disney Co	734,273
		TOTAL MEDIA	1,917,732
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
1,169	*	Akorn, Inc	$22,328
930	*	Alexion Pharmaceuticals, Inc	121,532
2,718		Amgen, Inc	425,856
399	*	Biogen Idec, Inc	110,619
187	*	Bluebird Bio, Inc	13,931
10,032		Bristol-Myers Squibb Co	493,173
4,431	*	Celgene Corp	514,661
1,218	*	Celldex Therapeutics, Inc	3,971
573	*	Cempra, Inc	1,805
845	*	Depomed, Inc	15,286
6,701		Gilead Sciences, Inc	485,487
596	*	Inovio Pharmaceuticals, Inc	3,934
350	*	Intersect ENT, Inc	4,725
435	*	Intra-Cellular Therapies, Inc	6,281
9,254		Johnson & Johnson	1,048,016
11,496		Merck & Co, Inc	712,637
1,839	*	Nektar Therapeutics	22,270
181	*	Prothena Corp plc	8,862
241	*	Revance Therapeutics, Inc	4,820
907	*	Sangamo Biosciences, Inc	3,174
168	*	Spark Therapeutics, Inc	10,594
224	*	Sucampo Pharmaceuticals, Inc (Class A)	2,498
2,452		Thermo Fisher Scientific, Inc	373,660
457	*	Ultragenyx Pharmaceutical, Inc	34,280
278	*	Vertex Pharmaceuticals, Inc	23,872
6,480		Zoetis, Inc	356,011
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,824,283

REAL ESTATE - 4.6%
164	*	Altisource Portfolio Solutions S.A.	4,674
3,827		American Tower Corp	396,094
446		AvalonBay Communities, Inc	77,296
3,125		Crown Castle International Corp	274,469
519		Equinix, Inc	199,805
3,251		Equity Residential	197,563
502		HCP, Inc	15,221
1,014		Kennedy-Wilson Holdings, Inc	20,736
292		Mid-America Apartment Communities, Inc	27,725
5,690		Prologis, Inc	277,957
3,385		Senior Housing Properties Trust	64,484
2,344		Simon Property Group, Inc	430,757
1,831		UDR, Inc	63,993
4,600		Ventas, Inc	283,682
4,942		Welltower, Inc	327,655
		TOTAL REAL ESTATE	2,662,111

RETAILING - 4.2%
304	*	1-800-FLOWERS.COM, Inc (Class A)	2,736
430	*	AutoZone, Inc	311,741
2,413		Best Buy Co, Inc	107,427
246		Big 5 Sporting Goods Corp	3,788
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

139		Blue Nile, Inc	$5,659
756	*	Cabela’s, Inc	42,253
160	*	Carmax, Inc	10,674
4,157		Dollar General Corp	306,870
1,569	*	Etsy, Inc	19,785
241	*	FTD Cos, Inc	5,538
989		GNC Holdings, Inc	8,772
5,452	*	Groupon, Inc	18,809
275		Haverty Furniture Cos, Inc	5,995
424		HSN, Inc	14,946
207		Kirkland’s, Inc	2,873
2,693		Kohl’s Corp	107,262
142	*	Lands’ End, Inc	2,180
6,156		Lowe’s Companies, Inc	449,881
307	*	MarineMax, Inc	6,585
3,078	*	NetFlix, Inc	433,105
389		Nutri/System, Inc	12,856
7,619		Office Depot, Inc	33,904
146	*	Overstock.com, Inc	2,424
296		PetMed Express, Inc	6,272
1,100		Pier 1 Imports, Inc	7,997
3,081		Ross Stores, Inc	203,685
493	*	Shutterfly, Inc	25,306
9,205		Staples, Inc	84,686
413		Stein Mart, Inc	1,512
427	*	Ulta Salon Cosmetics & Fragrance, Inc	116,264
476	*	Wayfair, Inc	19,783
1,271		Williams-Sonoma, Inc	61,275
32		Winmark Corp	3,544
		TOTAL RETAILING	2,446,387

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
3,245	*	Advanced Micro Devices, Inc	33,651
9,993		Applied Materials, Inc	342,260
67		Brooks Automation, Inc	1,167
19,282		Intel Corp	709,963
3,745		Nvidia Corp	408,879
519		Skyworks Solutions, Inc	47,613
756	*	SunPower Corp	5,020
5,513		Texas Instruments, Inc	416,452
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,965,005
SOFTWARE & SERVICES - 13.3%
4,052		Accenture plc	461,401
892	*	Alphabet, Inc (Class A)	731,610
905	*	Alphabet, Inc (Class C)	721,095
565	*	Angie’s List, Inc	3,542
3,943		Automatic Data Processing, Inc	398,204
312	*	Black Knight Financial Services, Inc	11,372
1,624		Booz Allen Hamilton Holding Co	54,924
428	*	Cimpress NV	36,119
6,878	*	Cognizant Technology Solutions Corp (Class A)	361,714
665	*	comScore, Inc	22,311
93

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

263		Convergys Corp	$6,528
732		CSRA, Inc	22,707
634	*	DHI Group, Inc	3,614
304	*	Euronet Worldwide, Inc	21,742
1,463	*	Glu Mobile, Inc	3,365
3,795		International Business Machines Corp	662,303
1,754		Intuit, Inc	207,989
669		j2 Global, Inc	56,069
599		Jack Henry & Associates, Inc	53,778
348		LogMeIn, Inc	37,619
4,987		MasterCard, Inc (Class A)	530,268
22,925		Microsoft Corp	1,482,101
658	*	NeuStar, Inc (Class A)	21,845
294	*	New Relic, Inc	10,643
14,474		Oracle Corp	580,552
431	*	Perficient, Inc	7,642
898	*	Quotient Technology, Inc	9,564
540	*	RetailMeNot, Inc	4,887
5,266	*	salesforce.com, Inc	416,541
867	*	ServiceSource International LLC	4,595
217	*	SPS Commerce, Inc	14,973
1,396		Symantec Corp	38,460
351	*	Tangoe, Inc	2,555
1,301	*	Teradata Corp	38,197
323	*	TiVo Corp	6,105
533	*	Website Pros, Inc	10,100
1,495	*	Workday, Inc	124,219
14,534		Xerox Corp	100,721
8,717	*	Yahoo!, Inc	384,158
		TOTAL SOFTWARE & SERVICES	7,666,132

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
420	*	Anixter International, Inc	35,910
246		Badger Meter, Inc	9,483
595		Belden CDT, Inc	45,500
665	*	Benchmark Electronics, Inc	20,349
21,260		Cisco Systems, Inc	653,107
638		Cognex Corp	43,103
313	*	Coherent, Inc	49,369
292		Comtech Telecommunications Corp	3,133
12,416		Corning, Inc	328,900
564	*	Cray, Inc	9,673
425		CTS Corp	9,137
346		Daktronics, Inc	3,515
770		Dolby Laboratories, Inc (Class A)	36,891
468	*	Fabrinet	19,717
198	*	FARO Technologies, Inc	7,346
13,776		Hewlett Packard Enterprise Co	312,440
18,895		HP, Inc	284,370
189	*	Insight Enterprises, Inc	7,018
334	*	IPG Photonics Corp	38,407
454	*	Itron, Inc	28,012
2,712		Jabil Circuit, Inc	65,034
94

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,801	*	Keysight Technologies, Inc	$66,763
424	*	Kimball Electronics, Inc	7,250
46		Littelfuse, Inc	7,255
394		Methode Electronics, Inc	16,568
1,390		Motorola, Inc	112,187
378	*	Novanta, Inc	8,448
241	*	Rogers Corp	19,268
360	*	Scansource, Inc	14,238
644	*	Sonus Networks, Inc	4,109
485	*	Super Micro Computer, Inc	12,828
393		SYNNEX Corp	47,231
497	*	Tech Data Corp	42,523
1,002	*	Trimble Navigation Ltd	29,679
962	*	TTM Technologies, Inc	14,266
594	*	Universal Display Corp	39,204
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,452,231

TELECOMMUNICATION SERVICES - 2.4%
532	*	Boingo Wireless, Inc	6,224
7,853		CenturyTel, Inc	203,079
15,711		Frontier Communications Corp	54,831
401	*	General Communication, Inc (Class A)	8,068
4,774	*	Globalstar, Inc	7,543
232		IDT Corp (Class B)	4,454
1,007	*	Iridium Communications, Inc	10,171
1,054	*	Level 3 Communications, Inc	62,671
277	*	Lumos Networks Corp	4,285
1,028	*	SBA Communications Corp	108,207
676		Shenandoah Telecom Co	18,421
11,454	*	Sprint Corp	105,721
15,831		Verizon Communications, Inc	775,877
1,420		Windstream Holdings, Inc	11,474
		TOTAL TELECOMMUNICATION SERVICES	1,381,026

TRANSPORTATION - 2.5%
314		Arkansas Best Corp	9,922
1,117	*	Avis Budget Group, Inc	41,575
3,338		CSX Corp	154,850
1,017	*	Hertz Global Holdings, Inc	21,326
571		Kansas City Southern Industries, Inc	49,055
1,693		Norfolk Southern Corp	198,860
4,662		Union Pacific Corp	496,876
4,182		United Parcel Service, Inc (Class B)	456,382
750	*	Wesco Aircraft Holdings, Inc	11,362
431	*	YRC Worldwide, Inc	6,435
		TOTAL TRANSPORTATION	1,446,643

UTILITIES - 3.6%
2,692		American Water Works Co, Inc	197,700
2,682		Aqua America, Inc	81,560
6,524		Centerpoint Energy, Inc	170,994
4,457		Consolidated Edison, Inc	331,378
4,623		Edison International	336,924
95

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES	COMPANY	VALUE

4,792	Eversource Energy	$265,093
1,287	New Jersey Resources Corp	48,520
450	NRG Yield, Inc (Class A)	7,312
818	NRG Yield, Inc (Class C)	13,865
645	ONE Gas, Inc	41,680
538	Ormat Technologies, Inc	28,891
895	Pattern Energy Group, Inc	17,667
3,486	Sempra Energy	356,932
685	Southwest Gas Corp	55,190
619	Spire, Inc	40,235
1,177	TerraForm Global, Inc	5,179
1,293	TerraForm Power, Inc	15,348
738	WGL Holdings, Inc	60,472
	TOTAL UTILITIES	2,074,940

	TOTAL COMMON STOCKS	57,951,988
	(Cost $52,207,342)

	TOTAL INVESTMENTS - 100.3%	57,951,988
	(Cost $52,207,342)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(195,734)
	NET ASSETS - 100.0%	$57,756,254

*	Non-income producing
m	Indicates a security that has been deemed illiquid.
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	m	Asia Pacific Investment Partners	15.000%	04/23/17	$492,000
		TOTAL HONG KONG			492,000

		TOTAL CORPORATE BONDS			492,000
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 96.6%

ARGENTINA - 4.8%
1,106,837	*	Adecoagro S.A.			12,806,104
570,425	*	Grupo Supervielle S.A. (ADR)			8,402,360
312,537	*	Pampa Energia S.A. (ADR)			14,514,219
792,748		YPF S.A. (ADR) (Class D)			17,178,849
		TOTAL ARGENTINA			52,901,532

BRAZIL - 11.9%
2,437,935	*	Banco Itau Holding Financeira S.A.			28,805,380
2,238,800	*	BR Malls Participacoes S.A.			10,418,186
579,300		Cia Brasileira de Distribuicao Grupo Pao de Acucar			10,651,743
4,541,300		Cyrela Brazil Realty S.A.			18,666,294
1,881,100		Empresa Brasileira de Aeronautica S.A.			10,744,928
968,600	*	Localiza Rent A Car			11,329,562
2,325,300	*	Lojas Americanas S.A.(Preference)			12,348,541
113,833		Ouro Fino Saude Animal Participacoes S.A.			985,125
1,670,100	*	Petroleo Brasileiro S.A. (Preference)			7,962,153
6,272,100		Via Varejo S.A.			17,854,333
		TOTAL BRAZIL			129,766,245

CHILE - 3.9%
3,829,300		Centros Comerciales Sudamericanos S.A.			11,128,779
1,648,079,751		Corpbanca S.A.			13,521,829
2,211,400		SACI Falabella			17,927,487
		TOTAL CHILE			42,578,095

CHINA - 16.9%
645,054	*	Alibaba Group Holding Ltd (ADR)			65,350,421
138,607	*	Baidu, Inc (ADR)			24,265,927
8,978,000	*,e,m	China Animal Healthcare Ltd			11,571
27,401,000		China Dongxiang Group Co			5,106,890
6,275,300		China Life Insurance Co Ltd			17,285,853
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

6,751,534		Chongqing Changan Automobile Co Ltd	$9,573,055
11,246,700		CNOOC Ltd	14,044,360
20,291,034		Industrial & Commercial Bank of China	12,405,626
1,018,300		Tencent Holdings Ltd	26,623,820
868,011	*	Vipshop Holdings Ltd (ADR)	9,825,885
		TOTAL CHINA	184,493,408

COLOMBIA - 2.6%
2,729,200		Almacenes Exito S.A.	14,556,977
361,700		BanColombia S.A. (ADR)	13,693,962
		TOTAL COLOMBIA	28,250,939

HONG KONG - 5.5%
4,269,000		Ajisen China Holdings Ltd	1,713,473
22,290	*,m	Asia Pacific Investment Partners Limited	142,740
621,536	*,e,m	China Metal Recycling Holdings Ltd	801
3,169,517	*	Melco Crown Entertainment Ltd (ADR)	53,374,666
22,290	*,m	Mongolian Metals Corporation	0
17,336,000	*,e	Summit Ascent Holdings Ltd	5,006,513
		TOTAL HONG KONG	60,238,193

INDIA - 8.3%
594,590		HDFC Bank Ltd	11,286,428
8,026,013	*	Jain Irrigation Systems Ltd	11,180,136
281,300	*	MakeMyTrip Ltd	9,395,420
1,544,501	*	Phoenix Mills Ltd	7,876,539
2,214,600		Reliance Industries Ltd	34,158,516
2,392,900	*	Vakrangee Ltd	10,778,543
638,244	*	Yatra Online, Inc	6,229,261
		TOTAL INDIA	90,904,843

INDONESIA - 0.8%
154,171,500		PT Lippo Karawaci Tbk	8,489,611
		TOTAL INDONESIA	8,489,611

JAPAN - 0.5%
2,341,200	*,e	GungHo Online Entertainment Inc	5,083,792
		TOTAL JAPAN	5,083,792

KOREA, REPUBLIC OF - 10.3%
47,424	*	CJ O Shopping Co Ltd	6,558,249
120,793	*	GLOVIS Co Ltd	16,175,080
93,664	*	Hyundai Motor Co	11,276,043
430,800	*	Hyundai Steel Co	21,603,848
125,075	*	Loen Entertainment, Inc	8,364,678
28,199		Orion Corp	15,755,683
19,439	*	Samsung Electronics Co Ltd	33,061,363
		TOTAL KOREA, REPUBLIC OF	112,794,944

MALAYSIA - 0.5%
15,405,000		My EG Services BHD	5,530,428
		TOTAL MALAYSIA	5,530,428
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 1.0%
1,754,824		Alsea SAB de C.V.	$5,073,409
1,680,815		Grupo Mexico S.A. de C.V. (Series B)	5,040,793
1,119,722	m	Servicios Corporativos Javer SAPI de C.V.	867,169
		TOTAL MEXICO	10,981,371

PERU - 0.7%
203,245		Southern Copper Corp (NY)	7,796,478
		TOTAL PERU	7,796,478

PHILIPPINES - 1.6%
37,343,600		Alliance Global Group, Inc	9,415,732
77,670,600	*	Melco Crown Philippines Resorts Corp	7,503,125
		TOTAL PHILIPPINES	16,918,857

RUSSIA - 5.4%
2,990,600		Gazprom OAO (ADR)	14,838,397
2,335,157		Sberbank of Russian Federation (ADR)	27,380,216
498,444	*	X 5 Retail Group NV (GDR)	16,722,796
		TOTAL RUSSIA	58,941,409

SINGAPORE - 1.0%
5,896,400		Global Logistic Properties	10,866,952
		TOTAL SINGAPORE	10,866,952

SOUTH AFRICA - 6.3%
4,838,100		Gold Fields Ltd	16,729,906
323,017		Naspers Ltd (N Shares)	51,460,432
		TOTAL SOUTH AFRICA	68,190,338

TAIWAN - 8.8%
25,236,000		Advanced Semiconductor Engineering, Inc	27,809,904
112,000		Largan Precision Co Ltd	16,020,064
2,278,000		MediaTek, Inc	15,595,398
223,700		Silicon Motion Technology Corp (ADR)	8,746,670
4,704,400		Taiwan Semiconductor Manufacturing Co Ltd	28,032,863
		TOTAL TAIWAN	96,204,899

UNITED ARAB EMIRATES - 1.6%
919,200		DP World Ltd	17,372,880
		TOTAL UNITED ARAB EMIRATES	17,372,880

UNITED STATES - 2.1%
849,400	*	Yum China Holdings, Inc	23,341,512
		TOTAL UNITED STATES	23,341,512

URUGUAY - 2.1%
3,976,081	*	Arcos Dorados Holdings, Inc	23,061,270
		TOTAL URUGUAY	23,061,270

		TOTAL COMMON STOCKS	1,054,707,996
		(Cost $965,362,713)
99

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

PREFERRED STOCKS - 1.2%

BRAZIL - 1.2%
4,281,200	*	ITAUSA Investimentos Itau PR			$12,608,891
		TOTAL BRAZIL			12,608,891

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)			3,460
		TOTAL PHILIPPINES			3,460

		TOTAL PREFERRED STOCKS			12,612,351
		(Cost $10,668,755)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 2.0%
$22,000,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	22,000,000
		TOTAL GOVERNMENT AGENCY DEBT			22,000,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
5,917,450	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,917,450
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,917,450
		TOTAL SHORT-TERM INVESTMENTS			27,917,450
		(Cost $27,917,450)

		TOTAL INVESTMENTS - 100.4%			1,095,729,797
		(Cost $1,004,482,918)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(3,918,846)
		NET ASSETS - 100.0%			$1,091,810,951

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,011,137.
m	Indicates a security that has been deemed illiquid.
100

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$299,521,192	27.4%
INFORMATION TECHNOLOGY	266,899,193	24.5
FINANCIALS	146,025,285	13.4
ENERGY	88,182,275	8.1
CONSUMER STAPLES	81,622,082	7.5
INDUSTRIALS	81,224,831	7.4
MATERIALS	51,171,826	4.7
REAL ESTATE	37,654,748	3.4
UTILITIES	14,514,219	1.3
HEALTH CARE	996,696	0.1
SHORT-TERM INVESTMENTS	27,917,450	2.6
OTHER ASSETS & LIABILITIES, NET	(3,918,846)	(0.4)

NET ASSETS	$1,091,810,951	100.0%
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.4%
247,685		AGL Energy Ltd	$4,247,201
417,670		Amcor Ltd	4,533,397
869,348		Aristocrat Leisure Ltd	10,081,647
759,776		AusNet Services	911,328
16,548		Australia & New Zealand Banking Group Ltd	367,670
136,166		Australian Stock Exchange Ltd	5,153,777
241,737		BHP Billiton Ltd	4,904,417
68,357		Boral Ltd	302,089
85,525		Brambles Ltd	675,905
299,475		Caltex Australia Ltd	6,499,395
314,457		Coca-Cola Amatil Ltd	2,325,517
18,638		Cochlear Ltd	1,770,501
97,026		Commonwealth Bank of Australia	6,011,738
71,903		Computershare Ltd	703,216
51,103		CSL Ltd	4,356,532
1,237,169		Fortescue Metals Group Ltd	6,260,434
100,538		Harvey Norman Holdings Ltd	381,322
524,035	*	Macquarie Goodman Group	2,751,870
244,330		Macquarie Group Ltd	15,689,762
150,078		Newcrest Mining Ltd	2,461,155
2,162,314		Qantas Airways Ltd	5,589,222
15,079		Ramsay Health Care Ltd	764,284
1,805,037		Scentre Group	6,023,248
216,945		Seek Ltd	2,377,849
1,286,173		South32 Ltd	2,691,939
1,972,586		Telstra Corp Ltd	7,484,073
927,650		Westpac Banking Corp	22,331,757
		TOTAL AUSTRALIA	127,651,245

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
5,448		OMV AG.	190,669
		TOTAL AUSTRIA	190,669

BELGIUM - 0.8%
65,818		Ageas	2,818,161
22,256		Anheuser-Busch InBev S.A.	2,323,927
2,026		KBC Groep NV	131,583
115,325		UCB S.A.	7,965,507
14,552		Umicore	815,122
		TOTAL BELGIUM	14,054,300
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 1.3%
17,708		Danske Bank AS	$590,641
25,884		ISS A.S.	921,687
23,197		Novo Nordisk AS	838,333
11,502		Pandora AS	1,507,324
274,233		Vestas Wind Systems AS	19,231,642
		TOTAL DENMARK	23,089,627

FINLAND - 1.2%
153,709		Neste Oil Oyj	5,348,009
650,086	*	UPM-Kymmene Oyj	14,743,886
		TOTAL FINLAND	20,091,895

FRANCE - 10.1%
23,617		Arkema	2,332,457
133,385		Atos Origin S.A.	14,191,411
408,726		BNP Paribas	26,146,941
144,871		Cap Gemini S.A.	11,795,172
33,849		Casino Guichard Perrachon S.A.	1,825,214
30,683		Christian Dior S.A.	6,586,577
1,129,018		Credit Agricole S.A.	14,983,952
23,656		Fonciere Des Regions	1,971,859
125,438		France Telecom S.A.	1,947,354
164,769		Michelin (C.G.D.E.) (Class B)	17,701,526
32,960		Publicis Groupe S.A.	2,264,318
351,613		Sanofi-Aventis	28,261,413
375,224		Societe Generale	18,343,762
136,169		Total S.A.	6,889,493
21,526		Unibail-Rodamco	4,960,702
248,356		Valeo S.A.	15,179,422
		TOTAL FRANCE	175,381,573

GERMANY - 9.6%
15,358		Allianz AG.	2,610,312
196,253		BASF SE	18,945,038
193,756		Bayer AG.	21,522,238
96,079		Bayerische Motoren Werke AG.	8,772,990
150,802	g	Covestro AG.	11,348,414
301,897		Daimler AG. (Registered)	22,704,724
3,562		Deutsche Annington Immobilien SE	116,701
1,246,482		Deutsche Telekom AG.	21,822,152
54,620		Deutsche Wohnen AG.	1,781,566
66,958		Hannover Rueckversicherung AG.	7,375,386
346,256		Metro AG.	11,849,140
42,777		SAP AG.	3,911,963
320,430		Schaeffler AG.	5,196,085
211,498	*	Siemens AG.	27,359,038
68,735		TUI AG. (DI)	1,007,357
		TOTAL GERMANY	166,323,104

HONG KONG - 3.5%
242,375		AIA Group Ltd	1,500,629
9,300		ASM Pacific Technology	113,072
2,833,665		BOC Hong Kong Holdings Ltd	11,328,657
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,139,000		Cheung Kong Property Holdings Ltd	$7,486,509
555,340		CK Hutchison Holdings Ltd	6,655,850
632,500		CLP Holdings Ltd	6,173,567
91,300		Hong Kong Exchanges and Clearing Ltd	2,208,259
65,200		Jardine Matheson Holdings Ltd	4,021,218
25,600	*	Melco Crown Entertainment Ltd (ADR)	431,104
43,148		Sands China Ltd	189,850
953,000		Sun Hung Kai Properties Ltd	13,114,284
7,789,500	g	WH Group Ltd	5,916,454
79,000		Wharf Holdings Ltd	592,364
		TOTAL HONG KONG	59,731,817

IRELAND - 0.4%
20,861	*	AerCap Holdings NV	923,517
139,937		CRH plc	4,853,808
8,255	*	Ryanair Holdings plc (ADR)	690,613
		TOTAL IRELAND	6,467,938

ISRAEL - 0.6%
17,082		Azrieli Group	779,707
1,288,384		Bank Hapoalim Ltd	7,784,632
17,723	*	Check Point Software Technologies	1,750,501
		TOTAL ISRAEL	10,314,840

ITALY - 1.9%
117,069		Autostrade S.p.A.	2,667,974
3,618,894		Banca Intesa S.p.A. RSP	8,005,473
3,106,706		Enel S.p.A.	12,987,990
15,410		Ferrari NV	960,606
306,691		Snam Rete Gas S.p.A.	1,167,299
10,846,619		Telecom Italia RSP	7,744,445
		TOTAL ITALY	33,533,787

JAPAN - 24.1%
263,000		Aeon Co Ltd	3,801,099
118,700		Alfresa Holdings Corp	1,953,847
165,000		All Nippon Airways Co Ltd	490,099
1,344,000	*	Aozora Bank Ltd	4,894,806
667,000	*	Asahi Glass Co Ltd	4,955,563
818,133		Astellas Pharma, Inc	10,980,796
58,100	*	Bridgestone Corp	2,130,871
612,000		Brother Industries Ltd	11,296,209
76,000	*	Canon, Inc	2,248,565
47,200		Chubu Electric Power Co, Inc	630,144
152,413		Concordia Financial Group Ltd	803,891
38,700		Daikin Industries Ltd	3,841,457
28,600		Daito Trust Construction Co Ltd	3,998,257
212,800		Daiwa House Industry Co Ltd	5,763,079
201,200		Fuji Heavy Industries Ltd	8,051,238
266,386		Fujitsu Ltd	1,548,223
60,400		Hankyu Hanshin Holdings, Inc	2,049,365
35,600		Hitachi High-Technologies Corp	1,524,893
97,100	*	Honda Motor Co Ltd	2,889,589
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

392,500		Iida Group Holdings Co Ltd	$7,345,728
976,700		Itochu Corp	13,454,920
776,800		Japan Post Bank Co Ltd	9,435,974
545,700	*	Japan Tobacco, Inc	17,601,847
881,200		JX Holdings, Inc	4,155,717
632,000		Kajima Corp	4,404,934
13,500	*	Kao Corp	668,043
191,000		KDDI Corp	5,131,860
16,222	*	Keyence Corp	6,300,090
138,000		Kikkoman Corp	4,344,418
718,235		Kyushu Electric Power Co, Inc	8,016,896
211,500		Mediceo Paltac Holdings Co Ltd	3,427,888
10,900		MEIJI Holdings Co Ltd	844,275
219,600		Mitsubishi Chemical Holdings Corp	1,531,699
955,285		Mitsubishi Corp	21,579,976
8,000		Mitsubishi Estate Co Ltd	152,271
257,025	*	Mitsubishi Gas Chemical Co, Inc	4,929,829
1,647,600		Mitsubishi UFJ Financial Group, Inc	10,550,442
670,184		Mitsubishi UFJ Lease & Finance Co Ltd	3,572,385
225,700		Mitsui & Co Ltd	3,312,345
589,000		Mitsui Chemicals, Inc	2,769,823
66,000		Mitsui Fudosan Co Ltd	1,523,754
442,100		Mitsui Sumitomo Insurance Group Holdings, Inc	14,789,796
13,300		Murata Manufacturing Co Ltd	1,791,301
115,700		NGK Spark Plug Co Ltd	2,605,931
441,099	*	Nippon Electric Glass Co Ltd	2,539,193
343,600		Nippon Telegraph & Telephone Corp	15,177,602
1,619,900		Nissan Motor Co Ltd	16,025,938
16,100		Nissin Food Products Co Ltd	849,649
450		Nomura Real Estate Master Fund, Inc	701,129
134,572		NTT DoCoMo, Inc	3,217,625
957,255		Obayashi Corp	9,118,982
91,000		ORIX Corp	1,372,938
21,719	*,e	Pola Orbis Holdings, Inc	2,063,365
310,432		Sega Sammy Holdings, Inc	4,874,380
359,800		Seibu Holdings, Inc	6,062,659
780,600	*,e	Sekisui House Ltd	12,627,212
168,000	*,e	Sharp Corp	454,321
160,700		Shin-Etsu Chemical Co Ltd	13,863,681
245,000		Shionogi & Co Ltd	11,799,737
34,600		Softbank Corp	2,665,574
538,000		Sumitomo Heavy Industries Ltd	3,698,955
9,000		Sumitomo Realty & Development Co Ltd	243,465
206,191		Suzuki Motor Corp	7,957,498
28,300		Sysmex Corp	1,700,262
844,000		Taisei Corp	5,995,420
333,800		Taiyo Nippon Sanso Corp	3,942,201
113,867		TDK Corp	8,184,347
316,500		Tokio Marine Holdings, Inc	13,196,143
91,500		Tokyo Electron Ltd	9,478,000
860,248		Tokyu Fudosan Holdings Corp	5,028,890
147,500		Toyota Industries Corp	7,118,357
219,376		Toyota Motor Corp	12,757,341
105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

228	*	United Urban Investment Corp	$363,662
85,600		West Japan Railway Co	5,577,078
		TOTAL JAPAN	416,749,737

LUXEMBOURG - 0.0%
4,098		RTL Group	313,076
		TOTAL LUXEMBOURG	313,076

NETHERLANDS - 4.1%
14,913	*	Altice NV (Class B)	329,131
8,000		ASML Holding NV	971,390
1,710,727		ING Groep NV	24,576,216
62,376		Koninklijke Vopak NV	2,679,366
40,956	*	NXP Semiconductors NV	4,007,544
289,807		Randstad Holdings NV	16,860,853
590,589		Royal Dutch Shell plc (A Shares)	16,017,749
206,838		Royal Dutch Shell plc (B Shares)	5,842,016
		TOTAL NETHERLANDS	71,284,265

NEW ZEALAND - 0.2%
195,037		Fletcher Building Ltd	1,502,646
269,312		Ryman Healthcare Ltd	1,721,391
		TOTAL NEW ZEALAND	3,224,037

NORWAY - 1.0%
184,175		DNB NOR Holding ASA	3,072,502
803,543		PAN Fish ASA	14,187,223
9,437		Schibsted ASA (B Shares)	234,968
		TOTAL NORWAY	17,494,693

SINGAPORE - 1.4%
344,696		CapitaLand Ltd	804,432
1,428,610		DBS Group Holdings Ltd	19,314,753
1,860,400		Golden Agri-Resources Ltd	559,596
1,040,785		Wilmar International Ltd	2,864,251
		TOTAL SINGAPORE	23,543,032

SOUTH AFRICA - 0.9%
699,227		Mondi plc	15,454,407
		TOTAL SOUTH AFRICA	15,454,407

SPAIN - 3.4%
76,323	*	ACS Actividades Construccion y Servicios S.A.	2,352,305
95,409	g	Aena S.A.	13,875,060
132,891	*,e	Amadeus IT Holding S.A.	6,147,649
446,177	*,e	Banco Santander S.A.	2,492,730
587,700		Endesa S.A.	12,119,853
179,191		Industria De Diseno Textil S.A.	5,926,836
1,026,364		Repsol YPF S.A.	15,212,446
		TOTAL SPAIN	58,126,879
106

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.8%
351,036		Atlas Copco AB (A Shares)	$11,258,331
49,672		Hexagon AB (B Shares)	1,964,859
73,714	e	ICA Gruppen AB	2,408,879
384,729		Investor AB (B Shares)	15,356,929
310,136		Nordea Bank AB	3,744,046
230,930		Skanska AB (B Shares)	5,646,263
244,173		Swedish Match AB	7,949,476
		TOTAL SWEDEN	48,328,783

SWITZERLAND - 9.3%
1,639		Actelion Ltd	427,931
203,901		Adecco S.A.	14,590,095
8,337		EMS-Chemie Holding AG.	4,303,577
2,359,752	*	Glencore Xstrata plc	9,773,343
112,470		Holcim Ltd	6,055,814
693		Lindt & Spruengli AG.	3,846,410
9,509		Lonza Group AG.	1,746,985
660,629		Nestle S.A.	48,400,661
186,170		Novartis AG.	13,744,473
153,530		Roche Holding AG.	36,378,658
182,556		Swiss Re Ltd	17,059,607
67,630		Wolseley plc	4,188,340
1,392		Zurich Financial Services AG.	400,859
		TOTAL SWITZERLAND	160,916,753

UNITED KINGDOM - 15.3%
1,100,341		3i Group plc	9,720,149
121,939	*	Anglo American plc (London)	2,102,020
439,858	*	Ashtead Group plc	8,917,840
128,212	e	AstraZeneca plc (ADR)	3,491,213
509,296		BAE Systems plc	3,740,622
857,677		Barratt Developments plc	5,172,263
226,523		Berkeley Group Holdings plc	8,000,681
680,493		BP plc (ADR)	24,484,138
533,880		British American Tobacco plc	32,955,282
32,318	*	BT Group plc	123,940
29,607		Coca-Cola European Partners plc	1,022,378
611,810	*	Compass Group plc	10,888,405
144,673		Diageo plc	4,018,703
578,797		Direct Line Insurance Group plc	2,592,897
125,651	*	Fiat DaimlerChrysler Automobiles NV	1,375,811
1,441,601		GlaxoSmithKline plc	27,858,898
43,892		Hammerson plc	302,518
4,301,407		HSBC Holdings plc	36,694,941
105,513		International Consolidated Airlines Group S.A.	634,359
219,720		Land Securities Group plc	2,753,654
973,134		National Grid plc	11,398,499
4,315,975		Old Mutual plc	11,333,405
31,439		Reckitt Benckiser Group plc	2,697,640
50,956		Reed Elsevier plc	914,665
308,293		Sage Group plc	2,384,381
35,415	*	Scottish & Southern Energy plc	665,753
144,753		Segro plc	840,869
107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

13,443		Severn Trent plc	$385,323
270,785		Smiths Group plc	5,132,423
623,736		St. James’s Place plc	8,438,242
75,840		Tate & Lyle plc	641,027
9,774		Unilever NV	396,451
340,560		Unilever plc	13,794,663
562,723	*	Vodafone Group plc (ADR)	14,011,803
157,980		WPP plc	3,676,839
		TOTAL UNITED KINGDOM	263,562,695

UNITED STATES - 0.1%
24,169	*	Mobileye NV	1,038,300
26,749	*	QIAGEN NV	778,408
1,642	*,e	Taro Pharmaceutical Industries Ltd	171,573
		TOTAL UNITED STATES	1,988,281

		TOTAL COMMON STOCKS	1,717,817,433
		(Cost $1,609,602,490)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
210,757		ACS Actividades de Construccion y Servicios S.A.	94,645
		TOTAL SPAIN	94,645

		TOTAL RIGHTS / WARRANTS	94,645
		(Cost $99,977)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.6%
$10,650,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	10,650,000
		TOTAL GOVERNMENT AGENCY DEBT			10,650,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
26,466,077	c	State Street Navigator Securities Lending Government Money Market Portfolio			26,466,077
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,466,077
		TOTAL SHORT-TERM INVESTMENTS			37,116,077
		(Cost $37,116,077)

		TOTAL INVESTMENTS - 101.5%			1,755,028,155
		(Cost $1,646,818,544)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(26,588,423)
		NET ASSETS - 100.0%			$1,728,439,732

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,513,533.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $31,139,928 or 1.8% of net assets.
m	Indicates a security that has been deemed illiquid.
108

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$366,796,743	21.2%
INDUSTRIALS	242,852,759	14.1
CONSUMER DISCRETIONARY	214,730,576	12.4
CONSUMER STAPLES	190,155,588	11.0
HEALTH CARE	181,660,868	10.5
MATERIALS	140,421,196	8.1
INFORMATION TECHNOLOGY	93,890,279	5.4
ENERGY	87,318,998	5.1
TELECOMMUNICATION SERVICES	79,326,428	4.6
REAL ESTATE	62,054,790	3.6
UTILITIES	58,703,853	3.4
SHORT-TERM INVESTMENTS	37,116,077	2.1
OTHER ASSETS & LIABILITIES, NET	(26,588,423)	(1.5)

NET ASSETS	$1,728,439,732	100.0%
109

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 9.6%
47,855		BHP Billiton Ltd	$970,893
70,753		BHP Billiton plc	1,290,379
439,420		Fortescue Metals Group Ltd	2,223,593
642,005		South32 Ltd	1,343,706
		TOTAL AUSTRALIA	5,828,571

CANADA - 16.4%
30,149		Canadian Natural Resources Ltd (Canada)	911,479
169,324		Cenovus Energy, Inc (Toronto)	2,311,004
199,912		First Quantum Minerals Ltd	2,521,081
38,282		Suncor Energy, Inc	1,187,367
123,980		Teck Cominco Ltd	3,038,403
		TOTAL CANADA	9,969,334

GERMANY - 2.8%
10,577		Linde AG.	1,720,077
		TOTAL GERMANY	1,720,077

INDIA - 0.9%
49,219	*	United Phosphorus Ltd	526,440
		TOTAL INDIA	526,440

LUXEMBOURG - 7.0%
544,439	*	ArcelorMittal	4,245,285
		TOTAL LUXEMBOURG	4,245,285

PORTUGAL - 1.8%
75,011		Galp Energia SGPS S.A.	1,105,229
		TOTAL PORTUGAL	1,105,229

SWEDEN - 2.3%
46,945		Boliden AB	1,369,497
		TOTAL SWEDEN	1,369,497

SWITZERLAND - 4.6%
667,832	*	Glencore Xstrata plc	2,765,948
		TOTAL SWITZERLAND	2,765,948

UNITED KINGDOM - 0.9%
12,813		Rio Tinto plc	567,654
		TOTAL UNITED KINGDOM	567,654
110

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

UNITED STATES - 52.7%
454,752	*	AK Steel Holding Corp	$3,674,396
41,669	*	Berry Plastics Group, Inc	2,126,369
20,718		CF Industries Holdings, Inc	731,138
6,037		Cimarex Energy Co	816,263
18,980	*	Concho Resources, Inc	2,646,571
38,923	*	Continental Resources, Inc	1,890,101
10,681	*	Diamondback Energy, Inc	1,123,321
23,007		EOG Resources, Inc	2,337,051
29,560		Exxon Mobil Corp	2,479,788
24,585	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	409,340
22,989	*	Matador Resources Co	605,300
72,471	*	Parsley Energy, Inc	2,552,429
3,207		Pioneer Natural Resources Co	577,998
87,844	*	RSP Permian, Inc	3,738,641
139,672		United States Steel Corp	4,568,671
126,025	*	WPX Energy, Inc	1,755,528
		TOTAL UNITED STATES	32,032,905

		TOTAL COMMON STOCKS	60,130,940
		(Cost $43,656,643)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 2.1%
$1,300,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	1,300,000
	TOTAL GOVERNMENT AGENCY DEBT			1,300,000

	TOTAL SHORT-TERM INVESTMENTS			1,300,000
	(Cost $1,300,000)

	TOTAL INVESTMENTS - 101.1%			61,430,940
	(Cost $44,956,643)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%			(678,239)
	NET ASSETS - 100.0%			$60,752,701

*	Non-income producing
111

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$34,092,870	56.1%
ENERGY	26,038,070	42.9
SHORT-TERM INVESTMENTS	1,300,000	2.1
OTHER ASSETS & LIABILITIES, NET	(678,239)	(1.1)

NET ASSETS	$60,752,701	100.0%
112

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 1.4%
2,893,209		BHP Billiton Ltd	$58,698,101
		TOTAL AUSTRALIA	58,698,101

BRAZIL - 0.2%
2,164,570		Kroton Educacional S.A.	9,280,702
		TOTAL BRAZIL	9,280,702

DENMARK - 1.5%
774,205		DSV AS	37,649,237
590,037	*	H Lundbeck AS	25,341,479
		TOTAL DENMARK	62,990,716

FRANCE - 24.5%
5,135,999		Accor S.A.	208,141,447
164,224		BNP Paribas	10,505,706
2,934,169		Compagnie de Saint-Gobain	144,172,323
786,277		Essilor International S.A.	92,243,006
201,695		Kering	48,011,682
2,447,812		Rexel S.A.	42,692,145
3,146,031		Schneider Electric S.A.	225,111,191
2,747,020		Societe Generale	134,294,928
1,529,025		Vinci S.A.	107,179,340
		TOTAL FRANCE	1,012,351,768

GERMANY - 16.8%
1,035,908		Adidas-Salomon AG.	163,471,208
1,883,509		GEA Group AG.	78,046,917
1,072,857		Henkel KGaA (Preference)	130,967,158
2,502,860		Lanxess AG.	182,136,272
864,964		Linde AG.	140,664,172
		TOTAL GERMANY	695,285,727

HONG KONG - 0.7%
1,600,702	*	Melco Crown Entertainment Ltd (ADR)	26,955,822
		TOTAL HONG KONG	26,955,822

INDIA - 10.6%
5,195,110		Asian Paints Ltd	74,343,448
9,335,283	*	Crompton Greaves Consumer Electricals Ltd	26,329,227
229,768		Eicher Motors Ltd	78,130,865
1,061,078		Emami Ltd	16,177,248
7,324,644	*	Havells India Ltd	45,349,566
5,058,317		HDFC Bank Ltd	96,016,296
113

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

731,369		Housing Development Finance Corp	$14,766,045
4,736,016	*	IndusInd Bank Ltd	87,379,093
		TOTAL INDIA	438,491,788

ITALY - 7.1%
36,119,061		Banca Intesa S.p.A.	84,838,610
9,951,854		Mediobanca S.p.A.	85,685,769
3,263,898		Moncler S.p.A	62,716,112
33,695,775	*	Saipem S.p.A.	17,302,115
1,600,331	*,e	UniCredit S.p.A	43,684,310
		TOTAL ITALY	294,226,916

JAPAN - 16.9%
48,200		AEON Financial Service Co Ltd	862,907
1,547,400		Dai-ichi Mutual Life Insurance Co	28,052,644
8,452,000		Hitachi Ltd	48,391,527
25,880,758	*	Ishikawajima-Harima Heavy Industries Co Ltd	69,691,934
1,738,200		J Front Retailing Co Ltd	25,085,195
3,617,877		Komatsu Ltd	85,666,321
1,326,842		Konami Corp	53,059,469
6,899,100		Mitsubishi UFJ Financial Group, Inc	44,178,536
605,892		Murata Manufacturing Co Ltd	81,604,149
2,368,329		Olympus Corp	81,930,682
4,391,752		Sony Corp	132,972,326
450,300		Sumitomo Mitsui Financial Group, Inc	17,666,166
648,000		Tokio Marine Holdings, Inc	27,017,696
		TOTAL JAPAN	696,179,552

NETHERLANDS - 0.8%
453,885		Heineken NV	33,945,603
1,765		Royal Dutch Shell plc (A Shares)	47,870
		TOTAL NETHERLANDS	33,993,473

NORWAY - 1.3%
2,819,142		Statoil ASA	52,569,085
		TOTAL NORWAY	52,569,085

SWEDEN - 1.4%
2,132,059		Electrolux AB (Series B)	56,693,757
		TOTAL SWEDEN	56,693,757

SWITZERLAND - 5.5%
82,917	e	Burckhardt Compression Holding AG.	24,446,501
72,070		Geberit AG.	30,801,970
1,220,892		Swatch Group AG. (Registered)	85,303,730
307,386		Zurich Financial Services AG.	88,519,053
		TOTAL SWITZERLAND	229,071,254

TAIWAN - 1.0%
36,187,137		Advanced Semiconductor Engineering, Inc	39,877,985
		TOTAL TAIWAN	39,877,985
114

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 7.4%
73,004		Rio Tinto plc	$3,234,293
83,171,862	*	Tesco plc	204,316,724
3,878,287		Weir Group plc	98,247,015
		TOTAL UNITED KINGDOM	305,798,032

UNITED STATES - 1.9%
1,554,915	e	WisdomTree Japan Hedged Equity Fund	77,543,611
		TOTAL UNITED STATES	77,543,611

URUGUAY - 0.3%
2,069,054	*	Arcos Dorados Holdings, Inc	12,000,513
		TOTAL URUGUAY	12,000,513

		TOTAL COMMON STOCKS	4,102,008,802
		(Cost $3,908,196,887)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.3%
$10,450,000		Federal Home Loan Bank (FHLB)	0.400%	02/01/17	10,450,000
		TOTAL GOVERNMENT AGENCY DEBT			10,450,000

TREASURY DEBT - 0.2%
12,500,000		United States Treasury Bill	0.465	02/09/17	12,498,700
		TOTAL TREASURY DEBT			12,498,700

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
15,107,956	c	State Street Navigator Securities Lending Government Money Market Portfolio			15,107,956
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,107,956
		TOTAL SHORT-TERM INVESTMENTS			38,056,656
		(Cost $38,056,664)

		TOTAL INVESTMENTS - 100.2%			4,140,065,458
		(Cost $3,946,253,551)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(9,521,585)
		NET ASSETS - 100.0%			$4,130,543,873

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,362,729.
115

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$1,067,185,325	25.8%
CONSUMER DISCRETIONARY	856,961,721	20.8
FINANCIALS	841,011,370	20.4
MATERIALS	459,076,286	11.1
CONSUMER STAPLES	385,406,733	9.3
INFORMATION TECHNOLOGY	222,933,130	5.4
HEALTH CARE	199,515,167	4.8
ENERGY	69,919,070	1.7
SHORT-TERM INVESTMENTS	38,056,656	0.9
OTHER ASSETS & LIABILITIES, NET	(9,521,585)	(0.2)

NET ASSETS	$4,130,543,873	100.0%
116

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 4.2%
860,197		Australia & New Zealand Banking Group Ltd	$19,112,188
1,023,504		BHP Billiton Ltd	20,765,088
1,924,700		Fortescue Metals Group Ltd	9,739,540
3,472,200		South32 Ltd	7,267,258
		TOTAL AUSTRALIA	56,884,074

BRAZIL - 2.5%
1,609,737	*	Banco Itau Holding Financeira S.A.	19,019,821
814,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	14,978,267
		TOTAL BRAZIL	33,998,088

CANADA - 8.7%
443,959		Alimentation Couche Tard, Inc	20,337,673
1,105,300		Cenovus Energy, Inc (Toronto)	15,085,593
314,615	*	Dollarama, Inc	23,827,326
877,300	*,e	MEG Energy Corp	4,557,578
418,483	*,g	Spin Master Corp	10,120,776
631,644		Suncor Energy, Inc	19,591,279
450,053		Toronto-Dominion Bank	23,314,561
		TOTAL CANADA	116,834,786

CHINA - 3.0%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,363
8,024,600		China Everbright International Ltd	9,732,274
3,585,200		Haitong Securities Co Ltd	6,432,343
920,600		Tencent Holdings Ltd	24,069,418
		TOTAL CHINA	40,252,398

FINLAND - 3.3%
353,413		Huhtamaki Oyj	12,975,167
1,883,000	*	Outokumpu Oyj	16,849,321
325,268		Sampo Oyj (A Shares)	15,062,673
		TOTAL FINLAND	44,887,161

FRANCE - 3.7%
79,519		L’Oreal S.A.	14,457,907
175,595		Teleperformance	18,797,312
266,348		Valeo S.A.	16,279,086
		TOTAL FRANCE	49,534,305

GERMANY - 3.4%
133,631		Beiersdorf AG.	11,855,567
177,583		Fresenius Medical Care AG.	14,495,158
117

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

119,100		Linde AG.	$19,368,555
		TOTAL GERMANY	45,719,280

HONG KONG - 2.3%
2,941,000		AIA Group Ltd	18,208,762
782,000	*	Melco Crown Entertainment Ltd (ADR)	13,168,880
		TOTAL HONG KONG	31,377,642

INDIA - 0.8%
594,984		Container Corp Of India Ltd	10,445,030
		TOTAL INDIA	10,445,030

INDONESIA - 1.0%
14,963,800		Bank Rakyat Indonesia	13,139,614
		TOTAL INDONESIA	13,139,614

IRELAND - 2.4%
587,097		CRH plc	20,363,850
433,372		Smurfit Kappa Group plc	11,414,929
		TOTAL IRELAND	31,778,779

ISLE OF MAN - 0.8%
2,298,500	*	Optimal Payments plc	11,079,297
		TOTAL ISLE OF MAN	11,079,297

ITALY - 2.4%
680,786		Moncler S.p.A	13,081,368
1,319,730	g	OVS S.p.A	7,358,308
464,339	*	Yoox S.p.A	11,647,786
		TOTAL ITALY	32,087,462

JAPAN - 15.0%
2,074,200	*,e	Infomart Corp	11,647,580
897,800	e	Istyle, Inc	6,144,729
689,300	*	Kubota Corp	10,957,984
653,600	*,e	MonotaRO Co Ltd	17,154,374
114,600		Murata Manufacturing Co Ltd	15,434,823
195,700		Nitto Denko Corp	15,485,025
2,551,200		Nomura Holdings, Inc	15,814,522
963,500		ORIX Corp	14,536,545
427,700		Park24 Co Ltd	11,804,821
174,400	e	Seria Co Ltd	11,873,163
1,514,700		Shimizu Corp	13,922,088
442,800		SMS Co Ltd	10,625,491
440,500		Sumitomo Mitsui Financial Group, Inc	17,281,692
254,300		Sysmex Corp	15,278,329
1,170,000	e	Takara Leben Co Ltd	6,549,909
303,200	*	Tokyo Base Co Ltd	8,058,238
		TOTAL JAPAN	202,569,313

KOREA, REPUBLIC OF - 2.7%
123,689	*,e	Cosmax, Inc	13,949,262
118

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

82,122		Hanssem Co Ltd	$14,751,287
124,101	*	Loen Entertainment, Inc	8,299,539
		TOTAL KOREA, REPUBLIC OF	37,000,088

MALAYSIA - 1.6%
8,560,900		IHH Healthcare BHD	12,176,018
18,138,000		Karex BHD	9,868,513
		TOTAL MALAYSIA	22,044,531

NETHERLANDS - 3.4%
146,473		ASML Holding NV	17,785,300
1,276,735		ING Groep NV	18,341,509
1,071,586	*,e	TomTom NV	9,823,270
		TOTAL NETHERLANDS	45,950,079

NORWAY - 5.2%
1,034,595		Aker BP ASA	18,824,936
1,438,541		DNB NOR Holding ASA	23,998,481
990,600		Statoil ASA	18,471,909
372,600		TGS Nopec Geophysical Co ASA	8,945,936
		TOTAL NORWAY	70,241,262

PHILIPPINES - 2.0%
6,246,184		Banco de Oro Universal Bank	14,153,889
8,299,480		Robinsons Retail Holdings, Inc	13,178,803
		TOTAL PHILIPPINES	27,332,692

PORTUGAL - 1.0%
772,464		Jeronimo Martins SGPS S.A.	13,074,411
		TOTAL PORTUGAL	13,074,411

SPAIN - 1.9%
305,998	*,e	Amadeus IT Holding S.A.	14,155,723
142,139	*,e,m	Let’s GOWEX S.A.	1,535
299,881		Tecnicas Reunidas S.A.	11,907,178
		TOTAL SPAIN	26,064,436

SWEDEN - 3.3%
608,212		Boliden AB	17,742,991
368,686		Hexagon AB (B Shares)	14,583,994
378,184		Intrum Justitia AB	12,731,927
		TOTAL SWEDEN	45,058,912

SWITZERLAND - 2.5%
81,224		Lonza Group AG.	14,922,402
244,167		Novartis AG.	18,026,249
		TOTAL SWITZERLAND	32,948,651

TAIWAN - 4.8%
1,596,000		Global PMX Co Ltd	7,165,705
3,150,707		Hota Industrial Manufacturing Co Ltd	13,064,691
2,952,000		Hu Lane Associate, Inc	13,861,248
119

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

5,248,600		Powertech Technology, Inc	$14,386,010
3,529,000		Taiwan Paiho Ltd	10,808,195
1,113,700		VHQ Media Holdings Ltd	5,765,356
		TOTAL TAIWAN	65,051,205

UNITED KINGDOM - 17.4%
1,728,584	*	Ashtead Group plc	35,045,938
270,047	*	ASOS plc	17,939,565
2,702,405	g	Auto Trader Group plc	13,648,822
2,633,070		Beazley plc	13,469,730
8,721,213	*	boohoo.com plc	15,551,789
1,253,074		Cineworld Group plc	9,698,231
2,585,000		Electrocomponents plc	15,809,190
1,111,797		Fevertree Drinks plc	17,698,207
1,003,472		GlaxoSmithKline plc	19,392,068
1,894,966	*	Just Eat plc	12,905,454
3,246,029	*,e	Purplebricks Group plc	7,799,489
228,603		Rightmove plc	11,587,241
6,124,734		Taylor Wimpey plc	12,930,597
2,585,751		Vesuvius plc	15,360,066
682,442		WPP plc	15,883,211
		TOTAL UNITED KINGDOM	234,719,598

		TOTAL COMMON STOCKS (Cost $1,172,125,217)	1,340,073,094

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 4.2%
GOVERNMENT AGENCY DEBT - 0.5%
$7,450,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	7,450,000
		TOTAL GOVERNMENT AGENCY DEBT			7,450,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.7%
49,751,792	c	State Street Navigator Securities Lending Government Money Market Portfolio			49,751,792
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			49,751,792
		TOTAL SHORT-TERM INVESTMENTS			57,201,792
		(Cost $57,201,792)

		TOTAL INVESTMENTS - 103.5%			1,397,274,886
		(Cost $1,229,327,009)
		OTHER ASSETS & LIABILITIES, NET - (3.5)%			(46,773,547)
		NET ASSETS - 100.0%			$1,350,501,339

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,259,689.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $31,127,906 or 2.3% of net assets.
m	Indicates a security that has been deemed illiquid.
120

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$270,957,615	20.0%
FINANCIALS	231,886,330	17.2
INFORMATION TECHNOLOGY	193,863,072	14.4
INDUSTRIALS	155,951,814	11.5
MATERIALS	151,971,724	11.3
CONSUMER STAPLES	129,398,610	9.6
ENERGY	97,384,409	7.2
HEALTH CARE	94,308,587	7.0
REAL ESTATE	14,349,398	1.1
TELECOMMUNICATION SERVICES	1,535	0.0
SHORT-TERM INVESTMENTS	57,201,792	4.2
OTHER ASSETS & LIABILITIES, NET	(46,773,547)	(3.5)

NET ASSETS	$1,350,501,339	100.0%
121

TIAA-CREF FUNDS - International Small-Cap Equity

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 4.1%
226,000	*	Abacus Property Group	$481,673
1,290,000		Australian Pharmaceutical Industries Ltd	1,847,509
10,000		BlueScope Steel Ltd	85,033
15,000		Cedar Woods Properties Ltd	61,245
1,581,000	*	Cromwell Group	1,169,219
900,000		CSR Ltd	3,013,847
461,000		Downer EDI Ltd	2,169,922
12,000		GrainCorp Ltd-A	86,516
194,000	*	ING Office Fund	661,970
1,122,000		Nine Entertainment Co Holdings Ltd	847,616
77,000		Northern Star Resources Ltd	224,006
61,000		OceanaGold Corp	211,889
155,000		Pact Group Holdings Ltd	768,433
283,000		Regis Resources Ltd	685,867
13,000		Seven Network Ltd	72,199
52,000	*	WorleyParsons Ltd	390,996
		TOTAL AUSTRALIA	12,777,940

AUSTRIA - 1.2%
12,000		CA Immobilien Anlagen AG.	236,411
5,000		Lenzing AG.	714,359
16,000		Porr AG.	693,530
42,000		Sparkassen Immobilien AG.	487,465
191,000		Uniqa Versicherungen AG.	1,575,136
		TOTAL AUSTRIA	3,706,901

BELGIUM - 0.7%
12,000		Barco NV	1,041,890
14,000		Econocom Group	211,428
13,000		EVS Broadcast Equipment S.A.	449,773
2,000		Ion Beam Applications	85,044
8,000		Sioen Industries NV	252,517
		TOTAL BELGIUM	2,040,652

BRAZIL - 1.3%
75,000	*	Banco ABC Brasil S.A.	393,769
273,000	*	Cia de Saneamento do Parana	1,222,427
150,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,237,786
119,000		FPC Par Corretora de Seguros S.A.	532,481
20,000		Multiplus S.A.	225,822
110,000		QGEP Participacoes S.A.	198,241
35,000	g	Ser Educacional S.A.	197,008
		TOTAL BRAZIL	4,007,534
122

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

CANADA - 7.3%
46,000		Alamos Gold, Inc	$345,022
189,000	*	Baytex Energy Trust	753,821
8,000	*	Boardwalk REIT	290,121
24,000	*	Callidus Capital Corp	346,375
11,000	*	Canadian Apartment Properties REIT	268,142
47,000		Canadian Western Bank	1,068,765
5,000	*	Canfor Corp	54,217
98,000		Capital Power Corp	1,858,705
66,000		Corus Entertainment, Inc	655,308
115,000		Dominion Diamond Corp	1,151,546
211,000	*	Dream Global REIT	1,545,307
54,000	*	Enbridge Income Fund	1,418,836
140,000		Ensign Energy Services, Inc	954,313
14,000	*	Exchange Income Corp	430,571
93,000	*	Granite REIT	3,171,827
12,000		Home Capital Group, Inc	274,167
2,500		iShares S&P	32,430
79,000	*	Laurentian Bank of Canada	3,573,441
42,000	*	Paramount Resources Ltd (Class A)	539,666
132,000		Rogers Sugar, Inc	673,568
214	*	Seven Generations Energy Ltd	4,277
20,000		Silvercorp Metals, Inc	60,250
269,000	*	Superior Plus Corp	2,658,475
3,000		TFI International, Inc	81,199
4,000		TMX Group Ltd	211,735
		TOTAL CANADA	22,422,084

CHILE - 0.7%
37,000		Inversiones La Construccion S.A.	481,817
657,000		Parque Arauco S.A.	1,588,470
		TOTAL CHILE	2,070,287

CHINA - 3.7%
112,000		Baoye Group Co Ltd	82,909
1,428,000		BYD Electronic International Co Ltd	1,145,609
2,660,000		CGN New Energy Holdings Co Ltd	398,553
1,201,000	*	China SCE Property Holdings Ltd	384,431
161,000		China Shineway Pharmaceutical Group Ltd	185,434
1,182,000		CIFI Holdings Group Co Ltd	332,331
470,000		Guolian Securities Co Ltd	249,648
243,000	g	Hua Hong Semiconductor Ltd	270,496
1,690,000		Logan Property Holdings Co Ltd	685,389
198,000		Overseas Chinese Town Asia Holdings Ltd	77,638
507,000		Pacific Online	133,408
1,834,000		Powerlong Real Estate Holdings Ltd	540,204
1,355,000		Shandong Chenming Paper Holdings Ltd	1,548,715
176,000		Shandong Luoxin Pharmacy Stock Co Ltd	266,243
1,198,000		Sichuan Expressway Co Ltd	456,325
2,284,000		Sihuan Pharmaceutical Holdings	672,287
370,000		Technovator International Ltd	142,833
183,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	159,210
123

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

662,000		Tianneng Power International Ltd	$582,947
1,200,000		Winteam Pharmaceutical Group Ltd	565,476
713,000		Yingde Gases	432,054
13,480,000		Yuexiul Property Co Ltd	1,971,321
		TOTAL CHINA	11,283,461

DENMARK - 1.5%
126,000		Alm Brand AS	989,335
18,000		Schouw & Co	1,359,166
67,000		Sydbank AS	2,221,648
		TOTAL DENMARK	4,570,149

EGYPT - 0.6%
31,000		Alexandria Mineral Oils Co	134,354
11,113,000		Palm Hills Developments SAE	1,683,077
		TOTAL EGYPT	1,817,431

FINLAND - 1.0%
34,000		Kesko Oyj (B Shares)	1,720,436
115,000	*	Outokumpu Oyj	1,029,034
21,000		Valmet Corp	332,023
		TOTAL FINLAND	3,081,493

FRANCE - 2.5%
18,000		Altamir Amboise	257,266
6,000		Alten	446,913
3,000		Faurecia	130,349
55,000		Gaztransport Et Technigaz S.A.	2,269,884
8,000		Ipsen	619,895
5,000		IPSOS	165,725
74,000		M6-Metropole Television	1,454,612
14,000		MGI Coutier	393,406
14,000		Neopost S.A.	462,744
61,000		Rallye S.A.	1,354,889
6,000		Synergie S.A	247,681
		TOTAL FRANCE	7,803,364

GERMANY - 3.2%
89,000		Aareal Bank AG.	3,452,957
3,000	*	Bilfinger Berger AG.	124,672
15,000	*	Deutsche Beteiligungs AG.	539,886
48,000		Hamburger Hafen und Logistik AG.	978,451
26,000		MTU Aero Engines Holding AG.	3,114,503
76,000		SAF-Holland S.A.	1,155,943
11,000		Takkt AG.	245,565
3,000		Wincor Nixdorf AG.	213,800
		TOTAL GERMANY	9,825,777

GREECE - 0.5%
101,000		Motor Oil Hellas Corinth Refineries S.A.	1,448,571
		TOTAL GREECE	1,448,571
124

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

HONG KONG - 2.3%
703,000		Ajisen China Holdings Ltd	$282,167
2,004,000		Comba Telecom Systems Holdings Ltd	378,120
2,440,000		CSI Properties Ltd	105,005
1,050,000	*	Far East Consortium	454,972
7,752,000	*	Global Brands Group Holding Ltd	974,079
164,000		Great Eagle Holdings Ltd	745,926
168,000		Johnson Electric Holdings Ltd	447,017
978,000		Ju Teng International Holdings Ltd	314,658
1,242,000		K Wah International Holdings Ltd	620,386
532,000		Kingboard Chemical Holdings Ltd	1,830,632
139,000		Melco International Development	209,691
764,000		Texwinca Holdings Ltd	489,523
280,000		VST Holdings Ltd	98,125
		TOTAL HONG KONG	6,950,301

HUNGARY - 0.4%
664,000		Magyar Telekom	1,185,647
		TOTAL HUNGARY	1,185,647

INDIA - 0.7%
162,000		Vedanta Resources plc	2,140,875
		TOTAL INDIA	2,140,875

INDONESIA - 0.2%
9,300,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	428,835
9,234,000	*	PT Multipolar Corp Tbk	233,805
		TOTAL INDONESIA	662,640

IRELAND - 1.4%
21,000		Kingspan Group plc	611,170
35,000		Origin Enterprises plc	239,994
35,000	*	Permanent TSB Group Holdings plc	102,693
433,000	*	United Drug plc	3,502,170
		TOTAL IRELAND	4,456,027

ISRAEL - 0.5%
60,000		Delek Automotive Systems Ltd	550,924
9,000		Formula Systems 1985 Ltd	349,188
75,000		Matrix IT Ltd	603,376
		TOTAL ISRAEL	1,503,488

ITALY - 2.1%
96,000		Astaldi S.p.A.	625,673
184,000		Banca Mediolanum S.p.A	1,411,537
145,000		Banca Popolare dell’Emilia Romagna Scrl	824,623
7,000		Biesse S.p.A.	144,429
30,000		Buzzi Unicem S.p.A.	739,735
50,000		El.En. S.p.A	1,211,199
571,000		Maire Tecnimont S.p.A	1,608,679
		TOTAL ITALY	6,565,875
125

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

JAPAN - 22.3%
29,000		Adastria Holdings Co Ltd	$778,230
26,000		ADEKA Corp	378,667
27,000		Arcs Co Ltd	608,344
887,000		Ardepro Co Ltd	1,107,148
75,000		Asahi Holdings, Inc	1,487,907
9,000		Chori Co Ltd	156,168
57,000		Daiho Corp	263,342
11,000		Daikyonishikawa Corp	143,482
26,000	*	Dainippon Ink and Chemicals, Inc	805,147
518,000		Daiwabo Co Ltd	1,279,473
108,000		EDION Corp	1,036,769
39,000		Enplas Corp	1,153,015
73,000	*	Fukuda Corp	716,299
3,000		Fukuda Denshi Co Ltd	170,960
6,000	*	Furukawa Electric Co Ltd	203,582
80,000		Futaba Industrial Co Ltd	475,568
114,000		Geo Corp	1,316,972
15,000		Goldcrest Co Ltd	266,532
47,000		Green Hospital Supply, Inc	1,250,051
14,000		G-Tekt Corp	262,933
49,000		Hankyu Department Stores, Inc	810,966
54,000		Haseko Corp	595,161
222,000		Hazama Ando Corp	1,549,089
10,000		Hibiya Engineering Ltd	150,478
18,000		Hitachi Capital Corp	462,085
6,000		Hitachi Transport System Ltd	122,455
251,000		Hitachi Zosen Corp	1,318,599
29,000		Inabata & Co Ltd	330,902
33,000	*	Ishihara Sangyo Kaisha Ltd	269,269
78,000		Itochu Enex Co Ltd	632,266
3,000		Itochu Techno-Science Corp	80,697
211,000		Iwatani International Corp	1,175,523
49,000		Jaccs Co Ltd	221,871
167,000	*	Japan Display, Inc	453,405
33,000		Jeol Ltd	165,590
141,000		Jimoto Holdings Inc	238,399
8,000		Jowa Holdings Co Ltd	227,540
18,000		Kaken Pharmaceutical Co Ltd	915,089
32,000		Kandenko Co Ltd	297,294
556,000		Kanematsu Corp	979,315
9,000		Kansai Urban Banking Corp	117,907
70,000		Kasai Kogyo Co Ltd	808,351
41,000		Konoike Transport Co Ltd	540,860
49,000		K’s Holdings Corp	884,231
218,000		Leopalace21 Corp	1,248,800
41,000		Maeda Corp	357,424
19,000		Maeda Road Construction Co Ltd	328,430
40,000		Maruzen Showa Unyu Co Ltd	158,685
26,000		Marvelous AQL, Inc	194,745
18,000		Matsumotokiyoshi Holdings Co Ltd	894,892
44,000		Meidensha Corp	149,869
47,000		Mitsubishi Steel Manufacturing Co Ltd	107,227
126

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

1,211,000		Mitsui Engineering & Shipbuilding Co Ltd	$1,958,980
66,000	*	Mitsui Sugar Co Ltd	1,467,865
343,000		Mitsui-Soko Co Ltd	1,024,720
45,000	*	Mori Seiki Co Ltd	614,920
10,000		Namura Shipbuilding Co Ltd	66,564
200,000		NHK Spring Co Ltd	2,015,341
100,000		Nichii Gakkan Co	722,001
29,000		Nihon Unisys Ltd	374,707
87,000		Nippo Corp	1,644,730
154,000		Nippon Road Co Ltd	627,405
12,000		Nippon Soda Co Ltd	58,358
27,000	*	Nippon Steel Trading Co Ltd	1,111,158
37,000		Nippon Suisan Kaisha Ltd	182,177
99,000		Nishimatsu Construction Co Ltd	495,051
29,000		Nissin Kogyo Co Ltd	479,110
26,000		Nojima Corp	286,210
130,000		North Pacific Bank Ltd	522,154
128,000		NTN Corp	540,608
8,000	*	Okabe Co Ltd	67,646
109,000		Okumura Corp	660,436
18,000		Okuwa Co Ltd	183,587
40,000		Open House Co Ltd	936,260
20,000	*	PC Depot Corp	110,884
22,000		Penta-Ocean Construction Co Ltd	107,415
154,000		Rengo Co Ltd	940,491
19,000	*	Sanyo Chemical Industries Ltd	829,792
4,000		Sato Corp	85,882
39,000		Seino Holdings Corp	451,026
113,000		Shinko Plantech Co Ltd	809,112
230,000		Sky Perfect Jsat Corp	1,035,048
88,000		Sojitz Holdings Corp	226,813
15,000	*	Studio Alice Co Ltd	286,970
14,000		Sumitomo Densetsu Co Ltd	158,779
72,000		Sumitomo Forestry Co Ltd	990,431
1,021,000		Sumitomo Mitsui Construction C	1,084,112
17,000		Sumitomo Osaka Cement Co Ltd	68,454
21,000		Sun Frontier Fudousan Co Ltd	186,708
36,000		Taihei Dengyo Kaisha Ltd	344,752
23,000		Taiho Kogyo Co Ltd	335,149
8,000		Telepark Corp	130,927
65,000		Toho Pharmaceutical Co Ltd	1,402,341
53,000		Tokai Rika Co Ltd	1,054,826
21,000		Token Corp	1,483,869
27,000		Tokyo Derica Co Ltd	293,378
14,000	*	Tokyo Rope Manufacturing Co Ltd	236,783
159,000		Tokyu Construction Co Ltd	1,250,703
9,000	*	Topy Industries Ltd	251,537
112,000	*	Tosei Corp	756,397
12,000		Toshiba Plant Systems & Services Corp	180,771
128,000		Tosoh Corp	967,088
104,000	*	Toyo Tire & Rubber Co Ltd	1,261,626
45,000		TS Tech Co Ltd	1,148,460
51,000		Unipres Corp	1,075,988
127

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

51,000		United Super Markets Holdings, Inc	$445,826
12,000		Valor Co Ltd	311,810
77,000		VITAL KSK Holdings, Inc	686,710
26,000		Yamazen Corp	222,454
4,000		Yuasa Trading Co Ltd	108,133
109,000		Yurtec Corp	794,741
		TOTAL JAPAN	68,804,177

JERSEY, C.I. - 0.0%
39,000		Centamin plc	77,118
		TOTAL JERSEY, C.I.	77,118

KOREA, REPUBLIC OF - 3.9%
85,000		Daeduck Electronics Co	606,493
14,000		Daeduck GDS Co Ltd	161,401
3,000		Dong-A Pharmaceutical Co Ltd	324,021
80,000	*	Dongkuk Steel Mill Co Ltd	841,151
2,000	*	GS Home Shopping, Inc	311,811
29,000	*	Halim Co Ltd	99,470
17,000		Huvis Corp	118,041
10,000		Korea District Heating Corp	572,451
6,000	*	Kyungdong Pharm Co Ltd	90,612
5,000	*	LG Fashion Corp	92,172
3,000	*	LIG Insurance Co Ltd	63,576
5,000	*	LOTTE Himart Co Ltd	180,586
25,000	*	LS Cable Ltd	1,351,400
102,000	*	Meritz Fire & Marine Insurance Co Ltd	1,320,971
184,000	*	Meritz Securities Co Ltd	572,203
81,000		Mirae Asset Life Insurance Co Ltd	412,621
400		Namyang Dairy Products Co Ltd	251,982
2,000	*	Nong Shim Co Ltd	547,285
6,000	*	Samyang Corp	495,045
18,000		Seah Besteel Corp	385,691
3,000		SeAH Steel Corp	279,403
18,010	*	SK Gas Co Ltd	1,673,472
3,000		SL Corp	60,234
139,000		Tong Yang Life Insurance	1,266,362
		TOTAL KOREA, REPUBLIC OF	12,078,454

LUXEMBOURG - 0.2%
14,000		APERAM	662,109
		TOTAL LUXEMBOURG	662,109

MALAYSIA - 0.6%
484,000		Mah Sing Group BHD	162,809
243,000		MKH BHD	162,384
167,000		Scientex BHD	263,535
771,000		Sunway BHD	528,760
961,000		Supermax Corp BHD	453,041
303,000		Top Glove Corp BHD	355,706
66,000		UOA Development BHD	36,207
		TOTAL MALAYSIA	1,962,442
128

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

MEXICO - 0.1%
30,000		Banregio Grupo Financiero SAB de C.V.	$166,605
		TOTAL MEXICO	166,605

NETHERLANDS - 0.8%
37,000		ASM International NV	1,824,239
14,000		BE Semiconductor Industries NV	505,511
		TOTAL NETHERLANDS	2,329,750

NEW ZEALAND - 1.0%
1,401,000		Air New Zealand Ltd	2,158,619
509,000		Genesis Energy Ltd	806,633
		TOTAL NEW ZEALAND	2,965,252

NORWAY - 1.8%
28,000		Aker ASA (A Shares)	1,161,082
5,000		Aker BP ASA	90,977
51,000		Austevoll Seafood ASA	471,712
56,000		Borregaard ASA	616,146
29,000		Leroy Seafood Group ASA	1,614,617
19,000		Norway Royal Salmon ASA	423,858
123,000		Sparebanken Midt-Norge	1,028,970
37,000		Sparebanken Nord-Norge	243,360
		TOTAL NORWAY	5,650,722

PHILIPPINES - 0.2%
1,177,000		Benpres Holdings Corp	187,310
1,475,000		Cosco Capital, Inc	272,167
147,000		First Philippine Holdings Corp	209,726
		TOTAL PHILIPPINES	669,203

PORTUGAL - 0.8%
257,000		Altri SGPS S.A.	1,127,214
381,000		Portucel Empresa Produtora de Pasta e Papel S.A.	1,387,647
99,000	*	Sonae SPGS S.A.	85,216
		TOTAL PORTUGAL	2,600,077

RUSSIA - 0.7%
1,117,000	m	Federal Grid Co Unified Energy System JSC (GDR)	2,155,324
		TOTAL RUSSIA	2,155,324

SINGAPORE - 1.5%
468,000		Ascendas Hospitality Trust	244,070
134,000		CWT Ltd	190,159
1,053,000		Japfa Ltd	776,914
195,000		QAF Ltd	201,316
321,000		Venture Corp Ltd	2,322,137
1,048,000		Yanlord Land Group Ltd	1,033,611
		TOTAL SINGAPORE	4,768,207
129

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

SOUTH AFRICA - 1.9%
221,000		Alexander Forbes Group Holdings Ltd	$117,265
233,000		Barloworld Ltd	1,915,741
579,000		Delta Property Fund Ltd	350,193
141,000		Harmony Gold Mining Co Ltd	355,293
492,000	*	Petra Diamonds Ltd	939,337
118,000		Raubex Group Ltd	200,622
383,000		Rebosis Property Fund Ltd	360,972
2,270,000		S.A. Corporate Real Estate Fund Nominees Pty Ltd	960,223
541,903		Vukile Property Fund Ltd	752,029
		TOTAL SOUTH AFRICA	5,951,675

SPAIN - 1.1%
78,000		Antena 3 de Television S.A.	887,674
85,000		Cie Automotive S.A.	1,581,380
12,000		Gestevision Telecinco S.A.	146,874
84,000	*,g	Global Dominion Access S.A.	286,218
45,000		Merlin Properties Socimi S.A.	504,052
		TOTAL SPAIN	3,406,198

SWEDEN - 4.1%
16,000		Biogaia AB (B Shares)	579,849
63,000		Bure Equity AB	710,951
30,000	*	D Carnegie & Co AB	377,226
41,000		Intrum Justitia AB	1,380,304
27,000		Investment AB Oresund	467,661
85,000		JM AB	2,563,174
105,000		KappAhl Holding AB	628,175
14,000	*	Probi AB	834,108
33,000		Saab AB (Class B)	1,347,652
186,000		Trelleborg AB (B Shares)	3,858,683
		TOTAL SWEDEN	12,747,783

SWITZERLAND - 2.8%
9,000		BKW S.A.	454,298
5,500		Bossard Holding AG.	914,860
87,000		Logitech International S.A.	2,491,670
6,200		Mobimo Holding AG.	1,622,758
14,000		Temenos Group AG.	1,017,985
36,000		Vontobel Holding AG.	2,013,642
		TOTAL SWITZERLAND	8,515,213

TAIWAN - 4.3%
284,000		Asia Vital Components Co Ltd	224,539
135,000		Benq Corp	70,599
1,459,000		China Motor Corp	1,333,848
276,000		CTCI Corp	429,682
471,000		General Interface Solution Holding Ltd	1,492,730
1,974,000		Grand Pacific Petrochemical	1,286,297
148,000		Kindom Construction Co	92,400
836,000		LEE Chang Yung Chem IND Corp	1,182,563
896,000		Mercuries & Associates Holding Ltd	658,500
568,000		Mitac Holdings Corp	627,651
249,000		Primax Electronics Ltd	354,923
130

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

238,000		Radiant Opto-Electronics Corp	$432,672
86,000		Senao International Co Ltd	143,214
429,000		Sercomm Corp	1,096,757
269,000		Systex Corp	520,777
368,000		Tripod Technology Corp	897,062
2,113,000		USI Corp	1,076,811
2,476,000		Walsin Lihwa Corp	962,815
256,000		WT Microelectronics Co Ltd	355,150
		TOTAL TAIWAN	13,238,990

THAILAND - 1.4%
219,000		Hana Microelectronics PCL (Foreign)	264,442
166,000		Kiatnakin Bank PCL (Foreign)	268,843
1,518,000		LPN Development PCL (Foreign)	517,510
17,235,000		Quality House PCL	1,292,536
1,550,000		SC Asset Corp PCL	167,315
672,000		SVI PCL	105,924
2,550,000		SVI PCL (Foreign)	401,945
247,000		Thai Vegetable Oil PCL	287,617
333,000		Thaicom PCL	209,044
609,000		Thanachart Capital PCL	821,349
33,000		Tisco Bank PCL	57,183
		TOTAL THAILAND	4,393,708

TURKEY - 0.8%
33,000		Akcansa Cimento AS	124,048
100,000		Aksa Akrilik Kimya Sanayii	278,706
145,000		Aygaz AS	490,301
30,000		Pinar SUT Mamulleri Sanayii AS	135,867
441,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	403,558
1,096,000		Trakya Cam Sanayi AS	899,118
		TOTAL TURKEY	2,331,598

UNITED KINGDOM - 10.8%
726,000	*	boohoo.com plc	1,294,613
117,000	*	Chemring Group plc	282,597
135,000	*	Daily Mail & General Trust	1,179,024
27,000	*	Dialog Semiconductor plc	1,256,365
107,000		Diploma plc	1,366,250
185,000		Electrocomponents plc	1,131,412
233,000		Elementis plc	787,712
89,000		Fevertree Drinks plc	1,416,752
1,863,000		Hays plc	3,584,856
158,000		HomeServe plc	1,187,614
639,000		JD Sports Fashion plc	2,798,771
10,000		John Wood Group plc	105,789
75,000	*	KAZ Minerals plc	445,020
498,000		Melrose Industries plc	1,226,058
26,000		Northgate plc	166,320
38,000		OneSavings Bank plc	161,912
461,000	*	Paragon Group of Cos plc	2,347,528
549,000	*	QinetiQ plc	1,825,988
135,000		Redrow plc	754,894
131

TIAA-CREF FUNDS - International Small-Cap Equity

SHARES		COMPANY	VALUE

61,000		RPC Group plc	$823,755
44,000		Spectris plc	1,338,871
640,000		SSP Group plc	3,147,212
26,000		Telecom Plus plc	397,729
10,000		TORM plc	93,635
141,000	*	Tullow Oil plc	525,413
146,000		Victrex plc	3,498,753
14,000	*,g	Zoopla Property Group plc	64,495
		TOTAL UNITED KINGDOM	33,209,338

UNITED STATES - 2.3%
6,000		iShares MSCI EAFE Small-Cap ETF	310,500
2,500		iShares MSCI Emerging Markets Small-Cap ETF	106,475
66,100		iShares MSCI India Small-Cap ETF	2,349,855
98,400		VanEck Vectors India Small-Cap Index ETF	4,450,632
		TOTAL UNITED STATES	7,217,462

		TOTAL COMMON STOCKS (Cost $302,792,688)	306,221,902

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$2,850,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	2,850,000
	TOTAL GOVERNMENT AGENCY DEBT			2,850,000

	TOTAL SHORT-TERM INVESTMENTS			2,850,000
	(Cost $2,850,000)

	TOTAL INVESTMENTS - 100.2%			309,071,902
	(Cost $305,642,688)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(654,192)
	NET ASSETS - 100.0%			$308,417,710

Abbreviation(s):
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $818,217 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
132

TIAA-CREF FUNDS - International Small-Cap Equity

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$60,039,706	19.5%
CONSUMER DISCRETIONARY	47,042,244	15.2
MATERIALS	35,899,559	11.6
FINANCIALS	34,359,114	11.1
INFORMATION TECHNOLOGY	31,481,003	10.2
REAL ESTATE	31,456,970	10.2
UTILITIES	18,661,824	6.1
HEALTH CARE	17,468,104	5.7
CONSUMER STAPLES	16,509,418	5.3
ENERGY	11,909,269	3.9
TELECOMMUNICATION SERVICES	1,394,691	0.5
SHORT-TERM INVESTMENTS	2,850,000	0.9
OTHER ASSETS & LIABILITIES, NET	(654,192)	(0.2)

NET ASSETS	$308,417,710	100.0%

133

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.6%
1,069		AGL Energy Ltd	$18,331
1,739		Amcor Ltd	18,875
13,984		AMP Ltd	53,077
3,469	*	APA Group	22,160
9,772		Australia & New Zealand Banking Group Ltd	217,118
239		Bendigo Bank Ltd	2,276
1,378		Boral Ltd	6,090
6,452		Brambles Ltd	50,990
2,186		Caltex Australia Ltd	47,442
4,830		Coca-Cola Amatil Ltd	35,719
167		Cochlear Ltd	15,864
4,939		Commonwealth Bank of Australia	306,021
255		Computershare Ltd	2,494
1,343	*	GPT Group (ASE)	4,769
10,833		Healthscope Ltd	17,990
1,935		Insurance Australia Group Ltd	8,469
1,393		Lend Lease Corp Ltd	14,896
2,067	*	Macquarie Goodman Group	10,854
1,858		Macquarie Group Ltd	119,312
17,486	*	Mirvac Group	26,935
9,084		National Australia Bank Ltd	208,897
6,466		Newcrest Mining Ltd	106,037
2,279		QR National Ltd	8,658
1,702		Ramsay Health Care Ltd	86,266
7,947		Scentre Group	26,518
48,050		South32 Ltd	100,568
12,696	*	Stockland Trust Group	41,896
1,906	*	Sydney Airport	8,458
5,570	*	Transurban Group (ASE)	43,101
3,456		Wesfarmers Ltd	105,578
10,408		Westpac Banking Corp	250,557
2,997		Woodside Petroleum Ltd	71,858
		TOTAL AUSTRALIA	2,058,074

AUSTRIA - 0.3%
1,914		OMV AG.	66,986
		TOTAL AUSTRIA	66,986

BELGIUM - 0.5%
1,709		KBC Groep NV	110,995
437		Umicore	24,478
		TOTAL BELGIUM	135,473
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.7%
578		Coloplast AS	$41,446
521	*	Genmab AS	100,897
5,593		Novo Nordisk AS	202,130
664		Novozymes AS	25,883
218		Pandora AS	28,569
585		Vestas Wind Systems AS	41,025
		TOTAL DENMARK	439,950

FINLAND - 0.8%
1,466		Metso Oyj	45,069
1,667		Neste Oil Oyj	58,000
137		Nokian Renkaat Oyj	5,139
800		Orion Oyj (Class B)	37,239
1,487		Wartsila Oyj (B Shares)	74,676
		TOTAL FINLAND	220,123

FRANCE - 10.0%
1,877		Accor S.A.	76,067
216		Aeroports de Paris	23,969
1,547		Air Liquide	167,020
532		Atos Origin S.A.	56,602
7,306		AXA S.A.	179,561
1,841		Bouygues S.A.	66,894
1,171		Bureau Veritas S.A.	22,932
727		Cap Gemini S.A.	59,191
2,649		Carrefour S.A.	64,803
680		Casino Guichard Perrachon S.A.	36,667
471		Christian Dior S.A.	101,107
2,198		CNP Assurances	41,307
2,626		Compagnie de Saint-Gobain	129,030
503		Eiffage S.A.	36,161
1,063		Essilor International S.A.	124,707
295		Eurazeo	18,169
128		Gecina S.A.	16,506
2,507		Groupe Danone	157,161
234		Icade	16,589
8		JC Decaux S.A.	256
491		Kering	116,878
241		Lagardere S.C.A.	6,046
1,196		Legrand S.A.	69,465
709		L’Oreal S.A.	128,908
359		Michelin (C.G.D.E.) (Class B)	38,568
12,234		Natixis	72,493
412		Renault S.A.	37,098
3,364		Rexel S.A.	58,671
2,253		Schneider Electric S.A.	161,211
3,578		Suez Environnement S.A.	54,198
6,415		Total S.A.	324,568
470		Unibail-Rodamco	108,312
1,302		Valeo S.A.	79,578
4,169		Vivendi Universal S.A.	76,443
302		Wendel	35,742
		TOTAL FRANCE	2,762,878
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 8.7%
885		Adidas-Salomon AG.	$139,657
1,438		Allianz AG.	244,409
58		Axel Springer AG.	3,057
2,780		BASF SE	268,364
1,540		Bayerische Motoren Werke AG.	140,617
713		Bayerische Motoren Werke AG. (Preference)	53,564
262		Beiersdorf AG.	23,244
1,109		Brenntag AG.	64,519
1,086	*	Deutsche Boerse AG. (Tender)	100,209
4,359		Deutsche Post AG.	146,310
370		Fraport AG. Frankfurt Airport Services Worldwide	22,143
1,670		GEA Group AG.	69,200
1,137		HeidelbergCement AG.	109,839
550		Henkel KGaA	58,037
570		Henkel KGaA (Preference)	69,582
234		MAN AG.	24,259
988		Merck KGaA	109,008
2,298		Metro AG.	78,639
753		Muenchener Rueckver AG.	141,795
883		Osram Licht AG.	51,259
1,115		ProSiebenSat. Media AG.	47,434
2,974		SAP AG.	271,973
9,050		Telefonica Deutschland Holding AG.	37,858
4,827		TUI AG. (DI)	70,743
		TOTAL GERMANY	2,345,719

HONG KONG - 3.4%
28,500		BOC Hong Kong Holdings Ltd	113,940
11,500		CLP Holdings Ltd	112,247
13,000		Hang Lung Properties Ltd	31,994
5,300		Hang Seng Bank Ltd	108,030
13,000		Henderson Land Development Co Ltd	71,759
55,900		Hong Kong & China Gas Ltd	105,249
5,020		Hong Kong Exchanges and Clearing Ltd	121,418
6,000		Hysan Development Co Ltd	27,345
50,000		Li & Fung Ltd	21,682
17,933		MTR Corp	91,102
5,500		Swire Pacific Ltd (Class A)	56,034
10,600		Swire Properties Ltd	29,826
6,500		Yue Yuen Industrial Holdings	23,792
		TOTAL HONG KONG	914,418

IRELAND - 0.4%
2,151		CRH plc	74,609
435		Kerry Group plc (Class A)	30,570
		TOTAL IRELAND	105,179

ISRAEL - 0.3%
13,893		Bank Hapoalim Ltd	83,944
		TOTAL ISRAEL	83,944
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.3%
6,733		Assicurazioni Generali S.p.A.	$107,439
59,206		Banca Intesa S.p.A.	139,066
11,492		Banca Intesa S.p.A. RSP	25,422
13,939		Snam Rete Gas S.p.A.	53,053
6,241		Terna Rete Elettrica Nazionale S.p.A.	27,372
		TOTAL ITALY	352,352

JAPAN - 23.9%
1,200		Aeon Co Ltd	17,344
1,200		AEON Financial Service Co Ltd	21,483
800		Aeon Mall Co Ltd	11,594
900		Aisin Seiki Co Ltd	41,170
3,000		Ajinomoto Co, Inc	59,213
1,200		Alfresa Holdings Corp	19,752
1,000		All Nippon Airways Co Ltd	2,970
400		Amada Co Ltd	4,702
3,000	*	Asahi Glass Co Ltd	22,289
6,000		Asahi Kasei Corp	55,959
600	*	Asics Corp	11,688
8,500		Astellas Pharma, Inc	114,085
800		Casio Computer Co Ltd	11,054
800		Central Japan Railway Co	129,269
1,200	*	Chugai Pharmaceutical Co Ltd	35,266
1,700		Daicel Chemical Industries Ltd	18,799
1,200		Daikin Industries Ltd	119,115
1,800		Daiwa House Industry Co Ltd	48,748
2,800		Denso Corp	121,253
600	*	Dentsu, Inc	27,731
1,600		East Japan Railway Co	144,891
700		Eisai Co Ltd	38,585
100		Fast Retailing Co Ltd	31,452
3,200		Fuji Heavy Industries Ltd	128,051
1,300		Fujifilm Holdings Corp	50,343
9,000		Fujitsu Ltd	52,308
1,800		Hino Motors Ltd	18,991
400		Hitachi Chemical Co Ltd	11,356
400		Hitachi Construction Machinery Co Ltd	9,199
100		Hitachi High-Technologies Corp	4,283
2,700		Hitachi Metals Ltd	37,430
6,100	*	Honda Motor Co Ltd	181,529
5,000		Inpex Holdings, Inc	49,066
1,000		Kajima Corp	6,970
1,000		Kaneka Corp	8,616
300		Kansai Paint Co Ltd	5,828
1,100	*	Kao Corp	54,433
12,000		Kawasaki Heavy Industries Ltd	37,550
6,700		KDDI Corp	180,018
400	*	Keyence Corp	155,347
1,000		Kikkoman Corp	31,481
4,000	*	Kobe Steel Ltd	38,908
5,200		Komatsu Ltd	123,129
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

2,100		Konica Minolta Holdings, Inc	$21,754
5,900	*	Kubota Corp	93,794
600	*	Kuraray Co Ltd	9,510
1,600		Kyocera Corp	83,297
2,000	*	Kyowa Hakko Kogyo Co Ltd	27,083
200		Marui Co Ltd	2,860
11,400		Matsushita Electric Industrial Co Ltd	118,616
4,100		Mazda Motor Corp	60,336
6,600		Mitsubishi Corp	149,095
9,400		Mitsubishi Electric Corp	143,055
4,000		Mitsubishi Estate Co Ltd	76,136
1,500	*	Mitsubishi Materials Corp	51,188
5,600		Mitsubishi UFJ Lease & Finance Co Ltd	29,851
11,000		Mitsui Chemicals, Inc	51,729
4,000		Mitsui Fudosan Co Ltd	92,349
6,000		Mitsui OSK Lines Ltd	19,067
2,800	*	Mitsui Trust Holdings, Inc	104,365
94,000		Mizuho Financial Group, Inc	174,425
900		Murata Manufacturing Co Ltd	121,216
10,000		NEC Corp	23,080
1,000		NGK Insulators Ltd	19,608
1,500		NGK Spark Plug Co Ltd	33,785
400		Nikon Corp	6,456
3,300		Nippon Telegraph & Telephone Corp	145,769
8,000	*	Nippon Yusen Kabushiki Kaisha	16,917
12,900		Nissan Motor Co Ltd	127,622
500		Nissin Food Products Co Ltd	26,387
900		Nitto Denko Corp	71,214
1,500		NKSJ Holdings, Inc	54,315
400		Nomura Real Estate Holdings, Inc	6,880
100	*	Nomura Research Institute Ltd	3,417
4,700		NSK Ltd	57,054
4,700		NTT DoCoMo, Inc	112,377
700		Obayashi Corp	6,668
1,100		Omron Corp	45,132
600		Oriental Land Co Ltd	32,880
3,000		Osaka Gas Co Ltd	11,245
17,300		Resona Holdings, Inc	93,663
1,600		Santen Pharmaceutical Co Ltd	20,105
400		Secom Co Ltd	28,927
600		Sekisui Chemical Co Ltd	9,790
1,600	*	Sekisui House Ltd	25,882
1,900		Seven & I Holdings Co Ltd	75,864
1,700		Shin-Etsu Chemical Co Ltd	146,660
1,100		Shionogi & Co Ltd	52,978
500	*	Shiseido Co Ltd	13,975
2,100	*	Shoei Co Ltd	20,477
1,600	*	Showa Shell Sekiyu KK	15,684
5,300		Sony Corp	160,472
300		Stanley Electric Co Ltd	8,452
17,000		Sumitomo Chemical Co Ltd	90,576
8,700		Sumitomo Corp	109,061
1,100		Sumitomo Dainippon Pharma Co Ltd	18,660
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

2,900		Sumitomo Electric Industries Ltd	$42,197
2,000		Sumitomo Heavy Industries Ltd	13,751
6,000		Sumitomo Metal Mining Co Ltd	81,289
4,900		Sumitomo Mitsui Financial Group, Inc	192,237
1,200	*	Sumitomo Rubber Industries, Inc	18,743
1,200	*	Suntory Beverage & Food Ltd	51,057
500		Suzuken Co Ltd	16,507
900		Sysmex Corp	54,072
2,900		T&D Holdings, Inc	42,962
3,000		Takeda Pharmaceutical Co Ltd	125,657
400		TDK Corp	28,751
500	*	Teijin Ltd	10,553
1,000		Toho Gas Co Ltd	7,481
700		Tokyo Electron Ltd	72,509
15,000		Tokyo Gas Co Ltd	66,568
3,000		Tokyu Corp	22,095
3,300		Tokyu Fudosan Holdings Corp	19,291
4,000		Toray Industries, Inc	34,636
400		Toto Ltd	16,111
300		Toyo Suisan Kaisha Ltd	10,704
1,800		Toyota Industries Corp	86,868
1,600		Toyota Tsusho Corp	44,010
800		Yakult Honsha Co Ltd	41,113
100		Yamaha Corp	3,055
2,100	*	Yamaha Motor Co Ltd	43,679
1,400		Yaskawa Electric Corp	25,245
200		Yokogawa Electric Corp	3,196
		TOTAL JAPAN	6,589,343

LUXEMBOURG - 0.4%
1,243		SES Global S.A.	24,170
4,169		Tenaris S.A.	73,028
		TOTAL LUXEMBOURG	97,198

NETHERLANDS - 3.1%
14,933		Aegon NV	81,168
1,446		Akzo Nobel NV	98,133
1,155		ASML Holding NV	140,245
582		DSM NV	37,103
1,354		EXOR NV	61,781
99		Gemalto NV	5,753
13,606		ING Groep NV	195,463
2,994		Koninklijke Ahold Delhaize NV	63,783
3,851		Koninklijke Philips Electronics NV	112,998
866		Koninklijke Vopak NV	37,199
633		NN Group NV	22,418
7,090		Royal KPN NV	20,426
115		Wolters Kluwer NV	4,398
		TOTAL NETHERLANDS	880,868

NEW ZEALAND - 0.3%
4,092		Auckland International Airport Ltd	20,525
3,166		Fletcher Building Ltd	24,392
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

13,018	*	Meridian Energy Ltd	$25,152
2,064		Ryman Healthcare Ltd	13,193
		TOTAL NEW ZEALAND	83,262

NORWAY - 1.4%
4,017		DNB NOR Holding ASA	67,014
16,448		Norsk Hydro ASA	93,825
2,594		Orkla ASA	24,201
783		PAN Fish ASA	13,825
6,457		Statoil ASA	120,405
2,321		Telenor ASA	36,794
		TOTAL NORWAY	356,064

PORTUGAL - 0.3%
9,732		Energias de Portugal S.A.	28,302
4,537		Galp Energia SGPS S.A.	66,849
29		Jeronimo Martins SGPS S.A.	491
		TOTAL PORTUGAL	95,642

SINGAPORE - 1.8%
5,260		Ascendas REIT	9,184
22,200		CapitaLand Ltd	51,809
7,100	*	CapitaMall Trust	9,756
3,300		City Developments Ltd	21,661
9,765		DBS Group Holdings Ltd	132,022
13,700		Global Logistic Properties	25,249
1,300		Jardine Cycle & Carriage Ltd	38,120
18,700		Keppel Corp Ltd	82,057
1,500		Singapore Airlines Ltd	10,565
46,200		Singapore Telecommunications Ltd	127,022
		TOTAL SINGAPORE	507,445

SOUTH AFRICA - 0.6%
4,807		Al Noor Hospitals Group plc	47,560
8,533		Investec plc	60,542
2,733		Mondi plc	60,405
		TOTAL SOUTH AFRICA	168,507

SPAIN - 3.1%
1,436	*	Amadeus IT Holding S.A.	66,430
25,507		Banco Bilbao Vizcaya Argentaria S.A.	173,462
42,016		Banco de Sabadell S.A.	63,432
25,227		CaixaBank S.A.	92,469
82		Enagas	2,014
2,047		Ferrovial S.A.	37,158
474	*,m	Iberdrola S.A.	2,991
23,847		Iberdrola S.A.	150,621
3,860		Industria De Diseno Textil S.A.	127,671
1,014		Red Electrica Corp S.A.	18,132
7,790		Repsol YPF S.A.	115,456
		TOTAL SPAIN	849,836
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.8%
61		Alfa Laval AB	$1,140
3,048		Assa Abloy AB	57,676
3,499		Atlas Copco AB (A Shares)	112,219
3,001		Atlas Copco AB (B Shares)	87,033
3,402		Boliden AB	99,244
225		Electrolux AB (Series B)	5,983
12,818		Ericsson (LM) (B Shares)	75,861
2,532		Hennes & Mauritz AB (B Shares)	72,445
602		Industrivarden AB	11,665
13,092		Nordea Bank AB	158,050
2,665		Sandvik AB	35,974
5,259		Skandinaviska Enskilda Banken AB (Class A)	59,073
1,070		SKF AB (B Shares)	21,530
4,425		Svenska Handelsbanken AB	66,060
2,784		Swedbank AB (A Shares)	70,394
14,416		TeliaSonera AB	58,478
5,161		Volvo AB (B Shares)	66,049
		TOTAL SWEDEN	1,058,874

SWITZERLAND - 8.7%
7,497		ABB Ltd	178,660
505		Actelion Ltd	131,852
749		Adecco S.A.	53,594
1,093	*	Aryzta AG.	30,107
2,353		Coca-Cola HBC AG.	53,785
62		Givaudan S.A.	111,776
2,450		Holcim Ltd	131,917
332		Kuehne & Nagel International AG.	45,427
11		Lindt & Spruengli AG.	61,054
528		Lonza Group AG.	97,004
5,928		Novartis AG.	437,650
1,850		Roche Holding AG.	438,354
39		SGS S.A.	82,750
1,509		Swiss Re Ltd	141,014
229		Swisscom AG.	101,022
1,789		Wolseley plc	110,793
595		Zurich Financial Services AG.	171,344
		TOTAL SWITZERLAND	2,378,103

UNITED KINGDOM - 17.0%
10,882		3i Group plc	96,129
12,030	*	Aberdeen Asset Management plc	39,813
3,294		Associated British Foods plc	99,265
21,416		Aviva plc	128,943
8,363		Barratt Developments plc	50,433
768		Berkeley Group Holdings plc	27,125
8,809	*	British Land Co plc	64,748
38,286	*	BT Group plc	146,827
1,640		Bunzl plc	43,231
4,543		Burberry Group plc	93,947
7,992		Capita Group plc	50,423
10,102		CNH Industrial NV	89,743
141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,114		Coca-Cola European Partners plc	$38,468
613		Croda International plc	25,885
312		DCC plc	25,167
1,361		easyJet plc	16,316
14,621		GlaxoSmithKline plc	282,550
5,537		Hammerson plc	38,163
2,078		InterContinental Hotels Group plc	96,496
620		Intertek Group plc	26,540
10,476	e	Intu Properties plc	35,731
17,736		ITV plc	45,511
7,370		J Sainsbury plc	23,979
2,331	*	Johnson Matthey plc	95,613
9,245		Kingfisher plc	39,225
5,380		Land Securities Group plc	67,425
37,890		Legal & General Group plc	112,370
2,198		London Stock Exchange Group plc	87,999
6,930		Marks & Spencer Group plc	29,374
6,942		Meggitt plc	36,612
6,639	g	Merlin Entertainments plc	39,914
14,818		National Grid plc	173,566
651		Next plc	31,411
39,681		Old Mutual plc	104,199
5,871		Pearson plc	45,771
3,323		Petrofac Ltd	38,478
9,485		Prudential plc	183,807
2,005		Reckitt Benckiser Group plc	172,040
1,756		Reed Elsevier NV	29,660
4,567		Reed Elsevier plc	81,978
3,051		RSA Insurance Group plc	22,091
1,768		Schroders plc	65,572
6,292	*	Scottish & Southern Energy plc	118,281
3,091		Segro plc	17,956
8,389		Sky plc	105,992
15,171	*	Standard Chartered plc	148,560
12,757		Standard Life plc	55,736
6,066		Tate & Lyle plc	51,272
18,702		Taylor Wimpey plc	39,484
49,253	*	Tesco plc	120,993
1,549		Travis Perkins plc	28,410
3,676		Unilever NV	149,105
4,457		Unilever plc	180,535
8,198	*	United Utilities Group plc	94,937
8,798	*	Vodafone Group plc (ADR)	219,070
1,731		Whitbread plc	85,688
6,886		WM Morrison Supermarkets plc	20,529
6,077		WPP plc	141,437
		TOTAL UNITED KINGDOM	4,620,523

UNITED STATES - 0.3%
2,708	*	QIAGEN NV	78,799
		TOTAL UNITED STATES	78,799

		TOTAL COMMON STOCKS	27,249,560
		(Cost $27,842,855)
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

VALUE

TOTAL INVESTMENTS - 99.7% (Cost $27,842,855)	$27,249,560
OTHER ASSETS & LIABILITIES, NET - 0.3%	72,760
NET ASSETS - 100.0%	$27,322,320

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,846.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $39,914 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$6,195,557	22.7%
INDUSTRIALS	4,104,378	15.0
CONSUMER DISCRETIONARY	3,653,751	13.4
HEALTH CARE	2,785,259	10.2
MATERIALS	2,404,307	8.8
CONSUMER STAPLES	2,273,911	8.3
INFORMATION TECHNOLOGY	1,368,427	5.0
TELECOMMUNICATION SERVICES	1,185,661	4.3
REAL ESTATE	1,101,390	4.0
UTILITIES	1,091,900	4.0
ENERGY	1,085,019	4.0
OTHER ASSETS & LIABILITIES, NET	72,760	0.3

NET ASSETS	$27,322,320	100.0%

144

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
47,418	*	Adient plc	$3,010,569
40,171	*	American Axle & Manufacturing Holdings, Inc	819,488
111,683		BorgWarner, Inc	4,560,017
26,375		Cooper Tire & Rubber Co	956,094
7,728	*	Cooper-Standard Holding, Inc	813,604
72,245		Dana Holding Corp	1,455,014
141,160		Delphi Automotive plc	9,889,670
20,495	*	Dorman Products, Inc	1,414,565
2,026,120		Ford Motor Co	25,042,843
12,970	*	Fox Factory Holding Corp	335,923
735,140		General Motors Co	26,913,475
147,781		Gentex Corp	3,087,145
17,656	*	Gentherm, Inc	625,022
138,174		Goodyear Tire & Rubber Co	4,475,456
92,574		Harley-Davidson, Inc	5,280,421
11,160	*	Horizon Global Corp	218,401
38,130		Lear Corp	5,417,892
7,570		Metaldyne Performance Group, Inc	178,652
24,436	*	Modine Manufacturing Co	332,330
8,720	*	Motorcar Parts of America, Inc	228,726
16,273		Spartan Motors, Inc	128,557
11,059		Standard Motor Products, Inc	551,512
12,077	*	Stoneridge, Inc	198,183
1,415		Strattec Security Corp	43,582
12,118		Superior Industries International, Inc	279,320
28,897	*	Tenneco, Inc	1,949,103
64,943	*,e	Tesla Motors, Inc	16,361,090
24,368		Thor Industries, Inc	2,522,088
13,047		Tower International, Inc	341,831
3,070		Unique Fabricating, Inc	39,971
22,231		Visteon Corp	1,991,231
12,900		Winnebago Industries, Inc	405,060
6,207	*,e	Workhorse Group, Inc	20,111
		TOTAL AUTOMOBILES & COMPONENTS	119,886,946

BANKS - 7.0%
6,433		1st Source Corp	290,193
2,590	e	Access National Corp	69,101
3,009		ACNB Corp	90,270
5,241	*	Allegiance Bancshares, Inc	170,070
3,144		American National Bankshares, Inc	111,612
16,401		Ameris Bancorp	739,685
3,475		Ames National Corp	112,242
4,695		Arrow Financial Corp	165,733
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,608,776
43,500		Astoria Financial Corp	822,585
8,335	*	Atlantic Capital Bancshares, Inc	159,198
24,354	e	Banc of California, Inc	384,793
3,811		Bancfirst Corp	359,568
18,072		Banco Latinoamericano de Exportaciones S.A. (Class E)	491,558
38,151		Bancorpsouth, Inc	1,133,085
19,189		Bank Mutual Corp	183,255
5,407,523		Bank of America Corp	122,426,321
28,857		Bank of Hawaii Corp	2,479,105
2,316		Bank of Marin Bancorp	155,635
6,427		Bank of NT Butterfield & Son Ltd	211,384
49,453	e	Bank of the Ozarks, Inc	2,713,486
7,344		BankFinancial Corp	98,924
48,616		BankUnited	1,857,131
2,566		Bankwell Financial Group, Inc	75,209
19,110		Banner Corp	1,072,453
4,605		Bar Harbor Bankshares	199,535
435,146		BB&T Corp	20,099,394
6,029		Bear State Financial, Inc	60,712
34,168		Beneficial Bancorp, Inc	609,899
15,102		Berkshire Hills Bancorp, Inc	534,611
11,500		Blue Hills Bancorp, Inc	218,500
18,329		BNC Bancorp	646,097
31,140	*,e	BofI Holding, Inc	918,630
12,602		BOK Financial Corp	1,036,388
33,474		Boston Private Financial Holdings, Inc	552,321
8,056		Bridge Bancorp, Inc	291,224
33,112		Brookline Bancorp, Inc	521,514
8,081		Bryn Mawr Bank Corp	323,644
3,755	*	BSB Bancorp, Inc	104,201
1,549		C&F Financial Corp	67,149
7,531		Camden National Corp	312,386
10,587		Capital Bank Financial Corp	417,128
4,271		Capital City Bank Group, Inc	88,367
90,206		Capitol Federal Financial	1,393,683
12,761		Cardinal Financial Corp	400,185
4,967		Carolina Financial Corp	148,762
11,872	*	Cascade Bancorp	94,620
36,003		Cathay General Bancorp	1,311,949
22,222		Centerstate Banks of Florida, Inc	541,995
8,558		Central Pacific Financial Corp	268,122
4,092		Central Valley Community Bancorp	82,781
1,649		Century Bancorp, Inc	99,435
8,748		Charter Financial Corp	150,291
34,513		Chemical Financial Corp	1,705,978
1,442		Chemung Financial Corp	49,302
105,392		CIT Group, Inc	4,341,096
1,470,723		Citigroup, Inc	82,110,465
5,032		Citizens & Northern Corp	119,560
275,162		Citizens Financial Group, Inc	9,952,610
6,773		City Holding Co	440,855
10,322		Clifton Bancorp, Inc	160,197
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,791		CNB Financial Corp	$135,857
17,885		CoBiz, Inc	313,345
3,855		Codorus Valley Bancorp, Inc	98,958
37,950		Columbia Banking System, Inc	1,508,892
89,827		Comerica, Inc	6,066,017
61,027		Commerce Bancshares, Inc	3,449,856
33,347		Community Bank System, Inc	1,946,131
6,977		Community Trust Bancorp, Inc	322,686
11,785		ConnectOne Bancorp, Inc	291,089
2,437		County Bancorp, Inc	66,530
6,901	*	CU Bancorp	250,161
28,081		Cullen/Frost Bankers, Inc	2,510,441
11,525	*	Customers Bancorp, Inc	397,151
65,768		CVB Financial Corp	1,482,411
15,318		Dime Community Bancshares	327,805
21,743	*	Eagle Bancorp, Inc	1,331,759
70,051		East West Bancorp, Inc	3,603,423
3,160		Enterprise Bancorp, Inc	106,208
11,187		Enterprise Financial Services Corp	465,939
2,384	*	Equity Bancshares, Inc	77,861
4,031		ESSA Bancorp, Inc	63,811
44,448	*	Essent Group Ltd	1,536,567
38,938		EverBank Financial Corp	756,565
2,904		Farmers Capital Bank Corp	107,884
11,953		Farmers National Banc Corp	150,608
14,519	*	FCB Financial Holdings, Inc	681,667
6,393		Federal Agricultural Mortgage Corp (Class C)	355,834
10,179		Fidelity Southern Corp	236,662
388,517		Fifth Third Bancorp	10,140,294
5,686		Financial Institutions, Inc	187,354
9,604		First Bancorp (NC)	281,109
60,455	*	First Bancorp (Puerto Rico)	406,258
3,643		First Bancorp, Inc	98,361
15,209		First Busey Corp	444,863
3,244		First Business Financial Services, Inc	78,602
4,890		First Citizens Bancshares, Inc (Class A)	1,793,359
43,405		First Commonwealth Financial Corp	612,879
6,839		First Community Bancshares, Inc	199,015
6,078	*,e	First Community Financial Partners, Inc	72,328
6,547		First Connecticut Bancorp	148,290
3,699		First Defiance Financial Corp	179,254
29,861		First Financial Bancorp	822,671
46,980	e	First Financial Bankshares, Inc	2,003,697
4,551		First Financial Corp	220,041
4,121		First Financial Northwest, Inc	85,511
12,948	*	First Foundation, Inc	187,746
15,036		First Hawaiian, Inc	496,038
106,441		First Horizon National Corp	2,128,820
2,693	e	First Internet Bancorp	83,887
9,611		First Interstate Bancsystem, Inc	395,493
19,713		First Merchants Corp	755,599
2,943		First Mid-Illinois Bancshares, Inc	92,734
38,814		First Midwest Bancorp, Inc	942,404
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,317	*,e	First NBC Bank Holding Co	$37,268
5,007	*	First Northwest Bancorp	74,154
10,183		First of Long Island Corp	275,959
73,914		First Republic Bank	6,972,308
10,681	*	Flagstar Bancorp, Inc	275,249
11,966		Flushing Financial Corp	325,475
102,037		FNB Corp	1,524,433
4,591	*	Franklin Financial Network, Inc	176,983
119,516		Fulton Financial Corp	2,175,191
6,871		German American Bancorp, Inc	329,739
37,114		Glacier Bancorp, Inc	1,318,660
5,092		Great Southern Bancorp, Inc	254,855
29,976		Great Western Bancorp, Inc	1,281,474
4,011	*	Green Bancorp, Inc	68,789
5,658		Guaranty Bancorp	136,924
37,485		Hancock Holding Co	1,718,687
12,696		Hanmi Financial Corp	420,872
10,567		Heartland Financial USA, Inc	494,536
12,384		Heritage Commerce Corp	173,871
14,020		Heritage Financial Corp	357,510
9,193		Heritage Oaks Bancorp	124,473
50,470		Hilltop Holdings, Inc	1,381,869
689		Hingham Institution for Savings	133,246
2,808		Home Bancorp, Inc	99,881
58,908		Home Bancshares, Inc	1,586,982
8,704	*	HomeStreet, Inc	228,045
8,420	*	HomeTrust Bancshares, Inc	208,395
62,060		Hope Bancorp, Inc	1,297,675
7,909		Horizon Bancorp	202,708
542,842		Huntington Bancshares, Inc	7,344,652
22,792		IBERIABANK Corp	1,872,363
3,645	*	Impac Mortgage Holdings, Inc	50,374
12,342		Independent Bank Corp (MA)	769,524
9,223		Independent Bank Corp (MI)	193,683
5,695		Independent Bank Group, Inc	353,944
26,696		International Bancshares Corp	990,422
144,820		Investors Bancorp, Inc	2,078,167
1,918,631		JPMorgan Chase & Co	162,373,742
44,908		Kearny Financial Corp	684,847
601,559		Keycorp	10,810,015
18,503		Lakeland Bancorp, Inc	343,231
14,457		Lakeland Financial Corp	642,180
4,465		LCNB Corp	100,462
22,639		LegacyTexas Financial Group, Inc	935,443
3,216	*,e	LendingTree, Inc	359,870
9,830		Live Oak Bancshares, Inc	201,023
75,722		M&T Bank Corp	12,310,126
12,652		Macatawa Bank Corp	129,303
11,159		MainSource Financial Group, Inc	366,685
32,489		MB Financial, Inc	1,446,735
8,948		MBT Financial Corp	96,638
6,978		Mercantile Bank Corp	225,389
1,972		Merchants Bancshares, Inc	100,572
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,771		Meridian Bancorp, Inc	$636,583
4,177		Meta Financial Group, Inc	366,949
170,971	*	MGIC Investment Corp	1,820,841
2,446		Middleburg Financial Corp	83,996
1,950		Midland States Bancorp, Inc	66,027
3,997		MidWestOne Financial Group, Inc	141,134
2,513		MutualFirst Financial, Inc	78,531
16,489		National Bank Holdings Corp	535,892
2,810	e	National Bankshares, Inc	122,375
4,061	*	National Commerce Corp	152,287
16,262	*,e	Nationstar Mortgage Holdings, Inc	294,993
20,562		NBT Bancorp, Inc	837,696
283,638		New York Community Bancorp, Inc	4,308,461
3,552	*	Nicolet Bankshares, Inc	172,165
20,415	*	NMI Holdings, Inc	220,482
23,793		Northfield Bancorp, Inc	429,464
3,306		Northrim BanCorp, Inc	93,394
70,271		Northwest Bancshares, Inc	1,199,526
9,848		OceanFirst Financial Corp	279,782
21,168		OFG Bancorp	280,476
4,255		Old Line Bancshares, Inc	114,077
64,572		Old National Bancorp	1,146,153
11,628		Old Second Bancorp, Inc	125,582
8,781		Opus Bank	178,693
27,054		Oritani Financial Corp	469,387
3,502		Orrstown Financial Services, Inc	76,869
9,324		Pacific Continental Corp	231,235
13,151	*	Pacific Premier Bancorp, Inc	517,492
72,344		PacWest Bancorp	4,007,858
10,915		Park National Corp	1,209,273
25,387		Park Sterling Bank	297,028
7,363		Peapack Gladstone Financial Corp	222,399
1,915		Penns Woods Bancorp, Inc	88,473
5,122	*	PennyMac Financial Services, Inc	86,562
7,855		Peoples Bancorp, Inc	243,898
3,001		Peoples Financial Services Corp	129,043
159,647		People’s United Financial, Inc	2,993,381
6,152		People’s Utah Bancorp	155,338
26,058	*	PHH Corp	379,926
29,714		Pinnacle Financial Partners, Inc	1,986,381
258,099		PNC Financial Services Group, Inc	31,090,606
57,190		Popular, Inc	2,540,952
5,949		Preferred Bank	329,634
4,455		Premier Financial Bancorp, Inc	81,616
44,009		PrivateBancorp, Inc	2,405,532
32,606		Prosperity Bancshares, Inc	2,368,174
2,962		Provident Financial Holdings, Inc	54,886
22,929		Provident Financial Services, Inc	606,931
5,576		QCR Holdings, Inc	233,913
110,944		Radian Group, Inc	2,041,370
659,651		Regions Financial Corp	9,505,571
19,695		Renasant Corp	783,861
4,212		Republic Bancorp, Inc (Class A)	145,946
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,691	*	Republic First Bancorp, Inc	$118,467
16,780		S&T Bancorp, Inc	631,264
11,418		Sandy Spring Bancorp, Inc	467,795
14,091	*	Seacoast Banking Corp of Florida	306,902
25,087		ServisFirst Bancshares, Inc	1,004,483
5,605		SI Financial Group, Inc	84,355
5,108		Sierra Bancorp	136,690
28,903	*	Signature Bank	4,552,801
14,281		Simmons First National Corp (Class A)	859,002
15,850		South State Corp	1,416,990
2,686	*	Southern First Bancshares, Inc	95,084
2,726		Southern Missouri Bancorp, Inc	91,757
5,361		Southern National Bancorp of Virginia, Inc	85,937
11,996		Southside Bancshares, Inc	409,783
7,722		Southwest Bancorp, Inc	213,899
17,135		State Bank & Trust Co	453,049
52,783		Sterling Bancorp/DE	1,258,875
10,273		Stock Yards Bancorp, Inc	460,230
5,678		Stonegate Bank	258,406
7,442		Suffolk Bancorp	308,248
4,018		Summit Financial Group, Inc	105,071
5,433		Sun Bancorp, Inc	135,825
256,489		SunTrust Banks, Inc	14,573,705
28,005	*	SVB Financial Group	4,823,301
67,263		Synovus Financial Corp	2,803,522
67,434		TCF Financial Corp	1,169,980
3,666		Territorial Bancorp, Inc	116,102
28,042	*	Texas Capital Bancshares, Inc	2,313,465
48,502		TFS Financial Corp	848,300
25,736	*	The Bancorp, Inc	154,159
10,111		Tompkins Trustco, Inc	915,551
27,394		TowneBank	882,087
9,011		Trico Bancshares	332,236
8,498	*	Tristate Capital Holdings, Inc	188,656
7,756	*	Triumph Bancorp, Inc	209,800
43,902		Trustco Bank Corp NY	368,777
36,220		Trustmark Corp	1,217,716
21,800		UMB Financial Corp	1,681,652
106,950		Umpqua Holdings Corp	1,958,254
20,968		Union Bankshares Corp	770,784
1,900	e	Union Bankshares, Inc	78,850
46,637	e	United Bankshares, Inc	2,089,338
37,399		United Community Banks, Inc	1,052,034
19,365		United Community Financial Corp	164,796
19,970		United Financial Bancorp, Inc (New)	360,458
11,444		Univest Corp of Pennsylvania	322,149
842,059		US Bancorp	44,334,406
150,278		Valley National Bancorp	1,819,867
4,072	*	Veritex Holdings, Inc	110,596
13,347	*	Walker & Dunlop, Inc	419,229
16,698	*,e	Walter Investment Management Corp	63,452
51,702		Washington Federal, Inc	1,698,411
7,198		Washington Trust Bancorp, Inc	392,291
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,940		WashingtonFirst Bankshares, Inc	$109,729
13,586		Waterstone Financial, Inc	245,907
41,542		Webster Financial Corp	2,181,786
2,404,659		Wells Fargo & Co	135,454,441
22,096		WesBanco, Inc	916,984
6,091		West Bancorporation, Inc	138,875
23,741	e	Westamerica Bancorporation	1,347,302
45,525	*	Western Alliance Bancorp	2,248,024
7,045		Western New England Bancorp, Inc	68,336
23,570		Wintrust Financial Corp	1,687,612
100,521	*	WMIH Corp	155,808
12,825		WSFS Financial Corp	580,972
1,525	*	Xenith Bankshares, Inc	39,711
24,350		Yadkin Financial Corp	779,200
103,123		Zions Bancorporation	4,350,759
		TOTAL BANKS	879,252,661

CAPITAL GOODS - 7.8%
306,305		3M Co	53,548,240
89,043		A.O. Smith Corp	4,340,846
25,084		Aaon, Inc	851,602
17,331		AAR Corp	554,419
27,308		Actuant Corp (Class A)	714,104
22,303		Acuity Brands, Inc	4,621,851
19,055		Advanced Drainage Systems, Inc	459,225
77,795	*	Aecom Technology Corp	2,872,969
20,604	*	Aegion Corp	479,249
28,687	*	Aerojet Rocketdyne Holdings, Inc	519,522
9,931	*	Aerovironment, Inc	260,093
36,885		AGCO Corp	2,316,378
50,183		Air Lease Corp	1,825,658
28,765		Aircastle Ltd	641,459
4,528		Alamo Group, Inc	342,453
13,760		Albany International Corp (Class A)	652,912
48,362		Allegion plc	3,175,933
2,945		Allied Motion Technologies, Inc	64,908
73,411		Allison Transmission Holdings, Inc	2,567,917
13,520		Altra Holdings, Inc	504,296
8,663	*	Ameresco, Inc	45,048
6,730	e	American Railcar Industries, Inc	299,754
6,024	*,e	American Superconductor Corp	42,108
8,421	*	American Woodmark Corp	599,575
117,423		Ametek, Inc	6,000,315
13,179		Apogee Enterprises, Inc	752,257
16,844		Applied Industrial Technologies, Inc	1,018,220
227,983		Arconic, Inc	5,195,733
7,663		Argan, Inc	565,146
11,629	*	Armstrong Flooring, Inc	244,558
20,205	*	Armstrong World Industries, Inc	807,190
9,399		Astec Industries, Inc	657,742
14,163	*	Astronics Corp	464,688
8,437	*	Atkore International Group, Inc	225,437
12,795		AZZ, Inc	761,942
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,982	*	Babcock & Wilcox Enterprises, Inc	$365,780
26,136		Barnes Group, Inc	1,257,926
53,280		BE Aerospace, Inc	3,275,122
28,927	*	Beacon Roofing Supply, Inc	1,266,135
22,659	*	BMC Stock Holdings, Inc	423,723
312,224		Boeing Co	51,023,646
22,014		Briggs & Stratton Corp	476,823
49,214	*	Builders FirstSource, Inc	529,543
48,312		BWX Technologies, Inc	2,004,465
11,658	*	Caesarstone Sdot-Yam Ltd	353,820
8,206	*	CAI International, Inc	132,445
32,438		Carlisle Cos, Inc	3,539,310
288,725		Caterpillar, Inc	27,619,433
14,772	*	Chart Industries, Inc	573,006
54,619		Chicago Bridge & Iron Co NV	1,813,897
8,830		CIRCOR International, Inc	549,932
23,768		Clarcor, Inc	1,968,228
51,527	*	Colfax Corp	2,009,553
9,871		Columbus McKinnon Corp	271,354
19,570		Comfort Systems USA, Inc	662,444
16,862	*	Continental Building Products Inc	392,041
25,402		Crane Co	1,829,960
7,120	*	CSW Industrials, Inc	260,236
12,289		Cubic Corp	584,342
86,976		Cummins, Inc	12,786,342
22,615		Curtiss-Wright Corp	2,217,627
315,034		Danaher Corp	26,437,653
163,422		Deere & Co	17,494,325
33,167	*	DigitalGlobe, Inc	930,334
6,313		DMC Global, Inc	100,692
65,833		Donaldson Co, Inc	2,781,444
11,557		Douglas Dynamics, Inc	390,627
78,937		Dover Corp	6,137,352
7,506	*	Ducommun, Inc	222,403
8,929	*	DXP Enterprises, Inc	337,695
16,050	*,e	Dycom Industries, Inc	1,294,593
237,939		Eaton Corp	16,841,322
29,434		EMCOR Group, Inc	2,051,255
332,878		Emerson Electric Co	19,526,623
9,755		Encore Wire Corp	412,149
10,434	*,e	Energous Corp	150,876
22,942	*	Energy Recovery, Inc	234,926
22,133		EnerSys	1,725,267
13,686	*	Engility Holdings, Inc	401,410
12,925		EnPro Industries, Inc	877,737
13,195		ESCO Technologies, Inc	767,949
15,355	*	Esterline Technologies Corp	1,315,156
147,202		Fastenal Co	7,312,995
24,641		Federal Signal Corp	382,921
67,417		Flowserve Corp	3,314,220
68,098		Fluor Corp	3,779,439
156,685		Fortive Corp	8,666,247
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,275		Fortune Brands Home & Security, Inc	$4,149,911
23,853		Franklin Electric Co, Inc	962,469
11,180		Freightcar America, Inc	161,551
24,455	*,e	FuelCell Energy, Inc	36,682
22,457	e	GATX Corp	1,298,464
3,280	*	Gencor Industries, Inc	51,332
32,860	*	Generac Holdings, Inc	1,322,944
27,852		General Cable Corp	565,396
127,971		General Dynamics Corp	23,172,989
4,823,719		General Electric Co	143,264,454
16,324	*	Gibraltar Industries, Inc	716,624
11,068		Global Brass & Copper Holdings, Inc	366,904
3,662	*	GMS, Inc	109,274
9,996		Gorman-Rupp Co	324,470
28,293		Graco, Inc	2,534,770
4,428		Graham Corp	98,390
20,718		Granite Construction, Inc	1,162,901
41,979	*	Great Lakes Dredge & Dock Corp	218,291
15,693	e	Greenbrier Cos, Inc	686,569
17,223		Griffon Corp	438,325
20,553		H&E Equipment Services, Inc	531,501
5,911		Hardinge, Inc	62,657
44,298		Harsco Corp	591,378
17,374	*	HC2 Holdings, Inc	115,537
102,764	*	HD Supply Holdings, Inc	4,346,917
10,135		HEICO Corp	779,888
20,308		HEICO Corp (Class A)	1,346,420
16,675	*	Herc Holdings, Inc	828,247
47,354		Hexcel Corp	2,431,628
28,500		Hillenbrand, Inc	1,041,675
396,295		Honeywell International, Inc	46,889,625
28,632		Hubbell, Inc	3,495,395
24,155		Huntington Ingalls	4,685,104
2,730		Hurco Cos, Inc	83,538
4,045		Hyster-Yale Materials Handling, Inc	248,848
38,845		IDEX Corp	3,502,265
6,045	*	IES Holdings, Inc	117,877
153,231		Illinois Tool Works, Inc	19,490,983
133,747		Ingersoll-Rand plc	10,612,824
8,446		Insteel Industries, Inc	312,840
44,089		ITT, Inc	1,801,917
61,826	*	Jacobs Engineering Group, Inc	3,619,912
15,232		John Bean Technologies Corp	1,315,283
479,458		Johnson Controls International plc	21,086,563
53,087		Joy Global, Inc	1,492,806
5,112		Kadant, Inc	314,899
25,256		Kaman Corp	1,276,186
69,895		KBR, Inc	1,188,914
44,793		Kennametal, Inc	1,600,902
20,869	*,e	KEYW Holding Corp	208,899
31,547	*	KLX, Inc	1,545,488
32,801	*	Kratos Defense & Security Solutions, Inc	270,280
39,462		L3 Technologies, Inc	6,262,225
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,979	*	Lawson Products, Inc	$51,157
9,010	*	Layne Christensen Co	93,974
21,163		Lennox International, Inc	3,318,570
31,540		Lincoln Electric Holdings, Inc	2,629,490
8,126	e	Lindsay Corp	612,213
132,737		Lockheed Martin Corp	33,360,790
11,159		LSI Industries, Inc	106,234
8,816	*	Lydall, Inc	537,776
83,152		Manitowoc Co, Inc	567,928
65,513	*	Manitowoc Foodservice, Inc	1,256,539
170,035		Masco Corp	5,602,653
19,091	*	Masonite International Corp	1,271,461
34,403	*	Mastec, Inc	1,281,512
20,678	*	Mercury Systems, Inc	697,262
43,101	*	Meritor, Inc	621,947
29,555	*	Middleby Corp	3,965,690
7,157	*	Milacron Holdings Corp	118,377
5,071		Miller Industries, Inc	134,382
15,534	*	Moog, Inc (Class A)	1,023,225
47,852	*	MRC Global, Inc	983,359
21,958		MSC Industrial Direct Co (Class A)	2,243,010
29,352		Mueller Industries, Inc	1,181,712
81,301		Mueller Water Products, Inc (Class A)	1,094,311
8,496	*	MYR Group, Inc	326,841
2,393		National Presto Industries, Inc	254,615
27,494	*	Navistar International Corp	749,761
14,901	*	NCI Building Systems, Inc	238,416
7,910	*	Neff Corp	124,187
16,777		NN, Inc	324,635
31,250		Nordson Corp	3,547,813
86,143		Northrop Grumman Corp	19,733,638
61,024	*	NOW, Inc	1,297,370
4,023	*	NV5 Holdings, Inc	163,937
1,327		Omega Flex, Inc	62,940
29,552		Orbital ATK, Inc	2,569,546
16,581	*	Orion Marine Group, Inc	174,101
37,858		Oshkosh Truck Corp	2,636,053
58,084		Owens Corning, Inc	3,209,141
174,732		Paccar, Inc	11,761,211
69,928		Parker Hannifin Corp	10,288,507
7,953	*	Patrick Industries, Inc	650,158
85,534		Pentair plc	5,014,858
29,257	*	PGT, Inc	336,456
119,724	*,e	Plug Power, Inc	126,907
13,738	*	Ply Gem Holdings, Inc	221,869
6,494		Powell Industries, Inc	249,889
2,412	*,e	Power Solutions International, Inc	17,849
1,112		Preformed Line Products Co	60,715
22,842		Primoris Services Corp	566,938
14,748	*	Proto Labs, Inc	774,270
13,625		Quanex Building Products Corp	269,094
78,775	*	Quanta Services, Inc	2,827,235
17,426		Raven Industries, Inc	436,521
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

154,562		Raytheon Co	$22,281,658
17,285	*	RBC Bearings, Inc	1,601,110
23,222		Regal-Beloit Corp	1,685,917
41,807	*	Rexnord Corp	923,517
67,254		Rockwell Automation, Inc	9,952,919
67,599		Rockwell Collins, Inc	6,135,285
53,094		Roper Industries, Inc	10,186,084
3,027	*	Rush Enterprises, Inc	93,080
15,653	*	Rush Enterprises, Inc (Class A)	512,636
20,164		Simpson Manufacturing Co, Inc	877,537
5,253	*	SiteOne Landscape Supply, Inc	201,820
29,583		Snap-On, Inc	5,370,202
5,336	*	Sparton Corp	115,684
66,976		Spirit Aerosystems Holdings, Inc (Class A)	4,021,909
20,944	*	SPX Corp	522,553
20,102	*	SPX FLOW, Inc	701,359
7,474		Standex International Corp	651,733
76,708		Stanley Works	9,511,792
10,632		Sun Hydraulics Corp	416,562
50,428	*,e	Sunrun, Inc	266,764
12,446		Supreme Industries, Inc	228,509
28,319	*	Taser International, Inc	707,409
17,731	*	Teledyne Technologies, Inc	2,178,608
8,477		Tennant Co	587,032
55,283		Terex Corp	1,757,999
24,281		Textainer Group Holdings Ltd	349,646
140,338		Textron, Inc	6,647,811
10,125	*,e	The ExOne Company	99,731
20,692	*	Thermon Group Holdings	429,566
38,654		Timken Co	1,716,238
25,845		Titan International, Inc	343,480
10,402	*	Titan Machinery, Inc	143,652
53,960		Toro Co	3,179,863
8,124	*	TPI Composites, Inc	157,687
25,626		TransDigm Group, Inc	5,545,466
15,188	*	Trex Co, Inc	1,028,683
21,857	*	Trimas Corp	465,554
79,254		Trinity Industries, Inc	2,182,655
25,073		Triton International Ltd	610,277
26,805		Triumph Group, Inc	717,034
21,354	*	Tutor Perini Corp	636,349
46,059	*	United Rentals, Inc	5,826,924
403,155		United Technologies Corp	44,214,009
23,137	*	Univar, Inc	689,945
9,656		Universal Forest Products, Inc	982,112
44,782	*	USG Corp	1,369,881
10,648		Valmont Industries, Inc	1,533,312
8,033	*	Vectrus, Inc	181,064
4,977	*	Veritiv Corp	278,961
6,360	*	Vicor Corp	97,308
30,289		W.W. Grainger, Inc	7,650,093
49,012		Wabash National Corp	865,062
27,564	*	WABCO Holdings, Inc	3,005,303
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,701		Watsco, Inc	$1,939,951
13,450		Watts Water Technologies, Inc (Class A)	887,700
25,324	*	WESCO International, Inc	1,790,407
44,427		Westinghouse Air Brake Technologies Corp	3,849,155
2,234	*	Willis Lease Finance Corp	56,922
31,076		Woodward Governor Co	2,164,133
94,884		Xylem, Inc	4,678,730
		TOTAL CAPITAL GOODS	985,784,006

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
28,039		ABM Industries, Inc	1,132,495
40,054	*	Acacia Research (Acacia Technologies)	234,316
51,156	*	ACCO Brands Corp	652,239
11,387	*	Advanced Disposal Services, Inc	252,905
23,077	*	Advisory Board Co	1,050,003
10,561	*,e	Aqua Metals, Inc	117,861
17,200	*	ARC Document Solutions, Inc	81,012
2,966		Barrett Business Services, Inc	178,286
22,044		Brady Corp (Class A)	801,299
28,256		Brink’s Co	1,257,392
15,707	*	Casella Waste Systems, Inc (Class A)	181,573
24,005	*	CBIZ, Inc	314,465
17,057		CEB, Inc	1,304,008
13,715		Ceco Environmental Corp	179,941
46,537		Cintas Corp	5,403,411
25,423	*	Clean Harbors, Inc	1,410,976
6,918	*	Cogint, Inc	26,634
48,813	*	Copart, Inc	2,769,650
106,556		Covanta Holding Corp	1,715,552
4,164		CRA International, Inc	138,370
22,263		Deluxe Corp	1,621,860
18,658		Dun & Bradstreet Corp	2,287,844
64,481	*,m	Dyax Corp	71,574
12,402		Ennis, Inc	209,594
60,182		Equifax, Inc	7,058,145
21,996		Essendant, Inc	459,496
14,650		Exponent, Inc	850,432
4,553	*	Franklin Covey Co	79,677
20,255	*	FTI Consulting, Inc	853,546
10,093		G & K Services, Inc (Class A)	969,534
5,783	*	GP Strategies Corp	148,623
35,949		Healthcare Services Group	1,428,973
7,483		Heidrick & Struggles International, Inc	167,245
5,084	*	Heritage-Crystal Clean, Inc	76,006
30,564		Herman Miller, Inc	953,597
15,433	*	Hill International, Inc	83,338
21,929		HNI Corp	1,105,441
10,579	*	Huron Consulting Group, Inc	479,229
8,658	*	ICF International, Inc	450,216
15,602	*	Innerworkings, Inc	149,935
7,942		Insperity, Inc	567,853
29,536		Interface, Inc	537,555
71,453		KAR Auction Services, Inc	3,254,684
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,073		Kelly Services, Inc (Class A)	$315,094
10,767		Kforce, Inc	247,641
18,271		Kimball International, Inc (Class B)	305,674
19,323		Knoll, Inc	504,524
29,756		Korn/Ferry International	864,412
12,060		LSC Communications, Inc	316,213
34,839		Manpower, Inc	3,325,731
13,491		Matthews International Corp (Class A)	909,968
10,372		McGrath RentCorp	397,040
57,537	*,m	Media General, Inc	0
8,188	*	Mistras Group, Inc	188,979
19,252		Mobile Mini, Inc	626,653
17,466		MSA Safety, Inc	1,246,199
6,999		Multi-Color Corp	540,323
23,237	*	Navigant Consulting, Inc	573,954
183,522		Nielsen NV	7,507,885
26,194	*	On Assignment, Inc	1,186,064
92,177		Pitney Bowes, Inc	1,467,458
16,427		Quad Graphics, Inc	430,223
120,996		Republic Services, Inc	6,942,750
15,702		Resources Connection, Inc	262,223
65,522		Robert Half International, Inc	3,083,465
62,399		Rollins, Inc	2,200,189
22,513	*	RPX Corp	244,491
32,162		RR Donnelley & Sons Co	551,578
8,308	*	SP Plus Corp	230,132
36,944		Steelcase, Inc (Class A)	620,659
40,697	*	Stericycle, Inc	3,139,367
13,196	*	Team, Inc	443,386
28,151		Tetra Tech, Inc	1,230,199
26,360	*	TransUnion	831,131
6,571	*	TRC Cos, Inc	61,110
20,620	*	TriNet Group, Inc	524,367
20,186	*	TrueBlue, Inc	499,603
10,497		Unifirst Corp	1,342,566
10,179		US Ecology, Inc	521,674
79,204	*	Verisk Analytics, Inc	6,545,419
9,678		Viad Corp	424,380
4,264		VSE Corp	158,962
17,664	*	WageWorks, Inc	1,274,458
239,836		Waste Management, Inc	16,668,602
22,949		West Corp	556,972
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	112,378,503

CONSUMER DURABLES & APPAREL - 1.4%
11,405	*	Acushnet Holdings Corp	211,563
30,998	*,e	American Outdoor Brands Corp	660,257
8,894	*,e	Arctic Cat, Inc	167,207
6,685		Bassett Furniture Industries, Inc	188,517
24,298	*	Beazer Homes USA, Inc	346,489
46,685		Brunswick Corp	2,794,564
38,606		CalAtlantic Group, Inc	1,346,191
71,673		Callaway Golf Co	812,055
25,664		Carter’s, Inc	2,149,360
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,668	*	Cavco Industries, Inc	$360,381
17,041	*	Century Communities, Inc	387,683
145,960		Coach, Inc	5,451,606
13,284		Columbia Sportswear Co	722,251
34,925	*	CROCS, Inc	254,952
3,648		CSS Industries, Inc	89,814
4,107		Culp, Inc	132,245
16,704	*	Deckers Outdoor Corp	962,150
5,945	*	Delta Apparel, Inc	111,409
176,087		DR Horton, Inc	5,266,762
3,755		Escalade, Inc	49,566
11,434		Ethan Allen Interiors, Inc	332,729
4,942		Flexsteel Industries, Inc	251,350
21,800	*	Fossil Group, Inc	557,426
59,320	*,e	Garmin Ltd	2,864,563
22,533	*	G-III Apparel Group Ltd	591,717
54,749	*,e	GoPro, Inc	588,552
11,271	*	Green Brick Partners, Inc	108,202
194,545		Hanesbrands, Inc	4,612,662
35,431		Harman International Industries, Inc	3,938,510
58,034		Hasbro, Inc	4,788,385
23,507	*	Helen of Troy Ltd	2,193,203
7,845		Hooker Furniture Corp	260,454
78,223	*	Hovnanian Enterprises, Inc (Class A)	185,389
26,627	*	Iconix Brand Group, Inc	273,992
12,444	*	Installed Building Products Inc	508,960
12,744	*	iRobot Corp	771,777
7,723	*,e	Jakks Pacific, Inc	39,387
3,542		Johnson Outdoors, Inc	122,128
68,561	*	Kate Spade & Co	1,269,064
48,092	e	KB Home	787,747
25,282		La-Z-Boy, Inc	723,065
68,774		Leggett & Platt, Inc	3,281,895
4,675		Lennar Corp (B Shares)	168,113
88,307		Lennar Corp (Class A)	3,942,908
9,217	*,e	LGI Homes, Inc	286,280
10,480		Libbey, Inc	179,313
3,865		Lifetime Brands, Inc	57,782
50,676	*	Lululemon Athletica, Inc	3,421,137
13,342	*	M/I Homes, Inc	335,418
13,031	*	Malibu Boats Inc	241,855
4,381		Marine Products Corp	49,987
178,101		Mattel, Inc	4,668,027
9,747		MCBC Holdings, Inc	135,971
23,984		MDC Holdings, Inc	648,527
21,175	*	Meritage Homes Corp	778,181
84,026	*	Michael Kors Holdings Ltd	3,597,153
30,671	*	Mohawk Industries, Inc	6,620,029
9,860		Movado Group, Inc	267,699
2,602		Nacco Industries, Inc (Class A)	191,898
17,787	*	Nautilus, Inc	308,604
4,014	*	New Home Co Inc	41,906
243,225		Newell Rubbermaid, Inc	11,511,839
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

693,042		Nike, Inc (Class B)	$36,661,922
1,815	*	NVR, Inc	3,372,270
7,374		Oxford Industries, Inc	405,717
5,118	*	Perry Ellis International, Inc	120,734
42,104		PHV Corp	3,949,776
30,949	e	Polaris Industries, Inc	2,601,882
21,057		Pool Corp	2,222,777
177,883		Pulte Homes, Inc	3,826,263
30,341		Ralph Lauren Corp	2,683,055
18,944	*,e	Sequential Brands Group, Inc	87,711
69,760	*	Skechers U.S.A., Inc (Class A)	1,752,371
29,741	*	Steven Madden Ltd	1,046,883
9,075	e	Sturm Ruger & Co, Inc	478,706
3,027		Superior Uniform Group, Inc	51,520
17,916	*	Taylor Morrison Home Corp	347,570
27,366	*,e	Tempur-Pedic International, Inc	1,176,738
79,484	*	Toll Brothers, Inc	2,492,618
20,118	*	TopBuild Corp	746,579
80,243	*	TRI Pointe Homes, Inc	984,582
25,239		Tupperware Corp	1,523,426
94,011	*	Under Armour, Inc	1,806,891
100,850	*,e	Under Armour, Inc (Class A)	2,167,267
9,279	*	Unifi, Inc	249,512
6,905	*	Universal Electronics, Inc	410,848
11,056	*	Vera Bradley, Inc	126,702
174,028		VF Corp	8,958,961
21,199	*,e	Vince Holding Corp	64,657
32,538	*	Vista Outdoor, Inc	937,420
11,279	*	WCI Communities, Inc	263,929
2,514		Weyco Group, Inc	70,845
38,891		Whirlpool Corp	6,801,647
16,241	*,e	William Lyon Homes, Inc	286,654
49,900		Wolverine World Wide, Inc	1,172,151
12,715	*	Zagg, Inc	85,191
		TOTAL CONSUMER DURABLES & APPAREL	178,904,581

CONSUMER SERVICES - 2.1%
8,985	*	American Public Education, Inc	218,335
44,579	*	Apollo Group, Inc (Class A)	445,344
125,689		ARAMARK Holdings Corp	4,253,316
5,634	*	Ascent Media Corp (Series A)	87,271
45,558	*	Belmond Ltd.	630,978
11,284	*	BJ’s Restaurants, Inc	401,146
50,801		Bloomin’ Brands, Inc	869,205
9,783		Bob Evans Farms, Inc	552,055
2,987	*	Bojangles’, Inc	59,143
43,971	*	Boyd Gaming Corp	893,491
6,509	*	Bridgepoint Education, Inc	69,256
22,432	*	Bright Horizons Family Solutions	1,589,532
26,863		Brinker International, Inc	1,195,403
9,748	*	Buffalo Wild Wings, Inc	1,471,948
25,466	*	Caesars Acquisition Co	381,990
32,304	*,e	Caesars Entertainment Corp	289,121
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,499	*	Cambium Learning Group, Inc	$32,755
5,751		Capella Education Co	491,710
36,902	*	Career Education Corp	360,533
213,131		Carnival Corp	11,803,195
6,526		Carriage Services, Inc	169,350
29,234	*	Carrols Restaurant Group, Inc	419,508
11,016	*	Century Casinos, Inc	77,663
23,397		Cheesecake Factory	1,409,903
38,833	*,e	Chegg, Inc	279,209
14,724	*	Chipotle Mexican Grill, Inc (Class A)	6,205,283
15,685		Choice Hotels International, Inc	870,517
6,490		Churchill Downs, Inc	930,341
9,542	*	Chuy’s Holdings, Inc	280,535
33,140		ClubCorp Holdings, Inc	546,810
2,954		Collectors Universe	61,059
9,947	e	Cracker Barrel Old Country Store, Inc	1,572,223
60,831		Darden Restaurants, Inc	4,457,696
19,613	*	Dave & Buster’s Entertainment, Inc	1,068,124
11,445	*	Del Frisco’s Restaurant Group, Inc	200,287
10,843	*	Del Taco Restaurants, Inc	147,899
28,713	*	Denny’s Corp	349,437
33,308		DeVry Education Group, Inc	1,115,818
8,431		DineEquity, Inc	578,198
26,115		Domino’s Pizza, Inc	4,558,112
47,838		Dunkin Brands Group, Inc	2,481,357
9,550	*	El Pollo Loco Holdings, Inc	118,897
15,767	*,e	Eldorado Resorts, Inc	244,388
1,317	*	Empire Resorts, Inc	29,896
38,721		Extended Stay America, Inc	627,667
12,714	*	Fiesta Restaurant Group, Inc	334,378
4,866		Golden Entertainment, Inc	53,623
2,195		Graham Holdings Co	1,140,412
22,809	*	Grand Canyon Education, Inc	1,345,275
120,522		H&R Block, Inc	2,586,402
4,579	*,e	Habit Restaurants, Inc	66,395
26,350	*	Hilton Grand Vacations, Inc	772,846
89,989		Hilton Worldwide Holdings, Inc	5,181,567
70,943	*	Houghton Mifflin Harcourt Co	801,656
16,770	*	Hyatt Hotels Corp	917,487
54,591		ILG, Inc	1,034,499
50,176		International Game Technology plc	1,325,148
12,648		International Speedway Corp (Class A)	463,549
10,279	*	Intrawest Resorts Holdings Inc	211,850
12,178	*	Isle of Capri Casinos, Inc	289,958
6,337	*	J Alexander’s Holdings, Inc	63,370
16,913		Jack in the Box, Inc	1,825,251
6,376	*,e	Jamba, Inc	58,022
21,689	*	K12, Inc	432,262
3,281	*	Kona Grill, Inc	30,021
41,024	*	La Quinta Holdings, Inc	579,669
190,379		Las Vegas Sands Corp	10,010,128
1,654	e	Liberty Tax, Inc	22,164
43,945	*	LifeLock, Inc	1,052,922
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,845	*	Lindblad Expeditions Holdings, Inc	$52,547
8,898	*	Luby’s, Inc	32,656
8,153		Marcus Corp	241,736
168,639		Marriott International, Inc (Class A)	14,266,859
11,656		Marriott Vacations Worldwide Corp	1,008,011
435,315		McDonald’s Corp	53,356,560
256,045	*	MGM Resorts International	7,374,096
4,064	*	Monarch Casino & Resort, Inc	96,561
1,566	*	Nathan’s Famous, Inc	97,875
4,850	*,e	Noodles & Co	21,340
83,523	*	Norwegian Cruise Line Holdings Ltd	3,925,581
15,468	*	Panera Bread Co (Class A)	3,233,740
13,673		Papa John’s International, Inc	1,165,213
36,175	*	Penn National Gaming, Inc	498,492
26,419	*	Pinnacle Entertainment, Inc	406,853
15,128		Planet Fitness, Inc	318,293
11,300	*	Popeyes Louisiana Kitchen, Inc	714,047
11,169	*	Potbelly Corp	145,197
7,530	*	Red Lion Hotels Corp	60,240
6,436	*	Red Robin Gourmet Burgers, Inc	306,032
14,559		Red Rock Resorts, Inc	341,845
17,984	*	Regis Corp	250,337
87,466		Royal Caribbean Cruises Ltd	8,189,442
30,316	*	Ruby Tuesday, Inc	59,419
14,638		Ruth’s Chris Steak House, Inc	251,042
28,759	*	Scientific Games Corp (Class A)	488,903
34,278		SeaWorld Entertainment, Inc	620,775
95,023		Service Corp International	2,768,020
69,439	*	ServiceMaster Global Holdings, Inc	2,567,854
7,607	*,e	Shake Shack, Inc	268,603
36,232		Six Flags Entertainment Corp	2,158,703
22,829		Sonic Corp	568,442
25,664	*	Sotheby’s (Class A)	1,019,117
4,910		Speedway Motorsports, Inc	105,516
741,178		Starbucks Corp	40,927,849
879	*	Steak N Shake Co	389,573
5,360	*	Strayer Education, Inc	434,160
42,107		Summit Hotel Properties, Inc	666,554
33,962		Texas Roadhouse, Inc (Class A)	1,583,988
19,836		Vail Resorts, Inc	3,402,667
18,380	*,e	Weight Watchers International, Inc	228,831
108,720		Wendy’s	1,470,982
7,134		Wingstop, Inc	203,105
56,439		Wyndham Worldwide Corp	4,462,067
41,747		Wynn Resorts Ltd	4,234,398
185,707	*	Yum China Holdings, Inc	5,103,228
180,704		Yum! Brands, Inc	11,841,533
9,183	*,e	Zoe’s Kitchen, Inc	200,465
		TOTAL CONSUMER SERVICES	267,624,105

DIVERSIFIED FINANCIALS - 4.3%
28,477	*	Affiliated Managers Group, Inc	4,338,756
23,760		AG Mortgage Investment Trust	416,275
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

170,664		AGNC Investment Corp	$3,186,297
226,979		Ally Financial, Inc	4,793,796
25,816		Altisource Residential Corp	313,406
426,003		American Express Co	32,538,109
78,395		Ameriprise Financial, Inc	8,801,407
520,686		Annaly Capital Management, Inc	5,321,411
50,785		Anworth Mortgage Asset Corp	260,527
35,204		Apollo Commercial Real Estate Finance, Inc	612,902
23,395		Ares Commercial Real Estate Corp	315,365
7,917	e	Arlington Asset Investment Corp (Class A)	118,518
17,917		ARMOUR Residential REIT, Inc	376,615
26,529		Artisan Partners Asset Management, Inc	768,015
2,529		Associated Capital Group, Inc	89,021
4,505		B. Riley Financial, Inc	84,919
542,495		Bank of New York Mellon Corp	24,265,801
105,406		BGC Partners, Inc (Class A)	1,166,844
67,050		BlackRock, Inc	25,075,359
6,593		Calamos Asset Management, Inc (Class A)	55,513
255,790		Capital One Financial Corp	22,353,488
53,268		Capstead Mortgage Corp	568,370
48,923		CBOE Holdings, Inc	3,895,249
619,326		Charles Schwab Corp	25,541,004
93,246		Chimera Investment Corp	1,643,927
177,905		CME Group, Inc	21,540,737
14,939		Cohen & Steers, Inc	521,222
11,593	*	Cowen Group, Inc	173,895
4,913	*,e	Credit Acceptance Corp	1,008,541
74,038		CYS Investments, Inc	560,468
1,470		Diamond Hill Investment Group, Inc	297,234
211,992		Discover Financial Services	14,686,806
12,060	*	Donnelley Financial Solutions, Inc	290,405
21,154		Dynex Capital, Inc	141,309
138,073	*	E*TRADE Financial Corp	5,170,834
53,537		Eaton Vance Corp	2,244,806
15,191	*,e	Encore Capital Group, Inc	470,161
13,965	*	Enova International, Inc	196,907
19,023		Evercore Partners, Inc (Class A)	1,473,331
20,397	*	Ezcorp, Inc (Class A)	201,930
20,437		Factset Research Systems, Inc	3,536,623
3,209		FBR & Co	45,889
52,116		Federated Investors, Inc (Class B)	1,355,537
25,954		Financial Engines, Inc	1,000,527
25,595		FirstCash, Inc	1,092,907
36,692	*	FNFV Group	476,996
193,414		Franklin Resources, Inc	7,686,272
18,429		Gain Capital Holdings, Inc	138,402
2,529		GAMCO Investors, Inc (Class A)	73,847
204,558		Goldman Sachs Group, Inc	46,909,241
19,045	*	Green Dot Corp	510,406
21,555		Greenhill & Co, Inc	636,950
17,723		Hannon Armstrong Sustainable Infrastructure Capital, Inc	323,976
5,864		Houlihan Lokey, Inc	182,370
30,972		Interactive Brokers Group, Inc (Class A)	1,156,494
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

303,426		IntercontinentalExchange Group, Inc	$17,707,941
6,188	*	INTL FCStone, Inc	228,213
216,746		Invesco Ltd	6,268,294
53,272		Invesco Mortgage Capital, Inc	776,173
14,488		Investment Technology Group, Inc	291,499
39,387		iShares Russell 2000 Index Fund	5,326,304
109,253	e	iShares Russell 3000 Index Fund	14,790,671
24,513	*	iStar Financial, Inc	275,036
95,651		Janus Capital Group, Inc	1,195,638
21,930	*	KCG Holdings, Inc	306,362
18,136		Ladder Capital Corp	245,924
45,221	*	Ladenburg Thalmann Financial Services, Inc	104,008
65,517		Lazard Ltd (Class A)	2,783,162
51,330		Legg Mason, Inc	1,626,648
168,317	*	LendingClub Corp	1,038,516
169,805		Leucadia National Corp	4,049,849
41,809		LPL Financial Holdings, Inc	1,643,094
7,132		Manning & Napier, Inc	49,567
21,622		MarketAxess Holdings, Inc	4,048,720
3,292		Marlin Business Services Corp	75,551
176,434		MFA Mortgage Investments, Inc	1,392,064
17,562		Moelis & Co	598,864
89,436		Moody’s Corp	9,271,830
746,785		Morgan Stanley	31,730,895
17,647		Morningstar, Inc	1,343,819
48,379		MSCI, Inc (Class A)	4,003,362
26,768		MTGE Investment Corp	425,611
57,310		NASDAQ OMX Group, Inc	4,042,647
159,794		Navient Corp	2,403,302
9,011		Nelnet, Inc (Class A)	441,809
125,535		New Residential Investment Corp	1,901,855
53,530		New York Mortgage Trust, Inc	343,127
10,526	*	NewStar Financial, Inc	93,471
105,592		Northern Trust Corp	8,759,912
13,585		OM Asset Management plc	191,549
34,049	*	On Deck Capital, Inc	171,266
25,988	*	OneMain Holdings, Inc	581,611
3,966		Oppenheimer Holdings, Inc	67,819
14,395		Orchid Island Capital, Inc	170,293
4,588		Owens Realty Mortgage, Inc	77,721
35,055		PennyMac Mortgage Investment Trust	594,182
9,653	*	Pico Holdings, Inc	137,555
10,950	*	Piper Jaffray Cos	771,975
8,578		PJT Partners, Inc	272,352
22,229	*	PRA Group, Inc	884,714
4,748		Pzena Investment Management, Inc (Class A)	47,433
63,243		Raymond James Financial, Inc	4,738,798
37,295		Redwood Trust, Inc	578,073
4,505	*	Regional Management Corp	112,670
24,063		Resource Capital Corp	197,798
136,561		S&P Global, Inc	16,411,901
8,217	*	Safeguard Scientifics, Inc	99,015
53,693	*	Santander Consumer USA Holdings, Inc	709,821
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

70,726		SEI Investments Co	$3,430,918
3,516		Silvercrest Asset Management Group, Inc	48,872
233,762	*	SLM Corp	2,777,093
5,778		SPDR S&P MidCap 400 ETF Trust	1,772,113
159,286		SPDR Trust Series 1	36,242,344
128,128		Starwood Property Trust, Inc	2,852,129
203,324		State Street Corp	15,493,289
28,122	*	Stifel Financial Corp	1,415,380
432,632		Synchrony Financial	15,496,878
127,311		T Rowe Price Group, Inc	8,585,854
131,852		TD Ameritrade Holding Corp	6,084,970
13,907		Tiptree Financial, Inc	91,091
169,562		Two Harbors Investment Corp	1,487,059
26,361		Virtu Financial, Inc	462,636
2,871		Virtus Investment Partners, Inc	312,939
103,760		Voya Financial, Inc	4,173,227
38,336	e	Waddell & Reed Financial, Inc (Class A)	691,965
21,861		Western Asset Mortgage Capital Corp	220,578
3,840		Westwood Holdings Group, Inc	214,733
67,611	e	WisdomTree Investments, Inc	696,393
3,115	*	World Acceptance Corp	152,853
		TOTAL DIVERSIFIED FINANCIALS	540,109,515

ENERGY - 6.6%
83,853	*	Abraxas Petroleum Corp	207,117
1,000		Adams Resources & Energy, Inc	38,750
22,186		Alon USA Energy, Inc	249,814
292,447		Anadarko Petroleum Corp	20,333,840
93,069	*	Antero Resources Corp	2,271,814
197,437		Apache Corp	11,810,681
43,521		Archrock, Inc	635,407
26,868	e	Ardmore Shipping Corp	197,480
34,874	*,e	Atwood Oceanics, Inc	424,068
226,722		Baker Hughes, Inc	14,301,624
45,854	*	Bill Barrett Corp	300,344
24,167		Bristow Group, Inc	426,789
239,045		Cabot Oil & Gas Corp	5,134,687
22,035	*	California Resources Corp	471,990
78,647	*	Callon Petroleum Co	1,201,726
18,646	*,e	CARBO Ceramics, Inc	264,773
33,216	*	Carrizo Oil & Gas, Inc	1,174,518
106,318	*	Cheniere Energy, Inc	5,066,053
318,739	*	Chesapeake Energy Corp	2,055,867
984,733		Chevron Corp	109,650,019
48,360		Cimarex Energy Co	6,538,756
3,473	*,e	Clayton Williams Energy, Inc	505,148
67,848	*	Clean Energy Fuels Corp	175,726
73,307	*	Concho Resources, Inc	10,221,928
647,179		ConocoPhillips	31,556,448
120,643		Consol Energy, Inc	2,043,692
11,630	*	Contango Oil & Gas Co	94,203
44,079	*	Continental Resources, Inc	2,140,476
27,486	e	CVR Energy, Inc	610,464
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,061	*	Dawson Geophysical Co	$79,683
34,802		Delek US Holdings, Inc	779,565
196,135	*	Denbury Resources, Inc	657,052
270,520	*	Devon Energy Corp	12,319,481
46,530		DHT Holdings, Inc	218,226
35,350	*,e	Diamond Offshore Drilling, Inc	579,033
40,792	*	Diamondback Energy, Inc	4,290,095
18,745	*,e	Dorian LPG Ltd	212,006
21,722	*	Dril-Quip, Inc	1,351,108
1,083	*	Earthstone Energy, Inc	14,101
50,578	*	Energen Corp	2,725,648
161,952		Ensco plc	1,768,516
286,164		EOG Resources, Inc	29,068,539
33,518	*,e	EP Energy Corp	175,634
88,610		EQT Corp	5,372,424
14,655	*	Era Group, Inc	229,497
15,554	*	Erin Energy Corp	54,439
8,771		Evolution Petroleum Corp	76,308
19,733	*	Exterran Corp	612,118
20,598	*,e	Extraction Oil & Gas, Inc	369,116
2,185,675	d	Exxon Mobil Corp	183,356,276
50,186	*	Fairmount Santrol Holdings, Inc	628,329
29,393	*	Forum Energy Technologies, Inc	637,828
27,792	e	Frank’s International NV	329,057
32,884	e	Frontline Ltd	228,215
23,966	e	GasLog Ltd	400,232
40,346	*	Gener8 Maritime, Inc	203,747
5,250	*	Geospace Technologies Corp	122,535
48,315		Golar LNG Ltd	1,249,426
19,228		Green Plains Renewable Energy, Inc	432,630
66,015	*	Gulfport Energy Corp	1,379,713
443,352		Halliburton Co	25,080,423
65,130	*	Helix Energy Solutions Group, Inc	552,302
48,820		Helmerich & Payne, Inc	3,474,031
144,759		Hess Corp	7,843,043
84,755		HollyFrontier Corp	2,455,352
33,868	*	Hornbeck Offshore Services, Inc	245,543
16,803	*	Independence Contract Drilling, Inc	106,531
8,892	*	International Seaways, Inc	154,543
341	*	Isramco, Inc	42,693
39,472	*,e	Jones Energy, Inc (Class A)	175,650
1,006,474		Kinder Morgan, Inc	22,484,629
93,247	*	Kosmos Energy LLC	609,835
76,646	*	Laredo Petroleum Holdings, Inc	1,038,553
3,618	*,e	Mammoth Energy Services, Inc	65,124
442,553		Marathon Oil Corp	7,412,763
274,859		Marathon Petroleum Corp	13,206,975
43,927	*	Matador Resources Co	1,156,598
12,980	*	Matrix Service Co	290,752
128,249	*	McDermott International, Inc	1,038,817
85,680		Murphy Oil Corp	2,477,009
147,186		Nabors Industries Ltd	2,391,772
192,768		National Oilwell Varco, Inc	7,288,558
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,354	*	Natural Gas Services Group, Inc	$153,660
41,322		Navios Maritime Acq Corp	76,859
103,606	*	Newfield Exploration Co	4,152,528
38,370	*	Newpark Resources, Inc	289,693
130,803		Noble Corp plc	882,920
222,643		Noble Energy, Inc	8,852,286
51,010	e	Nordic American Tanker Shipping	440,726
42,056	*,e	Northern Oil And Gas, Inc	151,402
121,846	*	Oasis Petroleum, Inc	1,722,902
402,483		Occidental Petroleum Corp	27,276,273
52,563		Oceaneering International, Inc	1,463,880
24,829	*	Oil States International, Inc	980,745
109,171		Oneok, Inc	6,016,414
26,680		Overseas Shipholding Group, Inc	130,999
17,539	*	Pacific Ethanol, Inc	124,527
12,659		Panhandle Oil and Gas, Inc (Class A)	278,498
23,538	*	Par Pacific Holdings, Inc	342,007
97,112	*	Parker Drilling Co	247,636
93,053	*	Parsley Energy, Inc	3,277,327
70,635		Patterson-UTI Energy, Inc	1,980,605
50,450		PBF Energy, Inc	1,169,936
29,005	*	PDC Energy, Inc	2,144,630
5,035	*	PHI, Inc	79,805
234,588		Phillips 66	19,147,073
40,631	*	Pioneer Energy Services Corp	255,975
84,515		Pioneer Natural Resources Co	15,232,138
127,343	*	Questar Market Resources, Inc	2,220,862
106,651		Range Resources Corp	3,449,093
46,021	*	Renewable Energy Group, Inc	400,383
3,235	*	Rex American Resources Corp	268,602
82,803	*	Rice Energy, Inc	1,641,983
14,006	*	RigNet, Inc	276,619
28,113	*	Ring Energy, Inc	371,092
67,859	*	Rowan Cos plc	1,216,033
32,588	e	RPC, Inc	701,294
51,153	*	RSP Permian, Inc	2,177,072
34,513	*,e	Sanchez Energy Corp	457,642
728,760		Schlumberger Ltd	61,004,500
94,504		Scorpio Tankers, Inc	361,950
7,758	*	SEACOR Holdings, Inc	570,756
197,934	*,e	Seadrill Ltd	370,137
34,259		SemGroup Corp	1,360,082
29,038	e	Ship Finance International Ltd	435,570
51,296		SM Energy Co	1,565,041
5,195	*	Smart Sand, Inc	90,393
260,460	*	Southwestern Energy Co	2,346,745
362,936		Spectra Energy Corp	15,116,284
78,576		Superior Energy Services	1,388,438
101,034	*	Synergy Resources Corp	869,903
85,647		Targa Resources Investments, Inc	4,934,980
38,053	e	Teekay Corp	382,433
79,821		Teekay Tankers Ltd (Class A)	195,561
25,468		Tesco Corp	219,025
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

61,083		Tesoro Corp	$4,938,561
55,053	*	Tetra Technologies, Inc	273,063
50,379	*,e	Tidewater, Inc	110,834
182,081	*,e	Transocean Ltd (NYSE)	2,543,672
27,442	*	Unit Corp	713,492
38,552		US Silica Holdings Inc	2,279,965
246,311		Valero Energy Corp	16,197,411
33,591	*,e	W&T Offshore, Inc	97,414
512,319	*	Weatherford International Ltd	2,669,182
39,833		Western Refining, Inc	1,394,553
9,280	*	Westmoreland Coal Co	168,432
108,506	*	Whiting Petroleum Corp	1,203,332
35,803	*	Willbros Group, Inc	108,483
379,187		Williams Cos, Inc	10,935,753
36,526		World Fuel Services Corp	1,624,676
177,405	*	WPX Energy, Inc	2,471,252
		TOTAL ENERGY	828,610,267

FOOD & STAPLES RETAILING - 1.5%
14,378		Andersons, Inc	542,770
20,281		Casey’s General Stores, Inc	2,330,287
9,311	*	Chefs’ Warehouse Holdings, Inc	155,494
563,242		CVS Health Corp	44,389,102
7,755		Ingles Markets, Inc (Class A)	350,914
500,539		Kroger Co	16,998,304
9,420	*,e	Natural Grocers by Vitamin C	119,069
37,442	*	Performance Food Group Co	829,340
10,227		Pricesmart, Inc	866,227
536,812	*	Rite Aid Corp	3,016,883
9,346	*,e	Smart & Final Stores, Inc	134,115
19,156		Spartan Stores, Inc	725,246
68,237	*,e	Sprouts Farmers Market, Inc	1,273,985
146,166	*	Supervalu, Inc	572,971
272,870		Sysco Corp	14,314,760
25,322	*	United Natural Foods, Inc	1,157,215
22,312	*	US Foods Holding Corp	606,886
2,593		Village Super Market (Class A)	78,542
450,006		Walgreens Boots Alliance, Inc	36,873,492
792,118		Wal-Mart Stores, Inc	52,865,955
4,966		Weis Markets, Inc	295,179
166,798		Whole Foods Market, Inc	5,040,636
		TOTAL FOOD & STAPLES RETAILING	183,537,372

FOOD, BEVERAGE & TOBACCO - 5.1%
17,610		AdvancePierre Foods Holdings, Inc	487,973
1,581		Alico, Inc	42,608
5,180	*	Alliance One International, Inc	86,247
1,035,817		Altria Group, Inc	73,729,454
14,217	*,e	Amplify Snack Brands, Inc	136,910
298,961		Archer Daniels Midland Co	13,232,014
34,055		B&G Foods, Inc (Class A)	1,510,339
29,317	*	Blue Buffalo Pet Products, Inc	710,937
4,107	*,e	Boston Beer Co, Inc (Class A)	631,246
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,648		Brown-Forman Corp	$1,246,593
97,356		Brown-Forman Corp (Class B)	4,439,434
72,583		Bunge Ltd	5,023,469
7,234	e	Calavo Growers, Inc	400,040
14,903	e	Cal-Maine Foods, Inc	621,455
95,580		Campbell Soup Co	5,947,943
2,067		Coca-Cola Bottling Co Consolidated	348,992
2,055,191		Coca-Cola Co	85,434,290
225,076		ConAgra Foods, Inc	8,798,221
86,117		Constellation Brands, Inc (Class A)	12,896,882
228,534		Costco Wholesale Corp	37,468,149
10,989	*	Craft Brewers Alliance, Inc	167,033
79,478	*	Darling International, Inc	953,736
51,471		Dean Foods Co	1,022,214
94,834		Dr Pepper Snapple Group, Inc	8,648,861
3,496	*	Farmer Bros Co	121,661
88,475		Flowers Foods, Inc	1,779,232
19,090		Fresh Del Monte Produce, Inc	1,092,902
8,938	*,e	Freshpet, Inc	99,659
307,802		General Mills, Inc	19,231,469
51,551	*	Hain Celestial Group, Inc	2,039,358
72,872		Hershey Co	7,685,810
140,581		Hormel Foods Corp	5,103,090
37,461		Ingredion, Inc	4,802,126
5,854	*	Inventure Foods, Inc	35,065
7,308		J&J Snack Foods Corp	932,282
60,528		J.M. Smucker Co	8,222,729
6,282		John B. Sanfilippo & Son, Inc	413,293
129,791		Kellogg Co	9,437,104
312,035		Kraft Heinz Co	27,861,605
73,327		Lamb Weston Holdings, Inc	2,739,497
11,079		Lancaster Colony Corp	1,451,903
10,815	*	Landec Corp	136,269
1,889	*	Lifeway Foods, Inc	20,345
4,909		Limoneira Co	83,453
60,727		McCormick & Co, Inc	5,802,465
96,588		Mead Johnson Nutrition Co	6,805,590
7,916	e	Mgp Ingredients, Inc	335,559
88,831		Molson Coors Brewing Co (Class B)	8,573,968
777,879		Mondelez International, Inc	34,444,482
216,059	*	Monster Beverage Corp	9,204,113
5,601		National Beverage Corp	281,114
13,153	*	Omega Protein Corp	328,167
758,088		PepsiCo, Inc	78,674,373
818,181		Philip Morris International, Inc	78,651,739
28,735		Pilgrim’s Pride Corp	549,988
59,042		Pinnacle Foods, Inc	3,140,444
33,104	*	Post Holdings, Inc	2,770,143
9,974	*	Primo Water Corp	128,864
442,305		Reynolds American, Inc	26,595,800
10,304	e	Sanderson Farms, Inc	937,664
127	*	Seaboard Corp	488,950
3,366	*	Seneca Foods Corp	120,671
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,113		Snyder’s-Lance, Inc	$1,577,917
9,335	*	Synutra International, Inc	54,143
8,246	e	Tootsie Roll Industries, Inc	308,813
28,284	*	TreeHouse Foods, Inc	2,146,190
152,239		Tyson Foods, Inc (Class A)	9,559,087
11,275		Universal Corp	766,700
44,992		Vector Group Ltd	992,524
99,988	*	WhiteWave Foods Co (Class A)	5,505,339
		TOTAL FOOD, BEVERAGE & TOBACCO	636,018,699

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
8,642	*,e	AAC Holdings, Inc	68,704
10,727		Abaxis, Inc	546,594
910,908		Abbott Laboratories	38,048,627
22,024	*	Abiomed, Inc	2,342,693
37,782	*,e	Acadia Healthcare Co, Inc	1,449,695
33,412	*	Accuray, Inc	192,119
14,051		Aceto Corp	268,234
5,753	*	Addus HomeCare Corp	196,465
14,337	*	Adeptus Health, Inc	102,796
176,037		Aetna Inc	20,879,749
16,272	*	Air Methods Corp	580,910
45,154	*	Alere, Inc	1,670,698
37,457	*	Align Technology, Inc	3,434,432
90,925	*	Allscripts Healthcare Solutions, Inc	1,064,732
3,624	*	Almost Family, Inc	171,234
15,503	*	Amedisys, Inc	710,347
4,344	*,e	American Renal Associates Holdings, Inc	83,492
87,760		AmerisourceBergen Corp	7,659,693
24,370	*	AMN Healthcare Services, Inc	873,664
6,075		Analogic Corp	471,724
10,989	*	Angiodynamics, Inc	176,868
6,839	*	Anika Therapeutics, Inc	345,643
136,643		Anthem, Inc	21,062,152
19,663	*	athenahealth, Inc	2,477,341
15,204	*	AtriCure, Inc	247,369
618		Atrion Corp	301,955
5,668	*	Avinger, Inc	14,737
18,916	*	AxoGen, Inc	206,184
38,174		Bard (C.R.), Inc	9,059,835
259,346		Baxter International, Inc	12,425,267
108,260		Becton Dickinson & Co	19,193,415
65,200	*,e	BioScrip, Inc	89,324
13,893	*	BioTelemetry, Inc	320,234
706,592	*	Boston Scientific Corp	17,000,604
95,479	*	Brookdale Senior Living, Inc	1,429,321
17,379		Cantel Medical Corp	1,345,308
25,521	*	Capital Senior Living Corp	425,435
168,573		Cardinal Health, Inc	12,636,232
15,265	*	Cardiovascular Systems, Inc	377,045
24,133	*,e	Castlight Health, Inc	74,812
87,505	*	Centene Corp	5,536,441
151,843	*	Cerner Corp	8,155,488
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,758	*,e	Cerus Corp	$420,709
7,648		Chemed Corp	1,270,256
135,334		Cigna Corp	19,788,537
6,476	*	Civitas Solutions, Inc	118,511
73,343	*	Community Health Systems, Inc	469,395
18,696	e	Computer Programs & Systems, Inc	422,530
31,127	*	ConforMIS, Inc	258,354
13,375		Conmed Corp	596,391
24,541		Cooper Cos, Inc	4,530,514
4,880	*	Corvel Corp	187,148
7,657	*,e	Cotiviti Holdings, Inc	259,266
23,679	*	Cross Country Healthcare, Inc	342,635
15,190		CryoLife, Inc	288,610
6,000	*	Cutera, Inc	111,000
11,463	*	Cynosure, Inc (Class A)	612,124
88,418	*	DaVita, Inc	5,636,647
118,779		Dentsply Sirona, Inc	6,734,769
42,471	*	DexCom, Inc	3,361,580
21,692	*	Diplomat Pharmacy, Inc	298,048
109,144	*	Edwards Lifesciences Corp	10,504,019
35,369	*	Endologix, Inc	242,631
23,345		Ensign Group, Inc	474,837
2,354	*,e	Entellus Medical, Inc	40,277
59,380	*	Envision Healthcare Corp	4,037,840
9,989	*,e	Evolent Health, Inc	181,800
5,211	*	Exactech, Inc	128,451
337,993	*	Express Scripts Holding Co	23,280,958
19,474	*	GenMark Diagnostics, Inc	236,220
8,056	*	Glaukos Corp	332,068
34,230	*	Globus Medical, Inc	902,303
26,513	*	Haemonetics Corp	1,056,808
26,386	*	Halyard Health, Inc	1,015,069
162,653	*	HCA Holdings, Inc	13,057,783
25,036	*	HealthEquity, Inc	1,157,915
56,029		Healthsouth Corp	2,175,046
12,669	*	HealthStream, Inc	290,880
41,030	*	Henry Schein, Inc	6,559,056
33,953		Hill-Rom Holdings, Inc	1,998,813
48,845	*	HMS Holdings Corp	887,025
143,034	*	Hologic, Inc	5,797,168
78,250		Humana, Inc	15,532,625
8,863	*	ICU Medical, Inc	1,215,117
46,452	*	Idexx Laboratories, Inc	5,682,473
7,968	*	Inogen Inc	512,900
28,625	*	Inovalon Holdings, Inc	330,619
28,020	*	Insulet Corp	1,165,632
16,557	*	Integer Holding Corp	536,447
33,588	*	Integra LifeSciences Holdings Corp	1,401,627
19,626	*	Intuitive Surgical, Inc	13,594,734
30,001		Invacare Corp	345,012
11,172	*,e	InVivo Therapeutics Holdings Corp	53,067
1,187	*,e	iRadimed Corp	10,861
3,660	*,e	iRhythm Technologies, Inc	119,426
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,680	*	IRIDEX Corp	$51,336
12,177	*	K2M Group Holdings, Inc	247,437
40,644		Kindred Healthcare, Inc	270,283
51,218	*	Laboratory Corp of America Holdings	6,873,968
4,554		Landauer, Inc	233,848
4,833		LeMaitre Vascular, Inc	109,757
7,358	*	LHC Group, Inc	368,857
19,709	*	LifePoint Hospitals, Inc	1,169,729
14,401	*	Magellan Health Services, Inc	1,079,355
21,221	*	Masimo Corp	1,561,441
116,359		McKesson Corp	16,191,355
31,460	*	Medidata Solutions, Inc	1,558,528
44,714	*	MEDNAX, Inc	3,056,202
729,593		Medtronic plc	55,463,660
20,456		Meridian Bioscience, Inc	267,974
20,749	*	Merit Medical Systems, Inc	527,025
24,720	*	Molina Healthcare, Inc	1,402,118
5,475		National Healthcare Corp	409,804
3,676		National Research Corp	64,146
15,835	*	Natus Medical, Inc	618,357
20,247	*	Neogen Corp	1,337,112
14,693	*	Nevro Corp	1,278,585
44,559	*,e	Nobilis Health Corp	95,802
35,863	*	Novocure Ltd	227,730
25,397	*	NuVasive, Inc	1,797,346
30,681	*	NxStage Medical, Inc	825,319
17,112	*	Omnicell, Inc	614,321
23,565	*	OraSure Technologies, Inc	207,843
11,738	*	Orthofix International NV	421,864
33,929		Owens & Minor, Inc	1,217,373
8,842	*	Oxford Immunotec Global plc	119,455
45,315	e	Patterson Cos, Inc	1,885,557
13,107	*	Penumbra, Inc	937,806
15,541	*	PharMerica Corp	385,417
41,162	*	Premier, Inc	1,311,421
5,733	*	Providence Service Corp	221,580
23,815	*	Quality Systems, Inc	357,463
73,005		Quest Diagnostics, Inc	6,710,620
11,443	*	Quidel Corp	217,188
13,972	*	Quorum Health Corp	122,814
14,581	*	RadNet, Inc	84,570
71,188		Resmed, Inc	4,808,038
21,277	*,e	Rockwell Medical, Inc	123,619
22,692	*	RTI Biologics, Inc	73,749
5,783	*,e	Second Sight Medical Products, Inc	8,270
55,424	*	Select Medical Holdings Corp	690,029
13,889	*	Senseonics Holdings, Inc	38,611
20,854	*	Spectranetics Corp	539,076
14,817	*,e	Staar Surgical Co	146,688
181,108		Stryker Corp	22,372,271
13,274	*	Surgery Partners, Inc	245,569
13,245	*	Surgical Care Affiliates, Inc	748,343
8,004	*	SurModics, Inc	193,697
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,897	*,e	Tandem Diabetes Care, Inc	$18,558
37,057	*	Team Health Holdings, Inc	1,610,497
9,982	*,e	Teladoc, Inc	199,640
22,591		Teleflex, Inc	3,789,188
43,322	*	Tenet Healthcare Corp	762,034
15,590	*	Tivity Health, Inc	399,884
39,361	*,e	TransEnterix, Inc	57,861
10,733	*	Triple-S Management Corp (Class B)	205,108
489,544		UnitedHealth Group, Inc	79,355,082
28,250		Universal American Corp	280,805
42,853		Universal Health Services, Inc (Class B)	4,826,533
5,830		US Physical Therapy, Inc	408,975
1,453		Utah Medical Products, Inc	90,377
20,069	*	Varex Imaging Corp	576,990
50,173	*	Varian Medical Systems, Inc	3,895,933
8,154	*	Vascular Solutions, Inc	456,216
40,321	*	VCA Antech, Inc	3,653,083
50,113	*	Veeva Systems, Inc	2,121,283
13,352	*	Vocera Communications, Inc	277,054
23,613	*	WellCare Health Plans, Inc	3,436,636
36,764		West Pharmaceutical Services, Inc	3,111,337
62,146	*	Wright Medical Group NV	1,564,836
18,182	*	Zeltiq Aesthetics, Inc	806,190
96,678		Zimmer Holdings, Inc	11,439,908
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	619,516,477

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
229,158	*	Avon Products, Inc	1,345,157
6,448	*	Central Garden & Pet Co	211,817
23,182	*	Central Garden and Pet Co (Class A)	713,542
128,852		Church & Dwight Co, Inc	5,826,687
68,539		Clorox Co	8,224,680
449,429		Colgate-Palmolive Co	29,024,125
235,790		Coty, Inc	4,527,168
28,503		Edgewell Personal Care Co	2,247,177
31,119		Energizer Holdings, Inc	1,570,576
111,744		Estee Lauder Cos (Class A)	9,074,730
38,279	*,e	Herbalife Ltd	2,151,280
60,809	*	HRG Group, Inc	1,023,415
7,838		Inter Parfums, Inc	267,276
186,915		Kimberly-Clark Corp	22,641,014
6,950	*	Lifevantage Corp	50,179
5,231		Medifast, Inc	220,591
3,678		Natural Health Trends Corp	92,244
3,786		Nature’s Sunshine Products, Inc	48,272
27,816		Nu Skin Enterprises, Inc (Class A)	1,443,094
3,287		Nutraceutical International Corp	110,115
2,506		Oil-Dri Corp of America	84,327
11,468	e	Orchids Paper Products Co	313,191
1,347,697		Procter & Gamble Co	118,058,257
10,834	*	Revlon, Inc (Class A)	362,397
12,926		Spectrum Brands, Inc	1,724,199
5,068	*	USANA Health Sciences, Inc	315,736
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,944	e	WD-40 Co	$730,162
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	212,401,408

INSURANCE - 4.2%
213,474		Aflac, Inc	14,941,045
8,783	*	Alleghany Corp	5,371,419
47,957		Allied World Assurance Co Holdings Ltd	2,547,955
189,794		Allstate Corp	14,274,407
22,846	*	AMBAC Financial Group, Inc	477,938
54,467		American Equity Investment Life Holding Co	1,285,421
33,354		American Financial Group, Inc	2,874,114
543,556		American International Group, Inc	34,928,909
3,548		American National Insurance Co	413,661
9,124		Amerisafe, Inc	575,268
43,231		Amtrust Financial Services, Inc	1,140,866
143,435		Aon plc	16,165,124
67,014	*	Arch Capital Group Ltd	5,920,687
13,975		Argo Group International Holdings Ltd	893,701
89,565		Arthur J. Gallagher & Co	4,821,284
29,450		Aspen Insurance Holdings Ltd	1,660,980
30,221		Assurant, Inc	2,935,366
65,960		Assured Guaranty Ltd	2,566,504
4,444	*	Atlas Financial Holdings, Inc	75,548
45,995		Axis Capital Holdings Ltd	2,944,140
3,677		Baldwin & Lyons, Inc (Class B)	88,248
996,706	*	Berkshire Hathaway, Inc (Class B)	163,599,323
3,128		Blue Capital Reinsurance Holdings Ltd	59,588
56,977		Brown & Brown, Inc	2,400,441
243,604		Chubb Ltd	32,031,490
72,745		Cincinnati Financial Corp	5,134,342
23,451	*	Citizens, Inc (Class A)	217,156
15,393		CNA Financial Corp	641,118
92,311		Conseco, Inc	1,745,601
5,375	e	Crawford & Co (Class B)	65,145
3,405		Donegal Group, Inc (Class A)	56,080
8,929	*	eHealth, Inc	109,470
2,877		EMC Insurance Group, Inc	83,865
15,444		Employers Holdings, Inc	562,934
40,045		Endurance Specialty Holdings Ltd	3,711,771
6,503	*	Enstar Group Ltd	1,259,306
14,942		Erie Indemnity Co (Class A)	1,675,148
24,723		Everest Re Group Ltd	5,437,329
10,756		FBL Financial Group, Inc (Class A)	750,769
5,754		Federated National Holding Co	105,528
21,947	e	Fidelity & Guaranty Life	525,631
49,317		First American Financial Corp	1,853,333
130,740		FNF Group	4,622,966
253,613	*	Genworth Financial, Inc (Class A)	852,140
3,342	*	Global Indemnity Ltd	132,042
19,546	*	Greenlight Capital Re Ltd (Class A)	441,740
5,627	*	Hallmark Financial Services	61,559
20,699		Hanover Insurance Group, Inc	1,737,474
203,439		Hartford Financial Services Group, Inc	9,909,514
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,640		HCI Group, Inc	$150,550
12,674		Heritage Insurance Holdings, Inc	179,717
19,686		Horace Mann Educators Corp	814,016
3,159		Independence Holding Co	62,864
5,178		Infinity Property & Casualty Corp	449,709
737		Investors Title Co	89,560
6,321		James River Group Holdings Ltd	250,628
19,560		Kemper Corp	844,992
117,314		Lincoln National Corp	7,919,868
145,466		Loews Corp	6,775,806
28,819		Maiden Holdings Ltd	511,537
7,278	*	Markel Corp	6,732,150
265,334		Marsh & McLennan Cos, Inc	18,048,019
63,072	*	MBIA, Inc	643,334
15,410		Mercury General Corp	974,683
480,970		Metlife, Inc	26,169,578
23,494		National General Holdings Corp	575,368
1,147		National Western Life Group, Inc	336,243
14,900		Navigators Group, Inc	836,635
117,277		Old Republic International Corp	2,439,362
15,872		OneBeacon Insurance Group Ltd (Class A)	257,603
13,895	*,e	Patriot National, Inc	59,471
27,727		Primerica, Inc	2,092,002
134,320		Principal Financial Group	7,668,329
28,150		ProAssurance Corp	1,531,360
296,557		Progressive Corp	11,103,094
232,154		Prudential Financial, Inc	24,401,707
31,253		Reinsurance Group of America, Inc (Class A)	3,921,314
20,478		RenaissanceRe Holdings Ltd	2,791,561
27,558		RLI Corp	1,637,496
6,977		Safety Insurance Group, Inc	500,251
28,054		Selective Insurance Group, Inc	1,169,852
6,046		State Auto Financial Corp	152,722
11,853		State National Cos, Inc	163,097
11,100		Stewart Information Services Corp	484,848
56,658	*	Third Point Reinsurance Ltd	648,734
58,072		Torchmark Corp	4,270,615
150,440		Travelers Cos, Inc	17,718,823
17,741	*,e	Trupanion, Inc	283,679
10,606		United Fire & Casualty Co	500,603
6,793		United Insurance Holdings Corp	92,860
15,924	e	Universal Insurance Holdings, Inc	416,413
117,739		UnumProvident Corp	5,348,883
36,138		Validus Holdings Ltd	2,059,866
46,818		W.R. Berkley Corp	3,146,638
3,031		White Mountains Insurance Group Ltd	2,757,483
146,403		XL Group Ltd	5,500,361
		TOTAL INSURANCE	532,169,672

MATERIALS - 3.4%
16,652		A. Schulman, Inc	574,494
15,193	*	AdvanSix, Inc	390,308
10,787	*,e	AgroFresh Solutions, Inc	28,370
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

101,772		Air Products & Chemicals, Inc	$14,223,655
165,898	*	AK Steel Holding Corp	1,340,456
58,654		Albemarle Corp	5,433,707
76,620		Alcoa Corp	2,792,799
59,654	e	Allegheny Technologies, Inc	1,296,281
16,715		American Vanguard Corp	287,498
4,313		Ampco-Pittsburgh Corp	64,911
30,367		Aptargroup, Inc	2,215,880
31,809		Ashland Global Holdings, Inc	3,786,225
46,466		Avery Dennison Corp	3,392,947
83,434	*	Axalta Coating Systems Ltd	2,419,586
15,361		Balchem Corp	1,309,372
88,003		Ball Corp	6,711,109
49,543		Bemis Co, Inc	2,413,735
65,467	*	Berry Plastics Group, Inc	3,340,769
19,062	*	Boise Cascade Co	472,738
31,700		Cabot Corp	1,755,229
24,508		Calgon Carbon Corp	388,452
23,948		Carpenter Technology Corp	958,399
77,011		Celanese Corp (Series A)	6,499,728
28,403	*	Century Aluminum Co	437,406
122,210		CF Industries Holdings, Inc	4,312,791
4,817		Chase Corp	423,896
96,387		Chemours Co	2,546,545
31,102	*	Chemtura	1,029,476
8,163	*	Clearwater Paper Corp	513,453
128,010	*	Cliffs Natural Resources, Inc	1,122,648
15,502	*	Codexis, Inc	73,634
103,376	*	Coeur Mining, Inc	1,204,330
58,266		Commercial Metals Co	1,190,374
17,771	e	Compass Minerals International, Inc	1,485,656
69,502	*	Crown Holdings, Inc	3,764,923
4,672		Deltic Timber Corp	354,932
31,566		Domtar Corp	1,379,119
586,591		Dow Chemical Co	34,978,421
24,124		Eagle Materials, Inc	2,522,888
76,720		Eastman Chemical Co	5,945,800
134,333		Ecolab, Inc	16,137,423
457,605		EI du Pont de Nemours & Co	34,549,177
42,644	*	Ferro Corp	602,986
33,092		Ferroglobe plc	347,797
31,640	*,e	Flotek Industries, Inc	334,435
69,024		FMC Corp	4,152,484
12,004	*	Forterra, Inc	230,957
693,068	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	11,539,582
9,761		FutureFuel Corp	126,795
36,734	*	GCP Applied Technologies, Inc	989,981
25,837	*	Gold Resource Corp	139,003
163,314		Graphic Packaging Holding Co	2,043,058
2,993		Greif, Inc	213,102
13,180		Greif, Inc (Class A)	758,904
24,317		H.B. Fuller Co	1,200,530
1,004	*	Handy & Harman Ltd	28,313
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,200		Hawkins, Inc	$225,330
7,111		Haynes International, Inc	292,333
35,395	*	Headwaters, Inc	820,102
199,579		Hecla Mining Co	1,285,289
101,571		Huntsman Corp	2,071,033
21,744	*	Ingevity Corp	1,208,749
10,340		Innophos Holdings, Inc	502,938
12,262		Innospec, Inc	874,894
41,203		International Flavors & Fragrances, Inc	4,829,404
214,915		International Paper Co	12,164,189
8,666		Kaiser Aluminum Corp	679,934
46,917		Kapstone Paper and Packaging Corp	1,125,070
3,950		KMG Chemicals, Inc	145,597
11,129	*	Koppers Holdings, Inc	450,168
18,945	*	Kraton Polymers LLC	508,863
12,343		Kronos Worldwide, Inc	163,174
73,610	*	Louisiana-Pacific Corp	1,408,159
16,521	*,e	LSB Industries, Inc	140,594
180,695		LyondellBasell Industries AF S.C.A	16,853,423
32,840		Martin Marietta Materials, Inc	7,540,064
12,771		Materion Corp	501,900
17,767		Minerals Technologies, Inc	1,424,025
228,212		Monsanto Co	24,717,642
183,195		Mosaic Co	5,746,827
8,563	*	Multi Packaging Solutions International Ltd	152,593
10,894		Myers Industries, Inc	150,337
7,378		Neenah Paper, Inc	606,103
3,613		NewMarket Corp	1,557,817
278,497		Newmont Mining Corp	10,103,871
163,568		Nucor Corp	9,501,665
86,112		Olin Corp	2,256,996
5,609		Olympic Steel, Inc	126,202
23,656	*	Omnova Solutions, Inc	215,270
84,253	*	Owens-Illinois, Inc	1,592,382
48,780		Packaging Corp of America	4,496,540
23,640		PH Glatfelter Co	577,052
109,958	*	Platform Specialty Products Corp	1,334,890
43,476		PolyOne Corp	1,482,966
141,372		PPG Industries, Inc	14,138,614
148,901		Praxair, Inc	17,635,834
9,880		Quaker Chemical Corp	1,269,580
25,274		Rayonier Advanced Materials, Inc	342,968
10,053	*	Real Industry, Inc	54,286
35,924		Reliance Steel & Aluminum Co	2,861,347
33,339		Royal Gold, Inc	2,406,076
63,593		RPM International, Inc	3,323,370
11,161	*	Ryerson Holding Corp	118,307
13,851		Schnitzer Steel Industries, Inc (Class A)	327,576
14,709		Schweitzer-Mauduit International, Inc	652,050
23,548		Scotts Miracle-Gro Co (Class A)	2,165,710
101,071		Sealed Air Corp	4,901,944
21,592		Sensient Technologies Corp	1,657,186
42,068		Sherwin-Williams Co	12,780,679
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,159		Silgan Holdings, Inc	$1,120,993
51,093		Sonoco Products Co	2,807,560
41,984		Southern Copper Corp (NY)	1,610,506
122,740		Steel Dynamics, Inc	4,149,839
10,492		Stepan Co	819,530
62,591	*	Stillwater Mining Co	1,064,047
42,555	*	Summit Materials, Inc	1,068,131
42,849	*	SunCoke Energy, Inc	377,928
162,498		Tahoe Resources, Inc	1,485,232
22,283	*	TimkenSteel Corp	375,691
8,634	*	Trecora Resources	107,062
10,895		Tredegar Corp	242,414
14,547		Trinseo S.A.	941,918
45,745		Tronox Ltd	572,727
3,086	*	UFP Technologies, Inc	76,996
790		United States Lime & Minerals, Inc	60,040
82,218		United States Steel Corp	2,689,351
8,462	*,e	US Concrete, Inc	554,261
42,919		Valspar Corp	4,749,846
15,062	e	Valvoline, Inc	348,685
69,106		Vulcan Materials Co	8,868,373
19,405		Westlake Chemical Corp	1,201,364
131,012		WestRock Co	6,990,800
23,727	*	Worthington Industries, Inc	1,133,913
35,989		WR Grace & Co	2,495,477
		TOTAL MATERIALS	429,160,063

MEDIA - 3.2%
14,544		AMC Entertainment Holdings, Inc	490,860
30,914	*	AMC Networks, Inc	1,772,918
2,485		Cable One, Inc	1,571,464
206,542		CBS Corp (Class B)	13,319,894
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	82,066
104,813	*	Charter Communications, Inc	33,954,171
55,411		Cinemark Holdings, Inc	2,354,967
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	81,264
1,264,837		Comcast Corp (Class A)	95,394,007
444	*,e	Daily Journal Corp	96,082
77,006	*	Discovery Communications, Inc (Class A)	2,183,120
123,084	*	Discovery Communications, Inc (Class C)	3,410,658
113,097	*	DISH Network Corp (Class A)	6,691,949
12,577		Entercom Communications Corp (Class A)	178,593
44,878		Entravision Communications Corp (Class A)	242,341
20,609	*,e	Eros International plc	245,247
28,996		EW Scripps Co (Class A)	564,842
62,806		Gannett Co, Inc	604,194
19,954	*	Global Eagle Entertainment, Inc	122,917
35,991	*	Gray Television, Inc	426,493
4,651	*	Hemisphere Media Group, Inc	52,091
28,760	*	Imax Corp	937,576
211,634		Interpublic Group of Cos, Inc	4,979,748
22,665		John Wiley & Sons, Inc (Class A)	1,248,842
6,400	*	Liberty Braves Group (Class A)	127,680
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,411	*	Liberty Braves Group (Class C)	$347,872
13,819	*	Liberty Broadband Corp (Class A)	1,156,374
55,135	*	Liberty Broadband Corp (Class C)	4,705,221
15,188	*	Liberty Media Group (Class A)	440,148
25,216	*	Liberty Media Group (Class C)	724,708
47,829	*	Liberty SiriusXM Group (Class A)	1,733,323
97,255	*	Liberty SiriusXM Group (Class C)	3,490,482
22,742	*	Lions Gate Entertainment Corp	654,287
53,495	*,e	Lions Gate Entertainment Corp	1,433,131
63,868	*	Live Nation, Inc	1,827,902
6,029	*	Loral Space & Communications, Inc	245,682
9,468	*	Madison Square Garden Co	1,663,244
32,089		MDC Partners, Inc	205,370
18,534		Meredith Corp	1,136,134
30,657	*	MSG Networks, Inc	711,242
30,224		National CineMedia, Inc	443,084
27,474		New Media Investment Group, Inc	418,704
59,194		New York Times Co (Class A)	799,119
189,024		News Corp	2,323,105
59,669		News Corp (Class B)	754,813
29,700	e	Nexstar Broadcasting Group, Inc (Class A)	1,942,380
122,193		Omnicom Group, Inc	10,465,830
4,994	*,e	Radio One, Inc	14,982
7,081	*	Reading International, Inc	115,774
39,382		Regal Entertainment Group (Class A)	892,396
1,443		Saga Communications, Inc	72,583
12,520		Scholastic Corp	573,166
42,540		Scripps Networks Interactive (Class A)	3,239,846
35,611		Sinclair Broadcast Group, Inc (Class A)	1,201,871
901,211	e	Sirius XM Holdings, Inc	4,253,716
111,945		TEGNA, Inc	2,564,660
171,015		Thomson Corp	7,668,313
411,871		Time Warner, Inc	39,889,706
55,448		Time, Inc	1,067,374
8,496	*	Townsquare Media, Inc	90,737
38,597		Tribune Co	1,113,137
15,980	*,e	tronc, Inc	211,895
563,613		Twenty-First Century Fox, Inc	17,686,176
250,979		Twenty-First Century Fox, Inc (Class B)	7,782,859
7,627		Viacom, Inc	345,122
180,498		Viacom, Inc (Class B)	7,606,186
849,741		Walt Disney Co	94,023,842
17,813	e	World Wrestling Entertainment, Inc (Class A)	348,779
		TOTAL MEDIA	399,519,259

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
847,637		AbbVie, Inc	51,799,097
48,978	*,e	Acadia Pharmaceuticals, Inc	1,694,149
11,534	*,e	Accelerate Diagnostics, Inc	241,637
13,351	*	Acceleron Pharma, Inc	324,162
18,680	*,e	AcelRx Pharmaceuticals, Inc	49,502
57,304	*	Achillion Pharmaceuticals, Inc	238,958
4,210	*	Aclaris Therapeutics, Inc	111,691
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,949	*	Acorda Therapeutics, Inc	$429,454
8,387	*,e	Adamas Pharmaceuticals, Inc	133,102
17,546	*,e	Aduro Biotech, Inc	207,920
21,624	*,e	Advaxis, Inc	193,751
12,037	*	Adverum Biotechnologies, Inc	34,907
14,933	*,e	Aerie Pharmaceuticals, Inc	655,559
7,447	*	Aevi Genomic Medicine, Inc	35,448
44,202	*	Agenus, Inc	176,808
4,678	*	Agile Therapeutics, Inc	10,759
164,548		Agilent Technologies, Inc	8,057,916
15,868	*,e	Agios Pharmaceuticals, Inc	682,800
12,929	*	Aimmune Therapeutics, Inc	236,342
22,014	*	Akebia Therapeutics, Inc	220,800
40,640	*	Akorn, Inc	776,224
12,928	*,e	Albany Molecular Research, Inc	237,875
24,986	*	Alder Biopharmaceuticals, Inc	513,462
113,532	*	Alexion Pharmaceuticals, Inc	14,836,362
77,776	*	Alkermes plc	4,208,459
174,495	*	Allergan plc	38,195,211
39,133	*,e	Alnylam Pharmaceuticals, Inc	1,564,929
19,349	*	AMAG Pharmaceuticals, Inc	466,311
396,517		Amgen, Inc	62,126,284
73,795	*	Amicus Therapeutics, Inc	405,872
16,975	*	Amphastar Pharmaceuticals, Inc	267,356
22,539	*	Ampio Pharmaceuticals, Inc	22,088
15,209	*,e	Anavex Life Sciences Corp	68,440
3,304	*	ANI Pharmaceuticals, Inc	199,727
21,009	*,e	Anthera Pharmaceuticals, Inc	11,389
5,978	*	Applied Genetic Technologies Corp	43,340
7,908	*	Aptevo Therapeutics, Inc	15,737
407	*,e	AquaBounty Technologies, Inc	5,617
12,806	*	Aratana Therapeutics, Inc	102,320
16,077	*	Ardelyx, Inc	192,924
101,870	*	Arena Pharmaceuticals, Inc	156,880
89,994	*	Ariad Pharmaceuticals, Inc	2,143,657
85,727	*	Array Biopharma, Inc	931,852
49,152	*,e	Arrowhead Research Corp	95,355
20,476	*	Asterias Biotherapeutics, Inc	87,023
17,386	*,e	Atara Biotherapeutics, Inc	233,842
34,748	*,e	Athersys, Inc	37,875
3,136	*	Avexis, Inc	174,926
12,006	*	Axovant Sciences Ltd	147,073
4,815	*,e	Axsome Therapeutics, Inc	23,593
10,302	*,e	Bellicum Pharmaceuticals, Inc	137,841
38,137	*	BioCryst Pharmaceuticals, Inc	240,263
114,333	*	Biogen Idec, Inc	31,697,681
91,781	*	BioMarin Pharmaceutical, Inc	8,042,769
39,348	*,e	Bio-Path Holdings, Inc	37,377
14,984	*	Bio-Rad Laboratories, Inc (Class A)	2,848,159
1,907	*	Biospecifics Technologies Corp	97,810
19,171		Bio-Techne Corp	1,950,649
21,816	*,e	BioTime, Inc	68,284
21,137	*,e	Bluebird Bio, Inc	1,574,706
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,768	*	Blueprint Medicines Corp	$332,893
875,101		Bristol-Myers Squibb Co	43,019,965
54,276		Bruker BioSciences Corp	1,287,969
15,433	*	Cambrex Corp	809,461
13,831	*,e	Cara Therapeutics Inc	211,891
48,477	*	Catalent, Inc	1,297,245
405,326	*	Celgene Corp	47,078,615
54,616	*	Celldex Therapeutics, Inc	178,048
4,292	*	Cellular Biomedicine Group, Inc	53,221
18,786	*,e	Cempra, Inc	59,176
22,808	*	Charles River Laboratories International, Inc	1,842,886
11,750	*	ChemoCentryx, Inc	85,422
19,935	*	Chimerix, Inc	108,446
13,925	*	ChromaDex Corp	38,711
2,186	*	Cidara Therapeutics, Inc	21,641
4,181	*,e	Clearside Biomedical, Inc	31,148
16,584	*	Clovis Oncology, Inc	1,074,643
14,351	*	Coherus Biosciences, Inc	400,393
6,498	*,e	Collegium Pharmaceutical, Inc	109,296
6,440	*	Concert Pharmaceuticals Inc	56,994
35,675	*	Corcept Therapeutics, Inc	253,649
47,198	*	Curis, Inc	135,458
14,477	*	Cytokinetics, Inc	151,285
10,021	*	CytomX Therapeutics, Inc	116,444
28,094	*,e	CytRx Corp	11,651
29,384	*	Depomed, Inc	531,557
17,356	*	Dermira, Inc	510,961
5,621	*	Dimension Therapeutics, Inc	10,961
47,996	*	Durect Corp	50,876
18,760	*,e	Dynavax Technologies Corp	76,916
5,157	*,e	Eagle Pharmaceuticals, Inc	356,916
8,036	*	Edge Therapeutics, Inc	77,387
5,985	*,e	Editas Medicine, Inc	104,259
11,529	*,e	Egalet Corp	56,377
1,596	*	Eiger BioPharmaceuticals, Inc	19,471
508,176		Eli Lilly & Co	39,144,797
15,816	*	Emergent Biosolutions, Inc	478,750
6,742	*	Enanta Pharmaceuticals, Inc	223,329
109,048	*	Endo International plc	1,334,748
16,078	*,e	Endocyte, Inc	35,532
18,877	*	Enzo Biochem, Inc	126,098
22,129	*	Epizyme, Inc	232,354
15,688	*	Esperion Thereapeutics, Inc	190,139
53,430	*,e	Exact Sciences Corp	1,012,498
117,900	*	Exelixis, Inc	2,136,348
25,301	*	FibroGen, Inc	573,068
13,889	*	Five Prime Therapeutics, Inc	636,255
2,340	*	Flex Pharma, Inc	10,202
13,575	*	Flexion Therapeutics Inc	263,355
12,333	*	Fluidigm Corp	78,068
16,433	*,e	Fortress Biotech, Inc	40,261
8,176	*,e	Foundation Medicine, Inc	159,841
3,856	*,e	Galena Biopharma, Inc	6,362
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,048	*	Genomic Health, Inc	$248,639
94,140	*,e	Geron Corp	195,811
700,923		Gilead Sciences, Inc	50,781,871
11,159	*	Global Blood Therapeutics, Inc	180,218
57,371	*,e	Halozyme Therapeutics, Inc	662,635
20,561	*,e	Heron Therapeutics, Inc	267,293
3,167	*	Heska Corp	252,157
83,754	*	Horizon Pharma plc	1,371,053
35,999	*,e	Idera Pharmaceuticals, Inc	50,399
19,695	*	Ignyta, Inc	96,505
75,821	*	Illumina, Inc	12,138,942
4,828	*	Immune Design Corp	27,278
98,713	*,e	Immunogen, Inc	230,988
52,141	*,e	Immunomedics, Inc	234,634
35,602	*	Impax Laboratories, Inc	468,166
21,331	*	INC Research Holdings, Inc	1,130,543
84,537	*	Incyte Corp	10,246,730
20,634	*	Infinity Pharmaceuticals, Inc	42,712
39,312	e	Innoviva, Inc	416,707
9,048	*,e	Inotek Pharmaceuticals Corp	14,477
30,381	*,e	Inovio Pharmaceuticals, Inc	200,515
29,754	*	Insmed, Inc	439,467
14,862	*,e	Insys Therapeutics, Inc	152,187
3,255	*,e	Intellia Therapeutics, Inc	42,055
8,362	*,e	Intercept Pharmaceuticals, Inc	917,729
12,277	*	Intersect ENT, Inc	165,740
16,694	*,e	Intra-Cellular Therapies, Inc	241,061
27,260	*,e	Intrexon Corp	576,822
16,079	*	Invitae Corp	134,581
61,674	*,e	Ionis Pharmaceuticals, Inc	2,744,493
62,575	*	Ironwood Pharmaceuticals, Inc	899,829
1,448,049		Johnson & Johnson	163,991,549
33,123	*,e	Juno Therapeutics, Inc	706,845
9,896	*	Karyopharm Therapeutics, Inc	102,424
45,406	*,e	Keryx Biopharmaceuticals, Inc	226,576
18,955	*,e	Kite Pharma, Inc	966,136
8,243	*	La Jolla Pharmaceutical Co	160,326
13,584	*,e	Lannett Co, Inc	273,718
20,804	*,e	Lexicon Pharmaceuticals, Inc	298,121
9,892	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,048,651
19,238	*	Lion Biotechnologies, Inc	139,476
7,703	*,e	Lipocine, Inc	27,885
6,426	*	Loxo Oncology, Inc	252,092
19,030	*	Luminex Corp	384,787
14,847	*	MacroGenics, Inc	274,224
56,068	*	Mallinckrodt plc	2,732,194
160,333	*,e	MannKind Corp	112,874
40,396	*	Medicines Co	1,456,276
14,511	*	MediciNova, Inc	80,681
4,094	*	Medpace Holdings, Inc	142,840
1,459,790		Merck & Co, Inc	90,492,382
73,287	*,e	Merrimack Pharmaceuticals, Inc	227,923
13,506	*	Mettler-Toledo International, Inc	5,762,065
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,130	*,e	MiMedx Group, Inc	$380,810
8,077	*,e	Minerva Neurosciences, Inc	85,616
4,258	*	Mirati Therapeutics, Inc	21,716
31,181	*	Momenta Pharmaceuticals, Inc	589,321
236,696	*	Mylan NV	9,006,283
5,669	*	MyoKardia, Inc	63,493
35,176	*	Myriad Genetics, Inc	569,148
5,740	*	NanoString Technologies, Inc	103,550
18,507	*,e	NantKwest, Inc	99,198
13,099	*	Natera, Inc	117,367
72,894	*	Nektar Therapeutics	882,746
33,050	*	NeoGenomics, Inc	266,383
6,653	*,e	Neos Therapeutics, Inc	38,920
43,595	*	Neurocrine Biosciences, Inc	1,870,661
8,803	*	NewLink Genetics Corp	107,133
132,353	*,e	Novavax, Inc	173,382
15,067	*,e	Ocular Therapeutix, Inc	98,840
20,737	*,e	Omeros Corp	200,942
7,049	*	OncoMed Pharmaceuticals, Inc	58,225
14,755	*,e	Ophthotech Corp	70,234
162,911	*,e	Opko Health, Inc	1,415,697
49,140	*,e	Organovo Holdings, Inc	181,327
7,783	e	Osiris Therapeutics, Inc	43,740
12,099	*	Otonomy, Inc	177,250
25,996	*	OvaScience, Inc	41,074
40,299	*,e	Pacific Biosciences of California, Inc	194,241
21,136	*	Pacira Pharmaceuticals, Inc	812,679
5,045	*	Paratek Pharmaceuticals, Inc	76,180
26,823	*	Parexel International Corp	1,901,482
17,849	*	Patheon NV	512,088
105,806		PDL BioPharma, Inc	232,773
60,088	*	PerkinElmer, Inc	3,196,081
70,589		Perrigo Co plc	5,375,352
6,895	*	Pfenex, Inc	55,022
3,165,961		Pfizer, Inc	100,455,942
28,593	*	PharmAthene, Inc	88,638
7,545		Phibro Animal Health Corp	201,452
22,596	*	Portola Pharmaceuticals, Inc	615,741
12,394	*	PRA Health Sciences, Inc	726,164
31,139	*	Prestige Brands Holdings, Inc	1,642,894
30,473	*	Progenics Pharmaceuticals, Inc	271,819
3,334	*	Proteostasis Therapeutics, Inc	49,177
19,108	*,e	Prothena Corp plc	935,528
17,832	*	PTC Therapeutics, Inc	233,599
15,594	*	Puma Biotechnology, Inc	505,246
118,558		QIAGEN NV	3,435,813
77,214	*	Quintiles Transnational Holdings, Inc	6,060,527
16,338	*	Radius Health, Inc	711,030
2,682	*	Reata Pharmaceuticals, Inc	66,782
40,627	*	Regeneron Pharmaceuticals, Inc	14,596,875
10,255	*	REGENXBIO, Inc	189,718
39,674	*	Regulus Therapeutics, Inc	47,609
16,979	*	Repligen Corp	510,049
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,915	*	Retrophin, Inc	$390,732
9,301	*,e	Revance Therapeutics, Inc	186,020
37,550	*	Rigel Pharmaceuticals, Inc	78,104
14,434	*	Sage Therapeutics, Inc	692,543
45,343	*	Sangamo Biosciences, Inc	158,701
26,570	*	Sarepta Therapeutics, Inc	825,264
22,166	*	Sciclone Pharmaceuticals, Inc	224,985
49,257	*	Seattle Genetics, Inc	2,967,242
21,251	*,e	Seres Therapeutics, Inc	210,172
12,170	*,e	Sorrento Therapeutics, Inc	65,718
11,148	*	Spark Therapeutics, Inc	702,993
27,773	*	Spectrum Pharmaceuticals, Inc	129,422
15,058	*	Stemline Therapeutics, Inc	153,592
10,521	*,e	Sucampo Pharmaceuticals, Inc (Class A)	117,309
22,801	*	Supernus Pharmaceuticals, Inc	616,767
95,899	*,e	Synergy Pharmaceuticals, Inc	678,006
36,143	*	Synthetic Biologics, Inc	30,649
3,929	*,e	T2 Biosystems, Inc	21,217
17,729	*	Teligent, Inc	124,103
14,600	*	TESARO, Inc	2,377,464
15,324	*	Tetraphase Pharmaceuticals, Inc	58,691
29,091	*	TG Therapeutics, Inc	139,637
71,280	*,e	TherapeuticsMD, Inc	414,137
22,379	*	Theravance Biopharma, Inc	670,475
204,553		Thermo Fisher Scientific, Inc	31,171,832
9,087	*,e	Titan Pharmaceuticals, Inc	39,528
4,598	*,m	Tobira Therapeutics, Inc	63,177
4,104	*,e	Tokai Pharmaceuticals, Inc	3,863
23,387	*	Trevena, Inc	163,241
17,370	*,e	Trovagene, Inc	34,740
18,015	*,e	Ultragenyx Pharmaceutical, Inc	1,351,305
22,473	*	United Therapeutics Corp	3,677,257
17,036	*	Vanda Pharmaceuticals, Inc	241,059
13,261	*	Versartis, Inc	189,632
127,588	*	Vertex Pharmaceuticals, Inc	10,955,982
16,833	*	Vital Therapies, Inc	83,323
5,712	*	Voyager Therapeutics, Inc	68,087
40,447	*	VWR Corp	1,047,982
39,695	*	Waters Corp	5,622,797
4,218	*,e	WaVe Life Sciences Pte Ltd	121,267
10,835	*,e	XBiotech, Inc	123,519
18,414	*	Xencor Inc	438,806
6,984	*	Zafgen, Inc	29,403
59,769	*,e	ZIOPHARM Oncology, Inc	353,832
241,030		Zoetis, Inc	13,242,188
10,650	*	Zogenix, Inc	85,733
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	984,704,876

REAL ESTATE - 4.0%
27,624		Acadia Realty Trust	879,548
11,379		Agree Realty Corp	533,675
23,597		Alexander & Baldwin, Inc	1,050,538
2,016		Alexander’s, Inc	852,385
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,284		Alexandria Real Estate Equities, Inc	$4,131,813
5,825	*,e	Altisource Portfolio Solutions S.A.	166,013
31,307		American Assets Trust,Inc	1,344,010
67,791		American Campus Communities, Inc	3,295,998
94,784		American Homes 4 Rent	2,111,788
220,280		American Tower Corp	22,798,980
76,294		Apartment Investment & Management Co (Class A)	3,362,277
85,253		Apple Hospitality REIT, Inc	1,706,765
25,296		Armada Hoffler Properties, Inc	348,579
11,429		Ashford Hospitality Prime, Inc	153,606
41,202		Ashford Hospitality Trust, Inc	313,135
5,479	*,e	AV Homes, Inc	96,704
75,180		AvalonBay Communities, Inc	13,029,446
17,055		Bluerock Residential Growth REIT, Inc	223,079
81,337		Boston Properties, Inc	10,647,013
86,690		Brandywine Realty Trust	1,395,709
82,610		Brixmor Property Group, Inc	1,993,379
48,686		Camden Property Trust	4,068,689
40,937		Care Capital Properties, Inc	1,011,553
28,069		CareTrust REIT, Inc	425,526
18,578		CatchMark Timber Trust Inc	191,168
142,539		CBL & Associates Properties, Inc	1,546,548
165,342	*	CBRE Group, Inc	5,019,783
40,660		Cedar Realty Trust, Inc	244,367
16,749		Chatham Lodging Trust	337,325
28,782		Chesapeake Lodging Trust	736,819
24,386		City Office REIT, Inc	307,020
276,287		Colony NorthStar, Inc	3,845,915
31,610		Colony Starwood Homes	994,135
73,861		Columbia Property Trust, Inc	1,643,407
73,241		Communications Sales & Leasing, Inc	1,924,774
11,890		Community Healthcare Trust, Inc	256,467
1,845		Consolidated-Tomoka Land Co	101,475
63,738		CoreCivic, Inc	1,850,952
6,682		CorEnergy Infrastructure Trust, Inc	239,884
18,742		Coresite Realty	1,614,248
44,313		Corporate Office Properties Trust	1,410,040
157,234		Cousins Properties, Inc	1,336,489
194,386		Crown Castle International Corp	17,072,922
84,098		CubeSmart	2,113,383
32,343		CyrusOne, Inc	1,557,639
49,318		DCT Industrial Trust, Inc	2,204,021
150,563		DDR Corp	2,285,546
97,976		DiamondRock Hospitality Co	1,104,190
80,165		Digital Realty Trust, Inc	8,628,159
68,494		Douglas Emmett, Inc	2,591,813
178,771		Duke Realty Corp	4,349,498
41,733		DuPont Fabros Technology, Inc	1,981,483
11,376		Easterly Government Properties, Inc	224,107
20,218		EastGroup Properties, Inc	1,430,828
32,216		Education Realty Trust, Inc	1,295,405
59,196		Empire State Realty Trust, Inc	1,212,926
30,888		Entertainment Properties Trust	2,284,785
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,306		Equinix, Inc	$14,362,064
83,724	*	Equity Commonwealth	2,582,048
48,436		Equity Lifestyle Properties, Inc	3,581,358
44,676		Equity One, Inc	1,393,444
185,671		Equity Residential	11,283,227
36,038		Essex Property Trust, Inc	8,083,323
62,586		Extra Space Storage, Inc	4,509,321
5,780		Farmland Partners, Inc	65,661
35,708		Federal Realty Investment Trust	5,014,474
64,539		FelCor Lodging Trust, Inc	496,950
56,244		First Industrial Realty Trust, Inc	1,453,907
28,700		First Potomac Realty Trust	293,888
111,881		Forest City Realty Trust, Inc	2,532,986
16,040	*	Forestar Group, Inc	209,322
24,662		Four Corners Property Trust, Inc	537,878
47,755		Franklin Street Properties Corp	608,876
2,632	*	FRP Holdings, Inc	102,648
91,483		Gaming and Leisure Properties, Inc	2,893,607
48,469		Geo Group, Inc	2,012,433
12,704		Getty Realty Corp	327,636
294,808	*	GGP, Inc	7,323,031
17,812		Gladstone Commercial Corp	349,828
6,018		Global Medical REIT, Inc	53,259
82,479	*	Global Net Lease, Inc	639,212
39,025		Government Properties Income Trust	751,622
72,173		Gramercy Property Trust	1,901,037
236,135		HCP, Inc	7,159,613
50,664		Healthcare Realty Trust, Inc	1,530,559
66,120		Healthcare Trust of America, Inc	1,922,108
20,220		Hersha Hospitality Trust	404,198
24,835		HFF, Inc (Class A)	737,103
46,902		Highwoods Properties, Inc	2,411,232
76,911		Hospitality Properties Trust	2,394,239
383,808		Host Marriott Corp	6,935,411
23,104	*	Howard Hughes Corp	2,463,117
46,741		Hudson Pacific Properties	1,655,099
18,150		Independence Realty Trust, Inc	167,525
59,474		Investors Real Estate Trust	383,013
133,896		Iron Mountain, Inc	4,793,477
25,325		Jones Lang LaSalle, Inc	2,609,235
43,925		Kennedy-Wilson Holdings, Inc	898,266
44,163		Kilroy Realty Corp	3,305,601
196,926		Kimco Realty Corp	4,901,488
40,035		Kite Realty Group Trust	961,641
41,915		Lamar Advertising Co	3,165,421
62,072		LaSalle Hotel Properties	1,872,712
112,121		Lexington Realty Trust	1,201,937
67,947		Liberty Property Trust	2,608,485
28,792		Life Storage, Inc	2,345,108
26,215		LTC Properties, Inc	1,223,454
71,994		Macerich Co	4,945,268
45,234		Mack-Cali Realty Corp	1,267,457
14,884	*	Marcus & Millichap, Inc	383,561
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

150,969		Medical Properties Trust, Inc	$1,924,855
62,887		Mid-America Apartment Communities, Inc	5,971,121
30,377		Monmouth Real Estate Investment Corp (Class A)	443,504
69,668		Monogram Residential Trust, Inc	708,524
18,057		National Health Investors, Inc	1,336,037
71,335		National Retail Properties, Inc	3,110,206
16,679		National Storage Affiliates Trust	371,108
36,692		New Senior Investment Group, Inc	367,287
8,034		NexPoint Residential Trust, Inc	185,666
25,065		NorthStar Realty Europe Corp	301,031
90,126		Omega Healthcare Investors, Inc	2,890,341
6,278		One Liberty Properties, Inc	145,398
67,384		Outfront Media, Inc	1,848,343
88,247		Paramount Group, Inc	1,472,842
52,701		Park Hotels & Resorts, Inc	1,430,305
19,654	*	Parkway, Inc	418,434
34,872		Pebblebrook Hotel Trust	1,043,022
34,599		Pennsylvania REIT	619,668
65,496		Physicians Realty Trust	1,214,951
99,426		Piedmont Office Realty Trust, Inc	2,159,533
26,414		Potlatch Corp	1,088,257
22,337		Preferred Apartment Communities, Inc	302,443
269,760		Prologis, Inc	13,177,776
14,583		PS Business Parks, Inc	1,633,879
79,690		Public Storage, Inc	17,133,350
22,756		QTS Realty Trust, Inc	1,146,675
53,400	*	Quality Care Properties, Inc	985,764
49,089		RAIT Investment Trust	169,848
38,022		Ramco-Gershenson Properties	618,238
79,312		Rayonier, Inc	2,212,012
8,639		Re/Max Holdings, Inc	484,216
80,174		Realogy Holdings Corp	2,077,308
128,582		Realty Income Corp	7,667,345
47,019		Regency Centers Corp	3,278,635
67,247		Retail Opportunities Investment Corp	1,425,636
105,872		Retail Properties of America, Inc	1,584,904
31,686		Rexford Industrial Realty, Inc	719,589
59,376		RLJ Lodging Trust	1,378,117
3,209		RMR Group, Inc	153,390
21,180		Ryman Hospitality Properties	1,295,792
31,460		Sabra Healthcare REIT, Inc	799,084
7,154		Saul Centers, Inc	454,207
30,659		Select Income REIT	766,782
115,034		Senior Housing Properties Trust	2,191,398
12,184		Seritage Growth Properties	497,107
14,813		Silver Bay Realty Trust Corp	249,599
164,437		Simon Property Group, Inc	30,218,588
51,535		SL Green Realty Corp	5,615,769
234,717		Spirit Realty Capital, Inc	2,469,223
40,237	*	St. Joe Co	677,993
33,464	*	STAG Industrial, Inc	774,357
73,824		STORE Capital Corp	1,746,676
2,960	*	Stratus Properties, Inc	90,576
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,009		Sun Communities, Inc	$3,387,389
110,551		Sunstone Hotel Investors, Inc	1,627,311
46,688		Tanger Factory Outlet Centers, Inc	1,596,263
28,242		Taubman Centers, Inc	2,000,663
5,639	*	Tejon Ranch Co	133,250
18,932		Terreno Realty Corp	514,761
22,829		Tier REIT, Inc	415,716
8,985	*	Trinity Place Holdings, Inc	72,509
147,985		UDR, Inc	5,172,076
9,682		UMH Properties, Inc	141,841
6,033		Universal Health Realty Income Trust	374,770
58,761		Urban Edge Properties	1,643,545
11,670		Urstadt Biddle Properties, Inc (Class A)	261,992
171,187		Ventas, Inc	10,557,102
459,531		VEREIT, Inc	3,919,799
93,727		Vornado Realty Trust	9,964,117
103,376		Washington Prime Group, Inc	997,578
35,634		Washington REIT	1,120,689
56,962		Weingarten Realty Investors	2,029,556
183,207		Welltower, Inc	12,146,624
382,870		Weyerhaeuser Co	11,995,317
12,824		Whitestone REIT	178,382
62,310		WP Carey, Inc	3,859,481
50,281		Xenia Hotels & Resorts, Inc	922,656
		TOTAL REAL ESTATE	495,967,193

RETAILING - 5.0%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	147,627
35,722		Aaron’s, Inc	1,105,239
38,688	e	Abercrombie & Fitch Co (Class A)	449,168
36,981		Advance Auto Parts, Inc	6,073,759
204,180	*	Amazon.com, Inc	168,138,146
82,186		American Eagle Outfitters, Inc	1,241,830
4,627	*	America’s Car-Mart, Inc	194,103
12,502	*	Asbury Automotive Group, Inc	820,131
94,541	*	Ascena Retail Group, Inc	454,742
8,578	*	At Home Group, Inc	130,729
33,733	*	Autonation, Inc	1,791,897
15,230	*	AutoZone, Inc	11,041,445
23,718	*	Barnes & Noble Education, Inc	238,366
35,846		Barnes & Noble, Inc	365,629
76,154		Bed Bath & Beyond, Inc	3,072,814
145,070		Best Buy Co, Inc	6,458,516
10,534		Big 5 Sporting Goods Corp	162,224
23,343		Big Lots, Inc	1,167,150
5,139		Blue Nile, Inc	209,209
10,237	*	Boot Barn Holdings, Inc	111,071
15,615	e	Buckle, Inc	330,257
11,795	*	Build-A-Bear Workshop, Inc	141,540
36,648	*	Burlington Stores, Inc	3,067,438
25,806	*	Cabela’s, Inc	1,442,297
22,186		Caleres, Inc	682,219
6,090		Camping World Holdings, Inc	191,713
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

101,055	*	Carmax, Inc	$6,741,379
11,624		Cato Corp (Class A)	295,133
70,570		Chico’s FAS, Inc	951,989
10,388		Children’s Place Retail Stores, Inc	1,007,636
6,249		Citi Trends, Inc	100,296
17,031	*	Container Store Group, Inc	82,941
25,406		Core-Mark Holding Co, Inc	887,432
38,742		CST Brands, Inc	1,866,590
14,776	*	Destination XL Group, Inc	52,455
45,082		Dick’s Sporting Goods, Inc	2,326,231
10,084	e	Dillard’s, Inc (Class A)	569,141
146,937		Dollar General Corp	10,846,889
118,662	*	Dollar Tree, Inc	9,159,520
34,941		DSW, Inc (Class A)	739,352
5,857	*	Duluth Holdings, Inc	132,485
73,558	*	Etsy, Inc	927,566
61,694		Expedia, Inc	7,501,373
37,171	*	Express Parent LLC	395,128
20,843		Finish Line, Inc (Class A)	358,500
27,345	*	Five Below, Inc	1,089,698
77,729		Foot Locker, Inc	5,327,546
22,283	*	Francesca’s Holdings Corp	388,616
21,350	e	Fred’s, Inc (Class A)	311,069
7,507	*	FTD Cos, Inc	172,511
53,617		GameStop Corp (Class A)	1,313,080
116,037		Gap, Inc	2,672,332
11,147	*	Genesco, Inc	671,049
75,238		Genuine Parts Co	7,283,791
38,288	e	GNC Holdings, Inc	339,615
11,507		Group 1 Automotive, Inc	929,651
188,200	*	Groupon, Inc	649,290
28,966		Guess?, Inc	369,896
7,966		Haverty Furniture Cos, Inc	173,659
10,580	*	Hibbett Sports, Inc	349,140
650,601		Home Depot, Inc	89,509,686
15,133		HSN, Inc	533,438
162,528	*,e	JC Penney Co, Inc	1,080,811
7,029		Kirkland’s, Inc	97,563
97,844		Kohl’s Corp	3,897,127
124,312		L Brands, Inc	7,484,826
10,858	*,e	Lands’ End, Inc	166,670
12,070		LCI Industries, Inc	1,324,683
25,993	*	Liberty Expedia Holdings, Inc	1,143,952
232,392	*	Liberty Interactive Corp	4,457,279
35,091	*	Liberty TripAdvisor Holdings, Inc	629,883
38,990	*	Liberty Ventures	1,701,914
12,370		Lithia Motors, Inc (Class A)	1,275,594
159,309	*	LKQ Corp	5,083,550
466,676		Lowe’s Companies, Inc	34,104,682
13,326	*,e	Lumber Liquidators, Inc	208,685
161,784		Macy’s, Inc	4,779,099
11,282	*	MarineMax, Inc	241,999
46,614	*	Michaels Cos, Inc	916,897
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,180		Monro Muffler, Inc	$909,282
18,950	*	Murphy USA, Inc	1,207,115
213,261	*	NetFlix, Inc	30,007,955
65,062		Nordstrom, Inc	2,877,042
14,284		Nutri/System, Inc	472,086
292,382		Office Depot, Inc	1,301,100
11,379	*	Ollie’s Bargain Outlet Holdings, Inc	347,628
49,016	*	O’Reilly Automotive, Inc	12,855,426
4,892	*	Overstock.com, Inc	81,207
18,067	*,e	Party City Holdco, Inc	261,068
20,613		Penske Auto Group, Inc	1,120,523
8,830	e	PetMed Express, Inc	187,108
43,189		Pier 1 Imports, Inc	313,984
26,112	*	Priceline.com, Inc	41,129,795
34,673	e	Rent-A-Center, Inc	310,670
21,981	*,e	Restoration Hardware Holdings, Inc	593,927
204,621		Ross Stores, Inc	13,527,494
75,433	*	Sally Beauty Holdings, Inc	1,795,305
18,262	*,e	Sears Holdings Corp	127,469
5,334	*	Sears Hometown and Outlet Stores, Inc	19,469
23,405	*	Select Comfort Corp	472,313
8,648		Shoe Carnival, Inc	221,129
18,928	*	Shutterfly, Inc	971,574
37,752	e	Signet Jewelers Ltd	2,932,198
15,830		Sonic Automotive, Inc (Class A)	370,422
14,779	*,e	Sportsman’s Warehouse Holdings, Inc	109,956
18,281	e	Stage Stores, Inc	51,187
336,568		Staples, Inc	3,096,426
28,533		Stein Mart, Inc	104,431
31,576		Tailored Brands, Inc	670,990
307,830		Target Corp	19,848,878
56,408		Tiffany & Co	4,440,438
15,285	*	Tile Shop Holdings, Inc	291,944
5,862	*	Tilly’s, Inc	78,551
342,538		TJX Companies, Inc	25,662,947
68,658		Tractor Supply Co	5,058,035
57,250	*	TripAdvisor, Inc	3,028,525
27,639	*	Tuesday Morning Corp	118,848
30,639	*	Ulta Salon Cosmetics & Fragrance, Inc	8,342,387
47,596	*	Urban Outfitters, Inc	1,263,198
16,337	*	Vitamin Shoppe, Inc	353,696
25,772	*,e	Wayfair, Inc	1,071,084
6,804	*	West Marine, Inc	63,073
45,439	e	Williams-Sonoma, Inc	2,190,614
892		Winmark Corp	98,789
10,806	*	Zumiez, Inc	216,660
		TOTAL RETAILING	625,424,522

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
2,398	*,e	Acacia Communications, Inc	139,492
19,213	*	Advanced Energy Industries, Inc	1,130,493
386,796	*	Advanced Micro Devices, Inc	4,011,074
8,895	*	Alpha & Omega Semiconductor Ltd	181,013
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,498	*,e	Ambarella, Inc	$818,466
48,137	*	Amkor Technology, Inc	452,969
161,186		Analog Devices, Inc	12,079,279
574,238		Applied Materials, Inc	19,667,651
12,175	*	Axcelis Technologies, Inc	185,060
198,591		Broadcom Ltd	39,618,904
32,935		Brooks Automation, Inc	573,728
11,394		Cabot Microelectronics Corp	769,209
31,389	*	Cavium, Inc	2,078,266
8,650	*	Ceva, Inc	305,777
31,588	*	Cirrus Logic, Inc	1,905,388
10,237		Cohu, Inc	135,128
56,755	*	Cree, Inc	1,565,303
151,801		Cypress Semiconductor Corp	1,791,252
18,477	*	Diodes, Inc	459,893
9,301	*	DSP Group, Inc	100,916
64,946	*	Entegris, Inc	1,217,737
20,079	*	Exar Corp	205,810
39,045	*,e	First Solar, Inc	1,217,814
34,075	*	Formfactor, Inc	424,234
20,327	*	GigOptix, Inc	52,444
3,914	*,e	Impinj, Inc	137,812
19,347	*	Inphi Corp	886,480
69,417	*	Integrated Device Technology, Inc	1,748,614
2,487,307		Intel Corp	91,582,644
79,114		Intersil Corp (Class A)	1,774,527
9,988		IXYS Corp	120,855
85,447		Kla-Tencor Corp	7,272,394
28,048	*	Kopin Corp	89,473
86,891		Lam Research Corp	9,980,300
58,110	*	Lattice Semiconductor Corp	417,811
134,349		Linear Technology Corp	8,481,452
14,547	*	MA-COM Technology Solutions	691,704
202,957		Marvell Technology Group Ltd	3,017,971
148,593		Maxim Integrated Products, Inc	6,609,417
28,821	*	MaxLinear, Inc	737,241
114,874		Microchip Technology, Inc	7,736,764
538,414	*	Micron Technology, Inc	12,981,162
58,132	*	Microsemi Corp	3,089,716
25,831		MKS Instruments, Inc	1,702,263
18,858		Monolithic Power Systems, Inc	1,645,172
11,512	*	Nanometrics, Inc	295,973
16,676	*	NeoPhotonics Corp Ltd	182,602
1,929		NVE Corp	149,671
266,066		Nvidia Corp	29,049,086
212,757	*	ON Semiconductor Corp	2,833,923
12,269	*	PDF Solutions, Inc	276,175
31,365	*	Photronics, Inc	360,697
13,255		Power Integrations, Inc	941,105
66,515	*	Qorvo, Inc	4,270,928
763,916		Qualcomm, Inc	40,816,032
51,257	*	Rambus, Inc	665,316
13,099	*	Rudolph Technologies, Inc	300,622
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,562	*	Semtech Corp	$1,039,968
14,732	*	Sigma Designs, Inc	89,865
20,097	*	Silicon Laboratories, Inc	1,310,324
96,794		Skyworks Solutions, Inc	8,879,882
35,346	*,e	SunPower Corp	234,697
116,518		Teradyne, Inc	3,306,781
32,987		Tessera Holding Corp	1,491,012
532,826		Texas Instruments, Inc	40,249,676
12,988	*	Ultra Clean Holdings	162,740
16,579	*	Ultratech, Inc	429,728
18,349	*	Veeco Instruments, Inc	472,487
48,806	*	Versum Materials, Inc	1,364,128
22,930	*	Xcerra Corp	173,809
131,320		Xilinx, Inc	7,642,824
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	398,781,123

SOFTWARE & SERVICES - 12.0%
18,884	*	2U, Inc	642,811
21,216	*	A10 Networks, Inc	169,092
331,856		Accenture plc	37,788,443
56,191	*	ACI Worldwide, Inc	1,090,105
287,495		Activision Blizzard, Inc	11,560,174
17,102	*	Actua Corp	244,559
37,648	*	Acxiom Corp	982,613
260,725	*	Adobe Systems, Inc	29,561,000
89,495	*	Akamai Technologies, Inc	6,138,462
5,051	*	Alarm.com Holdings, Inc	136,832
9,204	*	ALJ Regional Holdings, Inc	36,724
29,678		Alliance Data Systems Corp	6,777,862
154,883	*	Alphabet, Inc (Class A)	127,033,488
156,556	*	Alphabet, Inc (Class C)	124,742,255
7,645	*	Amber Road, Inc	67,658
81,159		Amdocs Ltd	4,764,845
9,809	*	American Software, Inc (Class A)	102,896
21,348	*	Angie’s List, Inc	133,852
52,556	*	Ansys, Inc	4,901,373
3,667	*	Appfolio, Inc	83,058
8,198	*	Apptio, Inc	113,460
40,111	*	Aspen Technology, Inc	2,130,295
12,789	*	Atlassian Corp plc	353,360
4,592	*	Autobytel, Inc	63,140
111,686	*	Autodesk, Inc	9,084,539
237,152		Automatic Data Processing, Inc	23,949,980
36,753	*	Bankrate, Inc	400,608
10,602	*	Barracuda Networks, Inc	249,041
39,296	*	Bazaarvoice, Inc	184,691
6,155	*	Benefitfocus, Inc	186,189
8,337	*,e	Black Knight Financial Services, Inc	303,884
22,905		Blackbaud, Inc	1,502,797
26,619	*	Blackhawk Network Holdings, Inc	950,298
23,011	*	Blucora, Inc	347,466
58,933		Booz Allen Hamilton Holding Co	1,993,114
19,571	*	Bottomline Technologies, Inc	503,366
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,269	*	Box, Inc	$397,202
13,975	*	Brightcove, Inc	100,620
61,152		Broadridge Financial Solutions, Inc	4,068,443
13,865	*	BroadSoft, Inc	582,330
159,516		CA, Inc	4,988,065
12,471	*	CACI International, Inc (Class A)	1,531,439
154,227	*	Cadence Design Systems, Inc	4,014,529
25,742	*	Callidus Software, Inc	474,940
7,703	*	Carbonite, Inc	132,877
21,904	*	Cardtronics plc	1,195,520
8,834	*	Care.com, Inc	74,559
5,256		Cass Information Systems, Inc	345,687
78,805		CDK Global, Inc	4,929,253
9,269	*	ChannelAdvisor Corp	128,376
14,238	*,e	Cimpress NV	1,201,545
86,236	*	Citrix Systems, Inc	7,863,861
322,580	*	Cognizant Technology Solutions Corp (Class A)	16,964,482
12,996	*	CommerceHub, Inc	189,482
6,498	*	CommerceHub, Inc (Series A)	95,456
19,500	*	Commvault Systems, Inc	957,450
71,268		Computer Sciences Corp	4,432,870
23,256	*	comScore, Inc	780,239
102,969	*	Conduent, Inc	1,540,416
43,205		Convergys Corp	1,072,348
24,511	*	Cornerstone OnDemand, Inc	997,353
16,602	*	CoStar Group, Inc	3,355,264
15,547		CSG Systems International, Inc	752,475
84,056		CSRA, Inc	2,607,417
111,269	*	Dell Technologies, Inc-VMware Inc	7,008,834
24,972	*	DHI Group, Inc	142,340
3,147	*,e	Digimarc Corp	83,081
16,012		DST Systems, Inc	1,843,782
38,153		EarthLink Holdings Corp	244,561
552,683	*	eBay, Inc	17,591,900
11,888	e	Ebix, Inc	659,784
151,116	*	Electronic Arts, Inc	12,607,608
16,479	*	Ellie Mae, Inc	1,363,472
28,979	*,e	Endurance International Group Holdings, Inc	223,138
11,448	*	EnerNOC, Inc	65,254
20,231	*	Envestnet, Inc	764,732
23,398	*	EPAM Systems, Inc	1,505,895
25,733	*	Euronet Worldwide, Inc	1,840,424
43,387		EVERTEC, Inc	739,748
6,421	*	EXA Corp	99,525
18,891	*	ExlService Holdings, Inc	868,041
1,181,443	*	Facebook, Inc	153,965,652
14,973		Fair Isaac Corp	1,846,171
166,947		Fidelity National Information Services, Inc	13,258,931
77,037	*	FireEye, Inc	1,043,851
43,183	*	First American Corp	1,523,064
159,880	*	First Data Corp	2,452,559
113,842	*	Fiserv, Inc	12,230,046
15,809	*	Five9, Inc	244,407
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,279	*	FleetCor Technologies, Inc	$7,120,670
5,122		Forrester Research, Inc	208,978
74,825	*	Fortinet, Inc	2,488,679
41,122	*	Gartner, Inc	4,085,882
73,674	*	Genpact Ltd	1,818,274
16,764	*	Gigamon, Inc	555,727
78,314		Global Payments, Inc	6,052,106
3,719	*	Global Sources Ltd	34,215
11,161	*,e	Globant S.A.	369,987
50,659	*,e	Glu Mobile, Inc	116,516
22,813	*	GoDaddy, Inc	815,108
23,773	*,e	Gogo, Inc	217,523
41,230	*	GrubHub, Inc	1,713,107
12,622	*	GTT Communications, Inc	356,571
8,100	*	Guidance Software, Inc	58,806
45,074	*	Guidewire Software, Inc	2,358,722
10,211		Hackett Group, Inc	165,929
19,344	*,e	Hortonworks, Inc	187,637
14,036	*	HubSpot, Inc	720,047
35,952	*	IAC/InterActiveCorp	2,473,857
13,777	*	Imperva, Inc	575,190
16,246	*	Information Services Group, Inc	53,612
5,250	*,e	Instructure, Inc	114,450
465,198		International Business Machines Corp	81,186,355
125,709		Intuit, Inc	14,906,573
23,545		j2 Global, Inc	1,973,306
45,108		Jack Henry & Associates, Inc	4,049,796
24,819	*	Jive Software, Inc	94,312
67,589		Leidos Holdings, Inc	3,265,900
31,019	*	Limelight Networks, Inc	67,932
25,980	*	Lionbridge Technologies	148,606
10,535	*	Liquidity Services, Inc	102,716
23,943	*	Liveperson, Inc	174,784
12,179		LogMeIn, Inc	1,316,550
41,736	*	Manhattan Associates, Inc	2,139,387
10,652		Mantech International Corp (Class A)	414,789
13,195		Marchex, Inc (Class B)	35,758
511,509		MasterCard, Inc (Class A)	54,388,752
15,784	*,e	Match Group, Inc	274,168
31,087		MAXIMUS, Inc	1,714,137
20,576	*	MeetMe, Inc	101,234
58,560		Mentor Graphics Corp	2,161,450
3,983,648		Microsoft Corp	257,542,843
4,380	*	MicroStrategy, Inc (Class A)	881,694
7,240	*	MINDBODY, Inc	176,294
14,789	*	Mitek Systems, Inc	97,607
16,990	*	MobileIron, Inc	73,907
18,484	*	Model N, Inc	162,659
14,404	*	MoneyGram International, Inc	182,931
19,584		Monotype Imaging Holdings, Inc	428,890
2,553		NCI, Inc (Class A)	32,423
27,811	*	NeuStar, Inc (Class A)	923,325
10,729	*	New Relic, Inc	388,390
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,032		NIC, Inc	$868,371
109,208	*	Nuance Communications, Inc	1,732,039
7,073	*	Numerex Corp	41,589
9,349	*,e	Nutanix, Inc	282,994
1,564,616		Oracle Corp	62,756,748
113,566	*,e	Pandora Media, Inc	1,476,358
3,781	*	Park City Group, Inc	47,830
168,103		Paychex, Inc	10,134,930
22,549	*	Paycom Software, Inc	1,042,666
10,380	*	Paylocity Holding Corp	320,327
599,542	*	PayPal Holdings, Inc	23,849,781
17,337		Pegasystems, Inc	672,676
14,896	*	Perficient, Inc	264,106
4,957	*	PFSweb, Inc	37,227
20,183	*	Planet Payment, Inc	85,172
38,295		Progress Software Corp	1,073,026
19,884	*	Proofpoint, Inc	1,593,901
11,998	*	PROS Holdings, Inc	268,515
65,976	*	PTC, Inc	3,468,358
14,787	*	Q2 Holdings, Inc	469,487
3,997		QAD, Inc (Class A)	115,513
13,258	*	Qualys, Inc	475,962
15,203	*	QuinStreet, Inc	53,211
30,975	*	Quotient Technology, Inc	329,884
9,552	*	Rapid7, Inc	119,113
9,129	*	RealNetworks, Inc	48,840
25,225	*	RealPage, Inc	771,885
93,771	*	Red Hat, Inc	7,115,343
3,209		Reis, Inc	64,180
15,888	*	RetailMeNot, Inc	143,786
5,924	*	Rightside Group Ltd	49,999
33,267	*	RingCentral, Inc	776,784
8,849	*	Rosetta Stone, Inc	77,871
18,434	*	Rubicon Project, Inc	156,136
107,494		Sabre Corp	2,633,603
334,796	*	salesforce.com, Inc	26,482,364
9,731		Sapiens International Corp NV	130,006
20,630		Science Applications International Corp	1,679,695
3,029	*	SecureWorks Corp	31,320
81,159	*	ServiceNow, Inc	7,354,629
26,981	*	ServiceSource International LLC	142,999
10,089	*	Shutterstock, Inc	542,788
16,631	*	Silver Spring Networks, Inc	212,544
67,342	*	Splunk, Inc	3,896,408
9,074	*	SPS Commerce, Inc	626,106
23,669	*	Square, Inc	346,041
82,394		SS&C Technologies Holdings, Inc	2,647,319
8,332	*,e	Stamps.com, Inc	1,012,755
18,644	*	Sykes Enterprises, Inc	520,727
318,592		Symantec Corp	8,777,210
21,261	*	Synchronoss Technologies, Inc	818,974
79,387	*	Synopsys, Inc	4,992,648
19,344		Syntel, Inc	407,385
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,350	*	Tableau Software, Inc	$1,595,464
42,499	*	Take-Two Interactive Software, Inc	2,280,071
16,127	*	Tangoe, Inc	117,405
8,465	*	TechTarget, Inc	74,577
11,456	*	TeleNav, Inc	101,958
11,259		TeleTech Holdings, Inc	333,266
67,531	*	Teradata Corp	1,982,710
58,866	*	TiVo Corp	1,112,567
85,854		Total System Services, Inc	4,351,081
2,394	*,e	Trade Desk, Inc	71,006
56,389		Travelport Worldwide Ltd	809,746
30,043	*	TrueCar, Inc	395,065
10,226	*,e	Twilio, Inc	294,816
326,382	*	Twitter, Inc	5,750,851
16,117	*	Tyler Technologies, Inc	2,353,404
13,643	*	Ultimate Software Group, Inc	2,642,103
34,018	*,e	Unisys Corp	437,131
79,241	*	Vantiv, Inc	4,931,960
5,014	*	Varonis Systems, Inc	149,919
14,849	*	Vasco Data Security International	225,705
29,350	*	Verint Systems, Inc	1,096,223
47,103	*	VeriSign, Inc	3,778,132
44,191	*,e	VirnetX Holding Corp	114,897
13,306	*	Virtusa Corp	339,037
1,007,968		Visa, Inc (Class A)	83,369,033
45,196	*,e	VMware, Inc (Class A)	3,956,458
18,091	*	WebMD Health Corp (Class A)	902,560
19,433	*	Website Pros, Inc	368,255
258,202		Western Union Co	5,055,595
18,877	*	WEX, Inc	2,158,207
63,248	*	Workday, Inc	5,255,276
19,483	*,e	Workiva, Inc	245,486
10,967	*	Xactly Corp	133,249
514,848		Xerox Corp	3,567,897
14,884	*	XO Group, Inc	280,266
453,386	*	Yahoo!, Inc	19,980,721
35,317	*	Yelp, Inc	1,475,544
37,654	*	Zendesk, Inc	901,060
24,907	*	Zillow Group, Inc	896,154
51,484	*,e	Zillow Group, Inc (Class C)	1,821,504
23,238	*	Zix Corp	110,845
346,384	*	Zynga, Inc	872,888
		TOTAL SOFTWARE & SERVICES	1,512,064,910

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
55,125	*,e	3D Systems Corp	909,011
24,640		Adtran, Inc	539,616
10,358	*	Aerohive Networks, Inc	59,351
5,601	*	Agilysys, Inc	54,498
159,628		Amphenol Corp (Class A)	10,773,294
12,849	*	Anixter International, Inc	1,098,589
2,879,600		Apple, Inc	349,439,460
9,184	*	Applied Optoelectronics, Inc	282,500
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,567	*	Arista Networks, Inc	$1,933,298
97,336	*	ARRIS International plc	2,781,863
55,872	*	Arrow Electronics, Inc	4,107,709
12,829	*	Avid Technology, Inc	68,635
60,192		Avnet, Inc	2,795,316
34,980		AVX Corp	566,676
13,664		Badger Meter, Inc	526,747
4,329		Bel Fuse, Inc (Class B)	137,662
19,225		Belden CDT, Inc	1,470,136
24,123	*	Benchmark Electronics, Inc	738,164
6,118		Black Box Corp	81,675
204,129		Brocade Communications Systems, Inc	2,545,489
32,448	*	CalAmp Corp	487,369
18,584	*	Calix, Inc	133,805
80,113		CDW Corp	4,126,621
66,552	*	Ciena Corp	1,619,876
2,662,034		Cisco Systems, Inc	81,777,685
4,709	*	Clearfield, Inc	80,995
39,694		Cognex Corp	2,681,727
11,697	*	Coherent, Inc	1,844,968
66,416	*	CommScope Holding Co, Inc	2,511,853
6,617		Comtech Telecommunications Corp	71,000
8,807	*	Control4 Corp	94,939
524,807		Corning, Inc	13,902,137
11,071	e	CPI Card Group, Inc	50,373
18,817	*	Cray, Inc	322,712
13,984		CTS Corp	300,656
15,342		Daktronics, Inc	155,875
29,002	e	Diebold, Inc	788,854
10,399	*	Digi International, Inc	135,707
28,174		Dolby Laboratories, Inc (Class A)	1,349,816
11,530	*	Eastman Kodak Co	154,502
22,218	*	EchoStar Corp (Class A)	1,131,563
14,155	*	Electro Scientific Industries, Inc	92,998
38,014	*	Electronics for Imaging, Inc	1,708,349
10,385		EMCORE Corp	93,465
3,055	*	ePlus, Inc	342,313
42,439	*	Extreme Networks, Inc	234,688
36,677	*	F5 Networks, Inc	4,915,818
17,362	*	Fabrinet	731,461
7,269	*	FARO Technologies, Inc	269,680
54,544	*	Finisar Corp	1,612,866
61,951	*,e	Fitbit, Inc	372,326
71,130		Flir Systems, Inc	2,513,023
39,552	*	Harmonic, Inc	209,626
69,963		Harris Corp	7,185,900
898,074		Hewlett Packard Enterprise Co	20,368,318
902,507		HP, Inc	13,582,730
33,751	*	II-VI, Inc	1,231,912
11,513	*	Immersion Corp	118,469
68,360	*	Infinera Corp	615,924
17,922	*	Insight Enterprises, Inc	665,444
16,890		InterDigital, Inc	1,577,526
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,968	*	InvenSense, Inc	$683,235
17,224	*	IPG Photonics Corp	1,980,588
20,565	*	Itron, Inc	1,268,860
31,126	*	Ixia	605,401
98,916		Jabil Circuit, Inc	2,372,006
193,882		Juniper Networks, Inc	5,192,160
90,011	*	Keysight Technologies, Inc	3,336,708
12,299	*	Kimball Electronics, Inc	210,313
48,953	*	Knowles Corp	882,133
5,979	*	KVH Industries, Inc	62,182
10,750		Littelfuse, Inc	1,695,383
25,906	*	Lumentum Holdings, Inc	983,133
16,124	*,e	Maxwell Technologies, Inc	76,750
1,202		Mesa Laboratories, Inc	143,206
17,713		Methode Electronics, Inc	744,832
89,565		Motorola, Inc	7,228,791
7,214		MTS Systems Corp	419,133
72,472		National Instruments Corp	2,277,070
60,412	*	NCR Corp	2,598,924
153,181		NetApp, Inc	5,869,896
25,449	*	Netgear, Inc	1,448,048
46,446	*	Netscout Systems, Inc	1,546,652
31,714	*	Nimble Storage, Inc	271,789
14,868	*	Novanta, Inc	332,300
61,625	*	Oclaro, Inc	604,541
8,081	*	OSI Systems, Inc	603,408
45,055	*	Palo Alto Networks, Inc	6,648,316
8,151		Park Electrochemical Corp	149,408
5,271		PC Connection, Inc	143,793
20,079		Plantronics, Inc	1,136,070
23,036	*	Plexus Corp	1,250,855
42,471	*	Pure Storage, Inc	482,895
17,506	*	Radisys Corp	77,201
8,752	*	Rogers Corp	699,722
37,360	*	Sanmina Corp	1,455,172
11,491	*	Scansource, Inc	454,469
28,040	*	ShoreTel, Inc	194,878
2,553		Silicom Ltd	93,465
20,395	*	Sonus Networks, Inc	130,120
23,473	*	Stratasys Ltd	462,888
18,658	*	Super Micro Computer, Inc	493,504
18,109	*	Synaptics, Inc	1,020,985
14,834		SYNNEX Corp	1,782,750
4,288		Systemax, Inc	36,362
20,928	*	Tech Data Corp	1,790,600
154,448	*	Trimble Navigation Ltd	4,574,750
35,155	*	TTM Technologies, Inc	521,349
13,075	*	Ubiquiti Networks, Inc	815,880
21,169	*	Universal Display Corp	1,397,154
18,717	*	USA Technologies, Inc	78,611
53,363	*	VeriFone Systems, Inc	969,606
26,517	*	Viasat, Inc	1,721,218
114,291	*	Viavi Solutions, Inc	1,022,904
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,297		Vishay Intertechnology, Inc	$984,330
5,516	*	Vishay Precision Group, Inc	91,841
145,938		Western Digital Corp	11,635,637
26,754	*	Zebra Technologies Corp (Class A)	2,238,507
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	641,068,240

TELECOMMUNICATION SERVICES - 2.3%
40,593	*	8x8, Inc	643,399
3,242,105		AT&T, Inc	136,687,147
5,163		ATN International, Inc	414,537
15,710	*	Boingo Wireless, Inc	183,807
279,390		CenturyTel, Inc	7,225,025
17,584	*	Cincinnati Bell, Inc	403,553
24,658		Cogent Communications Group, Inc	1,030,704
24,285	e	Consolidated Communications Holdings, Inc	638,938
17,102	*	Fairpoint Communications, Inc	316,387
572,667	e	Frontier Communications Corp	1,998,608
14,505	*	General Communication, Inc (Class A)	291,841
184,564	*,e	Globalstar, Inc	291,611
3,994	*	Hawaiian Telcom Holdco, Inc	99,171
16,929		IDT Corp (Class B)	325,037
16,503		Inteliquent, Inc	377,919
40,177	*,e	Iridium Communications, Inc	405,788
155,285	*	Level 3 Communications, Inc	9,233,246
8,919	*	Lumos Networks Corp	137,977
43,981	*	NII Holdings, Inc	124,246
31,665	*	Orbcomm, Inc	258,703
5,431	*	pdvWireless, Inc	115,680
64,364	*	SBA Communications Corp	6,774,955
22,538		Shenandoah Telecom Co	614,161
14,272		Spok Holdings, Inc	293,290
388,178	*	Sprint Corp	3,582,883
7,991	*,e	Straight Path Communications, Inc	280,005
59,197		Telephone & Data Systems, Inc	1,814,388
146,824	*	T-Mobile US, Inc	9,142,730
5,233	*	US Cellular Corp	233,339
2,151,584		Verizon Communications, Inc	105,449,132
96,718	*	Vonage Holdings Corp	685,731
49,438	e	Windstream Holdings, Inc	399,459
79,872	*	Zayo Group Holdings, Inc	2,552,709
		TOTAL TELECOMMUNICATION SERVICES	293,026,106

TRANSPORTATION - 2.2%
22,768	*	Air Transport Services Group, Inc	367,248
62,121		Alaska Air Group, Inc	5,828,192
6,771		Allegiant Travel Co	1,164,612
3,175		Amerco, Inc	1,195,927
276,175		American Airlines Group, Inc	12,220,744
21,971		Arkansas Best Corp	694,284
13,112	*	Atlas Air Worldwide Holdings, Inc	691,658
43,442	*	Avis Budget Group, Inc	1,616,911
25,174		Celadon Group, Inc	191,322
73,903		CH Robinson Worldwide, Inc	5,621,062
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,325		Copa Holdings S.A. (Class A)	$1,591,524
26,087		Costamare, Inc	138,522
7,369	*	Covenant Transportation Group, Inc	158,655
497,255		CSX Corp	23,067,659
400,921		Delta Air Lines, Inc	18,939,508
14,127	*	Echo Global Logistics, Inc	335,516
94,284		Expeditors International of Washington, Inc	4,910,311
130,872		FedEx Corp	24,749,204
14,493		Forward Air Corp	698,418
29,587	*	Genesee & Wyoming, Inc (Class A)	2,229,676
28,115	*	Hawaiian Holdings, Inc	1,432,459
21,551		Heartland Express, Inc	443,951
40,068	*	Hertz Global Holdings, Inc	840,226
16,757	*	Hub Group, Inc (Class A)	743,173
45,330		J.B. Hunt Transport Services, Inc	4,491,296
168,615	*	JetBlue Airways Corp	3,306,540
55,959		Kansas City Southern Industries, Inc	4,807,438
27,063	*	Kirby Corp	1,744,210
34,681		Knight Transportation, Inc	1,158,345
22,007		Landstar System, Inc	1,861,792
37,811		Macquarie Infrastructure Co LLC	2,835,447
11,338		Marten Transport Ltd	259,073
22,466		Matson, Inc	801,138
154,838		Norfolk Southern Corp	18,187,272
34,468	*	Old Dominion Freight Line	3,042,835
1,308	*	PAM Transportation Services, Inc	30,490
4,949		Park-Ohio Holdings Corp	221,963
11,295	*	Radiant Logistics, Inc	41,453
29,548	*	Roadrunner Transportation Services Holdings, Inc	234,020
28,515		Ryder System, Inc	2,212,764
13,230	*	Saia, Inc	635,702
31,915	*	Scorpio Bulkers, Inc	228,192
28,922		Skywest, Inc	1,023,839
334,165		Southwest Airlines Co	17,480,171
37,527	*	Spirit Airlines, Inc	2,027,959
38,046	*,e	Swift Transportation Co, Inc	868,590
441,035		Union Pacific Corp	47,005,510
166,059	*	United Continental Holdings, Inc	11,702,178
359,730		United Parcel Service, Inc (Class B)	39,257,335
2,557		Universal Truckload Services, Inc	36,949
4,109	*	USA Truck, Inc	34,721
21,103		Werner Enterprises, Inc	592,994
27,854	*	Wesco Aircraft Holdings, Inc	421,988
51,122	*	XPO Logistics, Inc	2,287,198
21,387	*	YRC Worldwide, Inc	319,308
		TOTAL TRANSPORTATION	279,029,472

UTILITIES - 3.1%
350,522		AES Corp	4,009,972
24,148		Allete, Inc	1,578,072
111,204		Alliant Energy Corp	4,186,831
118,765		Ameren Corp	6,252,977
256,206		American Electric Power Co, Inc	16,412,556
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,348		American States Water Co	$803,275
101,240		American Water Works Co, Inc	7,435,066
122,620		Aqua America, Inc	3,728,874
3,086		Artesian Resources Corp	95,759
58,875	*	Atlantic Power Corp	138,356
34,381		Atlantica Yield plc	735,753
48,215		Atmos Energy Corp	3,673,019
36,099		Avangrid, Inc	1,400,641
38,811		Avista Corp	1,499,657
25,055		Black Hills Corp	1,567,190
23,317		California Water Service Group	804,436
200,141	*	Calpine Corp	2,361,664
211,252		Centerpoint Energy, Inc	5,536,915
13,993		Chesapeake Utilities Corp	915,142
148,824		CMS Energy Corp	6,339,902
4,663		Connecticut Water Service, Inc	251,989
167,779		Consolidated Edison, Inc	12,474,369
6,110		Consolidated Water Co, Inc	62,933
3,244		Delta Natural Gas Co, Inc	85,382
311,434		Dominion Resources, Inc	23,756,186
92,652		DTE Energy Co	9,139,193
366,114		Duke Energy Corp	28,754,594
56,535	*	Dynegy, Inc	539,909
166,657		Edison International	12,145,962
19,551		El Paso Electric Co	897,391
89,705		Entergy Corp	6,426,466
170,328		Eversource Energy	9,422,545
456,360		Exelon Corp	16,374,197
48,283	*,m	Ferroglobe plc	0
214,360		FirstEnergy Corp	6,499,395
5,556		Genie Energy Ltd	32,058
122,051		Great Plains Energy, Inc	3,362,505
58,319		Hawaiian Electric Industries, Inc	1,952,520
24,505		Idacorp, Inc	1,960,890
100,168		MDU Resources Group, Inc	2,939,931
26,514		MGE Energy, Inc	1,687,616
7,604		Middlesex Water Co	287,507
34,836		National Fuel Gas Co	1,956,041
38,468		New Jersey Resources Corp	1,450,244
246,286		NextEra Energy, Inc	30,470,504
141,725		NiSource, Inc	3,170,388
22,425		Northwest Natural Gas Co	1,320,832
23,579		NorthWestern Corp	1,346,597
154,138		NRG Energy, Inc	2,549,443
21,926		NRG Yield, Inc (Class A)	356,297
33,550		NRG Yield, Inc (Class C)	568,672
97,413		OGE Energy Corp	3,267,232
34,396		ONE Gas, Inc	2,222,670
18,855		Ormat Technologies, Inc	1,012,513
18,362		Otter Tail Corp	695,002
45,529		Pattern Energy Group, Inc	898,742
256,992		PG&E Corp	15,905,235
58,352		Pinnacle West Capital Corp	4,529,866
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,981		PNM Resources, Inc	$1,306,546
43,373		Portland General Electric Co	1,891,497
347,484		PPL Corp	12,106,343
263,618		Public Service Enterprise Group, Inc	11,665,097
63,716		SCANA Corp	4,377,289
124,753		Sempra Energy	12,773,460
8,058		SJW Corp	403,706
43,304		South Jersey Industries, Inc	1,429,032
504,361		Southern Co	24,930,564
18,799		Southwest Gas Corp	1,514,635
8,050	e	Spark Energy, Inc	208,093
26,830		Spire, Inc	1,743,950
43,322		TerraForm Global, Inc	190,617
47,821	e	TerraForm Power, Inc	567,635
90,943		UGI Corp	4,217,027
8,987		Unitil Corp	411,335
33,919		Vectren Corp	1,861,814
10,796	*,e	Vivint Solar, Inc	32,928
166,133		WEC Energy Group, Inc	9,810,154
82,192		Westar Energy, Inc	4,495,080
30,697		WGL Holdings, Inc	2,515,312
271,121		Xcel Energy, Inc	11,202,720
5,212		York Water Co	186,590
		TOTAL UTILITIES	390,091,297

		TOTAL COMMON STOCKS	12,545,031,273
		(Cost $8,257,993,322)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR	1,231
1,988	m	Omthera Pharmaceuticals, Inc	1,193
12,340	m	Trius Therapeutics, Inc	1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,028

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc	49,856
		TOTAL TELECOMMUNICATION SERVICES	49,856

		TOTAL RIGHTS / WARRANTS	53,884
		(Cost $49,944)
201

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$23,000,000	d	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	$23,000,000
		TOTAL GOVERNMENT AGENCY DEBT			23,000,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
134,031,053	c	State Street Navigator Securities Lending Government Money Market Portfolio			134,031,053
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			134,031,053

		TOTAL SHORT-TERM INVESTMENTS			157,031,053
		(Cost $157,031,053)
		TOTAL INVESTMENTS - 101.0%			12,702,116,210
		(Cost $8,415,074,319)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(130,953,879)
		NET ASSETS - 100.0%			$12,571,162,331

Abbreviation(s):
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $130,640,001.
m	Indicates a security that has been deemed illiquid.
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
7,405	*	Adient plc	$470,143
10,918		BorgWarner, Inc	445,782
98,036		Delphi Automotive plc	6,868,402
66,813		Gentex Corp	1,395,724
64,486		Harley-Davidson, Inc	3,678,281
21,926		Lear Corp	3,115,465
42,064	*,e	Tesla Motors, Inc	10,597,184
17,313		Thor Industries, Inc	1,791,896
12,271		Visteon Corp	1,099,113
		TOTAL AUTOMOBILES & COMPONENTS	29,461,990

BANKS - 0.3%
77,725		Citizens Financial Group, Inc	2,811,313
2,221		First Hawaiian, Inc	73,271
41,342		First Republic Bank	3,899,791
10,939	*	Signature Bank	1,723,111
13,913	*	SVB Financial Group	2,396,236
19,667	*	Western Alliance Bancorp	971,157
		TOTAL BANKS	11,874,879

CAPITAL GOODS - 7.7%
212,346		3M Co	37,122,328
52,245		A.O. Smith Corp	2,546,944
15,840		Acuity Brands, Inc	3,282,523
18,391		Air Lease Corp	669,065
34,820		Allegion plc	2,286,629
13,658		Ametek, Inc	697,924
36,433		BE Aerospace, Inc	2,239,536
215,175		Boeing Co	35,163,898
33,815		BWX Technologies, Inc	1,402,984
6,731		Carlisle Cos, Inc	734,419
57,530		Danaher Corp	4,827,918
27,746		Deere & Co	2,970,209
41,107		Donaldson Co, Inc	1,736,771
36,572		Emerson Electric Co	2,145,314
103,314		Fastenal Co	5,132,640
29,088		Flowserve Corp	1,429,966
29,862		Fortive Corp	1,651,667
54,374		Fortune Brands Home & Security, Inc	2,997,639
36,646		General Dynamics Corp	6,635,858
643,169		General Electric Co	19,102,119
19,704		Graco, Inc	1,765,281
72,117	*	HD Supply Holdings, Inc	3,050,549
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,612		HEICO Corp	$508,793
13,827		HEICO Corp (Class A)	916,730
2,253	*	Herc Holdings, Inc	111,906
33,746		Hexcel Corp	1,732,857
274,186		Honeywell International, Inc	32,441,688
12,622		Hubbell, Inc	1,540,894
13,858		Huntington Ingalls	2,687,898
24,995		IDEX Corp	2,253,549
106,107		Illinois Tool Works, Inc	13,496,810
46,430		Ingersoll-Rand plc	3,684,220
70,945		Johnson Controls International plc	3,120,161
13,376		Lennox International, Inc	2,097,491
13,952		Lincoln Electric Holdings, Inc	1,163,178
91,705		Lockheed Martin Corp	23,048,218
21,373	*	Manitowoc Foodservice, Inc	409,934
78,308		Masco Corp	2,580,249
20,539	*	Middleby Corp	2,755,923
6,619		MSC Industrial Direct Co (Class A)	676,131
20,294		Nordson Corp	2,303,978
59,919		Northrop Grumman Corp	13,726,245
9,421		Paccar, Inc	634,127
14,732	*	Quanta Services, Inc	528,731
40,878		Raytheon Co	5,892,972
36,949		Rockwell Automation, Inc	5,468,083
46,533		Rockwell Collins, Inc	4,223,335
18,208		Roper Industries, Inc	3,493,205
15,088		Snap-On, Inc	2,738,925
23,247		Spirit Aerosystems Holdings, Inc (Class A)	1,395,982
6,136		Stanley Works	760,864
29,458		Textron, Inc	1,395,425
37,713		Toro Co	2,222,427
17,984		TransDigm Group, Inc	3,891,738
27,111	*	United Rentals, Inc	3,429,813
6,572		Valmont Industries, Inc	946,368
19,718		W.W. Grainger, Inc	4,980,175
19,321	*	WABCO Holdings, Inc	2,106,569
9,115		Watsco, Inc	1,392,225
31,269		Westinghouse Air Brake Technologies Corp	2,709,146
33,554		Xylem, Inc	1,654,548
		TOTAL CAPITAL GOODS	300,713,692

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
31,796		Cintas Corp	3,691,834
2,281	*	Clean Harbors, Inc	126,596
35,069	*	Copart, Inc	1,989,815
43,772		Covanta Holding Corp	704,729
5,308		Dun & Bradstreet Corp	650,867
42,552		Equifax, Inc	4,990,499
49,184		KAR Auction Services, Inc	2,240,331
6,133		LSC Communications, Inc	160,807
100,439		Nielsen NV	4,108,959
68,988		Pitney Bowes, Inc	1,098,289
45,107		Robert Half International, Inc	2,122,735
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,579		Rollins, Inc	$1,219,256
17,324		RR Donnelley & Sons Co	297,107
27,945	*	Stericycle, Inc	2,155,677
18,515	*	TransUnion	583,778
55,511	*	Verisk Analytics, Inc	4,587,429
131,770		Waste Management, Inc	9,158,015
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,886,723

CONSUMER DURABLES & APPAREL - 2.1%
26,677		Brunswick Corp	1,596,885
3,681		CalAtlantic Group, Inc	128,356
17,600		Carter’s, Inc	1,474,000
18,032		Coach, Inc	673,495
66,870		DR Horton, Inc	2,000,082
137,022		Hanesbrands, Inc	3,248,792
11,627		Harman International Industries, Inc	1,292,457
40,343		Hasbro, Inc	3,328,701
48,053	*	Kate Spade & Co	889,461
46,533		Leggett & Platt, Inc	2,220,555
2,597		Lennar Corp (B Shares)	93,388
34,257		Lennar Corp (Class A)	1,529,575
34,669	*	Lululemon Athletica, Inc	2,340,504
122,796		Mattel, Inc	3,218,483
58,685	*	Michael Kors Holdings Ltd	2,512,305
17,382	*	Mohawk Industries, Inc	3,751,731
167,711		Newell Rubbermaid, Inc	7,937,762
477,374		Nike, Inc (Class B)	25,253,085
1,255	*	NVR, Inc	2,331,790
21,605	e	Polaris Industries, Inc	1,816,332
14,937		Pool Corp	1,576,750
38,225		Pulte Homes, Inc	822,220
1,641		Ralph Lauren Corp	145,114
47,468	*	Skechers U.S.A., Inc (Class A)	1,192,396
19,631	*,e	Tempur-Pedic International, Inc	844,133
26,400	*	Toll Brothers, Inc	827,904
18,633		Tupperware Corp	1,124,688
67,955	*	Under Armour, Inc	1,306,095
66,507	*,e	Under Armour, Inc (Class A)	1,429,235
121,316		VF Corp	6,245,348
3,605	*	Vista Outdoor, Inc	103,860
2,508		Whirlpool Corp	438,624
		TOTAL CONSUMER DURABLES & APPAREL	83,694,106

CONSUMER SERVICES - 3.2%
37,595		ARAMARK Holdings Corp	1,272,215
17,429		Brinker International, Inc	775,590
10,180	*	Chipotle Mexican Grill, Inc (Class A)	4,290,259
8,581		Choice Hotels International, Inc	476,245
42,148		Darden Restaurants, Inc	3,088,605
17,978		Domino’s Pizza, Inc	3,137,880
33,256		Dunkin Brands Group, Inc	1,724,989
3,881		Extended Stay America, Inc	62,911
17,737	*	Hilton Grand Vacations, Inc	520,226
54,339		Hilton Worldwide Holdings, Inc	3,128,840

205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

452	*	Hyatt Hotels Corp	$24,729
130,660		Las Vegas Sands Corp	6,870,103
87,383		Marriott International, Inc (Class A)	7,392,602
300,083		McDonald’s Corp	36,781,173
15,872	*	MGM Resorts International	457,114
6,241	*	Norwegian Cruise Line Holdings Ltd	293,327
7,963	*	Panera Bread Co (Class A)	1,664,745
68,352		Service Corp International	1,991,094
49,043	*	ServiceMaster Global Holdings, Inc	1,813,610
25,300		Six Flags Entertainment Corp	1,507,374
514,115		Starbucks Corp	28,389,430
13,976		Vail Resorts, Inc	2,397,443
44,244		Wendy’s	598,621
39,019		Wyndham Worldwide Corp	3,084,842
26,627		Wynn Resorts Ltd	2,700,777
124,481	*	Yum China Holdings, Inc	3,420,738
125,090		Yum! Brands, Inc	8,197,148
		TOTAL CONSUMER SERVICES	126,062,630

DIVERSIFIED FINANCIALS - 2.0%
16,890	*	Affiliated Managers Group, Inc	2,573,360
17,471		Ameriprise Financial, Inc	1,961,469
14,322		Artisan Partners Asset Management, Inc	414,622
29,671		CBOE Holdings, Inc	2,362,405
333,547		Charles Schwab Corp	13,755,478
3,009	*,e	Credit Acceptance Corp	617,688
48,363		Discover Financial Services	3,350,589
7,924	*	Donnelley Financial Solutions, Inc	190,810
39,346		Eaton Vance Corp	1,649,778
14,357		Factset Research Systems, Inc	2,484,479
34,693		Federated Investors, Inc (Class B)	902,365
4,216		Interactive Brokers Group, Inc (Class A)	157,425
101,299		IntercontinentalExchange Group, Inc	5,911,810
26,092		Invesco Ltd	754,581
59,814		iShares Russell 1000 Growth Index Fund	6,480,847
6,949		Lazard Ltd (Class A)	295,194
4,587		LPL Financial Holdings, Inc	180,269
12,995		MarketAxess Holdings, Inc	2,433,314
54,642		Moody’s Corp	5,664,736
7,582		Morningstar, Inc	577,369
32,669		MSCI, Inc (Class A)	2,703,360
94,851		S&P Global, Inc	11,399,193
44,608		SEI Investments Co	2,163,934
66,651		T Rowe Price Group, Inc	4,494,943
78,296		TD Ameritrade Holding Corp	3,613,360
		TOTAL DIVERSIFIED FINANCIALS	77,093,378

ENERGY - 0.6%
93,236		Apache Corp	5,577,377
118,129		Cabot Oil & Gas Corp	2,537,411
25,077	*	Chesapeake Energy Corp	161,747
5,261		Cimarex Energy Co	711,340
14,071	*	Continental Resources, Inc	683,288
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,031	*	Devon Energy Corp	$775,592
6,524	*	Diamondback Energy, Inc	686,129
22,157		EOG Resources, Inc	2,250,708
2,481	*,e	Extraction Oil & Gas, Inc	44,460
19,317	*	Newfield Exploration Co	774,225
74,441		Oneok, Inc	4,102,443
4,325	*	Parsley Energy, Inc	152,326
179,502	*	Southwestern Energy Co	1,617,313
38,480		Spectra Energy Corp	1,602,692
40,890		Williams Cos, Inc	1,179,268
		TOTAL ENERGY	22,856,319

FOOD & STAPLES RETAILING - 1.5%
14,103		Casey’s General Stores, Inc	1,620,435
364,158		CVS Health Corp	28,699,292
342,139		Kroger Co	11,619,040
371,323	*	Rite Aid Corp	2,086,835
46,959	*	Sprouts Farmers Market, Inc	876,725
188,662		Sysco Corp	9,897,208
15,653	*	US Foods Holding Corp	425,762
63,937		Walgreens Boots Alliance, Inc	5,238,998
19,543		Whole Foods Market, Inc	590,589
		TOTAL FOOD & STAPLES RETAILING	61,054,884

FOOD, BEVERAGE & TOBACCO - 6.8%
706,091		Altria Group, Inc	50,259,557
22,008	*	Blue Buffalo Pet Products, Inc	533,694
18,519		Brown-Forman Corp	866,319
63,064		Brown-Forman Corp (Class B)	2,875,718
67,029		Campbell Soup Co	4,171,215
1,051,516		Coca-Cola Co	43,711,520
124,371		ConAgra Foods, Inc	4,861,662
59,165		Constellation Brands, Inc (Class A)	8,860,550
157,219		Costco Wholesale Corp	25,776,055
66,624		Dr Pepper Snapple Group, Inc	6,076,109
57,866		Flowers Foods, Inc	1,163,685
213,811		General Mills, Inc	13,358,911
27,297	*	Hain Celestial Group, Inc	1,079,869
50,402		Hershey Co	5,315,899
84,331		Hormel Foods Corp	3,061,215
18,217		Ingredion, Inc	2,335,237
82,283		Kellogg Co	5,982,797
27,899		Kraft Heinz Co	2,491,102
41,223		Lamb Weston Holdings, Inc	1,540,091
41,723		McCormick & Co, Inc	3,986,633
23,769		Mead Johnson Nutrition Co	1,674,764
149,260	*	Monster Beverage Corp	6,358,476
453,530		PepsiCo, Inc	47,067,344
59,820		Philip Morris International, Inc	5,750,497
2,895		Pilgrim’s Pride Corp	55,410
13,541	*	Post Holdings, Inc	1,133,111
183,598		Reynolds American, Inc	11,039,748
6,444	*	TreeHouse Foods, Inc	488,971
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

49,709		Tyson Foods, Inc (Class A)	$3,121,228
62,744	*	WhiteWave Foods Co (Class A)	3,454,685
		TOTAL FOOD, BEVERAGE & TOBACCO	268,452,072

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
61,388		Abbott Laboratories	2,564,177
14,215	*	Abiomed, Inc	1,512,050
9,265	*	Acadia Healthcare Co, Inc	355,498
41,163		Aetna Inc	4,882,343
6,296	*	Alere, Inc	232,952
25,907	*	Align Technology, Inc	2,375,413
58,626		AmerisourceBergen Corp	5,116,877
25,578		Anthem, Inc	3,942,593
14,259	*	athenahealth, Inc	1,796,491
26,537		Bard (C.R.), Inc	6,298,026
19,937		Baxter International, Inc	955,182
75,214		Becton Dickinson & Co	13,334,690
484,720	*	Boston Scientific Corp	11,662,363
107,846		Cardinal Health, Inc	8,084,136
44,615	*	Centene Corp	2,822,791
105,552	*	Cerner Corp	5,669,198
30,550		Cigna Corp	4,467,021
13,207		Cooper Cos, Inc	2,438,144
23,942	*	DaVita, Inc	1,526,303
29,404	*	DexCom, Inc	2,327,327
75,867	*	Edwards Lifesciences Corp	7,301,440
30,000	*	Envision Healthcare Corp	2,040,000
201,102	*	Express Scripts Holding Co	13,851,906
74,080	*	HCA Holdings, Inc	5,947,142
29,539	*	Henry Schein, Inc	4,722,105
21,837		Hill-Rom Holdings, Inc	1,285,544
100,638	*	Hologic, Inc	4,078,858
50,428		Humana, Inc	10,009,958
31,878	*	Idexx Laboratories, Inc	3,899,636
25,152	*	Inovalon Holdings, Inc	290,506
13,580	*	Intuitive Surgical, Inc	9,406,730
16,414	*	Laboratory Corp of America Holdings	2,202,923
80,792		McKesson Corp	11,242,207
23,729	*	MEDNAX, Inc	1,621,877
30,515	e	Patterson Cos, Inc	1,269,729
5,721	*	Premier, Inc	182,271
49,964		Resmed, Inc	3,374,569
121,144		Stryker Corp	14,964,918
2,719		Teleflex, Inc	456,058
29,202	*	Tenet Healthcare Corp	513,663
338,019		UnitedHealth Group, Inc	54,792,880
7,353		Universal Health Services, Inc (Class B)	828,168
13,493	*	Varex Imaging Corp	387,930
34,297	*	Varian Medical Systems, Inc	2,663,162
28,152	*	VCA Antech, Inc	2,550,571
34,743	*	Veeva Systems, Inc	1,470,671
14,920	*	WellCare Health Plans, Inc	2,171,457
25,888		West Pharmaceutical Services, Inc	2,190,901
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

35,242		Zimmer Holdings, Inc	$4,170,186
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	252,251,541

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
92,570		Church & Dwight Co, Inc	4,186,015
39,675		Clorox Co	4,761,000
55,947		Colgate-Palmolive Co	3,613,057
7,593		Coty, Inc	145,786
7,103		Energizer Holdings, Inc	358,489
78,263		Estee Lauder Cos (Class A)	6,355,738
26,042	*,e	Herbalife Ltd	1,463,561
110,201		Kimberly-Clark Corp	13,348,647
6,339		Nu Skin Enterprises, Inc (Class A)	328,867
8,556		Spectrum Brands, Inc	1,141,285
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	35,702,445

INSURANCE - 0.8%
2,063		Amtrust Financial Services, Inc	54,442
94,636		Aon plc	10,665,477
42,877		Arthur J. Gallagher & Co	2,308,069
2,368		Brown & Brown, Inc	99,764
7,385		Erie Indemnity Co (Class A)	827,932
18,915		Lincoln National Corp	1,276,952
187,585		Marsh & McLennan Cos, Inc	12,759,532
21,152		Progressive Corp	791,931
30,253		XL Group Ltd	1,136,605
		TOTAL INSURANCE	29,920,704

MATERIALS - 3.6%
12,691	*	AdvanSix, Inc	326,032
61,330		Air Products & Chemicals, Inc	8,571,481
5,433		Aptargroup, Inc	396,446
30,146		Avery Dennison Corp	2,201,261
59,994	*	Axalta Coating Systems Ltd	1,739,826
60,892		Ball Corp	4,643,624
5,429		Bemis Co, Inc	264,501
45,730	*	Berry Plastics Group, Inc	2,333,602
4,854		Celanese Corp (Series A)	409,677
47,765	*	Crown Holdings, Inc	2,587,430
16,792		Eagle Materials, Inc	1,756,107
93,822		Ecolab, Inc	11,270,837
315,016		EI du Pont de Nemours & Co	23,783,708
38,868		FMC Corp	2,338,299
106,511	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,773,408
80,664		Graphic Packaging Holding Co	1,009,107
28,626		International Flavors & Fragrances, Inc	3,355,253
55,133		LyondellBasell Industries AF S.C.A	5,142,255
20,615		Martin Marietta Materials, Inc	4,733,204
101,867		Monsanto Co	11,033,215
2,506		NewMarket Corp	1,080,512
58,159	*	Owens-Illinois, Inc	1,099,205
33,533		Packaging Corp of America	3,091,072
94,807		PPG Industries, Inc	9,481,648
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

90,295		Praxair, Inc	$10,694,540
1,687		Royal Gold, Inc	121,751
46,962		RPM International, Inc	2,454,234
15,233		Scotts Miracle-Gro Co (Class A)	1,400,979
70,088		Sealed Air Corp	3,399,268
28,944		Sherwin-Williams Co	8,793,477
14,357		Silgan Holdings, Inc	840,028
13,227		Southern Copper Corp (NY)	507,388
13,447		Steel Dynamics, Inc	454,643
28,408		Valspar Corp	3,143,913
2,316	e	Valvoline, Inc	53,615
44,288		Vulcan Materials Co	5,683,479
14,089		WR Grace & Co	976,931
		TOTAL MATERIALS	142,945,956

MEDIA - 5.7%
21,208	*	AMC Networks, Inc	1,216,279
1,680		Cable One, Inc	1,062,398
136,979		CBS Corp (Class B)	8,833,776
72,152	*	Charter Communications, Inc	23,373,641
37,923		Cinemark Holdings, Inc	1,611,728
6,212		Clear Channel Outdoor Holdings, Inc (Class A)	30,749
803,717		Comcast Corp (Class A)	60,616,336
48,407	*	Discovery Communications, Inc (Class A)	1,372,338
73,626	*	Discovery Communications, Inc (Class C)	2,040,176
60,861	*	DISH Network Corp (Class A)	3,601,145
143,439		Interpublic Group of Cos, Inc	3,375,120
32,625	*,e	Lions Gate Entertainment Corp	874,024
12,005	*	Lions Gate Entertainment Corp	345,384
26,663	*	Live Nation, Inc	763,095
659	*	Madison Square Garden Co	115,767
84,909		Omnicom Group, Inc	7,272,456
7,738		Regal Entertainment Group (Class A)	175,343
29,588		Scripps Networks Interactive (Class A)	2,253,422
645,629	e	Sirius XM Holdings, Inc	3,047,369
186,199		Time Warner, Inc	18,033,373
3,047		Tribune Co	87,875
302,933		Twenty-First Century Fox, Inc	9,506,038
135,182		Twenty-First Century Fox, Inc (Class B)	4,191,994
3,060		Viacom, Inc	138,465
109,567		Viacom, Inc (Class B)	4,617,153
585,439		Walt Disney Co	64,778,825
		TOTAL MEDIA	223,334,269

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
583,120		AbbVie, Inc	35,634,463
34,483	*,e	Acadia Pharmaceuticals, Inc	1,192,767
30,727		Agilent Technologies, Inc	1,504,701
11,892	*,e	Agios Pharmaceuticals, Inc	511,713
31,560	*	Akorn, Inc	602,796
78,027	*	Alexion Pharmaceuticals, Inc	10,196,568
54,422	*	Alkermes plc	2,944,774
71,263	*	Allergan plc	15,598,758
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,432	*	Alnylam Pharmaceuticals, Inc	$937,046
270,847		Amgen, Inc	42,436,308
294	*,e	AquaBounty Technologies, Inc	4,057
78,873	*	Biogen Idec, Inc	21,866,751
60,877	*	BioMarin Pharmaceutical, Inc	5,334,652
13,057		Bio-Techne Corp	1,328,550
601,853		Bristol-Myers Squibb Co	29,587,093
38,405		Bruker BioSciences Corp	911,351
276,950	*	Celgene Corp	32,167,743
16,613	*	Charles River Laboratories International, Inc	1,342,330
351,535		Eli Lilly & Co	27,078,741
477,497		Gilead Sciences, Inc	34,594,658
52,520	*	Illumina, Inc	8,408,452
58,500	*	Incyte Corp	7,090,785
6,122	*,e	Intercept Pharmaceuticals, Inc	671,889
22,056	*,e	Intrexon Corp	466,705
43,681	*,e	Ionis Pharmaceuticals, Inc	1,943,805
171,873		Johnson & Johnson	19,464,617
22,298	*,e	Juno Therapeutics, Inc	475,839
9,510	*	Mettler-Toledo International, Inc	4,057,251
51,703	*	Mylan NV	1,967,299
30,963	*	Neurocrine Biosciences, Inc	1,328,622
104,434	*,e	Opko Health, Inc	907,531
7,037	*	Patheon NV	201,892
8,169	*	PerkinElmer, Inc	434,509
152,035		Pfizer, Inc	4,824,071
40,301	*	Quintiles Transnational Holdings, Inc	3,163,225
27,731	*	Regeneron Pharmaceuticals, Inc	9,963,471
34,550	*	Seattle Genetics, Inc	2,081,292
64,280		Thermo Fisher Scientific, Inc	9,795,629
4,127	*	United Therapeutics Corp	675,301
88,388	*	Vertex Pharmaceuticals, Inc	7,589,878
2,278	*	VWR Corp	59,023
27,667	*	Waters Corp	3,919,031
163,801		Zoetis, Inc	8,999,227
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	364,265,164

REAL ESTATE - 2.7%
2,334		Alexandria Real Estate Equities, Inc	258,654
151,628		American Tower Corp	15,693,498
9,154		Boston Properties, Inc	1,198,259
4,411		Care Capital Properties, Inc	108,996
106,973	*	CBRE Group, Inc	3,247,700
68,042		Colony NorthStar, Inc	947,145
114,489		Crown Castle International Corp	10,055,569
41,027		CubeSmart	1,031,008
22,707		CyrusOne, Inc	1,093,569
39,766		Digital Realty Trust, Inc	4,280,014
29,006		Empire State Realty Trust, Inc	594,333
24,869		Equinix, Inc	9,574,068
28,082		Equity Lifestyle Properties, Inc	2,076,383
9,931		Essex Property Trust, Inc	2,227,523
43,084		Extra Space Storage, Inc	3,104,202
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,373		Federal Realty Investment Trust	$3,563,130
67,160		Gaming and Leisure Properties, Inc	2,124,271
34,876		Healthcare Trust of America, Inc	1,013,845
92,664		Iron Mountain, Inc	3,317,371
29,316		Lamar Advertising Co	2,213,944
11,602		Life Storage, Inc	944,983
23,971		Omega Healthcare Investors, Inc	768,750
10,027		Outfront Media, Inc	275,041
33,748		Park Hotels & Resorts, Inc	915,921
53,103		Public Storage, Inc	11,417,145
6,466		Regency Centers Corp	450,874
9,358		Senior Housing Properties Trust	178,270
100,517		Simon Property Group, Inc	18,472,009
29,361		Tanger Factory Outlet Centers, Inc	1,003,853
10,601		Taubman Centers, Inc	750,975
37,512		Ventas, Inc	2,313,365
		TOTAL REAL ESTATE	105,214,668

RETAILING - 9.1%
25,216		Advance Auto Parts, Inc	4,141,476
140,242	*	Amazon.com, Inc	115,486,482
9,514	*	Autonation, Inc	505,384
10,590	*	AutoZone, Inc	7,677,538
6,726		Bed Bath & Beyond, Inc	271,394
14,718	*	Burlington Stores, Inc	1,231,897
2,572	*	Cabela’s, Inc	143,749
69,997	*	Carmax, Inc	4,669,500
25,432		Dick’s Sporting Goods, Inc	1,312,291
101,418		Dollar General Corp	7,486,677
81,340	*	Dollar Tree, Inc	6,278,635
42,910		Expedia, Inc	5,217,427
43,244		Foot Locker, Inc	2,963,944
6,518		Gap, Inc	150,109
49,138		Genuine Parts Co	4,757,050
140,394	*	Groupon, Inc	484,359
448,584		Home Depot, Inc	61,716,187
15,208		L Brands, Inc	915,674
3,599	*	Liberty Expedia Holdings, Inc	158,392
87,899	*	Liberty Interactive Corp	1,685,903
5,399	*	Liberty Ventures	235,666
110,460	*	LKQ Corp	3,524,779
321,923		Lowe’s Companies, Inc	23,526,133
27,681	*	Michaels Cos, Inc	544,485
8,390	*	Murphy USA, Inc	534,443
146,874	*	NetFlix, Inc	20,666,641
44,384		Nordstrom, Inc	1,962,660
34,002	*	O’Reilly Automotive, Inc	8,917,704
17,842	*	Priceline.com, Inc	28,103,469
141,593		Ross Stores, Inc	9,360,713
52,359	*	Sally Beauty Holdings, Inc	1,246,144
22,825		Signet Jewelers Ltd	1,772,818
22,386		Target Corp	1,443,449
238,083		TJX Companies, Inc	17,837,178
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

47,898		Tractor Supply Co	$3,528,646
40,899	*	TripAdvisor, Inc	2,163,557
20,870	*	Ulta Salon Cosmetics & Fragrance, Inc	5,682,484
26,710	*	Urban Outfitters, Inc	708,883
30,566	e	Williams-Sonoma, Inc	1,473,587
		TOTAL RETAILING	360,487,507

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
280,125		Applied Materials, Inc	9,594,281
135,842		Broadcom Ltd	27,100,479
13,020	*	Cree, Inc	359,092
153,821		Intel Corp	5,663,689
56,028		Kla-Tencor Corp	4,768,543
45,448		Lam Research Corp	5,220,157
40,199		Linear Technology Corp	2,537,763
101,880		Maxim Integrated Products, Inc	4,531,622
75,387		Microchip Technology, Inc	5,077,315
183,206		Nvidia Corp	20,002,431
15,350	*	ON Semiconductor Corp	204,462
5,038	*	Qorvo, Inc	323,490
109,643		Qualcomm, Inc	5,858,226
62,181		Skyworks Solutions, Inc	5,704,485
362,583		Texas Instruments, Inc	27,389,520
31,756	*	Versum Materials, Inc	887,580
28,969		Xilinx, Inc	1,685,996
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	126,909,131

SOFTWARE & SERVICES - 22.1%
224,939		Accenture plc	25,613,804
201,424		Activision Blizzard, Inc	8,099,259
175,939	*	Adobe Systems, Inc	19,947,964
54,962	*	Akamai Technologies, Inc	3,769,844
20,720		Alliance Data Systems Corp	4,732,034
105,901	*	Alphabet, Inc (Class A)	86,858,941
107,034	*	Alphabet, Inc (Class C)	85,283,621
9,015	*	Ansys, Inc	840,739
10,030	*	Atlassian Corp plc	277,129
62,235	*	Autodesk, Inc	5,062,195
164,494		Automatic Data Processing, Inc	16,612,249
8,349	*,e	Black Knight Financial Services, Inc	304,321
39,982		Booz Allen Hamilton Holding Co	1,352,191
42,137		Broadridge Financial Solutions, Inc	2,803,375
108,683	*	Cadence Design Systems, Inc	2,829,019
56,312		CDK Global, Inc	3,522,316
55,341	*	Citrix Systems, Inc	5,046,546
217,265	*	Cognizant Technology Solutions Corp (Class A)	11,425,966
1,405	*	CommerceHub, Inc	20,485
702	*	CommerceHub, Inc (Series A)	10,312
11,172	*	CoStar Group, Inc	2,257,861
57,573		CSRA, Inc	1,785,914
7,458	*	Dell Technologies, Inc-VMware Inc	469,779
11,662		DST Systems, Inc	1,342,879
384,059	*	eBay, Inc	12,224,598
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

104,548	*	Electronic Arts, Inc	$8,722,440
17,255	*	Euronet Worldwide, Inc	1,234,078
809,164	*	Facebook, Inc	105,450,252
66,635		Fidelity National Information Services, Inc	5,292,152
13,510	*	FireEye, Inc	183,061
17,245	*	First American Corp	608,231
111,563	*	First Data Corp	1,711,376
79,790	*	Fiserv, Inc	8,571,840
32,657	*	FleetCor Technologies, Inc	4,816,581
52,107	*	Fortinet, Inc	1,733,079
28,726	*	Gartner, Inc	2,854,215
53,581	*	Genpact Ltd	1,322,379
54,684		Global Payments, Inc	4,225,980
16,719	*	GoDaddy, Inc	597,370
26,016	*	Guidewire Software, Inc	1,361,417
19,133	*	IAC/InterActiveCorp	1,316,542
217,826		International Business Machines Corp	38,014,994
87,733		Intuit, Inc	10,403,379
28,337		Jack Henry & Associates, Inc	2,544,096
23,944		Leidos Holdings, Inc	1,156,974
25,390	*	Manhattan Associates, Inc	1,301,491
347,799		MasterCard, Inc (Class A)	36,981,468
9,841	*,e	Match Group, Inc	170,938
2,731,453		Microsoft Corp	176,588,436
60,605	*	Nuance Communications, Inc	961,195
5,020	*,e	Nutanix, Inc	151,955
105,068		Oracle Corp	4,214,278
69,507	*,e	Pandora Media, Inc	903,591
115,917		Paychex, Inc	6,988,636
407,656	*	PayPal Holdings, Inc	16,216,556
18,499	*	PTC, Inc	972,492
64,606	*	Red Hat, Inc	4,902,303
74,384		Sabre Corp	1,822,408
230,364	*	salesforce.com, Inc	18,221,792
56,552	*	ServiceNow, Inc	5,124,742
47,221	*	Splunk, Inc	2,732,207
20,107	*	Square, Inc	293,964
55,116		SS&C Technologies Holdings, Inc	1,770,877
32,192		Symantec Corp	886,890
5,357	*	Synopsys, Inc	336,902
20,251	*	Tableau Software, Inc	968,808
45,493	*	Teradata Corp	1,335,675
59,698		Total System Services, Inc	3,025,495
5,613	*,e	Twilio, Inc	161,823
201,481	*	Twitter, Inc	3,550,095
11,864	*	Tyler Technologies, Inc	1,732,381
9,555	*	Ultimate Software Group, Inc	1,850,421
55,570	*	Vantiv, Inc	3,458,677
34,112	*	VeriSign, Inc	2,736,124
687,657		Visa, Inc (Class A)	56,876,110
9,508	*	VMware, Inc (Class A)	832,330
176,145		Western Union Co	3,448,919
13,837	*	WEX, Inc	1,581,984
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

41,502	*	Workday, Inc	$3,448,401
18,522	*	Yelp, Inc	773,849
12,500	*,e	Zillow Group, Inc	449,750
25,059	*	Zillow Group, Inc (Class C)	886,587
		TOTAL SOFTWARE & SERVICES	873,274,327

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
107,847		Amphenol Corp (Class A)	7,278,594
1,810,327	d	Apple, Inc	219,683,181
14,001	*	Arista Networks, Inc	1,316,094
15,728	*	ARRIS International plc	449,506
57,992		CDW Corp	2,987,168
29,113		Cognex Corp	1,966,874
45,418	*	CommScope Holding Co, Inc	1,717,709
24,191	*	F5 Networks, Inc	3,242,320
39,556	*,e	Fitbit, Inc	237,732
10,484	*	IPG Photonics Corp	1,205,555
7,307		Motorola, Inc	589,748
30,330		National Instruments Corp	952,969
43,355	*	NCR Corp	1,865,132
31,303	*	Palo Alto Networks, Inc	4,619,071
70,423	*	Trimble Navigation Ltd	2,085,929
37,420	*	VeriFone Systems, Inc	679,921
15,312	*	Zebra Technologies Corp (Class A)	1,281,155
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	252,158,658

TELECOMMUNICATION SERVICES - 1.1%
28,312	*	SBA Communications Corp	2,980,121
63,911	*	T-Mobile US, Inc	3,979,738
735,721		Verizon Communications, Inc	36,057,686
59,238	*	Zayo Group Holdings, Inc	1,893,247
		TOTAL TELECOMMUNICATION SERVICES	44,910,792

TRANSPORTATION - 2.3%
35,423		Alaska Air Group, Inc	3,323,386
1,432		Amerco, Inc	539,392
28,692	*	Avis Budget Group, Inc	1,067,916
51,373		CH Robinson Worldwide, Inc	3,907,430
216,085		Delta Air Lines, Inc	10,207,855
45,955		Expeditors International of Washington, Inc	2,393,336
89,796		FedEx Corp	16,981,322
5,342	*	Hertz Global Holdings, Inc	112,022
31,803		J.B. Hunt Transport Services, Inc	3,151,041
10,599	*	JetBlue Airways Corp	207,846
16,445		Landstar System, Inc	1,391,247
15,329	*	Old Dominion Freight Line	1,353,244
229,635		Southwest Airlines Co	12,012,207
46,934		Union Pacific Corp	5,002,226
249,511		United Parcel Service, Inc (Class B)	27,229,136
		TOTAL TRANSPORTATION	88,879,606
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

UTILITIES - 0.0%
14,181		Dominion Resources, Inc			$1,081,727
		TOTAL UTILITIES			1,081,727

		TOTAL COMMON STOCKS			3,922,487,168
		(Cost $2,997,990,320)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 1.1%
$42,450,000	d	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	42,450,000
		TOTAL GOVERNMENT AGENCY DEBT			42,450,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
20,899,306	c	State Street Navigator Securities Lending Government Money Market Portfolio			20,899,306
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,899,306

		TOTAL SHORT-TERM INVESTMENTS			63,349,306
		(Cost $63,349,306)
		TOTAL INVESTMENTS - 101.0%			3,985,836,474
		(Cost $3,061,339,626)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(40,046,131)
		NET ASSETS - 100.0%			$3,945,790,343

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,114,245.
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
36,064	*	Adient plc	$2,289,703
98,808		BorgWarner, Inc	4,034,331
2,001,368		Ford Motor Co	24,736,909
727,748		General Motors Co	26,642,854
53,976		Gentex Corp	1,127,559
137,485		Goodyear Tire & Rubber Co	4,453,139
6,310		Lear Corp	896,588
3,934	*,e	Tesla Motors, Inc	991,092
		TOTAL AUTOMOBILES & COMPONENTS	65,172,175

BANKS - 12.4%
74,850		Associated Banc-Corp	1,893,705
5,330,570		Bank of America Corp	120,684,105
22,252		Bank of Hawaii Corp	1,911,669
49,496		BankUnited	1,890,747
422,365		BB&T Corp	19,509,039
13,746		BOK Financial Corp	1,130,471
100,716		CIT Group, Inc	4,148,492
1,437,900		Citigroup, Inc	80,277,957
161,193		Citizens Financial Group, Inc	5,830,351
89,493		Comerica, Inc	6,043,462
46,102		Commerce Bancshares, Inc	2,606,146
27,702		Cullen/Frost Bankers, Inc	2,476,559
72,508		East West Bancorp, Inc	3,729,812
391,995		Fifth Third Bancorp	10,231,070
12,424		First Hawaiian, Inc	409,868
120,164		First Horizon National Corp	2,403,280
15,135		First Republic Bank	1,427,685
542,444		Huntington Bancshares, Inc	7,339,267
1,887,830		JPMorgan Chase & Co	159,767,053
552,497		Keycorp	9,928,371
76,969		M&T Bank Corp	12,512,850
240,969		New York Community Bancorp, Inc	3,660,319
59,477		PacWest Bancorp	3,295,026
160,415		People’s United Financial, Inc	3,007,781
256,698		PNC Financial Services Group, Inc	30,921,841
53,708		Popular, Inc	2,386,246
654,478		Regions Financial Corp	9,431,028
11,268	*	Signature Bank	1,774,935
258,124		SunTrust Banks, Inc	14,666,606
7,245	*	SVB Financial Group	1,247,806
64,238		Synovus Financial Corp	2,677,440
82,902		TCF Financial Corp	1,438,350
30,373		TFS Financial Corp	531,224
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

842,537		US Bancorp	$44,359,573
2,369,862		Wells Fargo & Co	133,494,327
20,278	*	Western Alliance Bancorp	1,001,328
103,075		Zions Bancorporation	4,348,734
		TOTAL BANKS	714,394,523

CAPITAL GOODS - 7.9%
79,163	*	Aecom Technology Corp	2,923,490
36,117		AGCO Corp	2,268,148
25,580		Air Lease Corp	930,600
69,346		Allison Transmission Holdings, Inc	2,425,723
97,541		Ametek, Inc	4,984,345
225,121		Arconic, Inc	5,130,508
23,603	*	Armstrong World Industries, Inc	942,940
22,468		Carlisle Cos, Inc	2,451,483
288,844		Caterpillar, Inc	27,630,817
54,156		Chicago Bridge & Iron Co NV	1,798,521
51,625	*	Colfax Corp	2,013,375
25,363		Crane Co	1,827,151
82,070		Cummins, Inc	12,065,111
231,489		Danaher Corp	19,426,557
121,930		Deere & Co	13,052,606
5,366		Donaldson Co, Inc	226,713
76,761		Dover Corp	5,968,168
237,663		Eaton Corp	16,821,787
279,037		Emerson Electric Co	16,368,310
26,670		Flowserve Corp	1,311,097
69,667		Fluor Corp	3,866,518
115,535		Fortive Corp	6,390,241
73,421		General Dynamics Corp	13,295,075
3,842,863		General Electric Co	114,133,031
11,200	*	Herc Holdings, Inc	556,304
10,488		Hubbell, Inc	1,280,375
3,921		Huntington Ingalls	760,517
3,003		IDEX Corp	270,750
66,400		Ingersoll-Rand plc	5,268,840
48,043		ITT, Inc	1,963,517
62,845	*	Jacobs Engineering Group, Inc	3,679,575
368,806		Johnson Controls International plc	16,220,088
75,461		KBR, Inc	1,283,592
39,251		L3 Technologies, Inc	6,228,741
1,449		Lennox International, Inc	227,218
12,114		Lincoln Electric Holdings, Inc	1,009,944
36,237	*	Manitowoc Foodservice, Inc	695,026
58,539		Masco Corp	1,928,860
13,803		MSC Industrial Direct Co (Class A)	1,409,976
29,269		Orbital ATK, Inc	2,544,940
37,263		Oshkosh Truck Corp	2,594,623
57,607		Owens Corning, Inc	3,182,787
162,419		Paccar, Inc	10,932,423
69,456		Parker Hannifin Corp	10,219,061
86,886		Pentair plc	5,094,126
54,022	*	Quanta Services, Inc	1,938,850
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

94,541		Raytheon Co	$13,629,031
22,243		Regal-Beloit Corp	1,614,842
14,081		Rockwell Automation, Inc	2,083,847
25,078		Roper Industries, Inc	4,811,214
8,219		Snap-On, Inc	1,491,995
32,209		Spirit Aerosystems Holdings, Inc (Class A)	1,934,150
67,827		Stanley Works	8,410,548
57,460		Terex Corp	1,827,228
97,261		Textron, Inc	4,607,254
35,379		Timken Co	1,570,828
80,022		Trinity Industries, Inc	2,203,806
7,378	*	United Rentals, Inc	933,391
402,831		United Technologies Corp	44,178,476
46,943	*	USG Corp	1,435,986
2,635		Valmont Industries, Inc	379,440
24,416	*	WESCO International, Inc	1,726,211
44,461		Xylem, Inc	2,192,372
		TOTAL CAPITAL GOODS	452,573,067

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
25,263	*	Clean Harbors, Inc	1,402,097
11,378		Dun & Bradstreet Corp	1,395,170
5,142		LSC Communications, Inc	134,823
33,569		Manpower, Inc	3,204,497
38,146		Nielsen NV	1,560,553
121,732		Republic Services, Inc	6,984,982
11,339		RR Donnelley & Sons Co	194,464
2,156	*	Stericycle, Inc	166,314
40,517		Waste Management, Inc	2,815,931
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,858,831

CONSUMER DURABLES & APPAREL - 0.6%
8,609		Brunswick Corp	515,335
32,921		CalAtlantic Group, Inc	1,147,955
115,053		Coach, Inc	4,297,230
79,640		DR Horton, Inc	2,382,032
57,948	*,e	Garmin Ltd	2,798,309
19,944		Harman International Industries, Inc	2,216,975
2,986		Lennar Corp (B Shares)	107,377
44,650		Lennar Corp (Class A)	1,993,622
6,792	*	Mohawk Industries, Inc	1,465,985
42,006		PHV Corp	3,940,583
122,139		Pulte Homes, Inc	2,627,210
26,555		Ralph Lauren Corp	2,348,259
43,517	*	Toll Brothers, Inc	1,364,693
26,598	*	Vista Outdoor, Inc	766,288
34,982		Whirlpool Corp	6,118,002
		TOTAL CONSUMER DURABLES & APPAREL	34,089,855

CONSUMER SERVICES - 0.8%
69,268		ARAMARK Holdings Corp	2,344,029
211,012		Carnival Corp	11,685,845
5,446		Choice Hotels International, Inc	302,253
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,321		Extended Stay America, Inc	$523,923
2,185		Graham Holdings Co	1,135,217
104,040		H&R Block, Inc	2,232,698
3,186	*	Hilton Grand Vacations, Inc	93,445
10,620		Hilton Worldwide Holdings, Inc	611,500
16,818	*	Hyatt Hotels Corp	920,113
48,884		International Game Technology plc	1,291,027
40,813		Marriott International, Inc (Class A)	3,452,780
225,035	*	MGM Resorts International	6,481,008
75,744	*	Norwegian Cruise Line Holdings Ltd	3,559,968
87,683		Royal Caribbean Cruises Ltd	8,209,759
45,378		Wendy’s	613,964
3,481		Wynn Resorts Ltd	353,078
		TOTAL CONSUMER SERVICES	43,810,607

DIVERSIFIED FINANCIALS - 6.1%
3,381	*	Affiliated Managers Group, Inc	515,129
172,040		AGNC Investment Corp	3,211,987
227,701		Ally Financial, Inc	4,809,045
414,142		American Express Co	31,632,166
57,012		Ameriprise Financial, Inc	6,400,737
524,352		Annaly Capital Management, Inc	5,358,877
543,654		Bank of New York Mellon Corp	24,317,643
64,887		BlackRock, Inc	24,266,440
248,864		Capital One Financial Corp	21,748,225
125,085		Charles Schwab Corp	5,158,505
96,498		Chimera Investment Corp	1,701,260
174,772		CME Group, Inc	21,161,394
143,192		Discover Financial Services	9,920,342
5,319	*	Donnelley Financial Solutions, Inc	128,082
141,141	*	E*TRADE Financial Corp	5,285,731
188,045		Franklin Resources, Inc	7,472,908
199,822		Goldman Sachs Group, Inc	45,823,181
28,095		Interactive Brokers Group, Inc (Class A)	1,049,067
158,188		IntercontinentalExchange Group, Inc	9,231,852
177,704		Invesco Ltd	5,139,200
62,751		iShares Russell 1000 Value Index Fund	7,072,665
58,194		Lazard Ltd (Class A)	2,472,081
53,831		Legg Mason, Inc	1,705,904
171,064		Leucadia National Corp	4,079,876
38,300		LPL Financial Holdings, Inc	1,505,190
195,741		MFA Mortgage Investments, Inc	1,544,397
9,234		Moody’s Corp	957,289
740,712		Morgan Stanley	31,472,853
57,963		NASDAQ OMX Group, Inc	4,088,710
157,868		Navient Corp	2,374,335
107,776		Northern Trust Corp	8,941,097
26,368	*	OneMain Holdings, Inc	590,116
66,088		Raymond James Financial, Inc	4,951,974
53,550	*	Santander Consumer USA Holdings, Inc	707,931
222,243	*	SLM Corp	2,640,247
130,500		Starwood Property Trust, Inc	2,904,930
203,055		State Street Corp	15,472,791
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

430,938		Synchrony Financial	$15,436,199
29,985		T Rowe Price Group, Inc	2,022,188
14,209		TD Ameritrade Holding Corp	655,745
182,593		Two Harbors Investment Corp	1,601,341
103,570		Voya Financial, Inc	4,165,585
		TOTAL DIVERSIFIED FINANCIALS	351,695,215

ENERGY - 13.0%
290,303		Anadarko Petroleum Corp	20,184,768
92,005	*	Antero Resources Corp	2,245,842
60,854		Apache Corp	3,640,286
225,470		Baker Hughes, Inc	14,222,648
67,625		Cabot Oil & Gas Corp	1,452,585
103,660	*	Cheniere Energy, Inc	4,939,399
293,753	*	Chesapeake Energy Corp	1,894,707
974,422		Chevron Corp	108,501,890
40,592		Cimarex Energy Co	5,488,444
71,707	*	Concho Resources, Inc	9,998,824
643,547		ConocoPhillips	31,379,352
119,639		Consol Energy, Inc	2,026,685
24,222	*	Continental Resources, Inc	1,176,220
247,563	*	Devon Energy Corp	11,274,019
32,619	*,e	Diamond Offshore Drilling, Inc	534,299
35,076	*	Diamondback Energy, Inc	3,688,943
19,679	*	Dril-Quip, Inc	1,224,034
49,593	*	Energen Corp	2,672,567
161,128		Ensco plc	1,759,518
253,271		EOG Resources, Inc	25,727,268
88,945		EQT Corp	5,392,735
15,594	*,e	Extraction Oil & Gas, Inc	279,444
2,162,090	d	Exxon Mobil Corp	181,377,730
19,084	e	Frank’s International NV	225,955
82,202	*	Gulfport Energy Corp	1,718,022
440,740		Halliburton Co	24,932,662
49,220		Helmerich & Payne, Inc	3,502,495
145,620		Hess Corp	7,889,692
85,730		HollyFrontier Corp	2,483,598
999,055		Kinder Morgan, Inc	22,318,889
80,445	*	Kosmos Energy LLC	526,110
75,213	*	Laredo Petroleum Holdings, Inc	1,019,136
438,560		Marathon Oil Corp	7,345,880
273,357		Marathon Petroleum Corp	13,134,804
82,742		Murphy Oil Corp	2,392,071
142,881		Nabors Industries Ltd	2,321,816
196,871		National Oilwell Varco, Inc	7,443,692
76,371	*	Newfield Exploration Co	3,060,950
135,654		Noble Corp plc	915,664
218,680		Noble Energy, Inc	8,694,717
394,695		Occidental Petroleum Corp	26,748,480
49,461		Oceaneering International, Inc	1,377,489
87,353	*	Parsley Energy, Inc	3,076,573
75,905		Patterson-UTI Energy, Inc	2,128,376
52,990		PBF Energy, Inc	1,228,838
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

234,192		Phillips 66	$19,114,751
84,241		Pioneer Natural Resources Co	15,182,755
119,394	*	Questar Market Resources, Inc	2,082,231
105,329		Range Resources Corp	3,406,340
79,324	*	Rice Energy, Inc	1,572,995
62,716	*	Rowan Cos plc	1,123,871
32,788	e	RPC, Inc	705,598
721,056		Schlumberger Ltd	60,359,598
51,350		SM Energy Co	1,566,688
306,500		Spectra Energy Corp	12,765,725
79,428		Superior Energy Services	1,403,493
86,290		Targa Resources Investments, Inc	4,972,030
61,241		Tesoro Corp	4,951,335
173,261	*,e	Transocean Ltd (NYSE)	2,420,456
244,080		Valero Energy Corp	16,050,701
509,884	*	Weatherford International Ltd	2,656,496
109,038	*	Whiting Petroleum Corp	1,209,231
323,176		Williams Cos, Inc	9,320,396
36,144		World Fuel Services Corp	1,607,685
198,584	*	WPX Energy, Inc	2,766,275
		TOTAL ENERGY	750,806,766

FOOD & STAPLES RETAILING - 1.5%
32,117		CVS Health Corp	2,531,141
352,945		Walgreens Boots Alliance, Inc	28,920,313
784,393		Wal-Mart Stores, Inc	52,350,389
137,275		Whole Foods Market, Inc	4,148,450
		TOTAL FOOD & STAPLES RETAILING	87,950,293

FOOD, BEVERAGE & TOBACCO - 3.9%
297,153		Archer Daniels Midland Co	13,151,992
1,786		Brown-Forman Corp	83,549
6,288		Brown-Forman Corp (Class B)	286,733
71,696		Bunge Ltd	4,962,080
509,254		Coca-Cola Co	21,169,689
46,332		ConAgra Foods, Inc	1,811,118
8,158		Flowers Foods, Inc	164,057
12,859	*	Hain Celestial Group, Inc	508,702
17,634		Hormel Foods Corp	640,114
11,205		Ingredion, Inc	1,436,369
59,781		J.M. Smucker Co	8,121,249
10,394		Kellogg Co	755,748
269,067		Kraft Heinz Co	24,024,992
17,137		Lamb Weston Holdings, Inc	640,238
59,866		Mead Johnson Nutrition Co	4,218,158
87,684		Molson Coors Brewing Co (Class B)	8,463,260
775,515		Mondelez International, Inc	34,339,804
96,939		PepsiCo, Inc	10,060,329
717,517		Philip Morris International, Inc	68,974,910
25,969		Pilgrim’s Pride Corp	497,047
58,790		Pinnacle Foods, Inc	3,127,040
14,361	*	Post Holdings, Inc	1,201,729
163,664		Reynolds American, Inc	9,841,116
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,784	*	TreeHouse Foods, Inc	$1,425,330
80,325		Tyson Foods, Inc (Class A)	5,043,607
		TOTAL FOOD, BEVERAGE & TOBACCO	224,948,960

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
800,639		Abbott Laboratories	33,442,691
24,397	*	Acadia Healthcare Co, Inc	936,113
115,867		Aetna Inc	13,742,985
37,873	*	Alere, Inc	1,401,301
93,490	*	Allscripts Healthcare Solutions, Inc	1,094,768
98,909		Anthem, Inc	15,245,833
228,532		Baxter International, Inc	10,948,968
100,446	*	Brookdale Senior Living, Inc	1,503,677
13,083		Cardinal Health, Inc	980,702
22,378	*	Centene Corp	1,415,856
88,016		Cigna Corp	12,869,699
5,308		Cooper Cos, Inc	979,910
51,384	*	DaVita, Inc	3,275,730
119,893		Dentsply Sirona, Inc	6,797,933
18,204	*	Envision Healthcare Corp	1,237,872
38,302	*	Express Scripts Holding Co	2,638,242
51,207	*	HCA Holdings, Inc	4,110,898
2,403		Hill-Rom Holdings, Inc	141,465
4,705		Humana, Inc	933,942
28,777	*	Laboratory Corp of America Holdings	3,862,161
20,398	*	LifePoint Hospitals, Inc	1,210,621
13,210	*	MEDNAX, Inc	902,903
727,700		Medtronic plc	55,319,754
16,482	*	Premier, Inc	525,117
73,128		Quest Diagnostics, Inc	6,721,926
18,760		Teleflex, Inc	3,146,615
32,596		Universal Health Services, Inc (Class B)	3,671,287
1,885	*	WellCare Health Plans, Inc	274,343
45,276		Zimmer Holdings, Inc	5,357,509
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	194,690,821

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
9,907		Clorox Co	1,188,840
368,178		Colgate-Palmolive Co	23,776,935
223,617		Coty, Inc	4,293,446
30,983		Edgewell Personal Care Co	2,442,700
21,476		Energizer Holdings, Inc	1,083,894
27,763		Kimberly-Clark Corp	3,362,932
21,343		Nu Skin Enterprises, Inc (Class A)	1,107,275
1,327,482		Procter & Gamble Co	116,287,423
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	153,543,445

INSURANCE - 8.0%
206,289		Aflac, Inc	14,438,167
7,770	*	Alleghany Corp	4,751,899
45,047		Allied World Assurance Co Holdings Ltd	2,393,347
192,549		Allstate Corp	14,481,610
35,991		American Financial Group, Inc	3,101,344
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

528,433		American International Group, Inc	$33,957,104
4,164		American National Insurance Co	485,481
41,133		Amtrust Financial Services, Inc	1,085,500
58,714	*	Arch Capital Group Ltd	5,187,382
28,536		Arthur J. Gallagher & Co	1,536,093
31,390		Aspen Insurance Holdings Ltd	1,770,396
30,903		Assurant, Inc	3,001,608
67,935		Assured Guaranty Ltd	2,643,351
47,454		Axis Capital Holdings Ltd	3,037,531
980,692	*	Berkshire Hathaway, Inc (Class B)	160,970,785
55,758		Brown & Brown, Inc	2,349,085
239,926		Chubb Ltd	31,547,870
78,326		Cincinnati Financial Corp	5,528,249
15,353		CNA Financial Corp	639,452
33,002		Endurance Specialty Holdings Ltd	3,058,955
3,859		Erie Indemnity Co (Class A)	432,633
21,707		Everest Re Group Ltd	4,774,021
53,283		First American Financial Corp	2,002,375
131,143		FNF Group	4,637,216
21,991		Hanover Insurance Group, Inc	1,845,925
200,487		Hartford Financial Services Group, Inc	9,765,722
96,294		Lincoln National Corp	6,500,808
146,083		Loews Corp	6,804,546
6,967	*	Markel Corp	6,444,475
13,694		Mercury General Corp	866,146
482,873		Metlife, Inc	26,273,120
123,673		Old Republic International Corp	2,572,398
139,382		Principal Financial Group	7,957,318
27,994		ProAssurance Corp	1,522,874
270,994		Progressive Corp	10,146,015
229,460		Prudential Financial, Inc	24,118,541
31,901		Reinsurance Group of America, Inc (Class A)	4,002,618
21,776		RenaissanceRe Holdings Ltd	2,968,504
61,595		Torchmark Corp	4,529,696
150,172		Travelers Cos, Inc	17,687,258
124,298		UnumProvident Corp	5,646,858
39,278		Validus Holdings Ltd	2,238,846
48,842		W.R. Berkley Corp	3,282,671
2,359		White Mountains Insurance Group Ltd	2,146,124
89,975		XL Group Ltd	3,380,361
		TOTAL INSURANCE	458,512,278

MATERIALS - 3.0%
13,477		Air Products & Chemicals, Inc	1,883,546
57,671		Albemarle Corp	5,342,641
76,275		Alcoa Corp	2,780,224
24,140		Aptargroup, Inc	1,761,496
32,158		Ashland Global Holdings, Inc	3,827,767
2,613		Avery Dennison Corp	190,801
40,313		Bemis Co, Inc	1,964,049
30,729		Cabot Corp	1,701,465
69,991		Celanese Corp (Series A)	5,907,240
121,413		CF Industries Holdings, Inc	4,284,665
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,211		Compass Minerals International, Inc	$1,522,440
32,606		Domtar Corp	1,424,556
576,791		Dow Chemical Co	34,394,047
75,643		Eastman Chemical Co	5,862,332
14,077		FMC Corp	846,872
537,270	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,945,545
47,501		Graphic Packaging Holding Co	594,238
104,343		Huntsman Corp	2,127,554
212,147		International Paper Co	12,007,520
99,896		LyondellBasell Industries AF S.C.A	9,317,300
2,987		Martin Marietta Materials, Inc	685,815
79,844		Monsanto Co	8,647,904
178,875		Mosaic Co	5,611,309
370		NewMarket Corp	159,533
273,610		Newmont Mining Corp	9,926,571
164,367		Nucor Corp	9,548,079
102,175	*	Platform Specialty Products Corp	1,240,405
18,131		Praxair, Inc	2,147,436
35,902		Reliance Steel & Aluminum Co	2,859,594
32,121		Royal Gold, Inc	2,318,173
2,409		Scotts Miracle-Gro Co (Class A)	221,556
51,075		Sonoco Products Co	2,806,571
23,802		Southern Copper Corp (NY)	913,045
103,558		Steel Dynamics, Inc	3,501,296
151,660		Tahoe Resources, Inc	1,386,172
80,244		United States Steel Corp	2,624,781
15,695	e	Valvoline, Inc	363,339
4,834		Vulcan Materials Co	620,347
19,928		Westlake Chemical Corp	1,233,742
130,555		WestRock Co	6,966,415
16,632		WR Grace & Co	1,153,263
		TOTAL MATERIALS	171,621,644

MEDIA - 1.0%
1,524		Clear Channel Outdoor Holdings, Inc (Class A)	7,544
93,562		Comcast Corp (Class A)	7,056,446
5,858	*	Discovery Communications, Inc (Class A)	166,074
8,628	*	Discovery Communications, Inc (Class C)	239,082
26,080	*	DISH Network Corp (Class A)	1,543,154
22,544		John Wiley & Sons, Inc (Class A)	1,242,174
13,618	*	Liberty Broadband Corp (Class A)	1,139,554
53,674	*	Liberty Broadband Corp (Class C)	4,580,539
45,140	*	Liberty SiriusXM Group (Class A)	1,635,874
96,337	*	Liberty SiriusXM Group (Class C)	3,457,535
9,634	*,e	Lions Gate Entertainment Corp	258,095
7,689	*	Lions Gate Entertainment Corp	221,213
28,332	*	Live Nation, Inc	810,862
9,234	*	Madison Square Garden Co	1,622,137
196,958		News Corp	2,420,614
66,013		News Corp (Class B)	835,064
29,782		Regal Entertainment Group (Class A)	674,860
109,330		TEGNA, Inc	2,504,750
156,505		Thomson Corp	7,017,684
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

139,033		Time Warner, Inc	$13,465,346
35,745		Tribune Co	1,030,886
125,826		Twenty-First Century Fox, Inc	3,948,420
58,695		Twenty-First Century Fox, Inc (Class B)	1,820,132
1,097		Viacom, Inc	49,639
20,524		Viacom, Inc (Class B)	864,881
		TOTAL MEDIA	58,612,559

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
125,286		Agilent Technologies, Inc	6,135,255
71,008	*	Allergan plc	15,542,941
6,620	*	Alnylam Pharmaceuticals, Inc	264,734
11,030	*	Bio-Rad Laboratories, Inc (Class A)	2,096,582
110,694	*	Endo International plc	1,354,894
1,178,539		Johnson & Johnson	133,469,542
4,306	*,e	Juno Therapeutics, Inc	91,890
57,779	*	Mallinckrodt plc	2,815,571
1,437,084		Merck & Co, Inc	89,084,837
163,323	*	Mylan NV	6,214,440
15,668	*,e	Opko Health, Inc	136,155
9,053	*	Patheon NV	259,731
44,757	*	PerkinElmer, Inc	2,380,625
71,972		Perrigo Co plc	5,480,668
2,898,812		Pfizer, Inc	91,979,305
109,925		QIAGEN NV	3,185,630
15,430	*	Quintiles Transnational Holdings, Inc	1,211,101
111,178		Thermo Fisher Scientific, Inc	16,942,415
16,568	*	United Therapeutics Corp	2,711,022
40,205	*	VWR Corp	1,041,711
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	382,399,049

REAL ESTATE - 4.6%
36,318		Alexandria Real Estate Equities, Inc	4,024,761
66,428		American Campus Communities, Inc	3,229,729
86,817		American Homes 4 Rent	1,934,283
80,146		Apartment Investment & Management Co (Class A)	3,532,034
84,651		Apple Hospitality REIT, Inc	1,694,713
71,043		AvalonBay Communities, Inc	12,312,462
66,166		Boston Properties, Inc	8,661,129
87,506		Brandywine Realty Trust	1,408,847
93,640		Brixmor Property Group, Inc	2,259,533
44,409		Camden Property Trust	3,711,260
39,589		Care Capital Properties, Inc	978,244
185,833		Colony NorthStar, Inc	2,586,795
64,046		Columbia Property Trust, Inc	1,425,024
65,281		Communications Sales & Leasing, Inc	1,715,585
60,398		CoreCivic, Inc	1,753,958
48,272		Corporate Office Properties Trust	1,536,015
21,551		Crown Castle International Corp	1,892,824
29,340		CubeSmart	737,314
4,632		CyrusOne, Inc	223,077
47,396		DCT Industrial Trust, Inc	2,118,127
161,745		DDR Corp	2,455,289
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,112		Digital Realty Trust, Inc	$2,702,805
71,262		Douglas Emmett, Inc	2,696,554
173,590		Duke Realty Corp	4,223,445
25,443		Empire State Realty Trust, Inc	521,327
33,019		Entertainment Properties Trust	2,442,415
63,722	*	Equity Commonwealth	1,965,187
45,968		Equity One, Inc	1,433,742
183,523		Equity Residential	11,152,693
19,624		Essex Property Trust, Inc	4,401,663
113,810		Forest City Realty Trust, Inc	2,576,658
298,250	*	GGP, Inc	7,408,530
240,838		HCP, Inc	7,302,208
15,994		Healthcare Trust of America, Inc	464,946
49,069		Highwoods Properties, Inc	2,522,637
84,371		Hospitality Properties Trust	2,626,469
383,778		Host Marriott Corp	6,934,869
19,210	*	Howard Hughes Corp	2,047,978
23,645		Jones Lang LaSalle, Inc	2,436,144
46,040		Kilroy Realty Corp	3,446,094
201,734		Kimco Realty Corp	5,021,159
76,612		Liberty Property Trust	2,941,135
8,607		Life Storage, Inc	701,040
72,483		Macerich Co	4,978,857
58,258		Mid-America Apartment Communities, Inc	5,531,597
72,634		National Retail Properties, Inc	3,166,842
60,567		Omega Healthcare Investors, Inc	1,942,384
61,094		Outfront Media, Inc	1,675,808
94,504		Paramount Group, Inc	1,577,272
6,372		Park Hotels & Resorts, Inc	172,942
76,779		Piedmont Office Realty Trust, Inc	1,667,640
271,332		Prologis, Inc	13,254,568
48,594	*	Quality Care Properties, Inc	897,045
64,568		Rayonier, Inc	1,800,802
76,875		Realogy Holdings Corp	1,991,831
132,992		Realty Income Corp	7,930,313
43,570		Regency Centers Corp	3,038,136
122,020		Retail Properties of America, Inc	1,826,639
106,413		Senior Housing Properties Trust	2,027,168
15,182		Simon Property Group, Inc	2,789,996
50,950		SL Green Realty Corp	5,552,022
244,384		Spirit Realty Capital, Inc	2,570,920
77,542		STORE Capital Corp	1,834,644
34,418		Sun Communities, Inc	2,710,762
5,188		Tanger Factory Outlet Centers, Inc	177,378
15,577		Taubman Centers, Inc	1,103,475
136,910		UDR, Inc	4,785,005
119,039		Ventas, Inc	7,341,135
507,413		VEREIT, Inc	4,328,233
89,333		Vornado Realty Trust	9,496,991
58,188		Weingarten Realty Investors	2,073,238
183,734		Welltower, Inc	12,181,564
385,552		Weyerhaeuser Co	12,079,344
51,872		WP Carey, Inc	3,212,952
		TOTAL REAL ESTATE	263,878,204
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

RETAILING - 1.2%
20,263	*	Autonation, Inc	$1,076,371
66,526		Bed Bath & Beyond, Inc	2,684,324
142,081		Best Buy Co, Inc	6,325,446
15,249	*	Burlington Stores, Inc	1,276,341
21,963	*	Cabela’s, Inc	1,227,512
37,544		CST Brands, Inc	1,808,870
9,905		Dick’s Sporting Goods, Inc	511,098
9,775		Dillard’s, Inc (Class A)	551,701
7,791		Foot Locker, Inc	533,995
52,944		GameStop Corp (Class A)	1,296,599
106,309		Gap, Inc	2,448,296
4,772		Genuine Parts Co	461,977
159,881	*,e	JC Penney Co, Inc	1,063,209
96,034		Kohl’s Corp	3,825,034
102,675		L Brands, Inc	6,182,062
22,067	*	Liberty Expedia Holdings, Inc	971,169
97,082	*	Liberty Interactive Corp	1,862,033
32,489	*	Liberty Ventures	1,418,145
158,717		Macy’s, Inc	4,688,500
10,805	*	Michaels Cos, Inc	212,534
7,473	*	Murphy USA, Inc	476,030
20,900		Penske Auto Group, Inc	1,136,124
3,452		Signet Jewelers Ltd	268,117
339,520		Staples, Inc	3,123,584
269,840		Target Corp	17,399,283
56,077		Tiffany & Co	4,414,381
10,305	*	Urban Outfitters, Inc	273,495
		TOTAL RETAILING	67,516,230

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
158,283		Analog Devices, Inc	11,861,728
163,025		Applied Materials, Inc	5,583,606
34,395	*	Cree, Inc	948,614
161,623		Cypress Semiconductor Corp	1,907,151
40,434	*,e	First Solar, Inc	1,261,137
2,229,503		Intel Corp	82,090,300
16,047		Lam Research Corp	1,843,158
65,669		Linear Technology Corp	4,145,684
205,985		Marvell Technology Group Ltd	3,062,997
534,996	*	Micron Technology, Inc	12,898,754
189,954	*	ON Semiconductor Corp	2,530,187
59,860	*	Qorvo, Inc	3,843,611
604,796		Qualcomm, Inc	32,314,250
7,831		Skyworks Solutions, Inc	718,416
44,673	*,e	SunPower Corp	296,629
104,813		Teradyne, Inc	2,974,593
6,925	*	Versum Materials, Inc	193,554
89,036		Xilinx, Inc	5,181,895
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	173,656,264
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 2.8%
9,827	*	Akamai Technologies, Inc	$674,034
76,758		Amdocs Ltd	4,506,462
33,819	*	Ansys, Inc	3,153,960
20,211	*	Autodesk, Inc	1,643,963
4,918		Booz Allen Hamilton Holding Co	166,327
150,365		CA, Inc	4,701,914
12,894	*	CommerceHub, Inc	187,994
3,096	*	CommerceHub, Inc (Series A)	45,480
71,445		Computer Sciences Corp	4,443,879
101,824	*	Conduent, Inc	1,523,287
100,417	*	Dell Technologies, Inc-VMware Inc	6,325,267
71,036		Fidelity National Information Services, Inc	5,641,679
58,865	*	FireEye, Inc	797,621
18,519	*	First American Corp	653,165
8,587	*	IAC/InterActiveCorp	590,871
142,974		International Business Machines Corp	24,951,823
33,793		Leidos Holdings, Inc	1,632,878
28,077	*	Nuance Communications, Inc	445,301
1,881	*,e	Nutanix, Inc	56,938
1,384,243		Oracle Corp	55,521,987
17,130	*,e	Pandora Media, Inc	222,690
31,997	*	PTC, Inc	1,682,082
6,739		SS&C Technologies Holdings, Inc	216,524
270,642		Symantec Corp	7,456,187
71,101	*	Synopsys, Inc	4,471,542
1,760	*,e	Twilio, Inc	50,741
37,013	*	Twitter, Inc	652,169
28,504	*	VMware, Inc (Class A)	2,495,240
509,124		Xerox Corp	3,528,229
450,299	*	Yahoo!, Inc	19,844,677
8,033	*	Yelp, Inc	335,619
9,607	*	Zillow Group, Inc	345,660
17,733	*,e	Zillow Group, Inc (Class C)	627,393
362,755	*	Zynga, Inc	914,143
		TOTAL SOFTWARE & SERVICES	160,507,726

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
238,666		Apple, Inc	28,962,119
73,431	*	ARRIS International plc	2,098,658
46,575	*	Arrow Electronics, Inc	3,424,194
65,983		Avnet, Inc	3,064,251
209,418		Brocade Communications Systems, Inc	2,611,442
2,601,502		Cisco Systems, Inc	79,918,142
490,232		Corning, Inc	12,986,246
25,653		Dolby Laboratories, Inc (Class A)	1,229,035
22,883	*	EchoStar Corp (Class A)	1,165,431
11,615	*,e	Fitbit, Inc	69,806
71,852		Flir Systems, Inc	2,538,531
64,100		Harris Corp	6,583,711
896,839		Hewlett Packard Enterprise Co	20,340,309
895,444		HP, Inc	13,476,432
2,913	*	IPG Photonics Corp	334,966
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

95,989		Jabil Circuit, Inc	$2,301,816
193,781		Juniper Networks, Inc	5,189,455
90,225	*	Keysight Technologies, Inc	3,344,641
80,291		Motorola, Inc	6,480,287
11,129		National Instruments Corp	349,673
149,266		NetApp, Inc	5,719,873
28,424	*	Trimble Navigation Ltd	841,919
146,766		Western Digital Corp	11,701,653
4,881	*	Zebra Technologies Corp (Class A)	408,393
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	215,140,983

TELECOMMUNICATION SERVICES - 3.8%
3,190,629		AT&T, Inc	134,516,918
278,184		CenturyTel, Inc	7,193,838
622,503	e	Frontier Communications Corp	2,172,535
150,513	*	Level 3 Communications, Inc	8,949,503
23,715	*	SBA Communications Corp	2,496,241
394,721	*	Sprint Corp	3,643,275
49,990		Telephone & Data Systems, Inc	1,532,194
56,986	*	T-Mobile US, Inc	3,548,518
6,715	*	US Cellular Corp	299,422
1,052,272		Verizon Communications, Inc	51,571,851
		TOTAL TELECOMMUNICATION SERVICES	215,924,295

TRANSPORTATION - 2.3%
10,656		Alaska Air Group, Inc	999,746
1,205		Amerco, Inc	453,887
273,709		American Airlines Group, Inc	12,111,623
16,672		Copa Holdings S.A. (Class A)	1,625,353
494,216		CSX Corp	22,926,680
88,566		Delta Air Lines, Inc	4,183,858
28,457		Expeditors International of Washington, Inc	1,482,041
29,422	*	Genesee & Wyoming, Inc (Class A)	2,217,242
33,241	*	Hertz Global Holdings, Inc	697,064
154,617	*	JetBlue Airways Corp	3,032,039
55,517		Kansas City Southern Industries, Inc	4,769,466
27,501	*	Kirby Corp	1,772,439
37,347		Macquarie Infrastructure Co LLC	2,800,652
153,186		Norfolk Southern Corp	17,993,228
13,540	*	Old Dominion Freight Line	1,195,311
27,714		Ryder System, Inc	2,150,606
37,725	*	Spirit Airlines, Inc	2,038,659
369,026		Union Pacific Corp	39,330,791
164,001	*	United Continental Holdings, Inc	11,557,151
		TOTAL TRANSPORTATION	133,337,836

UTILITIES - 6.1%
343,910		AES Corp	3,934,330
117,074		Alliant Energy Corp	4,407,836
123,703		Ameren Corp	6,512,963
255,902		American Electric Power Co, Inc	16,393,082
92,078		American Water Works Co, Inc	6,762,208
93,668		Aqua America, Inc	2,848,444
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

52,415		Atmos Energy Corp	$3,992,975
29,411		Avangrid, Inc	1,141,147
187,946	*	Calpine Corp	2,217,763
217,947		Centerpoint Energy, Inc	5,712,391
144,820		CMS Energy Corp	6,169,332
158,642		Consolidated Edison, Inc	11,795,033
299,728		Dominion Resources, Inc	22,863,252
91,937		DTE Energy Co	9,068,666
358,068		Duke Energy Corp	28,122,661
164,237		Edison International	11,969,593
92,068		Entergy Corp	6,595,752
163,679		Eversource Energy	9,054,722
456,575		Exelon Corp	16,381,911
217,934		FirstEnergy Corp	6,607,759
111,898		Great Plains Energy, Inc	3,082,790
55,934		Hawaiian Electric Industries, Inc	1,872,670
102,212		MDU Resources Group, Inc	2,999,922
38,440		National Fuel Gas Co	2,158,406
239,160		NextEra Energy, Inc	29,588,875
167,551		NiSource, Inc	3,748,116
163,512		NRG Energy, Inc	2,704,488
104,611		OGE Energy Corp	3,508,653
258,147		PG&E Corp	15,976,718
56,192		Pinnacle West Capital Corp	4,362,185
350,037		PPL Corp	12,195,289
263,146		Public Service Enterprise Group, Inc	11,644,210
65,240		SCANA Corp	4,481,988
128,063		Sempra Energy	13,112,371
484,929		Southern Co	23,970,040
86,029		UGI Corp	3,989,165
43,952		Vectren Corp	2,412,525
164,546		WEC Energy Group, Inc	9,716,441
73,057		Westar Energy, Inc	3,995,487
261,709		Xcel Energy, Inc	10,813,816
		TOTAL UTILITIES	348,885,975

		TOTAL COMMON STOCKS	5,741,527,601
		(Cost $4,932,065,663)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.7%
$42,775,000	d	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	42,775,000
		TOTAL GOVERNMENT AGENCY DEBT			42,775,000

TREASURY DEBT - 0.2%
11,100,000		United States Treasury Bill	0.473	02/23/17	11,096,914
		TOTAL TREASURY DEBT			11,096,914
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
12,326,361	c	State Street Navigator Securities Lending Government Money Market Portfolio	$12,326,361
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,326,361

		TOTAL SHORT-TERM INVESTMENTS	66,198,275
		(Cost $66,198,156)
		TOTAL INVESTMENTS - 100.9%	5,807,725,876
		(Cost $4,998,263,819)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(52,351,120)
		NET ASSETS - 100.0%	$5,755,374,756

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,001,001.
232

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.7%
39,626	BorgWarner, Inc	$1,617,929
52,499	Delphi Automotive plc	3,678,080
754,575	Ford Motor Co	9,326,547
269,570	General Motors Co	9,868,958
51,494	Goodyear Tire & Rubber Co	1,667,891
34,491	Harley-Davidson, Inc	1,967,367
	TOTAL AUTOMOBILES & COMPONENTS	28,126,772

BANKS - 6.6%
1,963,500	Bank of America Corp	44,453,640
156,899	BB&T Corp	7,247,165
554,908	Citigroup, Inc	30,980,514
99,125	Citizens Financial Group, Inc	3,585,351
33,403	Comerica, Inc	2,255,705
146,763	Fifth Third Bancorp	3,830,514
209,792	Huntington Bancshares, Inc	2,838,486
696,408	JPMorgan Chase & Co	58,937,009
208,921	Keycorp	3,754,310
30,335	M&T Bank Corp	4,931,561
61,561	People’s United Financial, Inc	1,154,269
94,555	PNC Financial Services Group, Inc	11,390,095
237,833	Regions Financial Corp	3,427,173
94,907	SunTrust Banks, Inc	5,392,616
310,454	US Bancorp	16,345,403
878,214	Wells Fargo & Co	49,469,795
39,459	Zions Bancorporation	1,664,775
	TOTAL BANKS	251,658,381

CAPITAL GOODS - 7.6%
117,100	3M Co	20,471,422
8,533	Acuity Brands, Inc	1,768,294
18,960	Allegion plc	1,245,103
44,944	Ametek, Inc	2,296,638
85,630	Arconic, Inc	1,951,508
111,535	Boeing Co	18,227,050
113,134	Caterpillar, Inc	10,822,398
29,930	Cummins, Inc	4,400,009
118,322	Danaher Corp	9,929,582
56,311	Deere & Co	6,028,093
30,488	Dover Corp	2,370,442
87,317	Eaton Corp	6,180,297
125,799	Emerson Electric Co	7,379,369
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

56,102		Fastenal Co	$2,787,147
25,714		Flowserve Corp	1,264,100
27,067		Fluor Corp	1,502,219
58,127		Fortive Corp	3,215,004
30,214		Fortune Brands Home & Security, Inc	1,665,698
55,598		General Dynamics Corp	10,067,686
1,719,664		General Electric Co	51,074,021
147,992		Honeywell International, Inc	17,510,413
61,432		Illinois Tool Works, Inc	7,814,150
50,406		Ingersoll-Rand plc	3,999,716
23,791	*	Jacobs Engineering Group, Inc	1,392,963
182,064		Johnson Controls International plc	8,007,175
15,080		L3 Technologies, Inc	2,393,045
48,958		Lockheed Martin Corp	12,304,614
64,203		Masco Corp	2,115,489
34,261		Northrop Grumman Corp	7,848,510
67,776		Paccar, Inc	4,562,003
25,900		Parker Hannifin Corp	3,810,667
32,364		Pentair plc	1,897,501
29,898	*	Quanta Services, Inc	1,073,039
57,054		Raytheon Co	8,224,905
24,781		Rockwell Automation, Inc	3,667,340
25,351		Rockwell Collins, Inc	2,300,857
19,805		Roper Industries, Inc	3,799,589
11,137		Snap-On, Inc	2,021,700
29,128		Stanley Works	3,611,872
52,458		Textron, Inc	2,484,935
9,858		TransDigm Group, Inc	2,133,271
16,682	*	United Rentals, Inc	2,110,440
148,881		United Technologies Corp	16,327,779
10,481		W.W. Grainger, Inc	2,647,186
35,178		Xylem, Inc	1,734,627
		TOTAL CAPITAL GOODS	290,439,866

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
16,805		Cintas Corp	1,951,229
7,427		Dun & Bradstreet Corp	910,699
23,133		Equifax, Inc	2,713,038
64,966		Nielsen NV	2,657,759
36,530		Pitney Bowes, Inc	581,558
44,897		Republic Services, Inc	2,576,190
25,502		Robert Half International, Inc	1,200,124
16,111	*	Stericycle, Inc	1,242,803
30,595	*	Verisk Analytics, Inc	2,528,371
79,193		Waste Management, Inc	5,503,914
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,865,685

CONSUMER DURABLES & APPAREL - 1.3%
54,215		Coach, Inc	2,024,930
66,157		DR Horton, Inc	1,978,756
22,872	*,e	Garmin Ltd	1,104,489
74,094		Hanesbrands, Inc	1,756,769
13,625		Harman International Industries, Inc	1,514,555
21,638		Hasbro, Inc	1,785,351
26,140		Leggett & Platt, Inc	1,247,401
38,225		Lennar Corp (Class A)	1,706,746
65,946		Mattel, Inc	1,728,445
31,993	*	Michael Kors Holdings Ltd	1,369,620
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,070	*	Mohawk Industries, Inc	$2,605,189
93,246		Newell Rubbermaid, Inc	4,413,333
259,833		Nike, Inc (Class B)	13,745,166
15,637		PHV Corp	1,466,907
59,393		Pulte Homes, Inc	1,277,543
11,244		Ralph Lauren Corp	994,307
35,939	*	Under Armour, Inc	690,748
36,163	*,e	Under Armour, Inc (Class A)	777,143
63,871		VF Corp	3,288,079
14,660		Whirlpool Corp	2,563,887
		TOTAL CONSUMER DURABLES & APPAREL	48,039,364

CONSUMER SERVICES - 1.6%
81,079		Carnival Corp	4,490,155
5,625	*	Chipotle Mexican Grill, Inc (Class A)	2,370,600
23,847		Darden Restaurants, Inc	1,747,508
42,809		H&R Block, Inc	918,681
61,913		Marriott International, Inc (Class A)	5,237,840
161,716		McDonald’s Corp	19,821,530
32,322		Royal Caribbean Cruises Ltd	3,026,309
282,558		Starbucks Corp	15,602,853
20,765		Wyndham Worldwide Corp	1,641,681
15,641		Wynn Resorts Ltd	1,586,466
67,622		Yum! Brands, Inc	4,431,270
		TOTAL CONSUMER SERVICES	60,874,893

DIVERSIFIED FINANCIALS - 3.6%
10,648	*	Affiliated Managers Group, Inc	1,622,329
149,843		American Express Co	11,445,008
30,274		Ameriprise Financial, Inc	3,398,862
205,484		Bank of New York Mellon Corp	9,191,299
23,706		BlackRock, Inc	8,865,570
93,221		Capital One Financial Corp	8,146,583
235,027		Charles Schwab Corp	9,692,514
65,968		CME Group, Inc	7,987,406
76,250		Discover Financial Services	5,282,600
53,113	*	E*TRADE Financial Corp	1,989,082
68,267		Franklin Resources, Inc	2,712,931
71,988		Goldman Sachs Group, Inc	16,508,288
116,182		IntercontinentalExchange Group, Inc	6,780,382
77,311		Invesco Ltd	2,235,834
62,192		Leucadia National Corp	1,483,279
32,398		Moody’s Corp	3,358,701
280,307		Morgan Stanley	11,910,244
22,241		NASDAQ OMX Group, Inc	1,568,880
59,770		Navient Corp	898,941
41,140		Northern Trust Corp	3,412,974
50,140		S&P Global, Inc	6,025,825
70,095		State Street Corp	5,341,239
152,659		Synchrony Financial	5,468,245
47,147		T Rowe Price Group, Inc	3,179,594
		TOTAL DIVERSIFIED FINANCIALS	138,506,610
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 7.2%
108,649		Anadarko Petroleum Corp	$7,554,365
73,371		Apache Corp	4,389,053
82,390		Baker Hughes, Inc	5,197,161
90,487		Cabot Oil & Gas Corp	1,943,661
149,650	*	Chesapeake Energy Corp	965,243
366,952		Chevron Corp	40,860,105
18,353		Cimarex Energy Co	2,481,509
28,245	*	Concho Resources, Inc	3,938,483
240,983		ConocoPhillips	11,750,331
101,703	*	Devon Energy Corp	4,631,555
112,265		EOG Resources, Inc	11,403,879
33,144		EQT Corp	2,009,521
806,123	d	Exxon Mobil Corp	67,625,659
167,169		Halliburton Co	9,456,750
20,865		Helmerich & Payne, Inc	1,484,753
51,449		Hess Corp	2,787,507
373,019		Kinder Morgan, Inc	8,333,244
165,665		Marathon Oil Corp	2,774,889
102,065		Marathon Petroleum Corp	4,904,223
31,428		Murphy Oil Corp	908,584
73,308		National Oilwell Varco, Inc	2,771,775
38,785	*	Newfield Exploration Co	1,554,503
83,123		Noble Energy, Inc	3,304,970
148,936		Occidental Petroleum Corp	10,093,393
41,466		Oneok, Inc	2,285,191
86,110		Phillips 66	7,028,298
33,044		Pioneer Natural Resources Co	5,955,520
36,545		Range Resources Corp	1,181,865
270,482		Schlumberger Ltd	22,642,048
97,660	*	Southwestern Energy Co	879,917
136,525		Spectra Energy Corp	5,686,266
91,567	*	TechnipFMC plc	3,078,483
22,856		Tesoro Corp	1,847,908
77,360	*,e	Transocean Ltd (NYSE)	1,080,719
87,536		Valero Energy Corp	5,756,367
159,124		Williams Cos, Inc	4,589,136
		TOTAL ENERGY	275,136,834

FOOD & STAPLES RETAILING - 1.6%
207,212		CVS Health Corp	16,330,378
183,708		Kroger Co	6,238,724
98,174		Sysco Corp	5,150,208
166,310		Walgreens Boots Alliance, Inc	13,627,441
292,642		Wal-Mart Stores, Inc	19,530,927
62,050		Whole Foods Market, Inc	1,875,151
		TOTAL FOOD & STAPLES RETAILING	62,752,829

FOOD, BEVERAGE & TOBACCO - 5.7%
379,483		Altria Group, Inc	27,011,600
112,146		Archer Daniels Midland Co	4,963,582
35,034		Brown-Forman Corp (Class B)	1,597,550
38,060		Campbell Soup Co	2,368,474
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

755,960		Coca-Cola Co	$31,425,257
80,601		ConAgra Foods, Inc	3,150,693
34,342		Constellation Brands, Inc (Class A)	5,143,058
84,992		Costco Wholesale Corp	13,934,438
35,513		Dr Pepper Snapple Group, Inc	3,238,786
115,026		General Mills, Inc	7,186,824
27,280		Hershey Co	2,877,222
52,650		Hormel Foods Corp	1,911,195
22,520		J.M. Smucker Co	3,059,342
49,251		Kellogg Co	3,581,040
115,884		Kraft Heinz Co	10,347,282
22,156		McCormick & Co, Inc	2,117,006
35,685		Mead Johnson Nutrition Co	2,514,365
35,598		Molson Coors Brewing Co (Class B)	3,435,919
300,163		Mondelez International, Inc	13,291,218
78,326	*	Monster Beverage Corp	3,336,688
278,715		PepsiCo, Inc	28,925,043
301,753		Philip Morris International, Inc	29,007,516
160,658		Reynolds American, Inc	9,660,365
56,310		Tyson Foods, Inc (Class A)	3,535,705
		TOTAL FOOD, BEVERAGE & TOBACCO	217,620,168

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
334,464		Abbott Laboratories	13,970,561
68,194		Aetna Inc	8,088,490
32,644		AmerisourceBergen Corp	2,849,168
50,938		Anthem, Inc	7,851,583
14,217		Bard (C.R.), Inc	3,374,121
95,527		Baxter International, Inc	4,576,699
41,072		Becton Dickinson & Co	7,281,655
263,374	*	Boston Scientific Corp	6,336,778
61,892		Cardinal Health, Inc	4,639,424
33,440	*	Centene Corp	2,115,749
58,807	*	Cerner Corp	3,158,524
50,102		Cigna Corp	7,325,914
9,411		Cooper Cos, Inc	1,737,365
30,551	*	DaVita, Inc	1,947,626
45,088		Dentsply Sirona, Inc	2,556,490
41,745	*	Edwards Lifesciences Corp	4,017,539
23,198	*	Envision Healthcare Corp	1,577,464
119,878	*	Express Scripts Holding Co	8,257,197
56,512	*	HCA Holdings, Inc	4,536,783
15,660	*	Henry Schein, Inc	2,503,408
54,601	*	Hologic, Inc	2,212,979
29,017		Humana, Inc	5,759,874
17,668	*	Idexx Laboratories, Inc	2,161,326
7,494	*	Intuitive Surgical, Inc	5,191,019
20,117	*	Laboratory Corp of America Holdings	2,699,903
43,717		McKesson Corp	6,083,221
266,718		Medtronic plc	20,275,902
16,875	e	Patterson Cos, Inc	702,169
27,047		Quest Diagnostics, Inc	2,486,160
60,457		Stryker Corp	7,468,253
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

184,972		UnitedHealth Group, Inc	$29,983,961
17,695		Universal Health Services, Inc (Class B)	1,992,988
1	*	Varex Imaging Corp	17
18,244	*	Varian Medical Systems, Inc	1,416,647
38,721		Zimmer Holdings, Inc	4,581,856
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	191,718,813

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
49,977		Church & Dwight Co, Inc	2,259,960
24,900		Clorox Co	2,988,000
173,670		Colgate-Palmolive Co	11,215,608
91,240		Coty, Inc	1,751,808
43,133		Estee Lauder Cos (Class A)	3,502,831
69,623		Kimberly-Clark Corp	8,433,434
520,738		Procter & Gamble Co	45,616,649
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	75,768,290

INSURANCE - 4.3%
79,480		Aflac, Inc	5,562,805
71,710		Allstate Corp	5,393,309
190,048		American International Group, Inc	12,212,485
51,242		Aon plc	5,774,973
34,987		Arthur J. Gallagher & Co	1,883,350
11,221		Assurant, Inc	1,089,896
369,639	*	Berkshire Hathaway, Inc (Class B)	60,672,545
90,783		Chubb Ltd	11,937,057
29,332		Cincinnati Financial Corp	2,070,253
73,192		Hartford Financial Services Group, Inc	3,565,182
44,433		Lincoln National Corp	2,999,672
53,970		Loews Corp	2,513,923
100,247		Marsh & McLennan Cos, Inc	6,818,801
213,525		Metlife, Inc	11,617,895
52,115		Principal Financial Group	2,975,245
112,408		Progressive Corp	4,208,556
83,593		Prudential Financial, Inc	8,786,460
21,436		Torchmark Corp	1,576,403
55,443		Travelers Cos, Inc	6,530,077
44,936		UnumProvident Corp	2,041,442
24,835		Willis Towers Watson plc	3,107,604
52,023		XL Group Ltd	1,954,504
		TOTAL INSURANCE	165,292,437

MATERIALS - 2.9%
42,291		Air Products & Chemicals, Inc	5,910,590
22,248		Albemarle Corp	2,061,055
17,256		Avery Dennison Corp	1,260,033
33,882		Ball Corp	2,583,841
45,696		CF Industries Holdings, Inc	1,612,612
217,693		Dow Chemical Co	12,981,034
28,549		Eastman Chemical Co	2,212,547
51,043		Ecolab, Inc	6,131,796
168,966		EI du Pont de Nemours & Co	12,756,933
26,059		FMC Corp	1,567,709
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

245,451	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	$4,086,759
15,400		International Flavors & Fragrances, Inc	1,805,034
79,859		International Paper Co	4,520,019
64,987		LyondellBasell Industries AF S.C.A	6,061,337
12,428		Martin Marietta Materials, Inc	2,853,469
85,341		Monsanto Co	9,243,284
68,859		Mosaic Co	2,160,107
102,514		Newmont Mining Corp	3,719,208
61,911		Nucor Corp	3,596,410
51,056		PPG Industries, Inc	5,106,111
55,135		Praxair, Inc	6,530,189
37,670		Sealed Air Corp	1,826,995
15,620		Sherwin-Williams Co	4,745,512
25,617		Vulcan Materials Co	3,287,430
49,313		WestRock Co	2,631,342
		TOTAL MATERIALS	111,251,356

MEDIA - 3.2%
76,372		CBS Corp (Class B)	4,925,230
42,079	*	Charter Communications, Inc	13,631,492
463,403		Comcast Corp (Class A)	34,949,854
29,533	*	Discovery Communications, Inc (Class A)	837,261
42,568	*	Discovery Communications, Inc (Class C)	1,179,559
77,057		Interpublic Group of Cos, Inc	1,813,151
74,340		News Corp	913,639
21,414		News Corp (Class B)	270,887
46,051		Omnicom Group, Inc	3,944,268
18,575		Scripps Networks Interactive (Class A)	1,414,672
41,672		TEGNA, Inc	954,705
149,874		Time Warner, Inc	14,515,297
204,661		Twenty-First Century Fox, Inc	6,422,262
94,061		Twenty-First Century Fox, Inc (Class B)	2,916,832
67,244		Viacom, Inc (Class B)	2,833,662
285,204		Walt Disney Co	31,557,823
		TOTAL MEDIA	123,080,594

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
315,776		AbbVie, Inc	19,297,071
62,237		Agilent Technologies, Inc	3,047,746
43,641	*	Alexion Pharmaceuticals, Inc	5,703,006
72,871	*	Allergan plc	15,950,733
144,474		Amgen, Inc	22,636,186
42,257	*	Biogen Idec, Inc	11,715,331
324,953		Bristol-Myers Squibb Co	15,974,689
150,792	*	Celgene Corp	17,514,491
188,955		Eli Lilly & Co	14,555,204
41,749	*	Endo International plc	511,008
255,798		Gilead Sciences, Inc	18,532,565
28,626	*	Illumina, Inc	4,583,022
529,203		Johnson & Johnson	59,932,240
20,820	*	Mallinckrodt plc	1,014,558
536,191		Merck & Co, Inc	33,238,480
5,101	*	Mettler-Toledo International, Inc	2,176,240
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

88,993	*	Mylan NV	$3,386,184
21,952	*	PerkinElmer, Inc	1,167,627
27,482		Perrigo Co plc	2,092,754
1,179,951		Pfizer, Inc	37,439,845
14,616	*	Regeneron Pharmaceuticals, Inc	5,251,383
76,775		Thermo Fisher Scientific, Inc	11,699,742
48,415	*	Vertex Pharmaceuticals, Inc	4,157,396
15,746	*	Waters Corp	2,230,421
96,237		Zoetis, Inc	5,287,261
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	319,095,183

REAL ESTATE - 2.8%
82,754		American Tower Corp	8,565,039
31,287		Apartment Investment & Management Co (Class A)	1,378,818
26,770		AvalonBay Communities, Inc	4,639,509
30,215		Boston Properties, Inc	3,955,144
59,061	*	CBRE Group, Inc	1,793,092
69,746		Crown Castle International Corp	6,125,791
30,992		Digital Realty Trust, Inc	3,335,669
13,811		Equinix, Inc	5,316,959
70,725		Equity Residential	4,297,958
12,866		Essex Property Trust, Inc	2,885,844
24,555		Extra Space Storage, Inc	1,769,188
13,891		Federal Realty Investment Trust	1,950,713
111,686	*	GGP, Inc	2,774,280
91,198		HCP, Inc	2,765,123
144,661		Host Marriott Corp	2,614,024
47,236		Iron Mountain, Inc	1,691,049
82,081		Kimco Realty Corp	2,042,996
23,539		Macerich Co	1,616,894
22,252		Mid-America Apartment Communities, Inc	2,112,827
102,244		Prologis, Inc	4,994,619
29,019		Public Storage, Inc	6,239,085
49,669		Realty Income Corp	2,961,763
60,798		Simon Property Group, Inc	11,172,848
19,928		SL Green Realty Corp	2,171,554
52,302		UDR, Inc	1,827,955
68,754		Ventas, Inc	4,240,059
33,825		Vornado Realty Trust	3,595,936
70,076		Welltower, Inc	4,646,039
144,659		Weyerhaeuser Co	4,532,167
		TOTAL REAL ESTATE	108,012,942

RETAILING - 5.5%
14,336		Advance Auto Parts, Inc	2,354,545
76,676	*	Amazon.com, Inc	63,141,152
13,262	*	Autonation, Inc	704,478
5,605	*	AutoZone, Inc	4,063,513
29,405		Bed Bath & Beyond, Inc	1,186,492
53,230		Best Buy Co, Inc	2,369,800
37,288	*	Carmax, Inc	2,487,483
49,368		Dollar General Corp	3,644,346
45,606	*	Dollar Tree, Inc	3,520,327
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

23,539		Expedia, Inc	$2,862,107
26,167		Foot Locker, Inc	1,793,486
43,946		Gap, Inc	1,012,076
29,111		Genuine Parts Co	2,818,236
236,781		Home Depot, Inc	32,576,330
34,886		Kohl’s Corp	1,389,509
46,715		L Brands, Inc	2,812,710
59,581	*	LKQ Corp	1,901,230
169,052		Lowe’s Companies, Inc	12,354,320
59,830		Macy’s, Inc	1,767,378
83,339	*	NetFlix, Inc	11,726,631
23,244		Nordstrom, Inc	1,027,850
18,268	*	O’Reilly Automotive, Inc	4,791,148
9,600	*	Priceline.com, Inc	15,121,248
77,002		Ross Stores, Inc	5,090,602
13,599		Signet Jewelers Ltd	1,056,234
128,822		Staples, Inc	1,185,163
108,607		Target Corp	7,002,979
20,757		Tiffany & Co	1,633,991
126,109		TJX Companies, Inc	9,448,086
25,173		Tractor Supply Co	1,854,495
22,089	*	TripAdvisor, Inc	1,168,508
11,347	*	Ulta Salon Cosmetics & Fragrance, Inc	3,089,561
18,367	*	Urban Outfitters, Inc	487,460
		TOTAL RETAILING	209,443,474

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
59,562		Analog Devices, Inc	4,463,576
210,189		Applied Materials, Inc	7,198,973
77,255		Broadcom Ltd	15,412,373
15,949	*,e	First Solar, Inc	497,449
921,147		Intel Corp	33,916,633
30,458		Kla-Tencor Corp	2,592,280
31,616		Lam Research Corp	3,631,414
47,030		Linear Technology Corp	2,969,004
41,960		Microchip Technology, Inc	2,826,006
200,678	*	Micron Technology, Inc	4,838,347
104,628		Nvidia Corp	11,423,285
25,142	*	Qorvo, Inc	1,614,368
286,777		Qualcomm, Inc	15,322,495
36,007		Skyworks Solutions, Inc	3,303,282
194,595		Texas Instruments, Inc	14,699,706
49,118		Xilinx, Inc	2,858,668
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	127,567,859

SOFTWARE & SERVICES - 12.6%
120,543		Accenture plc	13,726,231
132,202		Activision Blizzard, Inc	5,315,842
96,843	*	Adobe Systems, Inc	10,980,059
33,402	*	Akamai Technologies, Inc	2,291,043
11,220		Alliance Data Systems Corp	2,562,424
57,604	*	Alphabet, Inc (Class A)	47,246,225
57,741	*	Alphabet, Inc (Class C)	46,007,451
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

37,668	*	Autodesk, Inc	$3,063,915
87,683		Automatic Data Processing, Inc	8,855,106
60,555		CA, Inc	1,893,555
30,230	*	Citrix Systems, Inc	2,756,674
117,271	*	Cognizant Technology Solutions Corp (Class A)	6,167,282
28,653		CSRA, Inc	888,816
202,301	*	eBay, Inc	6,439,241
58,779	*	Electronic Arts, Inc	4,903,932
455,189	*	Facebook, Inc	59,320,230
63,459		Fidelity National Information Services, Inc	5,039,914
42,532	*	Fiserv, Inc	4,569,213
29,691		Global Payments, Inc	2,294,521
168,307		International Business Machines Corp	29,372,938
47,567		Intuit, Inc	5,640,495
185,439		MasterCard, Inc (Class A)	19,717,729
1,511,949		Microsoft Corp	97,747,503
583,368		Oracle Corp	23,398,890
62,601		Paychex, Inc	3,774,214
218,021	*	PayPal Holdings, Inc	8,672,875
34,896	*	Red Hat, Inc	2,647,908
124,275	*	salesforce.com, Inc	9,830,153
121,226		Symantec Corp	3,339,776
26,040	*	Teradata Corp	764,534
31,642		Total System Services, Inc	1,603,617
17,566	*	VeriSign, Inc	1,408,969
363,612		Visa, Inc (Class A)	30,074,349
93,774		Western Union Co	1,836,095
166,981		Xerox Corp	1,157,178
171,056	*	Yahoo!, Inc	7,538,438
		TOTAL SOFTWARE & SERVICES	482,847,335

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
59,617		Amphenol Corp (Class A)	4,023,551
1,036,764		Apple, Inc	125,811,312
975,756		Cisco Systems, Inc	29,975,224
184,751		Corning, Inc	4,894,054
12,814	*	F5 Networks, Inc	1,717,460
26,470		Flir Systems, Inc	935,185
24,200		Harris Corp	2,485,582
323,936		Hewlett Packard Enterprise Co	7,346,869
330,862		HP, Inc	4,979,473
73,149		Juniper Networks, Inc	1,958,930
32,358		Motorola, Inc	2,611,614
53,374		NetApp, Inc	2,045,292
57,513		Seagate Technology, Inc	2,596,712
68,843		TE Connectivity Ltd	5,118,477
55,687		Western Digital Corp	4,439,925
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	200,939,660

TELECOMMUNICATION SERVICES - 2.5%
1,193,739		AT&T, Inc	50,328,036
105,681		CenturyTel, Inc	2,732,911
236,169	e	Frontier Communications Corp	824,230
242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

56,333	*	Level 3 Communications, Inc	$3,349,560
792,667		Verizon Communications, Inc	38,848,610
		TOTAL TELECOMMUNICATION SERVICES	96,083,347

TRANSPORTATION - 2.3%
24,053		Alaska Air Group, Inc	2,256,652
101,030		American Airlines Group, Inc	4,470,578
27,421		CH Robinson Worldwide, Inc	2,085,641
181,139		CSX Corp	8,403,038
142,412		Delta Air Lines, Inc	6,727,543
35,206		Expeditors International of Washington, Inc	1,833,528
47,500		FedEx Corp	8,982,725
17,369		J.B. Hunt Transport Services, Inc	1,720,921
20,954		Kansas City Southern Industries, Inc	1,800,158
56,788		Norfolk Southern Corp	6,670,318
10,825		Ryder System, Inc	840,020
119,879		Southwest Airlines Co	6,270,871
160,195		Union Pacific Corp	17,073,583
56,293	*	United Continental Holdings, Inc	3,966,968
133,908		United Parcel Service, Inc (Class B)	14,613,380
		TOTAL TRANSPORTATION	87,715,924

UTILITIES - 3.1%
130,745		AES Corp	1,495,723
44,949		Alliant Energy Corp	1,692,330
47,472		Ameren Corp	2,499,401
95,721		American Electric Power Co, Inc	6,131,887
34,898		American Water Works Co, Inc	2,562,909
83,159		Centerpoint Energy, Inc	2,179,597
54,149		CMS Energy Corp	2,306,747
59,472		Consolidated Edison, Inc	4,421,743
121,280		Dominion Resources, Inc	9,251,238
34,648		DTE Energy Co	3,417,679
134,376		Duke Energy Corp	10,553,891
63,140		Edison International	4,601,643
34,306		Entergy Corp	2,457,682
61,410		Eversource Energy	3,397,201
178,509		Exelon Corp	6,404,903
83,229		FirstEnergy Corp	2,523,503
91,230		NextEra Energy, Inc	11,286,976
62,320		NiSource, Inc	1,394,098
61,645		NRG Energy, Inc	1,019,608
98,395		PG&E Corp	6,089,667
22,087		Pinnacle West Capital Corp	1,714,614
131,485		PPL Corp	4,580,937
97,834		Public Service Enterprise Group, Inc	4,329,155
27,891		SCANA Corp	1,916,112
48,358		Sempra Energy	4,951,376
190,981		Southern Co	9,440,191
61,299		WEC Energy Group, Inc	3,619,706
98,139		Xcel Energy, Inc	4,055,104
		TOTAL UTILITIES	120,295,621
243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

		TOTAL COMMON STOCKS			$3,814,134,237
		(Cost $2,677,767,467)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.4%
$14,850,000	d	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	14,850,000
		TOTAL GOVERNMENT AGENCY DEBT			14,850,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,214,318	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,214,318
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,214,318

		TOTAL SHORT-TERM INVESTMENTS			19,064,318
		(Cost $19,064,318)
		TOTAL INVESTMENTS - 100.0%			3,833,198,555
		(Cost $2,696,831,785)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			63,561
		NET ASSETS - 100.0%			$3,833,262,116

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,821,671.
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.1%
86,884	*	American Axle & Manufacturing Holdings, Inc	$1,772,434
62,857		Cooper Tire & Rubber Co	2,278,566
16,895	*	Cooper-Standard Holding, Inc	1,778,706
169,155		Dana Holding Corp	3,406,782
30,145	*	Dorman Products, Inc	2,080,608
24,679	*	Fox Factory Holding Corp	639,186
40,995	*	Gentherm, Inc	1,451,223
20,258	*	Horizon Global Corp	396,449
17,111		Metaldyne Performance Group, Inc	403,820
53,048	*	Modine Manufacturing Co	721,453
20,405	*	Motorcar Parts of America, Inc	535,223
37,770		Spartan Motors, Inc	298,383
24,367		Standard Motor Products, Inc	1,215,182
32,350	*	Stoneridge, Inc	530,863
4,204		Strattec Security Corp	129,483
27,575		Superior Industries International, Inc	635,604
63,956	*	Tenneco, Inc	4,313,832
23,439		Tower International, Inc	614,102
8,696		Unique Fabricating, Inc	113,222
30,571		Winnebago Industries, Inc	959,929
15,519	*,e	Workhorse Group, Inc	50,281
		TOTAL AUTOMOBILES & COMPONENTS	24,325,331

BANKS - 13.9%
18,027		1st Source Corp	813,198
9,500	e	Access National Corp	253,460
6,315		ACNB Corp	189,450
12,320	*	Allegiance Bancshares, Inc	399,784
9,239		American National Bankshares, Inc	327,984
38,735		Ameris Bancorp	1,746,948
9,067		Ames National Corp	292,864
12,061		Arrow Financial Corp	425,753
104,547		Astoria Financial Corp	1,976,984
19,530	*	Atlantic Capital Bancshares, Inc	373,023
55,009	e	Banc of California, Inc	869,142
8,913		Bancfirst Corp	840,942
35,015		Banco Latinoamericano de Exportaciones S.A. (Class E)	952,408
98,175		Bancorpsouth, Inc	2,915,797
46,098		Bank Mutual Corp	440,236
6,597		Bank of Marin Bancorp	443,318
14,232		Bank of NT Butterfield & Son Ltd	468,090
100,622	e	Bank of the Ozarks, Inc	5,521,129
18,313		BankFinancial Corp	246,676
6,048		Bankwell Financial Group, Inc	177,267
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,901		Banner Corp	$1,902,524
10,970		Bar Harbor Bankshares	475,330
19,014		Bear State Financial, Inc	191,471
79,911		Beneficial Bancorp, Inc	1,426,411
37,797		Berkshire Hills Bancorp, Inc	1,338,014
26,774		Blue Hills Bancorp, Inc	508,706
46,492		BNC Bancorp	1,638,843
68,389	*,e	BofI Holding, Inc	2,017,475
92,722		Boston Private Financial Holdings, Inc	1,529,913
20,521		Bridge Bancorp, Inc	741,834
78,120		Brookline Bancorp, Inc	1,230,390
18,972		Bryn Mawr Bank Corp	759,829
9,670	*	BSB Bancorp, Inc	268,342
3,418		C&F Financial Corp	148,170
2,510	e	California First National Bancorp	40,536
17,259		Camden National Corp	715,903
29,893		Capital Bank Financial Corp	1,177,784
13,244		Capital City Bank Group, Inc	274,018
144,752		Capitol Federal Financial	2,236,418
3,271	*	Capstar Financial Holdings, Inc	68,364
35,872		Cardinal Financial Corp	1,124,946
11,655		Carolina Financial Corp	349,067
34,861	*	Cascade Bancorp	277,842
84,082		Cathay General Bancorp	3,063,948
53,292		Centerstate Banks of Florida, Inc	1,299,792
34,432		Central Pacific Financial Corp	1,078,755
10,513		Central Valley Community Bancorp	212,678
3,258		Century Bancorp, Inc	196,457
15,283		Charter Financial Corp	262,562
74,460		Chemical Financial Corp	3,680,558
3,316		Chemung Financial Corp	113,374
13,442		Citizens & Northern Corp	319,382
16,679		City Holding Co	1,085,636
24,639		Clifton Bancorp, Inc	382,397
15,252		CNB Financial Corp	357,812
41,292		CoBiz, Inc	723,436
9,395		Codorus Valley Bancorp, Inc	241,170
66,106		Columbia Banking System, Inc	2,628,375
48,622		Community Bank System, Inc	2,837,580
17,378		Community Trust Bancorp, Inc	803,732
31,909		ConnectOne Bancorp, Inc	788,152
5,113		County Bancorp, Inc	139,585
18,338	*	CU Bancorp	664,752
27,275	*	Customers Bancorp, Inc	939,896
114,561		CVB Financial Corp	2,582,205
35,095		Dime Community Bancshares	751,033
34,832	*	Eagle Bancorp, Inc	2,133,460
10,408		Enterprise Bancorp, Inc	349,813
21,785		Enterprise Financial Services Corp	907,345
5,310	*	Equity Bancshares, Inc	173,425
10,159		ESSA Bancorp, Inc	160,817
84,682	*	Essent Group Ltd	2,927,457
106,973		EverBank Financial Corp	2,078,485
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,145		Farmers Capital Bank Corp	$302,587
26,239		Farmers National Banc Corp	330,611
7,309	*,e	FB Financial Corp	186,087
33,818	*	FCB Financial Holdings, Inc	1,587,755
9,955		Federal Agricultural Mortgage Corp (Class C)	554,095
22,970		Fidelity Southern Corp	534,052
15,447		Financial Institutions, Inc	508,979
22,562		First Bancorp (NC)	660,390
134,898	*	First Bancorp (Puerto Rico)	906,515
11,341		First Bancorp, Inc	306,207
35,631		First Busey Corp	1,042,207
8,781		First Business Financial Services, Inc	212,764
8,630		First Citizens Bancshares, Inc (Class A)	3,164,966
100,476		First Commonwealth Financial Corp	1,418,721
16,852		First Community Bancshares, Inc	490,393
14,324	*,e	First Community Financial Partners, Inc	170,456
15,404		First Connecticut Bancorp	348,901
9,816		First Defiance Financial Corp	475,683
69,781		First Financial Bancorp	1,922,467
72,409	e	First Financial Bankshares, Inc	3,088,244
10,889		First Financial Corp	526,483
9,578		First Financial Northwest, Inc	198,743
29,556	*	First Foundation, Inc	428,562
5,506		First Internet Bancorp	171,512
22,685		First Interstate Bancsystem, Inc	933,488
46,144		First Merchants Corp	1,768,700
8,956		First Mid-Illinois Bancshares, Inc	282,204
91,517		First Midwest Bancorp, Inc	2,222,033
20,196	*,e	First NBC Bank Holding Co	80,784
13,395	*	First Northwest Bancorp	198,380
23,854		First of Long Island Corp	646,443
24,098	*	Flagstar Bancorp, Inc	621,005
31,053		Flushing Financial Corp	844,642
237,923		FNB Corp	3,554,570
13,099	*	Franklin Financial Network, Inc	504,966
195,863		Fulton Financial Corp	3,564,707
15,836		German American Bancorp, Inc	759,970
86,341		Glacier Bancorp, Inc	3,067,696
12,046		Great Southern Bancorp, Inc	602,902
67,131		Great Western Bancorp, Inc	2,869,850
23,484	*	Green Bancorp, Inc	402,751
3,193	e	Greene County Bancorp, Inc	70,246
19,935		Guaranty Bancorp	482,427
94,889		Hancock Holding Co	4,350,661
35,588		Hanmi Financial Corp	1,179,742
15,464	*	HarborOne Bancorp, Inc	287,940
26,389		Heartland Financial USA, Inc	1,235,005
29,506		Heritage Commerce Corp	414,264
33,531		Heritage Financial Corp	855,040
27,816		Heritage Oaks Bancorp	376,629
85,180		Hilltop Holdings, Inc	2,332,228
1,568		Hingham Institution for Savings	303,236
6,736		Home Bancorp, Inc	239,600
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

136,929		Home Bancshares, Inc	$3,688,867
26,360	*	HomeStreet, Inc	690,632
18,707	*	HomeTrust Bancshares, Inc	462,998
145,311		Hope Bancorp, Inc	3,038,453
21,990		Horizon Bancorp	563,604
50,437		IBERIABANK Corp	4,143,399
12,134	*	Impac Mortgage Holdings, Inc	167,692
29,250		Independent Bank Corp (MA)	1,823,738
23,149		Independent Bank Corp (MI)	486,129
12,546		Independent Bank Group, Inc	779,734
62,464		International Bancshares Corp	2,317,414
338,096		Investors Bancorp, Inc	4,851,678
101,378		Kearny Financial Corp	1,546,015
43,718		Lakeland Bancorp, Inc	810,969
27,383		Lakeland Financial Corp	1,216,353
10,342		LCNB Corp	232,695
50,234		LegacyTexas Financial Group, Inc	2,075,669
7,258	*	LendingTree, Inc	812,170
21,949		Live Oak Bancshares, Inc	448,857
30,189		Macatawa Bank Corp	308,532
26,461		MainSource Financial Group, Inc	869,508
85,592		MB Financial, Inc	3,811,412
21,340		MBT Financial Corp	230,472
17,859		Mercantile Bank Corp	576,846
6,534		Merchants Bancshares, Inc	333,234
54,260		Meridian Bancorp, Inc	1,022,801
9,448		Meta Financial Group, Inc	830,007
387,479	*	MGIC Investment Corp	4,126,651
5,648		Middleburg Financial Corp	193,952
3,855		Midland States Bancorp, Inc	130,530
9,475		MidWestOne Financial Group, Inc	334,562
5,746		MutualFirst Financial, Inc	179,563
26,507		National Bank Holdings Corp	861,478
7,556	e	National Bankshares, Inc	329,064
8,959	*	National Commerce Corp	335,963
37,094	*,e	Nationstar Mortgage Holdings, Inc	672,885
48,031		NBT Bancorp, Inc	1,956,783
8,543	*	Nicolet Bankshares, Inc	414,079
56,996	*	NMI Holdings, Inc	615,557
47,767		Northfield Bancorp, Inc	862,194
8,023		Northrim BanCorp, Inc	226,650
109,683		Northwest Bancshares, Inc	1,872,289
29,454		OceanFirst Financial Corp	836,788
116,944	*	Ocwen Financial Corp	616,295
49,744		OFG Bancorp	659,108
9,993		Old Line Bancshares, Inc	267,912
151,569		Old National Bancorp	2,690,350
32,590		Old Second Bancorp, Inc	351,972
19,578		Opus Bank	398,412
44,527		Oritani Financial Corp	772,543
7,819		Orrstown Financial Services, Inc	171,627
23,280		Pacific Continental Corp	577,344
16,248	*	Pacific Mercantile Bancorp	116,173
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,753	*	Pacific Premier Bancorp, Inc	$1,210,131
1,268	*	Paragon Commercial Corp	58,049
15,217		Park National Corp	1,685,891
57,005		Park Sterling Bank	666,959
17,587		Peapack Gladstone Financial Corp	531,215
4,955		Penns Woods Bancorp, Inc	228,921
15,909	*	PennyMac Financial Services, Inc	268,862
18,067		Peoples Bancorp, Inc	560,980
7,681		Peoples Financial Services Corp	330,283
13,702		People’s Utah Bancorp	345,976
59,415	*	PHH Corp	866,271
48,782		Pinnacle Financial Partners, Inc	3,261,077
13,484		Preferred Bank	747,148
11,092		Premier Financial Bancorp, Inc	203,205
89,083		PrivateBancorp, Inc	4,869,277
75,999		Prosperity Bancshares, Inc	5,519,807
4,621	*	Provident Bancorp, Inc	91,034
8,251		Provident Financial Holdings, Inc	152,891
69,236		Provident Financial Services, Inc	1,832,677
13,525		QCR Holdings, Inc	567,374
244,232		Radian Group, Inc	4,493,869
46,453		Renasant Corp	1,848,829
10,831		Republic Bancorp, Inc (Class A)	375,294
57,718	*	Republic First Bancorp, Inc	435,771
39,187		S&T Bancorp, Inc	1,474,215
26,998		Sandy Spring Bancorp, Inc	1,106,108
33,631	*	Seacoast Banking Corp of Florida	732,483
52,120		ServisFirst Bancshares, Inc	2,086,885
14,849		Shore Bancshares, Inc	238,920
13,457		SI Financial Group, Inc	202,528
13,429		Sierra Bancorp	359,360
33,267		Simmons First National Corp (Class A)	2,001,010
29,591		South State Corp	2,645,435
6,070	*	Southern First Bancshares, Inc	214,878
6,160		Southern Missouri Bancorp, Inc	207,346
13,518		Southern National Bancorp of Virginia, Inc	216,694
30,053		Southside Bancshares, Inc	1,026,610
20,335		Southwest Bancorp, Inc	563,280
39,414		State Bank & Trust Co	1,042,106
143,881		Sterling Bancorp/DE	3,431,562
24,036		Stock Yards Bancorp, Inc	1,076,813
13,601		Stonegate Bank	618,982
12,979		Suffolk Bancorp	537,590
9,634		Summit Financial Group, Inc	251,929
12,693		Sun Bancorp, Inc	317,325
8,837		Territorial Bancorp, Inc	279,868
56,457	*	Texas Capital Bancshares, Inc	4,657,702
57,255	*	The Bancorp, Inc	342,957
16,602		Tompkins Trustco, Inc	1,503,311
63,798		TowneBank	2,054,296
23,149		Trico Bancshares	853,504
24,275	*	Tristate Capital Holdings, Inc	538,905
16,936	*	Triumph Bancorp, Inc	458,119
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

101,339		Trustco Bank Corp NY	$851,248
76,463		Trustmark Corp	2,570,686
50,983		UMB Financial Corp	3,932,829
250,805		Umpqua Holdings Corp	4,592,240
49,456		Union Bankshares Corp	1,818,003
4,089	e	Union Bankshares, Inc	169,694
78,920	e	United Bankshares, Inc	3,535,616
79,776		United Community Banks, Inc	2,244,099
53,029		United Community Financial Corp	451,277
57,850		United Financial Bancorp, Inc (New)	1,044,193
28,015		Univest Corp of Pennsylvania	788,622
281,540		Valley National Bancorp	3,409,449
8,763	*	Veritex Holdings, Inc	238,003
31,714	*	Walker & Dunlop, Inc	996,137
23,619	*,e	Walter Investment Management Corp	89,752
103,126		Washington Federal, Inc	3,387,689
16,662		Washington Trust Bancorp, Inc	908,079
9,964		WashingtonFirst Bankshares, Inc	277,497
28,299		Waterstone Financial, Inc	512,212
104,204		Webster Financial Corp	5,472,794
45,740		WesBanco, Inc	1,898,210
17,849		West Bancorporation, Inc	406,957
27,946	e	Westamerica Bancorporation	1,585,936
27,235		Western New England Bancorp, Inc	264,180
58,346		Wintrust Financial Corp	4,177,574
230,680	*	WMIH Corp	357,554
32,788		WSFS Financial Corp	1,485,296
8,107	*	Xenith Bankshares, Inc	211,106
56,380		Yadkin Financial Corp	1,804,160
		TOTAL BANKS	298,974,347

CAPITAL GOODS - 9.3%
46,158		Aaon, Inc	1,567,064
37,233		AAR Corp	1,191,084
66,244		Actuant Corp (Class A)	1,732,281
40,481		Advanced Drainage Systems, Inc	975,592
38,950	*	Aegion Corp	905,977
67,375	*	Aerojet Rocketdyne Holdings, Inc	1,220,161
25,360	*	Aerovironment, Inc	664,178
54,399		Aircastle Ltd	1,213,098
10,621		Alamo Group, Inc	803,266
32,541		Albany International Corp (Class A)	1,544,070
7,768		Allied Motion Technologies, Inc	171,207
28,357		Altra Holdings, Inc	1,057,716
23,712	*	Ameresco, Inc	123,302
8,732	e	American Railcar Industries, Inc	388,923
12,445	*,e	American Superconductor Corp	86,991
15,602	*	American Woodmark Corp	1,110,862
32,222		Apogee Enterprises, Inc	1,839,232
41,094		Applied Industrial Technologies, Inc	2,484,132
15,215		Argan, Inc	1,122,106
25,963	*	Armstrong Flooring, Inc	546,002
21,835		Astec Industries, Inc	1,528,013
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,929	*	Astronics Corp	$719,490
15,937	*	Atkore International Group, Inc	425,837
29,002		AZZ, Inc	1,727,069
51,683	*	Babcock & Wilcox Enterprises, Inc	860,005
57,008		Barnes Group, Inc	2,743,795
67,867	*	Beacon Roofing Supply, Inc	2,970,539
5,757	*	Blue Bird Corp	97,005
62,256	*	BMC Stock Holdings, Inc	1,164,187
48,548		Briggs & Stratton Corp	1,051,550
95,268	*	Builders FirstSource, Inc	1,025,084
27,123	*	Caesarstone Sdot-Yam Ltd	823,183
18,873	*	CAI International, Inc	304,610
34,373	*	Chart Industries, Inc	1,333,329
18,734		CIRCOR International, Inc	1,166,754
53,962		Clarcor, Inc	4,468,593
21,892		Columbus McKinnon Corp	601,811
42,377		Comfort Systems USA, Inc	1,434,461
39,392	*	Continental Building Products Inc	915,864
15,938	*	CSW Industrials, Inc	582,534
28,413		Cubic Corp	1,351,038
50,195		Curtiss-Wright Corp	4,922,122
70,983	*	DigitalGlobe, Inc	1,991,073
16,384		DMC Global, Inc	261,325
24,864		Douglas Dynamics, Inc	840,403
11,674	*	Ducommun, Inc	345,901
17,598	*	DXP Enterprises, Inc	665,556
34,637	*	Dycom Industries, Inc	2,793,820
68,703		EMCOR Group, Inc	4,787,912
22,673		Encore Wire Corp	957,934
17,244	*,e	Energous Corp	249,348
38,655	*	Energy Recovery, Inc	395,827
49,448		EnerSys	3,854,472
21,111	*	Engility Holdings, Inc	619,186
24,349		EnPro Industries, Inc	1,653,541
28,560		ESCO Technologies, Inc	1,662,192
33,356	*	Esterline Technologies Corp	2,856,941
67,942		Federal Signal Corp	1,055,819
52,072		Franklin Electric Co, Inc	2,101,105
14,079		Freightcar America, Inc	203,442
44,118	*,e	FuelCell Energy, Inc	66,177
46,418	e	GATX Corp	2,683,889
10,296	*	Gencor Industries, Inc	161,132
74,027	*	Generac Holdings, Inc	2,980,327
55,184		General Cable Corp	1,120,235
35,827	*	Gibraltar Industries, Inc	1,572,805
23,903		Global Brass & Copper Holdings, Inc	792,384
7,514	*	GMS, Inc	224,218
19,786		Gorman-Rupp Co	642,254
10,970		Graham Corp	243,753
44,743		Granite Construction, Inc	2,511,425
66,706	*	Great Lakes Dredge & Dock Corp	346,871
30,605	e	Greenbrier Cos, Inc	1,338,969
33,436		Griffon Corp	850,946
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,802		H&E Equipment Services, Inc	$925,840
14,540		Hardinge, Inc	154,124
92,036		Harsco Corp	1,228,681
38,878	*	HC2 Holdings, Inc	258,539
66,915		Hillenbrand, Inc	2,445,743
7,567		Hurco Cos, Inc	231,550
10,741		Hyster-Yale Materials Handling, Inc	660,786
9,475	*	IES Holdings, Inc	184,762
19,790		Insteel Industries, Inc	733,022
33,072		John Bean Technologies Corp	2,855,767
111,451		Joy Global, Inc	3,134,002
11,834		Kadant, Inc	728,974
30,374		Kaman Corp	1,534,798
89,571		Kennametal, Inc	3,201,268
39,834	*,e	KEYW Holding Corp	398,738
59,775	*	KLX, Inc	2,928,377
65,721	*	Kratos Defense & Security Solutions, Inc	541,541
6,694	*	Lawson Products, Inc	173,040
21,374	*	Layne Christensen Co	222,931
11,982	e	Lindsay Corp	902,724
25,067		LSI Industries, Inc	238,638
18,594	*	Lydall, Inc	1,134,234
148,466		Manitowoc Co, Inc	1,014,023
34,511	*	Masonite International Corp	2,298,433
75,018	*	Mastec, Inc	2,794,421
44,020	*	Mercury Systems, Inc	1,484,354
92,597	*	Meritor, Inc	1,336,175
16,670	*	Milacron Holdings Corp	275,722
12,408		Miller Industries, Inc	328,812
36,140	*	Moog, Inc (Class A)	2,380,542
106,097	*	MRC Global, Inc	2,180,293
64,548		Mueller Industries, Inc	2,598,702
176,496		Mueller Water Products, Inc (Class A)	2,375,636
16,518	*	MYR Group, Inc	635,447
5,667		National Presto Industries, Inc	602,969
55,822	*	Navistar International Corp	1,522,266
30,275	*	NCI Building Systems, Inc	484,400
10,118	*	Neff Corp	158,853
30,417		NN, Inc	588,569
120,493	*	NOW, Inc	2,561,681
8,444	*	NV5 Holdings, Inc	344,093
3,308		Omega Flex, Inc	156,898
29,546	*	Orion Marine Group, Inc	310,233
16,596	*	Patrick Industries, Inc	1,356,723
54,803	*	PGT, Inc	630,235
190,665	*,e	Plug Power, Inc	202,105
24,433	*	Ply Gem Holdings, Inc	394,593
9,641		Powell Industries, Inc	370,986
8,810	*,e	Power Solutions International, Inc	65,194
2,540		Preformed Line Products Co	138,684
45,833		Primoris Services Corp	1,137,575
28,043	*	Proto Labs, Inc	1,472,258
38,770		Quanex Building Products Corp	765,708
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,760		Raven Industries, Inc	$1,021,038
25,544	*	RBC Bearings, Inc	2,366,141
93,909	*	Rexnord Corp	2,074,450
6,923	*	Rush Enterprises, Inc	212,882
32,900	*	Rush Enterprises, Inc (Class A)	1,077,475
47,100		Simpson Manufacturing Co, Inc	2,049,792
13,001	*	SiteOne Landscape Supply, Inc	499,498
10,951	*	Sparton Corp	237,418
47,380	*	SPX Corp	1,182,131
40,100	*	SPX FLOW, Inc	1,399,089
14,423		Standex International Corp	1,257,686
26,357		Sun Hydraulics Corp	1,032,667
71,095	*,e	Sunrun, Inc	376,093
15,197		Supreme Industries, Inc	279,017
59,434	*	Taser International, Inc	1,484,661
38,758	*	Teledyne Technologies, Inc	4,762,196
19,717		Tennant Co	1,365,402
27,086		Textainer Group Holdings Ltd	390,038
11,638	*	The ExOne Company	114,634
37,737	*	Thermon Group Holdings	783,420
49,543		Titan International, Inc	658,426
20,366	*	Titan Machinery, Inc	281,254
6,370	*	TPI Composites, Inc	123,642
33,313	*	Trex Co, Inc	2,256,289
51,652	*	Trimas Corp	1,100,188
45,414		Triton International Ltd	1,105,377
55,444		Triumph Group, Inc	1,483,127
42,515	*	Tutor Perini Corp	1,266,947
49,108	*	Univar, Inc	1,464,401
22,553		Universal Forest Products, Inc	2,293,866
12,364	*	Vectrus, Inc	278,685
9,176	*	Veritiv Corp	514,315
18,201	*	Vicor Corp	278,475
72,855		Wabash National Corp	1,285,891
31,361		Watts Water Technologies, Inc (Class A)	2,069,826
6,452	*	Willis Lease Finance Corp	164,397
60,122		Woodward Governor Co	4,186,896
		TOTAL CAPITAL GOODS	198,357,691

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
63,154		ABM Industries, Inc	2,550,790
55,158	*	Acacia Research (Acacia Technologies)	322,674
121,308	*	ACCO Brands Corp	1,546,677
25,469	*	Advanced Disposal Services, Inc	565,666
46,420	*	Advisory Board Co	2,112,110
13,494	*,e	Aqua Metals, Inc	150,593
47,625	*	ARC Document Solutions, Inc	224,314
8,163		Barrett Business Services, Inc	490,678
52,016		Brady Corp (Class A)	1,890,782
50,811		Brink’s Co	2,261,089
42,860	*	Casella Waste Systems, Inc (Class A)	495,462
54,734	*	CBIZ, Inc	717,015
36,490		CEB, Inc	2,789,660
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,730		Ceco Environmental Corp	$429,418
22,854	*,e	Cogint, Inc	87,988
1,670		Compx International, Inc	24,382
9,022		CRA International, Inc	299,801
55,215		Deluxe Corp	4,022,413
144,544	*,m	Dyax Corp	160,444
28,555		Ennis, Inc	482,579
42,307		Essendant, Inc	883,793
28,912		Exponent, Inc	1,678,342
11,828	*	Franklin Covey Co	206,990
46,749	*	FTI Consulting, Inc	1,970,003
22,149		G & K Services, Inc (Class A)	2,127,633
13,749	*	GP Strategies Corp	353,349
79,821		Healthcare Services Group	3,172,885
20,388		Heidrick & Struggles International, Inc	455,672
14,585	*	Heritage-Crystal Clean, Inc	218,046
67,647		Herman Miller, Inc	2,110,586
35,918	*	Hill International, Inc	193,957
51,383		HNI Corp	2,590,217
24,119	*	Huron Consulting Group, Inc	1,092,591
20,133	*	ICF International, Inc	1,046,916
43,194	*	Innerworkings, Inc	415,094
17,793		Insperity, Inc	1,272,199
73,370		Interface, Inc	1,335,334
32,843		Kelly Services, Inc (Class A)	735,355
28,046		Kforce, Inc	645,058
40,782		Kimball International, Inc (Class B)	682,283
54,292		Knoll, Inc	1,417,564
65,082		Korn/Ferry International	1,890,632
36,254		Matthews International Corp (Class A)	2,445,332
26,204		McGrath RentCorp	1,003,089
122,474	*,m	Media General, Inc	0
19,054	*	Mistras Group, Inc	439,766
50,491		Mobile Mini, Inc	1,643,482
35,153		MSA Safety, Inc	2,508,167
15,449		Multi-Color Corp	1,192,663
54,329	*	Navigant Consulting, Inc	1,341,926
9,194	*	NL Industries, Inc	55,164
57,703	*	On Assignment, Inc	2,612,792
33,622		Quad Graphics, Inc	880,560
32,678		Resources Connection, Inc	545,723
55,773	*	RPX Corp	605,695
19,156	*	SP Plus Corp	530,621
97,922		Steelcase, Inc (Class A)	1,645,090
32,611	*	Team, Inc	1,095,730
65,801		Tetra Tech, Inc	2,875,504
21,338	*	TRC Cos, Inc	198,443
47,949	*	TriNet Group, Inc	1,219,343
47,822	*	TrueBlue, Inc	1,183,594
17,191		Unifirst Corp	2,198,729
24,711		US Ecology, Inc	1,266,439
22,946		Viad Corp	1,006,182
9,727		VSE Corp	362,623
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,350	*	WageWorks, Inc	$2,983,403
49,062		West Corp	1,190,735
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,149,829

CONSUMER DURABLES & APPAREL - 2.3%
25,709	*	Acushnet Holdings Corp	476,902
62,499	*,e	American Outdoor Brands Corp	1,331,229
15,175	*,e	Arctic Cat, Inc	285,290
12,138		Bassett Furniture Industries, Inc	342,292
35,242	*	Beazer Homes USA, Inc	502,551
106,509		Callaway Golf Co	1,206,747
9,546	*	Cavco Industries, Inc	937,894
16,957	*	Century Communities, Inc	385,772
30,580		Columbia Sportswear Co	1,662,635
81,955	*	CROCS, Inc	598,271
9,477		CSS Industries, Inc	233,324
12,045		Culp, Inc	387,849
36,655	*	Deckers Outdoor Corp	2,111,328
8,735	*	Delta Apparel, Inc	163,694
9,865		Escalade, Inc	130,218
27,817		Ethan Allen Interiors, Inc	809,475
7,256		Flexsteel Industries, Inc	369,040
47,335	*	Fossil Group, Inc	1,210,356
48,613	*	G-III Apparel Group Ltd	1,276,577
113,977	*,e	GoPro, Inc	1,225,253
26,660	*	Green Brick Partners, Inc	255,936
31,868	*	Helen of Troy Ltd	2,973,284
12,534		Hooker Furniture Corp	416,129
136,703	*	Hovnanian Enterprises, Inc (Class A)	323,986
48,264	*	Iconix Brand Group, Inc	496,637
22,940	*	Installed Building Products Inc	938,246
30,474	*	iRobot Corp	1,845,505
18,424	*,e	Jakks Pacific, Inc	93,962
5,339		Johnson Outdoors, Inc	184,089
93,771	e	KB Home	1,535,969
55,697		La-Z-Boy, Inc	1,592,934
17,839	*,e	LGI Homes, Inc	554,079
24,413		Libbey, Inc	417,706
12,589		Lifetime Brands, Inc	188,206
26,872	*	M/I Homes, Inc	675,562
20,916	*	Malibu Boats Inc	388,201
13,049		Marine Products Corp	148,889
9,268		MCBC Holdings, Inc	129,289
47,268		MDC Holdings, Inc	1,278,127
43,364	*	Meritage Homes Corp	1,593,627
16,986		Movado Group, Inc	461,170
4,309		Nacco Industries, Inc (Class A)	317,789
35,340	*	Nautilus, Inc	613,149
15,085	*	New Home Co Inc	157,487
17,235		Oxford Industries, Inc	948,270
15,407	*	Perry Ellis International, Inc	363,451
48,257	*,e	Sequential Brands Group, Inc	223,430
69,814	*	Steven Madden Ltd	2,457,453
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,180	e	Sturm Ruger & Co, Inc	$1,117,245
9,761		Superior Uniform Group, Inc	166,132
34,666	*	Taylor Morrison Home Corp	672,520
43,770	*	TopBuild Corp	1,624,305
168,067	*	TRI Pointe Homes, Inc	2,062,182
8,533	*	UCP, Inc (Class A)	96,850
17,267	*	Unifi, Inc	464,310
16,210	*	Universal Electronics, Inc	964,495
21,621	*	Vera Bradley, Inc	247,777
28,800	*,e	Vince Holding Corp	87,840
25,037	*	WCI Communities, Inc	585,866
8,169		Weyco Group, Inc	230,202
27,820	*,e	William Lyon Homes, Inc	491,023
110,099		Wolverine World Wide, Inc	2,586,225
30,015	*	Zagg, Inc	201,100
		TOTAL CONSUMER DURABLES & APPAREL	48,817,331

CONSUMER SERVICES - 4.1%
17,682	*	American Public Education, Inc	429,673
96,086	*	Apollo Group, Inc (Class A)	959,899
11,096	*	Ascent Media Corp (Series A)	171,877
95,018	*	Belmond Ltd.	1,315,999
26,836	*	BJ’s Restaurants, Inc	954,020
116,830		Bloomin’ Brands, Inc	1,998,961
22,478		Bob Evans Farms, Inc	1,268,434
13,810	*	Bojangles’, Inc	273,438
93,735	*	Boyd Gaming Corp	1,904,695
21,131	*	Bridgepoint Education, Inc	224,834
49,781	*	Bright Horizons Family Solutions	3,527,482
21,426	*	Buffalo Wild Wings, Inc	3,235,326
55,372	*	Caesars Acquisition Co	830,580
63,105	*,e	Caesars Entertainment Corp	564,790
12,574	*	Cambium Learning Group, Inc	63,373
12,831		Capella Education Co	1,097,050
76,317	*	Career Education Corp	745,617
16,891		Carriage Services, Inc	438,321
37,556	*	Carrols Restaurant Group, Inc	538,929
22,522	*	Century Casinos, Inc	158,780
50,962		Cheesecake Factory	3,070,970
91,293	*,e	Chegg, Inc	656,397
15,341		Churchill Downs, Inc	2,199,132
18,042	*	Chuy’s Holdings, Inc	530,435
73,061		ClubCorp Holdings, Inc	1,205,506
9,036		Collectors Universe	186,774
21,763	e	Cracker Barrel Old Country Store, Inc	3,439,860
42,782	*	Dave & Buster’s Entertainment, Inc	2,329,908
24,938	*	Del Frisco’s Restaurant Group, Inc	436,415
26,314	*	Del Taco Restaurants, Inc	358,923
86,902	*	Denny’s Corp	1,057,597
70,681		DeVry Education Group, Inc	2,367,813
19,822		DineEquity, Inc	1,359,393
23,401	*	El Pollo Loco Holdings, Inc	291,342
31,851	*,e	Eldorado Resorts, Inc	493,690
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,870	*	Empire Resorts, Inc	$65,149
29,733	*	Fiesta Restaurant Group, Inc	781,978
6,861	*	Fogo De Chao, Inc	94,682
10,815		Golden Entertainment, Inc	119,181
51,172	*	Grand Canyon Education, Inc	3,018,125
14,217	*,e	Habit Restaurants, Inc	206,146
140,181	*	Houghton Mifflin Harcourt Co	1,584,045
127,787		ILG, Inc	2,421,564
29,648		International Speedway Corp (Class A)	1,086,599
18,864	*	Intrawest Resorts Holdings Inc	388,787
28,470	*	Isle of Capri Casinos, Inc	677,871
16,109	*	J Alexander’s Holdings, Inc	161,090
36,954		Jack in the Box, Inc	3,988,076
19,450	*,e	Jamba, Inc	176,995
38,804	*	K12, Inc	773,364
8,254	*	Kona Grill, Inc	75,524
95,272	*	La Quinta Holdings, Inc	1,346,193
8,008	e	Liberty Tax, Inc	107,307
96,441	*	LifeLock, Inc	2,310,726
15,628	*	Lindblad Expeditions Holdings, Inc	140,496
20,466	*	Luby’s, Inc	75,110
20,562		Marcus Corp	609,663
25,377		Marriott Vacations Worldwide Corp	2,194,603
11,598	*	Monarch Casino & Resort, Inc	275,568
3,603	*	Nathan’s Famous, Inc	225,188
11,386	*,e	Noodles & Co	50,098
30,934		Papa John’s International, Inc	2,636,195
83,393	*	Penn National Gaming, Inc	1,149,156
61,033	*	Pinnacle Entertainment, Inc	939,908
29,603		Planet Fitness, Inc	622,847
24,420	*	Popeyes Louisiana Kitchen, Inc	1,543,100
27,002	*	Potbelly Corp	351,026
18,012	*	Red Lion Hotels Corp	144,096
14,530	*	Red Robin Gourmet Burgers, Inc	690,902
35,081		Red Rock Resorts, Inc	823,702
41,273	*	Regis Corp	574,520
67,714	*	Ruby Tuesday, Inc	132,719
34,331		Ruth’s Chris Steak House, Inc	588,777
59,826	*	Scientific Games Corp (Class A)	1,017,042
75,300		SeaWorld Entertainment, Inc	1,363,683
18,115	*,e	Shake Shack, Inc	639,641
51,284		Sonic Corp	1,276,972
55,807	*	Sotheby’s (Class A)	2,216,096
13,226		Speedway Motorsports, Inc	284,227
1,103	*	Steak N Shake Co	488,850
12,052	*	Strayer Education, Inc	976,212
98,619		Summit Hotel Properties, Inc	1,561,139
74,924		Texas Roadhouse, Inc (Class A)	3,494,455
31,515	*,e	Weight Watchers International, Inc	392,362
17,464		Wingstop, Inc	497,200
21,808	*,e	Zoe’s Kitchen, Inc	476,069
		TOTAL CONSUMER SERVICES	88,521,257
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.2%
31,698		AG Mortgage Investment Trust	$555,349
58,248		Altisource Residential Corp	707,131
109,383		Anworth Mortgage Asset Corp	561,135
82,319		Apollo Commercial Real Estate Finance, Inc	1,433,174
30,728		Ares Commercial Real Estate Corp	414,213
27,480	e	Arlington Asset Investment Corp (Class A)	411,376
43,595		ARMOUR Residential REIT, Inc	916,367
4,952		Associated Capital Group, Inc	174,310
9,817		B. Riley Financial, Inc	185,050
247,646		BGC Partners, Inc (Class A)	2,741,441
17,377		Calamos Asset Management, Inc (Class A)	146,314
108,642		Capstead Mortgage Corp	1,159,210
23,632		Cohen & Steers, Inc	824,520
28,143	*	Cowen Group, Inc	422,145
169,668		CYS Investments, Inc	1,284,387
3,375		Diamond Hill Investment Group, Inc	682,425
56,434		Dynex Capital, Inc	376,979
26,877	*,e	Encore Capital Group, Inc	831,843
30,263	*	Enova International, Inc	426,708
44,182		Evercore Partners, Inc (Class A)	3,421,896
56,818	*	Ezcorp, Inc (Class A)	562,498
6,569		FBR Capital Markets Corp	93,937
5,533		Fifth Street Asset Management, Inc	42,327
60,900		Financial Engines, Inc	2,347,695
53,553		FirstCash, Inc	2,286,713
72,788	*	FNFV Group	946,244
42,779		Gain Capital Holdings, Inc	321,270
6,717		GAMCO Investors, Inc (Class A)	196,136
17,970		Great Ajax Corp	233,790
48,541	*	Green Dot Corp	1,300,899
31,278		Greenhill & Co, Inc	924,265
49,567		Hannon Armstrong Sustainable Infrastructure Capital, Inc	906,085
3,051		Hennessy Advisors, Inc	84,848
14,293		Houlihan Lokey, Inc	444,512
17,152	*	INTL FCStone, Inc	632,566
127,866		Invesco Mortgage Capital, Inc	1,863,008
36,655		Investment Technology Group, Inc	737,499
21,718		iShares Russell 2000 Index Fund	2,936,925
78,269	*	iStar Financial, Inc	878,178
162,913		Janus Capital Group, Inc	2,036,412
59,042	*	KCG Holdings, Inc	824,817
42,928		Ladder Capital Corp	582,104
108,919	*	Ladenburg Thalmann Financial Services, Inc	250,514
372,144	*	LendingClub Corp	2,296,128
19,045		Manning & Napier, Inc	132,363
9,805		Marlin Business Services Corp	225,025
8,668		Medley Management, Inc	81,913
21,111		Moelis & Co	719,885
50,755		MTGE Investment Corp	807,005
23,042		Nelnet, Inc (Class A)	1,129,749
274,787		New Residential Investment Corp	4,163,023
122,725		New York Mortgage Trust, Inc	786,667
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,565	*	NewStar Financial, Inc	$253,657
44,575		OM Asset Management plc	628,507
56,193	*	On Deck Capital, Inc	282,651
11,418		Oppenheimer Holdings, Inc	195,248
27,983		Orchid Island Capital, Inc	331,039
12,075		Owens Realty Mortgage, Inc	204,551
77,162		PennyMac Mortgage Investment Trust	1,307,896
24,365	*	Pico Holdings, Inc	347,201
16,509	*	Piper Jaffray Cos	1,163,885
20,614		PJT Partners, Inc	654,495
52,108	*	PRA Group, Inc	2,073,898
15,374		Pzena Investment Management, Inc (Class A)	153,586
85,820		Redwood Trust, Inc	1,330,210
12,014	*	Regional Management Corp	300,470
32,662		Resource Capital Corp	268,482
23,190	*	Safeguard Scientifics, Inc	279,440
7,377		Silvercrest Asset Management Group, Inc	102,540
72,627	*	Stifel Financial Corp	3,655,317
29,168		Tiptree Financial, Inc	191,050
1,276		Value Line, Inc	22,840
28,191		Virtu Financial, Inc	494,752
5,048		Virtus Investment Partners, Inc	550,232
89,627	e	Waddell & Reed Financial, Inc (Class A)	1,617,767
45,763		Western Asset Mortgage Capital Corp	461,749
8,846		Westwood Holdings Group, Inc	494,668
1,587	*,e	Wins Finance Holdings, Inc	384,340
130,890	e	WisdomTree Investments, Inc	1,348,167
6,808	*	World Acceptance Corp	334,069
		TOTAL DIVERSIFIED FINANCIALS	68,883,680

ENERGY - 3.7%
143,033	*	Abraxas Petroleum Corp	353,291
2,617		Adams Resources & Energy, Inc	101,409
36,057		Alon USA Energy, Inc	406,002
78,861		Archrock, Inc	1,151,371
33,506	e	Ardmore Shipping Corp	246,269
68,993	*,e	Atwood Oceanics, Inc	838,955
55,555	*	Bill Barrett Corp	363,885
38,730		Bristow Group, Inc	683,972
35,544	*	California Resources Corp	761,352
210,063	*	Callon Petroleum Co	3,209,763
25,985	*,e	CARBO Ceramics, Inc	368,987
69,509	*	Carrizo Oil & Gas, Inc	2,457,838
6,827	*,e	Clayton Williams Energy, Inc	992,987
103,681	*	Clean Energy Fuels Corp	268,534
474,568	*	Cobalt International Energy, Inc	465,456
23,810	*	Contango Oil & Gas Co	192,861
17,713	e	CVR Energy, Inc	393,406
24,782	*	Dawson Geophysical Co	196,273
69,916		Delek US Holdings, Inc	1,566,118
402,951	*	Denbury Resources, Inc	1,349,886
102,083		DHT Holdings, Inc	478,769
26,002	*	Dorian LPG Ltd	294,083
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,787	*,e	Earthstone Energy, Inc	$36,287
62,000	*	Eclipse Resources Corp	152,520
44,712	*,e	EP Energy Corp	234,291
21,863	*	Era Group, Inc	342,374
18,688	*	Erin Energy Corp	65,408
26,714		Evolution Petroleum Corp	232,412
150,503	*,e	EXCO Resources, Inc	100,701
35,496	*	Exterran Corp	1,101,086
103,221	*	Fairmount Santrol Holdings, Inc	1,292,327
67,742	*	Forum Energy Technologies, Inc	1,470,001
76,149	e	Frontline Ltd	528,474
46,583	e	GasLog Ltd	777,936
46,376	*	Gener8 Maritime, Inc	234,199
14,611	*	Geospace Technologies Corp	341,021
108,518		Golar LNG Ltd	2,806,275
41,148		Green Plains Renewable Energy, Inc	925,830
156,085	*	Helix Energy Solutions Group, Inc	1,323,601
36,029	*,e	Hornbeck Offshore Services, Inc	261,210
35,114	*	Independence Contract Drilling, Inc	222,623
19,026	*	International Seaways, Inc	330,672
815	*,e	Isramco, Inc	102,038
63,519	*,e	Jones Energy, Inc (Class A)	282,659
8,520	*,e	Mammoth Energy Services, Inc	153,360
93,419	*	Matador Resources Co	2,459,722
29,762	*	Matrix Service Co	666,669
273,946	*	McDermott International, Inc	2,218,963
13,710	*	Natural Gas Services Group, Inc	393,477
101,438		Navios Maritime Acq Corp	188,675
90,547	*	Newpark Resources, Inc	683,630
110,850	e	Nordic American Tanker Shipping	957,744
63,122	*	Northern Oil And Gas, Inc	227,239
264,220	*	Oasis Petroleum, Inc	3,736,071
59,304	*	Oil States International, Inc	2,342,508
45,869		Overseas Shipholding Group, Inc	225,217
33,230	*	Pacific Ethanol, Inc	235,933
16,567		Panhandle Oil and Gas, Inc (Class A)	364,474
35,188	*	Par Pacific Holdings, Inc	511,282
141,642	*	Parker Drilling Co	361,187
63,421	*	PDC Energy, Inc	4,689,349
13,679	*	PHI, Inc	216,812
84,484	*	Pioneer Energy Services Corp	532,249
42,431	*	Renewable Energy Group, Inc	369,150
6,255	*	Rex American Resources Corp	519,353
14,541	*	RigNet, Inc	287,185
46,764	*	Ring Energy, Inc	617,285
111,282	*	RSP Permian, Inc	4,736,162
63,519	*,e	Sanchez Energy Corp	842,262
185,936		Scorpio Tankers, Inc	712,135
18,279	*	SEACOR Holdings, Inc	1,344,786
425,849	*,e	Seadrill Ltd	796,338
74,955		SemGroup Corp	2,975,713
67,690	e	Ship Finance International Ltd	1,015,350
12,861	*	Smart Sand, Inc	223,781
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

211,666	*	Synergy Resources Corp	$1,822,444
54,990		Teekay Corp	552,649
132,329		Teekay Tankers Ltd (Class A)	324,206
52,446		Tesco Corp	451,036
99,538	*	Tetra Technologies, Inc	493,708
58,063	*,e	Tidewater, Inc	127,739
57,832	*	Unit Corp	1,503,632
84,336		US Silica Holdings Inc	4,987,631
41,216	*,e	W&T Offshore, Inc	119,526
91,303		Western Refining, Inc	3,196,518
21,178	*	Westmoreland Coal Co	384,381
48,120	*	Willbros Group, Inc	145,804
		TOTAL ENERGY	80,018,747

FOOD & STAPLES RETAILING - 0.6%
30,279		Andersons, Inc	1,143,032
22,035	*	Chefs’ Warehouse Holdings, Inc	367,985
15,821		Ingles Markets, Inc (Class A)	715,900
9,375	*,e	Natural Grocers by Vitamin C	118,500
42,735	*	Performance Food Group Co	946,580
22,718		Pricesmart, Inc	1,924,215
29,455	*,e	Smart & Final Stores, Inc	422,679
41,761		Spartan Stores, Inc	1,581,071
298,764	*	Supervalu, Inc	1,171,155
56,350	*	United Natural Foods, Inc	2,575,195
8,233		Village Super Market (Class A)	249,378
10,692		Weis Markets, Inc	635,532
		TOTAL FOOD & STAPLES RETAILING	11,851,222

FOOD, BEVERAGE & TOBACCO - 1.7%
25,644		AdvancePierre Foods Holdings, Inc	710,595
3,815		Alico, Inc	102,814
10,189	*	Alliance One International, Inc	169,647
33,538	*,e	Amplify Snack Brands, Inc	322,971
74,497		B&G Foods, Inc (Class A)	3,303,942
9,981	*,e	Boston Beer Co, Inc (Class A)	1,534,080
17,583		Calavo Growers, Inc	972,340
34,991	e	Cal-Maine Foods, Inc	1,459,125
5,424		Coca-Cola Bottling Co Consolidated	915,788
15,091	*	Craft Brewers Alliance, Inc	229,383
186,132	*	Darling International, Inc	2,233,584
104,310		Dean Foods Co	2,071,597
9,192	*	Farmer Bros Co	319,882
36,758		Fresh Del Monte Produce, Inc	2,104,395
26,006	*	Freshpet, Inc	289,967
21,748	*	Inventure Foods, Inc	130,270
16,936		J&J Snack Foods Corp	2,160,526
9,732		John B. Sanfilippo & Son, Inc	640,268
21,164		Lancaster Colony Corp	2,773,542
28,166	*	Landec Corp	354,892
6,655	*	Lifeway Foods, Inc	71,674
12,397		Limoneira Co	210,749
14,249	e	Mgp Ingredients, Inc	604,015
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,207		National Beverage Corp	$662,859
25,121	*	Omega Protein Corp	626,769
24,061	*	Primo Water Corp	310,868
22,630	e	Sanderson Farms, Inc	2,059,330
303	*	Seaboard Corp	1,166,550
7,003	*	Seneca Foods Corp	251,058
90,998		Snyder’s-Lance, Inc	3,492,503
22,657	*	Synutra International, Inc	131,411
20,178	e	Tootsie Roll Industries, Inc	755,666
8,146	*	Turning Point Brands, Inc	108,179
24,954		Universal Corp	1,696,872
104,931		Vector Group Ltd	2,314,778
		TOTAL FOOD, BEVERAGE & TOBACCO	37,262,889

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
13,793	*,e	AAC Holdings, Inc	109,654
24,656		Abaxis, Inc	1,256,346
89,362	*	Accuray, Inc	513,832
33,153		Aceto Corp	632,891
8,503	*	Addus HomeCare Corp	290,377
17,685	*	Adeptus Health, Inc	126,801
38,533	*	Air Methods Corp	1,375,628
9,114	*	Almost Family, Inc	430,637
31,499	*	Amedisys, Inc	1,443,284
9,243	*,e	American Renal Associates Holdings, Inc	177,650
53,597	*	AMN Healthcare Services, Inc	1,921,452
13,976		Analogic Corp	1,085,236
30,094	*	Angiodynamics, Inc	484,363
16,121	*	Anika Therapeutics, Inc	814,755
35,142	*	AtriCure, Inc	571,760
1,588		Atrion Corp	775,897
26,180	*,e	Avinger, Inc	68,068
28,439	*	AxoGen, Inc	309,985
129,969	*,e	BioScrip, Inc	178,058
30,405	*	BioTelemetry, Inc	700,835
40,472		Cantel Medical Corp	3,132,938
29,942	*	Capital Senior Living Corp	499,133
36,466	*	Cardiovascular Systems, Inc	900,710
46,772	*,e	Castlight Health, Inc	144,993
112,423	*,e	Cerus Corp	478,922
18,379		Chemed Corp	3,052,568
17,182	*	Civitas Solutions, Inc	314,431
123,133	*	Community Health Systems, Inc	788,051
11,962	e	Computer Programs & Systems, Inc	270,341
40,432	*	ConforMIS, Inc	335,586
31,226		Conmed Corp	1,392,367
58,576	*,e	Corindus Vascular Robotics, Inc	31,649
11,839	*	Corvel Corp	454,026
14,772	*,e	Cotiviti Holdings, Inc	500,180
35,402	*	Cross Country Healthcare, Inc	512,267
34,637		CryoLife, Inc	658,103
13,259	*	Cutera, Inc	245,292
26,774	*	Cynosure, Inc (Class A)	1,429,732
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,092	*	Diplomat Pharmacy, Inc	$702,004
89,162	*	Endologix, Inc	611,651
54,475		Ensign Group, Inc	1,108,022
7,883	*,e	Entellus Medical, Inc	134,878
18,678	*,e	Evolent Health, Inc	339,940
10,999	*	Exactech, Inc	271,125
4,209	*,e	Fulgent Genetics, Inc	55,012
42,351	*	Genesis Health Care, Inc	174,063
49,671	*	GenMark Diagnostics, Inc	602,509
18,796	*	Glaukos Corp	774,771
79,522	*	Globus Medical, Inc	2,096,200
57,785	*	Haemonetics Corp	2,303,310
52,910	*	Halyard Health, Inc	2,035,448
48,885	*	HealthEquity, Inc	2,260,931
100,550		Healthsouth Corp	3,903,351
29,121	*	HealthStream, Inc	668,618
95,810	*	HMS Holdings Corp	1,739,910
16,673	*	ICU Medical, Inc	2,285,868
18,534	*	Inogen Inc	1,193,034
65,570	*	Insulet Corp	2,727,712
34,769	*	Integer Holding Corp	1,126,516
68,511	*	Integra LifeSciences Holdings Corp	2,858,964
36,491		Invacare Corp	419,647
39,872	*,e	InVivo Therapeutics Holdings Corp	189,392
4,270	*,e	iRadimed Corp	39,071
7,791	*,e	iRhythm Technologies, Inc	254,220
9,779	*	IRIDEX Corp	136,417
29,649	*	K2M Group Holdings, Inc	602,468
95,607		Kindred Healthcare, Inc	635,787
10,594		Landauer, Inc	544,002
15,279		LeMaitre Vascular, Inc	346,986
16,995	*	LHC Group, Inc	851,959
26,321	*	Magellan Health Services, Inc	1,972,759
46,373	*	Masimo Corp	3,412,125
62,494	*	Medidata Solutions, Inc	3,095,953
46,062		Meridian Bioscience, Inc	603,412
49,062	*	Merit Medical Systems, Inc	1,246,175
48,872	*	Molina Healthcare, Inc	2,772,020
6,990	*,e	NantHealth, Inc	56,899
12,926		National Healthcare Corp	967,511
8,654		National Research Corp	151,012
36,486	*	Natus Medical, Inc	1,424,778
41,134	*	Neogen Corp	2,716,489
27,273	*	Nevro Corp	2,373,296
69,709	*,e	Nobilis Health Corp	149,874
56,949	*	Novocure Ltd	361,626
56,199	*	NuVasive, Inc	3,977,203
71,669	*	NxStage Medical, Inc	1,927,896
5,249	*,e	Obalon Therapeutics, Inc	53,120
40,216	*	Omnicell, Inc	1,443,754
62,023	*	OraSure Technologies, Inc	547,043
20,254	*	Orthofix International NV	727,929
70,698		Owens & Minor, Inc	2,536,644
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,009	*	Oxford Immunotec Global plc	$337,872
28,866	*	Penumbra, Inc	2,065,362
33,867	*	PharMerica Corp	839,902
14,023	*	Providence Service Corp	541,989
57,622	*	Quality Systems, Inc	864,906
29,774	*	Quidel Corp	565,111
35,114	*	Quorum Health Corp	308,652
43,392	*	RadNet, Inc	251,674
55,054	*,e	Rockwell Medical, Inc	319,864
65,561	*	RTI Biologics, Inc	213,073
17,040	*,e	Second Sight Medical Products, Inc	24,367
120,084	*	Select Medical Holdings Corp	1,495,046
38,507	*	Senseonics Holdings, Inc	107,049
48,757	*	Spectranetics Corp	1,260,368
44,470	*,e	Staar Surgical Co	440,253
21,198	*	Surgery Partners, Inc	392,163
30,350	*	Surgical Care Affiliates, Inc	1,714,775
14,455	*	SurModics, Inc	349,811
5,437	*	Tabula Rasa HealthCare, Inc	76,444
4,410	*	Tactile Systems Technology, Inc	67,958
30,479	*,e	Tandem Diabetes Care, Inc	71,626
76,828	*	Team Health Holdings, Inc	3,338,945
23,352	*,e	Teladoc, Inc	467,040
35,841	*	Tivity Health, Inc	919,322
90,053	*,e	TransEnterix, Inc	132,378
25,665	*	Triple-S Management Corp (Class B)	490,458
48,632		Universal American Corp	483,402
13,736		US Physical Therapy, Inc	963,580
3,848		Utah Medical Products, Inc	239,346
18,940	*	Vascular Solutions, Inc	1,059,693
20,342	*	Veracyte, Inc	150,124
6,996	*,e	ViewRay, Inc	36,449
28,422	*	Vocera Communications, Inc	589,757
116,775	*	Wright Medical Group NV	2,940,394
39,980	*	Zeltiq Aesthetics, Inc	1,772,713
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	120,811,968

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
499,729	*	Avon Products, Inc	2,933,409
11,423	*	Central Garden & Pet Co	375,246
37,986	*	Central Garden and Pet Co (Class A)	1,169,209
10,534	*,e	elf Beauty, Inc	262,929
134,202	*	HRG Group, Inc	2,258,620
19,963		Inter Parfums, Inc	680,738
14,527	*	Lifevantage Corp	104,885
11,754		Medifast, Inc	495,666
8,193		Natural Health Trends Corp	205,480
9,628		Nature’s Sunshine Products, Inc	122,757
9,418		Nutraceutical International Corp	315,503
5,258		Oil-Dri Corp of America	176,932
10,235	e	Orchids Paper Products Co	279,518
13,484	*	Revlon, Inc (Class A)	451,040
11,995	*	USANA Health Sciences, Inc	747,288
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,005	e	WD-40 Co	$1,682,926
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,262,146

INSURANCE - 2.4%
51,066	*	AMBAC Financial Group, Inc	1,068,301
96,740		American Equity Investment Life Holding Co	2,283,064
21,220		Amerisafe, Inc	1,337,921
32,432		Argo Group International Holdings Ltd	2,074,026
12,458	*	Atlas Financial Holdings, Inc	211,786
10,596		Baldwin & Lyons, Inc (Class B)	254,304
7,646		Blue Capital Reinsurance Holdings Ltd	145,656
53,318	*,e	Citizens, Inc (Class A)	493,725
203,132		Conseco, Inc	3,841,226
13,364	e	Crawford & Co (Class B)	161,972
9,879		Donegal Group, Inc (Class A)	162,707
21,179	*	eHealth, Inc	259,654
8,843		EMC Insurance Group, Inc	257,773
36,615		Employers Holdings, Inc	1,334,617
12,882	*	Enstar Group Ltd	2,494,599
11,140		FBL Financial Group, Inc (Class A)	777,572
14,764		Federated National Holding Co	270,772
13,743	e	Fidelity & Guaranty Life	329,145
574,416	*	Genworth Financial, Inc (Class A)	1,930,038
9,538	*	Global Indemnity Ltd	376,846
34,434	*	Greenlight Capital Re Ltd (Class A)	778,208
15,880	*	Hallmark Financial Services	173,727
9,685		HCI Group, Inc	400,572
29,592		Heritage Insurance Holdings, Inc	419,614
45,740		Horace Mann Educators Corp	1,891,349
8,783		Independence Holding Co	174,782
11,940		Infinity Property & Casualty Corp	1,036,989
1,506		Investors Title Co	183,009
16,361		James River Group Holdings Ltd	648,714
45,134		Kemper Corp	1,949,789
9,363		Kinsale Capital Group, Inc	274,804
77,689		Maiden Holdings Ltd	1,378,980
149,249	*	MBIA, Inc	1,522,340
54,760		National General Holdings Corp	1,341,072
2,558		National Western Life Group, Inc	749,878
24,952		Navigators Group, Inc	1,401,055
22,986		OneBeacon Insurance Group Ltd (Class A)	373,063
12,590	*,e	Patriot National, Inc	53,885
53,080		Primerica, Inc	4,004,886
43,107		RLI Corp	2,561,418
16,404		Safety Insurance Group, Inc	1,176,167
64,542		Selective Insurance Group, Inc	2,691,401
17,834		State Auto Financial Corp	450,487
33,547		State National Cos, Inc	461,607
25,562		Stewart Information Services Corp	1,116,548
74,768	*	Third Point Reinsurance Ltd	856,093
15,904	*,e	Trupanion, Inc	254,305
24,529		United Fire & Casualty Co	1,157,769
19,764		United Insurance Holdings Corp	270,174
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,680		Universal Insurance Holdings, Inc	$985,332
		TOTAL INSURANCE	50,803,721

MATERIALS - 5.0%
32,345		A. Schulman, Inc	1,115,903
23,331	*,e	AgroFresh Solutions, Inc	61,361
354,407	*	AK Steel Holding Corp	2,863,609
123,467	e	Allegheny Technologies, Inc	2,682,938
31,730		American Vanguard Corp	545,756
10,517		Ampco-Pittsburgh Corp	158,281
35,643		Balchem Corp	3,038,209
44,431	*	Boise Cascade Co	1,101,889
56,571		Calgon Carbon Corp	896,650
52,519		Carpenter Technology Corp	2,101,810
57,475	*	Century Aluminum Co	885,115
8,036		Chase Corp	707,168
207,732		Chemours Co	5,488,280
72,272	*	Chemtura	2,392,203
19,121	*	Clearwater Paper Corp	1,202,711
249,105	*	Cliffs Natural Resources, Inc	2,184,651
40,711	*	Codexis, Inc	193,377
203,603	*	Coeur Mining, Inc	2,371,975
130,082		Commercial Metals Co	2,657,575
12,379		Deltic Timber Corp	940,433
93,237	*	Ferro Corp	1,318,371
73,558		Ferroglobe plc	773,095
63,058	*,e	Flotek Industries, Inc	666,523
20,250	*	Forterra, Inc	389,610
28,123		FutureFuel Corp	365,318
80,785	*	GCP Applied Technologies, Inc	2,177,156
58,318	*	Gold Resource Corp	313,751
6,510		Greif, Inc	463,512
29,263		Greif, Inc (Class A)	1,684,964
56,839		H.B. Fuller Co	2,806,141
2,530	*	Handy & Harman Ltd	71,346
10,359		Hawkins, Inc	555,760
13,835		Haynes International, Inc	568,757
82,547	*	Headwaters, Inc	1,912,614
430,810		Hecla Mining Co	2,774,416
48,209	*	Ingevity Corp	2,679,938
21,833		Innophos Holdings, Inc	1,061,957
26,900		Innospec, Inc	1,919,315
19,938		Kaiser Aluminum Corp	1,564,335
97,730		Kapstone Paper and Packaging Corp	2,343,565
10,075		KMG Chemicals, Inc	371,364
23,177	*	Koppers Holdings, Inc	937,510
34,532	*	Kraton Polymers LLC	927,530
24,160		Kronos Worldwide, Inc	319,395
163,357	*	Louisiana-Pacific Corp	3,125,019
23,282	*,e	LSB Industries, Inc	198,130
22,721		Materion Corp	892,935
39,185		Minerals Technologies, Inc	3,140,678
24,035	*	Multi Packaging Solutions International Ltd	428,304
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,462		Myers Industries, Inc	$323,776
18,678		Neenah Paper, Inc	1,534,398
187,797		Olin Corp	4,922,159
10,701		Olympic Steel, Inc	240,772
48,422	*	Omnova Solutions, Inc	440,640
49,275		PH Glatfelter Co	1,202,803
95,050		PolyOne Corp	3,242,155
14,630		Quaker Chemical Corp	1,879,955
48,862		Rayonier Advanced Materials, Inc	663,057
32,024	*	Real Industry, Inc	172,930
15,360	*	Ryerson Holding Corp	162,816
29,516		Schnitzer Steel Industries, Inc (Class A)	698,053
34,476		Schweitzer-Mauduit International, Inc	1,528,321
50,577		Sensient Technologies Corp	3,881,785
22,266		Stepan Co	1,739,197
138,368	*	Stillwater Mining Co	2,352,256
120,606	*	Summit Materials, Inc	3,027,211
73,013	*	SunCoke Energy, Inc	643,975
100,157	*,e	TerraVia Holdings, Inc	97,162
44,427	*	TimkenSteel Corp	749,039
21,939	*	Trecora Resources	272,044
27,942		Tredegar Corp	621,710
31,511		Trinseo S.A.	2,040,337
72,668		Tronox Ltd	909,803
6,723	*	UFP Technologies, Inc	167,739
2,404		United States Lime & Minerals, Inc	182,704
16,138	*,e	US Concrete, Inc	1,057,039
27,974		Valhi, Inc	86,999
50,620	*	Worthington Industries, Inc	2,419,130
		TOTAL MATERIALS	107,601,168

MEDIA - 1.5%
33,419		AMC Entertainment Holdings, Inc	1,127,891
94,525	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	245,765
1,290	*,e	Daily Journal Corp	279,156
28,770		Entercom Communications Corp (Class A)	408,534
72,920		Entravision Communications Corp (Class A)	393,768
33,184	*,e	Eros International plc	394,890
67,882		EW Scripps Co (Class A)	1,322,341
133,702		Gannett Co, Inc	1,286,213
53,333	*	Global Eagle Entertainment, Inc	328,531
72,484	*	Gray Television, Inc	858,935
7,572	*	Hemisphere Media Group, Inc	84,806
66,308	*	Imax Corp	2,161,641
9,652	*	Liberty Braves Group (Class A)	192,557
37,049	*	Liberty Braves Group (Class C)	740,239
25,750	*	Liberty Media Group (Class A)	746,235
52,561	*	Liberty Media Group (Class C)	1,510,603
16,086	*	Loral Space & Communications, Inc	655,504
58,022		MDC Partners, Inc	371,341
42,598		Meredith Corp	2,611,257
66,545	*	MSG Networks, Inc	1,543,844
69,677		National CineMedia, Inc	1,021,465
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,778		New Media Investment Group, Inc	$773,857
139,324		New York Times Co (Class A)	1,880,874
49,210		Nexstar Broadcasting Group, Inc (Class A)	3,218,334
25,932	*,e	Radio One, Inc	77,796
19,179	*	Reading International, Inc	313,577
4,366		Saga Communications, Inc	219,610
11,718		Salem Communications	71,480
30,618		Scholastic Corp	1,401,692
75,088		Sinclair Broadcast Group, Inc (Class A)	2,534,220
116,290		Time, Inc	2,238,583
10,404	*	Townsquare Media, Inc	111,115
30,264	*,e	tronc, Inc	401,301
41,117	e	World Wrestling Entertainment, Inc (Class A)	805,071
		TOTAL MEDIA	32,333,026

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
26,279	*,e	Accelerate Diagnostics, Inc	550,545
30,825	*	Acceleron Pharma, Inc	748,431
45,862	*,e	AcelRx Pharmaceuticals, Inc	121,534
129,789	*	Achillion Pharmaceuticals, Inc	541,220
13,086	*	Aclaris Therapeutics, Inc	347,172
48,086	*	Acorda Therapeutics, Inc	985,763
17,598	*,e	Adamas Pharmaceuticals, Inc	279,280
39,861	*,e	Aduro Biotech, Inc	472,353
42,295	*,e	Advaxis, Inc	378,963
25,836	*	Adverum Biotechnologies, Inc	74,924
32,617	*	Aerie Pharmaceuticals, Inc	1,431,886
30,795	*,e	Aevi Genomic Medicine, Inc	146,584
81,131	*	Agenus, Inc	324,524
14,046	*	Agile Therapeutics, Inc	32,306
29,830	*	Aimmune Therapeutics, Inc	545,292
40,290	*	Akebia Therapeutics, Inc	404,109
29,346	*,e	Albany Molecular Research, Inc	539,966
52,812	*	Alder Biopharmaceuticals, Inc	1,085,287
39,655	*	AMAG Pharmaceuticals, Inc	955,685
162,854	*,e	Amicus Therapeutics, Inc	895,697
39,251	*	Amphastar Pharmaceuticals, Inc	618,203
70,527	*,e	Ampio Pharmaceuticals, Inc	69,116
40,378	*,e	Anavex Life Sciences Corp	181,701
8,896	*	ANI Pharmaceuticals, Inc	537,763
54,663	*,e	Anthera Pharmaceuticals, Inc	29,633
16,019	*	Applied Genetic Technologies Corp	116,138
29,770	*	Aptevo Therapeutics, Inc	59,242
39,311	*	Aratana Therapeutics, Inc	314,095
35,831	*	Ardelyx, Inc	429,972
270,052	*	Arena Pharmaceuticals, Inc	415,880
16,126	*,e	Argos Therapeutics, Inc	73,373
200,365	*	Ariad Pharmaceuticals, Inc	4,772,694
189,186	*	Array Biopharma, Inc	2,056,452
82,065	*,e	Arrowhead Research Corp	159,206
30,153	*	Asterias Biotherapeutics, Inc	128,150
25,700	*	Atara Biotherapeutics, Inc	345,665
96,463	*,e	Athersys, Inc	105,145
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,085	*	Audentes Therapeutics, Inc	$99,307
6,797	*	Avexis, Inc	379,137
27,826	*	Axovant Sciences Ltd	340,868
11,659	*,e	Axsome Therapeutics, Inc	57,129
23,744	*,e	Bellicum Pharmaceuticals, Inc	317,695
82,670	*	BioCryst Pharmaceuticals, Inc	520,821
105,399	*,e	Bio-Path Holdings, Inc	100,119
6,143	*	Biospecifics Technologies Corp	315,074
77,653	*,e	BioTime, Inc	243,054
46,103	*,e	Bluebird Bio, Inc	3,434,673
22,801	*	Blueprint Medicines Corp	777,058
36,177	*	Cambrex Corp	1,897,484
23,011	*,e	Cara Therapeutics Inc	352,529
113,313	*	Catalent, Inc	3,032,256
104,711	*	Celldex Therapeutics, Inc	341,358
13,634	*,e	Cellular Biomedicine Group, Inc	169,062
47,586	*,e	Cempra, Inc	149,896
27,119	*	ChemoCentryx, Inc	197,155
46,432	*	Chimerix, Inc	252,590
38,964	*	ChromaDex Corp	108,320
13,723	*	Cidara Therapeutics, Inc	135,858
8,737	*,e	Clearside Biomedical, Inc	65,091
41,435	*	Clovis Oncology, Inc	2,684,988
33,151	*	Coherus Biosciences, Inc	924,913
19,449	*,e	Collegium Pharmaceutical, Inc	327,132
17,323	*	Concert Pharmaceuticals Inc	153,309
84,737	*	Corcept Therapeutics, Inc	602,480
3,551	*	Corvus Pharmaceuticals, Inc	50,140
127,105	*	Curis, Inc	364,791
37,158	*	Cytokinetics, Inc	388,301
23,775	*	CytomX Therapeutics, Inc	276,265
76,356	*,e	CytRx Corp	31,665
68,574	*	Depomed, Inc	1,240,504
27,412	*	Dermira, Inc	807,009
18,611	*	Dimension Therapeutics, Inc	36,291
150,161	*	Durect Corp	159,171
46,613	*,e	Dynavax Technologies Corp	191,113
10,202	*,e	Eagle Pharmaceuticals, Inc	706,080
19,382	*	Edge Therapeutics, Inc	186,649
7,276	*	Editas Medicine, Inc	126,748
27,114	*,e	Egalet Corp	132,587
3,693	*	Eiger BioPharmaceuticals, Inc	45,055
36,855	*	Emergent Biosolutions, Inc	1,115,601
17,560	*	Enanta Pharmaceuticals, Inc	581,675
47,049	*,e	Endocyte, Inc	103,978
45,415	*	Enzo Biochem, Inc	303,372
45,509	*	Epizyme, Inc	477,845
17,077	*	Esperion Thereapeutics, Inc	206,973
119,355	*,e	Exact Sciences Corp	2,261,777
257,500	*	Exelixis, Inc	4,665,900
58,813	*	FibroGen, Inc	1,332,114
30,684	*	Five Prime Therapeutics, Inc	1,405,634
15,703	*	Flex Pharma, Inc	68,465
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,276	*	Flexion Therapeutics Inc	$587,354
33,765	*	Fluidigm Corp	213,732
35,807	*,e	Fortress Biotech, Inc	87,727
15,531	*,e	Foundation Medicine, Inc	303,631
16,789	*,e	Galena Biopharma, Inc	27,702
21,673	*	Genomic Health, Inc	595,574
172,166	*,e	Geron Corp	358,105
19,052	*	Global Blood Therapeutics, Inc	307,690
14,214	*,e	GlycoMimetics Inc	80,878
123,816	*,e	Halozyme Therapeutics, Inc	1,430,075
35,504	*,e	Heron Therapeutics, Inc	461,552
6,798	*	Heska Corp	541,257
183,540	*	Horizon Pharma plc	3,004,550
114,680	*,e	Idera Pharmaceuticals, Inc	160,552
33,099	*	Ignyta, Inc	162,185
16,951	*	Immune Design Corp	95,773
99,538	*,e	Immunogen, Inc	232,919
110,538	*,e	Immunomedics, Inc	497,421
82,974	*	Impax Laboratories, Inc	1,091,108
46,916	*	INC Research Holdings, Inc	2,486,548
74,404	*	Infinity Pharmaceuticals, Inc	154,016
90,858	e	Innoviva, Inc	963,095
18,499	*,e	Inotek Pharmaceuticals Corp	29,598
73,857	*,e	Inovio Pharmaceuticals, Inc	487,456
70,170	*	Insmed, Inc	1,036,411
27,212	*,e	Insys Therapeutics, Inc	278,651
7,356	*,e	Intellia Therapeutics, Inc	95,040
29,035	*	Intersect ENT, Inc	391,973
38,424	*,e	Intra-Cellular Therapies, Inc	554,843
30,666	*	Invitae Corp	256,674
145,939	*	Ironwood Pharmaceuticals, Inc	2,098,603
13,467	*,e	Kadmon Holdings, Inc	54,541
30,053	*	Karyopharm Therapeutics, Inc	311,049
88,818	*,e	Keryx Biopharmaceuticals, Inc	443,202
44,389	*,e	Kite Pharma, Inc	2,262,507
16,439	*	La Jolla Pharmaceutical Co	319,739
31,091	*,e	Lannett Co, Inc	626,484
47,888	*,e	Lexicon Pharmaceuticals, Inc	686,235
21,495	*	Ligand Pharmaceuticals, Inc (Class B)	2,278,685
64,567	*,e	Lion Biotechnologies, Inc	468,111
24,275	*,e	Lipocine, Inc	87,876
15,443	*	Loxo Oncology, Inc	605,829
43,910	*	Luminex Corp	887,860
35,748	*	MacroGenics, Inc	660,266
342,895	*,e	MannKind Corp	241,398
75,988	*	Medicines Co	2,739,367
34,777	*	MediciNova, Inc	193,360
9,325	*	Medpace Holdings, Inc	325,349
134,475	*,e	Merrimack Pharmaceuticals, Inc	418,217
114,516	*,e	MiMedx Group, Inc	925,289
22,094	*,e	Minerva Neurosciences, Inc	234,196
14,056	*	Mirati Therapeutics, Inc	71,686
74,168	*	Momenta Pharmaceuticals, Inc	1,401,775
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,477	*	MyoKardia, Inc	$173,342
11,540	*,e	Myovant Sciences Ltd	128,556
76,535	*	Myriad Genetics, Inc	1,238,336
17,209	*	NanoString Technologies, Inc	310,450
21,457	*,e	NantKwest, Inc	115,010
29,601	*	Natera, Inc	265,225
159,927	*	Nektar Therapeutics	1,936,716
59,701	*	NeoGenomics, Inc	481,190
18,069	*,e	Neos Therapeutics, Inc	105,704
25,570	*	NewLink Genetics Corp	311,187
5,183	*,e	Novan, Inc	21,043
307,905	*,e	Novavax, Inc	403,356
21,523	*,e	Ocular Therapeutix, Inc	141,191
45,504	*,e	Omeros Corp	440,934
22,592	*	OncoMed Pharmaceuticals, Inc	186,610
32,773	*	Ophthotech Corp	155,999
111,913	*,e	Organovo Holdings, Inc	412,959
24,806	e	Osiris Therapeutics, Inc	139,410
26,948	*	Otonomy, Inc	394,788
40,175	*	OvaScience, Inc	63,477
89,119	*,e	Pacific Biosciences of California, Inc	429,554
41,354	*	Pacira Pharmaceuticals, Inc	1,590,061
21,064	*	Paratek Pharmaceuticals, Inc	318,066
59,469	*	Parexel International Corp	4,215,758
184,486		PDL BioPharma, Inc	405,869
20,932	*	Pfenex, Inc	167,037
65,380	*	PharmAthene, Inc	202,678
21,600		Phibro Animal Health Corp	576,720
55,544	*	Portola Pharmaceuticals, Inc	1,513,574
27,709	*	PRA Health Sciences, Inc	1,623,470
60,151	*	Prestige Brands Holdings, Inc	3,173,567
77,229	*	Progenics Pharmaceuticals, Inc	688,883
9,179	*	Protagonist Therapeutics, Inc	165,589
8,896	*	Proteostasis Therapeutics, Inc	131,216
39,339	*,e	Prothena Corp plc	1,926,037
38,209	*	PTC Therapeutics, Inc	500,538
31,855	*	Puma Biotechnology, Inc	1,032,102
8,910	*	Ra Pharmaceuticals, Inc	142,025
35,391	*	Radius Health, Inc	1,540,216
7,122	*	Reata Pharmaceuticals, Inc	177,338
22,436	*	REGENXBIO, Inc	415,066
50,768	*	Regulus Therapeutics, Inc	60,922
38,314	*	Repligen Corp	1,150,953
40,714	*	Retrophin, Inc	798,809
22,837	*,e	Revance Therapeutics, Inc	456,740
109,562	*	Rigel Pharmaceuticals, Inc	227,889
33,988	*	Sage Therapeutics, Inc	1,630,744
81,454	*	Sangamo Biosciences, Inc	285,089
56,828	*	Sarepta Therapeutics, Inc	1,765,078
55,255	*	Sciclone Pharmaceuticals, Inc	560,838
5,402	*	Selecta Biosciences, Inc	75,628
21,069	*,e	Seres Therapeutics, Inc	208,372
28,144	*,e	Sorrento Therapeutics, Inc	151,978
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,766	*	Spark Therapeutics, Inc	$1,372,564
83,295	*	Spectrum Pharmaceuticals, Inc	388,155
19,510	*	Stemline Therapeutics, Inc	199,002
25,678	*	Sucampo Pharmaceuticals, Inc (Class A)	286,310
53,139	*	Supernus Pharmaceuticals, Inc	1,437,410
7,360	*	Syndax Pharmaceuticals, Inc	55,936
204,031	*,e	Synergy Pharmaceuticals, Inc	1,442,499
79,727	*	Synthetic Biologics, Inc	67,609
4,933	*,e	Syros Pharmaceuticals, Inc	53,523
20,624	*,e	T2 Biosystems, Inc	111,370
45,000	*	Teligent, Inc	315,000
32,375	*	TESARO, Inc	5,271,945
41,531	*	Tetraphase Pharmaceuticals, Inc	159,064
39,309	*	TG Therapeutics, Inc	188,683
166,704	*,e	TherapeuticsMD, Inc	968,550
45,127	*	Theravance Biopharma, Inc	1,352,005
19,946	*,e	Titan Pharmaceuticals, Inc	86,765
9,351	*,m	Tobira Therapeutics, Inc	128,483
32,333	*,e	Tokai Pharmaceuticals, Inc	30,435
51,679	*	Trevena, Inc	360,719
37,686	*,e	Trovagene, Inc	75,372
40,821	*	Ultragenyx Pharmaceutical, Inc	3,061,983
40,988	*	Vanda Pharmaceuticals, Inc	579,980
35,454	*	Versartis, Inc	506,992
28,601	*	Vital Therapies, Inc	141,575
14,228	*	Voyager Therapeutics, Inc	169,598
5,470	*	vTv Therapeutics, Inc	31,398
8,439	*,e	WaVe Life Sciences Pte Ltd	242,621
20,184	*,e	XBiotech, Inc	230,098
41,260	*	Xencor Inc	983,226
24,149	*	Zafgen, Inc	101,667
136,354	*,e	ZIOPHARM Oncology, Inc	807,216
27,538	*	Zogenix, Inc	221,681
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	148,998,043

REAL ESTATE - 7.6%
91,142		Acadia Realty Trust	2,901,961
28,467		Agree Realty Corp	1,335,102
53,189		Alexander & Baldwin, Inc	2,367,974
2,435		Alexander’s, Inc	1,029,542
13,300	*,e	Altisource Portfolio Solutions S.A.	379,050
44,700		American Assets Trust,Inc	1,918,971
39,068		Armada Hoffler Properties, Inc	538,357
25,713		Ashford Hospitality Prime, Inc	345,583
88,909		Ashford Hospitality Trust, Inc	675,708
13,938	*,e	AV Homes, Inc	246,006
21,700		Bluerock Residential Growth REIT, Inc	283,836
72,822		CareTrust REIT, Inc	1,103,981
45,028		CatchMark Timber Trust Inc	463,338
191,209		CBL & Associates Properties, Inc	2,074,618
90,882		Cedar Realty Trust, Inc	546,201
43,272		Chatham Lodging Trust	871,498
67,382		Chesapeake Lodging Trust	1,724,979
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,823		City Office REIT, Inc	$312,522
73,881		Colony Starwood Homes	2,323,557
14,451		Community Healthcare Trust, Inc	311,708
4,665		Consolidated-Tomoka Land Co	256,575
13,652		CorEnergy Infrastructure Trust, Inc	490,107
38,076		Coresite Realty	3,279,486
385,028		Cousins Properties, Inc	3,272,738
227,603		DiamondRock Hospitality Co	2,565,086
84,715		DuPont Fabros Technology, Inc	4,022,268
37,830		Easterly Government Properties, Inc	745,251
36,057		EastGroup Properties, Inc	2,551,754
83,559		Education Realty Trust, Inc	3,359,907
15,633		Farmland Partners, Inc	177,591
155,126		FelCor Lodging Trust, Inc	1,194,470
131,875		First Industrial Realty Trust, Inc	3,408,969
67,098		First Potomac Realty Trust	687,083
39,233	*	Forestar Group, Inc	511,991
69,298		Four Corners Property Trust, Inc	1,511,389
119,664		Franklin Street Properties Corp	1,525,716
6,621	*	FRP Holdings, Inc	258,219
84,045		Geo Group, Inc	3,489,548
29,958		Getty Realty Corp	772,617
27,889		Gladstone Commercial Corp	547,740
16,052		Global Medical REIT, Inc	142,060
226,640	*	Global Net Lease, Inc	1,756,460
79,198		Government Properties Income Trust	1,525,353
159,907		Gramercy Property Trust	4,211,950
765		Griffin Land & Nurseries, Inc (Class A)	24,044
129,723		Healthcare Realty Trust, Inc	3,918,932
47,730		Hersha Hospitality Trust	954,123
40,741		HFF, Inc (Class A)	1,209,193
129,038		Hudson Pacific Properties	4,569,235
67,578		Independence Realty Trust, Inc	623,745
138,452		Investors Real Estate Trust	891,631
94,122		Kennedy-Wilson Holdings, Inc	1,924,795
93,910		Kite Realty Group Trust	2,255,718
121,261		LaSalle Hotel Properties	3,658,444
261,411		Lexington Realty Trust	2,802,326
42,962		LTC Properties, Inc	2,005,037
101,512		Mack-Cali Realty Corp	2,844,366
17,353	*	Marcus & Millichap, Inc	447,187
22,508		MedEquities Realty Trust, Inc	245,337
334,821		Medical Properties Trust, Inc	4,268,968
75,871		Monmouth Real Estate Investment Corp (Class A)	1,107,717
191,343		Monogram Residential Trust, Inc	1,945,958
42,472		National Health Investors, Inc	3,142,503
40,689		National Storage Affiliates Trust	905,330
91,659		New Senior Investment Group, Inc	917,507
20,164		NexPoint Residential Trust, Inc	465,990
65,360		NorthStar Realty Europe Corp	784,974
15,585		One Liberty Properties, Inc	360,949
48,323	*	Parkway, Inc	1,028,797
81,067		Pebblebrook Hotel Trust	2,424,714
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,749		Pennsylvania REIT	$1,392,485
152,767		Physicians Realty Trust	2,833,828
45,993		Potlatch Corp	1,894,912
27,488		Preferred Apartment Communities, Inc	372,187
22,491		PS Business Parks, Inc	2,519,892
52,865		QTS Realty Trust, Inc	2,663,867
105,149		RAIT Investment Trust	363,816
89,766		Ramco-Gershenson Properties	1,459,595
20,266		Re/Max Holdings, Inc	1,135,909
121,555		Retail Opportunities Investment Corp	2,576,966
75,025		Rexford Industrial Realty, Inc	1,703,818
138,009		RLJ Lodging Trust	3,203,189
7,963		RMR Group, Inc	380,631
49,131		Ryman Hospitality Properties	3,005,835
73,260		Sabra Healthcare REIT, Inc	1,860,804
11,077		Saul Centers, Inc	703,279
71,987		Select Income REIT	1,800,395
28,277		Seritage Growth Properties	1,153,702
37,166		Silver Bay Realty Trust Corp	626,247
57,546	*	St. Joe Co	969,650
86,648	*	STAG Industrial, Inc	2,005,035
7,424	*	Stratus Properties, Inc	227,174
247,342		Sunstone Hotel Investors, Inc	3,640,874
17,094	*	Tejon Ranch Co	403,931
51,887		Terreno Realty Corp	1,410,808
55,074		Tier REIT, Inc	1,002,898
23,023	*	Trinity Place Holdings, Inc	185,796
29,273		UMH Properties, Inc	428,849
14,158		Universal Health Realty Income Trust	879,495
101,395		Urban Edge Properties	2,836,018
33,055		Urstadt Biddle Properties, Inc (Class A)	742,085
210,493		Washington Prime Group, Inc	2,031,257
83,357		Washington REIT	2,621,578
32,442		Whitestone REIT	451,268
116,992		Xenia Hotels & Resorts, Inc	2,146,803
		TOTAL REAL ESTATE	163,381,216

RETAILING - 3.3%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	272,358
74,983		Aaron’s, Inc	2,319,974
76,927	e	Abercrombie & Fitch Co (Class A)	893,122
188,693		American Eagle Outfitters, Inc	2,851,151
8,796	*	America’s Car-Mart, Inc	368,992
22,637	*	Asbury Automotive Group, Inc	1,484,987
198,465	*	Ascena Retail Group, Inc	954,617
10,510	*	At Home Group, Inc	160,172
44,323	*	Barnes & Noble Education, Inc	445,446
70,915		Barnes & Noble, Inc	723,333
20,088		Big 5 Sporting Goods Corp	309,355
50,680		Big Lots, Inc	2,534,000
12,590		Blue Nile, Inc	512,539
15,292	*	Boot Barn Holdings, Inc	165,918
31,646	e	Buckle, Inc	669,313
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,153	*	Build-A-Bear Workshop, Inc	$193,836
48,094		Caleres, Inc	1,478,890
13,824		Camping World Holdings, Inc	435,180
28,894		Cato Corp (Class A)	733,619
146,994		Chico’s FAS, Inc	1,982,949
21,343		Children’s Place Retail Stores, Inc	2,070,271
16,711		Citi Trends, Inc	268,212
21,550	*,e	Conn’s, Inc	227,353
17,435	*	Container Store Group, Inc	84,908
51,667		Core-Mark Holding Co, Inc	1,804,728
44,692	*	Destination XL Group, Inc	158,657
75,787		DSW, Inc (Class A)	1,603,653
11,119	*	Duluth Holdings, Inc	251,512
119,852	*	Etsy, Inc	1,511,334
84,900	*	Express Parent LLC	902,487
46,360		Finish Line, Inc (Class A)	797,392
60,290	*	Five Below, Inc	2,402,557
43,084	*	Francesca’s Holdings Corp	751,385
39,414	e	Fred’s, Inc (Class A)	574,262
19,284	*	FTD Cos, Inc	443,146
7,340	*	Gaia, Inc	63,858
23,037	*	Genesco, Inc	1,386,827
77,206	e	GNC Holdings, Inc	684,817
23,552		Group 1 Automotive, Inc	1,902,766
68,783		Guess?, Inc	878,359
21,303		Haverty Furniture Cos, Inc	464,405
26,222	*	Hibbett Sports, Inc	865,326
35,303		HSN, Inc	1,244,431
15,783		Kirkland’s, Inc	219,068
16,071	*,e	Lands’ End, Inc	246,690
26,893		LCI Industries, Inc	2,951,507
81,575	*	Liberty TripAdvisor Holdings, Inc	1,464,271
26,872		Lithia Motors, Inc (Class A)	2,771,041
29,500	*,e	Lumber Liquidators, Inc	461,970
28,584	*	MarineMax, Inc	613,127
35,472		Monro Muffler, Inc	2,124,773
32,888		Nutri/System, Inc	1,086,948
630,397		Office Depot, Inc	2,805,267
23,015	*	Ollie’s Bargain Outlet Holdings, Inc	703,108
13,924	*	Overstock.com, Inc	231,138
29,990	*,e	Party City Holdco, Inc	433,356
22,420	e	PetMed Express, Inc	475,080
91,697		Pier 1 Imports, Inc	666,637
59,559	e	Rent-A-Center, Inc	533,649
43,395	*,e	Restoration Hardware Holdings, Inc	1,172,533
11,940	*,e	Sears Holdings Corp	83,341
18,346	*	Sears Hometown and Outlet Stores, Inc	66,963
52,708	*	Select Comfort Corp	1,063,647
15,764		Shoe Carnival, Inc	403,085
39,209	*	Shutterfly, Inc	2,012,598
31,027		Sonic Automotive, Inc (Class A)	726,032
30,001	*,e	Sportsman’s Warehouse Holdings, Inc	223,207
33,118	e	Stage Stores, Inc	92,730
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,691		Stein Mart, Inc	$137,949
54,950		Tailored Brands, Inc	1,167,688
37,752	*	Tile Shop Holdings, Inc	721,063
12,384	*	Tilly’s, Inc	165,946
51,996	*	Tuesday Morning Corp	223,583
26,818	*	Vitamin Shoppe, Inc	580,610
35,666	*,e	Wayfair, Inc	1,482,279
23,309	*	West Marine, Inc	216,074
2,826		Winmark Corp	312,980
19,728	*	Zumiez, Inc	395,546
		TOTAL RETAILING	69,867,881

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
6,250	*,e	Acacia Communications, Inc	363,562
44,797	*	Advanced Energy Industries, Inc	2,635,855
852,760	*	Advanced Micro Devices, Inc	8,843,121
22,250	*	Alpha & Omega Semiconductor Ltd	452,787
36,551	*,e	Ambarella, Inc	1,813,295
113,409	*	Amkor Technology, Inc	1,067,179
32,577	*	Axcelis Technologies, Inc	495,170
79,939		Brooks Automation, Inc	1,392,537
26,707		Cabot Microelectronics Corp	1,802,990
73,111	*	Cavium, Inc	4,840,679
22,097	*	Ceva, Inc	781,129
16	*,m	China Energy Savings Technology, Inc	0
71,049	*	Cirrus Logic, Inc	4,285,676
29,633		Cohu, Inc	391,156
42,577	*	Diodes, Inc	1,059,742
22,803	*	DSP Group, Inc	247,413
159,847	*	Entegris, Inc	2,997,131
45,396	*	Exar Corp	465,309
77,063	*	Formfactor, Inc	959,434
64,213	*	GigOptix, Inc	165,670
7,416	*	Impinj, Inc	261,117
45,411	*	Inphi Corp	2,080,732
153,068	*	Integrated Device Technology, Inc	3,855,783
151,940		Intersil Corp (Class A)	3,408,014
26,552		IXYS Corp	321,279
68,467	*	Kopin Corp	218,410
137,209	*	Lattice Semiconductor Corp	986,533
36,074	*	MA-COM Technology Solutions	1,715,332
63,047	*	MaxLinear, Inc	1,612,742
129,177	*	Microsemi Corp	6,865,758
60,338		MKS Instruments, Inc	3,976,274
44,030		Monolithic Power Systems, Inc	3,841,177
25,991	*	Nanometrics, Inc	668,229
34,569	*	NeoPhotonics Corp Ltd	378,531
5,322		NVE Corp	412,934
30,731	*	PDF Solutions, Inc	691,755
73,388	*	Photronics, Inc	843,962
31,016		Power Integrations, Inc	2,202,136
124,299	*	Rambus, Inc	1,613,401
33,912	*	Rudolph Technologies, Inc	778,280
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

72,999	*	Semtech Corp	$2,405,317
41,999	*	Sigma Designs, Inc	256,194
46,775	*	Silicon Laboratories, Inc	3,049,730
55,797		Tessera Holding Corp	2,522,024
37,066	*	Ultra Clean Holdings	464,437
25,943	*	Ultratech, Inc	672,443
45,650	*	Veeco Instruments, Inc	1,175,488
58,723	*	Xcerra Corp	445,120
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	82,782,967

SOFTWARE & SERVICES - 8.0%
41,309	*	2U, Inc	1,406,158
49,466	*	A10 Networks, Inc	394,244
130,284	*	ACI Worldwide, Inc	2,527,510
42,224	*	Actua Corp	603,803
88,014	*	Acxiom Corp	2,297,165
11,816	*	Alarm.com Holdings, Inc	320,095
19,683	*	ALJ Regional Holdings, Inc	78,535
20,089	*	Amber Road, Inc	177,788
27,198	*	American Software, Inc (Class A)	285,307
45,768	*	Angie’s List, Inc	286,965
9,167	*	Appfolio, Inc	207,633
7,586	*	Apptio, Inc	104,990
88,453	*	Aspen Technology, Inc	4,697,739
10,943	*	Autobytel, Inc	150,466
52,608	*	Bankrate, Inc	573,427
25,485	*	Barracuda Networks, Inc	598,643
91,583	*	Bazaarvoice, Inc	430,440
14,449	*	Benefitfocus, Inc	437,082
53,559		Blackbaud, Inc	3,514,006
62,431	*	Blackhawk Network Holdings, Inc	2,228,787
10,871	*,e	Blackline, Inc	295,474
44,940	*	Blucora, Inc	678,594
45,891	*	Bottomline Technologies, Inc	1,180,317
56,719	*	Box, Inc	968,193
32,594	*	Brightcove, Inc	234,677
33,115	*	BroadSoft, Inc	1,390,830
27,580	*	CACI International, Inc (Class A)	3,386,824
68,525	*	Callidus Software, Inc	1,264,286
19,080	*	Carbonite, Inc	329,130
51,105	*	Cardtronics plc	2,789,311
16,291	*	Care.com, Inc	137,496
12,480		Cass Information Systems, Inc	820,810
25,274	*	ChannelAdvisor Corp	350,045
28,514	*,e	Cimpress NV	2,406,296
43,620	*	Commvault Systems, Inc	2,141,742
53,912	*	comScore, Inc	1,808,748
100,676		Convergys Corp	2,498,778
57,364	*	Cornerstone OnDemand, Inc	2,334,141
10,421	*	Coupa Software, Inc	270,842
36,595		CSG Systems International, Inc	1,771,198
57,035	*	DHI Group, Inc	325,099
11,119	*,e	Digimarc Corp	293,542
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

119,844		EarthLink Holdings Corp	$768,200
28,555	e	Ebix, Inc	1,584,802
37,247	*	Ellie Mae, Inc	3,081,817
69,221	*	Endurance International Group Holdings, Inc	533,002
31,776	*	EnerNOC, Inc	181,123
46,643	*	Envestnet, Inc	1,763,105
54,746	*	EPAM Systems, Inc	3,523,453
9,481	*,e	Everbridge, Inc	175,114
71,790		EVERTEC, Inc	1,224,019
16,423	*	EXA Corp	254,556
36,995	*	ExlService Holdings, Inc	1,699,920
35,126		Fair Isaac Corp	4,331,036
36,766	*	Five9, Inc	568,402
11,144		Forrester Research, Inc	454,675
36,668	*	Gigamon, Inc	1,215,544
8,603	*	Global Sources Ltd	79,148
29,367	*,e	Globant S.A.	973,516
121,503	*,e	Glu Mobile, Inc	279,457
61,953	*,e	Gogo, Inc	566,870
91,527	*	GrubHub, Inc	3,802,947
29,697	*	GTT Communications, Inc	838,940
27,379	*	Guidance Software, Inc	198,772
24,826		Hackett Group, Inc	403,422
48,142	*,e	Hortonworks, Inc	466,977
32,511	*	HubSpot, Inc	1,667,814
32,554	*	Imperva, Inc	1,359,130
32,777	*	Information Services Group, Inc	108,164
12,328	*,e	Instructure, Inc	268,750
53,397		j2 Global, Inc	4,475,203
60,877	*	Jive Software, Inc	231,333
85,321	*	Limelight Networks, Inc	186,853
65,944	*	Lionbridge Technologies	377,200
27,863	*	Liquidity Services, Inc	271,664
57,319	*	Liveperson, Inc	418,429
58,764		LogMeIn, Inc	6,352,388
6,072	*,e	Majesco	31,089
27,938		Mantech International Corp (Class A)	1,087,906
31,255		Marchex, Inc (Class B)	84,701
72,730		MAXIMUS, Inc	4,010,332
48,698	*	MeetMe, Inc	239,594
121,554		Mentor Graphics Corp	4,486,558
10,708	*	MicroStrategy, Inc (Class A)	2,155,520
16,323	*,e	MINDBODY, Inc	397,465
34,879	*	Mitek Systems, Inc	230,201
52,911	*	MobileIron, Inc	230,163
26,615	*	Model N, Inc	234,212
33,270	*	MoneyGram International, Inc	422,529
45,413		Monotype Imaging Holdings, Inc	994,545
6,318		NCI, Inc (Class A)	80,239
61,345	*	NeuStar, Inc (Class A)	2,036,654
24,812	*	New Relic, Inc	898,194
72,091		NIC, Inc	1,737,393
14,612	*	Numerex Corp	85,919
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,643	*	Park City Group, Inc	$172,584
50,133	*	Paycom Software, Inc	2,318,150
24,573	*	Paylocity Holding Corp	758,323
41,017		Pegasystems, Inc	1,591,460
39,340	*	Perficient, Inc	697,498
15,484	*	PFSweb, Inc	116,285
50,746	*	Planet Payment, Inc	214,148
57,082		Progress Software Corp	1,599,438
46,226	*	Proofpoint, Inc	3,705,476
28,870	*	PROS Holdings, Inc	646,111
29,643	*	Q2 Holdings, Inc	941,165
10,681		QAD, Inc (Class A)	308,681
30,323	*	Qualys, Inc	1,088,596
40,987	*	QuinStreet, Inc	143,455
72,509	*	Quotient Technology, Inc	772,221
22,942	*	Rapid7, Inc	286,087
21,714	*	RealNetworks, Inc	116,170
61,688	*	RealPage, Inc	1,887,653
9,196		Reis, Inc	183,920
43,299	*	RetailMeNot, Inc	391,856
12,239	*	Rightside Group Ltd	103,297
66,581	*	RingCentral, Inc	1,554,666
20,473	*	Rosetta Stone, Inc	180,162
42,538	*	Rubicon Project, Inc	360,297
27,308		Sapiens International Corp NV	364,835
47,985		Science Applications International Corp	3,906,939
6,355	*	SecureWorks Corp	65,711
74,949	*	ServiceSource International LLC	397,230
21,360	*	Shutterstock, Inc	1,149,168
41,814	*	Silver Spring Networks, Inc	534,383
18,681	*	SPS Commerce, Inc	1,288,989
18,294	*,e	Stamps.com, Inc	2,223,636
43,958	*	Sykes Enterprises, Inc	1,227,747
46,841	*	Synchronoss Technologies, Inc	1,804,315
38,018		Syntel, Inc	800,659
94,297	*	Take-Two Interactive Software, Inc	5,059,034
29,931	*	Tangoe, Inc	217,898
18,841	*	TechTarget, Inc	165,989
37,092	*	TeleNav, Inc	330,119
18,318		TeleTech Holdings, Inc	542,213
132,586	*	TiVo Corp	2,505,875
5,899	*,e	Trade Desk, Inc	174,964
131,970		Travelport Worldwide Ltd	1,895,089
61,810	*,e	TrueCar, Inc	812,802
56,475	*,e	Unisys Corp	725,704
13,101	*	Varonis Systems, Inc	391,720
33,682	*	Vasco Data Security International	511,966
70,137	*	Verint Systems, Inc	2,619,617
62,572	*,e	VirnetX Holding Corp	162,687
31,248	*	Virtusa Corp	796,199
42,360	*	WebMD Health Corp (Class A)	2,113,340
49,662	*	Website Pros, Inc	941,095
27,218	*,e	Workiva, Inc	342,947
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,354	*	Xactly Corp	$320,201
27,559	*	XO Group, Inc	518,936
91,812	*	Zendesk, Inc	2,197,061
69,475	*	Zix Corp	331,396
		TOTAL SOFTWARE & SERVICES	170,704,278

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
121,812	*,e	3D Systems Corp	2,008,680
56,067		Adtran, Inc	1,227,867
26,953	*	Aerohive Networks, Inc	154,441
17,472	*	Agilysys, Inc	170,003
32,795	*	Anixter International, Inc	2,803,973
18,530	*	Applied Optoelectronics, Inc	569,983
36,618	*	Avid Technology, Inc	195,906
54,072		AVX Corp	875,966
32,001		Badger Meter, Inc	1,233,639
10,403		Bel Fuse, Inc (Class B)	330,815
47,351		Belden CDT, Inc	3,620,931
56,323	*	Benchmark Electronics, Inc	1,723,484
17,388		Black Box Corp	232,130
40,908	*	CalAmp Corp	614,438
46,626	*	Calix, Inc	335,707
155,869	*	Ciena Corp	3,793,851
13,438	*	Clearfield, Inc	231,134
27,462	*	Coherent, Inc	4,331,581
24,589		Comtech Telecommunications Corp	263,840
22,936	*	Control4 Corp	247,250
28,882	e	CPI Card Group, Inc	131,413
44,799	*	Cray, Inc	768,303
34,372		CTS Corp	738,998
42,437		Daktronics, Inc	431,160
77,389		Diebold, Inc	2,104,981
29,184	*	Digi International, Inc	380,851
18,963	*	Eastman Kodak Co	254,104
29,130	*	Electro Scientific Industries, Inc	191,384
53,241	*	Electronics for Imaging, Inc	2,392,651
27,578		EMCORE Corp	248,202
7,120	*	ePlus, Inc	797,796
118,546	*	Extreme Networks, Inc	655,559
39,850	*	Fabrinet	1,678,880
18,596	*	FARO Technologies, Inc	689,912
121,405	*	Finisar Corp	3,589,946
82,621	*	Harmonic, Inc	437,891
67,413	*	II-VI, Inc	2,460,575
32,037	*	Immersion Corp	329,661
157,900	*	Infinera Corp	1,422,679
41,763	*	Insight Enterprises, Inc	1,550,660
39,274		InterDigital, Inc	3,668,192
92,738	*	InvenSense, Inc	1,174,063
38,143	*	Itron, Inc	2,353,423
73,685	*	Ixia	1,433,173
30,913	*	Kimball Electronics, Inc	528,612
99,832	*	Knowles Corp	1,798,973
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,067	*	KVH Industries, Inc	$167,097
24,995		Littelfuse, Inc	3,941,961
57,157	*	Lumentum Holdings, Inc	2,169,108
33,182	*,e	Maxwell Technologies, Inc	157,946
3,358		Mesa Laboratories, Inc	400,072
41,347		Methode Electronics, Inc	1,738,641
19,113		MTS Systems Corp	1,110,465
36,652	*	Netgear, Inc	2,085,499
101,508	*	Netscout Systems, Inc	3,380,216
69,646	*	Nimble Storage, Inc	596,866
35,064	*	Novanta, Inc	783,680
127,198	*	Oclaro, Inc	1,247,812
19,934	*	OSI Systems, Inc	1,488,472
21,420		Park Electrochemical Corp	392,629
12,914		PC Connection, Inc	352,294
37,647		Plantronics, Inc	2,130,067
37,726	*	Plexus Corp	2,048,522
76,951	*	Pure Storage, Inc	874,933
7,363	*	Quantenna Communications, Inc	138,498
42,747	*	Radisys Corp	188,514
20,413	*	Rogers Corp	1,632,019
83,319	*	Sanmina Corp	3,245,275
28,261	*	Scansource, Inc	1,117,723
75,544	*	ShoreTel, Inc	525,031
6,577		Silicom Ltd	240,784
55,463	*	Sonus Networks, Inc	353,854
55,385	*	Stratasys Ltd	1,092,192
43,904	*	Super Micro Computer, Inc	1,161,261
40,031	*	Synaptics, Inc	2,256,948
33,176		SYNNEX Corp	3,987,092
13,420		Systemax, Inc	113,802
39,573	*	Tech Data Corp	3,385,866
82,692	*	TTM Technologies, Inc	1,226,322
29,429	*	Ubiquiti Networks, Inc	1,836,370
46,994	*	Universal Display Corp	3,101,604
37,979	*	USA Technologies, Inc	159,512
58,620	*	Viasat, Inc	3,805,024
264,308	*	Viavi Solutions, Inc	2,365,557
154,964		Vishay Intertechnology, Inc	2,572,402
15,049	*	Vishay Precision Group, Inc	250,566
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	117,000,157

TELECOMMUNICATION SERVICES - 0.8%
99,579	*	8x8, Inc	1,578,327
11,935		ATN International, Inc	958,261
41,745	*	Boingo Wireless, Inc	488,416
46,999	*	Cincinnati Bell, Inc	1,078,627
46,794		Cogent Communications Group, Inc	1,955,989
55,491	e	Consolidated Communications Holdings, Inc	1,459,968
25,087	*	Fairpoint Communications, Inc	464,109
30,849	*	General Communication, Inc (Class A)	620,682
429,365	*,e	Globalstar, Inc	678,397
7,724	*	Hawaiian Telcom Holdco, Inc	191,787
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,552		IDT Corp (Class B)	$375,398
37,071		Inteliquent, Inc	848,926
34,329	*,e	Intelsat S.A.	123,928
91,816	*,e	Iridium Communications, Inc	927,342
20,928	*	Lumos Networks Corp	323,756
67,823	*	NII Holdings, Inc	191,600
76,868	*	Orbcomm, Inc	628,012
11,615	*	pdvWireless, Inc	247,400
51,810		Shenandoah Telecom Co	1,411,823
23,148		Spok Holdings, Inc	475,691
11,052	*,e	Straight Path Communications, Inc	387,262
68	*,m	Touch America Holdings, Inc	0
217,331	*	Vonage Holdings Corp	1,540,877
108,656	e	Windstream Holdings, Inc	877,940
		TOTAL TELECOMMUNICATION SERVICES	17,834,518

TRANSPORTATION - 1.6%
56,159	*	Air Transport Services Group, Inc	905,845
14,941		Allegiant Travel Co	2,569,852
27,449		Arkansas Best Corp	867,388
27,622	*	Atlas Air Worldwide Holdings, Inc	1,457,061
29,683		Celadon Group, Inc	225,591
34,997		Costamare, Inc	185,834
13,793	*	Covenant Transportation Group, Inc	296,963
32,533	*	Echo Global Logistics, Inc	772,659
33,740		Forward Air Corp	1,625,931
59,820	*	Hawaiian Holdings, Inc	3,047,829
52,619		Heartland Express, Inc	1,083,951
37,911	*	Hub Group, Inc (Class A)	1,681,353
76,028		Knight Transportation, Inc	2,539,335
25,633		Marten Transport Ltd	585,714
48,841		Matson, Inc	1,741,670
3,157	*	PAM Transportation Services, Inc	73,590
9,604		Park-Ohio Holdings Corp	430,739
46,775	*	Radiant Logistics, Inc	171,664
34,470	*	Roadrunner Transportation Services Holdings, Inc	273,002
28,705	*	Saia, Inc	1,379,275
64,304	*	Scorpio Bulkers, Inc	459,774
56,925		Skywest, Inc	2,015,145
84,288	*,e	Swift Transportation Co, Inc	1,924,295
8,612		Universal Truckload Services, Inc	124,443
9,571	*	USA Truck, Inc	80,875
50,566		Werner Enterprises, Inc	1,420,905
63,053	*	Wesco Aircraft Holdings, Inc	955,253
111,068	*	XPO Logistics, Inc	4,969,183
37,899	*	YRC Worldwide, Inc	565,832
		TOTAL TRANSPORTATION	34,430,951

UTILITIES - 3.6%
56,176		Allete, Inc	3,671,102
41,385		American States Water Co	1,811,835
7,860	*	AquaVenture Holdings Ltd	151,541
8,771		Artesian Resources Corp	272,164
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

128,908	*	Atlantic Power Corp	$302,934
66,665		Atlantica Yield plc	1,426,631
71,837		Avista Corp	2,775,782
58,665		Black Hills Corp	3,669,496
54,480		California Water Service Group	1,879,560
17,761		Chesapeake Utilities Corp	1,161,569
12,167		Connecticut Water Service, Inc	657,505
16,592		Consolidated Water Co, Inc	170,898
8,156		Delta Natural Gas Co, Inc	214,666
131,464	*	Dynegy, Inc	1,255,481
45,835		El Paso Electric Co	2,103,826
69,112	*,m	Ferroglobe plc	0
16,769		Genie Energy Ltd	96,757
8,631	e	Global Water Resources, Inc	70,256
57,426		Idacorp, Inc	4,595,228
39,852		MGE Energy, Inc	2,536,580
17,709		Middlesex Water Co	669,577
97,267		New Jersey Resources Corp	3,666,966
30,898		Northwest Natural Gas Co	1,819,892
55,257		NorthWestern Corp	3,155,727
40,778		NRG Yield, Inc (Class A)	662,642
72,443		NRG Yield, Inc (Class C)	1,227,909
58,941		ONE Gas, Inc	3,808,767
43,918		Ormat Technologies, Inc	2,358,397
43,023		Otter Tail Corp	1,628,421
74,989		Pattern Energy Group, Inc	1,480,283
90,608		PNM Resources, Inc	3,116,915
101,569		Portland General Electric Co	4,429,424
18,624		SJW Corp	933,062
90,532		South Jersey Industries, Inc	2,987,556
53,717		Southwest Gas Corp	4,327,979
6,070	e	Spark Energy, Inc	156,909
50,784		Spire, Inc	3,300,960
103,309		TerraForm Global, Inc	454,560
99,019	e	TerraForm Power, Inc	1,175,356
15,715		Unitil Corp	719,276
24,303	*,e	Vivint Solar, Inc	74,124
57,232		WGL Holdings, Inc	4,689,590
14,161		York Water Co	506,964
		TOTAL UTILITIES	76,175,067

		TOTAL COMMON STOCKS	2,143,149,431
		(Cost $1,598,225,565)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR	7,909
5,149	m	Omthera Pharmaceuticals, Inc	3,089
34,794	m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,521
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc			$0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc			139,956
		TOTAL TELECOMMUNICATION SERVICES			139,956

		TOTAL RIGHTS / WARRANTS			155,477
		(Cost $140,391)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 6.6%
GOVERNMENT AGENCY DEBT - 1.0%
$22,800,000		Federal Home Loan Bank (FHLB)	0.400%-0.450%	02/01/17	22,800,000
		TOTAL GOVERNMENT AGENCY DEBT			22,800,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
119,487,603	c	State Street Navigator Securities Lending Government Money Market Portfolio			119,487,603
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			119,487,603

		TOTAL SHORT-TERM INVESTMENTS			142,287,603
		(Cost $142,287,603)
		TOTAL INVESTMENTS - 106.6%			2,285,592,511
		(Cost $1,740,653,559)
		OTHER ASSETS & LIABILITIES, NET - (6.6)%			(142,152,881)
		NET ASSETS - 100.0%			$2,143,439,630

Abbreviation(s):
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $117,006,663.
m	Indicates a security that has been deemed illiquid.
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

BRAZIL - 7.4%
73,173	*	AES Tiete S.A.	$337,502
2,022,951	*	AMBEV S.A.	11,044,671
350,045	*	Banco Bradesco S.A.	3,570,427
1,179,535	*	Banco Bradesco S.A. (Preference)	12,237,889
350,986		Banco do Brasil S.A.	3,464,779
1,372,986	*	Banco Itau Holding Financeira S.A.	16,222,493
167,239	*	Banco Santander Brasil S.A.	1,661,603
293,100		BB Seguridade Participacoes S.A.	2,595,232
715,874		BM&F Bovespa S.A.	4,200,348
242,380	*	BR Malls Participacoes S.A.	1,127,908
65,815		Braskem S.A.	679,912
261,956		BRF S.A.	3,697,162
87,800	*	Centrais Eletricas Brasileiras S.A.	580,274
86,192	*	Centrais Eletricas Brasileiras S.A. (Preference)	675,754
96,241	*	CETIP S.A.-Balcao Organizado de Ativos e Derivativos	1,437,184
68,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,253,221
375,356		Cia de Concessoes Rodoviarias	1,848,449
137,800		Cia de Saneamento Basico do Estado de Sao Paulo	1,370,884
282,891	*	Cia Energetica de Minas Gerais	820,177
33,495		Cia Paranaense de Energia	341,833
238,230	*	Cia Siderurgica Nacional S.A.	873,789
425,599	*	Cielo S.A.	3,576,662
72,136		Cosan SA Industria e Comercio	921,823
80,081		CPFL Energia S.A.	643,467
126,862	*	EDP - Energias do Brasil S.A.	565,550
273,079		Empresa Brasileira de Aeronautica S.A.	1,559,840
72,700	*	Engie Brasil Energia S.A.	825,935
85,600	*	Equatorial Energia S.A.	1,577,989
105,563		Fibria Celulose S.A.	984,356
354,675		Gerdau S.A. (Preference)	1,374,451
144,182		Hypermarcas S.A.	1,278,999
307,864		JBS S.A.	1,162,998
231,120		Klabin S.A.	1,191,136
572,896		Kroton Educacional S.A.	2,456,320
67,091	*	Localiza Rent A Car	784,753
69,210	*	Lojas Americanas S.A.	288,893
227,985	*	Lojas Americanas S.A.(Preference)	1,210,718
270,150	*	Lojas Renner S.A.	2,047,431
12,800	*	M Dias Branco S.A.	503,380
28,500	*	Multiplan Empreendimentos Imobiliarios S.A.	564,873
65,392	*	Natura Cosmeticos S.A.	524,420
82,453		Odontoprev S.A.	293,339
1,290,972	*	Petroleo Brasileiro S.A.	6,634,680
1,694,546	*	Petroleo Brasileiro S.A. (Preference)	8,078,699
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,381	*	Porto Seguro S.A.	$303,416
86,500		Qualicorp S.A.	565,757
92,900	*	Raia Drogasil S.A.	1,930,687
287,000	*	Rumo Logistica Operadora Multimodal S.A.	683,588
81,909	*	Satipel Industrial S.A.	196,052
52,505	*	Sul America SA	309,761
167,200		Suzano Papel e Celulose S.A.	711,133
184,321	*	Telefonica Brasil S.A.	2,729,607
318,066		Tim Participacoes S.A.	903,260
173,280		Ultrapar Participacoes S.A.	3,636,275
542,400		Vale S.A.	5,540,418
814,273		Vale S.A. (Preference)	7,899,885
224,240	*	Weg S.A.	1,132,132
		TOTAL BRAZIL	135,634,174

CHILE - 1.1%
1,256,501		AES Gener S.A.	430,823
1,207,642		Aguas Andinas S.A.	655,291
7,714,069	*	Banco de Chile	920,348
15,037		Banco de Credito e Inversiones	773,464
22,952,212		Banco Santander Chile S.A.	1,242,848
585,666		Centros Comerciales Sudamericanos S.A.	1,702,073
55,611		Cia Cervecerias Unidas S.A.	628,790
3,298,370		Colbun S.A.	636,204
53,437,410		Corpbanca S.A.	438,432
103,324		Embotelladora Andina S.A.	373,278
1,466,501	*	Empresa Nacional de Electricidad S.A.	942,115
54,757	*	Empresa Nacional de Telecomunicaciones S.A.	592,810
479,049		Empresas CMPC S.A.	1,034,656
234,878		Empresas COPEC S.A.	2,402,385
8,296,159		Enersis Chile S.A.	798,693
12,140,801		Enersis S.A.	2,173,111
104,466	*	Lan Airlines S.A.	960,412
261,201		SACI Falabella	2,117,517
39,759		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,285,811
		TOTAL CHILE	20,109,061

CHINA - 24.6%
407,000	*,g	3SBio, Inc	397,418
32,787	*,e	58.COM, Inc (ADR)	956,725
312,000		AAC Technologies Holdings, Inc	3,204,144
11,048,000		Agricultural Bank of China	4,614,987
838,000		Air China Ltd	599,613
471,402	*	Alibaba Group Holding Ltd (ADR)	47,757,736
1,752,000	*	Alibaba Health Information Technology Ltd	812,090
2,382,000	*,e	Aluminum Corp of China Ltd	1,230,326
526,500		Anhui Conch Cement Co Ltd	1,694,258
428,000		Anta Sports Products Ltd	1,362,261
990,000		AviChina Industry & Technology Co	726,726
116,345	*	Baidu, Inc (ADR)	20,368,519
34,374,000		Bank of China Ltd	15,568,548
3,865,500		Bank of Communications Co Ltd	2,843,240
660,000		Beijing Capital International Airport Co Ltd	638,498
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Beijing Enterprises Holdings Ltd	$1,186,395
1,974,000		Beijing Enterprises Water Group Ltd	1,369,128
2,838,000		Belle International Holdings Ltd	1,729,888
1,268,000		Brilliance China Automotive Holdings Ltd	1,786,282
279,000	e	Byd Co Ltd	1,543,392
5,119,000	g	CGN Power Co Ltd	1,443,465
3,872,000		China Cinda Asset Management Co Ltd	1,341,398
4,039,600		China Citic Bank	2,656,876
1,474,000	*,e	China Coal Energy Co	768,660
1,891,000		China Communications Construction Co Ltd	2,275,985
988,400		China Communications Services Corp Ltd	671,886
654,500		China Conch Venture Holdings Ltd	1,256,618
35,101,350		China Construction Bank	26,023,732
1,527,000		China Everbright Bank Co Ltd	735,009
1,062,000		China Everbright International Ltd	1,287,999
460,000		China Everbright Ltd	878,245
1,827,000	e	China Evergrande Group	1,272,633
1,315,000		China Galaxy Securities Co Ltd	1,220,750
2,214,000	*,e,g	China Huarong Asset Management Co Ltd	839,271
2,230,000	e	China Huishan Dairy Holdings Co Ltd	832,664
677,424	*	China Insurance International Holdings Co Ltd	1,484,042
3,222,000		China Life Insurance Co Ltd	8,875,276
1,439,000		China Longyuan Power Group Corp	1,175,402
497,000		China Medical System Holdings Ltd	809,878
1,159,000		China Mengniu Dairy Co Ltd	2,163,442
1,699,500		China Merchants Bank Co Ltd	4,256,166
595,780		China Merchants Holdings International Co Ltd	1,592,721
2,660,300		China Minsheng Banking Corp Ltd	2,927,716
2,549,500		China Mobile Hong Kong Ltd	28,688,558
1,256,000		China National Building Material Co Ltd	734,541
1,106,000		China Oilfield Services Ltd	1,179,801
1,646,000		China Overseas Land & Investment Ltd	4,833,399
1,134,400		China Pacific Insurance Group Co Ltd	4,029,397
1,363,000		China Power International Development Ltd	491,194
863,000		China Railway Construction Corp	1,197,415
1,663,000		China Railway Group Ltd	1,455,644
722,677	*	China Resources Beer Holdings Company Ltd	1,467,839
408,000		China Resources Gas Group Ltd	1,289,432
1,189,555		China Resources Land Ltd	2,942,427
891,372		China Resources Power Holdings Co	1,530,919
1,631,500		China Shenhua Energy Co Ltd	3,447,862
726,000		China Southern Airlines Co Ltd	415,808
746,000		China State Construction International Holdings Ltd	1,212,215
6,080,000		China Telecom Corp Ltd	2,870,600
2,556,000		China Unicom Ltd	3,016,901
602,200		China Vanke Co Ltd	1,527,637
356,400		Chongqing Changan Automobile Co Ltd	505,342
1,050,000		Chongqing Rural Commercial Bank	639,378
1,967,000		Citic Pacific Ltd	2,916,073
995,000		CITIC Securities Co Ltd	2,024,758
7,871,000		CNOOC Ltd	9,828,941
765,543		COSCO Pacific Ltd	760,743
2,386,675		Country Garden Holdings Co Ltd	1,368,551
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,792,050		CRRC Corp Ltd	$1,743,887
1,840,000		CSPC Pharmaceutical Group Ltd	2,070,843
160,104	*	Ctrip.com International Ltd (ADR)	6,918,094
1,324,000		Dongfeng Motor Group Co Ltd	1,403,622
344,000		ENN Energy Holdings Ltd	1,695,904
850,000		Far East Horizon Ltd	774,884
1,173,452		Fosun International	1,780,988
1,568,000		Franshion Properties China Ltd	460,246
214,800	e,g	Fuyao Glass Industry Group Co Ltd	634,887
2,235,000		Geely Automobile Holdings Ltd	2,641,597
602,200	e	GF Securities Co Ltd	1,287,453
4,856,668	*	GOME Electrical Appliances Holdings Ltd	604,442
1,327,500	*	Great Wall Motor Co Ltd	1,330,131
1,330,000		Guangdong Investments Ltd	1,650,402
898,000		Guangzhou Automobile Group Co Ltd	1,224,703
382,000		Guangzhou R&F Properties Co Ltd	489,950
290,000		Haitian International Holdings Ltd	589,928
1,328,800		Haitong Securities Co Ltd	2,384,050
336,500		Hengan International Group Co Ltd	2,755,007
9,124,000	*	HengTen Networks Group Ltd	258,313
2,000,000		Huaneng Power International, Inc	1,297,400
1,708,000		Huaneng Renewables Corp Ltd	530,057
643,800	g	Huatai Securities Co Ltd	1,241,610
31,775,000		Industrial & Commercial Bank of China	19,426,746
287,632	*	JD.com, Inc (ADR)	8,168,749
576,000		Jiangsu Express	721,386
752,000		Jiangxi Copper Co Ltd	1,298,655
318,000		Kingsoft Corp Ltd	665,759
3,226,000		Lenovo Group Ltd	2,113,087
676,500		Longfor Properties Co Ltd	973,943
33,883		Netease.com (ADR)	8,602,894
339,100		New China Life insurance Co Ltd	1,636,140
56,344	*	New Oriental Education & Technology Group (ADR)	2,679,157
3,196,000		People’s Insurance Co Group of China Ltd	1,244,915
1,995,055		PICC Property & Casualty Co Ltd	3,015,821
2,257,000		Ping An Insurance Group Co of China Ltd	11,577,903
13,700	*	Qunar Cayman Islands Ltd (ADR)	416,891
1,200,300	*,e	Semiconductor Manufacturing International Corp	1,645,917
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	805,935
1,410,000	*	Shanghai Electric Group Co Ltd	641,697
185,500		Shanghai Fosun Pharmaceutical Group Co Ltd	615,410
237,000		Shanghai Industrial Holdings Ltd	637,834
399,199		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	575,238
301,300		Shanghai Pharmaceuticals Holding Co Ltd	767,339
244,000		Shenzhou International Group Holdings Ltd	1,505,088
24,817	*	Sina Corp	1,730,241
1,194,471		Sino-Ocean Land Holdings Ltd	514,425
532,000		Sinopec Engineering Group Co Ltd	432,043
1,666,000		Sinopec Shanghai Petrochemical Co Ltd	1,031,608
544,400		Sinopharm Group Co	2,487,860
766,000		Sinotrans Ltd	319,390
863,500		Soho China Ltd	436,849
852,000	e	Sunac China Holdings Ltd	756,865
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

299,000		Sunny Optical Technology Group Co Ltd	$1,751,993
19,100	*	TAL Education Group (ADR)	1,546,909
2,376,200		Tencent Holdings Ltd	62,126,604
804,000		Tingyi Cayman Islands Holding Corp	913,927
432,000		Travelsky Technology Ltd	970,362
200,000		Tsingtao Brewery Co Ltd	798,601
169,524	*	Vipshop Holdings Ltd (ADR)	1,919,012
2,831,000	e	Want Want China Holdings Ltd	2,019,790
12,700	*,e	Weibo Corp (ADR)	612,394
419,400		Weichai Power Co Ltd	743,180
1,220,000		Yanzhou Coal Mining Co Ltd	955,691
12,504	*	YY, Inc (ADR)	513,664
600,000		Zhejiang Expressway Co Ltd	602,663
234,000		Zhuzhou CSR Times Electric Co Ltd	1,333,222
3,212,000		Zijin Mining Group Co Ltd	1,099,026
359,864		ZTE Corp	559,511
		TOTAL CHINA	449,236,115

COLOMBIA - 0.4%
186,996		BanColombia S.A. (Preference)	1,762,068
198,544		Cementos Argos S.A.	791,528
35,877		Corp Financiera Colombiana S.A.	422,710
3,055,674	*	Ecopetrol S.A.	1,436,551
107,119		Grupo Argos S.A.	709,060
1,603,675	*	Grupo Aval Acciones y Valores	655,233
97,807		Grupo de Inversiones Suramericana S.A.	1,304,205
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	454,485
151,305		Interconexion Electrica S.A.	546,297
		TOTAL COLOMBIA	8,082,137

CZECH REPUBLIC - 0.2%
62,116		CEZ AS	1,063,931
34,678	*	Komercni Banka AS	1,226,304
162,444	*,g	Moneta Money Bank AS.	537,079
19,025		Telefonica O2 Czech Republic AS	196,855
		TOTAL CZECH REPUBLIC	3,024,169

EGYPT - 0.1%
447,052		Commercial International Bank	1,800,596
944,833	*	Orascom Telecom Holding SAE	353,003
531,056		Talaat Moustafa Group	238,485
		TOTAL EGYPT	2,392,084

GREECE - 0.3%
579,555	*	Alpha Bank AE	1,028,459
633,723	*	Eurobank Ergasias S.A.	384,808
10,570	*	FF Group	202,178
102,523		Hellenic Telecommunications Organization S.A.	929,850
37,462		JUMBO S.A.	526,032
2,370,073	*	National Bank of Greece S.A.	567,151
83,715		OPAP S.A.	741,037
2,432,366	*	Piraeus Bank S.A.	464,540
24,998		Titan Cement Co S.A.	561,565
		TOTAL GREECE	5,405,620
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.5%
5,180,000	*,e	Alibaba Pictures Group Ltd	$870,257
742,000		China Gas Holdings Ltd	1,074,158
2,892,500		Fullshare Holdings Ltd	1,218,659
5,993,799	*,e	GCL Poly Energy Holdings Ltd	774,622
510,000		Haier Electronics Group Co Ltd	897,092
690,000		Nine Dragons Paper Holdings Ltd	794,145
479,000		Shimao Property Holdings Ltd	641,702
1,918,000		Sino Biopharmaceutical	1,505,395
1,012,500		Sun Art Retail Group Ltd	1,020,473
		TOTAL HONG KONG	8,796,503

HUNGARY - 0.3%
22,247		MOL Hungarian Oil and Gas plc	1,567,765
97,126		OTP Bank	2,986,669
50,715		Richter Gedeon Rt	1,092,265
		TOTAL HUNGARY	5,646,699

INDIA - 7.8%
266,943		Ambuja Cements Ltd	901,380
25,796		Apollo Hospitals Enterprise Ltd	467,188
648,962		Ashok Leyland Ltd	869,626
130,351		Asian Paints Ltd	1,865,359
22,272		Associated Cement Co Ltd	464,164
100,317		Aurobindo Pharma Ltd	1,008,105
713,361		Axis Bank Ltd	4,907,272
61,329	*	Bajaj Finance Ltd	938,362
12,970		Bajaj Finserv Ltd	621,046
32,292		Bajaj Holdings and Investment Ltd	1,351,444
42,805		Bharat Forge Ltd	589,059
220,017		Bharat Heavy Electricals	444,414
257,592		Bharat Petroleum Corp Ltd	2,593,386
403,056		Bharti Airtel Ltd	2,070,672
221,925		Bharti Infratel Ltd	962,320
2,801		Bosch Ltd	916,054
69,715		Cadila Healthcare Ltd	360,503
261,575		Cairn India Ltd	1,069,008
146,261		Cipla Ltd	1,241,323
389,860		Coal India Ltd	1,779,467
11,787		Container Corp Of India Ltd	206,922
201,484		Dabur India Ltd	818,805
25,689		Divi S Laboratories Ltd	265,483
46,980		Dr Reddy’s Laboratories Ltd	2,104,369
5,678		Eicher Motors Ltd	1,930,761
129,367		GAIL India Ltd	893,485
49,643		Glenmark Pharmaceuticals Ltd	653,886
45,777		Godrej Consumer Products Ltd	1,066,229
54,191	*	Havells India Ltd	335,516
234,572		HCL Technologies Ltd	2,809,213
18,935		Hero Honda Motors Ltd	885,286
535,754		Hindalco Industries Ltd	1,498,678
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

274,587		Hindustan Lever Ltd	$3,464,209
209,967		Hindustan Petroleum Corp Ltd	1,617,608
632,786		Housing Development Finance Corp	12,775,694
511,889		ICICI Bank Ltd	2,033,246
475,338		Idea Cellular Ltd	772,200
451,423		IDFC Bank Ltd	399,416
124,777		Indiabulls Housing Finance Ltd	1,382,405
786,357		Infosys Technologies Ltd	10,755,688
1,458,343		ITC Ltd	5,557,036
342,330	*	JSW Steel Ltd	1,002,117
137,112		Larsen & Toubro Ltd	2,928,200
136,162		LIC Housing Finance Ltd	1,111,793
94,148		Lupin Ltd	2,046,886
112,750		Mahindra & Mahindra Financial Services Ltd	444,407
158,164		Mahindra & Mahindra Ltd	2,896,734
163,409		Marico Ltd	619,984
45,202		Maruti Suzuki India Ltd	3,933,527
131,861		Motherson Sumi Systems Ltd	644,086
323,508		Mundra Port and Special Economic Zone Ltd	1,402,891
8,934		Nestle India Ltd	770,135
642,068		NTPC Ltd	1,632,031
29,562		Piramal Healthcare Ltd	735,988
254,710		Power Finance Corp Ltd	488,521
572,065		Reliance Industries Ltd	8,823,666
523,288	*	Sesa Sterlite Ltd	1,958,036
3,466		Shree Cement Ltd	790,544
63,813		Shriram Transport Finance Co Ltd	898,248
29,598	*	Siemens India Ltd	500,060
685,695		State Bank of India	2,634,807
403,261		Sun Pharmaceutical Industries Ltd	3,753,050
202,735	*	Tata Consultancy Services Ltd	6,666,592
672,878		Tata Motors Ltd	5,213,142
444,917		Tata Power Co Ltd	523,405
114,171		Tata Steel Ltd	780,822
92,241		Tech Mahindra Ltd	615,300
107,947		Titan Industries Ltd	577,099
37,411		Ultra Tech Cement Ltd	2,040,371
141,514	*	United Phosphorus Ltd	1,513,616
28,278	*	United Spirits Ltd	908,835
253,894		Wipro Ltd	1,716,882
131,765		Yes Bank Ltd	2,714,895
232,137		ZEE Telefilms Ltd	1,673,130
		TOTAL INDIA	142,606,087

INDONESIA - 2.4%
7,349,000		Adaro Energy Tbk	934,050
4,644,300		Bank Rakyat Indonesia	4,078,129
864,400		Indofood CBP Sukses Makmur Tbk	543,893
585,800		PT AKR Corporindo Tbk	292,845
8,395,600		PT Astra International Tbk	5,005,084
5,185,900		PT Bank Central Asia Tbk	5,943,853
1,026,066		PT Bank Danamon Indonesia Tbk	319,767
3,874,171		PT Bank Mandiri Persero Tbk	3,164,347
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,953,793		PT Bank Negara Indonesia	$1,262,041
2,356,000		PT Bumi Serpong Damai	323,165
2,657,400		PT Charoen Pokphand Indonesia Tbk	617,600
1,795,675	*	PT Excelcomindo Pratama	391,494
202,800		PT Gudang Garam Tbk	937,736
3,584,400		PT Hanjaya Mandala Sampoerna Tbk	1,032,562
555,900		PT Indocement Tunggal Prakarsa Tbk	625,742
1,832,500		PT Indofood Sukses Makmur Tbk	1,087,638
1,305,970		PT Jasa Marga Tbk	413,075
7,666,300		PT Kalbe Farma Tbk	833,244
9,202,500		PT Lippo Karawaci Tbk	506,745
1,009,000		PT Matahari Department Store Tbk	1,117,047
1,577,800		PT Media Nusantara Citra Tbk	200,413
8,991,000		PT Pakuwon Jati Tbk	377,412
4,664,400		PT Perusahaan Gas Negara Persero Tbk	1,007,338
1,132,300		PT Semen Gresik Persero Tbk	765,800
3,316,600		PT Summarecon Agung Tbk	325,661
2,125,900		PT Surya Citra Media Tbk	449,331
20,969,300		PT Telekomunikasi Indonesia Persero Tbk	6,078,678
654,600		PT Unilever Indonesia Tbk	2,018,538
886,000		PT United Tractors Tbk	1,450,009
1,793,000		PT Waskita Karya Persero Tbk	343,959
1,121,400		Tower Bersama Infrastructure	415,722
		TOTAL INDONESIA	42,862,918

KOREA, REPUBLIC OF - 14.0%
13,622		Amorepacific Corp	3,717,970
3,527		Amorepacific Corp (Preference)	545,090
7,364	*	BGF retail Co Ltd	582,664
92,394	*	BS Financial Group, Inc	678,116
33,236	*,e	Celltrion, Inc	2,872,160
25,429	*	Cheil Communications, Inc	405,790
31,894	*	Cheil Industries, Inc	3,460,585
3,297	*	CJ CheilJedang Corp	1,006,985
5,758	*	CJ Corp	904,118
6,668	*	CJ E&M Corp	501,838
11,754		Daelim Industrial Co	851,299
44,028	*	Daewoo Engineering & Construction Co Ltd	196,650
18,314	*	Daewoo International Corp	401,856
158,218		Daewoo Securities Co Ltd	1,200,417
52,544	*	DGB Financial Group Co Ltd	446,257
20,907	*	Dongbu Insurance Co Ltd	1,065,240
12,877	*	Dongsuh Co, Inc	283,669
18,432		Doosan Heavy Industries and Construction Co Ltd	436,668
8,042	*	E-Mart Co Ltd	1,407,847
7,729	*	GLOVIS Co Ltd	1,034,971
18,269	*	GS Engineering & Construction Corp	435,413
29,197	*	GS Holdings Corp	1,285,622
9,811	*	GS Retail Co Ltd	440,135
121,459		Hana Financial Group, Inc	3,601,353
29,980		Hankook Tire Co Ltd	1,462,999
4,221	e	Hanmi Holdings Co Ltd	210,209
1,887	e	Hanmi Pharm Co Ltd	468,661
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

64,900	*	Hanon Systems	$508,209
3,847		Hanssem Co Ltd	691,023
46,278		Hanwha Chemical Corp	1,039,572
15,925		Hanwha Corp	483,261
6,349		Honam Petrochemical Corp	2,057,446
17,447	*	Hotel Shilla Co Ltd	651,638
247,312	*	Hynix Semiconductor, Inc	11,421,831
8,927		Hyosung Corp	1,040,679
5,144	*	Hyundai Department Store Co Ltd	425,544
24,071		Hyundai Development Co	905,722
26,981		Hyundai Engineering & Construction Co Ltd	965,812
16,876	*	Hyundai Heavy Industries	1,924,560
26,030	*	Hyundai Marine & Fire Insurance Co Ltd	674,627
28,716		Hyundai Mobis	5,973,964
65,434	*	Hyundai Motor Co	7,877,483
15,887	*	Hyundai Motor Co Ltd (2nd Preference)	1,314,562
8,514	*	Hyundai Motor Co Ltd (Preference)	682,803
33,052	*	Hyundai Steel Co	1,657,499
8,963	*	Hyundai Wia Corp	498,868
96,356		Industrial Bank of Korea	1,052,531
13,289	e	Kakao Corp	889,708
50,012		Kangwon Land, Inc	1,407,273
167,466	*	KB Financial Group, Inc	6,776,568
2,073	*	KCC Corp	619,750
10,866		KEPCO Plant Service & Engineering Co Ltd	511,389
111,155	*	Kia Motors Corp	3,483,896
28,105		Korea Aerospace Industries Ltd	1,500,331
107,759		Korea Electric Power Corp	3,946,459
2,508	*	Korea Express Co Ltd	351,780
11,459		Korea Gas Corp	457,621
13,711		Korea Investment Holdings Co Ltd	549,907
7,908	*	Korea Kumho Petrochemical	560,496
91,371		Korea Life Insurance Co Ltd	506,831
4,006		Korea Zinc Co Ltd	1,694,155
13,452	*	Korean Air Lines Co Ltd	305,757
9,181	*	KT Corp	232,351
48,985	*	KT&G Corp	4,243,284
19,442	*	LG Chem Ltd	4,384,095
2,995	*	LG Chem Ltd (Preference)	441,087
39,947	*	LG Corp	2,038,165
47,813	*	LG Electronics, Inc	2,284,982
3,960	*	LG Household & Health Care Ltd	2,994,457
788	*	LG Household & Health Care Ltd (Preference)	359,166
5,319	*	LG Innotek Co Ltd	454,153
76,539	*	LG Telecom Ltd	751,798
95,822	*	LG.Philips LCD Co Ltd	2,527,946
376		Lotte Chilsung Beverage Co Ltd	469,324
2,100		Lotte Confectionery Co Ltd	369,107
4,608	*	Lotte Shopping Co Ltd	896,647
11,943	*	Naver Corp	7,801,326
7,429	*	NCsoft	1,945,001
6,518	*	OCI Co LTD	482,085
1,589		Orion Corp	887,825
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

437		Ottogi Corp	$244,428
11,929		Pacific Corp	1,391,904
31,195	*	POSCO	7,291,054
8,250	*	S1 Corp (Korea)	598,630
6,921	*	Samsung Biologics Co Ltd	958,851
10,475	*	Samsung Card Co	354,056
21,968	*	Samsung Electro-Mechanics Co Ltd	1,072,859
41,268	*	Samsung Electronics Co Ltd	70,187,579
7,485	*	Samsung Electronics Co Ltd (Preference)	10,115,973
14,124	*	Samsung Fire & Marine Insurance Co Ltd	3,272,308
91,250	*	Samsung Heavy Industries Co Ltd	817,278
29,830	*	Samsung Life Insurance Co Ltd	2,850,236
23,635	*	Samsung SDI Co Ltd	2,348,771
14,477	*	Samsung SDS Co Ltd	1,569,417
24,639		Samsung Securities Co Ltd	687,952
14,025		Samsung Techwin Co Ltd	503,857
180,408	*	Shinhan Financial Group Co Ltd	7,130,133
2,948	*	Shinsegae Co Ltd	446,408
19,282	*	SK C&C Co Ltd	3,592,702
29,304	*	SK Energy Co Ltd	3,969,809
49,287	*	SK Networks Co Ltd	280,729
8,377	*	SK Telecom Co Ltd	1,605,925
22,514		S-Oil Corp	1,572,447
21,424	*	Woongjin Coway Co Ltd	1,611,046
117,515	*	Woori Bank	1,326,604
48,259		Woori Investment & Securities Co Ltd	475,036
3,861		Yuhan Corp	625,590
		TOTAL KOREA, REPUBLIC OF	255,778,518

MALAYSIA - 2.3%
368,700		AirAsia BHD	212,255
318,400		Alliance Financial Group BHD	270,275
668,800		AMMB Holdings BHD	691,529
593,000		Astro Malaysia Holdings BHD	364,140
169,493		Berjaya Sports Toto BHD	112,115
63,100		British American Tobacco Malaysia BHD	660,132
1,305,648		Bumiputra-Commerce Holdings BHD	1,465,629
1,210,596		Dialog Group BHD	418,118
1,449,300		Digi.Com BHD	1,622,876
377,000		Felda Global Ventures Holdings BHD	157,319
663,700		Gamuda BHD	721,015
928,275		Genting BHD	1,719,418
146,600		Genting Plantations BHD	361,080
196,700		HAP Seng Consolidated BHD	386,262
176,000		Hartalega Holdings BHD	187,543
267,387		Hong Leong Bank BHD	795,874
69,106		Hong Leong Credit BHD	229,102
1,567,000		IHH Healthcare BHD	2,228,717
1,066,600		IJM Corp BHD	797,214
1,032,300		IOI Corp BHD	1,028,053
400,833		IOI Properties Group Sdn BHD	193,652
179,200		Kuala Lumpur Kepong BHD	975,101
120,700	*	Lafarge Malayan Cement BHD	188,139
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,479,516		Malayan Banking BHD	$2,745,745
313,576		Malaysia Airports Holdings BHD	437,499
679,100		Maxis BHD	943,098
411,400		MISC BHD	679,897
1,028,000		Petronas Chemicals Group BHD	1,654,733
175,700		Petronas Dagangan BHD	933,411
316,800		Petronas Gas BHD	1,495,253
208,200		PPB Group BHD	764,270
1,182,540		Public Bank BHD	5,366,081
1,236,900		Resorts World BHD	1,406,774
265,670		RHB Capital BHD	293,915
2,280,900	*	Sapurakencana Petroleum BHD	886,150
962,165		Sime Darby BHD	1,934,539
397,465		Telekom Malaysia BHD	533,902
1,479,550		Tenaga Nasional BHD	4,472,093
1,153,308		TM International BHD	1,232,414
180,500	*	UMW Holdings BHD	230,235
307,800		Westports Holdings BHD	289,947
1,549,800		YTL Corp BHD	532,256
581,269		YTL Power International BHD	187,654
		TOTAL MALAYSIA	42,805,424

MEXICO - 3.3%
1,207,650		Alfa S.A. de C.V. (Class A)	1,567,075
14,087,570		America Movil S.A. de C.V. (Series L)	8,876,720
5,799,243	*	Cemex S.A. de C.V.	5,356,099
205,160		Coca-Cola Femsa S.A. de C.V.	1,272,959
77,800		El Puerto de Liverpool SAB de C.V.	490,897
154,325		Embotelladoras Arca SAB de C.V.	832,549
1,093,300		Fibra Uno Administracion S.A. de C.V.	1,563,393
773,737		Fomento Economico Mexicano S.A. de C.V.	5,820,049
375,886	e	Gentera SAB de C.V.	548,864
85,075		Gruma SAB de C.V.	1,144,628
147,728		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,144,576
83,470		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,209,331
673,320		Grupo Bimbo S.A. de C.V. (Series A)	1,492,679
198,598		Grupo Carso S.A. de C.V. (Series A1)	798,068
1,036,287		Grupo Financiero Banorte S.A. de C.V.	4,966,883
960,532		Grupo Financiero Inbursa S.A.	1,423,744
758,200		Grupo Financiero Santander Mexico SAB de C.V.	1,081,299
199,700	e	Grupo Lala SAB de C.V.	298,781
1,602,056		Grupo Mexico S.A. de C.V. (Series B)	4,804,593
1,037,026		Grupo Televisa S.A.	4,625,305
71,387		Industrias Penoles S.A. de C.V.	1,688,148
233,900		Infraestructura Energetica ,NV SAB de C.V.	1,032,464
600,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,078,239
521,823		Mexichem SAB de C.V.	1,236,651
281,300		OHL Mexico SAB de CV	266,549
94,325	*	Promotora y Operadora de Infraestructura SAB de C.V.	822,367
2,225,589		Wal-Mart de Mexico SAB de C.V.	3,938,151
		TOTAL MEXICO	59,381,061
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PERU - 0.4%
88,622		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$1,222,098
27,390		Credicorp Ltd (NY)	4,483,195
45,148		Southern Copper Corp (NY)	1,731,877
		TOTAL PERU	7,437,170

PHILIPPINES - 1.2%
709,400		Aboitiz Equity Ventures, Inc	1,060,245
750,800		Aboitiz Power Corp	636,203
648,600		Alliance Global Group, Inc	163,536
103,948		Ayala Corp	1,672,128
3,288,700		Ayala Land, Inc	2,350,710
881,529		Banco de Oro Universal Bank	1,997,550
226,990		Bank of the Philippine Islands	408,817
1,227,500		DMCI Holdings, Inc	318,895
12,040		Globe Telecom, Inc	416,132
39,520		GT Capital Holdings, Inc	1,036,292
180,030		International Container Term Services, Inc	280,016
1,236,130		JG Summit Holdings (Series B)	1,845,746
208,320		Jollibee Foods Corp	860,523
3,150,900		Megaworld Corp	232,594
5,260,800		Metro Pacific Investments Corp	721,393
366,672		Metropolitan Bank & Trust	600,664
40,555		PLDT, Inc	1,198,795
4,138,100		PNOC Energy Development Corp	454,063
475,000		Robinsons Land Corp	239,802
48,690		Security Bank Corp	208,734
88,080		SM Investments Corp	1,221,702
3,593,575		SM Prime Holdings	2,145,901
357,100		Universal Robina	1,170,150
		TOTAL PHILIPPINES	21,240,591

POLAND - 1.1%
36,388	*	Alior Bank S.A.	555,101
8,150		Bank Handlowy w Warszawie S.A.	156,392
216,854	*	Bank Millennium S.A.	318,401
62,047		Bank Pekao S.A.	2,099,098
12,753		Bank Zachodni WBK S.A.	1,098,980
4,389	*	BRE Bank S.A.	414,923
9,919		CCC S.A.	512,340
64,284	*	Cyfrowy Polsat S.A.	389,058
26,188		Eurocash S.A.	260,919
78,204	*	Grupa Lotos S.A.	736,997
17,116	*	Jastrzebska Spolka Weglowa S.A.	286,271
70,852		KGHM Polska Miedz S.A.	2,197,541
470		LPP S.A.	598,920
998,083		Polish Oil & Gas Co	1,370,624
348,557		Polska Grupa Energetyczna S.A.	951,726
149,386		Polski Koncern Naftowy Orlen S.A.	3,031,601
360,138	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	2,762,974
215,643		Powszechny Zaklad Ubezpieczen S.A.	1,897,598
95,708		Synthos S.A.	143,411
303,984	*	Tauron Polska Energia S.A.	223,925
212,799		Telekomunikacja Polska S.A.	287,110
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,692		Zaklady Azotowe w Tarnowie-Moscicach S.A.	$234,918
		TOTAL POLAND	20,528,828

QATAR - 0.8%
46,925	*	Barwa Real Estate Co	448,938
77,733	*	Commercial Bank of Qatar QSC	698,095
50,893	*	Doha Bank QSC	506,577
309,724	*	Ezdan Holding Group QSC	1,277,864
65,200	*	Industries Qatar QSC	2,051,067
152,035	*	Masraf Al Rayan	1,672,274
27,725	*	Ooredoo QSC	799,507
9,966	*	Qatar Electricity & Water Co	632,532
177,402	*	Qatar Gas Transport Co Ltd	1,172,694
48,960	*	Qatar Insurance Co SAQ	1,151,003
24,337	*	Qatar Islamic Bank SAQ	709,828
87,544	*	Qatar National Bank	3,911,789
		TOTAL QATAR	15,032,168

ROMANIA - 0.1%
96,053		New Europe Property Investments plc	1,119,133
		TOTAL ROMANIA	1,119,133

RUSSIA - 4.0%
102,510		AFK Sistema (GDR)	981,021
2,599,988		Gazprom OAO (ADR)	12,900,306
32,928		Gazpromneft OAO (ADR)	642,610
186,294		LUKOIL PJSC (ADR)	10,498,552
129,146		Magnit OAO (GDR)	4,740,839
194,250		MMC Norilsk Nickel PJSC (ADR)	3,150,433
238,149		Mobile TeleSystems (ADR)	2,493,420
41,720		NovaTek OAO (GDR)	5,309,185
56,233	*	PhosAgro OAO (ADR)	863,177
581,261		Rosneft Oil Co (GDR)	3,854,244
69,382		Rostelecom (ADR)	590,244
729,325		RusHydro PJSC (ADR)	1,239,014
1,162,169		Sberbank of Russian Federation (ADR)	13,626,680
104,429		Severstal (GDR)	1,658,821
695,668		Surgutneftegaz (ADR)	3,738,836
109,877		Tatneft PAO (ADR)	4,479,372
1,281,132		VTB Bank OJSC (GDR)	2,921,232
		TOTAL RUSSIA	73,687,986

SOUTH AFRICA - 6.6%
331,683	*,m	African Bank Investments Ltd	246
28,198	*	Anglo American Platinum Ltd	738,230
181,582	*	AngloGold Ashanti Ltd	2,307,514
153,224		Aspen Pharmacare Holdings Ltd	3,505,559
176,620		Barclays Africa Group Ltd	2,080,128
138,331		Bid Corp Ltd	2,400,019
128,059		Bidvest Group Ltd	1,508,113
138,112	*,e	Brait S.A.	812,752
15,072		Capitec Bank Holdings Ltd	787,653
92,038		Coronation Fund Managers Ltd	457,243
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

145,649		Discovery Holdings Ltd	$1,243,040
112,977		Exxaro Resources Ltd	891,407
1,413,207		FirstRand Ltd	5,264,360
260,733		Fortress Income Fund Ltd	676,036
431,936		Fortress Income Fund Ltd (A Shares)	554,529
82,221		Foschini Ltd	983,330
380,123		Gold Fields Ltd	1,314,446
120,662		Gold Reef Resorts Ltd	236,783
810,351		Growthpoint Properties Ltd	1,585,443
87,240		Hyprop Investments Ltd	776,049
287,698	*	Impala Platinum Holdings Ltd	1,146,538
59,528		Imperial Holdings Ltd	739,081
94,730		Investec Ltd	669,571
40,805		Liberty Holdings Ltd	333,102
385,587		Life Healthcare Group Holdings Pte Ltd	961,464
45,598		Massmart Holdings Ltd	454,491
414,362		Metropolitan Holdings Ltd	762,310
46,803		Mondi Ltd	1,028,346
103,781		Mr Price Group Ltd	1,256,322
707,768		MTN Group Ltd	6,599,828
186,511		Naspers Ltd (N Shares)	29,713,410
80,298		Nedbank Group Ltd	1,385,062
415,600		Network Healthcare Holdings Ltd	999,595
147,313		Pick’n Pay Stores Ltd	747,333
54,532		Pioneer Foods Ltd	671,341
37,394		PSG Group Ltd	631,948
251,717		Rand Merchant Investment Holdings Ltd	729,958
2,029,284		Redefine Properties Ltd	1,681,096
220,240		Remgro Ltd	3,684,178
116,880		Resilient REIT Ltd	1,014,893
294,707		RMB Holdings Ltd	1,421,877
585,184		Sanlam Ltd	2,826,940
211,304		Sappi Ltd	1,358,644
240,922		Sasol Ltd	7,187,177
179,901		Shoprite Holdings Ltd	2,387,959
362,077		Sibanye Gold Ltd	818,635
77,630		Spar Group Ltd	1,097,478
537,153		Standard Bank Group Ltd	5,744,147
1,265,812		Steinhoff International Holdings NV	6,103,587
91,536		Telkom S.A. Ltd	501,643
69,660		Tiger Brands Ltd	2,102,561
176,836		Truworths International Ltd	1,062,985
147,812		Vodacom Group Pty Ltd	1,656,475
409,260		Woolworths Holdings Ltd	2,248,490
		TOTAL SOUTH AFRICA	119,851,345

TAIWAN - 11.6%
1,163,912		Acer, Inc	537,474
2,704,372		Advanced Semiconductor Engineering, Inc	2,980,200
121,850		Advantech Co Ltd	1,033,658
1,038,512		Asia Cement Corp	890,263
721,000	*	Asia Pacific Telecom Co Ltd	233,786
294,500		Asustek Computer, Inc	2,573,906
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,424,000		AU Optronics Corp	$1,417,798
59,000		Casetek Holdings Ltd	181,462
270,000		Catcher Technology Co Ltd	2,202,049
3,479,270		Cathay Financial Holding Co Ltd	5,298,508
409,518		Chailease Holding Co Ltd	732,589
1,826,154		Chang Hwa Commercial Bank	1,014,068
795,490		Cheng Shin Rubber Industry Co Ltd	1,583,664
180,065		Chicony Electronics Co Ltd	424,796
912,000		China Airlines	273,949
5,254,754		China Development Financial Holding Corp	1,343,127
1,458,346		China Life Insurance Co Ltd (Taiwan)	1,427,251
4,910,850		China Steel Corp	3,976,141
7,417,908		Chinatrust Financial Holding Co	4,225,341
1,659,600		Chunghwa Telecom Co Ltd	5,413,116
1,771,000		Compal Electronics, Inc	1,068,538
813,929		Delta Electronics, Inc	4,546,112
3,279,130		E.Sun Financial Holding Co Ltd	1,936,992
78,742		Eclat Textile Co Ltd	822,500
721,315		Eva Airways Corp	348,368
524,491	*	Evergreen Marine Corp Tawain Ltd	216,931
1,189,852		Far Eastern Textile Co Ltd	991,664
682,000		Far EasTone Telecommunications Co Ltd	1,620,403
122,662		Feng TAY Enterprise Co Ltd	536,172
3,895,727		First Financial Holding Co Ltd	2,173,997
1,349,270		Formosa Chemicals & Fibre Corp	4,182,649
623,000		Formosa Petrochemical Corp	2,128,152
1,764,600		Formosa Plastics Corp	5,098,683
234,000		Formosa Taffeta Co Ltd	225,318
349,512		Foxconn Technology Co Ltd	986,446
2,842,812		Fubon Financial Holding Co Ltd	4,620,281
4,072,112		Fuhwa Financial Holdings Co Ltd	1,616,908
107,000		Giant Manufacturing Co Ltd	703,219
265,500	*	High Tech Computer Corp	676,587
265,290		Highwealth Construction Corp	394,541
85,975		Hiwin Technologies Corp	443,216
6,583,141		Hon Hai Precision Industry Co, Ltd	17,654,521
91,000		Hotai Motor Co Ltd	1,045,751
2,849,255		Hua Nan Financial Holdings Co Ltd	1,498,499
3,809,061		InnoLux Display Corp	1,613,576
1,051,060		Inventec Co Ltd	790,500
42,000		Largan Precision Co Ltd	6,007,524
817,778		Lite-On Technology Corp	1,235,210
639,961		MediaTek, Inc	4,381,232
4,657,046		Mega Financial Holding Co Ltd	3,471,767
75,000		Merida Industry Co Ltd	390,720
262,000		Micro-Star International Co Ltd	635,657
2,066,860		Nan Ya Plastics Corp	4,868,655
272,000		Nanya Technology Corp	419,037
56,000		Nien Made Enterprise Co Ltd	525,712
247,000		Novatek Microelectronics Corp Ltd	874,852
40,000	*	OBI Pharma, Inc	370,550
803,000		Pegatron Technology Corp	1,933,696
50,000		Phison Electronics Corp	395,802
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

883,000		Pou Chen Corp	$1,118,793
238,000		Powertech Technology, Inc	652,340
248,000		President Chain Store Corp	1,855,057
1,101,000		Quanta Computer, Inc	2,244,767
160,085		Realtek Semiconductor Corp	558,682
335,111	*	Ruentex Development Co Ltd	408,333
148,730		Ruentex Industries Ltd	275,969
2,932,093	*	Shin Kong Financial Holding Co Ltd	753,124
922,169		Siliconware Precision Industries Co	1,404,638
3,745,800		SinoPac Financial Holdings Co Ltd	1,105,125
133,017		Standard Foods Corp	326,930
526,050		Synnex Technology International Corp	548,984
58,000	*	TaiMed Biologics, Inc	297,567
3,127,294		Taishin Financial Holdings Co Ltd	1,180,929
990,236		Taiwan Business Bank	258,704
1,420,914		Taiwan Cement Corp	1,611,396
3,540,627		Taiwan Cooperative Financial Holding	1,617,955
361,000		Taiwan Fertilizer Co Ltd	469,618
703,200		Taiwan Mobile Co Ltd	2,348,786
10,477,000		Taiwan Semiconductor Manufacturing Co Ltd	62,430,982
791,000		Teco Electric and Machinery Co Ltd	714,982
77,000		Transcend Information, Inc	210,027
2,047,569		Uni-President Enterprises Corp	3,512,497
5,073,000		United Microelectronics Corp	1,842,157
312,000		Vanguard International Semiconductor Corp	563,855
1,007,476		Wistron Corp	860,271
541,500		WPG Holdings Co Ltd	648,121
255,000		Yulon Motor Co Ltd	224,490
126,127		Zhen Ding Technology Holding Ltd	264,905
		TOTAL TAIWAN	211,524,068

THAILAND - 2.2%
440,300		Advanced Info Service PCL (Foreign)	2,000,795
175,200	*	Airports of Thailand PCL (Foreign)	2,060,006
94,700		Bangkok Bank PCL (Foreign)	488,270
1,417,400		Bangkok Dusit Medical Services PCL	893,037
2,700,000		Bangkok Expressway & Metro PCL	541,638
1,218,900		Banpu PCL (Foreign)	672,185
273,300		BEC World PCL (Foreign)	139,716
466,400		Berli Jucker PCL	662,781
1,644,900	*	BTS Group Holdings PCL (Foreign)	390,196
127,300		Bumrungrad Hospital PCL (Foreign)	646,896
461,700		Central Pattana PCL (Foreign)	747,427
1,106,900		Charoen Pokphand Foods PCL	896,193
2,049,400		CP Seven Eleven PCL (Foreign)	3,520,116
130,200		Delta Electronics Thai PCL	316,884
52,000		Electricity Generating PCL	298,065
509,100		Energy Absolute PCL (Foreign)	411,946
211,800		Glow Energy PCL (Foreign)	469,134
1,481,926		Home Product Center PCL (Foreign)	418,628
528,278		Indorama Ventures PCL (Foreign)	525,143
6,194,600		IRPC PCL (Foreign)	915,111
746,000		Kasikornbank PCL (Foreign)	3,975,751
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

110,200		KCE Electronics PCL	$341,407
1,447,950		Krung Thai Bank PCL (Foreign)	781,619
800,170		Minor International PCL (Foreign)	790,229
629,784		PTT Exploration & Production PCL (Foreign)	1,753,409
891,041		PTT Global Chemical PCL (Foreign)	1,720,840
453,100		PTT PCL (Foreign)	5,200,693
203,000		Robinson Department Store PCL	334,123
166,750		Siam Cement PCL (Foreign)	2,387,876
720,800		Siam Commercial Bank PCL (Foreign)	3,101,426
484,900		Thai Oil PCL (Foreign)	988,330
666,000		Thai Union Group PCL	393,442
3,120,700		TMB Bank PCL (Foreign)	207,490
5,286,748		True Corp PCL	983,798
		TOTAL THAILAND	39,974,600

TURKEY - 1.0%
918,729		Akbank TAS	2,047,842
75,143		Anadolu Efes Biracilik Ve Malt Sanayii AS	421,867
98,084		Arcelik AS	594,926
91,348		BIM Birlesik Magazalar AS	1,303,944
40,123		Coca-Cola Icecek AS	411,298
798,927		Emlak Konut Gayrimenkul Yatiri	650,654
440,037		Eregli Demir ve Celik Fabrikalari TAS	678,055
21,083		Ford Otomotiv Sanayi AS	195,123
398,343		Haci Omer Sabanci Holding AS	1,054,743
239,956		KOC Holding AS	966,615
358,286		Petkim Petrokimya Holding	399,803
83,385		TAV Havalimanlari Holding AS	343,187
35,268		Tofas Turk Otomobil Fabrik	243,543
73,687		Tupras Turkiye Petrol Rafine	1,601,923
341,522	*	Turk Hava Yollari	501,486
171,538		Turk Sise ve Cam Fabrikalari AS	183,856
178,558		Turk Telekomunikasyon AS	266,672
323,121	*	Turkcell Iletisim Hizmet AS	971,839
982,566		Turkiye Garanti Bankasi AS	2,170,353
239,561		Turkiye Halk Bankasi AS	713,939
643,834		Turkiye Is Bankasi (Series C)	1,017,690
227,268		Turkiye Vakiflar Bankasi Tao	296,273
56,816		Ulker Biskuvi Sanayi AS	274,236
409,675	*	Yapi ve Kredi Bankasi	416,206
		TOTAL TURKEY	17,726,073

UNITED ARAB EMIRATES - 0.8%
765,982	*	Abu Dhabi Commercial Bank PJSC	1,485,319
1,166,017	*	Aldar Properties PJSC	812,062
71,775		DP World Ltd	1,356,547
528,628	*	Dubai Islamic Bank PJSC	856,068
936,289	*	Dubai Parks & Resorts PJSC	305,340
735,021	*	Emaar Malls Group PJSC	505,915
1,479,850		Emaar Properties PJSC	2,990,577
738,030		Emirates Telecommunications Group Co PJSC	3,596,814
385,047		First Gulf Bank PJSC	1,356,041
286,770	*	National Bank of Abu Dhabi PJSC	811,282
		TOTAL UNITED ARAB EMIRATES	14,075,965
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 5.0%
864,000		iShares Core MSCI Emerging Markets ETF	$39,087,360
1,275,530		iShares MSCI Emerging Markets	47,628,290
173,932	*	Yum China Holdings, Inc	4,779,652
		TOTAL UNITED STATES	91,495,302

		TOTAL COMMON STOCKS	1,815,453,799
		(Cost $1,793,672,367)

PREFERRED STOCKS - 0.3%
BRAZIL - 0.3%
1,617,006	*	ITAUSA Investimentos Itau PR	4,762,369
		TOTAL BRAZIL	4,762,369

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	618
		TOTAL PHILIPPINES	618

		TOTAL PREFERRED STOCKS	4,762,987
		(Cost $4,631,242)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
1,549		Multiplan Empreendimentos Imobiliarios S.A.	2,192
		TOTAL BRAZIL	2,192

INDIA - 0.0%
158,766		Tata Motors Ltd (DVR)	782,710
		TOTAL INDIA	782,710

KOREA, REPUBLIC OF - 0.0%
3,202	m	Korean Air Lines Co Ltd	15,469
3,317	m	Samsung Securities Co Ltd	17,546
		TOTAL KOREA, REPUBLIC OF	33,015

		TOTAL RIGHTS / WARRANTS	817,917
		(Cost $711,957)

302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.2%
$4,050,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	$4,050,000
		TOTAL GOVERNMENT AGENCY DEBT			4,050,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
16,536,006	c	State Street Navigator Securities Lending Government Money Market Portfolio			16,536,006
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,536,006
		TOTAL SHORT-TERM INVESTMENTS			20,586,006
		(Cost $20,586,006)

		TOTAL INVESTMENTS - 100.9%			1,841,620,709
		(Cost $1,819,601,572)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(16,446,237)
		NET ASSETS - 100.0%			$1,825,174,472

Abbreviation(s):
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,409,845.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/17, the aggregate value of these securities amounted to $5,093,730 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$467,094,118	25.6%
INFORMATION TECHNOLOGY	418,287,726	22.9
CONSUMER DISCRETIONARY	175,802,655	9.6
ENERGY	137,259,120	7.5
MATERIALS	128,509,493	7.1
CONSUMER STAPLES	123,231,137	6.8
TELECOMMUNICATION SERVICES	100,403,684	5.5
INDUSTRIALS	96,974,512	5.3
UTILITIES	88,705,372	4.9
REAL ESTATE	43,846,933	2.4
HEALTH CARE	40,919,953	2.2
SHORT - TERM INVESTMENTS	20,586,006	1.1
OTHER ASSETS & LIABILITIES, NET	(16,446,237)	(0.9)

NET ASSETS	$1,825,174,472	100.0%
304

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.6%
457,798		AGL Energy Ltd	$7,850,134
1,701,603	e	Alumina Ltd	2,507,237
791,776		Amcor Ltd	8,593,950
2,026,890		AMP Ltd	7,693,202
754,932	*	APA Group	4,822,585
368,352		Aristocrat Leisure Ltd	4,271,701
1,199,334		AusNet Services	1,438,564
1,998,441		Australia & New Zealand Banking Group Ltd	44,402,132
132,058		Australian Stock Exchange Ltd	4,998,293
257,842		Bank of Queensland Ltd	2,342,634
313,111		Bendigo Bank Ltd	2,981,898
2,192,633		BHP Billiton Ltd	44,484,651
1,442,174		BHP Billiton plc	26,302,073
912,130		Boral Ltd	4,030,968
1,074,590		Brambles Ltd	8,492,501
178,685		Caltex Australia Ltd	3,877,935
385,103		Challenger Financial Services Group Ltd	3,222,314
66,401		CIMIC Group Ltd	1,728,348
388,657		Coca-Cola Amatil Ltd	2,874,251
38,932		Cochlear Ltd	3,698,313
1,171,247		Commonwealth Bank of Australia	72,570,546
315,770		Computershare Ltd	3,088,250
244,793		Crown Resorts Ltd	2,117,624
311,551		CSL Ltd	26,559,730
655,722	*	Dexus Property Group	4,466,948
41,515		Domino’s Pizza Enterprises Ltd	1,872,896
1,658,140	*	DUET Group (ASE Exchange)	3,523,890
39,648	e	Flight Centre Travel Group Ltd	901,473
1,072,972		Fortescue Metals Group Ltd	5,429,549
1,226,651	*	GPT Group (ASE)	4,356,089
384,290		Harvey Norman Holdings Ltd	1,457,541
1,202,204		Healthscope Ltd	1,996,460
1,141,316		Incitec Pivot Ltd	3,335,630
1,650,284		Insurance Australia Group Ltd	7,222,349
378,077		Lend Lease Corp Ltd	4,042,853
1,218,574	*	Macquarie Goodman Group	6,399,109
209,017		Macquarie Group Ltd	13,422,121
1,881,601		Medibank Pvt Ltd	3,856,030
2,536,428	*	Mirvac Group	3,907,057
1,814,049		National Australia Bank Ltd	41,716,077
522,239		Newcrest Mining Ltd	8,564,288
931,512		Oil Search Ltd	4,864,889
258,878		Orica Ltd	3,685,134
1,197,601	*	Origin Energy Ltd	6,421,821
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

344,430		Qantas Airways Ltd	$890,294
937,714		QBE Insurance Group Ltd	8,896,270
1,399,735		QR National Ltd	5,317,741
95,778		Ramsay Health Care Ltd	4,854,537
35,331		REA Group Ltd	1,410,508
1,253,425	*	Santos Ltd	3,813,281
3,634,985		Scentre Group	12,129,621
224,285		Seek Ltd	2,458,300
269,785		Sonic Healthcare Ltd	4,254,862
3,631,868		South32 Ltd	7,601,440
1,638,490	*	Stockland Trust Group	5,406,883
872,581		Suncorp-Metway Ltd	8,627,152
746,285	*	Sydney Airport	3,311,753
572,114		Tabcorp Holdings Ltd	2,056,320
1,010,078		Tattersall’s Ltd	3,325,383
2,923,656		Telstra Corp Ltd	11,092,472
238,758	e	TPG Telecom Ltd	1,172,925
1,394,708	*	Transurban Group (ASE)	10,792,384
506,981		Treasury Wine Estates Ltd	4,472,597
2,277,623	*	Vicinity Centres	4,942,096
366,314	e	Vocus Communications Ltd	1,123,374
768,620		Wesfarmers Ltd	23,480,720
1,338,296		Westfield Corp	8,921,569
2,284,999		Westpac Banking Corp	55,007,862
517,476		Woodside Petroleum Ltd	12,407,310
871,585		Woolworths Ltd	16,265,860
		TOTAL AUSTRALIA	650,425,552

AUSTRIA - 0.2%
49,438		Andritz AG.	2,672,115
204,867		Erste Bank der Oesterreichischen Sparkassen AG.	6,244,585
69,565	*,e,m	Immoeast AG.	0
101,018		OMV AG.	3,535,435
79,621	*	Raiffeisen International Bank Holding AG.	1,773,328
76,990		Voestalpine AG.	3,264,624
		TOTAL AUSTRIA	17,490,087

BELGIUM - 1.1%
133,319		Ageas	5,708,383
520,183		Anheuser-Busch InBev S.A.	54,316,476
103,047		Belgacom S.A.	2,959,476
46,319		Colruyt S.A.	2,266,905
55,003		Groupe Bruxelles Lambert S.A.	4,687,504
171,217		KBC Groep NV	11,120,043
50,709		Solvay S.A.	5,945,619
35,979	*	Telenet Group Holding NV	1,930,630
86,890		UCB S.A.	6,001,500
65,134		Umicore	3,648,444
		TOTAL BELGIUM	98,584,980

CHILE - 0.0%
270,255	e	Antofagasta plc	2,855,428
		TOTAL CHILE	2,855,428
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
1,263,900		Yangzijiang Shipbuilding	$722,802
		TOTAL CHINA	722,802

DENMARK - 1.7%
2,549		AP Moller - Maersk AS (Class A)	4,081,104
4,486		AP Moller - Maersk AS (Class B)	7,519,109
72,972		Carlsberg AS (Class B)	6,601,578
67,614		Christian Hansen Holding	4,127,425
80,911		Coloplast AS	5,801,747
470,188		Danske Bank AS	15,682,876
58,944	*,g	DONG Energy A.S.	2,235,136
130,376		DSV AS	6,340,126
39,228	*	Genmab AS	7,596,902
113,983		ISS A.S.	4,058,750
1,305,423		Novo Nordisk AS	47,177,639
156,983		Novozymes AS	6,119,214
75,877		Pandora AS	9,943,592
556,539	*	TDC AS	2,932,453
79,015		Tryg A.S.	1,511,808
151,095		Vestas Wind Systems AS	10,596,117
82,922	*	William Demant Holding A.S.	1,552,637
		TOTAL DENMARK	143,878,213

FINLAND - 0.9%
96,270		Elisa Oyj (Series A)	3,244,069
301,494		Fortum Oyj	4,810,248
230,613		Kone Oyj (Class B)	10,426,224
77,878		Metso Oyj	2,394,203
87,279		Neste Oil Oyj	3,036,705
3,983,634		Nokia Oyj (Turquoise)	17,887,170
79,268		Nokian Renkaat Oyj	2,973,618
69,366		Orion Oyj (Class B)	3,228,899
305,675		Sampo Oyj (A Shares)	14,155,351
376,640		Stora Enso Oyj (R Shares)	4,274,176
364,766	*	UPM-Kymmene Oyj	8,272,856
100,296		Wartsila Oyj (B Shares)	5,036,788
		TOTAL FINLAND	79,740,307

FRANCE - 9.6%
115,666		Accor S.A.	4,687,479
20,067		Aeroports de Paris	2,226,783
265,504		Air Liquide	28,664,790
104,007	*	Alstom RGPT	2,951,135
46,057		Arkema	4,548,672
60,687		Atos Origin S.A.	6,456,754
1,324,186		AXA S.A.	32,544,848
723,418		BNP Paribas	46,278,356
592,305		Bollore	2,368,911
141,704		Bouygues S.A.	5,148,948
179,581		Bureau Veritas S.A.	3,516,831
110,884		Cap Gemini S.A.	9,028,003
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

387,624		Carrefour S.A.	$9,482,555
37,939		Casino Guichard Perrachon S.A.	2,045,756
37,347		Christian Dior S.A.	8,017,107
116,565		CNP Assurances	2,190,589
340,626		Compagnie de Saint-Gobain	16,736,882
767,826		Credit Agricole S.A.	10,190,332
1,537		Dassault Aviation S.A.	1,771,518
87,283		Dassault Systemes S.A.	6,756,850
143,638		Edenred	3,131,678
40,502		Eiffage S.A.	2,911,679
183,408	e	Electricite de France	1,808,038
141,315		Essilor International S.A.	16,578,534
27,273		Eurazeo	1,679,757
395,636		European Aeronautic Defence and Space Co	26,818,176
118,838		Eutelsat Communications	2,026,979
23,578		Fonciere Des Regions	1,965,357
1,361,904		France Telecom S.A.	21,142,792
1,080,981		Gaz de France	12,942,066
27,846		Gecina S.A.	3,590,819
402,912		Groupe Danone	25,258,032
323,991		Groupe Eurotunnel S.A.	3,013,841
18,089		Hermes International	7,861,247
24,551		Icade	1,740,534
18,156		Iliad S.A.	3,882,676
24,266		Imerys S.A.	1,948,714
38,332		Ingenico	3,232,394
50,590		JC Decaux S.A.	1,619,515
51,763		Kering	12,321,717
149,960		Klepierre	5,694,481
81,791		Lagardere S.C.A.	2,052,041
182,429		Legrand S.A.	10,595,687
172,050		L’Oreal S.A.	31,281,618
190,714		LVMH Moet Hennessy Louis Vuitton S.A.	38,433,274
124,352		Michelin (C.G.D.E.) (Class B)	13,359,431
647,573		Natixis	3,837,242
60,065	*	Numericable-SFR SAS	1,745,238
144,839		Pernod-Ricard S.A.	16,942,377
332,341	*	Peugeot S.A.	6,185,066
131,144		Publicis Groupe S.A.	9,009,458
15,164		Remy Cointreau S.A.	1,378,646
131,104		Renault S.A.	11,805,078
204,978		Rexel S.A.	3,575,009
213,460		Safran S.A.	14,469,750
792,191		Sanofi-Aventis	63,673,520
383,792		Schneider Electric S.A.	27,461,864
111,750		SCOR SE	3,782,055
15,349		SEB S.A.	1,930,232
19,850		Societe BIC S.A.	2,595,416
523,802		Societe Generale	25,607,368
62,625		Sodexho Alliance S.A.	6,925,214
220,375		Suez Environnement S.A.	3,338,141
71,929		Thales S.A.	6,747,993
1,538,058		Total S.A.	77,818,296
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

67,787		Unibail-Rodamco	$15,621,626
162,843		Valeo S.A.	9,952,901
326,269		Veolia Environnement	5,557,438
345,610		Vinci S.A.	24,226,060
702,877		Vivendi Universal S.A.	12,887,997
19,180		Wendel	2,269,963
139,982	*,e	Zodiac S.A.	4,254,630
		TOTAL FRANCE	826,102,754

GERMANY - 9.3%
128,575		Adidas-Salomon AG.	20,289,746
312,063		Allianz AG.	53,039,566
29,342		Axel Springer AG.	1,546,621
627,266		BASF SE	60,552,340
564,647		Bayer AG.	62,720,468
226,019		Bayerische Motoren Werke AG.	20,637,833
37,421		Bayerische Motoren Werke AG. (Preference)	2,811,240
68,353		Beiersdorf AG.	6,064,188
105,214		Brenntag AG.	6,121,055
728,400		Commerzbank AG.	6,335,361
75,053		Continental AG.	14,692,642
48,959	g	Covestro AG.	3,684,347
657,372		Daimler AG. (Registered)	49,438,881
318,198		Deutsche Annington Immobilien SE	10,425,085
941,590	*	Deutsche Bank AG.	18,804,449
131,948	*	Deutsche Boerse AG. (Tender)	12,175,300
157,714		Deutsche Lufthansa AG.	2,106,836
662,550		Deutsche Post AG.	22,238,502
2,235,426		Deutsche Telekom AG.	39,135,589
229,267	e	Deutsche Wohnen AG.	7,478,108
1,368,502		E.ON AG.	10,541,681
112,107		Evonik Industries AG.	3,639,194
28,185		Fraport AG. Frankfurt Airport Services Worldwide	1,686,735
146,706		Fresenius Medical Care AG.	11,974,833
279,832		Fresenius SE	22,147,220
46,710		Fuchs Petrolub AG. (Preference)	2,139,043
124,293		GEA Group AG.	5,150,326
40,900		Hannover Rueckversicherung AG.	4,505,112
100,966		HeidelbergCement AG.	9,753,730
71,281		Henkel KGaA	7,521,729
121,553		Henkel KGaA (Preference)	14,838,372
13,968		Hochtief AG.	1,991,150
46,061		Hugo Boss AG.	2,959,315
772,477		Infineon Technologies AG.	14,214,593
96,452	*,g	Innogy SE	3,299,039
130,502	e	K&S AG.	3,315,178
62,276		Lanxess AG.	4,531,903
126,831		Linde AG.	20,625,804
24,107		MAN AG.	2,499,225
88,398		Merck KGaA	9,753,112
121,676		Metro AG.	4,163,844
109,980		Muenchener Rueckver AG.	20,709,913
60,682		Osram Licht AG.	3,522,629
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

104,785		Porsche AG.	$6,303,153
159,881		ProSiebenSat. Media AG.	6,801,549
335,078	*	RWE AG.	4,461,575
671,163		SAP AG.	61,377,959
113,634		Schaeffler AG.	1,842,686
522,384	*	Siemens AG.	67,574,746
83,675		Symrise AG.	5,038,272
501,337		Telefonica Deutschland Holding AG.	2,097,184
250,864	*	ThyssenKrupp AG.	6,355,095
342,360		TUI AG. (DI)	5,017,514
83,400		United Internet AG.	3,495,016
22,410		Volkswagen AG.	3,589,955
126,715		Volkswagen AG. (Preference)	19,787,309
58,698	*,g	Zalando SE	2,321,438
		TOTAL GERMANY	801,845,288

HONG KONG - 3.3%
8,176,400		AIA Group Ltd	50,622,958
168,100		ASM Pacific Technology	2,043,803
826,279		Bank of East Asia Ltd	3,519,497
2,509,500		BOC Hong Kong Holdings Ltd	10,032,684
827,000	e	Cathay Pacific Airways Ltd	1,120,080
455,000		Cheung Kong Infrastructure Holdings Ltd	3,658,974
1,825,836		Cheung Kong Property Holdings Ltd	12,000,999
1,832,836		CK Hutchison Holdings Ltd	21,966,870
1,114,000		CLP Holdings Ltd	10,873,287
1,367,750		First Pacific Co	1,037,056
1,593,000		Galaxy Entertainment Group Ltd	7,566,573
611,000		Hang Lung Group Ltd	2,343,260
1,551,000		Hang Lung Properties Ltd	3,817,125
518,400		Hang Seng Bank Ltd	10,566,527
739,142		Henderson Land Development Co Ltd	4,080,017
1,686,500	g	HK Electric Investments & HK Electric Investments Ltd	1,407,738
1,819,640		HKT Trust and HKT Ltd	2,541,884
5,163,273		Hong Kong & China Gas Ltd	9,721,419
939,000		Hong Kong Electric Holdings Ltd	8,997,366
785,243		Hong Kong Exchanges and Clearing Ltd	18,992,548
799,900		Hongkong Land Holdings Ltd	5,402,310
3,356,800		Hutchison Port Holdings Trust	1,427,731
426,792		Hysan Development Co Ltd	1,945,082
169,800		Jardine Matheson Holdings Ltd	10,472,437
458,623		Kerry Properties Ltd	1,297,829
3,784,600		Li & Fung Ltd	1,641,133
1,516,991		Link REIT	10,366,478
131,400	*	Melco Crown Entertainment Ltd (ADR)	2,212,776
997,608		MTR Corp	5,068,003
3,888,787		New World Development Co Ltd	4,486,860
1,052,642		NWS Holdings Ltd	1,891,552
2,703,959		PCCW Ltd	1,641,206
1,639,200		Sands China Ltd	7,212,423
896,192		Shangri-La Asia Ltd	996,825
2,099,143		Sino Land Co	3,468,512
1,245,000		SJM Holdings Ltd	989,225
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

981,186		Sun Hung Kai Properties Ltd	$13,502,153
372,500		Swire Pacific Ltd (Class A)	3,794,995
791,200		Swire Properties Ltd	2,226,255
932,000		Techtronic Industries Co	3,223,421
5,401,000	g	WH Group Ltd	4,102,287
928,762		Wharf Holdings Ltd	6,964,122
553,000		Wheelock & Co Ltd	3,361,088
510,000		Yue Yuen Industrial Holdings	1,866,759
		TOTAL HONG KONG	286,472,127

IRELAND - 0.7%
108,891	*	AerCap Holdings NV	4,820,604
18,744,696	*	Bank of Ireland	5,035,899
565,955		CRH plc	19,630,525
654,357		Experian Group Ltd	12,637,105
67,097	*,m	Irish Bank Resolution Corp Ltd	0
301,606	*	James Hardie Industries NV	4,737,124
108,352		Kerry Group plc (Class A)	7,614,484
54,425		Paddy Power plc	5,687,172
40,148	*	Ryanair Holdings plc	621,191
13,977	*	Ryanair Holdings plc (ADR)	1,169,316
		TOTAL IRELAND	61,953,420

ISRAEL - 0.6%
30,241		Azrieli Group	1,380,350
721,688		Bank Hapoalim Ltd	4,360,560
981,885	*	Bank Leumi Le-Israel	4,061,183
1,428,774		Bezeq Israeli Telecommunication Corp Ltd	2,495,975
88,035	*	Check Point Software Technologies	8,695,217
16,606		Elbit Systems Ltd	1,829,989
26,219		Frutarom Industries Ltd	1,385,287
355,673		Israel Chemicals Ltd	1,634,661
95,643		Mizrahi Tefahot Bank Ltd	1,473,173
40,719		Nice Systems Ltd	2,849,415
623,114		Teva Pharmaceutical Industries Ltd (ADR)	20,830,701
		TOTAL ISRAEL	50,996,511

ITALY - 1.7%
798,930		Assicurazioni Generali S.p.A.	12,748,589
281,992		Autostrade S.p.A.	6,426,528
8,660,179		Banca Intesa S.p.A.	20,341,546
665,844		Banca Intesa S.p.A. RSP	1,472,935
5,206,452		Enel S.p.A.	21,766,252
1,736,777		ENI S.p.A.	26,704,364
84,630		Ferrari NV	5,275,540
276,461	*	Finmeccanica S.p.A.	3,561,761
783,122		Fondiaria-Sai S.p.A	1,633,240
116,049		Luxottica Group S.p.A.	6,230,990
388,534		Mediobanca S.p.A.	3,345,290
358,859	g	Poste Italiane S.p.A	2,258,228
134,307		Prysmian S.p.A.	3,493,724
4,122,683	*	Saipem S.p.A.	2,116,916
1,664,886		Snam Rete Gas S.p.A.	6,336,737
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,044,155		Telecom Italia RSP	$2,887,512
6,795,993	*	Telecom Italia S.p.A.	5,843,980
1,020,903		Terna Rete Elettrica Nazionale S.p.A.	4,477,504
358,185	*,e	UniCredit S.p.A	9,777,393
		TOTAL ITALY	146,699,029

JAPAN - 24.1%
23,100		ABC-Mart, Inc	1,344,859
272,100	*	Acom Co Ltd	1,170,343
444,600		Aeon Co Ltd	6,425,736
76,100		AEON Financial Service Co Ltd	1,362,391
79,700		Aeon Mall Co Ltd	1,155,096
101,300		Air Water, Inc	1,875,641
130,400		Aisin Seiki Co Ltd	5,965,070
372,000		Ajinomoto Co, Inc	7,342,369
130,200		Alfresa Holdings Corp	2,143,141
799,000		All Nippon Airways Co Ltd	2,373,265
128,300		Alps Electric Co Ltd	3,417,369
231,600		Amada Co Ltd	2,722,151
793,000	*	Aozora Bank Ltd	2,888,081
262,500	*	Asahi Breweries Ltd	9,237,283
683,000	*	Asahi Glass Co Ltd	5,074,437
865,000		Asahi Kasei Corp	8,067,467
646,700		Ashikaga Holdings Co Ltd	2,483,508
108,000	*	Asics Corp	2,103,814
1,470,800		Astellas Pharma, Inc	19,740,744
207,000		Bank of Kyoto Ltd	1,618,212
46,300		Benesse Holdings Inc	1,347,595
964		BLife Investment Corp	2,427,426
444,000	*	Bridgestone Corp	16,284,107
160,400		Brother Industries Ltd	2,960,640
54,300		Calbee, Inc	1,767,622
728,500	*	Canon, Inc	21,553,677
155,000	e	Casio Computer Co Ltd	2,141,641
98,400		Central Japan Railway Co	15,900,081
475,000		Chiba Bank Ltd	3,107,131
438,700		Chubu Electric Power Co, Inc	5,856,871
151,958	*	Chugai Pharmaceutical Co Ltd	4,465,836
116,700		Chugoku Bank Ltd	1,716,645
187,500		Chugoku Electric Power Co, Inc	2,111,254
799,100		Concordia Financial Group Ltd	4,214,791
100,900		Credit Saison Co Ltd	1,838,394
76,800	*,e	CYBERDYNE, Inc	1,083,990
356,000		Dai Nippon Printing Co Ltd	3,621,805
195,000		Daicel Chemical Industries Ltd	2,156,326
736,300		Dai-ichi Mutual Life Insurance Co	13,348,302
412,400		Daiichi Sankyo Co Ltd	9,226,654
160,000		Daikin Industries Ltd	15,881,994
48,300		Daito Trust Construction Co Ltd	6,752,301
386,800		Daiwa House Industry Co Ltd	10,475,372
1,129,000		Daiwa Securities Group, Inc	7,198,817
74,400	e	Dena Co Ltd	1,662,418
323,700		Denso Corp	14,017,669
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

147,200	*	Dentsu, Inc	$6,803,448
80,800	*	Don Quijote Co Ltd	2,932,661
226,000		East Japan Railway Co	20,465,907
172,300		Eisai Co Ltd	9,497,293
100,500		Electric Power Development Co	2,335,905
56,800		FamilyMart Co Ltd	3,598,805
132,400		Fanuc Ltd	25,993,644
36,300		Fast Retailing Co Ltd	11,416,898
380,000		Fuji Electric Holdings Co Ltd	2,251,282
419,700		Fuji Heavy Industries Ltd	16,794,754
298,600		Fujifilm Holdings Corp	11,563,357
1,265,000		Fujitsu Ltd	7,352,122
534,000		Fukuoka Financial Group, Inc	2,357,231
277,000		Hachijuni Bank Ltd	1,630,407
144,000		Hakuhodo DY Holdings, Inc	1,771,695
97,100		Hamamatsu Photonics KK	2,804,220
163,600		Hankyu Hanshin Holdings, Inc	5,550,928
14,800	*	Hikari Tsushin, Inc	1,352,487
173,100		Hino Motors Ltd	1,826,268
22,100		Hirose Electric Co Ltd	2,876,950
349,000		Hiroshima Bank Ltd	1,630,604
41,600		Hisamitsu Pharmaceutical Co, Inc	2,171,550
71,000		Hitachi Chemical Co Ltd	2,015,765
73,200		Hitachi Construction Machinery Co Ltd	1,683,428
46,700		Hitachi High-Technologies Corp	2,000,351
3,299,000		Hitachi Ltd	18,888,269
143,500		Hitachi Metals Ltd	1,989,355
116,200		Hokuriku Electric Power Co	1,170,746
1,112,900	*	Honda Motor Co Ltd	33,118,673
35,500	*	Hoshizaki Electric Co Ltd	2,892,934
271,700		Hoya Corp	11,842,567
59,500		Idemitsu Kosan Co Ltd	1,839,826
101,800		Iida Group Holdings Co Ltd	1,905,210
652,700		Inpex Holdings, Inc	6,405,067
226,280		Isetan Mitsukoshi Holdings Ltd	2,646,859
1,006,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	2,708,966
406,100		Isuzu Motors Ltd	5,449,011
1,020,700		Itochu Corp	14,061,060
162,900		J Front Retailing Co Ltd	2,350,925
82,300		Japan Airlines Co Ltd	2,620,693
31,900	e	Japan Airport Terminal Co Ltd	1,140,518
275,900		Japan Post Bank Co Ltd	3,351,423
308,400		Japan Post Holdings Co Ltd	3,872,511
581	*	Japan Prime Realty Investment Corp	2,331,558
892		Japan Real Estate Investment Corp	5,068,708
1,774		Japan Retail Fund Investment Corp	3,792,957
751,000	*	Japan Tobacco, Inc	24,223,910
357,100	*	JFE Holdings, Inc	6,250,711
142,600		JGC Corp	2,475,448
128,100		JSR Corp	2,195,555
152,800		JTEKT Corp	2,509,523
1,439,700		JX Holdings, Inc	6,789,589
609,000		Kajima Corp	4,244,628
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

97,200		Kakaku.com, Inc	$1,759,594
161,000		Kamigumi Co Ltd	1,565,040
188,000		Kaneka Corp	1,619,846
484,100	*	Kansai Electric Power Co, Inc	5,173,211
148,200		Kansai Paint Co Ltd	2,878,919
343,700	*	Kao Corp	17,007,886
963,000		Kawasaki Heavy Industries Ltd	3,013,420
1,252,300		KDDI Corp	33,647,272
351,000		Keihan Electric Railway Co Ltd	2,338,006
322,000		Keihin Electric Express Railway Co Ltd	3,776,074
391,000		Keio Corp	3,213,864
95,100	*	Keisei Electric Railway Co Ltd	2,251,615
66,400	*	Keyence Corp	25,787,571
100,000		Kikkoman Corp	3,148,129
1,226,000		Kintetsu Corp	4,713,060
562,200	*	Kirin Brewery Co Ltd	9,212,055
216,500	*	Kobe Steel Ltd	2,105,873
76,900		Koito Manufacturing Co Ltd	4,079,209
630,100		Komatsu Ltd	14,919,896
64,600		Konami Corp	2,583,308
311,200		Konica Minolta Holdings, Inc	3,223,731
20,400		Kose Corp	1,737,226
721,800	*	Kubota Corp	11,474,645
238,100	*	Kuraray Co Ltd	3,773,882
70,400		Kurita Water Industries Ltd	1,670,010
219,100		Kyocera Corp	11,406,513
178,600	*	Kyowa Hakko Kogyo Co Ltd	2,418,508
290,500		Kyushu Electric Power Co, Inc	3,242,543
235,200		Kyushu Financial Group, Inc	1,620,568
45,200	e	Lawson, Inc	3,299,277
29,900	*,e	LINE Corp	957,576
164,000	*	Lion Corp	2,852,492
180,600		LIXIL Group Corp	4,216,775
132,000		M3, Inc	3,546,410
33,200	*	Mabuchi Motor Co Ltd	1,706,624
76,500		Makita Corp	5,313,442
1,121,500		Marubeni Corp	6,823,700
145,900		Marui Co Ltd	2,086,158
39,100		Maruichi Steel Tube Ltd	1,311,129
1,505,900		Matsushita Electric Industrial Co Ltd	15,668,785
387,300		Mazda Motor Corp	5,699,551
46,400	*,e	McDonald’s Holdings Co Japan Ltd	1,219,891
115,100		Mediceo Paltac Holdings Co Ltd	1,865,484
79,000		MEIJI Holdings Co Ltd	6,119,056
258,800		Minebea Co Ltd	2,572,757
40,400		Miraca Holdings, Inc	1,841,254
190,600		MISUMI Group, Inc	3,561,123
924,200		Mitsubishi Chemical Holdings Corp	6,446,250
1,031,500		Mitsubishi Corp	23,301,680
1,319,100		Mitsubishi Electric Corp	20,074,939
854,000		Mitsubishi Estate Co Ltd	16,254,973
121,200	*	Mitsubishi Gas Chemical Co, Inc	2,324,658
2,187,000		Mitsubishi Heavy Industries Ltd	9,824,396
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

81,000		Mitsubishi Logistics Corp	$1,152,213
76,900	*	Mitsubishi Materials Corp	2,624,215
460,699		Mitsubishi Motors Corp	2,495,672
8,706,080		Mitsubishi UFJ Financial Group, Inc	55,749,572
299,800		Mitsubishi UFJ Lease & Finance Co Ltd	1,598,070
1,164,900		Mitsui & Co Ltd	17,095,929
623,000		Mitsui Chemicals, Inc	2,929,711
610,000		Mitsui Fudosan Co Ltd	14,083,185
794,000		Mitsui OSK Lines Ltd	2,523,242
345,800		Mitsui Sumitomo Insurance Group Holdings, Inc	11,568,223
227,000	*	Mitsui Trust Holdings, Inc	8,461,058
31,500		Mixi Inc	1,366,664
16,463,207		Mizuho Financial Group, Inc	30,548,912
130,600		Murata Manufacturing Co Ltd	17,589,772
79,200	*	Nabtesco Corp	2,065,608
623,000		Nagoya Railroad Co Ltd	3,066,842
137,200		Namco Bandai Holdings, Inc	3,778,592
1,773,000		NEC Corp	4,092,087
117,800	*	Nexon Co Ltd	1,793,529
179,900		NGK Insulators Ltd	3,527,405
123,488		NGK Spark Plug Co Ltd	2,781,342
162,800		Nidec Corp	15,285,857
233,500		Nikon Corp	3,768,511
77,400	*	Nintendo Co Ltd	15,842,365
973	*	Nippon Building Fund, Inc	5,587,887
294,000	*	Nippon Electric Glass Co Ltd	1,692,416
564,000		Nippon Express Co Ltd	2,983,603
120,000		Nippon Meat Packers, Inc	3,265,893
110,900	*	Nippon Paint Co Ltd	3,234,904
1,069	*	Nippon ProLogis REIT, Inc	2,233,818
551,400	*	Nippon Steel Corp	13,320,470
472,500		Nippon Telegraph & Telephone Corp	20,871,411
1,104,000	*	Nippon Yusen Kabushiki Kaisha	2,334,593
83,800		Nissan Chemical Industries Ltd	2,992,167
1,647,900		Nissan Motor Co Ltd	16,302,947
138,200		Nisshin Seifun Group, Inc	2,102,368
40,700		Nissin Food Products Co Ltd	2,147,870
55,100		Nitori Co Ltd	6,175,148
112,800		Nitto Denko Corp	8,925,451
241,700		NKSJ Holdings, Inc	8,751,898
65,900		NOK Corp	1,339,231
2,477,500		Nomura Holdings, Inc	15,357,666
85,700		Nomura Real Estate Holdings, Inc	1,474,065
2,735		Nomura Real Estate Master Fund, Inc	4,261,307
89,300	*	Nomura Research Institute Ltd	3,051,235
302,400		NSK Ltd	3,670,907
86,100		NTT Data Corp	4,339,196
946,300		NTT DoCoMo, Inc	22,626,091
445,200		Obayashi Corp	4,241,055
45,000		Obic Co Ltd	2,159,927
201,400	*	Odakyu Electric Railway Co Ltd	3,988,609
548,000		OJI Paper Co Ltd	2,425,527
197,500		Olympus Corp	6,832,374
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

130,400		Omron Corp	$5,350,188
280,900		Ono Pharmaceutical Co Ltd	5,763,025
26,700		Oracle Corp Japan	1,496,020
149,400		Oriental Land Co Ltd	8,187,017
903,800		ORIX Corp	13,635,837
1,285,000		Osaka Gas Co Ltd	4,816,722
356,700		Osaka Securities Exchange Co Ltd	5,301,838
36,800	*	Otsuka Corp	1,893,872
267,000	*,e	Otsuka Holdings KK	12,300,154
72,200		Park24 Co Ltd	1,992,771
15,800	*	Pola Orbis Holdings, Inc	1,501,044
632,800	*	Rakuten, Inc	6,316,733
249,600		Recruit Holdings Co Ltd	10,926,395
1,510,800		Resona Holdings, Inc	8,179,579
458,300		Ricoh Co Ltd	4,088,717
22,900		Rinnai Corp	1,946,097
60,300		Rohm Co Ltd	3,855,958
16,500		Ryohin Keikaku Co Ltd	3,093,045
31,400		Sankyo Co Ltd	1,048,405
252,200		Santen Pharmaceutical Co Ltd	3,169,118
146,940		SBI Holdings, Inc	2,028,320
142,500		Secom Co Ltd	10,305,247
129,700		Sega Sammy Holdings, Inc	2,036,540
116,800		Seibu Holdings, Inc	1,968,089
191,600		Seiko Epson Corp	3,947,147
276,700		Sekisui Chemical Co Ltd	4,515,061
409,700	*,e	Sekisui House Ltd	6,627,426
514,100		Seven & I Holdings Co Ltd	20,527,165
419,800	e	Seven Bank Ltd	1,202,687
1,035,000	*,e	Sharp Corp	2,798,944
164,000		Shimadzu Corp	2,767,649
14,900		Shimamura Co Ltd	1,952,909
50,700	*	Shimano, Inc	7,994,765
374,000		Shimizu Corp	3,437,553
265,500		Shin-Etsu Chemical Co Ltd	22,904,838
1,217,000		Shinsei Bank Ltd	2,093,162
203,900		Shionogi & Co Ltd	9,820,271
257,800	*	Shiseido Co Ltd	7,205,263
364,000		Shizuoka Bank Ltd	3,167,390
200,200	*	Shoei Co Ltd	1,952,136
131,500	*	Showa Shell Sekiyu KK	1,289,040
39,100		SMC Corp	10,673,448
655,800		Softbank Corp	50,522,650
48,400		Sohgo Security Services Co Ltd	1,821,083
861,900		Sony Corp	26,096,384
119,300		Sony Financial Holdings, Inc	1,998,059
103,400		Stanley Electric Co Ltd	2,913,017
123,200	*	Start Today Co Ltd	2,320,532
1,074,009		Sumitomo Chemical Co Ltd	5,722,305
805,900		Sumitomo Corp	10,102,577
108,000		Sumitomo Dainippon Pharma Co Ltd	1,832,070
511,500		Sumitomo Electric Industries Ltd	7,442,752
381,000		Sumitomo Heavy Industries Ltd	2,619,520
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

338,000		Sumitomo Metal Mining Co Ltd	$4,579,294
917,000		Sumitomo Mitsui Financial Group, Inc	35,975,736
242,000		Sumitomo Realty & Development Co Ltd	6,546,496
115,300	*	Sumitomo Rubber Industries, Inc	1,800,864
25,400		Sundrug Co Ltd	1,751,608
96,500	*	Suntory Beverage & Food Ltd	4,105,842
118,600		Suruga Bank Ltd	2,701,941
52,700		Suzuken Co Ltd	1,739,886
235,100		Suzuki Motor Corp	9,073,178
106,500		Sysmex Corp	6,398,514
395,800		T&D Holdings, Inc	5,863,592
832,000		Taiheiyo Cement Corp	2,907,249
720,000		Taisei Corp	5,114,576
24,400		Taisho Pharmaceutical Holdings Co Ltd	2,062,426
91,500		Taiyo Nippon Sanso Corp	1,080,621
207,000		Takashimaya Co Ltd	1,782,677
485,600		Takeda Pharmaceutical Co Ltd	20,339,656
152,600		Tanabe Seiyaku Co Ltd	3,060,720
83,700		TDK Corp	6,016,052
127,600	*	Teijin Ltd	2,693,227
233,900		Terumo Corp	8,652,863
81,700		THK Co Ltd	2,013,185
652,000		Tobu Railway Co Ltd	3,309,043
76,200		Toho Co Ltd	2,197,536
264,000		Toho Gas Co Ltd	1,974,918
309,100		Tohoku Electric Power Co, Inc	3,773,361
465,000		Tokio Marine Holdings, Inc	19,387,698
987,600	*	Tokyo Electric Power Co, Inc	3,782,614
107,100		Tokyo Electron Ltd	11,093,922
1,336,000		Tokyo Gas Co Ltd	5,928,984
139,500	*	Tokyo Tatemono Co Ltd	1,847,427
725,000		Tokyu Corp	5,339,515
346,400		Tokyu Fudosan Holdings Corp	2,025,006
199,000	*	TonenGeneral Sekiyu KK	2,340,260
355,000		Toppan Printing Co Ltd	3,484,659
1,004,000		Toray Industries, Inc	8,693,560
2,767,000	*	Toshiba Corp	5,933,493
96,800		Toto Ltd	3,898,735
109,500		Toyo Seikan Kaisha Ltd	2,019,574
61,100		Toyo Suisan Kaisha Ltd	2,180,134
45,700		Toyoda Gosei Co Ltd	1,100,856
110,600		Toyota Industries Corp	5,337,561
1,823,200		Toyota Motor Corp	106,024,285
142,500		Toyota Tsusho Corp	3,919,608
77,400	*	Trend Micro, Inc	3,003,647
25,300		Tsuruha Holdings, Inc	2,378,242
275,100	*	Uni-Charm Corp	6,195,821
2,047	*	United Urban Investment Corp	3,264,980
150,700		USS Co Ltd	2,644,978
111,800		West Japan Railway Co	7,284,081
955,900		Yahoo! Japan Corp	4,011,745
60,500		Yakult Honsha Co Ltd	3,109,155
435,300		Yamada Denki Co Ltd	2,398,247
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

135,000		Yamaguchi Financial Group, Inc	$1,470,845
113,700		Yamaha Corp	3,473,010
191,700	*	Yamaha Motor Co Ltd	3,987,254
239,800		Yamato Transport Co Ltd	4,832,770
92,800	*	Yamazaki Baking Co Ltd	1,866,275
173,700		Yaskawa Electric Corp	3,132,149
158,600		Yokogawa Electric Corp	2,534,434
75,100	*	Yokohama Rubber Co Ltd	1,320,795
		TOTAL JAPAN	2,077,403,874

JERSEY, C.I. - 0.1%
63,708		Randgold Resources Ltd	5,422,897
		TOTAL JERSEY, C.I.	5,422,897

JORDAN - 0.0%
100,207	e	Hikma Pharmaceuticals plc	2,308,083
		TOTAL JORDAN	2,308,083

LUXEMBOURG - 0.3%
1,259,358	*	ArcelorMittal	9,819,896
7,581		Eurofins Scientific	3,403,577
45,171	e	Millicom International Cellular S.A.	2,236,970
26,578		RTL Group	2,030,488
247,718		SES Global S.A.	4,816,813
320,783		Tenaris S.A.	5,619,141
		TOTAL LUXEMBOURG	27,926,885

MACAU - 0.0%
643,200		MGM China Holdings Ltd	1,249,362
1,068,400	*,e	Wynn Macau Ltd	1,943,018
		TOTAL MACAU	3,192,380

MEXICO - 0.0%
151,838		Fresnillo plc	2,787,204
		TOTAL MEXICO	2,787,204

NETHERLANDS - 4.3%
192,030	g	ABN AMRO Group NV (ADR)	4,517,072
1,260,353		Aegon NV	6,850,638
169,174		Akzo Nobel NV	11,481,044
254,856	*	Altice NV (Class A)	5,595,073
74,822	*	Altice NV (Class B)	1,651,326
251,523		ASML Holding NV	30,540,864
62,963		Boskalis Westminster	2,329,499
123,137		DSM NV	7,850,027
74,026		EXOR NV	3,377,668
54,806		Gemalto NV	3,185,078
68,962		Heineken Holding NV	4,844,449
156,455		Heineken NV	11,701,112
2,648,114		ING Groep NV	38,042,669
874,346		Koninklijke Ahold Delhaize NV	18,626,837
647,457		Koninklijke Philips Electronics NV	18,998,001
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

48,526		Koninklijke Vopak NV	$2,084,438
216,006		NN Group NV	7,650,033
200,795	*	NXP Semiconductors NV	19,647,791
80,772		Randstad Holdings NV	4,699,282
2,953,755		Royal Dutch Shell plc (A Shares)	80,110,712
2,557,416		Royal Dutch Shell plc (B Shares)	72,232,688
2,326,775		Royal KPN NV	6,703,374
204,829		Wolters Kluwer NV	7,833,009
		TOTAL NETHERLANDS	370,552,684

NEW ZEALAND - 0.2%
650,925		Auckland International Airport Ltd	3,264,973
496,950		Contact Energy Ltd	1,741,440
468,855		Fletcher Building Ltd	3,612,252
878,653	*	Meridian Energy Ltd	1,697,625
496,991		Mighty River Power Ltd	1,119,959
253,381		Ryman Healthcare Ltd	1,619,563
1,266,853		Telecom Corp of New Zealand Ltd	3,264,265
		TOTAL NEW ZEALAND	16,320,077

NORWAY - 0.7%
664,174		DNB NOR Holding ASA	11,080,092
139,011		Gjensidige Forsikring BA	2,392,227
924,715		Norsk Hydro ASA	5,274,878
556,921		Orkla ASA	5,195,958
260,912		PAN Fish ASA	4,606,619
52,635		Schibsted ASA	1,391,818
62,868		Schibsted ASA (B Shares)	1,565,326
766,540		Statoil ASA	14,293,819
514,022		Telenor ASA	8,148,513
120,680		Yara International ASA	5,088,543
		TOTAL NORWAY	59,037,793

PORTUGAL - 0.2%
1,590,983		Energias de Portugal S.A.	4,626,769
339,555		Galp Energia SGPS S.A.	5,003,078
172,066		Jeronimo Martins SGPS S.A.	2,912,319
		TOTAL PORTUGAL	12,542,166

SINGAPORE - 1.3%
1,624,008		Ascendas REIT	2,835,611
1,425,600	*	CapitaCommercial Trust	1,544,457
1,756,500		CapitaLand Ltd	4,099,221
1,719,530	*	CapitaMall Trust	2,362,817
281,600		City Developments Ltd	1,848,418
1,471,800		ComfortDelgro Corp Ltd	2,518,531
1,209,381		DBS Group Holdings Ltd	16,350,786
4,099,200		Genting Singapore plc	2,827,367
1,809,800		Global Logistic Properties	3,335,427
4,527,847		Golden Agri-Resources Ltd	1,361,946
67,709		Jardine Cycle & Carriage Ltd	1,985,452
987,700		Keppel Corp Ltd	4,334,110
2,148,791		Oversea-Chinese Banking Corp	14,331,594
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

679,660		SembCorp Industries Ltd	$1,517,874
374,233		Singapore Airlines Ltd	2,635,735
459,900		Singapore Airport Terminal Services Ltd	1,722,973
543,200	*	Singapore Exchange Ltd	2,857,255
1,120,000	e	Singapore Press Holdings Ltd	2,746,481
1,067,300		Singapore Technologies Engineering Ltd	2,501,257
5,443,903		Singapore Telecommunications Ltd	14,967,425
401,300		StarHub Ltd	844,918
1,647,500		Suntec Real Estate Investment Trust	2,024,789
884,434		United Overseas Bank Ltd	13,153,262
335,023		UOL Group Ltd	1,517,344
1,322,800		Wilmar International Ltd	3,640,358
		TOTAL SINGAPORE	109,865,408

SOUTH AFRICA - 0.1%
256,531		Al Noor Hospitals Group plc	2,538,082
445,838		Investec plc	3,163,239
250,779		Mondi plc	5,542,750
		TOTAL SOUTH AFRICA	11,244,071

SPAIN - 3.1%
437,638		Abertis Infraestructuras S.A. (Continuous)	6,271,215
127,287	*	ACS Actividades Construccion y Servicios S.A.	3,923,036
46,093	g	Aena S.A.	6,703,174
299,504	*,e	Amadeus IT Holding S.A.	13,855,306
4,489,654		Banco Bilbao Vizcaya Argentaria S.A.	30,532,298
3,645,397		Banco de Sabadell S.A.	5,503,518
2,344,306	*,e	Banco Popular Espanol S.A.	2,427,489
9,967,019	*,e	Banco Santander S.A.	55,684,375
3,181,916		Bankia S.A.	3,363,786
460,423		Bankinter S.A.	3,705,987
2,254,983		CaixaBank S.A.	8,265,618
742,217		Corp Mapfre S.A.	2,250,439
418,821		Distribuidora Internacional de Alimentacion S.A.	2,216,729
154,248		Enagas	3,788,214
216,943		Endesa S.A.	4,473,911
334,043		Ferrovial S.A.	6,063,655
239,055		Gas Natural SDG S.A.	4,611,373
203,792		Grifols S.A.	4,375,020
3,692,257		Iberdrola S.A.	23,320,789
79,755	*,e,m	Iberdrola S.A.	503,741
745,146		Industria De Diseno Textil S.A.	24,646,091
293,709		Red Electrica Corp S.A.	5,252,114
784,773		Repsol YPF S.A.	11,631,661
3,177,562		Telefonica S.A.	30,743,219
133,314		Zardoya Otis S.A.	1,125,291
		TOTAL SPAIN	265,238,049

SWEDEN - 2.9%
199,631		Alfa Laval AB	3,732,337
684,379		Assa Abloy AB	12,950,138
458,371		Atlas Copco AB (A Shares)	14,700,750
264,880		Atlas Copco AB (B Shares)	7,681,905
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

186,279		Boliden AB	$5,434,202
164,715		Electrolux AB (Series B)	4,379,950
2,097,383		Ericsson (LM) (B Shares)	12,413,005
136,343		Getinge AB (B Shares)	2,202,629
647,617		Hennes & Mauritz AB (B Shares)	18,529,597
177,334		Hexagon AB (B Shares)	7,014,744
287,051		Husqvarna AB (B Shares)	2,404,143
55,774		ICA Gruppen AB	1,822,623
111,522		Industrivarden AB	2,160,967
160,487		Investment AB Kinnevik (B Shares)	4,120,099
311,074		Investor AB (B Shares)	12,416,900
25,406		Lundbergs AB (B Shares)	1,634,685
127,063	*	Lundin Petroleum AB	2,742,074
2,074,017		Nordea Bank AB	25,038,096
728,705		Sandvik AB	9,836,500
214,469		Securitas AB (B Shares)	3,415,061
1,037,641		Skandinaviska Enskilda Banken AB (Class A)	11,655,625
231,665		Skanska AB (B Shares)	5,664,234
270,346		SKF AB (B Shares)	5,439,853
415,677		Svenska Cellulosa AB (B Shares)	12,508,379
1,038,140		Svenska Handelsbanken AB	15,498,088
618,258		Swedbank AB (A Shares)	15,632,677
128,759		Swedish Match AB	4,191,973
259,100	*,e	Tele2 AB (B Shares)	2,284,395
1,770,151		TeliaSonera AB	7,180,506
1,052,065		Volvo AB (B Shares)	13,464,080
		TOTAL SWEDEN	248,150,215

SWITZERLAND - 9.4%
1,285,199		ABB Ltd	30,627,364
66,222		Actelion Ltd	17,290,072
111,327		Adecco S.A.	7,965,981
59,600	*	Aryzta AG.	1,641,690
34,223		Baloise Holding AG.	4,406,653
1,493		Barry Callebaut AG.	1,847,406
356,391		Cie Financiere Richemont S.A.	27,755,625
123,345		Coca-Cola HBC AG.	2,819,431
1,355,113		Credit Suisse Group	20,685,966
31,113	*	Dufry Group	4,441,581
5,518		EMS-Chemie Holding AG.	2,848,404
2,647		Galenica AG.	2,902,152
25,287		Geberit AG.	10,807,401
6,307		Givaudan S.A.	11,370,515
8,355,555	*	Glencore Xstrata plc	34,606,053
310,408		Holcim Ltd	16,713,550
151,954		Julius Baer Group Ltd	7,143,469
36,602		Kuehne & Nagel International AG.	5,008,177
692		Lindt & Spruengli AG.	3,840,860
70		Lindt & Spruengli AG. (Registered)	4,540,104
36,095		Lonza Group AG.	6,631,342
2,125,233		Nestle S.A.	155,704,157
1,524,845		Novartis AG.	112,575,558
23,049		Pargesa Holding S.A.	1,535,355
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

11,823		Partners Group	$5,974,963
36,385		Phonak Holding AG.	4,817,560
479,744		Roche Holding AG.	113,674,478
27,619		Schindler Holding AG.	5,264,652
13,499		Schindler Holding AG. (Registered)	2,542,909
3,734		SGS S.A.	7,922,739
1,477		Sika AG.	7,762,003
438,666		STMicroelectronics NV	5,789,584
20,963		Swatch Group AG.	7,429,394
34,275		Swatch Group AG. (Registered)	2,394,794
21,888		Swiss Life Holding	6,644,920
48,414		Swiss Prime Site AG.	4,033,040
221,415		Swiss Re Ltd	20,690,927
17,576		Swisscom AG.	7,753,581
63,224		Syngenta AG.	26,871,049
2,497,464		UBS AG.	40,587,108
172,343		Wolseley plc	10,673,239
102,751		Zurich Financial Services AG.	29,589,576
		TOTAL SWITZERLAND	806,125,382

UNITED KINGDOM - 15.9%
665,502		3i Group plc	5,878,885
624,160	*	Aberdeen Asset Management plc	2,065,631
142,543		Admiral Group plc	3,193,546
956,630	*	Anglo American plc (London)	16,490,663
344,106	*	Ashtead Group plc	6,976,530
244,094		Associated British Foods plc	7,355,793
863,586		AstraZeneca plc	45,829,629
675,506	g	Auto Trader Group plc	3,411,725
2,768,475		Aviva plc	16,668,646
168,348		Babcock International Group	1,896,001
2,165,046		BAE Systems plc	15,901,596
11,548,616		Barclays plc	32,051,091
684,185		Barratt Developments plc	4,126,011
88,897		Berkeley Group Holdings plc	3,139,798
12,825,770		BP plc	76,602,349
1,273,084		British American Tobacco plc	78,584,779
668,471	*	British Land Co plc	4,913,384
5,761,425	*	BT Group plc	22,095,142
228,190		Bunzl plc	6,015,225
303,607		Burberry Group plc	6,278,424
465,127		Capita Group plc	2,934,553
3,734,128		Centrica plc	10,571,384
696,945		CNH Industrial NV	6,191,440
1,190,199		Cobham plc	2,036,649
148,246		Coca-Cola European Partners plc	5,119,178
1,121,693	*	Compass Group plc	19,962,812
89,207		Croda International plc	3,766,946
60,815		DCC plc	4,905,533
1,719,383		Diageo plc	47,760,743
933,098		Direct Line Insurance Group plc	4,180,096
109,342		easyJet plc	1,310,798
618,692	*	Fiat DaimlerChrysler Automobiles NV	6,774,343
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,173,924		GKN plc	$5,089,881
3,329,673		GlaxoSmithKline plc	64,345,836
1,071,730		Group 4 Securicor plc	3,452,749
542,383		Hammerson plc	3,738,284
175,693		Hargreaves Lansdown plc	3,001,458
13,585,067		HSBC Holdings plc	115,893,065
183,053		IMI plc	2,693,491
654,532		Imperial Tobacco Group plc	30,322,914
306,460		Inmarsat plc	2,348,035
127,482		InterContinental Hotels Group plc	5,919,847
575,111		International Consolidated Airlines Group S.A.	3,457,647
110,688		Intertek Group plc	4,738,182
634,507		Intu Properties plc	2,164,140
2,471,104		ITV plc	6,340,919
1,132,386		J Sainsbury plc	3,684,291
131,918	*	Johnson Matthey plc	5,411,023
1,528,745		Kingfisher plc	6,486,146
536,696		Land Securities Group plc	6,726,175
4,066,581		Legal & General Group plc	12,060,241
43,860,439		Lloyds TSB Group plc	35,974,352
214,627		London Stock Exchange Group plc	8,592,833
1,104,544		Marks & Spencer Group plc	4,681,725
529,230		Meggitt plc	2,791,135
482,977	g	Merlin Entertainments plc	2,903,720
2,572,447		National Grid plc	30,131,548
666,047		New Carphone Warehouse plc	2,656,838
96,037		Next plc	4,633,867
3,369,119		Old Mutual plc	8,847,037
562,226		Pearson plc	4,383,128
211,523		Persimmon plc	5,151,928
180,917		Petrofac Ltd	2,094,873
101,099		Provident Financial plc	3,481,394
1,761,110		Prudential plc	34,128,094
431,987		Reckitt Benckiser Group plc	37,066,868
679,886		Reed Elsevier NV	11,483,759
743,967		Reed Elsevier plc	13,354,277
289,389		Rio Tinto Ltd	14,680,537
844,900		Rio Tinto plc	37,431,570
1,254,407		Rolls-Royce Group plc	10,565,395
2,403,031	*	Royal Bank of Scotland Group plc	6,731,998
620,226		Royal Mail plc	3,221,054
698,733		RSA Insurance Group plc	5,059,169
734,396		Sage Group plc	5,679,920
91,257		Schroders plc	3,384,564
687,975	*	Scottish & Southern Energy plc	12,932,975
562,644		Segro plc	3,268,395
159,795		Severn Trent plc	4,580,284
614,714		Shire Ltd	34,224,670
704,820		Sky plc	8,905,150
610,159		Smith & Nephew plc	9,127,766
269,238		Smiths Group plc	5,103,102
356,079		St. James’s Place plc	4,817,232
2,241,735	*	Standard Chartered plc	21,951,844
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE

1,353,985		Standard Life plc			$5,915,630
321,085		Tate & Lyle plc			2,713,924
2,231,161		Taylor Wimpey plc			4,710,449
5,577,662	*	Tesco plc			13,701,865
168,838		Travis Perkins plc			3,096,612
1,112,390		Unilever NV			45,120,519
876,427		Unilever plc			35,500,397
466,116	*	United Utilities Group plc			5,397,871
18,170,587	*	Vodafone Group plc			44,509,392
149,157		Weir Group plc			3,778,532
124,864		Whitbread plc			6,181,022
602,682		William Hill plc			1,965,889
1,516,486		WM Morrison Supermarkets plc			4,521,078
1,228,356	g	Worldpay Group plc			4,431,400
876,180		WPP plc			20,392,285
		TOTAL UNITED KINGDOM			1,368,823,513

UNITED STATES - 0.4%
129,730		Carnival plc			6,940,399
347,203		iShares MSCI EAFE Index Fund			20,703,715
119,393	*	Mobileye NV			5,129,123
147,358	*	QIAGEN NV			4,288,146
10,214	*,e	Taro Pharmaceutical Industries Ltd			1,067,261
		TOTAL UNITED STATES			38,128,644

		TOTAL COMMON STOCKS			8,592,835,823
		(Cost $8,088,541,739)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

SPAIN - 0.0%
127,287		ACS Actividades de Construccion y Servicios S.A.			57,161
		TOTAL SPAIN			57,161

		TOTAL RIGHTS / WARRANTS			57,161
		(Cost $60,381)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0.4%
$29,700,000		Federal Home Loan Bank (FHLB)	0.400%	02/01/17	29,700,000
		TOTAL GOVERNMENT AGENCY DEBT			29,700,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
114,494,592	c	State Street Navigator Securities Lending Government Money Market Portfolio			114,494,592
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			114,494,592

		TOTAL SHORT-TERM INVESTMENTS			144,194,592
		(Cost $144,194,592)
324

TIAA-CREF FUNDS - International Equity Index Fund

VALUE

TOTAL INVESTMENTS - 101.4%	$8,737,087,576
(Cost $8,232,796,712)
OTHER ASSETS & LIABILITIES, NET - (1.4)%	(124,311,924)
NET ASSETS - 100.0%	$8,612,775,652

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $109,172,774.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/17, the aggregate value of these securities amounted to $41,275,306 or 0.5% of net assets.
m	Indicates a security that has been deemed illiquid.
325

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$1,849,020,357	21.5%
INDUSTRIALS	1,189,206,941	13.8
CONSUMER DISCRETIONARY	1,086,155,499	12.6
CONSUMER STAPLES	950,756,100	11.0
HEALTH CARE	905,437,546	10.5
MATERIALS	707,557,881	8.2
INFORMATION TECHNOLOGY	476,140,321	5.5
ENERGY	435,675,567	5.1
TELECOMMUNICATION SERVICES	386,685,964	4.5
REAL ESTATE	317,471,870	3.7
UTILITIES	288,784,938	3.3
SHORT - TERM INVESTMENTS	144,194,592	1.7
OTHER ASSETS & LIABILITIES, NET	(124,311,924)	(1.4)

NET ASSETS	$8,612,775,652	100.0%
326

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 96.8%

CORPORATE BONDS - 47.1%

ARGENTINA - 2.2%
	$2,000,000	g	Genneia S.A.	8.750%	01/20/22	$2,060,000
	2,000,000	g	Pampa Energia S.A.	7.500	01/24/27	1,977,000
	1,200,000	g,i	YPF S.A.	23.854	07/07/20	1,356,000
	1,500,000	g	YPF S.A.	8.500	03/23/21	1,625,625
			TOTAL ARGENTINA			7,018,625

AZERBAIJAN - 0.6%
	1,700,000		State Oil Co of the Azerbaijan Republic	6.950	03/18/30	1,793,208
			TOTAL AZERBAIJAN			1,793,208

BRAZIL - 5.3%
	1,500,000	g,i	Caixa Economica Federal	7.250	07/23/24	1,515,000
	1,260,000		Fibria Overseas Finance Ltd	5.500	01/17/27	1,238,076
	2,050,000	g	GTL Trade Finance, Inc	5.893	04/29/24	2,077,675
	1,200,000	g	Marfrig Holdings Europe BV	8.000	06/08/23	1,264,800
	170,960	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	57,699
	307,038	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	101,322
BRL	2,305,000	g,q	Oi S.A.	9.750	09/15/16	153,613
	$1,100,000	g,q	Oi S.A.	5.750	02/10/22	390,500
	1,650,000		Petrobras Global Finance BV	6.125	01/17/22	1,705,275
	1,500,000		Petrobras Global Finance BV	7.375	01/17/27	1,561,050
	1,700,000		Petrobras Global Finance BV	5.625	05/20/43	1,339,260
	1,250,000	g	Raizen Fuels Finance S.A.	5.300	01/20/27	1,247,500
	1,450,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,417,375
	1,800,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	625,500
	1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,350,525
			TOTAL BRAZIL			16,045,170

CHILE - 2.3%
	1,500,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	1,479,200
	2,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,166,075
	1,050,000	g	Empresa de Transporte de Pasajeros Metro S.A.	5.000	01/25/47	1,048,687
	1,200,000		Enersis Americas S.A.	4.000	10/25/26	1,169,700
	1,000,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,013,914
			TOTAL CHILE			6,877,576

CHINA - 1.0%
	2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,804,000
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,130,114
			TOTAL CHINA			2,934,114
327

TIAA-CREF FUNDS – Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

COLOMBIA - 1.9%
$1,500,000	g	Banco de Bogota S.A.	6.250%	05/12/26	$1,556,250
2,300,000		Ecopetrol S.A.	5.375	06/26/26	2,300,000
1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,879,200
		TOTAL COLOMBIA			5,735,450

COSTA RICA - 0.6%
1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,879,200
		TOTAL COSTA RICA			1,879,200

CROATIA - 0.3%
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,050,653
		TOTAL CROATIA			1,050,653

DOMINICAN REPUBLIC - 0.5%
1,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	1,535,625
		TOTAL DOMINICAN REPUBLIC			1,535,625

INDIA - 1.6%
1,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,491,376
1,800,000	g	Adani Transmission Ltd	4.000	08/03/26	1,714,093
1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,048,465
500,000	g	Bharti Airtel Ltd	4.375	06/10/25	494,233
		TOTAL INDIA			4,748,167

INDONESIA - 3.1%
2,200,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	2,286,081
2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,602,941
1,500,000	g	Listrindo Capital BV	4.950	09/14/26	1,467,750
1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,458,180
1,130,000	g	Pertamina Persero PT	4.300	05/20/23	1,138,791
1,700,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,561,654
		TOTAL INDONESIA			9,515,397

IRELAND - 0.5%
1,400,000	g,h	Park Aerospace Holdings Ltd	5.250	08/15/22	1,435,000
		TOTAL IRELAND			1,435,000

JAMAICA - 0.4%
1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,120,126
		TOTAL JAMAICA			1,120,126

KAZAKHSTAN - 1.5%
1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,722,761
1,275,000	g	KMG FINANCE SUB BV	7.000	05/05/20	1,401,363
1,425,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,335,772
		TOTAL KAZAKHSTAN			4,459,896

KUWAIT - 0.5%
1,575,000	g	Equate Petrochemical BV	4.250	11/03/26	1,548,313
		TOTAL KUWAIT			1,548,313
328

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

LUXEMBOURG - 0.5%
	$1,650,000	g	Millicom International Cellular S.A.	6.000%	03/15/25	$1,680,046
			TOTAL LUXEMBOURG			1,680,046

MEXICO - 6.9%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,118,209
	$1,500,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,395,000
	1,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,373,820
	1,500,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,423,125
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,194,375
	1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	2,005,560
	1,200,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,207,200
	1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,446,000
	2,000,000	i	Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,006,916
	1,275,000	g	Mexico City Airport Trust	5.500	10/31/46	1,151,963
	1,175,000	g	Petroleos Mexicanos	5.375	03/13/22	1,199,088
	1,150,000		Petroleos Mexicanos	3.500	01/30/23	1,063,750
	1,200,000		Petroleos Mexicanos	6.875	08/04/26	1,270,560
	1,875,000	g	Petroleos Mexicanos	6.500	03/13/27	1,930,031
	1,200,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,104,000
			TOTAL MEXICO			20,889,597
MOROCCO - 0.4%
	1,200,000	g	OCP S.A.	6.875	04/25/44	1,231,442
			TOTAL MOROCCO			1,231,442

NETHERLANDS - 0.6%
	1,800,000	g	GTH Finance BV	7.250	04/26/23	1,962,000
			TOTAL NETHERLANDS			1,962,000

NIGERIA - 0.6%
	1,500,000	g	Access Bank plc	10.500	10/19/21	1,510,818
	200,000		Zenith Bank plc	6.250	04/22/19	199,029
			TOTAL NIGERIA			1,709,847

PANAMA - 1.1%
	1,300,000	g	Aeropuerto Internacional de Tocumen S.A.	5.625	05/18/36	1,368,250
	2,000,000	g	AES Panama SRL	6.000	06/25/22	2,063,000
			TOTAL PANAMA			3,431,250

PERU - 1.4%
	1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,291,250
	1,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,028,750
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,807,050
			TOTAL PERU			4,127,050

RUSSIA - 2.1%
	1,700,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	1,662,049
	1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,510,424
329

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,750,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500%	06/15/23	$1,749,302
	1,500,000		Russian Railways via RZD Capital plc	3.450	10/06/20	1,492,191
			TOTAL RUSSIA			6,413,966

SOUTH AFRICA - 3.5%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,993,870
	755,000		FirstRand Bank Ltd	4.250	04/30/20	768,308
	1,650,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,658,250
	1,500,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	1,515,734
	1,500,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,518,102
	3,200,000	g	Transnet SOC Ltd	4.000	07/26/22	3,092,128
			TOTAL SOUTH AFRICA			10,546,392

SRI LANKA - 0.6%
	1,800,000	g	National Savings Bank	5.150	09/10/19	1,816,200
			TOTAL SRI LANKA			1,816,200

SUPRANATIONAL - 0.4%
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,292,708
			TOTAL SUPRANATIONAL			1,292,708

TRINIDAD AND TOBAGO - 0.2%
	$550,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	532,125
			TOTAL TRINIDAD AND TOBAGO			532,125

TURKEY - 2.2%
	1,300,000	g	KOC Holding AS.	5.250	03/15/23	1,276,764
	1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,115,281
	1,300,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,218,881
	1,500,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,437,428
	1,600,000	g	Turkiye Vakiflar Bankasi TAO	6.000	11/01/22	1,502,792
			TOTAL TURKEY			6,551,146

UKRAINE - 1.9%
	2,275,000	g	Kernel Holding S.A.	8.750	01/31/22	2,283,165
	3,450,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	3,396,663
			TOTAL UKRAINE			5,679,828

UNITED KINGDOM - 0.6%
	2,050,000	g	Tullow Oil plc	6.000	11/01/20	1,942,375
			TOTAL UNITED KINGDOM			1,942,375

UNITED STATES - 1.4%
	2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,020,000
GHS	2,965,000	g,i	Citigroup Global Markets Holdings, Inc	3.950	06/28/21	776,228
	$1,500,000	g	Hyundai Capital America	2.750	09/27/26	1,356,225
			TOTAL UNITED STATES			4,152,453
330

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

VENEZUELA - 0.4%
	$3,175,000		Petroleos de Venezuela S.A.	5.375%	04/12/27	$1,198,562
			TOTAL VENEZUELA			1,198,562

			TOTAL CORPORATE BONDS			142,853,507
			(Cost $143,400,516)

GOVERNMENT BONDS - 49.7%

ANGOLA - 0.5%
	1,475,000	g	Republic of Angola	9.500	11/12/25	1,406,545
			TOTAL ANGOLA			1,406,545

ARGENTINA - 2.2%
	1,750,000	g	Argentine Republic Government International Bond	5.625	01/26/22	1,754,375
	1,700,000	g	Argentine Republic Government International Bond	6.875	01/26/27	1,681,300
	1,200,000		Provincia de Buenos Aires	9.125	03/16/24	1,308,000
	2,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,992,400
			TOTAL ARGENTINA			6,736,075

AZERBAIJAN - 1.2%
	1,100,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,095,437
	1,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,081,820
	1,400,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	1,351,816
			TOTAL AZERBAIJAN			3,529,073

BRAZIL - 3.0%
	973,957	g	Brazil Loan Trust	5.477	07/24/23	977,609
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,473,750
BRL	11,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	3,633,107
	$1,910,000		Brazilian Government International Bond	4.250	01/07/25	1,850,312
	1,000,000		Brazilian Government International Bond	7.125	01/20/37	1,097,500
			TOTAL BRAZIL			9,032,278

COLOMBIA - 1.7%
	3,275,000		Colombia Government International Bond	6.125	01/18/41	3,651,625
	1,600,000		Colombia Government International Bond	5.000	06/15/45	1,564,000
			TOTAL COLOMBIA			5,215,625

COSTA RICA - 0.8%
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,432,600
			TOTAL COSTA RICA			2,432,600

COTE D’IVOIRE - 0.3%
	931,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	860,805
			TOTAL COTE D’IVOIRE			860,805

CROATIA - 1.0%
	2,665,000	g	Croatia Government International Bond	6.375	03/24/21	2,922,066
			TOTAL CROATIA			2,922,066
331

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

DOMINICAN REPUBLIC - 2.2%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000%	02/24/17	$321,735
	65,000,000	g	Dominican Republic International Bond	16.000	02/10/17	1,395,342
	$3,200,000	g	Dominican Republic International Bond	5.875	04/18/24	3,282,624
	1,560,000	g	Dominican Republic International Bond	7.450	04/30/44	1,645,800
			TOTAL DOMINICAN REPUBLIC			6,645,501

ECUADOR - 1.1%
	2,000,000		Ecuador Government International Bond	9.650	12/13/26	2,110,000
	1,250,000	g	Ecuador Government International Bond	9.650	12/13/26	1,322,500
			TOTAL ECUADOR			3,432,500

EGYPT - 0.7%
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,108,872
	1,000,000	g	Egypt Government International Bond	8.500	01/31/47	1,018,928
			TOTAL EGYPT			2,127,800

EL SALVADOR - 0.5%
	395,000	g	El Salvador Government International Bond	7.625	09/21/34	398,950
	1,250,000	g	El Salvador Government International Bond	7.650	06/15/35	1,099,488
			TOTAL EL SALVADOR			1,498,438

GHANA - 1.1%
	3,400,000	g	Republic of Ghana	7.875	08/07/23	3,318,264
			TOTAL GHANA			3,318,264

GREECE - 0.3%
EUR	958,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	951,333
			TOTAL GREECE			951,333

GUATEMALA - 0.6%
	$425,000	g	Guatemala Government International Bond	4.500	05/03/26	410,720
	1,325,000	g	Guatemala Government International Bond	4.875	02/13/28	1,297,599
			TOTAL GUATEMALA			1,708,319

HONDURAS - 0.4%
	1,360,000	g	Honduras Government International Bond	6.250	01/19/27	1,350,480
			TOTAL HONDURAS			1,350,480

INDIA - 0.5%
	1,600,000	g	Export-Import Bank of India	3.375	08/05/26	1,512,310
			TOTAL INDIA			1,512,310

INDONESIA - 2.3%
	2,000,000	g	Indonesia Government International Bond	3.700	01/08/22	2,029,760
	2,355,000	g	Indonesia Government International Bond	4.125	01/15/25	2,373,939
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,032,866
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,646,853
			TOTAL INDONESIA			7,083,418
332

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JAMAICA - 1.6%
	$1,000,000		Jamaica Government International Bond	6.750%	04/28/28	$1,105,380
	3,450,000		Jamaica Government International Bond	8.000	03/15/39	3,864,103
			TOTAL JAMAICA			4,969,483

JORDAN - 0.6%
	2,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,903,468
			TOTAL JORDAN			1,903,468

KAZAKHSTAN - 1.1%
	2,850,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,341,625
			TOTAL KAZAKHSTAN			3,341,625

KENYA - 0.2%
	650,000	g	Kenya Government International Bond	6.875	06/24/24	627,063
			TOTAL KENYA			627,063

KOREA, REPUBLIC OF - 0.4%
	1,325,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,276,835
			TOTAL KOREA, REPUBLIC OF			1,276,835

LEBANON - 0.6%
	1,950,000		Lebanon Government International Bond	6.250	11/04/24	1,905,825
			TOTAL LEBANON			1,905,825

MALAYSIA - 0.9%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,777,301
			TOTAL MALAYSIA			2,777,301

MEXICO - 0.5%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	1,512,218
			TOTAL MEXICO			1,512,218

MONGOLIA - 0.7%
	$2,500,000	g	Mongolia Government International Bond	5.125	12/05/22	2,170,370
			TOTAL MONGOLIA			2,170,370

MOROCCO - 0.6%
	1,800,000	g	Morocco Government International Bond	5.500	12/11/42	1,881,306
			TOTAL MOROCCO			1,881,306

NAMIBIA - 0.4%
	1,225,000	g	Namibia Government International Bond	5.250	10/29/25	1,213,697
			TOTAL NAMIBIA			1,213,697

PAKISTAN - 0.4%
	1,075,000	g	Third Pakistan International Sukuk Co Ltd	5.500	10/13/21	1,096,351
			TOTAL PAKISTAN			1,096,351
333

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PANAMA - 0.6%
	$1,400,000		Panama Government International Bond	6.700%	01/26/36	$1,732,500
			TOTAL PANAMA			1,732,500

PARAGUAY - 0.9%
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	2,785,915
			TOTAL PARAGUAY			2,785,915

PERU - 0.9%
PEN	2,660,000	g	Peruvian Government International Bond	6.350	08/12/28	819,798
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,732,718
			TOTAL PERU			2,552,516

POLAND - 1.1%
	$3,050,000		Poland Government International Bond	5.000	03/23/22	3,326,013
			TOTAL POLAND			3,326,013

REPUBLIC OF SERBIA - 1.3%
	3,925,000	g,p	Republic of Serbia	4.875	02/25/20	4,027,953
			TOTAL REPUBLIC OF SERBIA			4,027,953

ROMANIA - 0.5%
	1,300,000	g	Romanian Government International Bond	6.750	02/07/22	1,485,424
			TOTAL ROMANIA			1,485,424

RUSSIA - 2.1%
RUB	33,000,000		Russian Federal Bond - OFZ	7.000	01/25/23	524,445
	162,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	2,575,742
	$1,570,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,663,043
	1,600,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	1,649,720
			TOTAL RUSSIA			6,412,950

SAUDI ARABIA - 0.8%
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,381,792
			TOTAL SAUDI ARABIA			2,381,792

SOUTH AFRICA - 1.7%
	2,350,000	l	South Africa Government International Bond	5.875	09/16/25	2,533,300
ZAR	23,600,000		South Africa Government International Bond	7.000	02/28/31	1,442,661
	$1,040,000		South Africa Government International Bond	6.250	03/08/41	1,163,603
			TOTAL SOUTH AFRICA			5,139,564

SRI LANKA - 1.0%
	1,250,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,253,801
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,856,481
			TOTAL SRI LANKA			3,110,282
334

TIAA-CREF FUNDS – Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SURINAME - 0.3%
	$748,000	g	Republic of Suriname	9.250%	10/26/26	$755,054
			TOTAL SURINAME			755,054

TUNISIA - 0.5%
	1,725,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,624,420
			TOTAL TUNISIA			1,624,420

TURKEY - 3.9%
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,706,261
	525,000		Turkey Government International Bond	7.500	11/07/19	569,744
TRY	3,860,000		Turkey Government International Bond	10.500	01/15/20	1,019,674
	$2,075,000		Turkey Government International Bond	5.125	03/25/22	2,067,246
	2,000,000		Turkey Government International Bond	4.875	10/09/26	1,863,824
	1,175,000		Turkey Government International Bond	6.000	03/25/27	1,182,865
	1,500,000		Turkey Government International Bond	6.875	03/17/36	1,549,057
	1,975,000		Turkey Government International Bond	6.625	02/17/45	1,989,477
			TOTAL TURKEY			11,948,148

UKRAINE - 1.9%
	1,450,000	g	Ukraine Government International Bond	7.750	09/01/21	1,401,091
	1,450,000	g	Ukraine Government International Bond	7.750	09/01/23	1,379,240
	2,950,000	g	Ukraine Government International Bond	7.750	09/01/27	2,718,779
	520,000	g,i	Ukraine Government International Bond	0.000	05/31/40	151,934
			TOTAL UKRAINE			5,651,044

URUGUAY - 1.5%
	1,325,000		Uruguay Government International Bond	4.375	10/27/27	1,356,933
	3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,234,375
			TOTAL URUGUAY			4,591,308

VENEZUELA - 1.0%
	1,680,000		Venezuela Government International Bond	7.750	10/13/19	1,016,400
	2,200,000		Venezuela Government International Bond	11.750	10/21/26	1,281,500
	1,250,000		Venezuela Government International Bond	9.250	05/07/28	602,500
			TOTAL VENEZUELA			2,900,400

VIETNAM - 0.4%
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,339,448
			TOTAL VIETNAM			1,339,448

ZAMBIA - 0.9%
	2,000,000	g	Zambia Government International Bond	8.500	04/14/24	1,987,612
	750,000	g	Zambia Government International Bond	8.970	07/30/27	749,100
			TOTAL ZAMBIA			2,736,712

			TOTAL GOVERNMENT BONDS			150,940,415
			(Cost $151,554,339)

			TOTAL BONDS			293,793,922
			(Cost $294,954,855)
335

TIAA-CREF FUNDS – Emerging Markets Debt Fund

SHARES		COMPANY			VALUE

COMMON STOCKS – 0.1%

COLOMBIA – 0.1%
7,833	*	Pacific Exploration and Production Corp			$338,000
		TOTAL COLOMBIA			338,000
		TOTAL COMMON STOCKS			338,000
		(Cost $1,122,834)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.3%
UNITED STATES - 0.3%
$1,000,000		Federal Home Loan Bank (FHLB)	0.450%	02/01/17	1,000,000
		TOTAL UNITED STATES			1,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,000,000
		(Cost $1,000,000)

		TOTAL INVESTMENTS - 97.2%			295,131,922
		(Cost $297,077,689)
		OTHER ASSETS & LIABILITIES, NET - 2.8%			8,534,656
		NET ASSETS - 100.0%			$303,666,578

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Republic Peso
EUR	Euro
GHS	Ghana Cedi
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $212,481,208 or 70.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
q	In default
336

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$150,940,415	49.7%
FINANCIALS	34,182,379	11.3
UTILITIES	29,128,140	9.6
ENERGY	27,764,870	9.2
INDUSTRIALS	14,642,807	4.8
MATERIALS	13,422,453	4.4
TELECOMMUNICATION SERVICES	10,113,677	3.3
CONSUMER DISCRETIONARY	5,446,306	1.8
CONSUMER STAPLES	4,576,715	1.5
INFORMATION TECHNOLOGY	3,914,160	1.3
SHORT - TERM INVESTMENTS	1,000,000	0.3
OTHER ASSETS & LIABILITIES, NET	8,534,656	2.8

NET ASSETS	$303,666,578	100.0%
337

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2017

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 93.0%

CORPORATE BONDS - 24.2%

ARGENTINA - 0.1%
	$400,000	g	YPF S.A.	8.500%	03/23/21	$433,500
			TOTAL ARGENTINA			433,500

AUSTRALIA - 0.2%
EUR	400,000		BHP Billiton Finance Ltd	0.750	10/28/22	435,154
			TOTAL AUSTRALIA			435,154

BRAZIL - 1.6%
	$450,000		Fibria Overseas Finance Ltd	5.500	01/17/27	442,170
	650,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	656,500
	450,000	g	Klabin Finance S.A.	5.250	07/16/24	441,540
	2,070,000		Petrobras Global Finance BV	6.125	01/17/22	2,139,345
	400,000	g	Raizen Fuels Finance S.A.	5.300	01/20/27	399,200
	475,000	g	Ultrapar International S.A.	5.250	10/06/26	466,545
			TOTAL BRAZIL			4,545,300

CANADA - 0.6%
	500,000	g	Bank of Montreal	2.500	01/11/22	499,859
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,124,750
			TOTAL CANADA			1,624,609

CHILE - 0.3%
	300,000		Corp Nacional del Cobre de Chile	4.500	08/13/23	316,898
	500,000		Enersis Americas S.A.	4.000	10/25/26	487,375
			TOTAL CHILE			804,273

COLOMBIA - 0.1%
	400,000		Ecopetrol S.A.	5.375	06/26/26	400,000
			TOTAL COLOMBIA			400,000

CROATIA - 0.1%
	300,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	315,196
			TOTAL CROATIA			315,196

FRANCE - 1.0%
EUR	400,000		Credit Agricole S.A.	0.875	01/19/22	439,171
	900,000		Engie S.A.	2.375	05/19/26	1,077,239
	400,000		Societe Generale S.A.	0.750	02/19/21	438,629
	900,000		Total Capital International S.A.	2.500	03/25/26	1,097,400
			TOTAL FRANCE			3,052,439
338

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GERMANY - 1.5%
EUR	200,000		Bayer AG.	1.875%	01/25/21	$229,178
GBP	400,000		BMW Finance NV	0.875	08/16/22	484,198
EUR	400,000		Daimler AG.	0.875	01/12/21	441,392
	800,000		Deutsche Bank AG.	1.250	09/08/21	857,910
	600,000		Deutsche Telekom International Finance BV	1.500	04/03/28	637,831
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	378,684
	$600,000	g	Schaeffler Finance BV	4.750	05/15/23	611,760
GBP	300,000		Volkswagen Financial Services NV	1.750	04/17/20	379,844
	$350,000	g	ZF North America Capital, Inc	4.750	04/29/25	355,845
			TOTAL GERMANY			4,376,642

INDIA - 0.2%
	500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	497,125
			TOTAL INDIA			497,125

IRELAND - 0.1%
	150,000	g,h	Park Aerospace Holdings Ltd	5.250	08/15/22	153,750
	150,000	g,h	Park Aerospace Holdings Ltd	5.500	02/15/24	154,125
			TOTAL IRELAND			307,875

ITALY - 0.4%
EUR	250,000		Enel Finance International NV	5.000	09/14/22	334,441
	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	714,714
			TOTAL ITALY			1,049,155

KAZAKHSTAN - 0.2%
	$500,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	468,692
			TOTAL KAZAKHSTAN			468,692

KUWAIT - 0.2%
	500,000	g	Equate Petrochemical BV	3.000	03/03/22	484,696
			TOTAL KUWAIT			484,696

LUXEMBOURG - 0.7%
EUR	1,850,000	g	Altice Luxembourg S.A.	7.250	05/15/22	2,124,388
			TOTAL LUXEMBOURG			2,124,388

MEXICO - 0.4%
	$300,000	g	Cemex SAB de C.V.	6.125	05/05/25	309,750
	200,000	g	Comision Federal de Electricidad	4.750	02/23/27	192,800
	275,000		Petroleos Mexicanos	4.875	01/24/22	276,045
	225,000	g	Petroleos Mexicanos	5.375	03/13/22	229,613
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	206,689
			TOTAL MEXICO			1,214,897

NETHERLANDS - 1.3%
	300,000		AerCap Ireland Capital Ltd	4.625	10/30/20	315,555
EUR	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	925,485
	300,000		Heineken NV	2.875	08/04/25	366,904
339

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	850,000	g	Lincoln Finance Ltd	6.875%	04/15/21	$988,687
	900,000		Shell International Finance BV	1.875	09/15/25	1,037,287
			TOTAL NETHERLANDS			3,633,918

RUSSIA - 0.3%
	$500,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	514,600
	425,000	g	LUKOIL International Finance BV	6.125	11/09/20	461,061
			TOTAL RUSSIA			975,661

SOUTH AFRICA - 0.2%
	375,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	378,933
	300,000	g	Transnet SOC Ltd	4.000	07/26/22	289,887
			TOTAL SOUTH AFRICA			668,820

SPAIN - 0.8%
EUR	900,000		Iberdrola International BV	1.125	04/21/26	949,812
	400,000		Repsol International Finance BV	3.625	10/07/21	491,238
	900,000		Santander International Debt SAU	1.375	12/14/22	1,000,532
			TOTAL SPAIN			2,441,582

SWEDEN - 1.1%
SEK	23,500,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,771,703
	$350,000	g	Stena AB	7.000	02/01/24	330,750
			TOTAL SWEDEN			3,102,453

SWITZERLAND - 1.4%
EUR	400,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	433,070
GBP	500,000		Credit Suisse Group Funding Guernsey Ltd	3.000	05/27/22	645,168
	1,000,000		Glencore Finance Europe S.A.	6.500	02/27/19	1,381,360
EUR	700,000		Swiss Re Admin Re Ltd	1.375	05/27/23	762,858
	900,000		Tyco Electronics Group S.A.	1.100	03/01/23	976,225
			TOTAL SWITZERLAND			4,198,681

TURKEY - 0.2%
	$600,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	562,561
			TOTAL TURKEY			562,561

UNITED KINGDOM - 2.5%
GBP	600,000		BAE Systems plc	4.125	06/08/22	842,962
	600,000		BAT International Finance plc	1.750	07/05/21	758,066
EUR	400,000		BAT Netherlands Finance BV	2.375	01/19/23	467,500
GBP	500,000		British Telecommunications plc	5.750	12/07/28	816,040
EUR	600,000		Delphi Automotive plc	1.600	09/15/28	605,090
	500,000		Diageo Finance plc	2.375	05/20/26	596,168
	600,000		FCE Bank plc	1.134	02/10/22	650,181
GBP	400,000		Unilever plc	2.000	12/19/18	516,485
EUR	1,950,000	g	Virgin Media Finance plc	4.500	01/15/25	2,154,221
			TOTAL UNITED KINGDOM			7,406,713

UNITED STATES - 8.7%
EUR	2,150,000	g	Adient Global Holdings Ltd	3.500	08/15/24	2,319,632
340

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	700,000		American International Group, Inc	1.500%	06/08/23	$763,109
	400,000		AT&T, Inc	3.500	12/17/25	497,991
	950,000		Axalta Coating Systems Dutch Holding BV	37.500	01/15/25	1,050,747
	350,000		Ball Corp	4.375	12/15/23	422,692
	1,600,000	g	Gates Global LLC	5.750	07/15/22	1,682,142
	300,000		General Electric Co	1.875	05/28/27	345,427
	600,000		General Motors Financial International BV	1.168	05/18/20	661,837
	$500,000	g	Hyundai Capital America	1.750	09/27/19	490,795
EUR	900,000		Illinois Tool Works, Inc	1.250	05/22/23	999,660
	1,300,000		International Game Technology plc	4.750	02/15/23	1,534,914
	600,000		Johnson & Johnson	1.150	11/20/28	642,394
	1,300,000		Kinder Morgan, Inc	2.250	03/16/27	1,390,807
	1,400,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,550,513
	$350,000		MGM Resorts International	4.625	09/01/26	339,062
EUR	100,000		Mondelez International, Inc	2.375	03/06/35	100,804
	250,000		Mylan NV	1.250	11/23/20	274,246
	$350,000	g	Owens-Brockway Glass Container, Inc	6.375	08/15/25	372,312
EUR	900,000		PepsiCo, Inc	0.875	07/18/28	923,178
	500,000		ProLogis LP	3.000	06/02/26	607,277
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	351,533
EUR	200,000		Simon International Finance S.C.A	1.250	05/13/25	214,137
	900,000		Southern Power Co	1.850	06/20/26	970,207
	$1,000,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	1,008,504
EUR	900,000		SYSCO Corp	1.250	06/23/23	974,801
	1,700,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	1,718,851
	$1,600,000		Tronox Finance LLC	6.375	08/15/20	1,542,000
GBP	300,000		Welltower, Inc	4.800	11/20/28	429,720
EUR	400,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	420,460
	800,000	g	XPO Logistics, Inc	5.750	06/15/21	906,776
			TOTAL UNITED STATES			25,506,528

			TOTAL CORPORATE BONDS			70,630,858
			(Cost $72,570,493)

GOVERNMENT BONDS - 68.8%

ARGENTINA - 1.2%
	$1,500,000	g	Argentine Republic Government International Bond	5.625	01/26/22	1,503,750
	2,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,992,400
			TOTAL ARGENTINA			3,496,150

AUSTRALIA - 2.4%
AUD	2,725,000		Australia Government International Bond	3.250	10/21/18	2,119,047
	2,250,000		Australia Government International Bond	5.750	05/15/21	1,963,976
	1,450,000		Australia Government International Bond	3.750	04/21/37	1,147,596
	1,000,000		New South Wales Treasury Corp	4.000	04/08/21	810,718
	995,000		Treasury Corp of Victoria	6.000	06/15/20	848,792
			TOTAL AUSTRALIA			6,890,129

AZERBAIJAN - 0.3%
	$800,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	772,466
			TOTAL AZERBAIJAN			772,466
341

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BELGIUM - 1.4%
EUR	2,050,000	g	Belgium Government International Bond	1.000%	06/22/31	$2,109,781
	1,815,000	g	Kingdom of Belgium Government International Bond	1.000	06/22/26	1,989,165
			TOTAL BELGIUM			4,098,946

BERMUDA - 1.0%
	$2,700,000	g	Bermuda Government International Bond	4.854	02/06/24	2,819,259
			TOTAL BERMUDA			2,819,259

BRAZIL - 0.9%
BRL	8,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	2,734,945
			TOTAL BRAZIL			2,734,945

CANADA - 3.7%
CAD	2,900,000	g	Canada Housing Trust No	1.150	12/15/21	2,184,834
	2,450,000		Canadian Government International Bond	0.250	05/01/18	1,873,899
	1,500,000		Canadian Government International Bond	0.750	03/01/21	1,137,960
	1,700,000		Canadian Government International Bond	1.500	06/01/26	1,277,237
	1,150,000		Canadian Government International Bond	5.000	06/01/37	1,270,369
	2,275,000		Province of British Columbia Canada	3.250	12/18/21	1,876,314
	1,620,000		Province of British Columbia Canada	3.200	06/18/44	1,230,627
			TOTAL CANADA			10,851,240

COLOMBIA - 0.4%
COP	2,920,000,000		Colombian TES	7.000	05/04/22	1,019,153
			TOTAL COLOMBIA			1,019,153

DENMARK - 0.3%
DKK	4,565,000		Denmark Government International Bond	1.750	11/15/25	735,559
			TOTAL DENMARK			735,559

DOMINICAN REPUBLIC - 0.4%
	$1,100,000	g	Dominican Republic International Bond	5.875	04/18/24	1,128,402
			TOTAL DOMINICAN REPUBLIC			1,128,402

ECUADOR - 0.5%
	1,500,000	g	Ecuador Government International Bond	9.650	12/13/26	1,587,000
			TOTAL ECUADOR			1,587,000

EGYPT - 0.5%
	1,500,000	g	Egypt Government International Bond	7.500	01/31/27	1,500,043
			TOTAL EGYPT			1,500,043

FRANCE - 3.1%
	750,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	750,971
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	454,196
	3,650,000		France Government Bond OAT	1.500	05/25/31	3,954,583
	1,400,000		French Republic Government Bond OAT	0.010	05/25/21	1,515,806
342

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	1,675,000		French Republic Government Bond OAT	0.250%	11/25/26	$1,673,441
	700,000	g	French Republic Government Bond OAT	1.750	06/25/39	742,285
			TOTAL FRANCE			9,091,282

GERMANY - 2.0%
EUR	3,425,000		Bundesrepublik Deutschland	0.010	08/15/26	3,566,946
	600,000		Kreditanstalt fuer Wiederaufbau	1.500	06/11/24	706,962
	700,000		State of North Rhine-Westphalia	0.125	03/16/23	753,506
	700,000		State of North Rhine-Westphalia	2.000	10/15/25	851,243
			TOTAL GERMANY			5,878,657

GHANA - 0.5%
	$1,575,000	g	Republic of Ghana	7.875	08/07/23	1,537,137
			TOTAL GHANA			1,537,137

GREECE - 0.8%
EUR	2,400,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	2,383,297
			TOTAL GREECE			2,383,297

GUATEMALA - 0.7%
	$1,975,000	g	Guatemala Government International Bond	4.500	05/03/26	1,908,640
			TOTAL GUATEMALA			1,908,640

HONDURAS - 0.7%
	2,000,000	g	Honduras Government International Bond	6.250	01/19/27	1,986,000
			TOTAL HONDURAS			1,986,000

HUNGARY - 0.4%
HUF	260,200,000		Hungary Government International Bond	6.500	06/24/19	1,029,318
	68,550,000		Hungary Government International Bond	2.000	10/30/19	246,066
			TOTAL HUNGARY			1,275,384

INDIA - 0.3%
	$500,000	g	Export-Import Bank of India	3.375	08/05/26	472,597
	500,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	514,844
			TOTAL INDIA			987,441

INDONESIA - 0.9%
EUR	1,395,000	g	Indonesia Government International Bond	2.625	06/14/23	1,536,239
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,065,240
			TOTAL INDONESIA			2,601,479

IRELAND - 1.4%
EUR	1,075,000		Ireland Government International Bond	3.900	03/20/23	1,403,393
	1,840,000		Ireland Government International Bond	1.000	05/15/26	1,954,303
	625,000		Ireland Government International Bond	2.000	02/18/45	641,589
			TOTAL IRELAND			3,999,285

ISRAEL - 1.0%
ILS	5,705,000		Israel Government Bond-Fixed	6.250	10/30/26	2,050,830
343

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ILS	2,500,000		Israel Government Bond-Fixed	5.500%	01/31/42	$902,453
			TOTAL ISRAEL			2,953,283

ITALY - 4.9%
EUR	6,380,000		Italy Buoni Poliennali Del Tesoro	0.450	06/01/21	6,799,507
	2,560,000	g	Italy Buoni Poliennali Del Tesoro	4.750	08/01/23	3,323,400
	550,000		Italy Buoni Poliennali Del Tesoro	3.750	09/01/24	672,605
	1,620,000		Italy Buoni Poliennali Del Tesoro	1.600	06/01/26	1,661,222
	435,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	428,393
	1,000,000	g	Italy Buoni Poliennali Del Tesoro	3.250	09/01/46	1,069,510
	225,000	g	Italy Buoni Poliennali Del Tesoro	2.700	03/01/47	214,416
			TOTAL ITALY			14,169,053

JAMAICA - 0.5%
	$1,350,000		Jamaica Government International Bond	8.000	03/15/39	1,512,041
			TOTAL JAMAICA			1,512,041

JAPAN - 13.5%
JPY	50,000,000		Japan Finance Corp	0.001	09/26/22	441,669
	40,000,000		Japan Finance Organization for Municipalities	1.300	01/20/20	367,726
	20,000,000		Japan Finance Organization for Municipalities	1.400	02/14/20	184,557
	10,000,000		Japan Finance Organization for Municipalities	1.300	03/13/20	92,089
	70,000,000		Japan Finance Organization for Municipalities	0.001	05/30/22	618,586
	13,000,000		Japan Finance Organization for Municipalities	0.835	08/14/23	120,961
	20,000,000		Japan Finance Organization for Municipalities	0.173	01/29/24	178,285
	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	118,034
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	188,854
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	265,571
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	122,509
	438,150,000		Japan Government Five Year Bond	0.200	06/20/19	3,914,828
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,067,966
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	5,773,393
	229,000,000		Japan Government Ten Year Bond	0.100	12/20/26	2,031,091
	374,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,426,841
	307,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	2,514,158
	404,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	3,880,921
	590,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	6,191,828
	215,000,000		Japan Government Twenty Year Bond	2.100	12/20/26	2,280,072
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,450,024
	240,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,107,258
			TOTAL JAPAN			39,337,221

KOREA, REPUBLIC OF - 3.2%
	$500,000	g	Korea Housing Finance Corp	2.000	10/11/21	481,825
KRW	2,118,000,000		Korea Treasury Bond	1.750	12/10/18	1,826,374
	2,128,400,000		Korea Treasury Bond	2.000	03/10/21	1,844,173
	6,234,500,000		Korea Treasury Bond	1.375	09/10/21	5,256,256
			TOTAL KOREA, REPUBLIC OF			9,408,628

MEXICO - 0.3%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,002,807
			TOTAL MEXICO			1,002,807
344

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

NETHERLANDS - 0.5%
EUR	1,425,000	g	Netherlands Government International Bond	0.500%	07/15/26	$1,526,041
			TOTAL NETHERLANDS			1,526,041

NEW ZEALAND - 0.4%
NZD	975,000		New Zealand Government International Bond	6.000	05/15/21	811,528
	525,000		New Zealand Government International Bond	4.500	04/15/27	422,128
			TOTAL NEW ZEALAND			1,233,656

NORWAY - 0.5%
NOK	3,700,000	g	Norway Government International Bond	3.750	05/25/21	498,893
	8,670,000	g	Norway Government International Bond	1.500	02/19/26	1,032,078
			TOTAL NORWAY			1,530,971

PERU - 0.8%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,580,411
	2,199,000	g	Peruvian Government International Bond	6.350	08/12/28	677,720
			TOTAL PERU			2,258,131

POLAND - 1.1%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,100,428
	4,000,000		Republic of Poland Government International Bond	3.250	07/25/19	1,021,440
			TOTAL POLAND			3,121,868

PORTUGAL - 0.6%
EUR	1,750,000	g	Portugal Obrigacoes do Tesouro OT	4.125	04/14/27	1,832,683
			TOTAL PORTUGAL			1,832,683

RUSSIA - 1.4%
RUB	150,500,000		Russian Federal Bond - OFZ	7.000	01/25/23	2,391,788
	$1,600,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	1,649,720
			TOTAL RUSSIA			4,041,508

SAUDI ARABIA - 0.7%
	2,200,000	g	Saudi Government International Bond	3.250	10/26/26	2,095,977
			TOTAL SAUDI ARABIA			2,095,977

SOUTH AFRICA - 1.0%
ZAR	16,950,000		South Africa Government International Bond	10.500	12/21/26	1,394,873
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,008,640
	7,800,000		South Africa Government International Bond	8.750	01/31/44	531,674
			TOTAL SOUTH AFRICA			2,935,187

SPAIN - 4.7%
EUR	1,100,000		Instituto de Credito Oficial	4.375	05/20/19	1,305,917
	950,000	g	Spain Government Bond	4.400	10/31/23	1,255,264
	3,775,000	g	Spain Government International Bond	4.300	10/31/19	4,554,255
	925,000		Spain Government International Bond	0.750	07/30/21	1,016,031
345

TIAA-CREF FUNDS – International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	825,000	g	Spain Government International Bond	2.750%	10/31/24	$987,687
	1,575,000	g	Spain Government International Bond	1.950	04/30/26	1,757,487
	1,500,000	g	Spain Government International Bond	4.200	01/31/37	2,043,147
	825,000	g	Spain Government International Bond	2.900	10/31/46	890,057
			TOTAL SPAIN			13,809,845

SUPRANATIONAL - 2.1%
INR	127,300,000		Asian Development Bank	6.200	10/06/26	1,892,347
IDR	5,700,000,000		European Bank for Reconstruction & Development	8.350	06/01/17	427,472
SEK	9,070,000		European Investment Bank	1.250	05/12/25	1,032,170
IDR	5,700,000,000		Inter-American Development Bank	7.250	07/17/17	425,242
	4,400,000,000		Inter-American Development Bank	7.350	09/12/18	329,857
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	623,445
AUD	1,150,000		Inter-American Development Bank	4.750	08/27/24	965,995
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	363,800
			TOTAL SUPRANATIONAL			6,060,328

SWEDEN - 1.3%
SEK	15,450,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,803,535
	5,500,000		Sweden Government International Bond	1.000	11/12/26	642,931
	7,805,000		Sweden Government International Bond	2.250	06/01/32	998,319
			TOTAL SWEDEN			3,444,785

TURKEY - 0.9%
	$400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	379,169
TRY	5,275,000		Turkey Government International Bond	7.400	02/05/20	1,276,407
	$975,000		Turkey Government International Bond	6.000	03/25/27	981,527
			TOTAL TURKEY			2,637,103

UKRAINE - 0.4%
	1,300,000	g	Ukraine Government International Bond	7.750	09/01/20	1,272,102
			TOTAL UKRAINE			1,272,102

UNITED KINGDOM - 5.2%
GBP	2,075,000		United Kingdom Gilt	1.750	07/22/19	2,705,987
	1,560,000		United Kingdom Gilt	1.500	01/22/21	2,033,328
	1,300,000		United Kingdom Gilt	0.500	07/22/22	1,603,867
	600,000		United Kingdom Gilt	2.250	09/07/23	816,290
	1,200,000		United Kingdom Gilt	2.750	09/07/24	1,687,003
	1,210,000		United Kingdom Gilt	1.500	07/22/26	1,532,063
	1,580,000		United Kingdom Gilt	4.750	12/07/30	2,729,471
	450,000		United Kingdom Gilt	4.250	06/07/32	751,519
	700,000		United Kingdom Gilt	4.250	03/07/36	1,203,455
			TOTAL UNITED KINGDOM			15,062,983

			TOTAL GOVERNMENT BONDS			200,528,095
			(Cost $208,894,468)

			TOTAL BONDS			271,158,953
			(Cost $281,464,961)
346

TIAA-CREF FUNDS – International Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 5.7%
UNITED STATES - 5.7%
$16,800,000	Federal Home Loan Bank (FHLB)	0.450%	02/01/17	$16,800,000
	TOTAL UNITED STATES			16,800,000

	TOTAL SHORT-TERM INVESTMENTS			16,800,000
	(Cost $16,800,000)

	TOTAL INVESTMENTS - 98.7%			287,958,953
	(Cost $298,264,961)
	OTHER ASSETS & LIABILITIES, NET - 1.3%			3,682,655
	NET ASSETS - 100.0%			$291,641,608

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South Africa Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2017, the aggregate value of these securities amounted to $79,355,850 or 27.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
o	Payment in Kind Bond
347

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$200,528,095	68.8%
FINANCIALS	15,109,562	5.2
CONSUMER DISCRETIONARY	10,705,655	3.7
ENERGY	8,699,966	3.0
UTILITIES	7,741,998	2.6
TELECOMMUNICATION SERVICES	6,609,404	2.3
MATERIALS	6,022,859	2.0
INDUSTRIALS	5,477,698	1.9
CONSUMER STAPLES	4,703,906	1.6
HEALTH CARE	2,635,491	0.9
INFORMATION TECHNOLOGY	1,673,185	0.6
REAL ESTATE	1,251,134	0.4
SHORT - TERM INVESTMENTS	16,800,000	5.7
OTHER ASSETS & LIABILITIES, NET	3,682,655	1.3

NET ASSETS	$291,641,608	100.0%
348

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Funds” or individually, the “Fund”). The International Small-Cap Equity Fund commenced operations on December 9, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

349

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of January 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

350

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2017, there were no material transfers between levels by the Funds.

As of January 31, 2017, 100% of the value of investments in the Social Choice Low Carbon Equity Fund was valued based on Level 1 inputs.

As of January 31, 2017, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,128,283,687	$—	$—	$2,128,283,687
Short-term investments	731,172	14,950,000	—	15,681,172
Total	$2,129,014,859	$14,950,000	$—	$2,143,964,859
Enhanced Large-Cap Value Index
Equity investments*	$2,148,847,857	$—	$—	$2,148,847,857
Short-term investments	1,185,721	14,749,261	—	15,934,982
Total	$2,150,033,578	$14,749,261	$—	$2,164,782,839
Growth & Income
Equity investments:
Consumer discretionary	$730,446,203	$52,725,279	$—	$783,171,482
Consumer staples	464,308,710	31,411,548	—	495,720,258
Financials	810,768,833	27,237,148	—	838,005,981
Health care	714,359,774	69,956,627	—	784,316,401
Information technology	1,399,584,408	26,445,265	—	1,426,029,673
All other equity investments*	1,490,823,773	—	—	1,490,823,773
Short-term investments	36,286,246	24,850,000	—	61,136,246
Purchased options	1,101,105	—	—	1,101,105
Written options**	(3,076,603)	—	—	(3,076,603)
Total	$5,644,602,449	$232,625,867	$—	$5,877,228,316
Large-Cap Growth
Equity investments:
Consumer discretionary	$729,315,075	$5,697,457	$—	$735,012,532
Health care	488,729,945	11,423,595	—	500,153,540
Information technology	1,569,534,819	5,843,301	—	1,575,378,120
All other equity investments*	950,286,277	—	—	950,286,277
Short-term investments	—	51,498,554	—	51,498,554
Total	$3,737,866,116	$74,462,907	$—	$3,812,329,023
Large-Cap Value
Equity investments:
Consumer discretionary	$393,272,175	$56,953,099	$—	$450,225,274
Energy	878,244,227	19,923,919	—	898,168,146
Financials	1,480,772,235	37,743,363	—	1,518,515,598
Industrials	625,394,191	—	7,267	625,401,458
Materials	274,969,385	20,880,018	—	295,849,403
All other equity investments*	2,479,601,921	—	—	2,479,601,921
Short-term investments	28,327,212	22,145,880	—	50,473,092
Total	$6,160,581,346	$157,646,279	$7,267	$6,318,234,892
Mid-Cap Growth
Equity investments*	$1,434,361,100	$—	$—	$1,434,361,100
Short-term investments	21,363,300	7,050,000	—	28,413,300
Purchased options	393,400	—	—	393,400
Written options**	(496,058)	—	—	(496,058)
Total	$1,455,621,742	$7,050,000	$—	$1,462,671,742
351

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Value
Equity investments:
Consumer discretionary	$407,566,976	$7,811,778	$—	$415,378,754
Financials	1,047,537,551	12,906,173	—	1,060,443,724
Health care	170,851,172	35,455,538	—	206,306,710
Information technology	545,334,326	6,886,556	—	552,220,882
Utilities	475,319,706	6,144,701	—	481,464,407
All other equity investments*	2,513,746,797	—	—	2,513,746,797
Short-term investments	55,952,809	25,450,000	—	81,402,809
Total	$5,216,309,337	$94,654,746	$—	$5,310,964,083
Small-Cap Equity
Equity investments*	$3,319,799,351	$—	$—	$3,319,799,351
Short-term investments	47,651,687	22,750,000	—	70,401,687
Futures**	(72,237)	—	—	(72,237)
Total	$3,367,378,801	$22,750,000	$—	$3,390,128,801
Small/Mid-Cap Equity
Equity investments*	$571,368,957	$—	$—	$571,368,957
Short-term investments	—	3,000,000	—	3,000,000
Total	$571,368,957	$3,000,000	$—	$574,368,957
Social Choice Equity
Equity investments*	$2,463,749,448	$—	$—	$2,463,749,448
Short-term investments	—	17,098,921	—	17,098,921
Total	$2,463,749,448	$17,098,921	$—	$2,480,848,369
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$68,190,338	$—	$68,190,338
Asia	177,188,250	367,292,924	647,112	545,128,286
Europe	—	58,941,409	—	58,941,409
Latin America	89,656,764	199,510,209	—	289,166,973
North America	23,341,512	—	—	23,341,512
All other equity investments*	7,796,478	74,376,722	870,629	83,043,829
Short-term investments	5,917,450	22,000,000	—	27,917,450
Total	$303,900,454	$790,311,602	$1,517,741	$1,095,729,797
Enhanced International Equity Index
Equity investments:
Asia	$431,104	$476,050,450	$—	$476,481,554
Australasia	—	127,651,245	—	127,651,245
Europe	45,994,698	898,023,999	—	944,018,697
All other equity investments*	4,574,504	165,186,078	—	169,760,582
Short-term investments	26,466,077	10,650,000	—	37,116,077
Total	$77,466,383	$1,677,561,772	$—	$1,755,028,155
Global Natural Resources
Equity investments:
Asia	$—	$526,440	$—	$526,440
Australasia	—	5,828,571	—	5,828,571
Europe	—	11,773,690	—	11,773,690
North America	32,032,905	9,969,334	—	42,002,239
Short-term investments	—	1,300,000	—	1,300,000
Total	$32,032,905	$29,398,035	$—	$61,430,940
352

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$—	$1,134,671,340	$—	$1,134,671,340
Australasia	—	58,698,101	—	58,698,101
Europe	—	2,599,724,413	—	2,599,724,413
North America	77,543,611	—	—	77,543,611
All other equity investments*	38,956,335	192,415,002	—	231,371,337
Short-term investments	15,107,956	22,948,700	—	38,056,656
Total	$131,607,902	$4,008,457,556	$—	$4,140,065,458
International Opportunities
Equity investments:
Asia	$13,168,880	$390,396,095	$18,363	$403,583,338
Australasia	—	56,884,074	—	56,884,074
Europe	—	632,925,490	—	632,925,490
Latin America	—	33,998,088	—	33,998,088
North America	—	116,834,786	—	116,834,786
All other equity investments*	—	95,845,784	1,534	95,847,318
Short-term investments	49,751,792	7,450,000	—	57,201,792
Total	$62,920,672	$1,334,334,317	$19,897	$1,397,274,886
International Small-Cap Equity
Equity investments:
Asia	$—	$112,355,383	$—	$112,355,383
Australasia	—	12,777,940	—	12,777,940
Europe	—	78,667,351	—	78,667,351
North America	7,217,462	22,422,084	—	29,639,546
All other equity investments*	—	72,781,682	—	72,781,682
Short-term investments	—	2,850,000	—	2,850,000
Total	$7,217,462	$301,854,440	$—	$309,071,902
Social Choice International Equity
Equity investments:
Asia	$—	$7,503,756	$—	$7,503,756
Australasia	—	2,058,074	—	2,058,074
Europe	219,070	14,677,736	—	14,896,806
All other equity investments*	—	2,790,924	—	2,790,924
Total	$219,070	$27,030,490	$—	$27,249,560
Equity Index
Equity investments:
Health care	$1,604,158,177	$—	$67,205	$1,604,225,382
Industrials	1,377,120,407	—	71,574	1,377,191,981
Telecommunication services	293,026,106	—	49,856	293,075,962
All other equity investments*	9,270,591,832	—	—	9,270,591,832
Short-term investments	134,031,053	23,000,000	—	157,031,053
Futures**	(57,486)	—	—	(57,486)
Total	$12,678,870,089	$23,000,000	$188,635	$12,702,058,724
Large-Cap Growth Index
Equity investments*	$3,922,487,168	$—	$—	$3,922,487,168
Short-term investments	20,899,306	42,450,000	—	63,349,306
Futures**	(35,509)	—	—	(35,509)
Total	$3,943,350,965	$42,450,000	$—	$3,985,800,965
353

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Index
Equity investments*	$5,741,527,601	$—	$—	$5,741,527,601
Short-term investments	12,326,361	53,871,914	—	66,198,275
Futures**	(86,605)	—	—	(86,605)
Total	$5,753,767,357	$53,871,914	$—	$5,807,639,271
S&P 500 Index
Equity investments*	$3,814,134,237	$—	$—	$3,814,134,237
Short-term investments	4,214,318	14,850,000	—	19,064,318
Futures**	(10,873)	—	—	(10,873)
Total	$3,818,337,682	$14,850,000	$—	$3,833,187,682
Small-Cap Blend Index
Equity investments:
Health care	$269,681,528	$—	$144,004	$269,825,532
Industrials	313,778,026	—	160,444	313,938,470
Telecommunication services	17,834,518	—	139,956	17,974,474
All other equity investments*	1,541,566,432	—	—	1,541,566,432
Short-term investments	119,487,603	22,800,000	—	142,287,603
Total	$2,262,348,107	$22,800,000	$444,404	$2,285,592,511
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$119,851,099	$246	$119,851,345
Asia	102,190,985	1,083,412,469	—	1,185,603,454
Europe	3,356,597	70,331,390	—	73,687,987
Latin America	—	199,779,796	—	199,779,796
North America	91,495,302	—	—	91,495,302
All other equity investments*	7,437,169	143,179,032	618	150,616,819
Short-term investments	16,536,006	4,050,000	—	20,586,006
Total	$221,016,059	$1,620,603,786	$864	$1,841,620,709
International Equity Index
Equity investments:
Asia	$2,212,776	$2,361,663,225	$—	$2,363,876,001
Australasia	—	650,425,552	—	650,425,552
Europe	19,647,791	4,667,247,256	—	4,686,895,047
All other equity investments*	62,415,937	829,280,447	—	891,696,384
Short-term investments	114,494,592	29,700,000	—	144,194,592
Total	$198,771,096	$8,538,316,480	$—	$8,737,087,576
Emerging Markets Debt
Africa/Middle East	$—	$42,163,256	$—	$42,163,256
Asia	—	52,503,994	—	52,503,994
Europe	—	63,439,944	—	63,439,944
Latin America	—	130,579,566	—	130,579,566
North America	—	3,376,224	776,229	4,152,453
All other debt investments*	—	1,292,709	—	1,292,709
Short-term investments	—	1,000,000	—	1,000,000
Credit default swaps**	—	(148,688)	—	(148,688)
Forward foreign currency contracts**	—	(2,989)	—	(2,989)
Total	$—	$294,204,016	$776,229	$294,980,245

*	For detailed categories, see the accompanying schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedules of investments.
354

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At January 31, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	175	$11,895,625	March 2017	$(72,237)
Equity Index	S&P 500 E Mini Index	178	20,243,050	March 2017	(57,486)
Large-Cap Growth Index	S&P 500 E Mini Index	116	13,192,100	March 2017	(35,509)
Large-Cap Value Index	S&P 500 E Mini Index	99	11,258,775	March 2017	(86,605)
S&P 500 Index	S&P 500 E Mini Index	136	15,466,600	March 2017	(10,873)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values.

Purchased options outstanding as of January 31, 2017 were as follows:

	Number of contracts	Value
Growth & Income Fund
Celgene Corp, Call, 1/19/18 at $125	500	$505,000
Dunkin’ Brands Group, Inc, Call, 2/17/17 at $60	316	1,580
General Mills, Inc, Call, 4/21/17 at $65	316	39,500
Hershey Co, Call, 2/17/17 at $110	225	20,025
Monsanto Co, Call, 1/19/18 at $115	1,000	535,000
Total	2,357	$1,101,105
Mid-Cap Growth Fund
Ashland Global Holdings, Inc, Put, 2/17/17 at $115	700	$52,500
Electronic Arts Inc, Put, 2/3/17 at $80	800	60,600
Lam Research Corp, Put, 2/17/17 at $115	600	141,000
ServiceNow, Inc, Put, 2/3/17 at $81	700	139,300
Total	2,800	$393,400
355

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Written options outstanding as of January 31, 2017 were as follows:

	Number of Contracts	Value
Growth & Income Fund
Acacia Communications, Inc, Put, 2/17/17 at $50	491	$(33,879)
Acacia Communications, Inc, Put, 2/17/17 at $55	162	(32,238)
Air Products & Chemicals, Inc, Put, 3/17/17 at $130	194	(17,460)
American Water Works Co, Inc, Put, 3/17/17 at $65	375	(9,000)
American Water Works Co, Inc, Put, 3/17/17 at $70	375	(28,875)
Amgen, Inc, Put, 2/3/17 at $145	330	(6,930)
Boston Scientific Corp, Put, 2/17/17 at $20	1,792	(3,584)
Boston Scientific Corp, Put, 2/17/17 at $22	1,792	(16,128)
Caesarstone Ltd, Call, 4/21/17 at $35	275	(20,625)
Caesarstone Ltd, Put, 4/21/17 at $27.50	275	(33,000)
Celgene Corp, Call, 1/19/18 at $145	500	(195,000)
Celgene Corp, Put, 1/19/18 at $95	500	(274,500)
Chubb Ltd, Put, 2/17/17 at $125	330	(15,817)
Cigna Corp, Put, 4/21/17 at $110	500	(12,500)
Constellation Brands, Inc, Put, 2/17/17 at $145	162	(21,870)
Cray, Inc, Call, 2/17/17 at $17.50	1,436	(129,240)
Crown Castle International Corp, Put, 2/17/17 at $82.50	485	(9,700)
CyberArk Software Ltd, Put, 2/10/17 at $45	412	(17,510)
Delphi Automotive plc, Put, 2/17/17 at $65	492	(29,520)
Delphi Automotive plc, Put, 3/17/17 at $62.50	491	(46,645)
Dunkin’ Brands Group, Inc, Put, 2/17/17 at $50	475	(41,800)
Edwards Lifesciences Corp, Put, 2/17/17 at $80	450	(15,750)
Electronic Arts, Inc, Call, 2/3/17 at $89	328	(11,152)
Eli Lilly & Co, Put, 6/16/17 at $65	326	(22,820)
Equifax, Inc, Put, 2/17/17 at $110	409	(20,450)
Exxon Mobil Corp, Put, 2/3/17 at $83.50	826	(29,736)
Finisar Corp, Put, 3/17/17 at $25	330	(21,450)
General Dynamics Corp, Put, 2/17/17 at $165	324	(6,804)
General Mills, Inc, Put, 4/21/17 at $55	475	(19,712)
Hasbro, Inc, Call, 2/10/17 at $90	280	(30,100)
Hasbro, Inc, Put, 2/10/17 at $77	495	(38,362)
Hasbro, Inc, Put, 2/10/17 at $78	495	(39,600)
Hershey Co, Put, 2/17/17 at $95	225	(4,388)
Jazz Pharmaceuticals plc, Put, 6/16/17 at $85	246	(51,660)
JC Penney Co, Inc, Put, 8/18/17 at $5	2,445	(110,025)
Kohl’s Corp, Put, 4/21/17 at $45	640	(419,200)
Medtronic plc, Put, 5/19/17 at $70	324	(36,612)
Microsemi Corp, Put, 2/17/17 at $50	647	(35,585)
Microsemi Corp, Put, 3/17/17 at $50	647	(87,345)
MicroStrategy, Inc, Put, 2/17/17 at $180	148	(31,968)
Monsanto Co, Put, 1/19/18 at $97.50	1,000	(542,500)
Northern Trust Corp, Put, 2/17/17 at $80	654	(32,700)
Norwegian Cruise Line Holdings Ltd, Call, 2/17/17 at $52.50	647	(8,088)
PACCAR, Inc, Call, 2/17/17 at $69.40	576	(23,040)
PACCAR, Inc, Put, 2/17/17 at $61.90	576	(11,520)
PVH Corp, Put, 2/17/17 at $90	100	(10,000)
PVH Corp, Put, 3/17/17 at $90	50	(17,000)
Rockwell Automation, Inc, Put, 2/17/17 at $135	489	(24,450)
Schlumberger Ltd, Put, 2/17/17 at $80	657	(24,966)
Schlumberger Ltd, Put, 2/17/17 at $82.50	330	(33,990)
Scotts Miracle-Gro Co, Call, 3/17/17 at $100	494	(24,700)
Scotts Miracle-Gro Co, Put, 3/17/17 at $85	494	(43,225)
Seattle Genetics, Inc, Put, 3/17/17 at $48	416	(47,840)
356

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
State Street Corp, Put, 2/17/17 at $72.50	493	$(21,199)
T-Mobile US, Inc, Put, 2/17/17 at $57	485	(24,735)
TransDigm Group, Inc, Put, 2/17/17 at $206	246	(108,240)
WABCO Holdings, Inc, Put, 2/17/17 at $95	330	(15,675)
Walt Disney Co, Put, 2/17/17 at $100	330	(4,620)
WW Grainger, Inc, Put, 2/17/17 at $230	147	(6,615)
Zions Bancorporation, Call, 2/17/17 at $46	820	(6,560)
Zions Bancorporation, Put, 2/17/17 at $39	820	(16,400)
Total	32,058	$(3,076,603)
Mid-Cap Growth Fund
Ashland Global Holdings, Inc, Call, 2/17/17 at $120	700	$(77,000)
Ashland Global Holdings, Inc, Put, 2/17/17 at $110	700	(21,000)
Ciena Corp, Call, 2/17/17 at $27	400	(1,600)
Electronic Arts Inc, Call, 2/3/17 at $90	800	(17,000)
Electronic Arts Inc, Put, 2/3/17 at $75	800	(8,200)
Lam Research Corp, Call, 2/17/17 at $120	600	(42,000)
Lam Research Corp, Put, 2/17/17 at $110	600	(45,000)
ServiceNow, Inc, Call, 2/3/17 at $91	700	(44,100)
ServiceNow, Inc, Put, 2/3/17 at $75	700	(49,700)
Zimmer Biomet Holdings Inc, Call, 2/17/17 at $115	450	(190,458)
Total	6,450	$(496,058)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At January 31, 2017, the Funds held the following open forward contracts:

Fund	Counterparty	Contract settlement date	Receive		Deliver	Unrealized appreciation (depreciation)
Emerging Markets Debt	Bank of America	11/20/2017	$1,500,000	CNH	10,612,500	$(2,989)
					Total	$(2,989)
International Bond	Bank of America	2/28/2017	$97,644,008	EUR	91,446,239	$(1,173,691)
	Bank of America	2/28/2017	$8,920,558	KRW	10,423,760,670	(132,168)
	Bank of America	2/28/2017	$2,211,070	NZD	3,060,012	(32,133)
	Bank of America	2/28/2017	$2,242,796	ZAR	30,347,815	1,657
					Total	$(1,336,335)
	Morgan Stanley	2/28/2017	$7,883,895	AUD	10,455,138	$(39,951)
	Morgan Stanley	2/28/2017	$10,762,949	CAD	14,100,314	(75,943)
	Morgan Stanley	2/28/2017	$728,523	DKK	5,070,199	(8,320)
	Morgan Stanley	2/28/2017	$1,473,531	EUR	1,374,066	(11,298)
	Morgan Stanley	2/28/2017	$21,487,929	GBP	17,061,542	14,113
	Morgan Stanley	2/28/2017	$1,284,186	HUF	375,000,000	(22,655)
	Morgan Stanley	2/28/2017	$39,094,718	JPY	4,461,024,367	(444,274)
357

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Counterparty	Contract settlement date	Receive		Deliver	Unrealized appreciation (depreciation)
	Morgan Stanley	2/28/2017	$1,540,619	NOK	12,872,980	$(20,436)
	Morgan Stanley	2/28/2017	$1,555,466	PLN	6,333,539	(25,286)
	Morgan Stanley	2/28/2017	$7,220,725	SEK	63,795,687	(81,360)
					Total	$(715,410)
Total						$(2,051,745)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

358

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

At January 31, 2017, open bilateral credit default swap contracts sold by the Emerging Markets Debt Fund were as follows:

Reference entity	Counterparty	Maturity date	Implied credit spread at 1/31/17 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
VALEBZ (Senior) 8.25% 1/17/2034	Goldman Sachs International	6/20/2021	2.88%	$2,000,000	$(421,947)	$273,259

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets.

At January 31, 2017, a Fund held the following open total return swap contracts:

		Notional	Termination	Fixed payments received by or (paid) by Fund	Total return received by	Unrealized appreciation
Fund	Counterparty	amount	date	per annum	or (paid) by Fund	(depreciation)
Small-Cap Equity	Goldman Sachs	$25,172,393	3/3/2017	0.03%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of January 31, 2017, there were no affiliated investments.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedules of investments. As of January 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Emerging Markets Debt Fund and the International Bond Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

359

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At January 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,671,523,355	$490,760,040	$(18,318,536)	$472,441,504
Enhanced Large-Cap Value Index	1,793,690,387	384,653,265	(13,560,813)	371,092,452
Growth & Income	4,546,107,576	1,384,458,900	(50,261,557)	1,334,197,343
Large-Cap Growth	2,829,852,236	999,421,542	(16,944,755)	982,476,787
Large-Cap Value	5,148,169,413	1,315,054,834	(144,989,355)	1,170,065,479
Mid-Cap Growth	1,229,054,070	278,704,751	(44,591,021)	234,113,730
Mid-Cap Value	3,922,776,465	1,528,582,954	(140,395,336)	1,388,187,618
Small-Cap Equity	2,762,004,122	697,545,361	(69,348,445)	628,196,916
Small/Mid-Cap Equity	531,428,068	52,452,026	(9,511,137)	42,940,889
Social Choice Equity	1,751,914,882	785,454,293	(56,520,806)	728,933,487
Social Choice Low Carbon Equity	52,207,342	6,856,460	(1,111,814)	5,744,646
Emerging Markets Equity	1,004,482,918	125,357,727	(34,110,848)	91,246,879
Enhanced International Equity Index	1,646,818,544	137,708,293	(29,498,682)	108,209,611
Global Natural Resources	44,956,643	16,519,076	(44,779)	16,474,297
International Equity	3,946,253,551	391,152,710	(197,340,803)	193,811,907
International Opportunities	1,229,327,009	228,509,518	(60,561,641)	167,947,877
International Small-Cap Equity	305,642,688	5,677,807	(2,248,593)	3,429,214
Social Choice International Equity	27,842,855	1,543,849	(2,137,144)	(593,295)
Equity Index	8,415,074,319	4,505,861,920	(218,820,029)	4,287,041,891
Large-Cap Growth Index	3,061,339,626	966,055,901	(41,559,053)	924,496,848
Large-Cap Value Index	4,998,263,819	925,506,542	(116,044,485)	809,462,057
S&P 500 Index	2,696,831,785	1,181,146,928	(44,780,158)	1,136,366,770
Small-Cap Blend Index	1,740,653,559	680,055,992	(135,117,040)	544,938,952
Emerging Markets Equity Index	1,819,601,572	202,614,490	(180,595,353)	22,019,137
International Equity Index	8,232,796,712	1,161,088,156	(656,797,292)	504,290,864
Emerging Markets Debt	297,077,689	7,118,302	(9,064,069)	(1,945,767)
International Bond	298,264,961	1,376,814	(11,682,822)	(10,306,008)
360

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: March 10, 2017	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 10, 2017	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: March 10, 2017	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer